UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2026

Date of reporting period: 09/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Biotechnology ETF

IBB | NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$5,803,627,395
Number of Portfolio Holdings...
255
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
82.3%
Life Sciences Tools & Services...
14.5
Pharmaceuticals...
2.9
Health Care Providers & Services...
0.2
Health Care Equipment & Supplies...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Vertex Pharmaceuticals, Inc...
7.7%
Gilead Sciences, Inc...
7.5
Amgen, Inc...
7.5
Regeneron Pharmaceuticals, Inc...
5.7
Alnylam Pharmaceuticals, Inc...
5.7
IQVIA Holdings, Inc...
3.2
Argenx SE, ADR...
3.2
Insmed, Inc...
3.0
Mettler-Toledo International, Inc...
2.5
Natera, Inc...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Biotechnology ETF

Semi-Annual Shareholder Report — September 30, 2025

IBB-09/25-SAR

iShares Core S&P 500 ETF

IVV | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$700,934,124,757
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.8%
Financials...
13.5
Consumer Discretionary...
10.5
Communication Services...
10.1
Health Care...
8.9
Industrials...
8.3
Consumer Staples...
4.9
Energy...
2.9
Utilities...
2.3
Real Estate...
2.0
Materials...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
8.0%
Microsoft Corp...
6.7
Apple, Inc...
6.6
Amazon.com, Inc...
3.7
Meta Platforms, Inc., Class A...
2.8
Broadcom, Inc...
2.7
Alphabet, Inc., Class A...
2.5
Tesla, Inc...
2.2
Alphabet, Inc., Class C, NVS...
2.0
Berkshire Hathaway, Inc., Class B...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P 500 ETF

Semi-Annual Shareholder Report — September 30, 2025

IVV-09/25-SAR

iShares Core S&P Total U.S. Stock Market ETF

ITOT | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$77,970,598,874
Number of Portfolio Holdings...
2,492
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.0%
Financials...
13.8
Consumer Discretionary...
10.6
Industrials...
9.5
Communication Services...
9.5
Health Care...
9.3
Consumer Staples...
4.6
Energy...
3.0
Real Estate...
2.3
Utilities...
2.3
Materials...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.0%
Microsoft Corp...
5.9
Apple, Inc...
5.8
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.5
Broadcom, Inc...
2.4
Alphabet, Inc., Class A...
2.2
Tesla, Inc...
1.9
Alphabet, Inc., Class C, NVS...
1.8
Berkshire Hathaway, Inc., Class B...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P Total U.S. Stock Market ETF

Semi-Annual Shareholder Report — September 30, 2025

ITOT-09/25-SAR

iShares Expanded Tech Sector ETF

IGM | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$23	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$9,294,767,309
Number of Portfolio Holdings...
284
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
29.0%
Semiconductors & Semiconductor Equipment...
28.7
Interactive Media & Services...
13.2
Technology Hardware, Storage & Peripherals...
11.2
IT Services...
6.0
Entertainment...
4.4
Electronic Equipment, Instruments & Components...
3.9
Communications Equipment...
3.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
9.3%
NVIDIA Corp...
8.7
Microsoft Corp...
8.5
Broadcom, Inc...
7.4
Alphabet, Inc., Class A...
4.7
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class C, NVS...
3.7
Netflix, Inc...
3.2
Oracle Corp...
2.9
Palantir Technologies, Inc., Class A...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech Sector ETF

Semi-Annual Shareholder Report — September 30, 2025

IGM-09/25-SAR

iShares Expanded Tech-Software Sector ETF

IGV | Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$22	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$9,815,755,699
Number of Portfolio Holdings...
118
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
96.9%
Entertainment...
2.8
Interactive Media & Services...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
9.0%
Microsoft Corp...
8.5
Oracle Corp...
7.1
Salesforce, Inc...
7.0
ServiceNow, Inc...
5.9
Intuit, Inc...
5.8
AppLovin Corp., Class A...
5.5
Adobe, Inc...
4.4
Palo Alto Networks, Inc...
4.2
Crowdstrike Holdings, Inc., Class A...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech-Software Sector ETF

Semi-Annual Shareholder Report — September 30, 2025

IGV-09/25-SAR

iShares Micro-Cap ETF

IWC | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$35	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$985,028,015
Number of Portfolio Holdings...
1,345
Portfolio Turnover Rate...
25%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
24.2%
Financials...
21.0
Information Technology...
16.6
Industrials...
14.0
Consumer Discretionary...
6.7
Energy...
5.4
Materials...
3.8
Real Estate...
2.9
Communication Services...
2.8
Consumer Staples...
1.8
Utilities...
0.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Applied Digital Corp...
1.2%
Centrus Energy Corp., Class A...
1.2
Cipher Mining, Inc...
0.8
CommScope Holding Co., Inc...
0.8
Energy Fuels, Inc...
0.8
Terawulf, Inc...
0.8
Tutor Perini Corp...
0.7
American Superconductor Corp...
0.6
Innodata, Inc...
0.6
Adaptive Biotechnologies Corp...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Micro-Cap ETF

Semi-Annual Shareholder Report — September 30, 2025

IWC-09/25-SAR

iShares Nasdaq Top 30 Stocks ETF

QTOP | NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Nasdaq Top 30 Stocks ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Top 30 Stocks ETF	$12	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$193,974,977
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
59.9%
Communication Services...
15.3
Consumer Discretionary...
13.4
Consumer Staples...
4.9
Health Care...
3.6
Materials...
1.8
Industrials...
1.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
13.0%
Microsoft Corp...
11.0
Apple, Inc...
10.8
Amazon.com, Inc...
6.7
Tesla, Inc...
5.3
Broadcom, Inc...
4.7
Meta Platforms, Inc., Class A...
4.2
Netflix, Inc...
4.1
Palantir Technologies, Inc., Class A...
3.3
Costco Wholesale Corp...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Nasdaq Top 30 Stocks ETF

Semi-Annual Shareholder Report — September 30, 2025

QTOP-09/25-SAR

iShares Nasdaq-100 ex Top 30 ETF

QNXT | NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq-100 ex Top 30 ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$16,728,279
Number of Portfolio Holdings...
72
Portfolio Turnover Rate...
19%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.5%
Consumer Discretionary...
15.8
Industrials...
14.9
Health Care...
7.6
Communication Services...
7.3
Utilities...
5.8
Consumer Staples...
5.8
Energy...
2.0
Financials...
1.5
Real Estate...
0.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Lam Research Corp...
3.9%
Intel Corp...
3.3
KLA Corp...
3.2
Crowdstrike Holdings, Inc., Class A...
2.8
Analog Devices, Inc...
2.7
Automatic Data Processing, Inc...
2.7
MercadoLibre, Inc...
2.7
Comcast Corp., Class A...
2.6
DoorDash, Inc., Class A...
2.5
Constellation Energy Corp...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Nasdaq-100 ex Top 30 ETF

Semi-Annual Shareholder Report — September 30, 2025

QNXT-09/25-SAR

iShares North American Natural Resources ETF

IGE | Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$623,354,193
Number of Portfolio Holdings...
131
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
63.4%
Metals & Mining...
19.4
Energy Equipment & Services...
5.9
Construction Materials...
5.8
Containers & Packaging...
5.1
Paper & Forest Products...
0.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
9.8%
Chevron Corp...
9.6
ConocoPhillips...
4.0
Enbridge, Inc...
3.7
Newmont Corp...
3.1
Agnico Eagle Mines Ltd...
2.8
CRH plc...
2.7
Williams Cos., Inc. (The)...
2.6
Canadian Natural Resources Ltd...
2.2
EOG Resources, Inc...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares North American Natural Resources ETF

Semi-Annual Shareholder Report — September 30, 2025

IGE-09/25-SAR

iShares Russell 2000 ETF

IWM | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$11	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$69,761,211,838
Number of Portfolio Holdings...
1,981
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
18.0%
Industrials...
17.7
Health Care...
16.0
Information Technology...
15.5
Consumer Discretionary...
9.9
Real Estate...
5.8
Energy...
4.8
Materials...
4.2
Utilities...
3.3
Communication Services...
2.8
Consumer Staples...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Credo Technology Group Holding Ltd...
0.8%
Bloom Energy Corp., Class A...
0.6
IonQ, Inc...
0.6
Kratos Defense & Security Solutions, Inc...
0.5
Fabrinet...
0.5
Oklo, Inc., Class A...
0.4
Coeur Mining, Inc...
0.4
Rambus, Inc...
0.4
Hims & Hers Health, Inc., Class A...
0.4
NEXTracker, Inc., Class A...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 ETF

Semi-Annual Shareholder Report — September 30, 2025

IWM-09/25-SAR

iShares Russell 2000 Growth ETF

IWO | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$12,930,965,075
Number of Portfolio Holdings...
1,105
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
22.2%
Health Care...
22.1
Industrials...
22.0
Financials...
10.4
Consumer Discretionary...
9.4
Materials...
3.5
Energy...
3.0
Communication Services...
2.5
Consumer Staples...
2.3
Real Estate...
2.0
Utilities...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Credo Technology Group Holding Ltd...
1.5%
Bloom Energy Corp., Class A...
1.2
IonQ, Inc...
1.1
Kratos Defense & Security Solutions, Inc...
1.0
Fabrinet...
0.9
Rambus, Inc...
0.8
Hims & Hers Health, Inc., Class A...
0.7
Sterling Infrastructure, Inc...
0.7
AeroVironment, Inc...
0.7
Ensign Group, Inc. (The)...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Growth ETF

Semi-Annual Shareholder Report — September 30, 2025

IWO-09/25-SAR

iShares Russell 2000 Value ETF

IWN | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$11,916,870,715
Number of Portfolio Holdings...
1,432
Portfolio Turnover Rate...
24%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
26.3%
Industrials...
12.9
Consumer Discretionary...
10.5
Real Estate...
9.9
Health Care...
9.3
Information Technology...
8.2
Energy...
6.9
Utilities...
6.2
Materials...
5.0
Communication Services...
3.1
Consumer Staples...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
EchoStar Corp., Class A...
0.8%
Oklo, Inc., Class A...
0.7
UMB Financial Corp...
0.6
Jackson Financial, Inc., Class A...
0.5
Fluor Corp...
0.5
Old National Bancorp...
0.5
MARA Holdings, Inc...
0.5
CareTrust REIT, Inc...
0.5
Riot Platforms, Inc...
0.5
Cadence Bank...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Value ETF

Semi-Annual Shareholder Report — September 30, 2025

IWN-09/25-SAR

iShares Russell 2500 ETF

SMMD | Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,734,319,585
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.5%
Industrials...
13.2
Financials...
9.5
Information Technology...
7.9
Consumer Discretionary...
7.6
Health Care...
5.2
Real Estate...
4.1
Materials...
3.2
Consumer Staples...
2.4
Communication Services...
1.9
OtherFootnote Reference(b)...
3.5
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.6%
SoFi Technologies, Inc...
0.4
EMCOR Group, Inc...
0.4
Comfort Systems USA, Inc...
0.4
Insmed, Inc...
0.4
Pure Storage, Inc., Class A...
0.4
Astera Labs, Inc...
0.4
Tapestry, Inc...
0.3
Jabil, Inc...
0.3
Flex Ltd...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2500 ETF

Semi-Annual Shareholder Report — September 30, 2025

SMMD-09/25-SAR

iShares Russell Mid-Cap ETF

IWR | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$44,935,350,074
Number of Portfolio Holdings...
821
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.2%
Financials...
15.3
Consumer Discretionary...
11.8
Information Technology...
11.8
Health Care...
9.3
Real Estate...
7.3
Utilities...
6.3
Energy...
5.7
Materials...
5.0
Consumer Staples...
4.9
Communication Services...
4.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Robinhood Markets, Inc., Class A...
0.8%
ROBLOX Corp., Class A...
0.7
Royal Caribbean Cruises Ltd...
0.7
Howmet Aerospace, Inc...
0.6
Bank of New York Mellon Corp. (The)...
0.6
Coinbase Global, Inc., Class A...
0.6
Vistra Corp...
0.5
Cloudflare, Inc., Class A...
0.5
Corning, Inc...
0.5
United Rentals, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap ETF

Semi-Annual Shareholder Report — September 30, 2025

IWR-09/25-SAR

iShares Russell Mid-Cap Growth ETF

IWP | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$13	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$20,733,628,512
Number of Portfolio Holdings...
285
Portfolio Turnover Rate...
25%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
21.6%
Industrials...
20.4
Information Technology...
17.7
Health Care...
14.6
Financials...
9.6
Communication Services...
6.9
Utilities...
3.1
Energy...
2.7
Consumer Staples...
1.8
Real Estate...
1.3
Materials...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
ROBLOX Corp., Class A...
2.7%
Royal Caribbean Cruises Ltd...
2.7
Howmet Aerospace, Inc...
2.6
Vistra Corp...
2.1
Cloudflare, Inc., Class A...
2.1
Hilton Worldwide Holdings, Inc...
1.9
Vertiv Holdings Co., Class A...
1.9
Cencora, Inc...
1.9
Alnylam Pharmaceuticals, Inc...
1.8
Axon Enterprise, Inc...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap Growth ETF

Semi-Annual Shareholder Report — September 30, 2025

IWP-09/25-SAR

iShares S&P 500 3% Capped ETF

TOPC | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 3% Capped ETF (the “Fund”) for the period of April 15, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 3% Capped ETF	$5Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$12,148,679
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.1%
Financials...
16.5
Consumer Discretionary...
11.1
Health Care...
10.8
Industrials...
10.1
Communication Services...
9.4
Consumer Staples...
6.0
Energy...
3.5
Utilities...
2.9
Real Estate...
2.4
Materials...
2.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
3.3%
NVIDIA Corp...
3.1
Microsoft Corp...
3.0
Meta Platforms, Inc., Class A...
2.9
Amazon.com, Inc...
2.8
Tesla, Inc...
2.7
Broadcom, Inc...
2.6
Berkshire Hathaway, Inc., Class B...
2.0
JPMorgan Chase & Co...
1.9
Alphabet, Inc., Class A...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P 500 3% Capped ETF

Semi-Annual Shareholder Report — September 30, 2025

TOPC-09/25-SAR

iShares S&P 500 ex S&P 100 ETF

XOEF | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 ex S&P 100 ETF (the “Fund”) for the period of July 8, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 ex S&P 100 ETF	$5Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$13,352,100
Number of Portfolio Holdings...
403
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
19.0%
Industrials...
17.3
Financials...
16.9
Health Care...
10.2
Consumer Discretionary...
9.2
Utilities...
6.2
Real Estate...
6.0
Materials...
5.0
Energy...
4.7
Consumer Staples...
3.6
Communication Services...
1.9
Security	Percent of Total InvestmentsFootnote Reference(a)
AppLovin Corp., Class A...
1.2%
Micron Technology, Inc...
1.2
Lam Research Corp...
1.1
GE Vernova, Inc...
1.1
Applied Materials, Inc...
1.0
TJX Cos., Inc. (The)...
1.0
S&P Global, Inc...
1.0
Amphenol Corp., Class A...
0.9
Arista Networks, Inc...
0.9
Eaton Corp. plc...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P 500 ex S&P 100 ETF

Semi-Annual Shareholder Report — September 30, 2025

XOEF-09/25-SAR

iShares S&P Mid-Cap 400 Growth ETF

IJK | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$9	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$9,069,041,523
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.1%
Information Technology...
17.1
Financials...
13.5
Consumer Discretionary...
13.2
Health Care...
10.7
Real Estate...
4.2
Consumer Staples...
4.0
Energy...
3.9
Materials...
3.2
Communication Services...
0.8
Utilities...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Comfort Systems USA, Inc...
1.8%
Pure Storage, Inc., Class A...
1.6
Curtiss-Wright Corp...
1.2
RB Global, Inc...
1.2
Nutanix, Inc., Class A...
1.2
Guidewire Software, Inc...
1.2
United Therapeutics Corp...
1.2
BWX Technologies, Inc...
1.0
Coherent Corp...
1.0
TransUnion...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Growth ETF

Semi-Annual Shareholder Report — September 30, 2025

IJK-09/25-SAR

iShares S&P Mid-Cap 400 Value ETF

IJJ | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$7,959,845,060
Number of Portfolio Holdings...
304
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.9%
Industrials...
17.0
Consumer Discretionary...
11.3
Real Estate...
9.4
Information Technology...
9.1
Utilities...
7.1
Materials...
7.0
Health Care...
6.4
Consumer Staples...
5.6
Energy...
4.1
Communication Services...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Flex Ltd...
1.5%
Talen Energy Corp...
1.3
US Foods Holding Corp...
1.2
Performance Food Group Co...
1.1
Fidelity National Financial, Inc., Class A...
1.0
WP Carey, Inc...
1.0
Reliance, Inc...
1.0
Annaly Capital Management, Inc...
0.9
Reinsurance Group of America, Inc...
0.9
TD SYNNEX Corp...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Value ETF

Semi-Annual Shareholder Report — September 30, 2025

IJJ-09/25-SAR

iShares S&P Small-Cap 600 Growth ETF

IJT | NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,262,425,697
Number of Portfolio Holdings...
364
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.9%
Information Technology...
16.4
Financials...
14.7
Health Care...
13.8
Consumer Discretionary...
12.0
Real Estate...
7.8
Energy...
4.6
Materials...
3.7
Communication Services...
2.9
Consumer Staples...
2.2
Utilities...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Sterling Infrastructure, Inc...
1.4%
SPX Technologies, Inc...
1.2
InterDigital, Inc...
1.2
Armstrong World Industries, Inc...
1.1
Dycom Industries, Inc...
1.1
Corcept Therapeutics, Inc...
1.1
Federal Signal Corp...
1.0
Zurn Elkay Water Solutions Corp...
0.9
MARA Holdings, Inc...
0.9
SiTime Corp...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Small-Cap 600 Growth ETF

Semi-Annual Shareholder Report — September 30, 2025

IJT-09/25-SAR

iShares Semiconductor ETF

SOXX | NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$21	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$14,822,742,668
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
19%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
7.9%
NVIDIA Corp...
7.6
Advanced Micro Devices, Inc...
7.1
QUALCOMM, Inc...
5.5
Micron Technology, Inc...
5.0
Texas Instruments, Inc...
4.8
Marvell Technology, Inc...
4.8
Lam Research Corp...
4.7
Intel Corp...
4.7
Applied Materials, Inc...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Semiconductor ETF

Semi-Annual Shareholder Report — September 30, 2025

SOXX-09/25-SAR

iShares Top 20 U.S. Stocks ETF

TOPT | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Top 20 U.S. Stocks ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Top 20 U.S. Stocks ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$337,563,506
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
47.7%
Financials...
14.3
Consumer Discretionary...
11.8
Communication Services...
11.8
Health Care...
7.5
Consumer Staples...
4.4
Energy...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
16.4%
Microsoft Corp...
13.8
Apple, Inc...
13.6
Tesla, Inc...
5.6
Berkshire Hathaway, Inc., Class B...
4.5
JPMorgan Chase & Co...
4.5
Meta Platforms, Inc., Class A...
4.3
Amazon.com, Inc...
4.2
Broadcom, Inc...
3.9
Eli Lilly & Co...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Top 20 U.S. Stocks ETF

Semi-Annual Shareholder Report — September 30, 2025

TOPT-09/25-SAR

iShares U.S. Digital Infrastructure and Real Estate ETF

IDGT | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$21	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$130,163,925
Number of Portfolio Holdings...
31
Portfolio Turnover Rate...
41%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
42.5%
Communications Equipment...
28.6
Semiconductors & Semiconductor Equipment...
10.7
IT Services...
6.2
Software...
4.5
Diversified Telecommunication Services...
4.0
Technology Hardware, Storage & Peripherals...
3.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
10.0%
Digital Realty Trust, Inc...
9.9
American Tower Corp...
9.9
Crown Castle, Inc...
8.4
Fastly, Inc., Class A...
6.2
QUALCOMM, Inc...
4.5
Calix, Inc...
4.4
Arista Networks, Inc...
4.3
SBA Communications Corp...
4.3
CommScope Holding Co., Inc...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Digital Infrastructure and Real Estate ETF

Semi-Annual Shareholder Report — September 30, 2025

IDGT-09/25-SAR

 (b) Not Applicable

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
SEPTEMBER 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX Echange
iShares North American Natural Resources ETF | IGE | Cboe BZX Exchange
iShares Semiconductor ETF | SOXX | NASDAQ
iShares U.S. Digital Infrastructure and Real Estate ETF | IDGT | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Biotechnology ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 82.0%
4D Molecular Therapeutics, Inc.
(a)
.......... 248,164 $ 2,156,545
89bio, Inc.
(a) (b)
....................... 840,238 12,351,499
Absci Corp.
(a) (b)
...................... 752,847 2,288,655
AC Immune SA
(a) (b)
.................... 350,929 1,014,185
ACADIA Pharmaceuticals, Inc.
(a)
........... 964,185 20,575,708
Acrivon Therapeutics, Inc.
(a)
.............. 127,268 230,355
ADC Therapeutics SA
(a) (b)
............... 507,902 2,031,608
ADMA Biologics, Inc.
(a) (b)
................ 1,327,395 19,459,611
Agios Pharmaceuticals, Inc.
(a) (b)
........... 313,264 12,574,417
Akero Therapeutics, Inc.
(a) (b)
.............. 407,054 19,326,924
Alector, Inc.
(a)
....................... 429,518 1,271,373
Alkermes plc
(a)
....................... 925,779 27,773,370
Allogene Therapeutics, Inc.
(a) (b)
............ 892,825 1,107,103
Alnylam Pharmaceuticals, Inc.
(a)
........... 722,314 329,375,184
Altimmune, Inc.
(a) (b)
.................... 491,824 1,854,176
Alvotech SA
(a) (b)
...................... 627,643 5,140,396
Amgen, Inc. ........................ 1,541,093 434,896,445
Amicus Therapeutics, Inc.
(a)
.............. 1,732,106 13,648,995
AnaptysBio, Inc.
(a) (b)
................... 147,411 4,513,725
Anavex Life Sciences Corp.
(a) (b)
........... 478,204 4,256,016
Annexon, Inc.
(a) (b)
..................... 548,107 1,671,726
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 600,676 13,593,298
Apogee Therapeutics, Inc.
(a) (b)
............ 212,024 8,423,713
Applied Therapeutics, Inc.
(a) (b)
............. 741,350 448,443
Arbutus Biopharma Corp.
(a) (b)
............. 857,055 3,891,030
Arcellx, Inc.
(a) (b)
...................... 238,247 19,560,079
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 143,214 2,639,434
Arcus Biosciences, Inc.
(a)
................ 376,888 5,125,677
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 601,957 11,346,889
Argenx SE , ADR
(a) (b)
................... 247,557 182,588,141
ArriVent Biopharma, Inc.
(a) (b)
.............. 171,812 3,169,931
Arrowhead Pharmaceuticals, Inc.
(a)
......... 737,557 25,438,341
ARS Pharmaceuticals, Inc.
(a) (b)
............ 331,545 3,332,027
Artiva Biotherapeutics, Inc.
(a)
............. 66,619 191,197
Ascendis Pharma A/S , ADR
(a) (b)
........... 245,859 48,879,228
Astria Therapeutics, Inc.
(a) (b)
.............. 260,849 1,898,981
Aura Biosciences, Inc.
(a) (b)
............... 239,276 1,478,726
Aurinia Pharmaceuticals, Inc.
(a)
............ 684,189 7,560,288
Autolus Therapeutics plc , ADR
(a) (b)
.......... 977,291 1,592,984
Avidity Biosciences, Inc.
(a) (b)
.............. 758,997 33,069,499
Beam Therapeutics, Inc.
(a) (b)
.............. 525,663 12,757,841
BeOne Medicines Ltd. , ADR
(a) (b)
........... 358,496 122,139,587
Bicycle Therapeutics plc , ADR
(a)
........... 179,281 1,387,635
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 1,167,598 8,862,069
Biogen, Inc.
(a)
....................... 842,122 117,964,450
Biohaven Ltd.
(a) (b)
..................... 532,145 7,987,496
BioMarin Pharmaceutical, Inc.
(a)
........... 1,088,344 58,944,711
Biomea Fusion, Inc.
(a) (b)
................. 270,541 546,493
BioNTech SE , ADR
(a) (b)
................. 363,315 35,830,125
Bridgebio Pharma, Inc.
(a) (b)
............... 932,936 48,456,696
C4 Therapeutics, Inc.
(a) (b)
................ 345,607 767,248
CareDx, Inc.
(a) (b)
...................... 285,903 4,157,030
Cartesian Therapeutics, Inc.
(a) (b)
........... 49,428 505,154
Centessa Pharmaceuticals plc , ADR
(a) (b)
...... 346,614 8,405,389
CG oncology, Inc.
(a) (b)
.................. 270,174 10,882,609
Climb Bio, Inc.
(a)
...................... 328,248 659,778
Cogent Biosciences, Inc.
(a)
............... 648,348 9,310,277
Compass Pathways plc , ADR
(a) (b)
.......... 368,408 2,110,978
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 310,640 2,289,417
CRISPR Therapeutics AG
(a) (b)
............. 495,991 32,145,177
Cullinan Therapeutics, Inc.
(a)
............. 204,764 1,214,250
CureVac NV
(a) (b)
...................... 550,092 2,964,996
Cytokinetics, Inc.
(a) (b)
................... 672,941 36,984,837
Security
Shares
Shares Value
Biotechnology (continued)
Day One Biopharmaceuticals, Inc.
(a)
........ 429,922 $ 3,030,950
Denali Therapeutics, Inc.
(a) (b)
............. 728,660 10,580,143
Design Therapeutics, Inc.
(a)
.............. 179,422 1,351,048
Disc Medicine, Inc.
(a) (b)
................. 132,290 8,741,723
Dynavax Technologies Corp.
(a) (b)
........... 671,762 6,670,597
Dyne Therapeutics, Inc.
(a) (b)
.............. 631,515 7,988,665
Editas Medicine, Inc.
(a) (b)
................ 499,835 1,734,427
Emergent BioSolutions, Inc.
(a) (b)
........... 294,036 2,593,397
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 112,977 1,352,335
Entrada Therapeutics, Inc.
(a)
............. 124,013 719,275
Erasca, Inc.
(a) (b)
...................... 926,819 2,020,465
Exelixis, Inc.
(a)
....................... 1,499,863 61,944,342
Fate Therapeutics, Inc.
(a)
................ 639,670 805,984
Foghorn Therapeutics, Inc.
(a)
............. 160,551 785,094
Galapagos NV , ADR
(a) (b)
................ 200,020 6,928,693
Genmab A/S , ADR
(a) (b)
.................. 2,605,586 79,913,323
Geron Corp.
(a) (b)
...................... 3,481,180 4,769,217
Gilead Sciences, Inc. .................. 3,924,848 435,658,128
GRAIL, Inc.
(a) (b)
...................... 172,075 10,174,795
Halozyme Therapeutics, Inc.
(a)
............ 665,415 48,801,536
Humacyte, Inc.
(a) (b)
.................... 751,089 1,306,895
Ideaya Biosciences, Inc.
(a) (b)
.............. 464,495 12,638,909
ImmunityBio, Inc.
(a) (b)
................... 548,453 1,349,194
Immunocore Holdings plc , ADR
(a) (b)
......... 203,336 7,387,197
Immunovant, Inc.
(a) (b)
................... 406,645 6,555,117
Immutep Ltd. , ADR
(a) (b)
................. 580,444 1,015,777
Incyte Corp.
(a)
....................... 1,110,252 94,160,472
Inhibrx Biosciences, Inc.
(a)
............... 56,808 1,913,293
Insmed, Inc.
(a)
....................... 1,189,516 171,302,199
Intellia Therapeutics, Inc.
(a) (b)
............. 582,168 10,054,041
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 909,642 59,508,780
Iovance Biotherapeutics, Inc.
(a) (b)
........... 1,686,421 3,659,534
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 900,635 1,179,832
Janux Therapeutics, Inc.
(a) (b)
.............. 311,593 7,615,333
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 215,732 2,627,616
Keros Therapeutics, Inc.
(a)
............... 195,286 3,089,424
Krystal Biotech, Inc.
(a) (b)
................. 142,875 25,221,724
Kura Oncology, Inc.
(a)
.................. 484,802 4,290,498
Kymera Therapeutics, Inc.
(a) (b)
............ 338,165 19,140,139
Kyverna Therapeutics, Inc.
(a) (b)
............ 125,808 754,848
Larimar Therapeutics, Inc.
(a)
.............. 280,051 904,565
Legend Biotech Corp. , ADR
(a) (b)
........... 733,273 23,912,033
Lexeo Therapeutics, Inc.
(a) (b)
.............. 264,205 1,754,321
Lyell Immunopharma, Inc.
(a)
.............. 49,612 805,699
MacroGenics, Inc.
(a) (b)
.................. 340,557 572,136
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 116,018 53,212,816
MannKind Corp.
(a)
.................... 1,716,369 9,216,902
MeiraGTx Holdings plc
(a) (b)
............... 311,953 2,567,373
Mersana Therapeutics, Inc.
(a) (b)
............ 24,188 187,699
Merus NV
(a) (b)
........................ 392,159 36,921,770
Mesoblast Ltd. , ADR
(a) (b)
................ 376,171 6,060,115
Mineralys Therapeutics, Inc.
(a) (b)
........... 292,083 11,075,787
Mirum Pharmaceuticals, Inc.
(a)
............ 234,110 17,162,604
Moderna, Inc.
(a) (b)
..................... 1,976,616 51,055,991
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 265,773 1,969,378
Myriad Genetics, Inc.
(a)
................. 508,905 3,679,383
Natera, Inc.
(a)
....................... 761,349 122,554,349
Neurocrine Biosciences, Inc.
(a)
............ 555,255 77,946,697
Neurogene, Inc.
(a) (b)
................... 67,516 1,170,052
Newamsterdam Pharma Co. NV
(a) (b)
........ 421,343 11,982,995
Nkarta, Inc.
(a) (b)
...................... 311,594 645,000
Novavax, Inc.
(a) (b)
..................... 852,295 7,389,398
Nurix Therapeutics, Inc.
(a) (b)
.............. 431,634 3,988,298
Nuvalent, Inc. , Class A
(a) (b)
............... 256,573 22,188,433
Olema Pharmaceuticals, Inc.
(a) (b)
........... 304,335 2,979,440

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Biotechnology ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
OnKure Therapeutics, Inc.
(a) (b)
............ 51,841 $ 142,563
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 321,949 3,863,388
Oruka Therapeutics, Inc.
(a) (b)
.............. 176,759 3,399,076
PepGen, Inc.
(a) (b)
..................... 160,041 739,389
Perspective Therapeutics, Inc.
(a) (b)
.......... 349,902 1,200,164
Praxis Precision Medicines, Inc.
(a) (b)
......... 89,857 4,762,421
Precigen, Inc.
(a) (b)
..................... 850,208 2,797,184
Prime Medicine, Inc.
(a) (b)
................ 543,845 3,012,901
Protagonist Therapeutics, Inc.
(a)
........... 337,692 22,432,880
Prothena Corp. plc
(a)
................... 249,957 2,439,580
PTC Therapeutics, Inc.
(a) (b)
............... 437,930 26,875,764
Pyxis Oncology, Inc.
(a) (b)
................. 249,414 553,699
Q32 Bio, Inc.
(a) (b)
..................... 24,466 48,443
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 1,918,272 9,361,167
Regeneron Pharmaceuticals, Inc. .......... 587,705 330,448,890
REGENXBIO, Inc.
(a) (b)
.................. 263,685 2,544,560
Relay Therapeutics, Inc.
(a) (b)
.............. 749,671 3,913,283
Replimune Group, Inc.
(a) (b)
............... 368,597 1,544,421
Revolution Medicines, Inc.
(a) (b)
............ 931,964 43,522,719
Rhythm Pharmaceuticals, Inc.
(a)
........... 353,763 35,726,525
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 100,533 2,848,100
Rocket Pharmaceuticals, Inc.
(a)
............ 569,551 1,856,736
Roivant Sciences Ltd.
(a)
................. 2,476,988 37,476,828
Sana Biotechnology, Inc.
(a) (b)
............. 832,837 2,956,571
Sarepta Therapeutics, Inc.
(a)
............. 535,211 10,313,516
Savara, Inc.
(a) (b)
...................... 467,103 1,667,558
Scholar Rock Holding Corp.
(a) (b)
........... 426,831 15,895,186
Silence Therapeutics plc , ADR
(a) (b)
.......... 31,777 164,923
Solid Biosciences, Inc.
(a) (b)
............... 338,037 2,085,688
Spyre Therapeutics, Inc.
(a) (b)
.............. 294,431 4,934,664
Stoke Therapeutics, Inc.
(a) (b)
.............. 264,528 6,216,408
Summit Therapeutics, Inc.
(a) (b)
............. 645,995 13,346,257
Sutro Biopharma, Inc.
(a) (b)
............... 472,330 410,171
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 480,125 7,386,723
Tango Therapeutics, Inc.
(a) (b)
.............. 375,954 3,158,014
Taysha Gene Therapies, Inc.
(a) (b)
........... 1,276,724 4,174,887
Tectonic Therapeutic, Inc.
(a) (b)
............. 60,095 942,891
Tevogen Bio Holdings, Inc.
(a) (b)
............ 254,765 200,067
Tourmaline Bio, Inc.
(a)
.................. 95,854 4,584,697
Travere Therapeutics, Inc.
(a) (b)
............ 499,789 11,944,957
TScan Therapeutics, Inc.
(a)
.............. 265,448 483,115
Twist Bioscience Corp.
(a) (b)
............... 331,736 9,335,051
Tyra Biosciences, Inc.
(a) (b)
............... 192,337 2,690,795
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 516,338 15,531,447
uniQure NV
(a) (b)
...................... 280,131 16,351,246
United Therapeutics Corp.
(a) (b)
............ 251,758 105,539,471
UroGen Pharma Ltd.
(a) (b)
................ 227,833 4,545,268
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 316,924 1,581,451
Vaxcyte, Inc.
(a)
....................... 720,950 25,968,619
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 279,553 8,123,810
Veracyte, Inc.
(a) (b)
..................... 442,762 15,200,019
Vericel Corp.
(a) (b)
...................... 287,514 9,048,066
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 1,133,909 444,084,121
Vir Biotechnology, Inc.
(a) (b)
............... 516,059 2,946,697
Voyager Therapeutics, Inc.
(a) (b)
............ 257,957 1,204,659
Xencor, Inc.
(a)
....................... 385,896 4,526,560
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 426,304 17,116,106
Zai Lab Ltd. , ADR
(a)
................... 444,995 15,080,881
Zymeworks, Inc.
(a) (b)
................... 420,226 7,177,460
4,760,687,059
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.
(a) (b)
..................... 570,151 7,366,351
Security
Shares
Shares Value
Health Care Providers & Services — 0.2%
(a)
Castle Biosciences, Inc. ................ 162,283 $ 3,695,184
Fulgent Genetics, Inc.
(b)
................ 113,667 2,568,874
OPKO Health, Inc.
(b)
................... 2,063,612 3,198,599
9,462,657
Life Sciences Tools & Services — 14.5%
10X Genomics, Inc. , Class A
(a) (b)
........... 636,109 7,436,114
AbCellera Biologics, Inc.
(a) (b)
.............. 1,298,485 6,531,380
Adaptive Biotechnologies Corp.
(a) (b)
......... 836,668 12,516,553
Alpha Teknova, Inc.
(a) (b)
................. 66,522 411,771
Bio-Techne Corp. ..................... 884,442 49,201,508
Bruker Corp.
(b)
....................... 592,930 19,264,296
Charles River Laboratories International, Inc.
(a)
. 279,902 43,793,467
Codexis, Inc.
(a) (b)
..................... 483,492 1,179,721
Cytek Biosciences, Inc.
(a)
................ 665,434 2,309,056
Evotec SE , ADR
(a) (b)
................... 1,273,798 4,623,887
Fortrea Holdings, Inc.
(a)
................. 520,398 4,381,751
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 233,369 3,402,520
Illumina, Inc.
(a) (b)
...................... 859,881 81,662,899
IQVIA Holdings, Inc.
(a)
.................. 969,805 184,204,762
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
595,400 1,708,798
MaxCyte, Inc.
(a) (b)
..................... 545,959 862,615
Medpace Holdings, Inc.
(a) (b)
.............. 130,551 67,124,102
Mettler-Toledo International, Inc.
(a) (b)
........ 117,681 144,466,372
OmniAb, Inc., 12.50 Earnout Shares
(a) (c)
...... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (c)
...... 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 1,523,125 1,949,600
Personalis, Inc.
(a) (b)
.................... 304,989 1,988,528
Quanterix Corp.
(a) (b)
................... 226,128 1,227,875
Repligen Corp.
(a) (b)
.................... 306,330 40,947,131
Standard BioTools, Inc.
(a)
................ 2,105,375 2,736,988
Stevanato Group SpA
(b)
................ 285,721 7,357,316
Tempus AI, Inc.
(a) (b)
.................... 553,356 44,661,363
Waters Corp.
(a) (b)
..................... 341,787 102,471,160
838,421,533
Pharmaceuticals — 2.9%
(a)
Alumis, Inc.
(b)
....................... 384,765 1,535,212
Amylyx Pharmaceuticals, Inc.
(b)
........... 459,720 6,247,595
Arvinas, Inc. ........................ 370,182 3,153,951
Atea Pharmaceuticals, Inc.
(b)
............. 370,377 1,074,093
Axsome Therapeutics, Inc.
(b)
............. 237,082 28,793,609
CorMedix, Inc.
(b)
......................
385,264 4,480,620
Crinetics Pharmaceuticals, Inc.
(b)
.......... 500,371 20,840,452
Cybin, Inc.
(b)
........................ 119,040 701,146
Edgewise Therapeutics, Inc.
(b)
............ 429,442 6,965,549
Enliven Therapeutics, Inc.
(b)
.............. 219,727 4,497,812
LENZ Therapeutics, Inc.
(b)
............... 138,483 6,450,538
Neumora Therapeutics, Inc.
(b)
............. 365,448 665,115
Nuvation Bio, Inc. , Class A
(b)
............. 1,326,094 4,906,548
Phathom Pharmaceuticals, Inc.
(b)
.......... 218,957 2,577,124
Pliant Therapeutics, Inc.
(b)
............... 324,286 479,943
Rapport Therapeutics, Inc.
(b)
............. 128,059 3,803,352
Structure Therapeutics, Inc. , ADR
(b)
......... 229,934 6,438,152
Tarsus Pharmaceuticals, Inc.
(b)
............ 222,157 13,202,790
Terns Pharmaceuticals, Inc.
(b)
............. 399,035 2,996,753
Theravance Biopharma, Inc.
(b)
............ 266,641 3,892,959
Third Harmonic Bio, Inc.
(c)
............... 134,478 4,034
Trevi Therapeutics, Inc.
(b)
............... 465,200 4,256,580
Verona Pharma plc , ADR ............... 318,653 34,003,462
WaVe Life Sciences Ltd.
(b)
............... 731,775 5,356,593

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Biotechnology ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zevra Therapeutics, Inc.
(b)
............... 319,603 $ 3,039,425
170,363,407
Total Common Stocks — 99 .7%
(Cost: $ 8,222,914,879 ) ............................ 5,786,301,007
Preferred Stocks
Biotechnology — 0.1%
Grifols SA .......................... 698,899 6,961,034
Total Preferred Stocks — 0 .1%
(Cost: $ 9,747,749 ) ............................... 6,961,034
Rights
Biotechnology — 0.0%
(a)
Akouos, Inc., CVR
(b) (c)
................. 157,087 2
Cargo Therapeutics, Inc., CVR
(b) (c)
......... 198,104 2
Cartesian Therapeutics, Inc.
(c)
............ 6,098 1,524
Contra Chinook Therape, CVR
(c)
.......... 320,962 54,564
Fusion Pharmaceuticals, Inc., CVR
(b)
....... 1,880 1,034
57,126
Total Rights — 0.0%
(Cost: $ 2,132 ) .................................. 57,126
Total Long-Term Investments — 99.8%
(Cost: $ 8,232,664,760 ) ............................ 5,793,319,167
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(f)
................... 743,069,509 $ 743,441,044
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 11,130,182 11,130,182
Total Short-Term Securities — 13 .0%
(Cost: $ 754,097,054 ) .............................. 754,571,226
Total Investments — 112 .8%
(Cost: $ 8,986,761,814 ) ............................ 6,547,890,393
Liabilities in Excess of Other Assets — (12.8) % ............ (744,262,998)
Net Assets — 100.0% ...............................
$ 5,803,627,395
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 785,661,263 $ — $ (42,248,798)
(a)
$ 5,256 $ 23,323 $ 743,441,044 743,069,509 $ 3,296,778
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,673,221 4,456,961
(a)
— — — 11,130,182 11,130,182 193,817 —
$ 5,256 $ 23,323 $ 754,571,226 $ 3,490,595 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Biotechnology ETF
6
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 42 12/19/25 $ 5,950 $ 31,612
Russell 2000 E-Mini Index .................................................... 33 12/19/25 4,052 24,288
$ 55,900
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 55,900 $ — $ — $ — $ 55,900
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (6,596,769) $ — $ — $ — $ (6,596,769)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 111,042 $ — $ — $ — $ 111,042
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,921,208

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Biotechnology ETF
Schedules of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,786,296,973 $ — $ 4,034 $ 5,786,301,007
Preferred Securities ....................................... 6,961,034 — — 6,961,034
Rights ................................................ — 1,034 56,092 57,126
Short-Term Securities
Money Market Funds ...................................... 754,571,226 — — 754,571,226
$ 6,547,829,233 $ 1,034 $ 60,126 $ 6,547,890,393
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 55,900 $ — $ — $ 55,900
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Expanded Tech Sector ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.6%
ADTRAN Holdings, Inc.
(a)
............... 40,976 $ 384,355
Applied Optoelectronics, Inc.
(a) (b)
........... 34,401 892,018
Arista Networks, Inc.
(a)
................. 604,907 88,140,999
Aviat Networks, Inc.
(a)
.................. 6,230 142,854
BK Technologies Corp.
(a)
................ 1,662 140,406
Calix, Inc.
(a)
......................... 34,880 2,140,586
Ciena Corp.
(a)
....................... 82,972 12,086,531
Cisco Systems, Inc. ................... 2,324,242 159,024,638
Clearfield, Inc.
(a) (b)
..................... 7,381 253,759
CommScope Holding Co., Inc.
(a)
........... 130,020 2,012,710
Digi International, Inc.
(a)
................. 20,735 755,998
Extreme Networks, Inc.
(a)
................ 76,494 1,579,601
F5, Inc.
(a)
.......................... 33,718 10,897,320
Harmonic, Inc.
(a)
...................... 64,497 656,579
Lumentum Holdings, Inc.
(a)
.............. 40,968 6,665,903
Motorola Solutions, Inc. ................ 97,784 44,715,645
NETGEAR, Inc.
(a)
..................... 16,726 541,755
NetScout Systems, Inc.
(a)
............... 42,996 1,110,587
Ribbon Communications, Inc.
(a)
........... 55,958 212,640
Viasat, Inc.
(a)
........................ 78,802 2,308,899
Viavi Solutions, Inc.
(a)
.................. 127,873 1,622,708
336,286,491
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc. .......... 22,101 3,760,264
Amphenol Corp. , Class A ............... 716,596 88,678,755
Arlo Technologies, Inc.
(a)
................ 59,427 1,007,288
Arrow Electronics, Inc.
(a)
................ 30,003 3,630,363
Avnet, Inc. ......................... 49,789 2,602,969
Badger Meter, Inc. .................... 17,395 3,106,399
Belden, Inc. ........................ 23,255 2,796,879
Benchmark Electronics, Inc. ............. 20,651 796,096
CDW Corp. ......................... 76,923 12,252,295
Celestica, Inc.
(a)
...................... 67,517 16,634,838
Cognex Corp. ....................... 98,545 4,464,088
Coherent Corp.
(a)
..................... 91,233 9,827,619
Corning, Inc. ........................ 457,525 37,530,776
Crane NXT Co. ...................... 28,558 1,915,385
CTS Corp. ......................... 16,380 654,217
ePlus, Inc. ......................... 15,483 1,099,448
Fabrinet
(a)
.......................... 21,030 7,667,959
Flex Ltd.
(a)
.......................... 221,069 12,815,370
Insight Enterprises, Inc.
(a) (b)
.............. 18,472 2,094,910
IPG Photonics Corp.
(a)
................. 14,798 1,171,854
Itron, Inc.
(a) (b)
........................ 26,833 3,342,318
Jabil, Inc. .......................... 62,989 13,679,321
Keysight Technologies, Inc.
(a)
............. 101,015 17,669,544
Knowles Corp.
(a)
..................... 52,619 1,226,549
Littelfuse, Inc. ....................... 14,510 3,758,235
Mirion Technologies, Inc. , Class A
(a) (b)
....... 133,757 3,111,188
Napco Security Technologies, Inc. ......... 21,253 912,816
Novanta, Inc.
(a)
...................... 20,715 2,074,607
OSI Systems, Inc.
(a) (b)
.................. 9,328 2,324,911
PC Connection, Inc. ................... 6,297 390,351
Plexus Corp.
(a)
....................... 15,929 2,304,767
Rogers Corp.
(a) (b)
..................... 9,892 795,910
Sanmina Corp.
(a)
..................... 31,286 3,601,331
TD SYNNEX Corp. .................... 45,015 7,371,206
TE Connectivity plc ................... 173,428 38,072,649
Teledyne Technologies, Inc.
(a)
............. 27,521 16,128,407
Trimble, Inc.
(a) (b)
...................... 139,672 11,404,219
TTM Technologies, Inc.
(a)
................ 60,723 3,497,645
Vishay Intertechnology, Inc. .............. 72,479 1,108,929
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. ........................ 86,172 $ 3,616,639
Zebra Technologies Corp. , Class A
(a)
........ 29,842 8,867,849
359,767,163
Entertainment — 4.3%
Electronic Arts, Inc. ................... 132,169 26,658,487
Netflix, Inc.
(a)
........................ 249,402 299,013,046
Playtika Holding Corp. ................. 30,173 117,373
ROBLOX Corp. , Class A
(a)
............... 378,590 52,442,287
Take-Two Interactive Software, Inc.
(a)
........ 101,775 26,294,589
404,525,782
Interactive Media & Services — 13.2%
Alphabet, Inc. , Class A ................. 1,775,933 431,729,312
Alphabet, Inc. , Class C, NVS ............. 1,425,694 347,227,774
Cargurus, Inc. , Class A
(a)
................ 50,535 1,881,418
IAC, Inc.
(a)
.......................... 39,845 1,357,519
Match Group, Inc. .................... 140,654 4,967,899
Meta Platforms, Inc. , Class A ............. 539,486 396,187,729
Pinterest, Inc. , Class A
(a)
................ 351,725 11,314,993
Reddit, Inc. , Class A
(a)
.................. 72,673 16,714,063
Rumble, Inc. , Class A
(a) (b)
................ 60,287 436,478
Snap, Inc. , Class A, NVS
(a)
.............. 648,837 5,002,533
TripAdvisor, Inc.
(a) (b)
................... 69,339 1,127,452
Trump Media & Technology Group Corp.
(a) (b)
... 94,319 1,548,718
Yelp, Inc.
(a) (b)
........................ 37,739 1,177,457
Ziff Davis, Inc.
(a) (b)
..................... 24,350 927,735
ZoomInfo Technologies, Inc.
(a)
............ 164,573 1,795,492
1,223,396,572
IT Services — 6.0%
Accenture plc , Class A ................. 365,571 90,149,809
Akamai Technologies, Inc.
(a)
.............. 83,846 6,352,173
Applied Digital Corp.
(a)
................. 136,610 3,133,833
ASGN, Inc.
(a)
........................ 25,850 1,223,998
CGI, Inc. .......................... 116,679 10,399,599
Cloudflare, Inc. , Class A
(a)
............... 183,633 39,405,805
Cognizant Technology Solutions Corp. , Class A . 286,654 19,225,884
DigitalOcean Holdings, Inc.
(a)
............. 40,074 1,368,928
DXC Technology Co.
(a)
................. 106,629 1,453,353
EPAM Systems, Inc.
(a)
.................. 32,588 4,913,945
Fastly, Inc. , Class A
(a) (b)
................. 82,242 703,169
Gartner, Inc.
(a) (b)
...................... 44,451 11,684,834
GoDaddy, Inc. , Class A
(a)
................ 81,260 11,118,806
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 35,592 274,414
International Business Machines Corp. ...... 546,737 154,267,312
Kyndryl Holdings, Inc.
(a)
................. 136,106 4,087,263
MongoDB, Inc. , Class A
(a)
............... 47,961 14,886,135
Okta, Inc. , Class A
(a)
................... 98,114 8,997,054
Shopify, Inc. , Class A
(a) (b)
................ 716,336 106,454,693
Snowflake, Inc. , Class A
(a)
............... 195,834 44,170,359
Twilio, Inc. , Class A
(a) (b)
................. 90,055 9,013,605
VeriSign, Inc. ....................... 49,341 13,794,263
557,079,234
Semiconductors & Semiconductor Equipment — 28.6%
Advanced Micro Devices, Inc.
(a)
........... 952,496 154,104,328
Allegro MicroSystems, Inc.
(a) (b)
............ 75,033 2,190,964
Ambarella, Inc.
(a)
..................... 24,153 1,993,106
Amkor Technology, Inc. ................. 65,771 1,867,896
Analog Devices, Inc. ................... 291,262 71,563,073
Applied Materials, Inc. ................. 471,010 96,434,587
Axcelis Technologies, Inc.
(a) (b)
............. 18,008 1,758,301
Broadcom, Inc. ...................... 2,073,461 684,055,519
Cirrus Logic, Inc.
(a)
.................... 30,141 3,776,366
Cohu, Inc.
(a)
........................ 27,213 553,240

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(a)
...... 88,653 $ 12,908,763
Diodes, Inc.
(a)
....................... 27,105 1,442,257
Enphase Energy, Inc.
(a)
................. 77,420 2,739,894
Entegris, Inc.
(b)
...................... 88,978 8,226,906
First Solar, Inc.
(a) (b)
.................... 62,948 13,881,922
FormFactor, Inc.
(a)
.................... 45,301 1,649,862
Impinj, Inc.
(a)
........................ 15,195 2,746,496
Intel Corp.
(a)
........................ 2,568,993 86,189,715
KLA Corp. .......................... 77,453 83,540,806
Kulicke & Soffa Industries, Inc. ............ 31,436 1,277,559
Lam Research Corp. .................. 742,832 99,465,205
Lattice Semiconductor Corp.
(a) (b)
........... 80,968 5,936,574
MACOM Technology Solutions Holdings, Inc.
(a)
. 37,589 4,679,455
Marvell Technology, Inc. ................ 506,051 42,543,708
MaxLinear, Inc.
(a)
..................... 48,125 773,850
Microchip Technology, Inc. ............... 316,755 20,342,006
Micron Technology, Inc. ................. 656,847 109,903,640
MKS, Inc.
(b)
......................... 39,418 4,878,766
Monolithic Power Systems, Inc. ........... 28,109 25,878,270
NVIDIA Corp. ....................... 4,321,260 806,260,691
NXP Semiconductors NV ............... 147,973 33,697,891
ON Semiconductor Corp.
(a)
.............. 239,626 11,815,958
Onto Innovation, Inc.
(a)
................. 28,782 3,719,210
Photronics, Inc.
(a)
..................... 37,352 857,228
Power Integrations, Inc. ................ 33,864 1,361,671
Qorvo, Inc.
(a)
........................ 49,488 4,507,367
QUALCOMM, Inc. .................... 633,018 105,308,874
Rambus, Inc.
(a) (b)
..................... 63,151 6,580,334
Rigetti Computing, Inc.
(a) (b)
............... 190,262 5,667,905
Semtech Corp.
(a)
..................... 50,531 3,610,440
Silicon Laboratories, Inc.
(a)
............... 18,999 2,491,339
SiTime Corp.
(a)
....................... 12,821 3,863,096
Skyworks Solutions, Inc. ................ 87,151 6,708,884
SolarEdge Technologies, Inc.
(a) (b)
.......... 33,977 1,257,149
Synaptics, Inc.
(a)
..................... 22,147 1,513,526
Teradyne, Inc. ....................... 93,365 12,850,759
Texas Instruments, Inc. ................. 533,600 98,038,328
Ultra Clean Holdings, Inc.
(a)
.............. 25,124 684,629
Universal Display Corp. ................ 25,591 3,675,635
Veeco Instruments, Inc.
(a) (b)
.............. 36,592 1,113,495
2,662,887,443
Software — 29.0%
A10 Networks, Inc. .................... 41,982 761,973
ACI Worldwide, Inc.
(a)
.................. 60,500 3,192,585
Adeia, Inc. ......................... 61,410 1,031,688
Adobe, Inc.
(a)
........................ 248,976 87,826,284
Agilysys, Inc.
(a) (b)
..................... 14,891 1,567,278
Alarm.com Holdings, Inc.
(a)
.............. 30,063 1,595,744
Alkami Technology, Inc.
(a) (b)
.............. 45,817 1,138,094
Appfolio, Inc. , Class A
(a)
................ 13,274 3,659,111
Appian Corp. , Class A
(a)
................ 23,962 732,518
AppLovin Corp. , Class A
(a)
............... 158,894 114,171,695
Asana, Inc. , Class A
(a) (b)
................. 54,603 729,496
Atlassian Corp. , Class A
(a)
............... 96,988 15,488,984
Aurora Innovation, Inc. , Class A
(a) (b)
......... 671,791 3,620,953
Autodesk, Inc.
(a)
...................... 125,603 39,900,305
AvePoint, Inc. , Class A
(a)
................ 73,388 1,101,554
Bentley Systems, Inc. , Class B ............ 87,433 4,501,051
BILL Holdings, Inc.
(a)
................... 54,536 2,888,772
Blackbaud, Inc.
(a)
..................... 22,513 1,447,811
BlackBerry Ltd.
(a)
..................... 342,064 1,669,272
BlackLine, Inc.
(a) (b)
.................... 30,142 1,600,540
Box, Inc. , Class A
(a)
................... 84,288 2,719,974
Braze, Inc. , Class A
(a) (b)
................. 47,279 1,344,615
Security
Shares
Shares Value
Software (continued)
C3.ai, Inc. , Class A
(a) (b)
................. 67,204 $ 1,165,317
Cadence Design Systems, Inc.
(a)
.......... 159,932 56,177,714
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 324,904 2,959,875
Cipher Mining, Inc.
(a) (b)
.................. 170,814 2,150,548
Cleanspark, Inc.
(a) (b)
................... 160,859 2,332,456
Clear Secure, Inc. , Class A .............. 50,918 1,699,643
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 169,001 3,045,398
Commvault Systems, Inc.
(a)
.............. 26,096 4,926,403
Confluent, Inc. , Class A
(a)
............... 171,343 3,392,591
Core Scientific, Inc.
(a) (b)
................. 179,254 3,215,817
Crowdstrike Holdings, Inc. , Class A
(a)
........ 146,291 71,738,181
Datadog, Inc. , Class A
(a)
................ 189,738 27,018,691
Descartes Systems Group, Inc. (The)
(a)
...... 50,403 4,749,475
DocuSign, Inc.
(a)
..................... 118,596 8,549,586
Dolby Laboratories, Inc. , Class A .......... 35,574 2,574,490
Dropbox, Inc. , Class A
(a)
................ 108,630 3,281,712
D-Wave Quantum, Inc.
(a) (b)
............... 198,737 4,910,791
Dynatrace, Inc.
(a)
..................... 176,963 8,573,857
Elastic NV
(a)
........................ 54,509 4,605,465
Fair Isaac Corp.
(a)
..................... 14,090 21,086,108
Five9, Inc.
(a)
........................ 46,994 1,137,255
Fortinet, Inc.
(a) (b)
...................... 382,282 32,142,271
Freshworks, Inc. , Class A
(a)
.............. 120,551 1,418,885
Gen Digital, Inc. ...................... 328,940 9,338,607
Gitlab, Inc. , Class A
(a) (b)
................. 81,462 3,672,307
Guidewire Software, Inc.
(a)
............... 49,418 11,359,221
HubSpot, Inc.
(a)
...................... 30,927 14,467,651
Hut 8 Corp.
(a) (b)
...................... 55,122 1,918,797
Informatica, Inc. , Class A
(a)
.............. 64,260 1,596,218
Intapp, Inc.
(a)
........................ 33,111 1,354,240
InterDigital, Inc.
(b)
..................... 15,143 5,227,818
Intuit, Inc. .......................... 163,722 111,807,391
Jamf Holding Corp.
(a)
.................. 49,118 525,563
Klaviyo, Inc. , Class A
(a)
................. 72,426 2,005,476
Lightspeed Commerce, Inc.
(a) (b)
............ 70,790 817,625
LiveRamp Holdings, Inc.
(a)
............... 39,329 1,067,389
Manhattan Associates, Inc.
(a)
............. 35,491 7,274,945
MARA Holdings, Inc.
(a) (b)
................ 217,432 3,970,308
Meridianlink, Inc.
(a)
.................... 25,623 510,666
Microsoft Corp. ...................... 1,531,444 793,211,420
N-able, Inc.
(a)
........................ 38,969 303,958
nCino, Inc.
(a)
........................ 61,925 1,678,787
NCR Voyix Corp.
(a)
.................... 83,509 1,048,038
NextNav, Inc.
(a) (b)
..................... 51,572 737,480
Nutanix, Inc. , Class A
(a)
................. 157,343 11,704,746
Onestream, Inc.
(a) (b)
................... 47,982 884,308
Open Text Corp. ..................... 148,527 5,551,939
Oracle Corp. ........................ 972,666 273,552,586
PagerDuty, Inc.
(a)
..................... 52,341 864,673
Palantir Technologies, Inc. , Class A
(a)
....... 1,334,833 243,500,236
Palo Alto Networks, Inc.
(a)
............... 392,032 79,825,556
PAR Technology Corp.
(a)
................ 23,722 938,917
Pegasystems, Inc. .................... 54,223 3,117,822
Procore Technologies, Inc.
(a)
............. 67,878 4,949,664
Progress Software Corp.
(a)
............... 24,496 1,076,109
PROS Holdings, Inc.
(a)
................. 25,956 594,652
PTC, Inc.
(a)
......................... 70,311 14,274,539
Q2 Holdings, Inc.
(a) (b)
................... 36,773 2,661,997
Qualys, Inc.
(a)
....................... 21,015 2,780,915
Rapid7, Inc.
(a)
....................... 36,486 684,112
RingCentral, Inc. , Class A
(a)
.............. 46,307 1,312,340
Riot Platforms, Inc.
(a)
.................. 189,338 3,603,102
Roper Technologies, Inc. ................ 63,162 31,498,258
Rubrik, Inc. , Class A
(a)
.................. 78,181 6,430,387
Salesforce, Inc. ...................... 561,104 132,981,648

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Expanded Tech Sector ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Samsara, Inc. , Class A
(a)
................ 175,931 $ 6,553,430
SEMrush Holdings, Inc. , Class A
(a)
......... 30,291 214,460
SentinelOne, Inc. , Class A
(a)
.............. 186,844 3,290,323
ServiceNow, Inc.
(a)
.................... 122,082 112,349,623
SoundHound AI, Inc. , Class A
(a) (b)
.......... 220,187 3,540,607
Sprinklr, Inc. , Class A
(a)
................. 66,422 512,778
Sprout Social, Inc. , Class A
(a)
............. 29,597 382,393
SPS Commerce, Inc.
(a)
................. 22,003 2,291,392
Strategy, Inc. , Class A
(a) (b)
............... 154,898 49,909,685
Synopsys, Inc.
(a) (b)
.................... 108,609 53,586,595
Tenable Holdings, Inc.
(a)
................ 70,125 2,044,845
Teradata Corp.
(a)
..................... 54,386 1,169,843
Terawulf, Inc.
(a) (b)
..................... 185,290 2,116,012
Tyler Technologies, Inc.
(a) (b)
.............. 25,391 13,283,556
UiPath, Inc. , Class A
(a)
................. 249,770 3,341,923
Unity Software, Inc.
(a) (b)
................. 198,392 7,943,616
Varonis Systems, Inc.
(a)
................. 65,765 3,779,515
Verint Systems, Inc.
(a)
.................. 37,042 750,100
Vertex, Inc. , Class A
(a) (b)
................. 43,111 1,068,722
Workday, Inc. , Class A
(a) (b)
............... 126,777 30,519,027
Workiva, Inc. , Class A
(a) (b)
............... 30,963 2,665,295
Zeta Global Holdings Corp. , Class A
(a)
....... 114,269 2,270,525
Zoom Communications, Inc. , Class A
(a)
...... 152,767 12,603,277
Zscaler, Inc.
(a)
....................... 58,486 17,525,915
2,695,938,694
Technology Hardware, Storage & Peripherals — 11.2%
Apple, Inc. ......................... 3,378,849 860,356,321
Corsair Gaming, Inc.
(a)
................. 23,674 211,172
Dell Technologies, Inc. , Class C ........... 177,957 25,228,964
Diebold Nixdorf, Inc.
(a) (b)
................. 22,226 1,267,549
Hewlett Packard Enterprise Co. ........... 770,179 18,915,596
HP, Inc. ........................... 551,288 15,011,572
IonQ, Inc.
(a) (b)
........................ 174,225 10,714,838
NetApp, Inc. ........................ 117,445 13,912,535
Pure Storage, Inc. , Class A
(a)
............. 182,237 15,273,283
Quantum Computing, Inc.
(a) (b)
............. 79,763 1,468,437
Sandisk Corp.
(a)
...................... 81,017 9,090,107
Seagate Technology Holdings plc .......... 124,827 29,466,662
Super Micro Computer, Inc.
(a)
............. 294,147 14,101,407
Western Digital Corp. .................. 203,619 24,446,497
1,039,464,940
Total Long-Term Investments — 99 .8%
(Cost: $ 6,428,201,919 ) ............................ 9,279,346,319
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 155,585,143 $ 155,662,935
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 15,931,805 15,931,805
Total Short-Term Securities — 1 .9%
(Cost: $ 171,570,281 ) .............................. 171,594,740
Total Investments — 101 .7%
(Cost: $ 6,599,772,200 ) ............................ 9,450,941,059
Liabilities in Excess of Other Assets — (1.7) % ............. (156,173,750)
Net Assets — 100.0% ...............................
$ 9,294,767,309
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
11
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,311,103 $ 10,375,742
(a)
$ — $ (25,845) $ 1,935 $ 155,662,935 155,585,143 $ 198,640
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,783,615 6,148,190
(a)
— — — 15,931,805 15,931,805 185,895 —
$ (25,845) $ 1,935 $ 171,594,740 $ 384,535 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 37 12/19/25 $ 10,608 $ 288,708
S&P E-Mini Communication Services Select Sector Index ............................... 25 12/19/25 3,900 24,677
$ 313,385
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 313,385 $ — $ — $ — $ 313,385
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,624,459 $ — $ — $ — $ 1,624,459
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 315,431 $ — $ — $ — $ 315,431

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Expanded Tech Sector ETF
12
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,762,286
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,279,346,319 $ — $ — $ 9,279,346,319
Short-Term Securities
Money Market Funds ...................................... 171,594,740 — — 171,594,740
$ 9,450,941,059 $ — $ — $ 9,450,941,059
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 313,385 $ — $ — $ 313,385
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.8%
Electronic Arts, Inc. ................... 685,991 $ 138,364,385
Take-Two Interactive Software, Inc.
(a)
........ 528,236 136,475,053
274,839,438
Interactive Media & Services — 0.3%
Snap, Inc. , Class A, NVS
(a)
.............. 3,364,882 25,943,240
Software — 96.9%
A10 Networks, Inc. .................... 219,593 3,985,613
ACI Worldwide, Inc.
(a)
.................. 314,098 16,574,951
Adeia, Inc. ......................... 332,901 5,592,737
Adobe, Inc.
(a)
........................ 1,225,081 432,147,323
Agilysys, Inc.
(a) (b)
..................... 77,247 8,130,247
Alarm.com Holdings, Inc.
(a)
.............. 151,901 8,062,905
Alkami Technology, Inc.
(a) (b)
.............. 237,623 5,902,555
Appfolio, Inc. , Class A
(a)
................ 69,600 19,185,936
Appian Corp. , Class A
(a) (b)
............... 122,869 3,756,105
AppLovin Corp. , Class A
(a) (b)
.............. 756,432 543,526,649
Asana, Inc. , Class A
(a) (b)
................. 275,924 3,686,345
Atlassian Corp. , Class A
(a)
............... 502,947 80,320,636
Aurora Innovation, Inc. , Class A
(a) (b)
......... 3,483,909 18,778,270
Autodesk, Inc.
(a)
...................... 651,801 207,057,624
AvePoint, Inc. , Class A
(a)
................ 380,586 5,712,596
Bentley Systems, Inc. , Class B
(b)
........... 454,897 23,418,098
BILL Holdings, Inc.
(a) (b)
.................. 279,277 14,793,303
Blackbaud, Inc.
(a)
..................... 113,264 7,284,008
BlackBerry Ltd.
(a) (b)
.................... 1,660,566 8,103,562
BlackLine, Inc.
(a) (b)
.................... 158,211 8,401,004
Box, Inc. , Class A
(a) (b)
.................. 440,799 14,224,584
Braze, Inc. , Class A
(a) (b)
................. 245,157 6,972,265
C3.ai, Inc. , Class A
(a) (b)
................. 362,569 6,286,946
Cadence Design Systems, Inc.
(a) (b)
......... 829,981 291,539,126
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,684,963 15,350,013
Cipher Mining, Inc.
(a) (b)
.................. 885,836 11,152,675
Cleanspark, Inc.
(a) (b)
................... 855,582 12,405,939
Clear Secure, Inc. , Class A .............. 264,029 8,813,288
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 876,469 15,793,971
Commvault Systems, Inc.
(a)
.............. 135,351 25,551,562
Confluent, Inc. , Class A
(a) (b)
.............. 888,548 17,593,250
Core Scientific, Inc.
(a) (b)
................. 929,572 16,676,522
Crowdstrike Holdings, Inc. , Class A
(a)
........ 759,154 372,273,939
Datadog, Inc. , Class A
(a) (b)
............... 984,691 140,219,998
Descartes Systems Group, Inc. (The)
(a)
...... 261,401 24,631,816
DocuSign, Inc.
(a)
..................... 615,068 44,340,252
Dolby Laboratories, Inc. , Class A .......... 186,241 13,478,261
Dropbox, Inc. , Class A
(a)
................ 563,352 17,018,864
D-Wave Quantum, Inc.
(a) (b)
............... 1,030,633 25,466,941
Dynatrace, Inc.
(a)
..................... 917,698 44,462,468
Elastic NV
(a)
........................ 282,649 23,881,014
Fair Isaac Corp.
(a) (b)
................... 73,119 109,424,777
Five9, Inc.
(a) (b)
....................... 235,156 5,690,775
Fortinet, Inc.
(a)
....................... 1,983,858 166,802,781
Freshworks, Inc. , Class A
(a) (b)
............. 608,380 7,160,633
Gen Digital, Inc. ...................... 1,705,907 48,430,700
Gitlab, Inc. , Class A
(a) (b)
................. 422,490 19,045,849
Guidewire Software, Inc.
(a) (b)
.............. 256,285 58,909,670
HubSpot, Inc.
(a)
...................... 160,586 75,122,131
Hut 8 Corp.
(a) (b)
...................... 285,905 9,952,353
Informatica, Inc. , Class A
(a)
.............. 333,267 8,278,352
Intapp, Inc.
(a) (b)
....................... 169,992 6,952,673
InterDigital, Inc. ...................... 78,849 27,221,040
Intuit, Inc. .......................... 839,742 573,468,209
Jamf Holding Corp.
(a)
.................. 254,747 2,725,793
Klaviyo, Inc. , Class A
(a)
................. 375,604 10,400,475
Security
Shares
Shares Value
Software (continued)
Lightspeed Commerce, Inc.
(a) (b)
............ 377,368 $ 4,358,600
LiveRamp Holdings, Inc.
(a) (b)
.............. 199,688 5,419,532
Manhattan Associates, Inc.
(a)
............. 184,042 37,724,929
MARA Holdings, Inc.
(a) (b)
................ 1,127,572 20,589,465
Meridianlink, Inc.
(a)
.................... 132,870 2,648,099
Microsoft Corp. ...................... 1,619,378 838,756,835
N-able, Inc.
(a) (b)
...................... 227,831 1,777,082
nCino, Inc.
(a) (b)
....................... 321,156 8,706,539
NCR Voyix Corp.
(a) (b)
................... 420,782 5,280,814
NextNav, Inc.
(a) (b)
..................... 267,423 3,824,149
Nutanix, Inc. , Class A
(a)
................. 817,258 60,795,823
Onestream, Inc.
(a) (b)
................... 238,750 4,400,163
Open Text Corp.
(b)
.................... 776,806 29,037,008
Oracle Corp. ........................ 2,467,928 694,080,071
PagerDuty, Inc.
(a) (b)
.................... 280,590 4,635,347
Palantir Technologies, Inc. , Class A
(a)
....... 4,859,656 886,498,448
Palo Alto Networks, Inc.
(a) (b)
.............. 2,034,423 414,249,211
Pegasystems, Inc.
(b)
................... 281,177 16,167,677
Procore Technologies, Inc.
(a) (b)
............ 352,031 25,670,101
Progress Software Corp.
(a)
............... 131,202 5,763,704
PROS Holdings, Inc.
(a) (b)
................ 146,408 3,354,207
PTC, Inc.
(a) (b)
........................ 365,103 74,123,211
Q2 Holdings, Inc.
(a) (b)
................... 190,090 13,760,615
Qualys, Inc.
(a)
....................... 109,899 14,542,935
Rapid7, Inc.
(a)
....................... 175,376 3,288,300
RingCentral, Inc. , Class A
(a)
.............. 245,749 6,964,527
Riot Platforms, Inc.
(a) (b)
................. 981,929 18,686,109
Roper Technologies, Inc. ................ 327,778 163,459,611
Rubrik, Inc. , Class A
(a) (b)
................. 406,710 33,451,898
Salesforce, Inc. ...................... 2,877,956 682,075,572
Samsara, Inc. , Class A
(a)
................ 914,875 34,079,094
SEMrush Holdings, Inc. , Class A
(a)
......... 136,003 962,901
SentinelOne, Inc. , Class A
(a)
.............. 968,940 17,063,033
ServiceNow, Inc.
(a)
.................... 626,153 576,236,083
SoundHound AI, Inc. , Class A
(a) (b)
.......... 1,141,887 18,361,543
Sprinklr, Inc. , Class A
(a) (b)
................ 369,553 2,852,949
Sprout Social, Inc. , Class A
(a) (b)
............ 160,235 2,070,236
SPS Commerce, Inc.
(a)
................. 115,355 12,013,070
Strategy, Inc. , Class A
(a) (b)
............... 803,834 259,003,353
Synopsys, Inc.
(a)
..................... 563,631 278,089,899
Tenable Holdings, Inc.
(a) (b)
............... 368,585 10,747,939
Teradata Corp.
(a) (b)
.................... 287,617 6,186,642
Terawulf, Inc.
(a) (b)
..................... 942,439 10,762,653
Tyler Technologies, Inc.
(a) (b)
.............. 131,889 68,999,049
UiPath, Inc. , Class A
(a) (b)
................ 1,295,297 17,331,074
Unity Software, Inc.
(a) (b)
................. 1,028,832 41,194,433
Varonis Systems, Inc.
(a)
................. 341,034 19,599,224
Verint Systems, Inc.
(a) (b)
................. 184,549 3,737,117
Vertex, Inc. , Class A
(a) (b)
................. 223,576 5,542,449
Workday, Inc. , Class A
(a) (b)
............... 657,936 158,384,933
Workiva, Inc. , Class A
(a) (b)
............... 158,798 13,669,332
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 592,617 11,775,300
Zoom Communications, Inc. , Class A
(a)
...... 793,419 65,457,067
Zscaler, Inc.
(a)
....................... 303,631 90,986,065
9,511,336,392
Total Long-Term Investments — 100 .0%
(Cost: $ 10,437,042,907 ) ............................ 9,812,119,070

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Expanded Tech-Software Sector ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 714,882,749 $ 715,240,190
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 5,343,359 5,343,359
Total Short-Term Securities — 7 .3%
(Cost: $ 720,444,137 ) .............................. 720,583,549
Total Investments — 107 .3%
(Cost: $ 11,157,487,044 ) ............................ 10,532,702,619
Liabilities in Excess of Other Assets — (7.3) % ............. (716,946,920)
Net Assets — 100.0% ...............................
$ 9,815,755,699
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 670,490,238 $ 44,749,787
(a)
$ — $ 22,668 $ (22,503) $ 715,240,190 714,882,749 $ 603,426
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,635,835 — (6,292,476)
(a)
— — 5,343,359 5,343,359 178,011 —
$ 22,668 $ (22,503) $ 720,583,549 $ 781,437 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 10 12/19/25 $ 2,867 $ 30,505
Russell 2000 E-Mini Index .................................................... 7 12/19/25 859 (745)
$ 29,760

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
15
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 30,505 $ — $ — $ — $ 30,505
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 745 — — — 745
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 2,028,689 $ — $ — $ — $ 2,028,689
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 63,308 $ — $ — $ — $ 63,308
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,895,405
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,812,119,070 $ — $ — $ 9,812,119,070
Short-Term Securities
Money Market Funds ...................................... 720,583,549 — — 720,583,549
$ 10,532,702,619 $ — $ — $ 10,532,702,619
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 30,505 $ — $ — $ 30,505
Liabilities
Equity contracts ........................................... (745) — — (745)
$ 29,760 $ — $ — $ 29,760
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
North American Natural Resources ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 5.8%
CRH plc ........................... 139,906 $ 16,774,730
Eagle Materials, Inc. ................... 6,756 1,574,418
Knife River Corp.
(a) (b)
................... 11,807 907,604
Martin Marietta Materials, Inc. ............ 12,554 7,912,535
United States Lime & Minerals, Inc. ......... 2,193 288,489
Vulcan Materials Co. .................. 27,508 8,462,011
35,919,787
Containers & Packaging — 5.1%
Amcor plc .......................... 479,962 3,926,089
AptarGroup, Inc. ..................... 13,713 1,832,880
Avery Dennison Corp. .................. 16,236 2,632,992
Ball Corp. .......................... 56,660 2,856,797
Crown Holdings, Inc. .................. 23,982 2,316,421
Graphic Packaging Holding Co. ........... 61,678 1,207,039
Greif, Inc. , Class A, NVS ................ 5,441 325,154
International Paper Co. ................. 109,900 5,099,360
O-I Glass, Inc.
(b)
...................... 32,233 418,062
Packaging Corp. of America ............. 18,593 4,051,973
Sealed Air Corp. ..................... 30,651 1,083,513
Silgan Holdings, Inc. ................... 18,489 795,212
Smurfit WestRock plc .................. 108,704 4,627,529
Sonoco Products Co. .................. 20,527 884,508
32,057,529
Energy Equipment & Services — 5.9%
Archrock, Inc. ....................... 36,594 962,788
Atlas Energy Solutions, Inc. .............. 15,972 181,602
Baker Hughes Co. , Class A .............. 205,256 10,000,072
Cactus, Inc. , Class A .................. 14,268 563,158
Halliburton Co. ...................... 177,508 4,366,697
Helmerich & Payne, Inc. ................ 20,721 457,727
Kodiak Gas Services, Inc. ............... 13,702 506,563
Liberty Energy, Inc. , Class A ............. 33,750 416,475
Noble Corp. plc ...................... 26,123 738,759
NOV, Inc. .......................... 77,317 1,024,450
Oceaneering International, Inc.
(b)
.......... 20,929 518,621
Patterson-UTI Energy, Inc. .............. 73,202 379,186
Schlumberger NV .................... 310,619 10,675,975
TechnipFMC plc ...................... 85,572 3,375,815
Tidewater, Inc.
(b)
..................... 9,486 505,888
Transocean Ltd.
(a) (b)
................... 200,114 624,356
Valaris Ltd.
(b)
........................ 13,788 672,441
Weatherford International plc ............. 14,956 1,023,439
36,994,012
Metals & Mining — 19.3%
Agnico Eagle Mines Ltd.
(a)
............... 104,684 17,645,535
Alamos Gold, Inc. , Class A
(a)
............. 87,465 3,049,030
Alcoa Corp. ......................... 53,960 1,774,744
B2Gold Corp.
(a)
...................... 275,126 1,361,874
Barrick Mining Corp. ................... 355,181 11,639,281
Coeur Mining, Inc.
(a) (b)
.................. 133,811 2,510,294
Eldorado Gold Corp.
(a) (b)
................ 42,305 1,222,192
Equinox Gold Corp.
(a) (b)
................. 158,212 1,775,139
First Majestic Silver Corp.
(a)
.............. 95,611 1,175,059
Franco-Nevada Corp.
(a)
................. 40,134 8,946,270
Freeport-McMoRan, Inc. ................ 298,922 11,723,721
Hecla Mining Co.
(a)
.................... 137,662 1,665,710
Hudbay Minerals, Inc. .................. 82,331 1,248,138
IAMGOLD Corp.
(a) (b)
................... 119,769 1,548,613
Kinross Gold Corp. .................... 253,013 6,287,373
MP Materials Corp. , Class A
(a) (b)
........... 28,022 1,879,436
New Gold, Inc.
(a) (b)
.................... 164,958 1,184,398
Security
Shares
Shares Value
Metals & Mining (continued)
Newmont Corp. ...................... 228,693 $ 19,281,107
Novagold Resources, Inc.
(b)
.............. 60,147 529,294
OR Royalties, Inc. .................... 39,207 1,571,417
Orla Mining Ltd.
(a) (b)
................... 52,831 570,575
Pan American Silver Corp.
(a)
............. 87,786 3,399,952
Royal Gold, Inc. ...................... 13,718 2,751,556
Sandstorm Gold Ltd. .................. 50,712 634,914
Teck Resources Ltd. , Class B
(a)
........... 93,528 4,104,944
Triple Flag Precious Metals Corp. .......... 14,617 427,693
Wheaton Precious Metals Corp.
(a)
.......... 94,511 10,570,110
120,478,369
Oil, Gas & Consumable Fuels — 63.2%
Antero Midstream Corp. ................ 69,919 1,359,225
Antero Resources Corp.
(b)
............... 61,102 2,050,583
APA Corp. ......................... 74,490 1,808,617
Baytex Energy Corp.
(a)
................. 139,820 327,179
California Resources Corp. .............. 15,157 806,049
Cameco Corp.
(a)
...................... 90,646 7,601,574
Canadian Natural Resources Ltd. .......... 434,943 13,900,778
Cenovus Energy, Inc. .................. 262,127 4,453,538
Cheniere Energy, Inc. .................. 45,755 10,751,510
Chevron Corp. ....................... 384,569 59,719,720
Chord Energy Corp. ................... 11,921 1,184,590
Civitas Resources, Inc. ................. 17,362 564,265
CNX Resources Corp.
(a) (b)
............... 29,443 945,709
Comstock Resources, Inc.
(b)
.............. 16,474 326,679
ConocoPhillips ...................... 260,024 24,595,670
Core Natural Resources, Inc. ............. 10,716 894,572
Coterra Energy, Inc. ................... 158,836 3,756,471
Crescent Energy, Inc. , Class A ............ 38,226 340,976
CVR Energy, Inc.
(b)
.................... 6,279 229,058
Devon Energy Corp. ................... 132,163 4,633,635
Diamondback Energy, Inc. ............... 39,175 5,605,943
DT Midstream, Inc. .................... 21,175 2,394,046
Enbridge, Inc. ....................... 453,974 22,907,528
EOG Resources, Inc. .................. 113,673 12,745,017
EQT Corp. ......................... 129,926 7,071,872
Expand Energy Corp. .................. 49,581 5,267,485
Exxon Mobil Corp. .................... 539,388 60,815,997
Gulfport Energy Corp.
(b)
................ 3,254 588,909
HF Sinclair Corp. ..................... 33,107 1,732,820
International Seaways, Inc. .............. 8,431 388,500
Kinder Morgan, Inc. ................... 407,112 11,525,341
Kinetik Holdings, Inc. , Class A ............ 9,087 388,378
Magnolia Oil & Gas Corp. , Class A ......... 38,577 920,833
Marathon Petroleum Corp. .............. 63,296 12,199,671
Matador Resources Co. ................ 24,268 1,090,361
Murphy Oil Corp. ..................... 27,959 794,315
NexGen Energy Ltd.
(a) (b)
................ 118,737 1,062,696
Northern Oil & Gas, Inc. ................ 20,221 501,481
Occidental Petroleum Corp. .............. 149,618 7,069,451
ONEOK, Inc. ........................ 131,112 9,567,243
Ovintiv, Inc. ......................... 53,514 2,160,895
PBF Energy, Inc. , Class A ............... 17,103 515,998
Peabody Energy Corp. ................. 25,343 672,096
Pembina Pipeline Corp. ................ 121,078 4,898,816
Permian Resources Corp. , Class A ......... 145,530 1,862,784
Phillips 66 .......................... 84,137 11,444,315
Range Resources Corp. ................ 49,590 1,866,568
Sable Offshore Corp. , Class A
(b)
........... 16,159 282,136
SM Energy Co. ...................... 23,853 595,609
South Bow Corp. ..................... 43,400 1,227,786
Suncor Energy, Inc. ................... 252,593 10,560,913
Targa Resources Corp. ................. 44,802 7,506,127

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
North American Natural Resources ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
TC Energy Corp. ..................... 216,514 $ 11,780,527
Texas Pacific Land Corp. ................ 4,020 3,753,233
Uranium Energy Corp.
(a) (b)
............... 92,512 1,234,110
Valero Energy Corp. ................... 64,676 11,011,736
Viper Energy, Inc. .................... 35,137 1,342,936
Williams Cos., Inc. (The) ................ 254,244 16,106,357
World Kinect Corp. .................... 11,564 300,086
394,011,313
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 13,194 1,172,155
Sylvamo Corp. ...................... 7,119 314,802
West Fraser Timber Co. Ltd. ............. 11,816 803,252
2,290,209
Total Long-Term Investments — 99 .7%
(Cost: $ 603,254,518 ) .............................. 621,751,219
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 45,700,962 $ 45,723,812
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 931,149 931,149
Total Short-Term Securities — 7 .5%
(Cost: $ 46,651,716 ) ............................... 46,654,961
Total Investments — 107 .2%
(Cost: $ 649,906,234 ) .............................. 668,406,180
Liabilities in Excess of Other Assets — (7.2) % ............. (45,051,987)
Net Assets — 100.0% ...............................
$ 623,354,193
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,979,391 $ 33,740,406
(a)
$ — $ 3,870 $ 145 $ 45,723,812 45,700,962 $ 22,495
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 571,476 359,673
(a)
— — — 931,149 931,149 14,400 —
$ 3,870 $ 145 $ 46,654,961 $ 36,895 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 14 12/19/25 $ 1,320 $ 11,673
E-Mini Materials Select Sector Index ............................................. 5 12/19/25 479 (10,106)
$ 1,567

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
North American Natural Resources ETF
18
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 11,673 $ — $ — $ — $ 11,673
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 10,106 — — — 10,106
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 35,290 $ — $ — $ — $ 35,290
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (50,229) $ — $ — $ — $ (50,229)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,578,005
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 621,751,219 $ — $ — $ 621,751,219
Short-Term Securities
Money Market Funds ...................................... 46,654,961 — — 46,654,961
$ 668,406,180 $ — $ — $ 668,406,180
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 11,673 $ — $ — $ 11,673
Liabilities
Equity contracts ........................................... (10,106) — — (10,106)
$ 1,567 $ — $ — $ 1,567
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Semiconductor ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
........... 6,465,943 $ 1,046,124,918
Analog Devices, Inc. ................... 2,092,147 514,040,518
Applied Materials, Inc. ................. 3,270,576 669,617,730
ARM Holdings plc , ADR
(a) (b)
.............. 626,605 88,658,341
ASE Technology Holding Co. Ltd. , ADR ...... 7,724,581 85,665,603
ASML Holding NV (Registered), NYRS , ADR
(b)
. 672,404 650,947,588
Astera Labs, Inc.
(a)
.................... 1,856,377 363,478,617
Broadcom, Inc. ...................... 3,535,953 1,166,546,254
Credo Technology Group Holding Ltd.
(a)
...... 2,186,005 318,304,188
Entegris, Inc.
(b)
...................... 2,203,653 203,749,756
Intel Corp.
(a)
........................ 20,730,325 695,502,404
KLA Corp. .......................... 603,022 650,419,529
Lam Research Corp. .................. 5,249,902 702,961,878
MACOM Technology Solutions Holdings, Inc.
(a) (b)
937,749 116,740,373
Marvell Technology, Inc. ................ 8,363,609 703,128,609
Microchip Technology, Inc. ............... 7,719,491 495,745,712
Micron Technology, Inc. ................. 4,417,933 739,208,550
Monolithic Power Systems, Inc. ........... 629,144 579,215,132
Nova Ltd.
(a) (b)
........................ 430,331 137,559,607
NVIDIA Corp. ....................... 6,037,178 1,126,416,671
NXP Semiconductors NV
(b)
.............. 2,238,781 509,837,597
ON Semiconductor Corp.
(a) (b)
............. 5,944,080 293,102,585
QUALCOMM, Inc. .................... 4,885,682 812,782,057
Rambus, Inc.
(a)
...................... 1,560,393 162,592,951
Skyworks Solutions, Inc. ................ 2,159,629 166,248,240
STMicroelectronics NV, NYRS , ADR ........ 3,022,737 85,422,548
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 2,162,865 604,066,566
Teradyne, Inc.
(b)
...................... 2,317,904 319,036,307
Texas Instruments, Inc. ................. 3,878,279 712,556,201
United Microelectronics Corp. , ADR
(b)
....... 10,784,827 81,748,989
Total Long-Term Investments — 99 .8%
(Cost: $ 14,802,262,645 ) ............................ 14,801,426,019
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 231,071,885 $ 231,187,422
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 18,367,331 18,367,331
Total Short-Term Securities — 1 .7%
(Cost: $ 249,488,742 ) .............................. 249,554,753
Total Investments — 101 .5%
(Cost: $ 15,051,751,387 ) ............................ 15,050,980,772
Liabilities in Excess of Other Assets — (1.5) % ............. (228,238,104)
Net Assets — 100.0% ...............................
$ 14,822,742,668
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 304,125,030 $ — $ (72,979,306)
(a)
$ 25,395 $ 16,303 $ 231,187,422 231,071,885 $ 5,430,008
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 15,602,666 2,764,665
(a)
— — — 18,367,331 18,367,331 347,888 —
$ 25,395 $ 16,303 $ 249,554,753 $ 5,777,896 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Semiconductor ETF
20
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 66 12/19/25 $ 18,923 $ 201,333
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 201,333 $ — $ — $ — $ 201,333
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 6,547,421 $ — $ — $ — $ 6,547,421
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 806,512 $ — $ — $ — $ 806,512
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 20,158,470
–

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Semiconductor ETF
Schedules of Investments
21
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,801,426,019 $ — $ — $ 14,801,426,019
Short-Term Securities
Money Market Funds ...................................... 249,554,753 — — 249,554,753
$ 15,050,980,772 $ — $ — $ 15,050,980,772
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 201,333 $ — $ — $ 201,333
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 28.6%
ADTRAN Holdings, Inc.
(a) (b)
.............. 308,962 $ 2,898,064
Arista Networks, Inc.
(b)
................. 38,616 5,626,737
Calix, Inc.
(a) (b)
........................ 92,391 5,670,036
Ciena Corp.
(b)
....................... 7,391 1,076,647
Cisco Systems, Inc. ................... 44,976 3,077,258
Clearfield, Inc.
(a) (b)
..................... 36,959 1,270,651
CommScope Holding Co., Inc.
(b)
........... 358,855 5,555,075
Extreme Networks, Inc.
(b)
................ 7,919 163,527
Motorola Solutions, Inc. ................ 12,084 5,525,892
Nokia OYJ , ADR, NVS ................. 899,617 4,327,158
Telefonaktiebolaget LM Ericsson , ADR
(a)
..... 239,403 1,979,863
37,170,908
Diversified Telecommunication Services — 4.0%
Uniti Group, Inc.
(a)
.................... 849,728 5,200,335
IT Services — 6.2%
Fastly, Inc. , Class A
(b)
.................. 943,730 8,068,892
Semiconductors & Semiconductor Equipment — 10.7%
Credo Technology Group Holding Ltd.
(b)
...... 35,500 5,169,155
Marvell Technology, Inc. ................ 33,955 2,854,597
QUALCOMM, Inc. .................... 35,262 5,866,186
13,889,938
Software — 4.5%
A10 Networks, Inc. .................... 228,419 4,145,805
Radware Ltd.
(b)
...................... 63,115 1,671,916
5,817,721
Specialized REITs — 42.4%
American Tower Corp. ................. 66,757 12,838,706
Crown Castle, Inc. .................... 113,636 10,964,738
Digital Realty Trust, Inc. ................ 74,385 12,859,679
Equinix, Inc. ........................ 16,570 12,978,287
SBA Communications Corp. ............. 29,027 5,612,370
55,253,780
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 3.4%
NetApp, Inc. ........................ 9,706 $ 1,149,773
Super Micro Computer, Inc.
(b)
............. 69,491 3,331,398
4,481,171
Total Long-Term Investments — 99 .8%
(Cost: $ 120,153,979 ) .............................. 129,882,745
Short-Term Securities
Money Market Funds — 2.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 3,638,797 3,640,617
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 78,252 78,252
Total Short-Term Securities — 2 .8%
(Cost: $ 3,719,086 ) ............................... 3,718,869
Total Investments — 102 .6%
(Cost: $ 123,873,065 ) .............................. 133,601,614
Liabilities in Excess of Other Assets — (2.6) % ............. (3,437,689)
Net Assets — 100.0% ...............................
$ 130,163,925
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,363,021 $ — $ (722,568)
(a)
$ 485 $ (321) $ 3,640,617 3,638,797 $ 3,315
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 143,995 — (65,743)
(a)
— — 78,252 78,252 3,300 —
$ 485 $ (321) $ 3,718,869 $ 6,615 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Schedules of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 2 12/19/25 $ 74 $ 128
Russell 2000 Micro E-Mini Index ................................................ 10 12/19/25 123 1,220
S&P 500 Micro E-Mini Index ................................................... 2 12/19/25 67 476
$ 1,824
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,824 $ — $ — $ — $ 1,824
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 31,846 $ — $ — $ — $ 31,846
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 4,881 $ — $ — $ — $ 4,881
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 270,117
–

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 129,882,745 $ — $ — $ 129,882,745
Short-Term Securities
Money Market Funds ...................................... 3,718,869 — — 3,718,869
$ 133,601,614 $ — $ — $ 133,601,614
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,824 $ — $ — $ 1,824
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2025
25
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 5,793,319,167 $ 9,279,346,319 $ 9,812,119,070 $ 621,751,219
Investments, at value — affiliated
(c)
............................................ 754,571,226 171,594,740 720,583,549 46,654,961
Cash pledged:
Futures contracts ...................................................... 655,000 995,000 253,000 157,000
Foreign currency, at value
(d)
................................................. — — — 92,580
Receivables: – – – –
Investment s sold ...................................................... 7,687,347 — — —
Securities lending income — affiliated ........................................ 407,180 47,666 115,498 5,400
Capital shares sold ..................................................... 37,973 8,346 — —
Dividends — unaffiliated ................................................. 36,832 1,237,916 1,169,765 665,688
Dividends — affiliated ................................................... 25,190 41,610 23,029 2,685
Variation margin on futures contracts ......................................... 150,901 57,923 19,817 —
Total a ssets ...........................................................
6,556,890,816 9,453,329,520 10,534,283,728 669,329,533
LIABILITIES
Bank overdraft .......................................................... 233,335 — 1,045 92,812
Collateral on securities loaned ............................................... 743,121,351 155,768,016 715,420,141 45,681,214
Payables: – – – –
Investments purchased .................................................. 7,590,204 — — —
Capital shares redeemed ................................................. 278,466 — 43,969 —
Investment advisory fees ................................................. 2,040,065 2,794,195 3,062,874 189,964
Variation margin on futures contracts ......................................... — — — 11,350
Total li abilities ..........................................................
753,263,421 158,562,211 718,528,029 45,975,340
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 5,803,627,395 $ 9,294,767,309 $ 9,815,755,699 $ 623,354,193
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 11,995,187,257 $ 6,176,589,096 $ 9,993,090,229 $ 1,120,775,222
Accumulated earnings (loss) ................................................ (6,191,559,862) 3,118,178,213 (177,334,530) (497,421,029)
NET ASSETS ..........................................................
$ 5,803,627,395 $ 9,294,767,309 $ 9,815,755,699 $ 623,354,193
NET ASSET VALUE
Shares outstanding ......................................................
40,200,000 73,750,000 85,350,000 12,700,000
Net asset value .........................................................
$ 144.37 $ 126.03 $ 115.01 $ 49.08
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 8,232,664,760 $ 6,428,201,919 $ 10,437,042,907 $ 603,254,518
(b)
  Securities loaned, at value ............................................ $ 733,892,368 $ 151,016,100 $ 697,489,201 $ 44,808,086
(c)
  Investments, at cost — affiliated ......................................... $ 754,097,054 $ 171,570,281 $ 720,444,137 $ 46,651,716
(d)
  Foreign currency, at cost ............................................. $ — $ — $ — $ 92,488

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 14,801,426,019 $ 129,882,745
Investments, at value — affiliated
(c)
........................................................................... 249,554,753 3,718,869
Cash .............................................................................................. — 725
Cash pledged:
Futures contracts ..................................................................................... 1,303,000 11,000
Receivables: – –
Investment s sold ..................................................................................... 27,455,347 —
Securities lending income — affiliated ....................................................................... 196,923 375
Capital shares sold .................................................................................... 163,902 —
Dividends — unaffiliated ................................................................................ 5,665,436 226,722
Dividends — affiliated .................................................................................. 68,009 426
Variation margin on futures contracts ........................................................................ 120,130 1,203
Total a ssets ..........................................................................................
15,085,953,519 133,842,065
LIABILITIES
Bank overdraft ......................................................................................... 817 —
Collateral on securities loaned .............................................................................. 230,807,700 3,640,147
Payables: – –
Investments purchased ................................................................................. 28,518,368 —
Capital shares redeemed ................................................................................ 20,488 —
Investment advisory fees ................................................................................ 3,863,478 37,993
Total li abilities .........................................................................................
263,210,851 3,678,140
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 14,822,742,668 $ 130,163,925
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 15,261,514,113 $ 208,473,233
Accumulated loss ...................................................................................... (438,771,445) (78,309,308)
NET ASSETS .........................................................................................
$ 14,822,742,668 $ 130,163,925
NET ASSET VALUE
Shares outstanding .....................................................................................
54,650,000 1,500,000
Net asset value ........................................................................................
$ 271.23 $ 86.78
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 14,802,262,645 $ 120,153,979
(b)
  Securities loaned, at value ........................................................................ $ 227,722,696 $ 3,591,588
(c)
  Investments, at cost — affiliated ..................................................................... $ 249,488,742 $ 3,719,086

Statements of Operations
(unaudited)

Six Months Ended September 30, 2025
27
Statements of Operations
iShares
Biotechnology
ETF
iShares Expanded
Tech Sector ETF
iShares Expanded
Tech-Software
Sector ETF
iShares North
American Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 14,471,035 $ 19,787,914 $ 16,485,261 $ 9,163,342
Dividends — affiliated ............................................. 193,817 185,895 178,011 14,400
Interest — unaffiliated ............................................. 217,083 205,287 229,012 17,877
Securities lending income — affiliated — net ............................. 3,296,778 198,640 603,426 22,495
Foreign taxes withheld ............................................ (387,717) (23,012) (70,141) (326,030)
Total investment income .............................................
17,790,996 20,354,724 17,425,569 8,892,084
EXPENSES
Investment advisory .............................................. 11,909,028 13,019,151 20,891,464 1,159,013
Interest expense ................................................ 9,208 — — —
Total expenses ...................................................
11,918,236 13,019,151 20,891,464 1,159,013
Net investment income (loss) ..........................................
5,872,760 7,335,573 (3,465,895) 7,733,071
REALIZED AND UNREALIZED GAIN (LOSS) $ 647,742,028 $ 2,190,607,037 $ 2,801,976,539 $ 45,122,976
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (277,319,992) $ 36,372,790 $ 32,796,516 $ (5,183,481)
Investments — affiliated ......................................... 5,256 (25,845) 22,668 3,870
Foreign currency transactions ..................................... — 246 — 7,788
Futures contracts .............................................. (6,596,769) 1,624,459 2,028,689 35,290
In-kind redemptions — unaffiliated
(a)
................................. 372,641,273 361,846,422 1,210,549,505 14,182,850
88,729,768 399,818,072 1,245,397,378 9,046,317
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 558,877,895 1,790,471,601 1,556,538,356 36,122,503
Investments — affiliated ......................................... 23,323 1,935 (22,503) 145
Foreign currency translations ...................................... — — — 4,240
Futures contracts .............................................. 111,042 315,431 63,308 (50,229)
559,012,260 1,790,788,967 1,556,579,161 36,076,659
Net realized and unrealized gain .......................................
647,742,028 2,190,607,039 2,801,976,539 45,122,976
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 653,614,788 $ 2,197,942,612 $ 2,798,510,644 $ 52,856,047
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
28
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure and
Real Estate ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 74,325,152 $ 996,817
Dividends — affiliated ............................................................................... 347,888 3,300
Interest — unaffiliated ............................................................................... 384,613 5,446
Securities lending income — affiliated — net ............................................................... 5,430,008 3,315
Foreign taxes withheld .............................................................................. (3,756,874) (18,730)
Total investment income ...............................................................................
76,730,787 990,148
EXPENSES
Investment advisory ................................................................................ 21,392,391 218,947
Commitment costs ................................................................................. 15,488 —
Interest expense .................................................................................. 27 —
Total expenses .....................................................................................
21,407,906 218,947
Net investment income ................................................................................
55,322,881 771,201
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,735,801,314 $ 16,906,762
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ (414,825,398) $ 4,822,914
Investments — affiliated ........................................................................... 25,395 485
Futures contracts ................................................................................ 6,547,421 31,846
In-kind redemptions — unaffiliated
(a)
................................................................... 1,337,767,179 2,532,675
929,514,597 7,387,920
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 3,805,463,902 9,514,280
Investments — affiliated ........................................................................... 16,303 (321)
Futures contracts ................................................................................ 806,512 4,881
3,806,286,717 9,518,840
Net realized and unrealized gain .........................................................................
4,735,801,314 16,906,760
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 4,791,124,195 $ 17,677,961
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,872,760 $ 17,285,887 $ 7,335,573 $ 13,004,329
Net realized gain ................................................ 88,729,768 324,970,436 399,818,072 456,636,601
Net change in unrealized appreciation (depreciation) ........................ 559,012,260 (734,035,935) 1,790,788,967 (260,047,751)
Net increase (decrease) in net assets resulting from operations ...................
653,614,788 (391,779,612) 2,197,942,612 209,593,179
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(3,375,852)
(b)
(19,065,275) (6,813,167)
(b)
(13,049,242)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(589,252,303) (1,478,654,611) 1,905,656,554 675,327,865
NET ASSETS
Total increase (decrease) in net assets ................................... 60,986,633 (1,889,499,498) 4,096,785,999 871,871,802
Beginning of period ................................................
5,742,640,762 7,632,140,260 5,197,981,310 4,326,109,508
End of period ....................................................
$ 5,803,627,395 $ 5,742,640,762 $ 9,294,767,309 $ 5,197,981,310
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares Expanded Tech-Software Sector ETF iShares North American Natural Resources ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (3,465,895) $ (7,853,394) $ 7,733,071 $ 14,166,163
Net realized gain ................................................ 1,245,397,378 1,447,827,044 9,046,317 20,446,575
Net change in unrealized appreciation (depreciation) ........................ 1,556,579,161 (1,686,821,270) 36,076,659 (16,524,756)
Net increase (decrease) in net assets resulting from operations ...................
2,798,510,644 (246,847,620) 52,856,047 18,087,982
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— — (7,485,857)
(b)
(14,202,680)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(2,449,705,631) 2,254,938,398 (63,154,288) 74,857,026
NET ASSETS
Total increase (decrease) in net assets ................................... 348,805,013 2,008,090,778 (17,784,098) 78,742,328
Beginning of period ................................................
9,466,950,686 7,458,859,908 641,138,291 562,395,963
End of period ....................................................
$ 9,815,755,699 $ 9,466,950,686 $ 623,354,193 $ 641,138,291
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real
Estate ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 55,322,881 $ 95,651,732 $ 771,201 $ 1,233,221
Net realized gain (loss) ............................................ 929,514,597 2,344,291,519 7,387,920 (3,740,994)
Net change in unrealized appreciation (depreciation) ........................ 3,806,286,717 (4,728,162,590) 9,518,840 (2,342,765)
Net increase (decrease) in net assets resulting from operations ...................
4,791,124,195 (2,288,219,339) 17,677,961 (4,850,538)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(56,952,452)
(b)
(93,645,406) (515,388)
(b)
(1,357,070)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(732,767,381) 497,204,944 (12,394,526) 88,318,880
NET ASSETS
Total increase (decrease) in net assets ................................... 4,001,404,362 (1,884,659,801) 4,768,047 82,111,272
Beginning of period ................................................
10,821,338,306 12,705,998,107 125,395,878 43,284,606
End of period ....................................................
$ 14,822,742,668 $ 10,821,338,306 $ 130,163,925 $ 125,395,878
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
iShares Biotechnology ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ................
$ 127.90  $ 137.27  $ 129.24  $ 130.21  $ 150.36  $ 107.98
Net investment income
(a)
........................
0 .14  0 .34  0 .34  0 .33  0 .31  0 .34
Net realized and unrealized gain (loss)
(b)
..............
16.41  (9.33) 8.10  (0.94) (20.15) 42.43
Net increase (decrease) from investment operations ....... 16.55  (8.99) 8.44  (0.61) (19.84) 42.77
Distributions from net investment income
(c)
........... (0.08)
(d)
(0.38) (0.41) (0.36) (0.31) (0.39)
Net asset value, end of period ..................... $ 144.37  $ 127.90  $ 137.27  $ 129.24  $ 130.21  $ 150.36
Total Return
(e)
Based on net asset value ......................... 12.95%
(f)
(6.57)%
(g)
6.56% (0.46)% (13.22)% 39.63%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.44%
(i)
0.44%
(j)
0.45% 0.45% 0.44% 0.45%
Net investment income ...........................
0.22%
(i)
0.24% 0.26% 0.26% 0.21% 0.24%
Supplemental Data
Net assets, end of period (000) ..................... $ 5,803,627  $ 5,742,641  $ 7,632,140  $ 8,025,707  $ 8,606,878  $ 9,848,582
Portfolio turnover rate
(k)
........................... 10% 18% 22% 13% 46% 34%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares Expanded Tech Sector ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period .................
$ 90.64  $ 86.18  $ 56.56  $ 64.66  $ 60.11  $ 35.36
Net investment income
(b)
.........................
0 .12  0 .24  0 .29  0 .20  0 .11  0 .14
Net realized and unrealized gain (loss)
(c)
...............
35.37  4.45  29.61  (8.03) 4.55  24.77
Net increase (decrease) from investment operations ........ 35.49  4.69  29.90  (7.83) 4.66  24.91
Distributions from net investment income
(d)
............ (0.10)
(e)
(0.23) (0.28) (0.27) (0.11) (0.16)
Net asset value, end of period ...................... $ 126.03  $ 90.64  $ 86.18  $ 56.56  $ 64.66  $ 60.11
Total Return
(f)
Based on net asset value .......................... 39.18%
(g)
5.43% 52.97% (12.06)% 7.76% 70.51%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.38%
(i)
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income ............................
0.21%
(i)
0.25% 0.42% 0.38% 0.16% 0.28%
Supplemental Data
Net assets, end of period (000) ...................... $ 9,294,767  $ 5,197,981  $ 4,326,110  $ 2,799,684  $ 4,480,979  $ 3,209,613
Portfolio turnover rate
(j)
............................ 9% 9% 29% 9% 8% 9%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
iShares Expanded Tech-Software Sector ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period ................
$ 89.10  $ 85.34  $ 60.88  $ 68.83  $ 68.24  $ 41.95
Net investment income (loss)
(b)
....................
( 0 .03 ) ( 0 .09 ) ( 0 .02 ) 0 .02  ( 0 .11 ) ( 0 .06 )
Net realized and unrealized gain (loss)
(c)
..............
25.94  3.85  24.49  (7.97) 0.70  26.36
Net increase (decrease) from investment operations ....... 25.91  3.76  24.47  (7.95) 0.59  26.30
Distributions from net investment income
(d)
........... —  —  (0.01) —  —  (0.01)
Net asset value, end of period ..................... $ 115.01  $ 89.10  $ 85.34  $ 60.88  $ 68.83  $ 68.24
Total Return
(e)
Based on net asset value ......................... 29.08%
(f)
4.40% 40.20%
(g)
(11.55)% 0.86% 62.70%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.38%
(i)
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income (loss) .......................
(0.06)%
(i)
(0.10)% (0.03)% 0.03% (0.15)% (0.10)%
Supplemental Data
Net assets, end of period (000) ..................... $ 9,815,756  $ 9,466,951  $ 7,458,860  $ 5,387,680  $ 5,403,390  $ 5,050,052
Portfolio turnover rate
(j)
........................... 12% 20% 21% 13% 15% 22%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares North American Natural Resources ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .................
$ 45.47  $ 44.99  $ 39.17  $ 40.44  $ 27.57  $ 16.65
Net investment income
(a)
.........................
0 .57  1 .10  1 .05  1 .22  0 .93  0 .70
Net realized and unrealized gain (loss)
(b)
...............
3.61  0.49  5.86  (1.22) 12.85  11.04
Net increase from investment operations ................ 4.18  1.59  6.91  0.00  13.78  11.74
Distributions from net investment income
(c)
............ (0.57)
(d)
(1.11) (1.09) (1.27) (0.91) (0.82)
Net asset value, end of period ...................... $ 49.08  $ 45.47  $ 44.99  $ 39.17  $ 40.44  $ 27.57
Total Return
(e)
Based on net asset value .......................... 9.26%
(f)
3.63% 17.96% 0.19% 50.84% 71.57%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.38%
(h)
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income ............................
2.55%
(h)
2.46% 2.61% 3.08% 2.92% 3.14%
Supplemental Data
Net assets, end of period (000) ...................... $ 623,354  $ 641,138  $ 562,396  $ 802,951  $ 942,142  $ 397,022
Portfolio turnover rate
(i)
............................ 3% 12% 9% 11% 15% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
36
iShares Semiconductor ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period ................
$ 188.03  $ 225.88  $ 148.30  $ 157.48  $ 141.36  $ 68.32
Net investment income
(b)
........................
0 .98  1 .54  1 .47  1 .49  1 .19  1 .12
Net realized and unrealized gain (loss)
(c)
..............
83.24  (37.91) 77.48  (9.15) 16.12  72.96
Net increase (decrease) from investment operations ....... 84.22  (36.37) 78.95  (7.66) 17.31  74.08
Distributions from net investment income
(d)
........... (1.02)
(e)
(1.48) (1.37) (1.52) (1.19) (1.04)
Net asset value, end of period ..................... $ 271.23  $ 188.03  $ 225.88  $ 148.30  $ 157.48  $ 141.36
Total Return
(f)
Based on net asset value ......................... 44.85%
(g)
(16.21)% 53.53% (4.67)% 12.23% 108.93%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.34%
(i)
0.34% 0.35% 0.39% 0.40% 0.43%
Net investment income ...........................
0.87%
(i)
0.69% 0.85% 1.17% 0.76% 1.02%
Supplemental Data
Net assets, end of period (000) ..................... $ 14,822,743  $ 10,821,338  $ 12,705,998  $ 7,785,915  $ 8,952,849  $ 6,318,968
Portfolio turnover rate
(j)
........................... 19% 27% 28% 18% 32% 23%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares U.S. Digital Infrastructure and Real Estate ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .................
$ 73.76  $ 72.14  $ 71.47  $ 74.08  $ 67.17  $ 43.34
Net investment income
(a)
.........................
0 .54  1 .22  0 .40  0 .24  0 .16  0 .29
Net realized and unrealized gain (loss)
(b)
...............
12.84  1.77  0.63  (2.60) 6.91  23.83
Net increase (decrease) from investment operations ........ 13.38  2.99  1.03  (2.36) 7.07  24.12
Distributions from net investment income
(c)
............ (0.36)
(d)
(1.37) (0.36) (0.25) (0.16) (0.29)
Net asset value, end of period ...................... $ 86.78  $ 73.76  $ 72.14  $ 71.47  $ 74.08  $ 67.17
Total Return
(e)
Based on net asset value .......................... 18.15%
(f)
4.08% 1.48% (3.16)% 10.53% 55.89%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.38%
(h)
0.39% 0.41% 0.41% 0.40% 0.43%
Net investment income ............................
1.35%
(h)
1.58% 0.61% 0.34% 0.22% 0.52%
Supplemental Data
Net assets, end of period (000) ...................... $ 130,164  $ 125,396  $ 43,285  $ 107,205  $ 162,972  $ 100,755
Portfolio turnover rate
(i)
............................ 41% 59% 84% 31% 37% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information
38
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
Semiconductor ...................................................................................................... Non-diversified
U.S. Digital Infrastructure and Real Estate .................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
40
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Biotechnology
Barclays Bank PLC ..................................... $ 26,676,805 $ (26,676,805) $ – $ –
Barclays Capital, Inc. ................................... 10,722,433 (10,722,433) – –
BMO Capital Markets Corp. ............................... 2,659 (2,659) – –
BNP Paribas SA ....................................... 89,997,876 (89,997,876) – –
BofA Securities, Inc. .................................... 45,146,706 (44,661,965) – 484,741
(b)
Citadel Clearing LLC .................................... 9,802,672 (9,802,672) – –
Citigroup Global Markets, Inc. .............................. 80,590,485 (80,590,485) – –
Goldman Sachs & Co. LLC ............................... 64,449,943 (64,449,943) – –
HSBC Bank PLC ...................................... 6,557,826 (6,522,824) – 35,002
(b)
J.P. Morgan Securities LLC ............................... 197,283,319 (197,283,319) – –
Jefferies LLC ......................................... 12,510,050 (12,165,326) – 344,724
Morgan Stanley ....................................... 31,596,638 (31,596,638) – –
National Financial Services LLC ............................ 24,618,070 (24,618,070) – –
Natixis SA ........................................... 7,937,528 (7,886,785) – 50,743
(b)
Nomura Securities International, Inc. ......................... 30,628 (30,628) – –
RBC Capital Markets LLC ................................ 4,700 (4,700) – –
Scotia Capital (USA), Inc. ................................ 1,293,167 (1,293,167) – –
SG Americas Securities LLC .............................. 156,989 (156,989) – –
State Street Bank & Trust Co. .............................. 6,662,613 (6,627,074) – 35,539
(b)
Toronto-Dominion Bank .................................. 7,988,366 (7,988,366) – –
UBS AG ............................................ 21,638,199 (21,638,199) – –
UBS Securities LLC .................................... 5,776,459 (5,735,200) – 41,259
(b)
Virtu Americas LLC ..................................... 1,362,898 (1,362,898) – –
Wells Fargo Bank N.A. .................................. 31,017,614 (31,017,614) – –
Wells Fargo Securities LLC ............................... 50,067,725 (50,067,725) – –
$ 733,892,368 $ (732,900,360) $ – $ 992,008
Expanded Tech Sector
Barclays Bank PLC ..................................... $ 17,918,483 $ (17,918,483) $ – $ –
Barclays Capital, Inc. ................................... 227,239 (226,460) – 779
(b)
BNP Paribas SA ....................................... 28,165,642 (28,165,642) – –
BofA Securities, Inc. .................................... 24,627,808 (24,627,808) – –
Citigroup Global Markets, Inc. .............................. 9,071,214 (9,071,214) – –
Goldman Sachs & Co. LLC ............................... 2,383,600 (2,383,600) – –
HSBC Bank PLC ...................................... 936,095 (936,095) – –
J.P. Morgan Securities LLC ............................... 14,318,480 (14,318,480) – –
Jefferies LLC ......................................... 20,502 (20,502) – –
Morgan Stanley ....................................... 2,677,846 (2,677,846) – –

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Expanded Tech Sector (continued)
National Financial Services LLC ............................ 100,061 (100,061) – –
Natixis SA ........................................... 406,824 (406,824) – –
Nomura Securities International, Inc. ......................... 34,800 (34,800) – –
Scotia Capital (USA), Inc. ................................ 18,902 (18,902) – –
SG Americas Securities LLC .............................. 304,979 (304,979) – –
State Street Bank & Trust Co. .............................. 77,552 (77,552) – –
Toronto-Dominion Bank .................................. 1,867,272 (1,867,272) – –
UBS AG ............................................ 36,075,350 (36,075,350) – –
Wells Fargo Bank N.A. .................................. 4,912,809 (4,912,809) – –
Wells Fargo Securities LLC ............................... 6,870,642 (6,870,642) – –
$ 151,016,100 $ (151,015,321) $ – $ 779
Expanded Tech-Software Sector
Barclays Bank PLC ..................................... $ 11,135,466 $ (11,135,466) $ – $ –
BMO Capital Markets Corp. ............................... 1,395,881 (1,395,881) – –
BNP Paribas SA ....................................... 191,500,789 (191,500,789) – –
BofA Securities, Inc. .................................... 231,916,197 (231,916,197) – –
Citigroup Global Markets, Inc. .............................. 31,152,775 (31,152,775) – –
Goldman Sachs & Co. LLC ............................... 31,602,924 (31,602,924) – –
HSBC Bank PLC ...................................... 3,306,103 (3,306,103) – –
J.P. Morgan Securities LLC ............................... 121,928,888 (121,928,888) – –
Jefferies LLC ......................................... 107,478 (107,478) – –
Morgan Stanley ....................................... 17,482,021 (17,482,021) – –
National Financial Services LLC ............................ 6,470,885 (6,470,885) – –
Natixis SA ........................................... 2,718,369 (2,718,369) – –
RBC Capital Markets LLC ................................ 3,468 (3,468) – –
Scotia Capital (USA), Inc. ................................ 2,071,476 (2,071,476) – –
SG Americas Securities LLC .............................. 7,747,645 (7,747,645) – –
State Street Bank & Trust Co. .............................. 9,479 (9,479) – –
Toronto-Dominion Bank .................................. 3,768,600 (3,768,600) – –
UBS AG ............................................ 6,342,767 (6,342,767) – –
UBS Securities LLC .................................... 12,526,360 (12,526,360) – –
Virtu Americas LLC ..................................... 937,994 (937,994) – –
Wells Fargo Bank N.A. .................................. 7,946,342 (7,946,342) – –
Wells Fargo Securities LLC ............................... 5,417,294 (5,417,294) – –
$ 697,489,201 $ (697,489,201) $ – $ –
North American Natural Resources
Barclays Bank PLC ..................................... $ 280,800 $ (280,800) $ – $ –
Barclays Capital, Inc. ................................... 170,831 (170,831) – –
BMO Capital Markets Corp. ............................... 1,511,222 (1,511,222) – –
BNP Paribas SA ....................................... 17,658,280 (17,658,280) – –
BofA Securities, Inc. .................................... 593,487 (593,487) – –
Citadel Clearing LLC .................................... 2,912,806 (2,912,806) – –
Citigroup Global Markets, Inc. .............................. 2,106,312 (2,106,312) – –
Goldman Sachs & Co. LLC ............................... 3,269,682 (3,269,682) – –
HSBC Bank PLC ...................................... 72,433 (72,433) – –
J.P. Morgan Securities LLC ............................... 6,851,625 (6,851,625) – –
Morgan Stanley ....................................... 55,490 (55,490) – –
SG Americas Securities LLC .............................. 2,837,714 (2,837,714) – –
Toronto-Dominion Bank .................................. 111,186 (111,186) – –
UBS AG ............................................ 3,886,510 (3,886,510) – –
UBS Securities LLC .................................... 1,181,423 (1,181,423) – –
Wells Fargo Bank N.A. .................................. 1,308,285 (1,308,285) – –
$ 44,808,086 $ (44,808,086) $ – $ –
Semiconductor
BNP Paribas SA ....................................... $ 17,298,671 $ (17,298,671) $ – $ –
BofA Securities, Inc. .................................... 41,566,815 (41,419,408) – 147,407
(b)
Citigroup Global Markets, Inc. .............................. 22,478,377 (22,478,377) – –
Goldman Sachs & Co. LLC ............................... 68,702,498 (68,702,498) – –
HSBC Bank PLC ...................................... 1,645,753 (1,645,753) – –
J.P. Morgan Securities LLC ............................... 35,638,258 (35,638,258) – –
Jefferies LLC ......................................... 227,730 (227,730) – –
Morgan Stanley ....................................... 19,940,882 (19,940,882) – –
National Financial Services LLC ............................ 3,826,947 (3,826,947) – –
UBS AG ............................................ 12,182,289 (12,182,289) – –
Virtu Americas LLC ..................................... 950,638 (950,638) – –

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
42
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Semiconductor (continued)
Wells Fargo Securities LLC ............................... 3,263,838 (3,263,838) – –
$ 227,722,696 $ (227,575,289) $ – $ 147,407
U.S. Digital Infrastructure and Real Estate
Citigroup Global Markets, Inc. .............................. $ 2,269,908 $ (2,269,908) $ – $ –
HSBC Bank PLC ...................................... 85,950 (85,950) – –
Morgan Stanley ....................................... 8,561 (8,561) – –
Virtu Americas LLC ..................................... 286,355 (286,355) – –
Wells Fargo Securities LLC ............................... 940,814 (940,814) – –
$ 3,591,588 $ (3,591,588) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.480000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.456000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.433200
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.411540
Over $ 281 billion .................................................................................................. 0.390963

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares U.S. Digital Infrastructure and Real Estate ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 10 billion ................................................................................................... 0.4800%
Over $ 10 billion, up to and including $ 20 billion .............................................................................. 0.4300
Over $ 20 billion, up to and including $ 30 billion .............................................................................. 0.3800
Over $ 30 billion, up to and including $ 40 billion .............................................................................. 0.3420
Over $ 40 billion ................................................................................................... 0.3078
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 10 billion ................................................................................................... 0.3500%
Over $ 10 billion, up to and including $ 20 billion .............................................................................. 0.3500
Over $ 20 billion, up to and including $ 30 billion .............................................................................. 0.3500
Over $ 30 billion, up to and including $ 40 billion .............................................................................. 0.3420
Over $ 40 billion ................................................................................................... 0.3078
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 933,093
Expanded Tech Sector ..................................................................................................... 83,902
Expanded Tech-Software Sector ............................................................................................... 278,767
North American Natural Resources ............................................................................................. 10,012
Semiconductor .......................................................................................................... 1,352,263
U.S. Digital Infrastructure and Real Estate ........................................................................................ 1,487

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
44
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 129,521,073 $ 123,507,778 $ (49,830,056)
Expanded Tech Sector .................................................................. 485,730,174 170,237,917 9,804,266
Expanded Tech-Software Sector ............................................................ 280,282,977 695,326,609 99,639,266
North American Natural Resources .......................................................... 4,958,197 4,989,467 (1,549,546)
Semiconductor ....................................................................... 246,758,860 532,245,606 (7,403,796)
U.S. Digital Infrastructure and Real Estate ..................................................... 16,788,983 17,712,333 2,101,702
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 541,814,871 $ 549,808,877
Expanded Tech Sector .................................................................................. 637,808,289 638,703,337
Expanded Tech-Software Sector ............................................................................ 1,266,317,270 1,264,279,304
North American Natural Resources .......................................................................... 19,840,361 20,183,369
Semiconductor ....................................................................................... 2,366,245,127 2,361,025,504
U.S. Digital Infrastructure and Real Estate ..................................................................... 48,504,454 48,105,963
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 3,295,561,420 $ 3,883,267,887
Expanded Tech Sector .................................................................................. 2,509,918,021 606,905,014
Expanded Tech-Software Sector ............................................................................ 6,747,791,945 9,196,121,460
North American Natural Resources .......................................................................... 19,901,753 82,724,936
Semiconductor ....................................................................................... 17,739,060,353 18,471,422,739
U.S. Digital Infrastructure and Real Estate ..................................................................... 8,658,510 21,020,705
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified
 Late-Year
Capital Losses
(b)
Biotechnology ......................................................................................... $ (3,772,967,612) $ —
Expanded Tech Sector ................................................................................... (124,691,347) —
Expanded Tech-Software Sector ............................................................................. (582,846,636) (3,340,517)
North American Natural Resources ........................................................................... (522,175,693) —
Semiconductor ........................................................................................ (1,111,310,121) —
U.S. Digital Infrastructure and Real Estate ...................................................................... (95,012,076) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the six months ended September 30, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 9,063,628,583 $ 356,077,556 $ (2,871,759,846) $ (2,515,682,290)
Expanded Tech Sector .............................................. 6,609,127,484 3,008,571,093 (166,444,133) 2,842,126,960
Expanded Tech-Software Sector ....................................... 11,365,844,787 827,858,853 (1,660,971,261) (833,112,408)
North American Natural Resources ..................................... 652,972,211 83,881,392 (68,445,856) 15,435,536
Semiconductor ................................................... 15,314,996,013 866,597,211 (1,130,411,119) (263,813,908)
U.S. Digital Infrastructure and Real Estate ................................. 124,547,460 12,782,276 (3,726,298) 9,055,978

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
46
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
e
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 25,350,000 $ 3,304,607,337 35,100,000 $ 4,830,487,984
Shares redeemed
(30,050,000) (3,893,859,640) (45,800,000) (6,309,142,595)
(4,700,000) $ (589,252,303) (10,700,000) $ (1,478,654,611)
Expanded Tech Sector
Shares sold 22,200,000 $ 2,513,660,866 15,100,000 $ 1,418,406,929
Shares redeemed
(5,800,000) (608,004,312) (7,950,000) (743,079,064)
16,400,000 $ 1,905,656,554 7,150,000 $ 675,327,865
Expanded Tech-Software Sector
Shares sold 66,900,000 $ 6,754,572,105 166,400,000 $ 15,704,847,388
Shares redeemed
(87,800,000) (9,204,277,736) (147,550,000) (13,449,908,990)
(20,900,000) $ (2,449,705,631) 18,850,000 $ 2,254,938,398
North American Natural Resources
Shares sold 450,000 $ 19,988,493 6,150,000 $ 278,463,819
Shares redeemed
(1,850,000) (83,142,781) (4,550,000) (203,606,793)
(1,400,000) $ (63,154,288) 1,600,000 $ 74,857,026
Semiconductor
Shares sold 84,300,000 $ 17,772,524,808 105,500,000 $ 23,645,223,894
Shares redeemed
(87,200,000) (18,505,292,189) (104,200,000) (23,148,018,950)
(2,900,000) $ (732,767,381) 1,300,000 $ 497,204,944

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
U.S. Digital Infrastructure and Real Estate
Shares sold 100,000 $ 8,679,813 1,100,000 $ 88,318,880
Shares redeemed
(300,000) (21,074,339) — —
(200,000) $ (12,394,526) 1,100,000 $ 88,318,880

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
48
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
49
Board Review and Approval of Investment Advisory Contract
iShares Biotechnology ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
50
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
51
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Expanded Tech Sector ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement
are
discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
52
the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
53
Board Review and Approval of Investment Advisory Contract
The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Expanded Tech-Software Sector ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
54
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the

Board Review and Approval of Investment Advisory Contract
(continued)
55
Board Review and Approval of Investment Advisory Contract
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the
iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares North American Natural Resources ETF, iShares U.S. Digital Infrastructure and Real Estate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
56
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Board Review and Approval of Investment Advisory Contract
(continued)
57
Board Review and Approval of Investment Advisory Contract
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Semiconductor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
58
index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
(continued)
59
Board Review and Approval of Investment Advisory Contract
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
60
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
NYRS New York Registered Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Page
2

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 5.9%
AeroVironment, Inc.
(a) (b)
................. 174,994 $ 55,103,861
ATI, Inc.
(b)
.......................... 758,142 61,667,270
BWX Technologies, Inc. ................ 502,737 92,689,621
Carpenter Technology Corp. ............. 274,199 67,326,822
Curtiss-Wright Corp. ................... 207,244 112,521,057
Hexcel Corp. ........................ 218,815 13,719,701
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 538,501 49,202,836
Woodward, Inc. ...................... 329,846 83,355,383
535,586,551
Automobile Components — 0.1%
Gentex Corp. ....................... 494,989 14,008,189
Banks — 3.9%
Commerce Bancshares, Inc. ............. 389,080 23,251,421
Cullen/Frost Bankers, Inc. ............... 247,673 31,397,506
East West Bancorp, Inc. ................ 758,086 80,698,255
First Financial Bankshares, Inc. ........... 401,128 13,497,957
Glacier Bancorp, Inc. .................. 293,441 14,281,773
Home BancShares, Inc. ................ 383,092 10,841,504
International Bancshares Corp. ........... 211,181 14,518,694
Pinnacle Financial Partners, Inc. ........... 270,713 25,390,172
Synovus Financial Corp. ................ 374,108 18,361,221
UMB Financial Corp. .................. 227,701 26,948,413
Western Alliance Bancorp ............... 569,414 49,379,582
Wintrust Financial Corp. ................ 191,502 25,362,525
Zions Bancorp NA .................... 324,799 18,377,127
352,306,150
Beverages — 0.8%
Celsius Holdings, Inc.
(b)
................. 562,988 32,366,180
Coca-Cola Consolidated, Inc. ............. 329,671 38,624,255
70,990,435
Biotechnology — 3.8%
(b)
Cytokinetics, Inc.
(a)
.................... 329,086 18,086,566
Exelixis, Inc.
(a)
....................... 1,480,747 61,154,851
Halozyme Therapeutics, Inc.
(a)
............ 643,371 47,184,829
Neurocrine Biosciences, Inc. ............. 545,553 76,584,730
Roivant Sciences Ltd. .................. 2,366,397 35,803,587
United Therapeutics Corp. ............... 248,761 104,283,099
343,097,662
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(b)
....... 199,071 25,560,716
Building Products — 2.7%
AAON, Inc.
(a)
........................ 372,220 34,780,237
Advanced Drainage Systems, Inc.
(a)
........ 188,862 26,195,159
Carlisle Cos., Inc. .................... 234,602 77,174,674
Owens Corning ...................... 459,997 65,071,176
Simpson Manufacturing Co., Inc. .......... 151,082 25,300,192
Trex Co., Inc.
(a) (b)
..................... 289,020 14,933,663
243,455,101
Capital Markets — 4.1%
Affiliated Managers Group, Inc. ........... 64,074 15,277,164
Carlyle Group, Inc. (The) ................ 530,019 33,232,191
Evercore, Inc. , Class A ................. 212,310 71,616,409
Federated Hermes, Inc. , Class B, NVS ...... 248,005 12,878,900
Hamilton Lane, Inc. , Class A ............. 222,519 29,993,336
Houlihan Lokey, Inc. , Class A ............. 299,057 61,402,383
Janus Henderson Group plc ............. 274,549 12,220,176
Jefferies Financial Group, Inc. ............ 481,091 31,472,973
Morningstar, Inc. ..................... 134,561 31,219,498
SEI Investments Co. ................... 315,244 26,748,453
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. .................. 399,021 $ 45,276,913
371,338,396
Chemicals — 1.1%
Axalta Coating Systems Ltd.
(b)
............ 643,283 18,410,759
Cabot Corp. ........................ 163,880 12,463,074
NewMarket Corp. ..................... 18,794 15,565,379
RPM International, Inc. ................. 402,493 47,445,875
Scotts Miracle-Gro Co. (The) ............. 90,041 5,127,835
99,012,922
Commercial Services & Supplies — 2.8%
Brink's Co. (The) ..................... 114,577 13,389,468
Clean Harbors, Inc.
(b)
.................. 277,304 64,395,535
MSA Safety, Inc. ..................... 101,189 17,411,591
RB Global, Inc. ...................... 1,020,883 110,622,882
Tetra Tech, Inc. ...................... 1,445,381 48,246,818
254,066,294
Communications Equipment — 1.2%
(b)
Ciena Corp. ........................ 466,549 67,962,193
Lumentum Holdings, Inc.
(a)
.............. 241,877 39,355,807
107,318,000
Construction & Engineering — 3.9%
AECOM ........................... 386,116 50,376,554
API Group Corp.
(a) (b)
................... 1,201,213 41,285,691
Comfort Systems USA, Inc. .............. 193,632 159,781,254
MasTec, Inc.
(b)
....................... 337,222 71,764,214
Valmont Industries, Inc. ................. 79,254 30,729,153
353,936,866
Construction Materials — 0.7%
(a)
Eagle Materials, Inc. ................... 178,489 41,595,076
Knife River Corp.
(b)
.................... 311,678 23,958,688
65,553,764
Consumer Finance — 0.6%
FirstCash Holdings, Inc. ................ 137,434 21,772,294
SLM Corp. ......................... 1,146,750 31,742,040
53,514,334
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 341,378 31,833,498
Casey's General Stores, Inc. ............. 141,111 79,772,871
Maplebear, Inc.
(a) (b)
.................... 466,587 17,151,738
Sprouts Farmers Market, Inc.
(b)
............ 537,542 58,484,570
187,242,677
Containers & Packaging — 0.4%
AptarGroup, Inc. ..................... 192,056 25,670,205
Graphic Packaging Holding Co. ........... 635,510 12,436,931
38,107,136
Diversified Consumer Services — 2.0%
Duolingo, Inc. , Class A
(b)
................ 218,346 70,272,477
Grand Canyon Education, Inc.
(b)
........... 152,581 33,494,581
H&R Block, Inc. ...................... 736,408 37,240,152
Service Corp. International .............. 470,545 39,158,755
180,165,965
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc. ............. 286,004 4,993,630
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 121,859 16,103,667

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.6%
Acuity, Inc. ......................... 166,915 $ 57,483,857
nVent Electric plc ..................... 885,287 87,324,710
144,808,567
Electronic Equipment, Instruments & Components — 2.6%
Belden, Inc.
(a)
....................... 217,931 26,210,561
Cognex Corp. ....................... 369,413 16,734,409
Coherent Corp.
(b)
..................... 855,002 92,100,816
Crane NXT Co. ...................... 108,648 7,287,021
Fabrinet
(a) (b)
......................... 197,090 71,862,956
Novanta, Inc.
(b)
...................... 120,702 12,088,305
Vontier Corp. ........................ 338,909 14,224,011
240,508,079
Energy Equipment & Services — 1.3%
TechnipFMC plc
(a)
.................... 2,260,782 89,187,850
Valaris Ltd.
(a) (b)
....................... 364,283 17,766,082
Weatherford International plc ............. 189,664 12,978,707
119,932,639
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 385,173 13,118,992
Financial Services — 2.0%
Equitable Holdings, Inc. ................ 1,651,763 83,876,525
Euronet Worldwide, Inc.
(a) (b)
.............. 125,062 10,981,694
MGIC Investment Corp. ................ 608,633 17,266,918
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 370,131 28,648,139
Voya Financial, Inc. ................... 275,778 20,628,195
WEX, Inc.
(a) (b)
........................ 131,926 20,782,303
182,183,774
Food Products — 0.6%
Ingredion, Inc. ....................... 151,804 18,536,786
Marzetti Co. (The) .................... 54,986 9,501,031
Pilgrim's Pride Corp. ................... 235,196 9,577,181
Post Holdings, Inc.
(a) (b)
.................. 147,241 15,825,463
53,440,461
Ground Transportation — 1.2%
Ryder System, Inc. .................... 118,915 22,432,126
Saia, Inc.
(b)
......................... 146,515 43,860,730
XPO, Inc.
(a) (b)
........................ 317,395 41,029,652
107,322,508
Health Care Equipment & Supplies — 1.6%
(b)
Globus Medical, Inc. , Class A
(a)
........... 619,499 35,478,708
Haemonetics Corp. ................... 153,701 7,491,387
Lantheus Holdings, Inc.
(a)
............... 373,998 19,182,357
LivaNova plc ........................ 123,137 6,449,916
Masimo Corp.
(a)
...................... 253,970 37,473,273
Penumbra, Inc. ...................... 139,431 35,320,661
141,396,302
Health Care Providers & Services — 3.2%
Chemed Corp. ....................... 36,875 16,510,412
Encompass Health Corp. ............... 393,362 49,964,841
Ensign Group, Inc. (The)
(a)
............... 315,114 54,442,246
HealthEquity, Inc.
(a) (b)
.................. 475,650 45,077,350
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,137,283 64,506,692
Tenet Healthcare Corp.
(b)
................ 296,441 60,189,381
290,690,922
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. .......... 649,059 27,403,271
Health Care Technology — 0.6%
Doximity, Inc. , Class A
(a) (b)
............... 750,264 54,881,812
Security
Shares
Shares Value
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 538,812 $ 5,970,037
Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp. ................... 199,093 17,211,590
Cava Group, Inc.
(a) (b)
................... 427,840 25,845,814
Choice Hotels International, Inc.
(a)
.......... 113,683 12,153,850
Churchill Downs, Inc. .................. 366,428 35,547,180
Hilton Grand Vacations, Inc.
(a) (b)
........... 339,280 14,185,297
Hyatt Hotels Corp. , Class A
(a)
............. 232,875 33,051,949
Light & Wonder, Inc. , Class A
(a) (b)
.......... 461,751 38,759,379
Planet Fitness, Inc. , Class A
(b)
............ 461,585 47,912,523
Texas Roadhouse, Inc. ................. 365,515 60,730,317
Travel + Leisure Co. ................... 357,090 21,243,284
Vail Resorts, Inc. ..................... 108,310 16,199,927
Wingstop, Inc.
(a)
...................... 153,597 38,657,293
Wyndham Hotels & Resorts, Inc. .......... 419,996 33,557,680
395,056,083
Household Durables — 2.2%
KB Home .......................... 194,639 12,386,826
Somnigroup International, Inc.
(a)
........... 681,148 57,441,211
Toll Brothers, Inc. ..................... 540,039 74,600,987
TopBuild Corp.
(a) (b)
.................... 153,896 60,151,791
204,580,815
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
.............. 150,307 14,467,049
Industrial REITs — 0.5%
EastGroup Properties, Inc. .............. 137,685 23,304,563
First Industrial Realty Trust, Inc. ........... 393,277 20,241,967
43,546,530
Insurance — 2.9%
American Financial Group, Inc. ........... 167,516 24,410,431
Kinsale Capital Group, Inc.
(a)
............. 121,757 51,778,382
Primerica, Inc. ....................... 178,168 49,457,655
RenaissanceRe Holdings Ltd. ............ 258,885 65,738,668
RLI Corp. .......................... 505,105 32,942,948
Ryan Specialty Holdings, Inc. , Class A ....... 619,766 34,930,012
259,258,096
IT Services — 2.1%
(b)
Kyndryl Holdings, Inc.
(a)
................. 711,982 21,380,820
Okta, Inc. , Class A .................... 919,479 84,316,224
Twilio, Inc. , Class A ................... 843,964 84,472,357
190,169,401
Leisure Products — 0.1%
YETI Holdings, Inc.
(a) (b)
................. 187,646 6,226,094
Life Sciences Tools & Services — 1.5%
Bruker Corp. ........................ 280,236 9,104,868
Illumina, Inc.
(a) (b)
...................... 439,625 41,751,186
Medpace Holdings, Inc.
(a) (b)
.............. 122,071 62,764,025
Repligen Corp.
(b)
..................... 122,166 16,329,929
Sotera Health Co.
(a) (b)
.................. 449,697 7,073,734
137,023,742
Machinery — 5.2%
Chart Industries, Inc.
(b)
................. 243,035 48,643,455
Crane Co. .......................... 142,603 26,258,917
Donaldson Co., Inc. ................... 365,324 29,901,769
Esab Corp. ......................... 313,841 35,068,593
Flowserve Corp. ..................... 503,557 26,759,019
Graco, Inc. ......................... 446,586 37,941,947
ITT, Inc.
(a)
.......................... 304,617 54,453,335
Lincoln Electric Holdings, Inc. ............ 173,027 40,804,957

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Mueller Industries, Inc. ................. 608,909 $ 61,566,789
RBC Bearings, Inc.
(b)
.................. 172,884 67,474,896
Toro Co. (The) ....................... 227,978 17,371,924
Watts Water Technologies, Inc. , Class A ...... 76,903 21,477,470
467,723,071
Marine Transportation — 0.3%
Kirby Corp.
(b)
........................ 306,930 25,613,309
Media — 0.6%
EchoStar Corp. , Class A
(a) (b)
.............. 362,443 27,676,148
New York Times Co. (The) , Class A ......... 481,291 27,626,103
55,302,251
Metals & Mining — 0.6%
MP Materials Corp. , Class A
(a) (b)
........... 325,750 21,848,052
Royal Gold, Inc. ...................... 162,948 32,684,110
54,532,162
Office REITs — 0.4%
COPT Defense Properties ............... 322,317 9,366,532
Vornado Realty Trust .................. 647,730 26,252,497
35,619,029
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp. ................ 921,196 17,908,050
CNX Resources Corp.
(a) (b)
............... 777,876 24,985,377
DT Midstream, Inc. .................... 558,806 63,178,606
Matador Resources Co. ................ 411,961 18,509,408
Permian Resources Corp. , Class A ......... 3,844,848 49,214,054
Range Resources Corp.
(a)
............... 602,673 22,684,612
Viper Energy, Inc. .................... 928,034 35,469,460
231,949,567
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................. 349,430 31,043,361
Passenger Airlines — 0.8%
(b)
Alaska Air Group, Inc. .................. 634,264 31,573,662
American Airlines Group, Inc.
(a)
............ 3,629,380 40,794,231
72,367,893
Personal Care Products — 0.6%
(b)
BellRing Brands, Inc. .................. 318,751 11,586,599
elf Beauty, Inc.
(a)
..................... 326,268 43,223,985
54,810,584
Professional Services — 3.0%
CACI International, Inc. , Class A
(a) (b)
........ 72,587 36,204,944
ExlService Holdings, Inc.
(b)
.............. 888,398 39,116,164
Exponent, Inc. ....................... 166,669 11,580,162
Genpact Ltd. ........................ 472,477 19,792,062
KBR, Inc. .......................... 297,655 14,076,105
Parsons Corp.
(a) (b)
..................... 293,712 24,354,599
Paylocity Holding Corp.
(b)
............... 245,768 39,143,469
TransUnion
(a)
........................ 1,071,491 89,769,516
274,037,021
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(b)
............... 138,128 41,200,820
Residential REITs — 0.7%
American Homes 4 Rent , Class A .......... 683,218 22,716,998
Equity LifeStyle Properties, Inc. ........... 532,968 32,351,158
Independence Realty Trust, Inc. ........... 770,370 12,626,364
67,694,520
Security
Shares
Shares Value
Retail REITs — 0.6%
Agree Realty Corp. ................... 249,129 $ 17,698,124
Brixmor Property Group, Inc. ............. 909,195 25,166,518
Kite Realty Group Trust ................. 520,010 11,596,223
54,460,865
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc.
(a) (b)
............ 259,135 7,566,742
Cirrus Logic, Inc.
(b)
.................... 172,235 21,579,323
Entegris, Inc.
(a)
...................... 433,617 40,092,228
Lattice Semiconductor Corp.
(a) (b)
........... 368,968 27,052,734
MACOM Technology Solutions Holdings, Inc.
(a) (b)
352,281 43,855,462
MKS, Inc.
(a)
......................... 151,458 18,745,956
Onto Innovation, Inc.
(b)
................. 150,944 19,504,983
Power Integrations, Inc. ................ 104,913 4,218,552
Rambus, Inc.
(b)
...................... 591,819 61,667,540
Silicon Laboratories, Inc.
(b)
............... 77,615 10,177,655
Universal Display Corp. ................ 111,854 16,065,590
270,526,765
Software — 6.6%
Appfolio, Inc. , Class A
(a) (b)
............... 125,803 34,678,855
Blackbaud, Inc.
(b)
..................... 100,269 6,448,299
Commvault Systems, Inc.
(b)
.............. 244,554 46,166,904
DocuSign, Inc.
(a) (b)
.................... 1,111,442 80,123,854
Dropbox, Inc. , Class A
(b)
................ 621,001 18,760,440
Dynatrace, Inc.
(b)
..................... 1,658,428 80,350,837
Guidewire Software, Inc.
(a) (b)
.............. 463,112 106,450,924
Manhattan Associates, Inc.
(b)
............. 332,608 68,177,988
Nutanix, Inc. , Class A
(a) (b)
................ 1,474,551 109,691,849
Pegasystems, Inc.
(a)
................... 508,153 29,218,798
Qualys, Inc.
(b)
....................... 115,155 15,238,461
595,307,209
Specialized REITs — 1.2%
CubeSmart ......................... 677,325 27,540,034
Gaming & Leisure Properties, Inc. ......... 668,614 31,164,099
Lamar Advertising Co. , Class A ........... 300,785 36,822,100
National Storage Affiliates Trust ........... 388,342 11,735,695
107,261,928
Specialty Retail — 3.8%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 262,056 22,418,891
Bath & Body Works, Inc. ................ 593,623 15,291,728
Burlington Stores, Inc.
(b)
................ 342,743 87,228,093
Chewy, Inc. , Class A
(b)
................. 1,226,066 49,594,370
Dick's Sporting Goods, Inc. .............. 220,648 49,032,399
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 331,721 24,447,838
GameStop Corp. , Class A
(a) (b)
............. 996,034 27,171,808
Murphy USA, Inc. .................... 96,566 37,492,715
RH
(b)
............................. 42,247 8,582,900
Valvoline, Inc.
(a) (b)
..................... 699,191 25,107,949
346,368,691
Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc. , Class A
(b)
............. 1,707,848 143,134,741
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.
(a) (b)
....................... 300,419 25,100,008
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ........ 209,484 54,685,798
Core & Main, Inc. , Class A
(a) (b)
............ 646,777 34,816,006
GATX Corp. ........................ 121,408 21,222,118

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc. ........................ 119,029 $ 48,123,425
158,847,347
Total Long-Term Investments — 99 .9%
(Cost: $ 7,239,498,872 ) ............................ 9,061,244,771
Short-Term Securities
Money Market Funds — 7.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 706,559,596 706,912,876
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 5,248,515 5,248,515
Total Short-Term Securities — 7 .9%
(Cost: $ 711,895,955 ) .............................. 712,161,391
Total Investments — 107 .8%
(Cost: $ 7,951,394,827 ) ............................ 9,773,406,162
Liabilities in Excess of Other Assets — (7.8) % ............. (704,364,639)
Net Assets — 100.0% ...............................
$ 9,069,041,523
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 622,674,406 $ 84,233,471
(a)
$ — $ (17,151) $ 22,150 $ 706,912,876 706,559,596 $ 571,014
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,796,887 — (19,548,372)
(a)
— — 5,248,515 5,248,515 173,385 —
$ (17,151) $ 22,150 $ 712,161,391 $ 744,399 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 17 12/19/25 $ 5,587 $ (62,637)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 62,637 $ — $ — $ — $ 62,637
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 803,862 $ — $ — $ — $ 803,862
Swaps .............................. — — 21,888 — — — 21,888
$ — $ — $ 825,750 $ — $ — $ — $ 825,750
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (274,612) $ — $ — $ — $ (274,612)
Swaps .............................. — — (331,428) — — — (331,428)
$ — $ — $ (606,040) $ — $ — $ — $ (606,040)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,012,695
Total return swaps
Average notional value ............................................................................................... $ —
(a)
1
(a) Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,061,244,771 $ — $ — $ 9,061,244,771
Short-Term Securities
Money Market Funds ...................................... 712,161,391 — — 712,161,391
$ 9,773,406,162 $ — $ — $ 9,773,406,162
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (62,637) $ — $ — $ (62,637)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Hexcel Corp. ........................ 214,549 $ 13,452,223
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 382,344 34,934,771
48,386,994
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(a) (b)
................. 618,875 32,732,299
Automobile Components — 1.6%
Autoliv, Inc. ......................... 381,731 47,143,778
Gentex Corp. ....................... 698,413 19,765,088
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 1,548,418 11,582,167
Lear Corp. ......................... 286,950 28,870,039
Visteon Corp. ....................... 147,094 17,630,687
124,991,759
Automobiles — 0.6%
Harley-Davidson, Inc. .................. 655,561 18,290,152
Thor Industries, Inc. ................... 287,695 29,831,094
48,121,246
Banks — 9.6%
Associated Banc-Corp. ................. 881,132 22,653,904
Bank OZK ......................... 570,937 29,106,368
Cadence Bank ...................... 990,462 37,181,943
Columbia Banking System, Inc. ........... 1,615,921 41,593,807
Comerica, Inc. ....................... 694,312 47,574,258
Commerce Bancshares, Inc. ............. 287,791 17,198,390
Cullen/Frost Bankers, Inc. ............... 104,528 13,251,015
First Financial Bankshares, Inc. ........... 309,363 10,410,065
First Horizon Corp. .................... 2,741,888 61,994,088
Flagstar Financial, Inc.
(a)
................ 1,613,720 18,638,466
FNB Corp. ......................... 1,941,867 31,283,477
Glacier Bancorp, Inc. .................. 352,866 17,173,988
Hancock Whitney Corp. ................ 457,099 28,618,968
Home BancShares, Inc. ................ 612,864 17,344,051
International Bancshares Corp. ........... 85,112 5,851,450
Old National Bancorp .................. 1,884,487 41,364,490
Pinnacle Financial Partners, Inc. ........... 149,168 13,990,467
Prosperity Bancshares, Inc. .............. 512,353 33,994,622
Southstate Bank Corp. ................. 546,639 54,046,198
Synovus Financial Corp. ................ 381,786 18,738,057
Texas Capital Bancshares, Inc.
(b)
.......... 246,767 20,859,215
UMB Financial Corp. .................. 161,668 19,133,408
United Bankshares, Inc. ................ 762,126 28,358,708
Valley National Bancorp ................ 2,596,074 27,518,384
Webster Financial Corp. ................ 897,625 53,354,830
Wintrust Financial Corp. ................ 173,323 22,954,898
Zions Bancorp NA .................... 477,702 27,028,379
761,215,894
Beverages — 0.3%
(b)
Boston Beer Co., Inc. (The) , Class A ........ 42,650 9,017,063
Celsius Holdings, Inc. .................. 310,506 17,850,990
26,868,053
Biotechnology — 0.9%
(b)
BioMarin Pharmaceutical, Inc. ............ 1,037,045 56,166,357
Cytokinetics, Inc.
(a)
.................... 323,626 17,786,485
73,952,842
Broadline Retail — 0.5%
Macy's, Inc. ........................ 1,464,469 26,257,929
Ollie's Bargain Outlet Holdings, Inc.
(b)
....... 135,636 17,415,663
43,673,592
Security
Shares
Shares Value
Building Products — 1.5%
Advanced Drainage Systems, Inc.
(a)
........ 200,614 $ 27,825,162
Fortune Brands Innovations, Inc. .......... 647,393 34,564,312
Simpson Manufacturing Co., Inc. .......... 76,314 12,779,542
Trex Co., Inc.
(a) (b)
..................... 294,903 15,237,638
UFP Industries, Inc. ................... 315,861 29,529,845
119,936,499
Capital Markets — 2.1%
Affiliated Managers Group, Inc. ........... 90,405 21,555,264
Carlyle Group, Inc. (The) ................ 886,083 55,557,404
Federated Hermes, Inc. , Class B, NVS ...... 155,466 8,073,349
Janus Henderson Group plc ............. 403,789 17,972,648
Jefferies Financial Group, Inc. ............ 418,304 27,365,448
SEI Investments Co. ................... 197,621 16,768,142
Stifel Financial Corp. .................. 159,803 18,132,847
165,425,102
Chemicals — 1.8%
Ashland, Inc. ........................ 246,094 11,790,363
Avient Corp. ........................ 493,701 16,267,448
Axalta Coating Systems Ltd.
(b)
............ 537,293 15,377,326
Cabot Corp. ........................ 126,253 9,601,541
NewMarket Corp. ..................... 23,557 19,510,143
Olin Corp. .......................... 618,288 15,451,017
RPM International, Inc. ................. 298,390 35,174,213
Scotts Miracle-Gro Co. (The) ............. 151,060 8,602,867
Westlake Corp. ...................... 179,786 13,854,309
145,629,227
Commercial Services & Supplies — 0.4%
Brink's Co. (The) ..................... 112,344 13,128,520
MSA Safety, Inc. ..................... 99,219 17,072,613
30,201,133
Communications Equipment — 0.8%
(b)
Ciena Corp. ........................ 305,517 44,504,662
Lumentum Holdings, Inc.
(a)
.............. 139,658 22,723,753
67,228,415
Construction & Engineering — 1.5%
AECOM ........................... 336,334 43,881,497
API Group Corp.
(a) (b)
................... 818,460 28,130,470
Fluor Corp.
(b)
........................ 871,885 36,680,202
Valmont Industries, Inc. ................. 28,744 11,144,911
119,837,080
Consumer Finance — 0.9%
Ally Financial, Inc. .................... 1,510,666 59,218,107
FirstCash Holdings, Inc. ................ 75,872 12,019,642
71,237,749
Consumer Staples Distribution & Retail — 3.9%
Albertsons Cos., Inc. , Class A ............ 2,173,942 38,065,725
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 377,453 35,197,492
Casey's General Stores, Inc. ............. 62,303 35,221,132
Maplebear, Inc.
(b)
..................... 537,052 19,742,032
Performance Food Group Co.
(a) (b)
.......... 844,934 87,906,933
US Foods Holding Corp.
(b)
............... 1,215,542 93,134,828
309,268,142
Containers & Packaging — 1.9%
AptarGroup, Inc. ..................... 166,996 22,320,685
Crown Holdings, Inc. .................. 621,282 60,009,629
Graphic Packaging Holding Co. ........... 974,618 19,073,274
Greif, Inc. , Class A, NVS ................ 141,332 8,446,000
Silgan Holdings, Inc. ................... 478,941 20,599,253

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. .................. 533,789 $ 23,000,968
153,449,809
Diversified Consumer Services — 0.6%
Graham Holdings Co. , Class B ............ 18,315 21,562,432
Service Corp. International .............. 294,976 24,547,903
46,110,335
Diversified REITs — 1.0%
WP Carey, Inc. ...................... 1,182,243 79,884,159
Diversified Telecommunication Services — 0.7%
Frontier Communications Parent, Inc.
(b)
...... 1,352,121 50,501,720
Iridium Communications, Inc. ............. 291,870 5,096,050
55,597,770
Electric Utilities — 1.9%
ALLETE, Inc. ....................... 312,270 20,734,728
IDACORP, Inc. ...................... 171,933 22,720,946
OGE Energy Corp. .................... 1,087,894 50,336,856
Portland General Electric Co. ............. 590,888 25,999,072
TXNM Energy, Inc. .................... 511,497 28,925,155
148,716,757
Electrical Equipment — 2.0%
EnerSys ........................... 202,066 22,825,375
NEXTracker, Inc. , Class A
(a) (b)
............. 799,044 59,121,266
Regal Rexnord Corp. .................. 358,518 51,425,822
Sensata Technologies Holding plc .......... 785,462 23,995,864
157,368,327
Electronic Equipment, Instruments & Components — 4.4%
Arrow Electronics, Inc.
(a) (b)
............... 278,421 33,688,941
Avnet, Inc. ......................... 452,256 23,643,944
Cognex Corp. ....................... 543,307 24,611,807
Crane NXT Co. ...................... 160,237 10,747,096
Flex Ltd.
(b)
.......................... 2,026,111 117,453,654
IPG Photonics Corp.
(a) (b)
................ 136,622 10,819,096
Littelfuse, Inc. ....................... 133,950 34,694,389
Novanta, Inc.
(a) (b)
..................... 75,920 7,603,388
TD SYNNEX Corp. .................... 414,107 67,810,021
Vontier Corp. ........................ 458,886 19,259,445
350,331,781
Energy Equipment & Services — 0.5%
NOV, Inc. .......................... 2,002,850 26,537,762
Weatherford International plc ............. 201,460 13,785,908
40,323,670
Entertainment — 0.2%
Warner Music Group Corp. , Class A ........ 408,750 13,922,025
Financial Services — 1.3%
Essent Group Ltd. .................... 531,415 33,776,738
Euronet Worldwide, Inc.
(a) (b)
.............. 85,214 7,482,641
MGIC Investment Corp. ................ 646,494 18,341,035
Voya Financial, Inc. ................... 250,514 18,738,447
Western Union Co. (The) ............... 1,765,427 14,105,762
WEX, Inc.
(a) (b)
........................ 55,636 8,764,339
101,208,962
Food Products — 1.1%
Darling Ingredients, Inc.
(b)
............... 855,718 26,416,015
Flowers Foods, Inc. ................... 1,138,711 14,860,179
Ingredion, Inc. ....................... 197,300 24,092,303
Marzetti Co. (The) .................... 56,113 9,695,765
Post Holdings, Inc.
(a) (b)
.................. 113,436 12,192,101
87,256,363
Security
Shares
Shares Value
Gas Utilities — 2.4%
National Fuel Gas Co. ................. 488,211 $ 45,096,050
New Jersey Resources Corp. ............. 541,751 26,085,311
ONE Gas, Inc. ....................... 324,562 26,270,048
Southwest Gas Holdings, Inc. ............ 346,511 27,145,672
Spire, Inc. .......................... 318,336 25,950,751
UGI Corp. .......................... 1,159,128 38,552,597
189,100,429
Ground Transportation — 1.7%
Avis Budget Group, Inc.
(b)
............... 91,030 14,617,142
Knight-Swift Transportation Holdings, Inc. .... 877,305 34,662,321
Landstar System, Inc. .................. 186,898 22,906,219
Ryder System, Inc. .................... 103,399 19,505,187
XPO, Inc.
(a) (b)
........................ 324,532 41,952,252
133,643,121
Health Care Equipment & Supplies — 0.8%
Dentsply Sirona, Inc. .................. 1,074,188 13,631,446
Envista Holdings Corp.
(b)
................ 896,256 18,256,735
Haemonetics Corp.
(a) (b)
................. 109,128 5,318,899
LivaNova plc
(b)
....................... 174,244 9,126,901
Penumbra, Inc.
(a) (b)
.................... 73,774 18,688,429
65,022,410
Health Care Providers & Services — 1.3%
Chemed Corp.
(a)
..................... 42,612 19,079,097
Encompass Health Corp. ............... 157,537 20,010,350
Option Care Health, Inc.
(b)
............... 875,292 24,298,106
Tenet Healthcare Corp.
(b)
................ 185,835 37,731,938
101,119,491
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc. , Class A ....... 1,896,292 34,190,145
Omega Healthcare Investors, Inc. .......... 956,507 40,383,725
Sabra Health Care REIT, Inc. ............. 1,294,465 24,128,828
98,702,698
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 549,811 6,091,906
Hotels, Restaurants & Leisure — 1.2%
Aramark ........................... 1,419,676 54,515,558
Boyd Gaming Corp. ................... 124,803 10,789,219
Cava Group, Inc.
(a) (b)
................... 118,321 7,147,772
Marriott Vacations Worldwide Corp.
(a)
....... 149,291 9,936,809
Vail Resorts, Inc. ..................... 94,172 14,085,306
96,474,664
Household Durables — 1.4%
KB Home .......................... 176,162 11,210,950
Somnigroup International, Inc.
(a)
........... 464,109 39,138,312
Taylor Morrison Home Corp.
(a) (b)
........... 534,277 35,267,625
Whirlpool Corp.
(a)
..................... 302,397 23,768,404
109,385,291
Independent Power and Renewable Electricity Producers — 1.5%
Ormat Technologies, Inc. ................ 180,119 17,336,454
Talen Energy Corp.
(a) (b)
................. 246,621 104,907,641
122,244,095
Industrial REITs — 1.6%
EastGroup Properties, Inc. .............. 152,236 25,767,466
First Industrial Realty Trust, Inc. ........... 328,479 16,906,814
Rexford Industrial Realty, Inc. ............ 1,275,421 52,432,557
STAG Industrial, Inc. .................. 1,006,894 35,533,289
130,640,126

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 5.7%
American Financial Group, Inc. ........... 209,051 $ 30,462,912
Brighthouse Financial, Inc.
(b)
............. 308,234 16,361,061
CNO Financial Group, Inc. ............... 522,775 20,675,751
Fidelity National Financial, Inc. , Class A ...... 1,377,529 83,326,729
First American Financial Corp. ............ 549,031 35,269,751
Hanover Insurance Group, Inc. (The) ....... 192,922 35,040,423
Kemper Corp. ....................... 338,385 17,443,747
Old Republic International Corp. ........... 1,234,286 52,420,126
Reinsurance Group of America, Inc. ........ 356,874 68,566,202
Selective Insurance Group, Inc. ........... 328,179 26,605,472
Unum Group ........................ 845,049 65,727,911
451,900,085
Interactive Media & Services — 0.2%
ZoomInfo Technologies, Inc.
(a) (b)
........... 1,512,232 16,498,451
IT Services — 0.3%
(a)(b)
ASGN, Inc. ......................... 235,779 11,164,136
Kyndryl Holdings, Inc. .................. 548,507 16,471,665
27,635,801
Leisure Products — 1.0%
Brunswick Corp. ..................... 352,344 22,282,235
Mattel, Inc.
(b)
........................ 1,737,692 29,245,356
Polaris, Inc. ......................... 288,070 16,745,509
YETI Holdings, Inc.
(a) (b)
................. 254,074 8,430,175
76,703,275
Life Sciences Tools & Services — 1.9%
Avantor, Inc.
(a) (b)
...................... 3,676,758 45,885,940
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 98,445 27,602,994
Bruker Corp.
(a)
....................... 323,737 10,518,215
Illumina, Inc.
(b)
....................... 397,891 37,787,708
Repligen Corp.
(a) (b)
.................... 165,419 22,111,558
Sotera Health Co.
(b)
................... 512,888 8,067,728
151,974,143
Machinery — 5.0%
AGCO Corp. ........................ 334,762 35,842,967
CNH Industrial NV .................... 4,789,609 51,967,258
Crane Co. .......................... 123,990 22,831,518
Donaldson Co., Inc. ................... 270,220 22,117,507
Flowserve Corp. ..................... 212,555 11,295,173
Graco, Inc. ......................... 456,688 38,800,212
ITT, Inc. ........................... 121,996 21,808,005
Lincoln Electric Holdings, Inc. ............ 127,982 30,181,995
Middleby Corp. (The)
(a) (b)
................ 251,471 33,428,040
Oshkosh Corp. ...................... 345,783 44,848,055
Terex Corp. ......................... 353,796 18,149,735
Timken Co. (The) ..................... 341,793 25,695,998
Toro Co. (The) ....................... 308,691 23,522,254
Watts Water Technologies, Inc. , Class A ...... 72,449 20,233,557
400,722,274
Media — 1.0%
EchoStar Corp. , Class A
(a) (b)
.............. 370,897 28,321,695
New York Times Co. (The) , Class A ......... 401,994 23,074,456
Nexstar Media Group, Inc. ............... 153,996 30,451,169
81,847,320
Metals & Mining — 3.3%
Alcoa Corp. ......................... 1,398,726 46,004,098
Cleveland-Cliffs, Inc.
(a) (b)
................ 2,667,995 32,549,539
Commercial Metals Co. ................. 605,051 34,657,321
MP Materials Corp. , Class A
(a) (b)
........... 406,503 27,264,156
Reliance, Inc. ....................... 283,937 79,738,028
Security
Shares
Shares Value
Metals & Mining (continued)
Royal Gold, Inc. ...................... 195,273 $ 39,167,859
259,381,001
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc. .......... 3,466,772 70,063,462
Starwood Property Trust, Inc. ............. 1,865,334 36,131,520
106,194,982
Multi-Utilities — 0.5%
Black Hills Corp. ..................... 392,978 24,203,515
Northwestern Energy Group, Inc. .......... 331,104 19,406,005
43,609,520
Office REITs — 0.9%
COPT Defense Properties ............... 292,472 8,499,236
Cousins Properties, Inc. ................ 905,888 26,216,399
Kilroy Realty Corp. .................... 586,947 24,798,511
Vornado Realty Trust .................. 234,903 9,520,618
69,034,764
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp. ................ 903,230 17,558,791
Antero Resources Corp.
(b)
............... 1,584,345 53,170,618
Chord Energy Corp. ................... 309,587 30,763,660
Civitas Resources, Inc. ................. 449,759 14,617,168
HF Sinclair Corp. ..................... 857,621 44,887,883
Matador Resources Co. ................ 227,183 10,207,332
Murphy Oil Corp. ..................... 723,595 20,557,334
Ovintiv, Inc. ......................... 1,388,204 56,055,678
PBF Energy, Inc. , Class A ............... 443,032 13,366,275
Range Resources Corp.
(a)
............... 693,693 26,110,605
287,295,344
Personal Care Products — 0.3%
(b)
BellRing Brands, Inc. .................. 366,893 13,336,560
Coty, Inc. , Class A .................... 1,981,393 8,004,828
21,341,388
Pharmaceuticals — 1.4%
Elanco Animal Health, Inc.
(a) (b)
............ 2,683,464 54,044,965
Jazz Pharmaceuticals plc
(a) (b)
............. 327,145 43,117,711
Perrigo Co. plc ...................... 745,083 16,592,998
113,755,674
Professional Services — 2.1%
CACI International, Inc. , Class A
(a) (b)
........ 47,606 23,744,921
Concentrix Corp. ..................... 241,332 11,137,472
Exponent, Inc. ....................... 109,738 7,624,596
FTI Consulting, Inc.
(b)
.................. 171,216 27,677,066
Genpact Ltd. ........................ 411,693 17,245,820
Insperity, Inc. ........................ 193,729 9,531,467
KBR, Inc. .......................... 403,028 19,059,194
Maximus, Inc. ....................... 304,794 27,849,028
Science Applications International Corp. ..... 252,796 25,120,338
168,989,902
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.
(b)
............... 120,365 35,902,472
Residential REITs — 1.0%
American Homes 4 Rent , Class A .......... 1,091,989 36,308,634
Equity LifeStyle Properties, Inc. ........... 522,574 31,720,242
Independence Realty Trust, Inc. ........... 504,360 8,266,460
76,295,336
Retail REITs — 1.3%
Agree Realty Corp. ................... 352,250 25,023,840
Brixmor Property Group, Inc. ............. 759,395 21,020,053

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Kite Realty Group Trust ................. 675,442 $ 15,062,357
NNN REIT, Inc. ...................... 1,018,635 43,363,292
104,469,542
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.
(a) (b)
............ 414,552 12,104,918
Amkor Technology, Inc. ................. 615,714 17,486,278
Cirrus Logic, Inc.
(a) (b)
................... 107,969 13,527,436
Entegris, Inc.
(a)
...................... 392,452 36,286,112
Lattice Semiconductor Corp.
(a) (b)
........... 377,644 27,688,858
MKS, Inc. .......................... 213,700 26,449,649
Onto Innovation, Inc.
(b)
................. 116,548 15,060,332
Power Integrations, Inc. ................ 199,365 8,016,467
Silicon Laboratories, Inc.
(b)
............... 101,238 13,275,339
Synaptics, Inc.
(a) (b)
.................... 207,799 14,200,984
Universal Display Corp. ................ 128,744 18,491,501
202,587,874
Software — 1.0%
BILL Holdings, Inc.
(a) (b)
.................. 494,525 26,194,989
Blackbaud, Inc.
(b)
..................... 102,328 6,580,714
Dolby Laboratories, Inc. , Class A .......... 329,978 23,880,508
Dropbox, Inc. , Class A
(b)
................ 389,290 11,760,451
Qualys, Inc.
(b)
....................... 81,761 10,819,433
79,236,095
Specialized REITs — 1.8%
CubeSmart ......................... 565,727 23,002,460
EPR Properties ...................... 411,901 23,894,377
Gaming & Leisure Properties, Inc. ......... 871,695 40,629,704
Lamar Advertising Co. , Class A ........... 173,207 21,204,001
PotlatchDeltic Corp. ................... 383,472 15,626,484
Rayonier, Inc. ....................... 764,905 20,300,578
144,657,604
Specialty Retail — 3.5%
AutoNation, Inc.
(b)
..................... 152,884 33,446,433
Bath & Body Works, Inc. ................ 559,220 14,405,507
Dick's Sporting Goods, Inc. .............. 144,590 32,130,790
Five Below, Inc.
(b)
..................... 297,450 46,015,515
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 255,553 18,834,256
GameStop Corp. , Class A
(a) (b)
............. 1,242,959 33,907,921
Gap, Inc. (The) ...................... 1,227,335 26,252,696
Lithia Motors, Inc. , Class A .............. 138,506 43,767,896
Penske Automotive Group, Inc. ........... 99,734 17,344,740
RH
(b)
............................. 41,419 8,414,684
274,520,438
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.
(b)
.................. 643,060 12,809,755
Columbia Sportswear Co. ............... 138,832 7,260,913
PVH Corp.
(a)
........................ 260,106 21,789,080
Under Armour, Inc. , Class A
(a) (b)
........... 1,023,360 5,106,566
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 654,014 3,158,888
VF Corp. .......................... 1,769,611 25,535,487
75,660,689
Trading Companies & Distributors — 1.8%
Core & Main, Inc. , Class A
(a) (b)
............ 389,933 20,990,093
GATX Corp. ........................ 72,962 12,753,758
MSC Industrial Direct Co., Inc. , Class A ...... 246,222 22,686,895
Watsco, Inc. ........................ 71,532 28,920,388
WESCO International, Inc.
(a)
............. 262,825 55,587,487
140,938,621
Security
Shares
Shares Value
Water Utilities — 0.8%
Essential Utilities, Inc. .................. 1,514,653 $ 60,434,655
Total Long-Term Investments — 99 .9%
(Cost: $ 7,386,190,641 ) ............................ 7,946,887,465
Short-Term Securities
Money Market Funds — 3.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 303,524,917 303,676,679
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 8,095,604 8,095,604
Total Short-Term Securities — 3 .9%
(Cost: $ 311,638,645 ) .............................. 311,772,283
Total Investments — 103 .8%
(Cost: $ 7,697,829,286 ) ............................ 8,258,659,748
Liabilities in Excess of Other Assets — (3.8) % ............. (298,814,688)
Net Assets — 100.0% ...............................
$ 7,959,845,060
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
12
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 250,328,130 $ 53,339,101
(a)
$ — $ (376) $ 9,824 $ 303,676,679 303,524,917 $ 235,180
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,010,298 — (15,914,694)
(a)
— — 8,095,604 8,095,604 206,434 —
$ (376) $ 9,824 $ 311,772,283 $ 441,614 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 32 12/19/25 $ 10,516 $ (140,661)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Cadence Bank ............ BNP Paribas SA USD 37 08/12/27 0.20% 1D OBFR01 Monthly $ 1
Cadence Bank ............ Goldman Sachs Bank USA 305,192 08/18/26 0.40% 1D FEDL01 Monthly 6,052
Cadence Bank ............ HSBC Bank plc 220,769 02/09/28 0.40% 1D OBFR01 Monthly (1,460)
Cadence Bank ............ JPMorgan Chase Bank NA 162,119 02/09/26 0.40% 1D OBFR01 Monthly (1,073)
Cadence Bank ............ Merrill Lynch International & Co. 37 02/15/28 0.40% 1D OBFR01 Monthly 1
Total long positions of equity swaps 3,521
Net dividends and financing fees 5,145
Total equity swap contracts including dividends and financing fees $ 8,666
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 11,199 $ (2,533)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 11,199 $ — $ — $ — $ 11,199
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 140,661 — — — 140,661
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 2,533 — — — 2,533
$ — $ — $ 143,194 $ — $ — $ — $ 143,194
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 621,654 $ — $ — $ — $ 621,654
Swaps .............................. — — 151,353 — — — 151,353
$ — $ — $ 773,007 $ — $ — $ — $ 773,007
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (453,045) $ — $ — $ — $ (453,045)
Swaps .............................. — — 2,513 — — — 2,513
$ — $ — $ (450,532) $ — $ — $ — $ (450,532)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,883,820
Total return swaps
Average notional value ............................................................................................... $ 1,205,370
–
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 11,776 $ —
Swaps — OTC
(a)
..................................................................................... 6,054 2,533
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 17,830 $ 2,533
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(11,776) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 6,054 $ 2,533
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Mid-Cap 400 Value ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
BNP Paribas SA ................................ $ 1 $ — $ — $ — $ 1
Goldman Sachs Bank USA ......................... 6,052 — — — 6,052
Merrill Lynch International & Co. ...................... 1 — — — 1
$ 6,054 $ — $ — $ — $ 6,054
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(c)
HSBC Bank plc ................................. $ 1,460 $ — $ — $ — $ 1,460
JPMorgan Chase Bank NA ......................... 1,073 — — — 1,073
$ 2,533 $ — $ — $ — $ 2,533
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,946,887,465 $ — $ — $ 7,946,887,465
Short-Term Securities
Money Market Funds ...................................... 311,772,283 — — 311,772,283
$ 8,258,659,748 $ — $ — $ 8,258,659,748
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 11,199 $ — $ 11,199
Liabilities
Equity contracts ........................................... (140,661) (2,533) — (143,194)
$ (140,661) $ 8,666 $ — $ (131,995)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
Moog, Inc. , Class A ................... 238,846 $ 49,601,149
Air Freight & Logistics — 0.0%
Forward Air Corp.
(a)(b)
.................. 72,697 1,863,951
Automobile Components — 1.1%
Dorman Products, Inc.
(a)(b)
............... 233,475 36,394,083
Patrick Industries, Inc. ................. 134,192 13,879,478
Phinia, Inc. ......................... 166,680 9,580,766
XPEL, Inc.
(a)(b)(c)
...................... 211,551 6,995,992
66,850,319
Banks — 6.4%
Ameris Bancorp ...................... 258,953 18,983,844
Axos Financial , Inc.
(a)(b)
................. 473,693 40,098,112
BancFirst Corp. ...................... 173,466 21,934,776
Bancorp, Inc. (The)
(a)(b)
................. 386,517 28,946,258
Bank of Hawaii Corp. .................. 153,677 10,087,358
BankUnited, Inc. ..................... 291,306 11,116,237
Banner Corp. ....................... 148,176 9,705,528
Cathay General Bancorp ................ 289,572 13,902,352
Central Pacific Financial Corp. ............ 142,494 4,323,268
City Holding Co. ..................... 121,768 15,083,402
Community Financial System, Inc. ......... 284,185 16,664,608
CVB Financial Corp. ................... 446,059 8,434,976
FB Financial Corp. .................... 158,751 8,848,781
First Bancorp ....................... 819,610 18,072,401
First Commonwealth Financial Corp. ........ 411,414 7,014,609
First Financial Bancorp ................. 378,071 9,546,293
First Hawaiian, Inc. ................... 450,047 11,174,667
Fulton Financial Corp. .................. 720,859 13,429,603
Lakeland Financial Corp. ................ 115,814 7,435,259
National Bank Holdings Corp. , Class A ...... 143,989 5,563,735
NBT Bancorp, Inc. .................... 193,665 8,087,450
OFG Bancorp ....................... 220,905 9,607,158
Park National Corp. ................... 79,303 12,889,117
Pathward Financial, Inc.
(a)
............... 193,049 14,287,556
Preferred Bank ...................... 96,908 8,759,514
S&T Bancorp, Inc. .................... 170,731 6,417,778
ServisFirst Bancshares, Inc. ............. 422,159 33,996,464
Tompkins Financial Corp. ............... 42,750 2,830,478
Triumph Financial, Inc.
(a)(b)
............... 114,696 5,739,388
Westamerica Bancorp ................. 117,645 5,881,074
WSFS Financial Corp. ................. 216,527 11,677,301
400,539,345
Beverages — 0.1%
National Beverage Corp.
(b)
............... 101,638 3,752,475
Biotechnology — 4.5%
(b)
ACADIA Pharmaceuticals, Inc. ............ 723,150 15,432,021
ADMA Biologics, Inc.
(a)
................. 2,004,633 29,387,920
Alkermes plc ........................ 887,502 26,625,060
Arcus Biosciences, Inc. ................. 578,810 7,871,816
Arrowhead Pharmaceuticals, Inc.
(a)
......... 452,973 15,623,039
Catalyst Pharmaceuticals, Inc. ............ 966,466 19,039,380
Dynavax Technologies Corp.
(a)
............ 343,318 3,409,148
Krystal Biotech, Inc. ................... 216,417 38,204,093
Protagonist Therapeutics, Inc.
(a)
........... 491,274 32,635,332
Sarepta Therapeutics, Inc.
(a)
............. 820,862 15,818,011
TG Therapeutics, Inc.
(a)
................. 1,140,052 41,184,378
Veracyte, Inc. ....................... 660,847 22,686,877
Vericel Corp. ........................ 423,788 13,336,608
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc. ........................ 254,437 $ 2,984,546
284,238,229
Broadline Retail — 0.4%
Etsy, Inc.
(a)(b)
........................ 408,937 27,149,327
Building Products — 3.6%
Apogee Enterprises, Inc. ................ 180,869 7,880,463
Armstrong World Industries, Inc. ........... 363,504 71,250,419
AZZ, Inc. .......................... 252,092 27,510,800
CSW Industrials, Inc. .................. 141,123 34,257,608
Griffon Corp. ........................ 328,480 25,013,752
Zurn Elkay Water Solutions Corp. .......... 1,252,967 58,927,038
224,840,080
Capital Markets — 4.3%
Acadian Asset Management, Inc. .......... 222,626 10,721,668
Artisan Partners Asset Management, Inc. , Class
A ............................. 284,040 12,327,336
BGC Group, Inc. , Class A ............... 1,685,664 15,946,381
Cohen & Steers, Inc. .................. 231,261 15,173,034
Donnelley Financial Solutions, Inc.
(a)(b)
....... 97,010 4,989,224
Moelis & Co. , Class A .................. 268,568 19,154,270
Piper Sandler Cos. .................... 139,699 48,474,156
PJT Partners, Inc. , Class A
(a)
............. 204,176 36,288,201
StepStone Group, Inc. , Class A ........... 346,025 22,598,893
StoneX Group, Inc.
(a)(b)
................. 206,710 20,861,173
Victory Capital Holdings, Inc. , Class A ....... 327,915 21,235,775
Virtu Financial, Inc. , Class A .............. 667,861 23,709,066
Virtus Investment Partners, Inc. ........... 20,783 3,949,394
WisdomTree, Inc. ..................... 1,010,186 14,041,585
269,470,156
Chemicals — 2.1%
Balchem Corp. ...................... 272,675 40,917,611
Element Solutions, Inc. ................. 880,043 22,150,682
Hawkins, Inc.
(a)
...................... 175,345 32,039,039
Ingevity Corp.
(a)(b)
..................... 156,233 8,622,499
Innospec, Inc. ....................... 104,308 8,048,405
Sensient Technologies Corp. ............. 188,987 17,736,430
129,514,666
Commercial Services & Supplies — 1.9%
Brady Corp. , Class A, NVS .............. 235,366 18,365,609
CoreCivic, Inc.
(b)
..................... 476,673 9,700,296
GEO Group, Inc. (The)
(b)
................ 1,166,008 23,891,504
HNI Corp. .......................... 200,248 9,381,619
Interface, Inc. ....................... 490,213 14,186,764
Liquidity Services, Inc.
(a)(b)
............... 199,436 5,470,529
OPENLANE, Inc.
(b)
.................... 895,195 25,763,712
Pitney Bowes, Inc. .................... 460,258 5,251,544
UniFirst Corp. ....................... 56,675 9,475,493
121,487,070
Communications Equipment — 0.7%
(b)
Calix, Inc. .......................... 199,592 12,248,961
Digi International, Inc.
(a)
................. 183,815 6,701,895
Extreme Networks, Inc.
(a)
................ 532,529 10,996,724
Harmonic, Inc.
(a)
...................... 487,203 4,959,727
Viavi Solutions, Inc.
(a)
.................. 806,437 10,233,685
45,140,992
Construction & Engineering — 4.4%
Arcosa, Inc. ........................ 263,646 24,706,267
Dycom Industries, Inc.
(b)
................ 243,062 70,915,769
Everus Construction Group, Inc.
(a)(b)
........ 205,644 17,633,973
Granite Construction, Inc. ............... 367,848 40,334,533

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(a)(b)
................... 74,331 $ 15,463,078
Sterling Infrastructure, Inc.
(a)(b)
............ 255,546 86,803,865
WillScot Holdings Corp. ................ 948,217 20,016,861
275,874,346
Consumer Finance — 0.6%
Enova International, Inc.
(b)
............... 210,028 24,172,122
PROG Holdings, Inc. .................. 332,200 10,749,992
34,922,114
Consumer Staples Distribution & Retail — 0.3%
Chefs' Warehouse, Inc. (The)
(a)(b)
.......... 304,641 17,769,709
Containers & Packaging — 0.3%
Sealed Air Corp. ..................... 483,092 17,077,302
Diversified Consumer Services — 2.5%
Adtalem Global Education, Inc.
(b)
.......... 302,143 46,665,986
Frontdoor, Inc.
(b)
...................... 612,072 41,186,325
Mister Car Wash, Inc.
(a)(b)
................ 387,659 2,066,222
Perdoceo Education Corp. ............... 272,151 10,249,207
Stride, Inc.
(a)(b)
....................... 361,754 53,879,641
154,047,381
Diversified REITs — 0.9%
American Assets Trust, Inc. .............. 232,789 4,730,272
Armada Hoffler Properties, Inc. ........... 430,363 3,016,845
Essential Properties Realty Trust, Inc. ....... 1,664,752 49,543,020
57,290,137
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc. ...... 399,254 15,311,391
Lumen Technologies, Inc.
(b)
.............. 4,044,785 24,754,084
Uniti Group, Inc.
(a)
.................... 706,558 4,324,135
44,389,610
Electric Utilities — 0.5%
MGE Energy, Inc. ..................... 190,328 16,021,811
Otter Tail Corp. ...................... 158,367 12,981,343
29,003,154
Electrical Equipment — 0.5%
Powell Industries, Inc.
(a)
................ 78,995 24,078,466
Vicor Corp.
(b)
........................ 107,707 5,355,192
29,433,658
Electronic Equipment, Instruments & Components — 4.8%
Advanced Energy Industries, Inc.
(a)
......... 154,963 26,365,405
Arlo Technologies, Inc.
(b)
................ 500,881 8,489,933
Badger Meter, Inc. .................... 247,642 44,223,908
Benchmark Electronics, Inc. ............. 168,940 6,512,637
CTS Corp. ......................... 148,577 5,934,165
ePlus, Inc. ......................... 104,098 7,391,999
Itron, Inc.
(b)
......................... 384,110 47,844,742
Mirion Technologies, Inc. , Class A
(a)(b)
....... 2,060,127 47,918,554
OSI Systems, Inc.
(a)(b)
.................. 132,535 33,033,023
Plexus Corp.
(a)(b)
...................... 154,110 22,298,176
Sanmina Corp.
(a)(b)
.................... 214,793 24,724,822
TTM Technologies, Inc.
(b)
................ 451,319 25,995,975
300,733,339
Energy Equipment & Services — 2.7%
Archrock, Inc. ....................... 1,477,292 38,867,553
Atlas Energy Solutions, Inc. .............. 644,491 7,327,863
Cactus, Inc. , Class A .................. 576,074 22,737,641
Core Laboratories, Inc.
(a)
................ 187,892 2,322,345
Helix Energy Solutions Group, Inc.
(b)
........ 654,563 4,293,933
Helmerich & Payne, Inc. ................ 484,516 10,702,958
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc. ............... 552,886 $ 20,440,195
Liberty Energy, Inc. , Class A ............. 748,303 9,234,059
Noble Corp. plc ...................... 421,949 11,932,718
Oceaneering International, Inc.
(b)
.......... 841,905 20,862,406
RPC, Inc. .......................... 390,217 1,857,433
Tidewater, Inc.
(a)(b)
.................... 386,800 20,628,044
171,207,148
Entertainment — 0.9%
(a)
Cinemark Holdings, Inc. ................ 861,755 24,146,375
Madison Square Garden Sports Corp.
(b)
...... 150,611 34,188,697
58,335,072
Financial Services — 1.6%
Enact Holdings, Inc. ................... 57,749 2,214,097
EVERTEC, Inc. ...................... 350,984 11,856,239
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 562,064 17,255,365
NCR Atleos Corp.
(b)
................... 271,999 10,692,281
NMI Holdings, Inc. , Class A
(b)
............. 651,574 24,981,347
Payoneer Global, Inc.
(b)
................. 2,382,512 14,414,197
Radian Group, Inc. .................... 511,746 18,535,440
99,948,966
Food Products — 1.3%
Cal-Maine Foods, Inc. .................. 383,008 36,041,053
Freshpet, Inc.
(a)(b)
..................... 409,713 22,579,283
J & J Snack Foods Corp. ................ 71,961 6,914,733
Simply Good Foods Co. (The)
(b)
........... 357,443 8,871,735
Tootsie Roll Industries, Inc. .............. 94,092 3,944,337
78,351,141
Gas Utilities — 0.2%
Chesapeake Utilities Corp. .............. 112,625 15,169,461
Ground Transportation — 0.2%
RXO, Inc.
(a)(b)
........................ 647,478 9,958,212
Health Care Equipment & Supplies — 3.9%
Artivion, Inc.
(a)(b)
...................... 348,816 14,768,869
Glaukos Corp.
(a)(b)
..................... 481,818 39,292,258
ICU Medical, Inc.
(a)(b)
................... 207,860 24,934,886
Inspire Medical Systems, Inc.
(a)(b)
.......... 226,085 16,775,507
Integer Holdings Corp.
(a)(b)
............... 294,229 30,402,683
LeMaitre Vascular, Inc. ................. 175,172 15,329,302
Merit Medical Systems, Inc.
(a)(b)
............ 497,549 41,411,003
STAAR Surgical Co.
(b)
.................. 237,281 6,375,741
Tandem Diabetes Care, Inc.
(b)
............ 568,895 6,906,385
TransMedics Group, Inc.
(a)(b)
.............. 286,337 32,127,011
UFP Technologies, Inc.
(a)(b)
............... 64,705 12,915,118
241,238,763
Health Care Providers & Services — 2.2%
Addus HomeCare Corp.
(a)(b)
.............. 94,601 11,161,972
Astrana Health, Inc.
(a)(b)
................. 360,711 10,226,157
Concentra Group Holdings Parent, Inc. ...... 410,558 8,592,979
CorVel Corp.
(b)
....................... 262,944 20,357,125
National HealthCare Corp. ............... 66,673 8,101,436
NeoGenomics, Inc.
(b)
.................. 492,128 3,799,228
Privia Health Group, Inc.
(a)(b)
.............. 668,721 16,651,153
Progyny, Inc.
(b)
....................... 335,875 7,228,030
RadNet, Inc.
(a)(b)
...................... 581,665 44,328,690
US Physical Therapy, Inc. ............... 62,371 5,298,416
135,745,186
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................... 906,767 31,446,679
LTC Properties, Inc. ................... 181,296 6,682,571

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Universal Health Realty Income Trust ....... 54,280 $ 2,126,148
40,255,398
Health Care Technology — 0.5%
HealthStream, Inc. .................... 115,538 3,262,793
Schrodinger, Inc.
(a)(b)
................... 250,679 5,028,621
Waystar Holding Corp.
(b)
................ 618,208 23,442,447
31,733,861
Hotel & Resort REITs — 1.7%
Apple Hospitality REIT, Inc. .............. 907,251 10,896,085
DiamondRock Hospitality Co. ............. 1,721,775 13,705,329
Pebblebrook Hotel Trust ................ 498,055 5,672,846
Ryman Hospitality Properties, Inc. ......... 529,374 47,426,617
Summit Hotel Properties, Inc. ............. 435,858 2,392,860
Sunstone Hotel Investors, Inc. ............ 1,595,713 14,951,831
Xenia Hotels & Resorts, Inc. ............. 804,479 11,037,452
106,083,020
Hotels, Restaurants & Leisure — 2.5%
Brinker International, Inc.
(b)
.............. 373,445 47,308,013
Cheesecake Factory, Inc. (The) ........... 254,031 13,880,254
Dave & Buster's Entertainment, Inc.
(a)(b)
...... 226,562 4,114,366
Monarch Casino & Resort, Inc. ............ 104,350 11,044,404
Pursuit Attractions & Hospitality, Inc.
(b)
....... 180,524 6,531,358
Sabre Corp.
(a)(b)
...................... 3,305,899 6,049,795
Shake Shack, Inc. , Class A
(b)
............. 338,069 31,646,639
Six Flags Entertainment Corp.
(a)(b)
.......... 850,737 19,328,745
United Parks & Resorts, Inc.
(a)(b)
........... 184,863 9,557,417
Wendy's Co. (The) .................... 597,931 5,477,048
154,938,039
Household Durables — 2.8%
Cavco Industries, Inc.
(a)(b)
................ 66,447 38,587,766
Champion Homes, Inc.
(a)(b)
............... 474,814 36,261,545
Dream Finders Homes, Inc. , Class A
(a)(b)
...... 243,001 6,298,586
Green Brick Partners, Inc.
(a)(b)
............. 256,186 18,921,898
Installed Building Products, Inc. ........... 191,750 47,297,055
M/I Homes, Inc.
(b)
..................... 117,503 16,972,133
TRI Pointe Homes, Inc.
(b)
................ 374,855 12,733,825
177,072,808
Household Products — 0.4%
Energizer Holdings, Inc. ................ 214,379 5,335,893
Reynolds Consumer Products, Inc. ......... 133,418 3,264,739
WD-40 Co. ......................... 69,355 13,704,548
22,305,180
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc. ........ 160,081 8,577,140
Terreno Realty Corp. .................. 425,205 24,130,384
32,707,524
Insurance — 1.8%
AMERISAFE, Inc. .................... 71,747 3,145,389
Assured Guaranty Ltd. ................. 184,156 15,588,805
Employers Holdings, Inc. ................ 102,826 4,368,048
Goosehead Insurance, Inc. , Class A ........ 213,610 15,896,856
HCI Group, Inc. ...................... 90,176 17,307,480
Mercury General Corp. ................. 223,349 18,935,528
Palomar Holdings, Inc.
(a)(b)
............... 224,941 26,261,862
Trupanion, Inc.
(b)
..................... 281,621 12,188,557
113,692,525
Interactive Media & Services — 0.9%
(b)
Cargurus, Inc. , Class A ................. 714,419 26,597,819
Cars.com, Inc.
(a)
...................... 211,222 2,581,133
QuinStreet, Inc. ...................... 478,439 7,401,451
Security
Shares
Shares Value
Interactive Media & Services (continued)
TripAdvisor, Inc.
(a)
.................... 653,660 $ 10,628,512
Yelp, Inc.
(a)
......................... 276,799 8,636,129
55,845,044
IT Services — 0.4%
(b)
DigitalOcean Holdings, Inc.
(a)
............. 573,505 19,590,931
Grid Dynamics Holdings, Inc. , Class A ....... 366,172 2,823,186
22,414,117
Leisure Products — 0.2%
Acushnet Holdings Corp.
(a)
.............. 129,694 10,179,682
Life Sciences Tools & Services — 0.2%
(b)
Azenta, Inc. ........................ 167,937 4,823,150
BioLife Solutions, Inc.
(a)
................. 325,975 8,315,622
OmniAb, Inc., 12.50 Earnout Shares
(d)
....... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(d)
....... 76,503 1
13,138,774
Machinery — 6.9%
Alamo Group, Inc. .................... 39,842 7,605,838
Albany International Corp. , Class A ......... 123,911 6,604,456
Enerpac Tool Group Corp. , Class A ......... 453,111 18,577,551
Enpro, Inc. ......................... 109,639 24,778,414
ESCO Technologies, Inc.
(a)
.............. 216,970 45,804,537
Federal Signal Corp.
(a)
................. 510,789 60,778,783
Franklin Electric Co., Inc. ............... 196,007 18,659,867
Gates Industrial Corp. plc
(a)(b)
............. 1,428,342 35,451,449
Greenbrier Cos., Inc. (The) .............. 259,449 11,978,760
JBT Marel Corp. ..................... 183,333 25,749,120
Kadant, Inc. ........................ 98,842 29,413,402
Lindsay Corp. ....................... 41,063 5,771,815
Mueller Water Products, Inc. , Class A ....... 1,315,533 33,572,402
SPX Technologies, Inc.
(b)
................ 415,076 77,527,894
Standex International Corp. .............. 65,803 13,943,656
Trinity Industries, Inc. .................. 679,034 19,040,113
435,258,057
Marine Transportation — 0.3%
Matson, Inc. ........................ 170,913 16,850,313
Media — 0.3%
DoubleVerify Holdings, Inc.
(b)
............. 637,612 7,638,592
John Wiley & Sons, Inc. , Class A .......... 203,118 8,220,185
Thryv Holdings, Inc.
(a)(b)
................. 130,138 1,569,464
17,428,241
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc.
(b)
....... 58,033 9,522,635
Century Aluminum Co.
(b)
................ 447,816 13,147,878
Hecla Mining Co.
(a)
.................... 1,555,355 18,819,795
Warrior Met Coal, Inc.
(a)
................. 441,520 28,098,333
69,588,641
Multi-Utilities — 0.0%
Unitil Corp. ......................... 57,945 2,773,248
Office REITs — 0.9%
Douglas Emmett, Inc. .................. 790,636 12,310,203
Highwoods Properties, Inc. .............. 553,815 17,622,393
SL Green Realty Corp. ................. 417,567 24,974,682
54,907,278
Oil, Gas & Consumable Fuels — 1.8%
Comstock Resources, Inc.
(b)
.............. 339,015 6,722,667
Core Natural Resources, Inc.
(a)
............ 432,341 36,091,827
International Seaways, Inc. .............. 193,836 8,931,963
Kinetik Holdings, Inc. , Class A ............ 165,002 7,052,185

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. , Class A ......... 996,232 $ 23,780,058
Northern Oil & Gas, Inc. ................ 816,024 20,237,395
SM Energy Co. ...................... 482,849 12,056,740
114,872,835
Paper & Forest Products — 0.2%
Sylvamo Corp. ...................... 284,897 12,598,145
Passenger Airlines — 0.5%
SkyWest, Inc.
(b)
...................... 339,163 34,126,581
Personal Care Products — 0.2%
Interparfums, Inc. ..................... 153,715 15,122,482
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals, Inc.
(b)
......... 189,477 5,049,562
ANI Pharmaceuticals, Inc.
(b)
.............. 145,462 13,324,319
Collegium Pharmaceutical, Inc.
(a)(b)
......... 264,640 9,259,754
Corcept Therapeutics, Inc.
(a)(b)
............ 787,959 65,487,272
Harmony Biosciences Holdings, Inc.
(b)
....... 333,491 9,191,012
Innoviva, Inc.
(b)
...................... 276,623 5,048,370
Ligand Pharmaceuticals, Inc.
(a)(b)
........... 90,722 16,070,495
Phibro Animal Health Corp. , Class A ........ 171,107 6,922,989
Prestige Consumer Healthcare, Inc.
(b)
....... 248,058 15,478,819
Supernus Pharmaceuticals, Inc.
(a)(b)
......... 240,239 11,481,022
157,313,614
Professional Services — 1.0%
CSG Systems International, Inc. ........... 117,443 7,560,980
Heidrick & Struggles International, Inc. ...... 93,463 4,651,654
Korn Ferry ......................... 273,215 19,119,586
Verra Mobility Corp. , Class A
(b)
............ 1,340,263 33,104,496
64,436,716
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc. ............ 373,433 3,106,963
St. Joe Co. (The) ..................... 335,609 16,605,933
19,712,896
Residential REITs — 0.4%
Centerspace ........................ 78,761 4,639,023
Elme Communities .................... 436,964 7,367,213
NexPoint Residential Trust, Inc. ........... 182,286 5,873,255
Veris Residential, Inc. .................. 292,646 4,448,219
22,327,710
Retail REITs — 1.9%
Acadia Realty Trust ................... 759,419 15,302,293
Curbline Properties Corp. ............... 813,174 18,133,780
Getty Realty Corp. .................... 188,076 5,046,079
Macerich Co. (The) ................... 1,401,284 25,503,369
Phillips Edison & Co., Inc. ............... 464,150 15,934,269
Saul Centers, Inc. .................... 56,341 1,795,588
Tanger, Inc. ......................... 636,983 21,555,505
Urban Edge Properties ................. 634,007 12,978,123
Whitestone REIT ..................... 187,709 2,305,067
118,554,073
Semiconductors & Semiconductor Equipment — 3.3%
(b)
ACM Research, Inc. , Class A ............. 247,700 9,692,501
Alpha & Omega Semiconductor Ltd. ........ 99,951 2,794,630
Axcelis Technologies, Inc.
(a)
.............. 155,684 15,200,986
CEVA, Inc. ......................... 96,939 2,560,159
FormFactor, Inc.
(a)
.................... 291,518 10,617,086
Impinj, Inc.
(a)
........................ 217,518 39,316,378
PDF Solutions, Inc.
(a)
.................. 268,734 6,938,712
Photronics, Inc. ...................... 212,231 4,870,701
Semtech Corp.
(a)
..................... 727,919 52,009,813
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.
(a)
....................... 183,556 $ 55,307,258
SolarEdge Technologies, Inc.
(a)
............ 149,639 5,536,643
204,844,867
Software — 7.2%
A10 Networks, Inc. .................... 362,970 6,587,905
ACI Worldwide, Inc.
(b)
.................. 867,071 45,755,337
Adeia, Inc. ......................... 339,260 5,699,568
Agilysys, Inc.
(a)(b)
..................... 213,137 22,432,669
Alarm.com Holdings, Inc.
(b)
.............. 251,544 13,351,956
BlackLine, Inc.
(a)(b)
.................... 436,708 23,189,195
Box, Inc. , Class A
(a)(b)
.................. 1,216,688 39,262,522
Cleanspark, Inc.
(a)(b)
................... 2,361,288 34,238,676
Clear Secure, Inc. , Class A .............. 728,734 24,325,141
InterDigital, Inc. ...................... 216,777 74,837,924
LiveRamp Holdings, Inc.
(b)
............... 286,588 7,777,998
MARA Holdings, Inc.
(a)(b)
................ 3,112,559 56,835,327
N-able, Inc.
(b)
........................ 279,641 2,181,200
Progress Software Corp.
(b)
............... 362,039 15,904,373
Q2 Holdings, Inc.
(a)(b)
................... 524,676 37,981,296
Sprinklr, Inc. , Class A
(a)(b)
................ 387,564 2,991,994
SPS Commerce, Inc.
(a)(b)
................ 318,481 33,166,611
Teradata Corp.
(b)
..................... 277,855 5,976,661
452,496,353
Specialized REITs — 0.5%
Four Corners Property Trust, Inc. .......... 473,892 11,562,965
Outfront Media, Inc. ................... 1,222,161 22,389,989
33,952,954
Specialty Retail — 1.4%
Boot Barn Holdings, Inc.
(a)(b)
.............. 256,691 42,538,832
Buckle, Inc. (The) .................... 126,513 7,421,253
Group 1 Automotive, Inc.
(a)
............... 52,129 22,806,959
Urban Outfitters, Inc.
(a)(b)
................ 203,326 14,523,576
87,290,620
Textiles, Apparel & Luxury Goods — 1.1%
Hanesbrands, Inc.
(b)
................... 1,575,142 10,380,186
Kontoor Brands, Inc. ................... 429,548 34,265,044
Steven Madden Ltd. ................... 402,784 13,485,208
Wolverine World Wide, Inc. .............. 464,165 12,736,688
70,867,126
Trading Companies & Distributors — 0.6%
DNOW, Inc.
(a)(b)
...................... 514,754 7,849,999
DXP Enterprises, Inc.
(a)(b)
................ 106,734 12,708,817
Rush Enterprises, Inc. , Class A ........... 318,993 17,056,556
37,615,372
Water Utilities — 0.3%
American States Water Co. .............. 161,752 11,859,657
Middlesex Water Co. .................. 75,550 4,088,766
15,948,423
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
....................... 288,424 2,477,562
Total Long-Term Investments — 99.6%
(Cost: $5,162,476,767) ............................ 6,236,672,537

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.26%
(g)
................... 397,138,496 $ 397,337,065
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.09% .................... 21,265,340 21,265,340
Total Short-Term Securities — 6.7%
(Cost: $418,352,911) .............................. 418,602,405
Total Investments — 106.3%
(Cost: $5,580,829,678 ) ............................ 6,655,274,942
Liabilities in Excess of Other Assets — (6.3)% ............. (392,849,245)
Net Assets — 100.0% ...............................
$ 6,262,425,697
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 393,074,906 $ 4,265,226
(a)
$ — $ (8,529) $ 5,462 $ 397,337,065 397,138,496 $ 453,590
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,421,688 843,652
(a)
— — — 21,265,340 21,265,340 312,023 —
$ (8,529) $ 5,462 $ 418,602,405 $ 765,613 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 94 12/19/25 $ 11,541 $ 93,626

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
20
Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Central Pacific Financial Corp. .. JPMorgan Chase Bank NA USD 50,942 02/09/26 0.40% 1D OBFR01 Monthly $ (972)
Douglas Emmett, Inc. ........ HSBC Bank plc 154,101 02/09/28 0.40% 1D OBFR01 Monthly (8,179)
Douglas Emmett, Inc. ........ JPMorgan Chase Bank NA 264,850 02/09/26 0.40% 1D OBFR01 Monthly (15,683)
First Bancorp ............. JPMorgan Chase Bank NA 18,922 02/09/26 0.40% 1D OBFR01 Monthly 130
Fulton Financial Corp. ........ HSBC Bank plc 4,333 02/09/28 0.40% 1D OBFR01 Monthly (178)
Moelis & Co. .............. Goldman Sachs Bank USA 2,651,116 08/19/26 0.40% 1D FEDL01 Monthly (112,480)
Moelis & Co. .............. JPMorgan Chase Bank NA 993,249 02/09/26 0.40% 1D OBFR01 Monthly (17,734)
Noble Corp. plc ............ BNP Paribas SA 6,840,089 08/12/27 0.20% 1D OBFR01 Monthly 8,196
Payoneer Global, Inc. ........ BNP Paribas SA 461,058 08/12/27 0.20% 1D OBFR01 Monthly (39,416)
Pitney Bowes, Inc. .......... HSBC Bank plc 997,104 02/09/28 0.40% 1D OBFR01 Monthly (99,868)
Pitney Bowes, Inc. .......... JPMorgan Chase Bank NA 1,108,663 02/09/26 0.40% 1D OBFR01 Monthly (111,041)
Preferred Bank ............ BNP Paribas SA 62,059 08/12/27 0.20% 1D OBFR01 Monthly (1,227)
Sealed Air Corp. ........... HSBC Bank plc 2,545 02/09/28 0.40% 1D OBFR01 Monthly 177
Total long positions of equity swaps (398,275)
Net dividends and financing fees 23,710
Total equity swap contracts including dividends and financing fees $ (374,565)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 32,213 $ (406,778)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 93,626 $ — $ — $ — $ 93,626
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 32,213 — — — 32,213
$ — $ — $ 125,839 $ — $ — $ — $ 125,839
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 406,778 — — — 406,778
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
21
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 1,111,233 $ — $ — $ — $ 1,111,233
Swaps .............................. — — 1,120,050 — — — 1,120,050
$ — $ — $ 2,231,283 $ — $ — $ — $ 2,231,283
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... $ — $ — $ 37,224 $ — $ — $ — $ 37,224
Swaps .............................. — — (223,701) — — — (223,701)
$ — $ — $ (186,477) $ — $ — $ — $ (186,477)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,674,428
Total return swaps
Average notional value ............................................................................................... $ 9,972,961
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 16,398 $ —
Swaps — OTC
(a)
..................................................................................... 8,503 406,778
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 24,901 $ 406,778
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(16,398) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 8,503 $ 406,778
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
BNP Paribas SA ................................ $ 8,196 $ (8,196) $ — $ — $ —
HSBC Bank plc ................................. 177 (177) — — —
JPMorgan Chase Bank NA ......................... 130 (130) — — —
$ 8,503 $ (8,503) $ — $ — $ —
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(b)
BNP Paribas SA ................................ $ 40,643 $ (8,196) $ — $ — $ 32,447
Goldman Sachs Bank USA ......................... 112,480 — — — 112,480
HSBC Bank plc ................................. 108,225 (177) — — 108,048
JPMorgan Chase Bank NA ......................... 145,430 (130) — — 145,300
$ 406,778 $ (8,503) $ — $ — $ 398,275
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF
22
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,236,672,535 $ — $ 2 $ 6,236,672,537
Short-Term Securities
Money Market Funds ...................................... 418,602,405 — — 418,602,405
$ 6,655,274,940 $ — $ 2 $ 6,655,274,942
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 93,626 $ 32,213 $ — $ 125,839
Liabilities
Equity contracts ........................................... — (406,778) — (406,778)
$ 93,626 $ (374,565) $ — $ (280,939)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2025
23
Statements of Assets and Liabilities
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 9,061,244,771 $ 7,946,887,465 $ 6,236,672,537
Investments, at value — affiliated
(c)
............................................................ 712,161,391 311,772,283 418,602,405
Cash ............................................................................... 988 3,195 11
Cash pledged:
Collateral — OTC derivatives .............................................................. 4,160 — —
Futures contracts ...................................................................... 407,470 766,510 676,000
Receivables: – – –
Securities lending income — affiliated ........................................................ 106,382 66,127 77,140
Swaps   ............................................................................ 6,329 — —
Dividends — unaffiliated ................................................................. 2,974,923 11,779,659 4,700,610
Dividends — affiliated ................................................................... 24,153 37,624 57,568
Variation margin on futures contracts ......................................................... 6,360 11,776 16,398
Unrealized appreciation on: – – –
OTC swaps .......................................................................... — 11,199 32,213
Total a ssets ...........................................................................
9,776,936,927 8,271,335,838 6,660,834,882
LIABILITIES
Collateral on securities loaned ............................................................... 706,668,628 303,536,729 397,056,585
Payables: – – –
Investments purchased .................................................................. — 6,759,080 —
Swaps   ............................................................................ — 3,533 18,332
Investment advisory fees ................................................................. 1,226,776 1,188,903 927,490
Unrealized depreciation on: – – –
OTC swaps .......................................................................... — 2,533 406,778
Total li abilities ..........................................................................
707,895,404 311,490,778 398,409,185
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 9,069,041,523 $ 7,959,845,060 $ 6,262,425,697
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 7,576,109,223 $ 8,424,146,629 $ 5,479,644,284
Accumulated earnings (loss) ................................................................ 1,492,932,300 (464,301,569) 782,781,413
NET ASSETS ..........................................................................
$ 9,069,041,523 $ 7,959,845,060 $ 6,262,425,697
NET ASSET VALUE
Shares outstanding ......................................................................
94,550,000 61,350,000 44,250,000
Net asset value .........................................................................
$ 95.92 $ 129.74 $ 141.52
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 7,239,498,872 $ 7,386,190,641 $ 5,162,476,767
(b)
  Securities loaned, at value .......................................................... $ 685,209,513 $ 297,857,363 $ 387,724,875
(c)
  Investments, at cost — affiliated ....................................................... $ 711,895,955 $ 311,638,645 $ 418,352,911

Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares S&P Mid-
Cap 400 Growth
ETF
iShares S&P Mid-
Cap 400 Value
ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ 39,471,687 $ 83,919,997 $ 29,582,244
Dividends — affiliated .............................................................. 173,385 206,434 312,023
Interest — unaffiliated .............................................................. 195,064 260,879 327,808
Securities lending income — affiliated — net .............................................. 571,014 235,180 453,590
Foreign taxes withheld ............................................................. (95,460) — (68,117)
Total investment income ..............................................................
40,315,690 84,622,490 30,607,548
EXPENSES
Investment advisory ............................................................... 7,173,747 6,918,377 5,394,171
Interest expense ................................................................. 36 — 338
Total expenses ....................................................................
7,173,783 6,918,377 5,394,509
Net investment income ...............................................................
33,141,907 77,704,113 25,213,039
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,230,025,776 $ 614,606,399 $ 777,095,166
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ 17,176,257 $ (5,245,370) $ 102,498,962
Investments — affiliated .......................................................... (17,151) (376) (8,529)
Foreign currency transactions ...................................................... — 2,358 —
Futures contracts ............................................................... 803,862 621,654 1,111,233
In-kind redemptions — unaffiliated
(a)
.................................................. 307,146,696 62,096,263 92,313,184
Swaps   ..................................................................... 21,888 151,353 1,120,050
325,131,552 57,625,882 197,034,900
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 905,478,113 557,421,225 580,241,281
Investments — affiliated .......................................................... 22,150 9,824 5,462
Futures contracts ............................................................... (274,612) (453,045) 37,224
Swaps   ..................................................................... (331,428) 2,513 (223,701)
904,894,223 556,980,517 580,060,266
Net realized and unrealized gain ........................................................
1,230,025,775 614,606,399 777,095,166
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 1,263,167,682 $ 692,310,512 $ 802,308,205
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
25
Statements of Changes in Net Assets
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 33,141,907 $ 75,085,902 $ 77,704,113 $ 146,290,864
Net realized gain ................................................ 325,131,552 599,846,470 57,625,882 630,848,360
Net change in unrealized appreciation (depreciation) ........................ 904,894,223 (1,429,971,293) 556,980,517 (574,807,442)
Net increase (decrease) in net assets resulting from operations ...................
1,263,167,682 (755,038,921) 692,310,512 202,331,782
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(30,030,969)
(b)
(72,197,442) (67,452,193)
(b)
(149,416,642)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(608,724,201) (169,507,845) (352,807,751) (8,078,785)
NET ASSETS
Total increase (decrease) in net assets ................................... 624,412,512 (996,744,208) 272,050,568 44,836,355
Beginning of period ................................................
8,444,629,011 9,441,373,219 7,687,794,492 7,642,958,137
End of period ....................................................
$ 9,069,041,523 $ 8,444,629,011 $ 7,959,845,060 $ 7,687,794,492
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 25,213,039 $ 63,273,674
Net realized gain .................................................................................. 197,034,900 282,092,028
Net change in unrealized appreciation (depreciation) .......................................................... 580,060,266 (606,586,827)
Net increase (decrease) in net assets resulting from operations .....................................................
802,308,205 (261,221,125)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(27,397,758)
(b)
(68,363,228)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(325,686,181) 231,096,265
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 449,224,266 (98,488,088)
Beginning of period ..................................................................................
5,813,201,431 5,911,689,519
End of period ......................................................................................
$ 6,262,425,697 $ 5,813,201,431
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
27
Financial Highlights
iShares S&P Mid-Cap 400 Growth ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of period ...............
$ 83.20  $ 91.35  $ 71.54  $ 77.42  $ 78.31  $ 44.65
Net investment income
(b)
.......................
0 .34  0 .72  0 .87  0 .75  0 .46  0 .44
Net realized and unrealized gain (loss)
(c)
.............
12.69  (8.18) 19.78  (5.85) (0.87) 33.69
Net increase (decrease) from investment operations ...... 13.03  (7.46) 20.65  (5.10) (0.41) 34.13
Distributions from net investment income
(d)
.......... (0.31)
(e)
(0.69) (0.84) (0.78) (0.48) (0.47)
Net asset value, end of period .................... $ 95.92  $ 83.20  $ 91.35  $ 71.54  $ 77.42  $ 78.31
Total Return
(f)
Based on net asset value ........................ 15.68%
(g)
(8.23)%
(h)
29.11% (6.51)% (0.54)% 76.68%
Ratios to Average Net Assets
(i)
Total expen ses ...............................
0.16%
(j)
0.17%
(k)
0.17% 0.17% 0.17% 0.20%
Net investment income ..........................
0.76%
(j)
0.79% 1.14% 1.08% 0.57% 0.70%
Supplemental Data
Net assets, end of period (000) .................... $ 9,069,042  $ 8,444,629  $ 9,441,373  $ 7,375,752  $ 7,540,709  $ 8,007,285
Portfolio turnover rate
(l)
.......................... 11% 44% 50% 54% 45% 50%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Includes payment from an affiliate with no financial impact to the expense ratios.
(l)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
iShares S&P Mid-Cap 400 Value ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of period .................
$ 119.65  $ 118.31  $ 102.83  $ 109.53  $ 101.82  $ 54.92
Net investment income
(b)
.........................
1 .24  2 .27  1 .89  1 .89  1 .73  1 .36
Net realized and unrealized gain (loss)
(c)
...............
9.94  1.41  15.42  (6.56) 7.80  46.95
Net increase (decrease) from investment operations ........ 11.18  3.68  17.31  (4.67) 9.53  48.31
Distributions from net investment income
(d)
............ (1.09)
(e)
(2.34) (1.83) (2.03) (1.82) (1.41)
Net asset value, end of period ...................... $ 129.74  $ 119.65  $ 118.31  $ 102.83  $ 109.53  $ 101.82
Total Return
(f)
Based on net asset value .......................... 9.37%
(g)
3.10% 17.03% (4.14)% 9.42% 88.83%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18% 0.21%
Net investment income ............................
2.02%
(i)
1.87% 1.79% 1.85% 1.61% 1.78%
Supplemental Data
Net assets, end of period (000) ...................... $ 7,959,845  $ 7,687,794  $ 7,642,958  $ 7,465,708  $ 8,406,123  $ 8,109,620
Portfolio turnover rate
(j)
............................ 7% 40% 42% 41% 38% 43%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares S&P Small-Cap 600 Growth ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of period ................
$ 124.35  $ 130.79  $ 110.13  $ 125.31  $ 127.93  $ 69.20
Net investment income
(b)
........................
0 .55  1 .36  1 .41  1 .30  0 .98  0 .72
Net realized and unrealized gain (loss)
(c)
..............
17.23  (6.33) 20.45  (15.24) (2.67) 58.76
Net increase (decrease) from investment operations ....... 17.78  (4.97) 21.86  (13.94) (1.69) 59.48
Distributions from net investment income
(d)
........... (0.61)
(e)
(1.47) (1.20) (1.24) (0.93) (0.75)
Net asset value, end of period ..................... $ 141.52  $ 124.35  $ 130.79  $ 110.13  $ 125.31  $ 127.93
Total Return
(f)
Based on net asset value ......................... 14.33%
(g)
(3.87)% 19.99% (11.09)% (1.35)% 86.30%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18% 0.21%
Net investment income ...........................
0.84%
(i)
1.01% 1.22% 1.16% 0.75% 0.73%
Supplemental Data
Net assets, end of period (000) ..................... $ 6,262,426  $ 5,813,201  $ 5,911,690  $ 5,005,262  $ 5,638,735  $ 6,191,623
Portfolio turnover rate
(j)
........................... 8% 52% 55% 54% 44% 52%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank PLC ..................................... $ 19,379,080 $ (19,379,080) $ – $ –
BNP Paribas SA ....................................... 61,550,195 (61,550,195) – –
BofA Securities, Inc. .................................... 160,591,803 (160,591,803) – –
Citigroup Global Markets, Inc. .............................. 50,747,065 (50,747,065) – –
Goldman Sachs & Co. LLC ............................... 37,163,901 (37,163,901) – –
HSBC Bank PLC ...................................... 22,543,137 (22,543,137) – –
J.P. Morgan Securities LLC ............................... 129,624,275 (129,624,275) – –
Jefferies LLC ......................................... 10,155,796 (10,155,796) – –
Morgan Stanley ....................................... 62,319,009 (62,319,009) – –
National Bank Financial, Inc. .............................. 82,811 (82,811) – –
National Financial Services LLC ............................ 19,683,827 (19,683,827) – –
Natixis SA ........................................... 3,886,092 (3,886,092) – –
Scotia Capital (USA), Inc. ................................ 73,000 (73,000) – –
State Street Bank & Trust Co. .............................. 15,649,079 (15,649,079) – –
Toronto-Dominion Bank .................................. 8,902,345 (8,902,345) – –
UBS AG ............................................ 67,765,974 (67,765,974) – –
UBS Securities LLC .................................... 3,254,425 (3,254,425) – –
Wells Fargo Bank N.A. .................................. 1,001,522 (1,001,522) – –
Wells Fargo Securities LLC ............................... 10,836,177 (10,836,177) – –
$ 685,209,513 $ (685,209,513) $ – $ –
S&P Mid-Cap 400 Value
Barclays Bank PLC ..................................... $ 3,463,241 $ (3,463,241) $ – $ –
BNP Paribas SA ....................................... 49,438,081 (49,438,081) – –
BofA Securities, Inc. .................................... 28,905,851 (28,905,851) – –
Citadel Clearing LLC .................................... 23,675 (23,675) – –
Citigroup Global Markets, Inc. .............................. 26,355,791 (26,355,791) – –
Goldman Sachs & Co. LLC ............................... 18,016,261 (18,016,261) – –
HSBC Bank PLC ...................................... 650,928 (650,928) – –
J.P. Morgan Securities LLC ............................... 69,850,074 (69,850,074) – –
Jefferies LLC ......................................... 1,909,482 (1,909,482) – –
Morgan Stanley ....................................... 37,553,879 (37,553,879) – –
National Financial Services LLC ............................ 20,317,506 (20,317,506) – –
Natixis SA ........................................... 13,992,019 (13,992,019) – –
Nomura Securities International, Inc. ......................... 10,015 (10,015) – –
Scotia Capital (USA), Inc. ................................ 6,720 (6,625) – 95
(b)
State Street Bank & Trust Co. .............................. 7,865,080 (7,754,325) – 110,755
(b)
Toronto-Dominion Bank .................................. 297,601 (297,601) – –

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Value (continued)
UBS AG ............................................ 8,624,135 (8,624,135) – –
Wells Fargo Bank N.A. .................................. 3,433,584 (3,433,584) – –
Wells Fargo Securities LLC ............................... 7,143,440 (7,143,440) – –
$ 297,857,363 $ (297,746,513) $ – $ 110,850
S&P Small-Cap 600 Growth
Barclays Bank PLC ..................................... $ 8,459,858 $ (8,459,858) $ – $ –
BNP Paribas SA ....................................... 49,482,731 (49,482,731) – –
BofA Securities, Inc. .................................... 42,376,421 (42,376,421) – –
Citadel Clearing LLC .................................... 77,382 (77,382) – –
Citigroup Global Markets, Inc. .............................. 40,428,576 (40,428,576) – –
Goldman Sachs & Co. LLC ............................... 96,707,201 (96,707,201) – –
HSBC Bank PLC ...................................... 5,822,395 (5,822,395) – –
J.P. Morgan Securities LLC ............................... 29,448,320 (29,448,320) – –
Jefferies LLC ......................................... 444,427 (444,427) – –
Morgan Stanley ....................................... 42,832,170 (42,832,170) – –
National Financial Services LLC ............................ 21,978,091 (21,978,091) – –
Natixis SA ........................................... 19,147,625 (19,147,625) – –
RBC Capital Markets LLC ................................ 10,810,060 (10,810,060) – –
Scotia Capital, Inc. ..................................... 585,612 (585,612) – –
State Street Bank & Trust Co. .............................. 1,377,494 (1,377,494) – –
Toronto-Dominion Bank .................................. 890,251 (873,892) – 16,359
(b)
UBS AG ............................................ 11,101,458 (11,101,458) – –
UBS Securities LLC .................................... 168,315 (168,315) – –
Virtu Americas LLC ..................................... 66,488 (66,488) – –
Wells Fargo Bank N.A. .................................. 2,382,569 (2,382,569) – –
Wells Fargo Securities LLC ............................... 3,137,431 (3,137,431) – –
$ 387,724,875 $ (387,708,516) $ – $ 16,359
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payments from or make a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.180000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.171000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.162400
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.154300
Over $ 281 billion .................................................................................................. 0.146500

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0 .18%
S&P Small-Cap 600 Growth ........................................................................................... 0 .18
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 267,582
S&P Mid-Cap 400 Value .................................................................................................... 108,630
S&P Small-Cap 600 Growth .................................................................................................. 193,863
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 111,146,434 $ 260,823,461 $ 90,604,094
S&P Mid-Cap 400 Value ................................................................. 89,607,357 85,135,967 (2,564,193)
S&P Small-Cap 600 Growth ............................................................... 22,424,238 171,236,861 102,149,149

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
36
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 976,171,556 $ 969,862,290
S&P Mid-Cap 400 Value ................................................................................. 564,211,057 549,749,947
S&P Small-Cap 600 Growth ............................................................................... 502,256,854 510,826,166
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 281,728,272 $ 881,204,244
S&P Mid-Cap 400 Value ................................................................................. 93,551,351 442,407,577
S&P Small-Cap 600 Growth ............................................................................... 54,286,739 365,364,360
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
S&P Mid-Cap 400 Growth ............................................................................................... $ (665,844,582)
S&P Mid-Cap 400 Value ................................................................................................ (1,014,617,826)
S&P Small-Cap 600 Growth .............................................................................................. (479,209,401)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 7,965,678,728 $ 2,165,936,903 $ (358,272,106) $ 1,807,664,797
S&P Mid-Cap 400 Value ............................................. 7,788,323,210 1,155,071,205 (684,866,662) 470,204,543
S&P Small-Cap 600 Growth .......................................... 5,597,556,830 1,525,132,968 (467,695,795) 1,057,437,173

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 3,200,000 $ 285,952,217 12,350,000 $ 1,115,017,598
Shares redeemed
(10,150,000) (894,676,418) (14,200,000) (1,284,525,443)
(6,950,000) $ (608,724,201) (1,850,000) $ (169,507,845)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
38
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Value
Shares sold 800,000 $ 94,482,014 12,550,000 $ 1,554,621,288
Shares redeemed
(3,700,000) (447,289,765) (12,900,000) (1,562,700,073)
(2,900,000) $ (352,807,751) (350,000) $ (8,078,785)
S&P Small-Cap 600 Growth
Shares sold 450,000 $ 57,618,232 4,850,000 $ 667,581,901
Shares redeemed
(2,950,000) (383,304,413) (3,300,000) (436,485,636)
(2,500,000) $ (325,686,181) 1,550,000 $ 231,096,265

Additional Information
39
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
40
iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December
9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
41
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
42
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
44
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
45
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
iShares S&P 500 3% Capped ETF | TOPC | NYSE Arca
iShares S&P 500 ex S&P 100 ETF | XOEF | NYSE Arca
iShares Top 20 U.S. Stocks ETF | TOPT | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a) (b)
................ 962,903 $ 691,017,709
Boeing Co. (The)
(b)
.................... 9,274,687 2,001,755,695
GE Aerospace ....................... 13,006,546 3,912,629,168
General Dynamics Corp. ................ 3,096,828 1,056,018,348
Howmet Aerospace, Inc.
(a)
............... 4,944,354 970,230,585
Huntington Ingalls Industries, Inc. .......... 481,324 138,577,993
L3Harris Technologies, Inc. .............. 2,295,279 701,001,159
Lockheed Martin Corp. ................. 2,519,518 1,257,768,581
Northrop Grumman Corp. ............... 1,651,018 1,005,998,288
RTX Corp. ......................... 16,417,714 2,747,176,084
Textron, Inc.
(a)
....................... 2,185,308 184,636,673
TransDigm Group, Inc. ................. 691,148 910,946,887
15,577,757,170
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 1,448,233 191,746,049
Expeditors International of Washington, Inc. ... 1,665,240 204,141,772
FedEx Corp. ........................ 2,661,782 627,674,814
United Parcel Service, Inc. , Class B ........ 9,027,712 754,084,783
1,777,647,418
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,671,442 230,331,729
Automobiles — 2.4%
Ford Motor Co. ...................... 47,945,959 573,433,670
General Motors Co. ................... 11,678,009 712,008,209
Tesla, Inc.
(b)
......................... 34,418,837 15,306,745,190
16,592,187,069
Banks — 3.6%
Bank of America Corp. ................. 83,581,893 4,311,989,860
Citigroup, Inc. ....................... 22,579,020 2,291,770,530
Citizens Financial Group, Inc. ............ 5,291,071 281,273,334
Fifth Third Bancorp ................... 8,118,671 361,686,793
Huntington Bancshares, Inc. ............. 17,965,230 310,259,522
JPMorgan Chase & Co. ................ 33,727,265 10,638,591,199
KeyCorp ........................... 11,431,909 213,662,379
M&T Bank Corp. ..................... 1,917,251 378,887,143
PNC Financial Services Group, Inc. (The) .... 4,830,591 970,610,650
Regions Financial Corp. ................ 10,944,917 288,617,461
Truist Financial Corp. .................. 15,815,120 723,067,286
US Bancorp ........................ 19,087,848 922,515,694
Wells Fargo & Co. .................... 39,292,222 3,293,474,048
24,986,405,899
Beverages — 1.0%
Brown-Forman Corp. , Class B, NVS ........ 2,159,684 58,484,243
Coca-Cola Co. (The) .................. 47,507,890 3,150,723,265
Constellation Brands, Inc. , Class A ......... 1,751,634 235,892,551
Keurig Dr Pepper, Inc. ................. 16,662,118 425,050,630
Molson Coors Beverage Co. , Class B ....... 2,077,312 93,998,368
Monster Beverage Corp.
(a) (b)
.............. 8,743,262 588,508,965
PepsiCo, Inc. ....................... 16,792,373 2,358,320,864
6,910,978,886
Biotechnology — 1.6%
AbbVie, Inc. ........................ 21,667,849 5,016,973,757
Amgen, Inc. ........................ 6,602,828 1,863,318,062
Biogen, Inc.
(b)
....................... 1,798,435 251,924,775
Gilead Sciences, Inc. .................. 15,219,245 1,689,336,195
Incyte Corp.
(a) (b)
...................... 2,011,823 170,622,709
Moderna, Inc.
(a) (b)
..................... 4,247,478 109,712,357
Regeneron Pharmaceuticals, Inc. .......... 1,249,865 702,761,593
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 3,144,529 $ 1,231,523,337
11,036,172,785
Broadline Retail — 3.8%
Amazon.com, Inc.
(b)
................... 119,037,016 26,136,957,603
eBay, Inc. .......................... 5,605,662 509,834,959
26,646,792,562
Building Products — 0.5%
A O Smith Corp. ..................... 1,401,531 102,886,391
Allegion plc ......................... 1,052,614 186,681,093
Builders FirstSource, Inc.
(a) (b)
............. 1,356,195 164,438,644
Carrier Global Corp. ................... 9,812,358 585,797,772
Johnson Controls International plc
(a)
........ 8,025,944 882,452,543
Lennox International, Inc. ............... 392,364 207,701,807
Masco Corp. ........................ 2,568,365 180,787,212
Trane Technologies plc
(a)
................ 2,728,842 1,151,462,170
3,462,207,632
Capital Markets — 3.5%
Ameriprise Financial, Inc. ............... 1,079,846 530,474,348
Bank of New York Mellon Corp. (The) ....... 8,649,963 942,499,968
BlackRock, Inc.
(c)
..................... 1,765,965 2,058,885,615
Blackstone, Inc. , Class A ................ 9,041,032 1,544,660,317
CBOE Global Markets, Inc. .............. 1,282,530 314,540,483
Charles Schwab Corp. (The) ............. 20,929,175 1,998,108,337
CME Group, Inc. , Class A ............... 4,420,067 1,194,257,903
Coinbase Global, Inc. , Class A
(a) (b)
.......... 2,773,356 935,979,916
FactSet Research Systems, Inc. ........... 463,548 132,801,867
Franklin Resources, Inc. ................ 3,756,699 86,892,448
Goldman Sachs Group, Inc. (The) ......... 3,712,624 2,956,548,122
Interactive Brokers Group, Inc. , Class A
(a)
..... 5,461,370 375,796,870
Intercontinental Exchange, Inc. ........... 7,020,657 1,182,840,291
Invesco Ltd. ........................ 5,469,671 125,474,253
KKR & Co., Inc.
(a)
..................... 8,414,637 1,093,482,078
Moody's Corp. ....................... 1,891,920 901,462,042
Morgan Stanley ...................... 14,881,013 2,365,485,827
MSCI, Inc. ......................... 948,542 538,212,216
Nasdaq, Inc. ........................ 5,560,454 491,822,156
Northern Trust Corp. ................... 2,345,535 315,709,011
Raymond James Financial, Inc. ........... 2,176,587 375,678,916
Robinhood Markets, Inc. , Class A
(b)
......... 9,492,580 1,359,147,604
S&P Global, Inc. ..................... 3,832,887 1,865,504,432
State Street Corp. .................... 3,479,432 403,648,906
T. Rowe Price Group, Inc. ............... 2,695,250 276,640,460
24,366,554,386
Chemicals — 1.1%
Air Products & Chemicals, Inc. ............ 2,729,293 744,332,787
Albemarle Corp. ..................... 1,443,510 117,039,791
CF Industries Holdings, Inc. .............. 1,986,812 178,217,036
Corteva, Inc. ........................ 8,329,699 563,337,543
Dow, Inc. .......................... 8,694,025 199,353,993
DuPont de Nemours, Inc. ............... 5,135,428 400,049,841
Eastman Chemical Co. ................. 1,408,153 88,784,047
Ecolab, Inc. ........................ 3,131,465 857,583,005
International Flavors & Fragrances, Inc. ...... 3,143,325 193,440,221
Linde plc .......................... 5,751,771 2,732,091,225
LyondellBasell Industries NV , Class A ....... 3,156,441 154,791,867
Mosaic Co. (The) ..................... 3,892,886 135,005,286
PPG Industries, Inc. ................... 2,768,065 290,951,312
Sherwin-Williams Co. (The) .............. 2,843,535 984,602,429
7,639,580,383
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 4,201,714 862,443,816
Copart, Inc.
(a) (b)
...................... 10,910,997 490,667,535

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P 500 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 2,489,298 $ 571,244,105
Rollins, Inc. ......................... 3,448,113 202,542,157
Veralto Corp. ........................ 3,043,374 324,454,102
Waste Management, Inc. ................ 4,545,512 1,003,785,415
3,455,137,130
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
................. 12,641,460 1,841,987,137
Cisco Systems, Inc. ................... 48,571,528 3,323,263,946
F5, Inc.
(b)
.......................... 705,023 227,856,383
Motorola Solutions, Inc. ................ 2,043,951 934,678,353
6,327,785,819
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................... 548,790 356,461,056
Quanta Services, Inc.
(a)
................. 1,827,111 757,191,341
1,113,652,397
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(a)
........... 739,297 465,964,113
Vulcan Materials Co. .................. 1,620,096 498,373,932
964,338,045
Consumer Finance — 0.6%
American Express Co. ................. 6,657,593 2,211,386,091
Capital One Financial Corp. .............. 7,844,218 1,667,523,863
Synchrony Financial ................... 4,563,525 324,238,451
4,203,148,405
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. ................ 5,439,704 5,035,153,214
Dollar General Corp. .................. 2,699,372 278,980,096
Dollar Tree, Inc.
(a) (b)
................... 2,380,929 224,688,270
Kroger Co. (The) ..................... 7,460,264 502,896,396
Sysco Corp. ........................ 5,857,047 482,269,250
Target Corp. ........................ 5,572,818 499,881,775
Walmart, Inc. ........................ 53,835,739 5,548,311,261
12,572,180,262
Containers & Packaging — 0.2%
Amcor plc .......................... 28,258,264 231,152,599
Avery Dennison Corp. .................. 956,860 155,173,986
Ball Corp. .......................... 3,337,537 168,278,616
International Paper Co. ................. 6,475,607 300,468,165
Packaging Corp. of America ............. 1,095,728 238,792,003
Smurfit WestRock plc .................. 6,404,274 272,629,944
1,366,495,313
Distributors — 0.1%
Genuine Parts Co. .................... 1,705,465 236,377,449
LKQ Corp. ......................... 3,156,147 96,388,730
Pool Corp. ......................... 402,517 124,808,446
457,574,625
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 87,703,222 2,476,738,989
Verizon Communications, Inc. ............ 51,715,317 2,272,888,182
4,749,627,171
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 3,152,396 212,503,014
American Electric Power Co., Inc. .......... 6,559,182 737,907,975
Constellation Energy Corp.
(a)
............. 3,831,799 1,260,930,097
Duke Energy Corp. ................... 9,538,477 1,180,386,529
Edison International ................... 4,719,660 260,902,805
Entergy Corp. ....................... 5,475,998 510,308,254
Evergy, Inc. ......................... 2,823,166 214,617,079
Eversource Energy ................... 4,551,433 323,788,944
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ........................ 12,388,380 $ 557,600,984
FirstEnergy Corp. .................... 6,373,428 292,030,471
NextEra Energy, Inc. .................. 25,257,813 1,906,712,303
NRG Energy, Inc. ..................... 2,372,157 384,170,826
PG&E Corp. ........................ 26,956,934 406,510,565
Pinnacle West Capital Corp. ............. 1,464,875 131,340,692
PPL Corp. ......................... 9,070,258 337,050,787
Southern Co. (The) ................... 13,492,119 1,278,648,118
Xcel Energy, Inc. ..................... 7,253,583 585,001,469
10,580,410,912
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 2,832,416 532,494,208
Eaton Corp. plc ...................... 4,774,888 1,787,001,834
Emerson Electric Co. .................. 6,903,375 905,584,733
GE Vernova, Inc. ..................... 3,338,406 2,052,785,849
Generac Holdings, Inc.
(a) (b)
............... 719,251 120,402,617
Hubbell, Inc. ........................ 651,635 280,405,057
Rockwell Automation, Inc. ............... 1,379,216 482,077,369
6,160,751,667
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 14,974,922 1,853,146,597
CDW Corp. ......................... 1,607,789 256,088,632
Corning, Inc. ........................ 9,561,640 784,341,329
Jabil, Inc. .......................... 1,316,474 285,898,659
Keysight Technologies, Inc.
(a) (b)
............ 2,111,208 369,292,503
TE Connectivity plc ................... 3,624,106 795,599,990
Teledyne Technologies, Inc.
(a) (b)
........... 574,555 336,712,212
Trimble, Inc.
(a) (b)
...................... 2,918,330 238,281,645
Zebra Technologies Corp. , Class A
(a) (b)
....... 623,891 185,395,450
5,104,757,017
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 12,092,828 589,162,580
Halliburton Co. ...................... 10,457,034 257,243,036
Schlumberger NV .................... 18,299,551 628,955,568
1,475,361,184
Entertainment — 1.6%
Electronic Arts, Inc.
(a)
.................. 2,762,118 557,119,201
Live Nation Entertainment, Inc.
(a) (b)
......... 1,934,119 316,035,045
Netflix, Inc.
(b)
........................ 5,212,011 6,248,784,228
Take-Two Interactive Software, Inc.
(b)
........ 2,127,350 549,622,146
TKO Group Holdings, Inc. , Class A
(a)
........ 845,767 170,811,103
Walt Disney Co. (The) ................. 22,052,243 2,524,981,823
Warner Bros Discovery, Inc.
(a) (b)
........... 30,366,157 593,051,046
10,960,404,592
Financial Services — 4.0%
Apollo Global Management, Inc. ........... 5,644,485 752,240,516
Berkshire Hathaway, Inc. , Class B
(a) (b)
....... 22,491,389 11,307,320,906
Block, Inc. , Class A
(a) (b)
................. 6,740,856 487,161,663
Corpay, Inc.
(a) (b)
...................... 865,685 249,369,221
Fidelity National Information Services, Inc. .... 6,407,215 422,491,757
Fiserv, Inc.
(a) (b)
....................... 6,666,913 859,565,093
Global Payments, Inc. ................. 2,975,550 247,208,694
Jack Henry & Associates, Inc. ............ 893,527 133,072,976
Mastercard, Inc. , Class A ................ 10,125,553 5,759,515,802
PayPal Holdings, Inc.
(a) (b)
................ 11,718,563 785,846,835
Visa, Inc. , Class A .................... 20,835,049 7,112,669,028
28,116,462,491
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 5,892,583 352,022,908
Bunge Global SA ..................... 1,717,655 139,559,469
Campbell's Co. (The) .................. 2,413,114 76,206,140

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. .................. 5,870,925 $ 107,496,637
General Mills, Inc. .................... 6,557,920 330,650,326
Hershey Co. (The) .................... 1,816,930 339,856,757
Hormel Foods Corp. ................... 3,575,023 88,446,069
J M Smucker Co. (The) ................. 1,307,362 141,979,513
Kellanova .......................... 3,298,336 270,529,519
Kraft Heinz Co. (The) .................. 10,452,279 272,177,345
Lamb Weston Holdings, Inc. ............. 1,709,685 99,298,505
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,103,396 207,648,226
Mondelez International, Inc. , Class A ........ 15,870,857 991,452,437
Tyson Foods, Inc. , Class A .............. 3,504,514 190,295,110
3,607,618,961
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 1,968,862 336,183,186
Ground Transportation — 0.9%
CSX Corp. ......................... 22,866,132 811,976,347
JB Hunt Transport Services, Inc. .......... 938,194 125,877,489
Norfolk Southern Corp. ................. 2,751,307 826,520,136
Old Dominion Freight Line, Inc.
(a)
.......... 2,268,071 319,299,035
Uber Technologies, Inc.
(a) (b)
.............. 25,579,078 2,505,982,272
Union Pacific Corp. ................... 7,273,444 1,719,223,958
6,308,879,237
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 21,348,071 2,859,360,630
Align Technology, Inc.
(a) (b)
................ 826,264 103,464,778
Baxter International, Inc. ................ 6,299,947 143,449,793
Becton Dickinson & Co. ................ 3,515,726 658,038,435
Boston Scientific Corp.
(b)
................ 18,174,379 1,774,364,622
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,447,269 167,784,763
Dexcom, Inc.
(b)
...................... 4,810,291 323,684,481
Edwards Lifesciences Corp.
(a) (b)
........... 7,201,150 560,033,435
GE HealthCare Technologies, Inc. ......... 5,599,416 420,516,142
Hologic, Inc.
(a) (b)
...................... 2,727,730 184,094,498
IDEXX Laboratories, Inc.
(a) (b)
............. 981,456 627,042,424
Insulet Corp.
(b)
....................... 863,126 266,472,890
Intuitive Surgical, Inc.
(b)
................. 4,396,895 1,966,423,351
Medtronic plc ....................... 15,715,834 1,496,776,030
ResMed, Inc. ....................... 1,796,120 491,651,928
Solventum Corp.
(a) (b)
................... 1,807,289 131,932,097
STERIS plc ......................... 1,208,396 299,005,506
Stryker Corp. ....................... 4,220,776 1,560,294,264
Zimmer Biomet Holdings, Inc. ............ 2,429,689 239,324,366
14,273,714,433
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. ................... 2,929,056 459,744,630
Cencora, Inc. ....................... 2,378,507 743,354,793
Centene Corp.
(b)
..................... 5,722,404 204,175,375
Cigna Group (The) .................... 3,273,568 943,605,976
CVS Health Corp. .................... 15,556,638 1,172,814,939
DaVita, Inc.
(a) (b)
...................... 438,558 58,271,201
Elevance Health, Inc. .................. 2,762,022 892,464,549
HCA Healthcare, Inc. .................. 2,009,090 856,274,158
Henry Schein, Inc.
(a) (b)
.................. 1,263,848 83,881,592
Humana, Inc. ....................... 1,474,658 383,661,772
Labcorp Holdings, Inc. ................. 1,019,637 292,696,997
McKesson Corp. ..................... 1,525,788 1,178,732,261
Molina Healthcare, Inc.
(a) (b)
............... 665,082 127,270,091
Quest Diagnostics, Inc. ................. 1,372,143 261,503,013
UnitedHealth Group, Inc. ................ 11,109,057 3,835,957,382
Universal Health Services, Inc. , Class B
(a)
.... 691,588 141,388,251
11,635,796,980
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 1,909,062 $ 159,101,227
Healthpeak Properties, Inc. .............. 8,523,459 163,224,240
Ventas, Inc. ........................ 5,565,743 389,546,352
Welltower, Inc. ....................... 8,203,705 1,461,408,009
2,173,279,828
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 7,843,234 133,491,843
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(b)
.................. 5,262,453 638,967,043
Booking Holdings, Inc. ................. 397,541 2,146,431,195
Carnival Corp.
(b)
...................... 13,316,457 384,978,772
Chipotle Mexican Grill, Inc.
(a) (b)
............ 16,446,014 644,519,289
Darden Restaurants, Inc. ............... 1,435,996 273,356,199
Domino's Pizza, Inc. ................... 382,740 165,232,685
DoorDash, Inc. , Class A
(a) (b)
.............. 4,540,517 1,234,975,219
Expedia Group, Inc. ................... 1,449,403 309,809,891
Hilton Worldwide Holdings, Inc.
(a)
.......... 2,885,028 748,491,664
Las Vegas Sands Corp. ................ 3,788,795 203,799,283
Marriott International, Inc. , Class A ......... 2,763,551 719,739,223
McDonald's Corp. .................... 8,752,657 2,659,844,936
MGM Resorts International
(a) (b)
............ 2,504,399 86,802,469
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,543,522 136,536,947
Royal Caribbean Cruises Ltd. ............ 3,098,453 1,002,597,422
Starbucks Corp. ...................... 13,942,307 1,179,519,172
Wynn Resorts Ltd. .................... 1,034,983 132,757,269
Yum! Brands, Inc. .................... 3,404,604 517,499,808
13,185,858,486
Household Durables — 0.3%
DR Horton, Inc. ...................... 3,400,179 576,228,335
Garmin Ltd. ......................... 2,007,054 494,176,836
Lennar Corp. , Class A .................. 2,791,260 351,810,410
Mohawk Industries, Inc.
(a) (b)
.............. 637,631 82,203,389
NVR, Inc.
(a) (b)
........................ 35,576 285,841,064
PulteGroup, Inc.
(a)
.................... 2,420,450 319,814,059
2,110,074,093
Household Products — 0.9%
Church & Dwight Co., Inc. ............... 2,988,325 261,866,920
Clorox Co. (The) ..................... 1,500,591 185,022,870
Colgate-Palmolive Co. ................. 9,912,678 792,419,479
Kimberly-Clark Corp. .................. 4,069,020 505,941,947
Procter & Gamble Co. (The) ............. 28,730,102 4,414,380,172
6,159,631,388
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 8,733,491 114,932,742
Vistra Corp.
(a)
....................... 3,906,944 765,448,468
880,381,210
Industrial Conglomerates — 0.4%
3M Co. ............................ 6,532,942 1,013,781,940
Honeywell International, Inc. ............. 7,787,404 1,639,248,542
2,653,030,482
Industrial REITs — 0.2%
Prologis, Inc. ........................ 11,383,533 1,303,642,199
Insurance — 1.9%
Aflac, Inc. .......................... 5,903,991 659,475,795
Allstate Corp. (The) ................... 3,231,589 693,660,579
American International Group, Inc. ......... 6,795,668 533,731,765
Aon plc , Class A ..................... 2,644,398 942,939,439
Arch Capital Group Ltd. ................ 4,559,288 413,664,200
Arthur J Gallagher & Co. ................ 3,144,205 973,886,057
Assurant, Inc. ....................... 619,422 134,166,805

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P 500 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. ................... 3,594,191 $ 337,099,174
Chubb Ltd. ......................... 4,547,574 1,283,552,761
Cincinnati Financial Corp. ............... 1,918,490 303,313,269
Erie Indemnity Co. , Class A, NVS .......... 311,731 99,180,335
Everest Group Ltd. .................... 514,956 180,353,040
Globe Life, Inc. ...................... 993,021 141,972,212
Hartford Insurance Group, Inc. (The) ........ 3,449,049 460,068,646
Loews Corp.
(a)
....................... 2,086,651 209,478,894
Marsh & McLennan Cos., Inc. ............ 6,030,009 1,215,227,714
MetLife, Inc. ........................ 6,851,479 564,356,325
Principal Financial Group, Inc. ............ 2,486,734 206,175,116
Progressive Corp. (The) ................ 7,189,648 1,775,483,573
Prudential Financial, Inc. ................ 4,317,211 447,867,469
Travelers Cos., Inc. (The) ............... 2,761,512 771,069,381
Willis Towers Watson plc ................ 1,196,304 413,263,217
WR Berkley Corp.
(a)
................... 3,675,797 281,639,566
13,041,625,332
Interactive Media & Services — 7.3%
Alphabet, Inc. , Class A ................. 71,348,736 17,344,877,722
Alphabet, Inc. , Class C, NVS ............. 57,277,819 13,950,012,817
Match Group, Inc. .................... 2,951,394 104,243,236
Meta Platforms, Inc. , Class A ............. 26,603,844 19,537,330,957
50,936,464,732
IT Services — 0.9%
Accenture plc , Class A ................. 7,639,743 1,883,960,624
Akamai Technologies, Inc.
(a) (b)
............. 1,758,703 133,239,339
Cognizant Technology Solutions Corp. , Class A . 5,990,288 401,768,616
EPAM Systems, Inc.
(a) (b)
................ 683,588 103,078,235
Gartner, Inc.
(a) (b)
...................... 928,508 244,076,898
GoDaddy, Inc. , Class A
(a) (b)
............... 1,698,021 232,340,213
International Business Machines Corp. ...... 11,425,894 3,223,930,251
VeriSign, Inc. ....................... 1,030,845 288,193,337
6,510,587,513
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,633,975 123,937,004
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 3,483,716 447,134,949
Bio-Techne Corp. ..................... 1,923,017 106,977,436
Charles River Laboratories International, Inc.
(b)
. 603,807 94,471,643
Danaher Corp. ...................... 7,816,240 1,549,647,742
IQVIA Holdings, Inc.
(a) (b)
................. 2,085,617 396,142,093
Mettler-Toledo International, Inc.
(a) (b)
........ 252,578 310,067,279
Revvity, Inc.
(a)
....................... 1,423,696 124,786,954
Thermo Fisher Scientific, Inc. ............. 4,631,349 2,246,296,892
Waters Corp.
(a) (b)
..................... 730,244 218,934,454
West Pharmaceutical Services, Inc. ........ 881,829 231,330,201
5,725,789,643
Machinery — 1.5%
Caterpillar, Inc. ...................... 5,745,606 2,741,515,903
Cummins, Inc. ....................... 1,690,345 713,951,018
Deere & Co. ........................ 3,089,829 1,412,855,209
Dover Corp. ........................ 1,681,622 280,544,998
Fortive Corp. ........................ 4,149,620 203,289,884
IDEX Corp. ......................... 923,310 150,277,936
Illinois Tool Works, Inc. ................. 3,253,140 848,288,786
Ingersoll Rand, Inc.
(a)
.................. 4,436,353 366,531,485
Nordson Corp. ....................... 657,928 149,316,760
Otis Worldwide Corp. .................. 4,813,996 440,143,654
PACCAR, Inc. ....................... 6,441,101 633,289,050
Parker-Hannifin Corp. .................. 1,567,431 1,188,347,813
Pentair plc ......................... 2,010,655 222,700,148
Snap-on, Inc. ....................... 640,324 221,891,476
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............. 1,898,977 $ 141,150,960
Westinghouse Air Brake Technologies Corp.
(a)
.. 2,096,650 420,315,425
Xylem, Inc. ......................... 2,986,021 440,438,097
10,574,848,602
Media — 0.4%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,138,758 313,278,020
Comcast Corp. , Class A ................ 45,170,398 1,419,253,905
Fox Corp. , Class A, NVS
(a)
............... 2,575,207 162,392,554
Fox Corp. , Class B
(a)
................... 1,819,649 104,247,691
Interpublic Group of Cos., Inc. (The) ........ 4,492,945 125,398,095
News Corp. , Class A, NVS .............. 4,617,816 141,813,129
News Corp. , Class B
(a)
................. 1,525,609 52,709,791
Omnicom Group, Inc. .................. 2,375,537 193,677,532
Paramount Skydance Corp. , Class B, NVS
(a)
.. 3,809,821 72,081,813
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 5,466,233 267,900,079
2,852,752,609
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 17,610,359 690,678,280
Newmont Corp. ...................... 13,472,456 1,135,862,765
Nucor Corp. ........................ 2,814,813 381,210,125
Steel Dynamics, Inc. ................... 1,697,138 236,631,951
2,444,383,121
Multi-Utilities — 0.6%
Ameren Corp. ....................... 3,316,230 346,148,087
CenterPoint Energy, Inc. ................ 8,007,172 310,678,274
CMS Energy Corp. .................... 3,671,074 268,942,881
Consolidated Edison, Inc. ............... 4,423,251 444,625,191
Dominion Energy, Inc. .................. 10,467,841 640,317,834
DTE Energy Co. ..................... 2,546,629 360,169,739
NiSource, Inc. ....................... 5,775,463 250,077,548
Public Service Enterprise Group, Inc. ....... 6,121,029 510,861,080
Sempra ........................... 8,002,622 720,075,928
WEC Energy Group, Inc. ................ 3,948,369 452,443,604
4,304,340,166
Office REITs — 0.0%
BXP, Inc. .......................... 1,806,246 134,276,328
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.
(a)
........................ 4,388,896 106,562,395
Chevron Corp. ....................... 23,605,086 3,665,633,731
ConocoPhillips ...................... 15,319,301 1,449,052,681
Coterra Energy, Inc. ................... 9,360,218 221,369,156
Devon Energy Corp. ................... 7,786,281 272,987,012
Diamondback Energy, Inc. ............... 2,305,711 329,947,244
EOG Resources, Inc. .................. 6,697,048 750,873,022
EQT Corp. ......................... 7,654,857 416,653,866
Expand Energy Corp. .................. 2,921,554 310,385,897
Exxon Mobil Corp. .................... 52,290,265 5,895,727,379
Kinder Morgan, Inc. ................... 23,983,684 678,978,094
Marathon Petroleum Corp. .............. 3,728,838 718,696,236
Occidental Petroleum Corp. .............. 8,814,499 416,485,078
ONEOK, Inc. ........................ 7,724,361 563,646,622
Phillips 66 .......................... 4,957,083 674,262,430
Targa Resources Corp. ................. 2,639,362 442,198,709
Texas Pacific Land Corp.
(a)
.............. 236,469 220,776,917
Valero Energy Corp. ................... 3,810,318 648,744,743
Williams Cos., Inc. (The) ................ 14,977,886 948,849,078
18,731,830,290
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 7,955,712 451,486,656
Southwest Airlines Co. ................. 6,442,085 205,566,932

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
........... 3,971,147 $ 383,215,686
1,040,269,274
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 2,872,461 253,121,263
Kenvue, Inc. ........................ 23,538,079 382,023,022
635,144,285
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. ................ 24,965,167 1,125,929,032
Eli Lilly & Co. ....................... 9,751,668 7,440,522,684
Johnson & Johnson ................... 29,539,649 5,477,241,718
Merck & Co., Inc. ..................... 30,636,257 2,571,301,050
Pfizer, Inc. ......................... 69,736,455 1,776,884,873
Viatris, Inc. ......................... 14,300,011 141,570,109
Zoetis, Inc. , Class A ................... 5,436,300 795,439,416
19,328,888,882
Professional Services — 0.6%
Automatic Data Processing, Inc. ........... 4,967,723 1,458,026,701
Broadridge Financial Solutions, Inc. ........ 1,437,096 342,273,154
Dayforce, Inc.
(a) (b)
..................... 1,959,241 134,972,113
Equifax, Inc. ........................ 1,518,993 389,667,274
Jacobs Solutions, Inc. .................. 1,466,137 219,715,291
Leidos Holdings, Inc. .................. 1,573,440 297,317,222
Paychex, Inc. ....................... 3,976,792 504,098,154
Paycom Software, Inc.
(a)
................ 613,729 127,741,554
Verisk Analytics, Inc.
(a)
................. 1,713,853 431,051,168
3,904,862,631
Real Estate Management & Development — 0.1%
(b)
CBRE Group, Inc. , Class A
(a)
............. 3,595,331 566,480,352
CoStar Group, Inc. .................... 5,196,064 438,391,920
1,004,872,272
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,743,901 336,869,356
Camden Property Trust ................. 1,311,079 139,997,015
Equity Residential .................... 4,263,078 275,949,039
Essex Property Trust, Inc. ............... 790,265 211,522,330
Invitation Homes, Inc. .................. 6,916,890 202,872,384
Mid-America Apartment Communities, Inc. .... 1,436,425 200,711,665
UDR, Inc. .......................... 3,698,787 137,816,804
1,505,738,593
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 957,310 96,985,076
Kimco Realty Corp. ................... 8,306,527 181,497,615
Realty Income Corp. ................... 11,214,866 681,751,704
Regency Centers Corp. ................ 2,004,481 146,126,665
Simon Property Group, Inc. .............. 4,004,194 751,467,088
1,857,828,148
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.
(b)
........... 19,905,349 3,220,486,415
Analog Devices, Inc. ................... 6,087,067 1,495,592,362
Applied Materials, Inc. ................. 9,842,897 2,015,234,732
Broadcom, Inc. ...................... 57,689,958 19,032,494,044
First Solar, Inc.
(a) (b)
.................... 1,315,652 290,140,735
Intel Corp.
(b)
........................ 53,685,927 1,801,162,851
KLA Corp. .......................... 1,618,209 1,745,400,227
Lam Research Corp. .................. 15,522,971 2,078,525,817
Microchip Technology, Inc. ............... 6,619,261 425,088,941
Micron Technology, Inc. ................. 13,727,088 2,296,816,364
Monolithic Power Systems, Inc. ........... 587,353 540,740,666
NVIDIA Corp. ....................... 299,278,139 55,839,315,175
NXP Semiconductors NV
(a)
.............. 3,092,676 704,295,105
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(a) (b)
............. 5,016,757 $ 247,376,288
QUALCOMM, Inc. .................... 13,228,844 2,200,750,488
Skyworks Solutions, Inc. ................ 1,820,600 140,149,788
Teradyne, Inc.
(a)
...................... 1,950,900 268,521,876
Texas Instruments, Inc. ................. 11,151,499 2,048,864,911
96,390,956,785
Software — 11.4%
Adobe, Inc.
(b)
........................ 5,202,431 1,835,157,535
AppLovin Corp. , Class A
(a) (b)
.............. 3,320,990 2,386,264,155
Autodesk, Inc.
(b)
...................... 2,624,387 833,689,018
Cadence Design Systems, Inc.
(b)
.......... 3,342,660 1,174,142,752
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 3,057,134 1,499,157,371
Datadog, Inc. , Class A
(a) (b)
............... 3,964,635 564,564,024
Fair Isaac Corp.
(b)
..................... 294,348 440,500,612
Fortinet, Inc.
(a) (b)
...................... 7,989,356 671,745,052
Gen Digital, Inc. ...................... 6,873,712 195,144,684
Intuit, Inc. .......................... 3,420,939 2,336,193,453
Microsoft Corp. ...................... 91,170,897 47,221,966,101
Oracle Corp. ........................ 20,326,726 5,716,688,420
Palantir Technologies, Inc. , Class A
(b)
....... 27,894,594 5,088,531,838
Palo Alto Networks, Inc.
(a) (b)
.............. 8,192,227 1,668,101,262
PTC, Inc.
(a) (b)
........................ 1,469,113 298,259,321
Roper Technologies, Inc. ................ 1,319,889 658,215,445
Salesforce, Inc.
(a)
..................... 11,725,764 2,779,006,068
ServiceNow, Inc.
(b)
.................... 2,551,399 2,348,001,472
Synopsys, Inc.
(a) (b)
.................... 2,269,184 1,119,592,694
Tyler Technologies, Inc.
(a) (b)
.............. 530,226 277,393,034
Workday, Inc. , Class A
(a) (b)
............... 2,649,891 637,908,260
79,750,222,571
Specialized REITs — 0.8%
American Tower Corp. ................. 5,742,966 1,104,487,221
Crown Castle, Inc. .................... 5,341,131 515,365,730
Digital Realty Trust, Inc. ................ 3,932,387 679,831,065
Equinix, Inc. ........................ 1,199,962 939,858,237
Extra Space Storage, Inc. ............... 2,602,998 366,866,538
Iron Mountain, Inc. .................... 3,622,566 369,284,378
Public Storage ....................... 1,937,398 559,617,412
SBA Communications Corp. ............. 1,317,169 254,674,626
VICI Properties, Inc. ................... 13,079,910 426,535,865
Weyerhaeuser Co. .................... 8,850,073 219,393,310
5,435,914,382
Specialty Retail — 1.8%
AutoZone, Inc.
(a) (b)
.................... 205,424 881,318,262
Best Buy Co., Inc. .................... 2,410,647 182,293,126
CarMax, Inc.
(a) (b)
...................... 1,840,807 82,597,010
Home Depot, Inc. (The) ................ 12,203,465 4,944,721,983
Lowe's Cos., Inc. ..................... 6,873,680 1,727,424,521
O'Reilly Automotive, Inc.
(b)
............... 10,407,160 1,121,995,920
Ross Stores, Inc. ..................... 4,012,153 611,411,996
TJX Cos., Inc. (The) ................... 13,684,114 1,977,901,837
Tractor Supply Co. .................... 6,499,589 369,631,626
Ulta Beauty, Inc.
(b)
.................... 550,897 301,202,935
Williams-Sonoma, Inc. ................. 1,508,567 294,849,420
12,495,348,636
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ......................... 182,023,835 46,348,729,106
Dell Technologies, Inc. , Class C ........... 3,719,333 527,289,840
Hewlett Packard Enterprise Co. ........... 16,095,309 395,300,789
HP, Inc. ........................... 11,520,363 313,699,485
NetApp, Inc. ........................ 2,454,053 290,707,118
Seagate Technology Holdings plc .......... 2,609,071 615,897,300
Super Micro Computer, Inc.
(a) (b)
............ 6,149,394 294,801,948

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P 500 ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
................. 4,254,896 $ 510,842,814
49,297,268,400
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a) (b)
............... 1,819,616 184,454,474
Lululemon Athletica, Inc.
(a) (b)
.............. 1,337,793 238,033,508
NIKE, Inc. , Class B ................... 14,571,651 1,016,081,224
Ralph Lauren Corp. , Class A ............. 474,980 148,934,729
Tapestry, Inc. ........................ 2,552,835 289,031,979
1,876,535,914
Tobacco — 0.6%
Altria Group, Inc. ..................... 20,604,566 1,361,137,630
Philip Morris International, Inc. ............ 19,092,479 3,096,800,094
4,457,937,724
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 14,075,976 690,285,863
United Rentals, Inc. ................... 789,536 753,738,438
WW Grainger, Inc. .................... 539,525 514,145,744
1,958,170,045
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 2,392,642 333,031,840
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 5,935,062 1,420,735,142
Total Long-Term Investments — 99 .8%
(Cost: $ 611,062,439,656 ) ........................... 699,670,846,139
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 2,318,716,416 $ 2,319,875,774
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 911,262,967 911,262,967
Total Short-Term Securities — 0 .5%
(Cost: $ 3,230,380,378 ) ............................ 3,231,138,741
Total Investments — 100 .3%
(Cost: $ 614,292,820,034 ) ........................... 702,901,984,880
Liabilities in Excess of Other Assets — (0.3) % ............. (1,967,860,123)
Net Assets — 100.0% ...............................
$ 700,934,124,757
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,391,968,255 $ — $ (1,072,058,817)
(a)
$ 817,864 $ (851,528) $ 2,319,875,774 2,318,716,416 $ 13,574,654
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,014,516,435 — (103,253,468)
(a)
— — 911,262,967 911,262,967 16,795,221 —
BlackRock, Inc. .......... 1,681,270,283 460,511,899 (454,935,712) 106,064,386 265,974,759 2,058,885,615 1,765,965 17,924,447 —
$ 106,882,250 $ 265,123,231 $ 5,290,024,356 $ 48,294,322 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,610 12/19/25 $ 1,216,344 $ 13,779,403

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P 500 ETF
Schedules of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 13,779,403 $ — $ — $ — $ 13,779,403
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 216,106,276 $ — $ — $ — $ 216,106,276
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 6,149,620 $ — $ — $ — $ 6,149,620
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,291,081,688
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 699,670,846,139 $ — $ — $ 699,670,846,139
Short-Term Securities
Money Market Funds ...................................... 3,231,138,741 — — 3,231,138,741
$ 702,901,984,880 $ — $ — $ 702,901,984,880
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 13,779,403 $ — $ — $ 13,779,403
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
AAR Corp.
(a)
........................ 41,994 $ 3,765,602
AeroVironment, Inc.
(a) (b)
................. 39,120 12,318,497
Archer Aviation, Inc. , Class A
(a) (b)
........... 648,681 6,214,364
Astronics Corp.
(a) (b)
.................... 40,927 1,866,680
ATI, Inc.
(a)
.......................... 166,883 13,574,263
Axon Enterprise, Inc.
(a)
................. 94,324 67,690,675
Boeing Co. (The)
(a)
.................... 908,773 196,140,477
BWX Technologies, Inc. ................ 110,668 20,403,859
Byrna Technologies, Inc.
(a) (b)
.............. 23,378 518,056
Cadre Holdings, Inc. ................... 29,619 1,081,390
Carpenter Technology Corp. ............. 60,830 14,936,198
Curtiss-Wright Corp. ................... 46,089 25,023,562
Ducommun, Inc.
(a)
.................... 17,350 1,667,855
Firefly Aerospace, Inc.
(a) (b)
............... 26,050 763,786
GE Aerospace ....................... 1,272,930 382,922,803
General Dynamics Corp. ................ 300,957 102,626,337
HEICO Corp.
(b)
...................... 44,070 14,226,677
HEICO Corp. , Class A .................. 98,534 25,036,504
Hexcel Corp. ........................ 99,767 6,255,391
Howmet Aerospace, Inc. ................ 485,133 95,197,649
Huntington Ingalls Industries, Inc. .......... 47,223 13,595,974
Intuitive Machines, Inc. , Class A
(a) (b)
......... 137,709 1,448,699
Karman Holdings, Inc.
(a) (b)
............... 92,628 6,687,742
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 200,660 18,334,304
L3Harris Technologies, Inc. .............. 223,883 68,376,107
Leonardo DRS, Inc. ................... 92,759 4,211,259
Loar Holdings, Inc.
(a) (b)
.................. 43,052 3,444,160
Lockheed Martin Corp. ................. 245,854 122,732,775
Mercury Systems, Inc.
(a) (b)
............... 65,065 5,036,031
Moog, Inc. , Class A ................... 35,998 7,475,705
National Presto Industries, Inc. ............ 9,828 1,102,210
Northrop Grumman Corp. ............... 161,136 98,183,387
Redwire Corp.
(a) (b)
..................... 86,595 778,489
Rocket Lab Corp.
(a) (b)
.................. 511,058 24,484,789
RTX Corp. ......................... 1,609,664 269,345,077
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 148,351 5,726,349
StandardAero, Inc.
(a)
................... 162,620 4,437,900
Textron, Inc. ........................ 214,333 18,108,995
TransDigm Group, Inc. ................. 67,668 89,187,777
V2X, Inc.
(a)
......................... 25,045 1,454,864
VSE Corp.
(b)
........................ 25,253 4,198,059
Woodward, Inc. ...................... 72,654 18,360,392
1,778,941,669
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 142,743 18,899,173
Expeditors International of Washington, Inc. ... 157,019 19,248,959
FedEx Corp. ........................ 258,655 60,993,436
Forward Air Corp.
(a) (b)
.................. 24,726 633,975
GXO Logistics, Inc.
(a) (b)
................. 141,183 7,467,169
Hub Group, Inc. , Class A ................ 77,476 2,668,273
United Parcel Service, Inc. , Class B ........ 880,924 73,583,582
183,494,567
Automobile Components — 0.1%
Adient plc
(a)
......................... 112,363 2,705,701
American Axle & Manufacturing Holdings, Inc.
(a)
170,358 1,023,851
Aptiv plc
(a)
.......................... 261,777 22,570,413
Autoliv, Inc. ......................... 84,578 10,445,383
BorgWarner, Inc. ..................... 257,133 11,303,567
Cooper-Standard Holdings, Inc.
(a)
.......... 23,033 850,609
Dana, Inc. .......................... 161,856 3,243,594
Dorman Products, Inc.
(a)
................ 33,425 5,210,289
Fox Factory Holding Corp.
(a)
.............. 51,511 1,251,202
Security
Shares
Shares Value
Automobile Components (continued)
Garrett Motion, Inc. ................... 160,769 $ 2,189,674
Gentex Corp. ....................... 264,051 7,472,643
Gentherm, Inc.
(a)
..................... 39,993 1,362,162
Goodyear Tire & Rubber Co. (The)
(a)
........ 349,848 2,616,863
LCI Industries ....................... 30,104 2,804,188
Lear Corp. ......................... 64,379 6,477,171
Mobileye Global, Inc. , Class A
(a) (b)
.......... 200,362 2,829,111
Modine Manufacturing Co.
(a) (b)
............ 64,038 9,103,642
Patrick Industries, Inc. ................. 41,837 4,327,201
Phinia, Inc. ......................... 51,264 2,946,655
QuantumScape Corp. , Class A
(a) (b)
......... 560,481 6,905,126
Solid Power, Inc. , Class A
(a) (b)
............. 244,244 847,527
Standard Motor Products, Inc. ............ 30,083 1,227,988
Visteon Corp. ....................... 33,341 3,996,252
XPEL, Inc.
(a) (b) (c)
...................... 27,949 924,273
114,635,085
Automobiles — 2.1%
Ford Motor Co. ...................... 4,679,356 55,965,098
General Motors Co. ................... 1,138,056 69,387,274
Harley-Davidson, Inc. .................. 138,882 3,874,808
Lucid Group, Inc.
(a) (b)
................... 146,494 3,485,092
Rivian Automotive, Inc. , Class A
(a) (b)
......... 979,938 14,385,490
Tesla, Inc.
(a)
......................... 3,368,373 1,497,982,841
Thor Industries, Inc.
(b)
.................. 64,568 6,695,056
Winnebago Industries, Inc. .............. 35,789 1,196,784
1,652,972,443
Banks — 3.8%
1st Source Corp. ..................... 25,896 1,594,158
Amalgamated Financial Corp. ............ 31,773 862,637
Amerant Bancorp, Inc. , Class A ........... 74,512 1,435,846
Ameris Bancorp ...................... 74,713 5,477,210
Arrow Financial Corp. .................. 34,235 968,850
Associated Banc-Corp. ................. 228,435 5,873,064
Atlantic Union Bankshares Corp. .......... 173,926 6,137,849
Axos Financial, Inc.
(a)
.................. 67,189 5,687,549
Banc of California, Inc. ................. 198,338 3,282,494
BancFirst Corp. ...................... 25,355 3,206,140
Bancorp, Inc. (The)
(a) (b)
................. 57,766 4,326,096
Bank First Corp. ..................... 10,707 1,298,866
Bank of America Corp. ................. 8,166,834 421,326,966
Bank of Hawaii Corp. .................. 46,658 3,062,631
Bank of Marin Bancorp ................. 33,177 805,538
Bank OZK ......................... 128,458 6,548,789
BankUnited, Inc. ..................... 85,211 3,251,652
Banner Corp. ....................... 33,716 2,208,398
Bar Harbor Bankshares ................ 30,187 919,496
BayCom Corp. ...................... 31,200 897,000
Beacon Financial Corp. ................. 96,379 2,285,146
BOK Financial Corp. ................... 31,055 3,460,769
Bridgewater Bancshares, Inc.
(a)
........... 59,723 1,051,125
Burke & Herbert Financial Services Corp. .... 12,906 796,171
Business First Bancshares, Inc. ........... 45,515 1,074,609
Byline Bancorp, Inc. ................... 53,295 1,477,870
Cadence Bank ...................... 126,472 4,747,759
Camden National Corp. ................ 30,964 1,194,901
Capital City Bank Group, Inc. ............. 18,632 778,631
Capitol Federal Financial, Inc. ............ 144,028 914,578
Carter Bankshares, Inc.
(a) (b)
.............. 50,561 981,389
Cathay General Bancorp ................ 84,424 4,053,196
CB Financial Services, Inc. .............. 28,321 940,540
Citigroup, Inc. ....................... 2,209,877 224,302,516
Citizens Financial Group, Inc. ............ 513,524 27,298,936
City Holding Co. ..................... 14,436 1,788,187

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
CNB Financial Corp. ................... 39,502 $ 955,948
Coastal Financial Corp.
(a) (b)
.............. 18,816 2,035,327
Colony Bankcorp, Inc.
(b)
................ 77,935 1,325,674
Columbia Banking System, Inc. ........... 373,246 9,607,352
Columbia Financial, Inc.
(a) (b)
.............. 39,829 597,833
Comerica, Inc. ....................... 155,620 10,663,082
Commerce Bancshares, Inc. ............. 157,717 9,425,168
Community Financial System, Inc. ......... 64,991 3,811,072
Community Trust Bancorp, Inc. ........... 22,196 1,241,866
ConnectOne Bancorp, Inc. .............. 89,519 2,220,966
Cullen/Frost Bankers, Inc. ............... 79,084 10,025,479
Customers Bancorp, Inc.
(a)
............... 32,859 2,147,993
CVB Financial Corp. ................... 187,879 3,552,792
Dime Community Bancshares, Inc. ......... 47,029 1,402,875
Eagle Bancorp, Inc. ................... 40,134 811,509
East West Bancorp, Inc. ................ 165,642 17,632,591
Eastern Bankshares, Inc. ............... 270,911 4,917,035
Enterprise Financial Services Corp. ........ 53,026 3,074,447
Equity Bancshares, Inc. , Class A .......... 30,718 1,250,223
Esquire Financial Holdings, Inc.
(b)
.......... 13,447 1,372,334
Farmers National Banc Corp. ............. 81,966 1,181,130
FB Financial Corp. .................... 55,027 3,067,205
Fifth Third Bancorp ................... 789,938 35,191,738
Financial Institutions, Inc. ............... 37,102 1,009,174
First Bancorp ....................... 175,705 5,469,833
First Busey Corp. ..................... 129,010 2,986,582
First Citizens BancShares, Inc. , Class A ...... 12,490 22,346,608
First Commonwealth Financial Corp. ........ 141,046 2,404,834
First Community Bankshares, Inc. ......... 20,779 723,109
First Financial Bancorp ................. 113,432 2,864,158
First Financial Bankshares, Inc. ........... 166,647 5,607,672
First Financial Corp. ................... 21,154 1,193,932
First Foundation, Inc.
(a) (b)
................ 143,282 798,081
First Hawaiian, Inc. ................... 198,922 4,939,233
First Horizon Corp. .................... 641,070 14,494,593
First Interstate BancSystem, Inc. , Class A .... 124,526 3,968,644
First Merchants Corp. .................. 72,208 2,722,242
First Mid Bancshares, Inc. ............... 29,810 1,129,203
First Western Financial, Inc.
(a) (b)
........... 30,176 694,802
Flagstar Financial, Inc. ................. 363,462 4,197,986
Flushing Financial Corp. ................ 52,343 722,857
FNB Corp. ......................... 472,860 7,617,775
Fulton Financial Corp. .................. 216,515 4,033,674
German American Bancorp, Inc. ........... 50,807 1,995,191
Glacier Bancorp, Inc. .................. 146,602 7,135,119
Great Southern Bancorp, Inc. ............. 10,765 659,356
Hancock Whitney Corp. ................ 104,168 6,521,958
HarborOne Bancorp, Inc. ............... 77,437 1,053,143
Heritage Commerce Corp. ............... 89,425 887,990
Heritage Financial Corp. ................ 34,149 826,064
Hilltop Holdings, Inc. ................... 60,533 2,023,013
Hingham Institution for Savings (The)
(b)
...... 2,445 644,942
Home BancShares, Inc. ................ 247,031 6,990,977
HomeTrust Bancshares, Inc. ............. 25,799 1,056,211
Hope Bancorp, Inc. ................... 164,990 1,776,942
Horizon Bancorp, Inc. .................. 75,862 1,214,551
Huntington Bancshares, Inc. ............. 1,811,611 31,286,522
Independent Bank Corp. ................ 93,062 5,212,452
International Bancshares Corp. ........... 66,763 4,589,956
John Marshall Bancorp, Inc. ............. 29,648 587,623
JPMorgan Chase & Co. ................ 3,297,835 1,040,236,094
Kearny Financial Corp. ................. 96,063 631,134
KeyCorp ........................... 1,188,871 22,219,999
Lakeland Financial Corp. ................ 25,550 1,640,310
Live Oak Bancshares, Inc.
(b)
.............. 42,677 1,503,084
Security
Shares
Shares Value
Banks (continued)
M&T Bank Corp. ..................... 182,414 $ 36,048,655
Mercantile Bank Corp. ................. 20,846 938,070
Metropolitan Bank Holding Corp. .......... 14,529 1,087,060
Mid Penn Bancorp, Inc. ................. 31,058 889,501
Midland States Bancorp, Inc. ............. 28,602 490,238
MidWestOne Financial Group, Inc. ......... 32,273 913,003
National Bank Holdings Corp. , Class A ...... 45,285 1,749,812
NB Bancorp, Inc.
(b)
.................... 62,198 1,097,795
NBT Bancorp, Inc. .................... 79,731 3,329,567
Nicolet Bankshares, Inc. ................ 17,046 2,292,687
Northeast Bank
(b)
..................... 12,344 1,236,375
Northeast Community Bancorp, Inc. ........ 43,274 890,146
Northfield Bancorp, Inc. ................ 46,860 552,948
Northwest Bancshares, Inc. .............. 174,814 2,165,945
Norwood Financial Corp. ................ 24,939 633,949
OceanFirst Financial Corp. .............. 115,801 2,034,624
OFG Bancorp ....................... 55,134 2,397,778
Old National Bancorp .................. 392,924 8,624,682
Old Second Bancorp, Inc. ............... 78,224 1,352,102
Orange County Bancorp, Inc. ............. 1,381 34,815
Origin Bancorp, Inc. ................... 42,586 1,470,069
Orrstown Financial Services, Inc. .......... 32,389 1,100,578
Park National Corp. ................... 20,619 3,351,206
Pathward Financial, Inc. ................ 24,964 1,847,586
PCB Bancorp ....................... 45,375 952,875
Peapack-Gladstone Financial Corp. ........ 43,879 1,211,060
Peoples Bancorp, Inc. ................. 57,240 1,716,628
Pinnacle Financial Partners, Inc. ........... 92,857 8,709,058
PNC Financial Services Group, Inc. (The) .... 469,109 94,258,071
Ponce Financial Group, Inc.
(a)
............ 94,326 1,386,592
Popular, Inc. ........................ 80,718 10,251,993
Princeton Bancorp, Inc. ................. 21,290 677,874
Prosperity Bancshares, Inc. .............. 113,842 7,553,417
Provident Financial Services, Inc. .......... 164,758 3,176,534
QCR Holdings, Inc.
(b)
.................. 25,298 1,913,541
Red River Bancshares, Inc. .............. 11,905 771,682
Regions Financial Corp. ................ 1,105,412 29,149,714
Renasant Corp. ...................... 100,884 3,721,611
Republic Bancorp, Inc. , Class A ........... 14,352 1,036,932
S&T Bancorp, Inc. .................... 44,546 1,674,484
Seacoast Banking Corp. of Florida
(b)
........ 138,496 4,214,433
ServisFirst Bancshares, Inc. ............. 59,978 4,830,028
Shore Bancshares, Inc. ................. 76,871 1,261,453
Simmons First National Corp. , Class A ...... 177,554 3,403,710
SmartFinancial, Inc. ................... 41,558 1,484,867
Sound Financial Bancorp, Inc. ............ 18,903 870,672
South Plains Financial, Inc. .............. 34,312 1,326,159
Southern Missouri Bancorp, Inc. ........... 15,021 789,504
Southside Bancshares, Inc. .............. 33,120 935,640
Southstate Bank Corp. ................. 118,050 11,671,604
Stellar Bancorp, Inc. ................... 62,081 1,883,538
Stock Yards Bancorp, Inc. ............... 35,655 2,495,493
Synovus Financial Corp. ................ 166,209 8,157,538
Texas Capital Bancshares, Inc.
(a)
.......... 60,135 5,083,212
TFS Financial Corp. ................... 75,155 990,167
Tompkins Financial Corp. ............... 14,263 944,353
Towne Bank ........................ 92,143 3,185,384
TriCo Bancshares .................... 57,527 2,554,774
Triumph Financial, Inc.
(a) (b)
............... 32,942 1,648,418
Truist Financial Corp. .................. 1,552,281 70,970,287
Trustmark Corp. ..................... 62,391 2,470,684
UMB Financial Corp. .................. 82,608 9,776,657
United Bankshares, Inc. ................ 171,792 6,392,380
United Community Banks, Inc. ............ 95,857 3,005,117
Univest Financial Corp. ................. 38,626 1,159,553

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
US Bancorp ........................ 1,859,856 $ 89,886,840
Valley National Bancorp ................ 563,835 5,976,651
Veritex Holdings, Inc. .................. 59,750 2,003,418
Virginia National Bankshares Corp. ......... 13,881 538,722
WaFd, Inc. ......................... 88,366 2,676,606
Washington Trust Bancorp, Inc. ........... 28,804 832,436
Webster Financial Corp. ................ 199,691 11,869,633
Wells Fargo & Co. .................... 3,844,641 322,257,809
WesBanco, Inc. ...................... 130,930 4,180,595
Westamerica Bancorp ................. 25,001 1,249,800
Western Alliance Bancorp ............... 129,328 11,215,324
Wintrust Financial Corp. ................ 82,133 10,877,695
WSFS Financial Corp. ................. 59,840 3,227,171
Zions Bancorp NA .................... 183,945 10,407,608
2,987,844,004
Beverages — 0.9%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 10,263 2,169,803
Brown-Forman Corp. , Class A ............ 65,104 1,751,949
Brown-Forman Corp. , Class B, NVS ........ 220,951 5,983,353
Celsius Holdings, Inc.
(a)
................. 193,300 11,112,817
Coca-Cola Co. (The) .................. 4,592,120 304,549,398
Coca-Cola Consolidated, Inc. ............. 70,373 8,244,901
Constellation Brands, Inc. , Class A ......... 171,950 23,156,506
Keurig Dr Pepper, Inc. ................. 1,646,645 42,005,914
MGP Ingredients, Inc. .................. 20,656 499,669
Molson Coors Beverage Co. , Class B ....... 209,179 9,465,350
Monster Beverage Corp.
(a)
............... 851,502 57,314,599
National Beverage Corp.
(a)
............... 28,387 1,048,048
PepsiCo, Inc. ....................... 1,641,661 230,554,871
Primo Brands Corp. , Class A ............. 302,998 6,696,256
Vita Coco Co., Inc. (The)
(a) (b)
............. 49,885 2,118,616
706,672,050
Biotechnology — 2.1%
89bio, Inc.
(a) (b)
....................... 154,790 2,275,413
AbbVie, Inc. ........................ 2,120,989 491,093,793
Abeona Therapeutics, Inc.
(a) (b)
............ 111,612 589,311
Absci Corp.
(a) (b)
...................... 136,472 414,875
ACADIA Pharmaceuticals, Inc.
(a)
........... 149,809 3,196,924
ADMA Biologics, Inc.
(a) (b)
................ 286,942 4,206,570
Agios Pharmaceuticals, Inc.
(a)
............ 70,933 2,847,251
Akebia Therapeutics, Inc.
(a) (b)
............. 337,544 921,495
Akero Therapeutics, Inc.
(a) (b)
.............. 92,042 4,370,154
Aldeyra Therapeutics, Inc.
(a) (b)
............. 87,490 456,698
Alkermes plc
(a)
....................... 204,017 6,120,510
Allogene Therapeutics, Inc.
(a) (b)
............ 330,675 410,037
Alnylam Pharmaceuticals, Inc.
(a)
........... 157,784 71,949,504
Altimmune, Inc.
(a) (b)
.................... 116,089 437,656
Amgen, Inc. ........................ 647,040 182,594,688
Amicus Therapeutics, Inc.
(a)
.............. 415,701 3,275,724
AnaptysBio, Inc.
(a) (b)
................... 52 1,592
Anavex Life Sciences Corp.
(a) (b)
........... 114,954 1,023,091
Anika Therapeutics, Inc.
(a)
............... 44,780 420,932
Annexon, Inc.
(a)
...................... 128,356 391,486
Apellis Pharmaceuticals, Inc.
(a)
............ 135,900 3,075,417
Apogee Therapeutics, Inc.
(a) (b)
............ 54,430 2,162,504
Arbutus Biopharma Corp.
(a) (b)
............. 246,735 1,120,177
Arcellx, Inc.
(a) (b)
...................... 55,439 4,551,542
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 28,569 526,527
Arcus Biosciences, Inc.
(a)
................ 114,955 1,563,388
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 142,047 2,677,586
Ardelyx, Inc.
(a) (b)
...................... 287,996 1,586,858
ArriVent Biopharma, Inc.
(a) (b)
.............. 46,071 850,010
Arrowhead Pharmaceuticals, Inc.
(a)
......... 173,107 5,970,460
Security
Shares
Shares Value
Biotechnology (continued)
ARS Pharmaceuticals, Inc.
(a) (b)
............ 75,786 $ 761,649
Astria Therapeutics, Inc.
(a) (b)
.............. 65,788 478,937
aTyr Pharma, Inc.
(a) (b)
.................. 136,264 98,301
Aura Biosciences, Inc.
(a) (b)
............... 64,897 401,063
Avidity Biosciences, Inc.
(a) (b)
.............. 152,794 6,657,235
Avita Medical, Inc.
(a) (b)
.................. 41,296 211,023
Beam Therapeutics, Inc.
(a) (b)
.............. 126,144 3,061,515
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 273,569 2,076,389
Biogen, Inc.
(a)
....................... 177,143 24,814,191
Biohaven Ltd.
(a) (b)
..................... 108,392 1,626,964
BioMarin Pharmaceutical, Inc.
(a)
........... 235,162 12,736,374
Bridgebio Pharma, Inc.
(a) (b)
............... 209,162 10,863,874
Capricor Therapeutics, Inc.
(a) (b)
............ 62,109 447,806
CareDx, Inc.
(a) (b)
...................... 71,056 1,033,154
Catalyst Pharmaceuticals, Inc.
(a)
........... 136,983 2,698,565
Celcuity, Inc.
(a) (b)
...................... 43,312 2,139,613
Celldex Therapeutics, Inc.
(a) (b)
............. 81,867 2,117,899
CG oncology, Inc.
(a) (b)
.................. 82,680 3,330,350
Cidara Therapeutics, Inc.
(a) (b)
............. 24,927 2,387,010
Cogent Biosciences, Inc.
(a) (b)
............. 185,490 2,663,636
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 78,256 576,747
CRISPR Therapeutics AG
(a) (b)
............. 112,726 7,305,772
Cullinan Therapeutics, Inc.
(a) (b)
............ 67,657 401,206
Cytokinetics, Inc.
(a) (b)
................... 150,735 8,284,396
CytomX Therapeutics, Inc.
(a) (b)
............ 273,218 871,565
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 100,800 710,640
Denali Therapeutics, Inc.
(a) (b)
............. 193,661 2,811,958
Dianthus Therapeutics, Inc.
(a) (b)
............ 30,451 1,198,247
Disc Medicine, Inc.
(a) (b)
................. 38,211 2,524,983
Dynavax Technologies Corp.
(a)
............ 196,451 1,950,758
Dyne Therapeutics, Inc.
(a)
............... 162,171 2,051,463
Emergent BioSolutions, Inc.
(a) (b)
........... 52,120 459,698
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 44,356 530,941
Erasca, Inc.
(a)
....................... 234,563 511,347
Exact Sciences Corp.
(a)
................. 230,933 12,634,344
Exelixis, Inc.
(a)
....................... 324,762 13,412,671
Geron Corp.
(a) (b)
...................... 673,235 922,332
Gilead Sciences, Inc. .................. 1,491,688 165,577,368
Gossamer Bio, Inc.
(a) (b)
................. 274,481 721,885
GRAIL, Inc.
(a) (b)
...................... 40,036 2,367,329
Halozyme Therapeutics, Inc.
(a) (b)
........... 141,460 10,374,676
Heron Therapeutics, Inc.
(a) (b)
.............. 225,358 283,951
Humacyte, Inc.
(a) (b)
.................... 155,768 271,036
Ideaya Biosciences, Inc.
(a) (b)
.............. 110,249 2,999,875
ImmunityBio, Inc.
(a) (b)
................... 434,565 1,069,030
Immunome, Inc.
(a) (b)
................... 125,925 1,474,582
Immunovant, Inc.
(a) (b)
................... 126,396 2,037,504
Incyte Corp.
(a)
....................... 196,148 16,635,312
Insmed, Inc.
(a)
....................... 254,533 36,655,297
Intellia Therapeutics, Inc.
(a) (b)
............. 147,386 2,545,356
Ionis Pharmaceuticals, Inc.
(a)
............. 193,388 12,651,443
Iovance Biotherapeutics, Inc.
(a) (b)
........... 399,332 866,550
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 183,358 240,199
Janux Therapeutics, Inc.
(a) (b)
.............. 63,763 1,558,368
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 50,222 611,704
Keros Therapeutics, Inc.
(a) (b)
.............. 41,734 660,232
Korro Bio, Inc.
(a) (b)
..................... 13,428 643,067
Krystal Biotech, Inc.
(a)
.................. 30,678 5,415,587
Kura Oncology, Inc.
(a)
.................. 145,292 1,285,834
Kymera Therapeutics, Inc.
(a) (b)
............ 68,661 3,886,213
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 22,359 10,255,179
MannKind Corp.
(a) (b)
................... 431,925 2,319,437
Metsera, Inc.
(a) (b)
..................... 79,776 4,174,678
MiMedx Group, Inc.
(a) (b)
................. 142,941 997,728
Mineralys Therapeutics, Inc.
(a) (b)
........... 67,566 2,562,103

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Mirum Pharmaceuticals, Inc.
(a)
............ 54,083 $ 3,964,825
Moderna, Inc.
(a)
...................... 417,453 10,782,811
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 82,994 614,986
Myriad Genetics, Inc.
(a)
................. 116,389 841,492
Natera, Inc.
(a)
....................... 166,715 26,836,114
Neurocrine Biosciences, Inc.
(a)
............ 119,195 16,732,594
Novavax, Inc.
(a) (b)
..................... 230,359 1,997,213
Nurix Therapeutics, Inc.
(a) (b)
.............. 89,442 826,444
Nuvalent, Inc. , Class A
(a) (b)
............... 62,897 5,439,333
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 108,035 1,296,420
Oruka Therapeutics, Inc.
(a) (b)
.............. 42,684 820,813
PDL BioPharma, Inc.
(a) (d)
................ 135,868 1
Praxis Precision Medicines, Inc.
(a) (b)
......... 28,138 1,491,314
Precigen, Inc.
(a) (b)
..................... 184,080 605,623
Prime Medicine, Inc.
(a) (b)
................ 184,474 1,021,986
Protagonist Therapeutics, Inc.
(a) (b)
.......... 72,662 4,826,937
Prothena Corp. plc
(a)
................... 49,359 481,744
PTC Therapeutics, Inc.
(a) (b)
............... 96,148 5,900,603
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 555,181 2,709,283
Regeneron Pharmaceuticals, Inc. .......... 122,751 69,019,205
REGENXBIO, Inc.
(a) (b)
.................. 93,806 905,228
Relay Therapeutics, Inc.
(a) (b)
.............. 181,037 945,013
Replimune Group, Inc.
(a) (b)
............... 76,061 318,696
Revolution Medicines, Inc.
(a) (b)
............ 213,281 9,960,223
Rezolute, Inc.
(a) (b)
..................... 112,251 1,055,159
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 74,140 7,487,399
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 21,161 599,491
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 111,477 363,415
Roivant Sciences Ltd.
(a)
................. 524,836 7,940,769
Sana Biotechnology, Inc.
(a) (b)
............. 159,258 565,366
Sangamo Therapeutics, Inc.
(a) (b)
........... 310,651 209,192
Sarepta Therapeutics, Inc.
(a)
............. 115,293 2,221,696
Savara, Inc.
(a) (b)
...................... 158,254 564,967
Scholar Rock Holding Corp.
(a) (b)
........... 94,657 3,525,027
Soleno Therapeutics, Inc.
(a) (b)
............. 61,099 4,130,292
Spyre Therapeutics, Inc.
(a) (b)
.............. 88,258 1,479,204
Stoke Therapeutics, Inc.
(a) (b)
.............. 63,814 1,499,629
Summit Therapeutics, Inc.
(a) (b)
............. 180,720 3,733,675
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 111,648 1,717,704
Tango Therapeutics, Inc.
(a) (b)
.............. 121,506 1,020,650
Taysha Gene Therapies, Inc.
(a) (b)
........... 250,160 818,023
TG Therapeutics, Inc.
(a) (b)
................ 167,744 6,059,752
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 16,495 398,519
Tourmaline Bio, Inc.
(a)
.................. 24,310 1,162,747
Travere Therapeutics, Inc.
(a) (b)
............ 106,772 2,551,851
Twist Bioscience Corp.
(a) (b)
............... 80,822 2,274,331
Tyra Biosciences, Inc.
(a) (b)
............... 29,185 408,298
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 130,581 3,927,876
uniQure NV
(a) (b)
...................... 73,072 4,265,213
United Therapeutics Corp.
(a)
.............. 54,044 22,655,785
Upstream Bio, Inc.
(a) (b)
.................. 52 978
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 110,345 550,622
Vaxcyte, Inc.
(a) (b)
...................... 149,273 5,376,813
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 77,075 2,239,800
Veracyte, Inc.
(a) (b)
..................... 97,298 3,340,240
Verastem, Inc.
(a) (b)
..................... 88,503 781,482
Vericel Corp.
(a)
....................... 61,372 1,931,377
Vertex Pharmaceuticals, Inc.
(a)
............ 307,604 120,470,031
Viking Therapeutics, Inc.
(a) (b)
.............. 135,807 3,569,008
Vir Biotechnology, Inc.
(a)
................ 125,747 718,015
Viridian Therapeutics, Inc.
(a) (b)
............. 103,257 2,228,286
Xencor, Inc.
(a)
....................... 97,495 1,143,616
1,623,313,511
Security
Shares
Shares Value
Broadline Retail — 3.4%
Amazon.com, Inc.
(a)
................... 11,648,731 $ 2,557,711,866
Coupang, Inc. , Class A
(a)
................ 1,617,216 52,074,355
Dillard's, Inc. , Class A
(b)
................. 3,515 2,159,897
eBay, Inc. .......................... 549,345 49,962,928
Etsy, Inc.
(a)
......................... 120,100 7,973,439
Groupon, Inc.
(a) (b)
..................... 31,617 738,257
Kohl's Corp. ........................ 140,230 2,155,335
Macy's, Inc. ........................ 337,722 6,055,355
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 74,186 9,525,482
Savers Value Village, Inc.
(a) (b)
............. 60,834 806,051
2,689,162,965
Building Products — 0.6%
A O Smith Corp. ..................... 133,293 9,785,039
AAON, Inc.
(b)
........................ 81,162 7,583,777
Advanced Drainage Systems, Inc.
(b)
........ 85,145 11,809,612
Allegion plc ......................... 100,299 17,788,028
American Woodmark Corp.
(a)
............. 15,866 1,059,214
Apogee Enterprises, Inc. ................ 30,856 1,344,396
Armstrong World Industries, Inc. ........... 52,631 10,316,202
AZZ, Inc. .......................... 34,783 3,795,869
Builders FirstSource, Inc.
(a)
.............. 133,250 16,156,562
Carlisle Cos., Inc. .................... 51,637 16,986,508
Carrier Global Corp. ................... 964,112 57,557,486
CSW Industrials, Inc.
(b)
................. 20,268 4,920,057
Fortune Brands Innovations, Inc. .......... 145,842 7,786,504
Gibraltar Industries, Inc.
(a)
............... 40,539 2,545,849
Griffon Corp. ........................ 49,754 3,788,767
Hayward Holdings, Inc.
(a) (b)
............... 246,142 3,721,667
Insteel Industries, Inc. .................. 24,091 923,649
Janus International Group, Inc.
(a) (b)
......... 179,657 1,773,215
JELD-WEN Holding, Inc.
(a)
............... 103,216 506,791
Johnson Controls International plc ......... 787,437 86,578,698
Lennox International, Inc. ............... 37,978 20,104,034
Masco Corp. ........................ 247,712 17,436,448
Masterbrand, Inc.
(a)
................... 158,932 2,093,134
Owens Corning ...................... 100,063 14,154,912
Quanex Building Products Corp. ........... 53,710 763,756
Resideo Technologies, Inc.
(a)
............. 169,182 7,305,279
Simpson Manufacturing Co., Inc. .......... 50,604 8,474,146
Tecnoglass, Inc. ...................... 33,103 2,214,922
Trane Technologies plc ................. 266,652 112,516,478
Trex Co., Inc.
(a)
...................... 131,042 6,770,940
UFP Industries, Inc. ................... 71,298 6,665,650
Zurn Elkay Water Solutions Corp. .......... 184,115 8,658,928
473,886,517
Capital Markets — 3.5%
Acadian Asset Management, Inc. .......... 39,439 1,899,382
Affiliated Managers Group, Inc. ........... 33,035 7,876,535
Ameriprise Financial, Inc. ............... 112,575 55,302,469
Ares Management Corp. , Class A .......... 246,843 39,467,727
Artisan Partners Asset Management, Inc. , Class
A ............................. 85,722 3,720,335
Bank of New York Mellon Corp. (The) ....... 844,434 92,009,529
BGC Group, Inc. , Class A ............... 477,920 4,521,123
BlackRock, Inc.
(e)
..................... 173,094 201,805,102
Blackstone, Inc. , Class A ................ 885,962 151,366,608
Blue Owl Capital, Inc. , Class A ............ 769,282 13,023,944
Carlyle Group, Inc. (The) ................ 317,938 19,934,713
CBOE Global Markets, Inc. .............. 124,707 30,584,392
Charles Schwab Corp. (The) ............. 2,052,651 195,966,591
CME Group, Inc. , Class A ............... 431,309 116,535,379
Cohen & Steers, Inc. .................. 35,270 2,314,065
Coinbase Global, Inc. , Class A
(a)
........... 271,540 91,642,035

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Diamond Hill Investment Group, Inc. ........ 6,783 $ 949,688
DigitalBridge Group, Inc. , Class A .......... 204,217 2,389,339
Donnelley Financial Solutions, Inc.
(a) (b)
....... 31,792 1,635,063
Evercore, Inc. , Class A ................. 46,442 15,665,815
FactSet Research Systems, Inc. ........... 45,881 13,144,448
Federated Hermes, Inc. , Class B, NVS ...... 93,575 4,859,350
Franklin Resources, Inc. ................ 366,536 8,477,978
Galaxy Digital, Inc. , Class A
(a) (b)
........... 209,217 7,073,627
GCM Grosvenor, Inc. , Class A ............ 75,815 915,087
Goldman Sachs Group, Inc. (The) ......... 362,801 288,916,576
Hamilton Lane, Inc. , Class A ............. 49,721 6,701,894
Houlihan Lokey, Inc. , Class A ............. 64,490 13,241,087
Interactive Brokers Group, Inc. , Class A ...... 533,115 36,683,643
Intercontinental Exchange, Inc. ........... 685,789 115,541,731
Invesco Ltd. ........................ 542,555 12,446,212
Janus Henderson Group plc ............. 158,533 7,056,304
Jefferies Financial Group, Inc. ............ 197,065 12,891,992
KKR & Co., Inc. ...................... 823,378 106,997,971
Lazard, Inc. ........................ 137,252 7,244,161
LPL Financial Holdings, Inc. .............. 96,567 32,126,875
MarketAxess Holdings, Inc. .............. 44,668 7,783,399
Moelis & Co. , Class A .................. 67,479 4,812,602
Moody's Corp. ....................... 185,423 88,350,351
Morgan Stanley ...................... 1,455,764 231,408,245
Morningstar, Inc. ..................... 30,345 7,040,343
MSCI, Inc. ......................... 92,473 52,470,105
Nasdaq, Inc. ........................ 541,575 47,902,309
Northern Trust Corp. ................... 227,557 30,629,172
Open Lending Corp. , Class A
(a) (b)
.......... 116,141 245,057
P10, Inc. , Class A .................... 82,593 898,612
Perella Weinberg Partners , Class C
(b)
....... 77,652 1,655,541
Piper Sandler Cos. .................... 20,611 7,151,811
PJT Partners, Inc. , Class A .............. 30,132 5,355,360
Raymond James Financial, Inc. ........... 216,091 37,297,307
Robinhood Markets, Inc. , Class A
(a) (b)
........ 929,746 133,121,032
S&P Global, Inc. ..................... 376,213 183,106,629
SEI Investments Co. ................... 114,391 9,706,076
State Street Corp. .................... 340,348 39,483,771
StepStone Group, Inc. , Class A ........... 94,075 6,144,038
Stifel Financial Corp. .................. 123,460 14,009,006
StoneX Group, Inc.
(a)
.................. 54,401 5,490,149
T. Rowe Price Group, Inc. ............... 261,733 26,864,275
TPG, Inc. , Class A .................... 154,679 8,886,308
Tradeweb Markets, Inc. , Class A ........... 140,436 15,585,587
Victory Capital Holdings, Inc. , Class A ....... 61,226 3,964,996
Virtu Financial, Inc. , Class A .............. 98,984 3,513,932
Virtus Investment Partners, Inc. ........... 9,484 1,802,244
WisdomTree, Inc. ..................... 168,562 2,343,012
2,699,950,039
Chemicals — 1.1%
AdvanSix, Inc. ....................... 32,762 634,928
Air Products & Chemicals, Inc. ............ 266,921 72,794,695
Albemarle Corp. ..................... 142,255 11,534,035
Ashland, Inc. ........................ 60,161 2,882,314
ASP Isotopes, Inc.
(a) (b)
.................. 109,469 1,053,092
Aspen Aerogels, Inc.
(a) (b)
................ 76,242 530,644
Avient Corp. ........................ 114,719 3,779,991
Axalta Coating Systems Ltd.
(a)
............ 262,705 7,518,617
Balchem Corp. ...................... 40,396 6,061,824
Cabot Corp. ........................ 66,644 5,068,276
Celanese Corp. ...................... 133,172 5,603,878
CF Industries Holdings, Inc. .............. 196,203 17,599,409
Chemours Co. (The) ................... 180,271 2,855,493
Corteva, Inc. ........................ 820,222 55,471,614
Security
Shares
Shares Value
Chemicals (continued)
Dow, Inc. .......................... 864,369 $ 19,819,981
DuPont de Nemours, Inc. ............... 502,468 39,142,257
Eastman Chemical Co. ................. 141,244 8,905,434
Ecolab, Inc. ........................ 304,225 83,315,058
Ecovyst, Inc.
(a)
....................... 145,657 1,275,955
Element Solutions, Inc. ................. 279,072 7,024,242
Flotek Industries, Inc.
(a) (b)
................ 44 642
FMC Corp. ......................... 151,286 5,087,748
Hawkins, Inc.
(b)
...................... 25,181 4,601,072
HB Fuller Co. ....................... 71,085 4,213,919
Huntsman Corp. ..................... 211,158 1,896,199
Ingevity Corp.
(a)
...................... 46,868 2,586,645
Innospec, Inc. ....................... 31,325 2,417,037
International Flavors & Fragrances, Inc. ...... 307,845 18,944,781
Koppers Holdings, Inc. ................. 24,563 687,764
Linde plc .......................... 560,964 266,457,900
LSB Industries, Inc.
(a) (b)
................. 81,709 643,867
LyondellBasell Industries NV , Class A ....... 311,230 15,262,719
Mativ Holdings, Inc. ................... 61,840 699,410
Minerals Technologies, Inc. .............. 42,474 2,638,485
Mosaic Co. (The) ..................... 381,864 13,243,044
NewMarket Corp. ..................... 9,057 7,501,098
Olin Corp. .......................... 147,357 3,682,451
Orion SA .......................... 73,551 557,517
Perimeter Solutions, Inc.
(a) (b)
.............. 175,353 3,926,154
PPG Industries, Inc. ................... 270,535 28,435,934
PureCycle Technologies, Inc.
(a) (b)
........... 191,794 2,522,091
Quaker Chemical Corp. ................ 17,845 2,351,079
RPM International, Inc. ................. 154,141 18,170,141
Scotts Miracle-Gro Co. (The) ............. 55,748 3,174,849
Sensient Technologies Corp. ............. 50,719 4,759,978
Sherwin-Williams Co. (The) .............. 277,880 96,218,729
Stepan Co. ......................... 27,723 1,322,387
Trinseo plc ......................... 64,533 151,653
Tronox Holdings plc ................... 146,683 589,666
Westlake Corp. ...................... 40,323 3,107,290
868,723,986
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. ................... 77,591 3,578,497
ACCO Brands Corp. ................... 118,656 473,437
ACV Auctions, Inc. , Class A
(a) (b)
............ 225,172 2,231,455
Brady Corp. , Class A, NVS .............. 52,069 4,062,944
BrightView Holdings, Inc.
(a) (b)
............. 85,350 1,143,690
Brink's Co. (The) ..................... 50,018 5,845,103
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 74,024 7,023,397
CECO Environmental Corp.
(a) (b)
........... 40,496 2,073,395
Cimpress plc
(a) (b)
..................... 22,414 1,412,979
Cintas Corp. ........................ 407,717 83,687,991
Clean Harbors, Inc.
(a)
.................. 60,151 13,968,265
Copart, Inc.
(a)
....................... 1,067,280 47,995,582
CoreCivic, Inc.
(a)
..................... 130,400 2,653,640
Deluxe Corp. ........................ 54,117 1,047,705
Ennis, Inc. ......................... 31,561 576,935
Enviri Corp.
(a)
....................... 94,022 1,193,139
GEO Group, Inc. (The)
(a)
................ 170,219 3,487,787
Healthcare Services Group, Inc.
(a)
.......... 86,154 1,449,972
HNI Corp. .......................... 58,307 2,731,683
Interface, Inc. ....................... 78,267 2,265,047
Liquidity Services, Inc.
(a)
................ 30,778 844,241
MillerKnoll, Inc. ...................... 91,825 1,628,975
Montrose Environmental Group, Inc.
(a) (b)
...... 39,549 1,086,016
MSA Safety, Inc. ..................... 44,174 7,601,020
OPENLANE, Inc.
(a)
.................... 141,365 4,068,485
RB Global, Inc. ...................... 224,801 24,359,436

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 241,710 $ 55,467,611
Rollins, Inc. ......................... 341,552 20,062,764
Steelcase, Inc. , Class A ................ 116,719 2,007,567
Tetra Tech, Inc. ...................... 320,152 10,686,674
UniFirst Corp. ....................... 17,756 2,968,626
Veralto Corp. ........................ 296,566 31,616,901
Vestis Corp. ........................ 156,684 709,779
Waste Management, Inc. ................ 441,775 97,557,173
449,567,911
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(a) (b)
.............. 89,764 841,986
Applied Optoelectronics, Inc.
(a) (b)
........... 74,074 1,920,739
Arista Networks, Inc.
(a)
................. 1,236,892 180,227,533
Aviat Networks, Inc.
(a) (b)
................. 17,966 411,960
Calix, Inc.
(a)
......................... 73,597 4,516,648
Ciena Corp.
(a)
....................... 169,809 24,736,077
Cisco Systems, Inc. ................... 4,747,719 324,838,934
Clearfield, Inc.
(a) (b)
..................... 19,867 683,027
CommScope Holding Co., Inc.
(a)
........... 259,087 4,010,667
Digi International, Inc.
(a)
................. 52,444 1,912,108
Extreme Networks, Inc.
(a)
................ 174,582 3,605,118
F5, Inc.
(a)
.......................... 68,093 22,006,977
Harmonic, Inc.
(a)
...................... 134,916 1,373,445
Lumentum Holdings, Inc.
(a) (b)
............. 85,981 13,989,969
Motorola Solutions, Inc. ................ 198,461 90,754,231
NETGEAR, Inc.
(a) (b)
.................... 41,347 1,339,229
NetScout Systems, Inc.
(a)
............... 99,997 2,582,923
Ondas Holdings, Inc.
(a) (b)
................ 352,234 2,719,247
Ribbon Communications, Inc.
(a)
........... 190,599 724,276
Ubiquiti, Inc.
(b)
....................... 4,833 3,192,583
Viasat, Inc.
(a)
........................ 162,268 4,754,452
Viavi Solutions, Inc.
(a)
.................. 268,911 3,412,481
694,554,610
Construction & Engineering — 0.4%
AECOM ........................... 157,632 20,566,247
Ameresco, Inc. , Class A
(a) (b)
.............. 44,228 1,485,176
API Group Corp.
(a)
.................... 443,815 15,253,921
Arcosa, Inc. ........................ 58,062 5,440,990
Argan, Inc. ......................... 15,388 4,155,529
Bowman Consulting Group Ltd.
(a)
.......... 18,966 803,400
Centuri Holdings, Inc.
(a)
................. 89,075 1,885,718
Comfort Systems USA, Inc. .............. 42,443 35,023,115
Construction Partners, Inc. , Class A
(a) (b)
...... 57,722 7,330,694
Dycom Industries, Inc.
(a)
................ 35,334 10,309,048
EMCOR Group, Inc. ................... 53,285 34,610,739
Everus Construction Group, Inc.
(a) (b)
........ 61,600 5,282,200
Fluor Corp.
(a)
........................ 191,309 8,048,370
Granite Construction, Inc. ............... 52,894 5,799,827
Great Lakes Dredge & Dock Corp.
(a)
........ 109,819 1,316,730
IES Holdings, Inc.
(a) (b)
.................. 9,725 3,867,146
Limbach Holdings, Inc.
(a) (b)
............... 11,913 1,156,990
MasTec, Inc.
(a)
....................... 74,591 15,873,711
MYR Group, Inc.
(a)
.................... 20,219 4,206,159
NWPX Infrastructure, Inc.
(a)
.............. 17,146 907,538
Orion Group Holdings, Inc.
(a) (b)
............ 54,582 454,122
Primoris Services Corp. ................ 66,339 9,110,335
Quanta Services, Inc. .................. 178,834 74,112,386
Sterling Infrastructure, Inc.
(a) (b)
............ 36,857 12,519,586
Tutor Perini Corp.
(a) (b)
.................. 56,986 3,737,712
Valmont Industries, Inc. ................. 23,804 9,229,525
WillScot Holdings Corp. ................ 228,300 4,819,413
297,306,327
Security
Shares
Shares Value
Construction Materials — 0.3%
Amrize Ltd.
(a) (b)
....................... 611,415 $ 29,671,970
CRH plc ........................... 806,276 96,672,492
Eagle Materials, Inc.
(b)
.................. 39,527 9,211,372
Knife River Corp.
(a) (b)
................... 68,837 5,291,500
Martin Marietta Materials, Inc. ............ 72,284 45,559,160
United States Lime & Minerals, Inc.
(b)
....... 14,619 1,923,129
Vulcan Materials Co. .................. 160,106 49,251,808
237,581,431
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 334,954 13,130,197
American Express Co. ................. 651,791 216,498,898
Bread Financial Holdings, Inc. ............ 45,918 2,560,847
Capital One Financial Corp. .............. 767,725 163,202,980
Credit Acceptance Corp.
(a) (b)
.............. 8,161 3,810,616
Dave, Inc. , Class A
(a) (b)
................. 13,484 2,688,035
Encore Capital Group, Inc.
(a)
............. 28,467 1,188,213
Enova International, Inc.
(a)
............... 32,890 3,785,310
EZCORP, Inc. , Class A, NVS
(a)
............ 63,784 1,214,447
FirstCash Holdings, Inc. ................ 47,445 7,516,237
Green Dot Corp. , Class A
(a) (b)
............. 74,312 998,010
LendingClub Corp.
(a)
................... 132,074 2,006,204
LendingTree, Inc.
(a) (b)
.................. 14,757 955,221
Navient Corp. ....................... 113,393 1,491,118
Nelnet, Inc. , Class A ................... 21,428 2,686,643
NerdWallet, Inc. , Class A
(a) (b)
............. 64,581 694,892
OneMain Holdings, Inc. ................. 146,189 8,253,831
OppFi, Inc. , Class A ................... 65 736
PRA Group, Inc.
(a)
.................... 53,290 822,798
PROG Holdings, Inc. .................. 57,244 1,852,416
SLM Corp. ......................... 258,078 7,143,599
SoFi Technologies, Inc.
(a) (b)
.............. 1,443,996 38,150,374
Synchrony Financial ................... 444,850 31,606,592
Upstart Holdings, Inc.
(a) (b)
................ 102,437 5,203,800
World Acceptance Corp.
(a) (b)
.............. 3,884 656,940
518,118,954
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 478,546 8,379,340
Andersons, Inc. (The) .................. 39,249 1,562,503
BJ's Wholesale Club Holdings, Inc.
(a)
........ 158,822 14,810,152
Casey's General Stores, Inc. ............. 44,864 25,362,517
Chefs' Warehouse, Inc. (The)
(a)
........... 47,593 2,776,100
Costco Wholesale Corp. ................ 532,233 492,650,832
Dollar General Corp. .................. 263,409 27,223,320
Dollar Tree, Inc.
(a) (b)
................... 234,348 22,115,421
Grocery Outlet Holding Corp.
(a) (b)
........... 107,637 1,727,574
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 26,345 691,029
Ingles Markets, Inc. , Class A ............. 17,700 1,231,212
Kroger Co. (The) ..................... 729,567 49,180,111
Maplebear, Inc.
(a)
..................... 221,200 8,131,312
Natural Grocers by Vitamin Cottage, Inc. ..... 14,353 574,120
Performance Food Group Co.
(a)
........... 190,661 19,836,370
PriceSmart, Inc. ...................... 31,586 3,827,907
Sprouts Farmers Market, Inc.
(a)
............ 119,158 12,964,390
Sysco Corp. ........................ 569,649 46,904,899
Target Corp. ........................ 543,782 48,777,245
United Natural Foods, Inc.
(a)
.............. 68,643 2,582,350
US Foods Holding Corp.
(a)
............... 271,418 20,796,047
Walmart, Inc. ........................ 5,264,315 542,540,304
Weis Markets, Inc. .................... 13,888 998,131
1,355,643,186
Containers & Packaging — 0.2%
Amcor plc .......................... 2,792,786 22,844,989
AptarGroup, Inc. ..................... 78,757 10,526,661

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Avery Dennison Corp. .................. 91,977 $ 14,915,910
Ball Corp. .......................... 329,300 16,603,306
Crown Holdings, Inc. .................. 141,150 13,633,678
Graphic Packaging Holding Co. ........... 362,538 7,094,869
Greif, Inc. , Class A, NVS ................ 28,951 1,730,112
Greif, Inc. , Class B .................... 10,634 655,161
International Paper Co. ................. 635,417 29,483,349
Myers Industries, Inc. .................. 50,379 853,420
O-I Glass, Inc.
(a)
...................... 182,293 2,364,340
Packaging Corp. of America ............. 106,522 23,214,339
Sealed Air Corp. ..................... 169,705 5,999,072
Silgan Holdings, Inc. ................... 106,482 4,579,791
Smurfit WestRock plc .................. 629,864 26,813,310
Sonoco Products Co. .................. 115,573 4,980,041
TriMas Corp. ........................ 46,198 1,785,091
188,077,439
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 23,926 618,966
Genuine Parts Co. .................... 168,264 23,321,390
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 34,225 971,990
LKQ Corp. ......................... 310,163 9,472,378
Pool Corp. ......................... 40,252 12,480,938
46,865,662
Diversified Consumer Services — 0.1%
ADT, Inc. .......................... 585,422 5,099,026
Adtalem Global Education, Inc.
(a)
.......... 44,049 6,803,368
American Public Education, Inc.
(a) (b)
......... 33,212 1,310,878
Bright Horizons Family Solutions, Inc.
(a)
...... 70,508 7,655,053
Carriage Services, Inc. ................. 21,176 943,179
Coursera, Inc.
(a) (b)
..................... 180,960 2,119,042
Driven Brands Holdings, Inc.
(a) (b)
........... 75,280 1,212,761
Duolingo, Inc. , Class A
(a)
................ 47,299 15,222,710
Frontdoor, Inc.
(a)
...................... 91,365 6,147,951
Graham Holdings Co. , Class B ............ 3,708 4,365,465
Grand Canyon Education, Inc.
(a)
........... 34,487 7,570,586
H&R Block, Inc. ...................... 162,605 8,222,935
KinderCare Learning Cos., Inc.
(a) (b)
......... 65 432
Laureate Education, Inc.
(a)
............... 169,764 5,354,357
Lincoln Educational Services Corp.
(a) (b)
....... 29,646 696,681
Matthews International Corp. , Class A ....... 43,204 1,048,993
Mister Car Wash, Inc.
(a) (b)
................ 146,679 781,799
OneSpaWorld Holdings Ltd.
(b)
............ 128,249 2,711,184
Perdoceo Education Corp. ............... 75,380 2,838,811
Service Corp. International .............. 170,110 14,156,554
Strategic Education, Inc. ................ 29,195 2,511,062
Stride, Inc.
(a)
........................ 51,210 7,627,217
Udemy, Inc.
(a) (b)
...................... 116,870 819,259
Universal Technical Institute, Inc.
(a) (b)
........ 64,659 2,104,650
107,323,953
Diversified REITs — 0.0%
Alexander & Baldwin, Inc. ............... 131,626 2,394,277
American Assets Trust, Inc. .............. 62,514 1,270,284
Armada Hoffler Properties, Inc. ........... 128,292 899,327
Broadstone Net Lease, Inc. .............. 231,618 4,139,014
CTO Realty Growth, Inc. ................ 34,407 560,834
Essential Properties Realty Trust, Inc. ....... 227,335 6,765,490
Gladstone Commercial Corp. ............. 62,600 771,232
Global Net Lease, Inc. ................. 233,561 1,898,851
WP Carey, Inc. ...................... 256,255 17,315,150
36,014,459
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a) (b)
...................... 24,220 $ 520,003
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 283,694 13,923,701
AT&T, Inc. .......................... 8,559,970 241,733,553
ATN International, Inc. ................. 21,706 324,939
Bandwidth, Inc. , Class A
(a)
............... 29,857 497,716
Cogent Communications Holdings, Inc. ...... 62,245 2,387,096
Frontier Communications Parent, Inc.
(a)
...... 306,025 11,430,034
GCI Liberty, Inc. , Class A
(a)
.............. 4,211 158,144
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 27,334 1,018,738
Globalstar, Inc.
(a) (b)
.................... 59,769 2,174,994
IDT Corp. , Class B .................... 24,007 1,255,806
Iridium Communications, Inc. ............. 140,059 2,445,430
Liberty Global Ltd. , Class A
(a)
............. 174,579 2,000,675
Liberty Global Ltd. , Class C, NVS
(a)
......... 227,208 2,669,694
Liberty Latin America Ltd. , Class A
(a)
........ 63,312 524,857
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 140,169 1,183,026
Lumen Technologies, Inc.
(a)
.............. 1,160,563 7,102,646
Shenandoah Telecommunications Co. ....... 67,110 900,616
Uniti Group, Inc.
(b)
.................... 185,814 1,137,182
Verizon Communications, Inc. ............ 5,051,664 222,020,633
515,409,483
Electric Utilities — 1.4%
ALLETE, Inc. ....................... 73,733 4,895,871
Alliant Energy Corp. ................... 308,301 20,782,570
American Electric Power Co., Inc. .......... 639,429 71,935,763
Constellation Energy Corp. .............. 375,278 123,492,732
Duke Energy Corp. ................... 921,253 114,005,059
Edison International ................... 460,640 25,464,179
Entergy Corp. ....................... 534,885 49,845,933
Evergy, Inc. ......................... 277,690 21,109,994
Eversource Energy ................... 447,387 31,827,111
Exelon Corp. ........................ 1,197,801 53,913,023
FirstEnergy Corp. .................... 617,816 28,308,329
Genie Energy Ltd. , Class B .............. 23,112 345,524
Hawaiian Electric Industries, Inc.
(a) (b)
........ 221,860 2,449,334
IDACORP, Inc. ...................... 65,797 8,695,074
MGE Energy, Inc. ..................... 43,667 3,675,888
NextEra Energy, Inc. .................. 2,470,496 186,497,743
NRG Energy, Inc. ..................... 232,683 37,683,012
OGE Energy Corp. .................... 258,652 11,967,828
Oklo, Inc. , Class A
(a) (b)
.................. 140,838 15,721,746
Otter Tail Corp. ...................... 50,562 4,144,567
PG&E Corp. ........................ 2,644,418 39,877,823
Pinnacle West Capital Corp. ............. 141,515 12,688,235
Portland General Electric Co. ............. 118,700 5,222,800
PPL Corp. ......................... 889,688 33,060,806
Southern Co. (The) ................... 1,313,556 124,485,702
TXNM Energy, Inc. .................... 120,687 6,824,850
Xcel Energy, Inc. ..................... 697,284 56,235,955
1,095,157,451
Electrical Equipment — 1.0%
Acuity, Inc. ......................... 36,768 12,662,532
Allient, Inc.
(b)
........................ 22,761 1,018,555
American Superconductor Corp.
(a) (b)
........ 51,544 3,061,198
AMETEK, Inc. ....................... 276,283 51,941,204
Amprius Technologies, Inc.
(a) (b)
............ 164,530 1,730,856
Array Technologies, Inc.
(a) (b)
.............. 170,165 1,386,845
Atkore, Inc. ......................... 45,122 2,830,954
Bloom Energy Corp. , Class A
(a) (b)
.......... 259,446 21,941,348
ChargePoint Holdings, Inc.
(a) (b)
............ 32,119 350,740
Eaton Corp. plc ...................... 466,643 174,641,143
Emerson Electric Co. .................. 676,621 88,759,143
EnerSys ........................... 46,963 5,304,940

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Enovix Corp.
(a) (b)
...................... 219,509 $ 2,188,505
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 300,521 3,422,934
Fluence Energy, Inc. , Class A
(a) (b)
.......... 70,286 759,089
GE Vernova, Inc. ..................... 327,208 201,200,199
Generac Holdings, Inc.
(a) (b)
............... 71,001 11,885,567
GrafTech International Ltd.
(a) (b)
............ 25,634 328,628
Hubbell, Inc. ........................ 63,840 27,470,990
KULR Technology Group, Inc.
(a) (b)
.......... 75,448 313,864
LSI Industries, Inc. .................... 35,838 846,135
NANO Nuclear Energy, Inc.
(a) (b)
............ 39,044 1,505,537
NEXTracker, Inc. , Class A
(a) (b)
............. 175,687 12,999,081
NuScale Power Corp. , Class A
(a) (b)
.......... 160,677 5,784,372
nVent Electric plc ..................... 194,992 19,234,011
Plug Power, Inc.
(a) (b)
................... 1,362,759 3,175,228
Powell Industries, Inc.
(b)
................ 11,014 3,357,177
Power Solutions International, Inc.
(a) (b)
....... 8,015 787,233
Preformed Line Products Co. ............. 3,377 662,399
Regal Rexnord Corp. .................. 81,042 11,624,665
Rockwell Automation, Inc. ............... 135,161 47,242,824
Sensata Technologies Holding plc .......... 182,353 5,570,884
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 205,701 1,524,244
Sunrun, Inc.
(a) (b)
...................... 276,501 4,780,702
Thermon Group Holdings, Inc.
(a)
........... 40,880 1,092,314
Vertiv Holdings Co. , Class A ............. 460,454 69,464,090
Vicor Corp.
(a)
........................ 29,533 1,468,381
804,318,511
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc. .......... 45,121 7,676,887
Aeva Technologies, Inc.
(a) (b)
.............. 39,806 577,187
Amphenol Corp. , Class A ............... 1,459,015 180,553,106
Arlo Technologies, Inc.
(a)
................ 134,897 2,286,504
Arrow Electronics, Inc.
(a)
................ 60,545 7,325,945
Avnet, Inc. ......................... 90,207 4,716,022
Badger Meter, Inc. .................... 34,544 6,168,868
Bel Fuse, Inc. , Class B, NVS
(b)
............ 15,470 2,181,579
Belden, Inc. ........................ 50,351 6,055,715
Benchmark Electronics, Inc. ............. 48,739 1,878,888
CDW Corp. ......................... 157,420 25,073,858
Climb Global Solutions, Inc.
(b)
............. 6,577 886,843
Cognex Corp. ....................... 207,062 9,379,909
Coherent Corp.
(a)
..................... 189,795 20,444,717
Corning, Inc. ........................ 932,454 76,489,202
Crane NXT Co. ...................... 62,338 4,181,010
CTS Corp. ......................... 45,129 1,802,452
Daktronics, Inc.
(a)
..................... 65,388 1,367,917
ePlus, Inc. ......................... 32,026 2,274,166
Evolv Technologies Holdings, Inc.
(a) (b)
....... 179,837 1,357,769
Fabrinet
(a)
.......................... 43,078 15,707,100
Flex Ltd.
(a)
.......................... 452,267 26,217,918
Frequency Electronics, Inc.
(a) (b)
............ 26 882
Insight Enterprises, Inc.
(a)
............... 37,978 4,307,085
IPG Photonics Corp.
(a) (b)
................ 38,803 3,072,810
Itron, Inc.
(a)
......................... 53,652 6,682,893
Jabil, Inc. .......................... 128,866 27,985,829
Keysight Technologies, Inc.
(a)
............. 207,550 36,304,646
Kimball Electronics, Inc.
(a)
............... 34,105 1,018,375
Knowles Corp.
(a) (b)
.................... 122,207 2,848,645
Littelfuse, Inc. ....................... 30,479 7,894,366
Methode Electronics, Inc. ............... 42,998 324,635
MicroVision, Inc.
(a) (b)
................... 323,585 401,245
Mirion Technologies, Inc. , Class A
(a) (b)
....... 287,150 6,679,109
Napco Security Technologies, Inc. ......... 44,995 1,932,535
Neonode, Inc.
(a) (b)
..................... 26,167 91,323
nLight, Inc.
(a)
........................ 67,111 1,988,499
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.
(a)
...................... 43,535 $ 4,360,030
OSI Systems, Inc.
(a) (b)
.................. 19,465 4,851,457
Ouster, Inc. , Class A
(a) (b)
................ 65,573 1,773,750
PC Connection, Inc. ................... 19,529 1,210,603
Plexus Corp.
(a)
....................... 31,889 4,614,019
Powerfleet, Inc.
(a) (b)
.................... 132,602 694,834
Ralliant Corp. ....................... 137,415 6,009,158
Red Cat Holdings, Inc.
(a) (b)
............... 115,196 1,192,279
Rogers Corp.
(a)
...................... 20,444 1,644,924
Sanmina Corp.
(a) (b)
.................... 63,860 7,350,925
ScanSource, Inc.
(a)
.................... 27,455 1,207,745
SmartRent, Inc. , Class A
(a) (b)
.............. 292,550 412,496
TD SYNNEX Corp. .................... 91,853 15,040,929
TE Connectivity plc ................... 353,313 77,562,803
Teledyne Technologies, Inc.
(a)
............. 55,762 32,678,762
Trimble, Inc.
(a)
....................... 288,278 23,537,899
TTM Technologies, Inc.
(a)
................ 120,713 6,953,069
Vishay Intertechnology, Inc. .............. 138,747 2,122,829
Vishay Precision Group, Inc.
(a) (b)
........... 18,663 598,149
Vontier Corp. ........................ 180,123 7,559,762
Vuzix Corp.
(a) (b)
...................... 194,085 607,486
Zebra Technologies Corp. , Class A
(a)
........ 62,433 18,552,590
726,672,937
Energy Equipment & Services — 0.3%
Archrock, Inc. ....................... 213,899 5,627,683
Aris Water Solutions, Inc. , Class A ......... 32,288 796,222
Atlas Energy Solutions, Inc. .............. 86,308 981,322
Baker Hughes Co. , Class A .............. 1,179,189 57,450,088
Bristow Group, Inc.
(a) (b)
................. 31,677 1,142,906
Cactus, Inc. , Class A .................. 88,147 3,479,162
Core Laboratories, Inc.
(b)
................ 67,360 832,570
Expro Group Holdings NV
(a) (b)
............. 142,393 1,691,629
Halliburton Co. ...................... 1,032,517 25,399,918
Helix Energy Solutions Group, Inc.
(a)
........ 193,231 1,267,595
Helmerich & Payne, Inc. ................ 124,595 2,752,304
Innovex International, Inc.
(a) (b)
............. 41,213 764,089
Kodiak Gas Services, Inc. ............... 82,336 3,043,962
Liberty Energy, Inc. , Class A ............. 197,503 2,437,187
Nabors Industries Ltd.
(a) (b)
............... 19,760 807,591
Noble Corp. plc ...................... 156,932 4,438,037
NOV, Inc. .......................... 485,518 6,433,113
Oceaneering International, Inc.
(a)
.......... 127,588 3,161,631
Oil States International, Inc.
(a) (b)
........... 83,654 506,943
Patterson-UTI Energy, Inc. .............. 447,349 2,317,268
ProPetro Holding Corp.
(a)
................ 97,894 512,965
RPC, Inc. .......................... 98,613 469,398
Schlumberger NV .................... 1,787,267 61,428,367
SEACOR Marine Holdings, Inc.
(a) (b)
......... 54,004 350,486
Seadrill Ltd.
(a) (b)
...................... 79,547 2,403,115
Select Water Solutions, Inc. , Class A ........ 118,393 1,265,621
Solaris Energy Infrastructure, Inc. , Class A .... 46,812 1,871,076
TechnipFMC plc ...................... 502,673 19,830,450
TETRA Technologies, Inc.
(a) (b)
............. 159,091 914,773
Tidewater, Inc.
(a) (b)
.................... 56,796 3,028,931
Transocean Ltd.
(a) (b)
................... 1,006,770 3,141,122
Valaris Ltd.
(a) (b)
....................... 78,499 3,828,396
Weatherford International plc ............. 85,785 5,870,267
230,246,187
Entertainment — 1.6%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 642,670 1,863,743
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 14,756 670,955
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 61,037 2,538,529
Cinemark Holdings, Inc.
(b)
............... 121,631 3,408,101

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Electronic Arts, Inc. ................... 269,320 $ 54,321,844
Eventbrite, Inc. , Class A
(a) (b)
.............. 119,611 301,420
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 34,862 3,319,560
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 265,459 27,727,192
Liberty Media Corp.-Liberty Live , Class A
(a)
.... 32,717 3,085,213
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a) (b)
......................... 57,228 5,549,399
Lionsgate Studios Corp.
(a)
............... 245,841 1,696,303
Live Nation Entertainment, Inc.
(a) (b)
......... 191,191 31,240,609
Madison Square Garden Entertainment Corp.
(a)
. 55,579 2,514,394
Madison Square Garden Sports Corp.
(a)
...... 22,283 5,058,241
Marcus Corp. (The) ................... 33,899 525,774
Netflix, Inc.
(a)
........................ 510,061 611,522,334
Playtika Holding Corp. ................. 149,778 582,636
ROBLOX Corp. , Class A
(a)
............... 776,038 107,496,784
Roku, Inc. , Class A
(a)
.................. 160,324 16,053,242
Sphere Entertainment Co. , Class A
(a) (b)
....... 30,849 1,916,340
Starz Entertainment Corp.
(b)
.............. 16,504 243,104
Take-Two Interactive Software, Inc.
(a)
........ 208,627 53,900,872
TKO Group Holdings, Inc. , Class A ......... 82,926 16,747,735
Vivid Seats, Inc. , Class A
(a) (b)
............. 5,199 86,407
Walt Disney Co. (The) ................. 2,158,552 247,154,204
Warner Bros Discovery, Inc.
(a)
............ 2,968,655 57,977,832
Warner Music Group Corp. , Class A ........ 175,021 5,961,215
1,263,463,982
Financial Services — 3.8%
Affirm Holdings, Inc. , Class A
(a)
............ 339,303 24,796,263
Alerus Financial Corp. ................. 31,411 695,440
Apollo Global Management, Inc. ........... 554,935 73,956,187
AvidXchange Holdings, Inc.
(a) (b)
............ 237,110 2,359,244
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,196,839 1,104,438,839
Block, Inc. , Class A
(a)
.................. 661,907 47,836,019
Cannae Holdings, Inc. ................. 96,523 1,767,336
Cantaloupe, Inc.
(a) (b)
................... 99,788 1,054,759
Cass Information Systems, Inc. ........... 21,070 828,683
Chime Financial, Inc. , Class A
(a) (b)
.......... 48,832 984,941
Corpay, Inc.
(a)
....................... 85,047 24,498,639
Enact Holdings, Inc. ................... 51,660 1,980,644
Equitable Holdings, Inc. ................ 334,792 17,000,738
Essent Group Ltd. .................... 116,123 7,380,778
Euronet Worldwide, Inc.
(a) (b)
.............. 47,214 4,145,861
EVERTEC, Inc. ...................... 83,720 2,828,062
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 10,595 1,779,748
Fidelity National Information Services, Inc. .... 633,658 41,783,409
Fiserv, Inc.
(a)
........................ 652,346 84,106,970
Flywire Corp.
(a) (b)
..................... 130,509 1,767,092
Global Payments, Inc. ................. 294,505 24,467,475
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 151,621 4,654,765
International Money Express, Inc.
(a)
......... 45,655 637,800
Jack Henry & Associates, Inc. ............ 87,570 13,041,800
Jackson Financial, Inc. , Class A ........... 56,429 5,712,308
loanDepot, Inc. , Class A
(a) (b)
.............. 286 878
Marqeta, Inc. , Class A
(a) (b)
............... 549,065 2,899,063
Mastercard, Inc. , Class A ................ 989,203 562,668,558
Merchants Bancorp ................... 35,572 1,131,190
MGIC Investment Corp. ................ 282,065 8,002,184
Mr Cooper Group, Inc. ................. 77,570 16,350,980
NCR Atleos Corp.
(a)
................... 85,318 3,353,851
NewtekOne, Inc. ..................... 38,343 439,027
NMI Holdings, Inc. , Class A
(a)
............. 104,735 4,015,540
Security
Shares
Shares Value
Financial Services (continued)
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 50,962 $ 1,559,437
Payoneer Global, Inc.
(a)
................. 305,634 1,849,086
PayPal Holdings, Inc.
(a)
................. 1,148,572 77,023,238
PennyMac Financial Services, Inc. ......... 35,409 4,386,467
Radian Group, Inc. .................... 171,120 6,197,966
Remitly Global, Inc.
(a) (b)
................. 215,155 3,507,027
Repay Holdings Corp. , Class A
(a) (b)
......... 107,001 559,615
Rocket Cos., Inc. , Class A
(b)
.............. 307,443 5,958,245
Sezzle, Inc.
(a) (b)
...................... 18,866 1,500,413
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 83,212 6,440,609
Toast, Inc. , Class A
(a)
.................. 561,903 20,515,079
UWM Holdings Corp. , Class A ............ 260,898 1,588,869
Velocity Financial, Inc.
(a)
................ 33 599
Visa, Inc. , Class A .................... 2,036,462 695,207,398
Voya Financial, Inc. ................... 115,113 8,610,452
Walker & Dunlop, Inc. .................. 43,110 3,604,858
Waterstone Financial, Inc. ............... 51,444 802,526
Western Union Co. (The) ............... 284,226 2,270,966
WEX, Inc.
(a) (b)
........................ 42,792 6,741,024
2,941,688,945
Food Products — 0.5%
Alico, Inc. .......................... 23,807 825,151
Archer-Daniels-Midland Co. .............. 576,325 34,429,656
B&G Foods, Inc. ..................... 136,098 602,914
Beyond Meat, Inc.
(a) (b)
.................. 177,505 335,484
Bunge Global SA ..................... 164,179 13,339,544
Calavo Growers, Inc. .................. 22,816 587,284
Cal-Maine Foods, Inc. .................. 51,959 4,889,342
Campbell's Co. (The) .................. 228,614 7,219,630
Conagra Brands, Inc. .................. 568,468 10,408,649
Darling Ingredients, Inc.
(a)
............... 192,797 5,951,643
Flowers Foods, Inc. ................... 244,381 3,189,172
Fresh Del Monte Produce, Inc. ............ 49,456 1,717,112
Freshpet, Inc.
(a)
...................... 60,413 3,329,360
General Mills, Inc. .................... 649,679 32,756,815
Hain Celestial Group, Inc. (The)
(a) (b)
......... 107,299 169,532
Hershey Co. (The) .................... 178,183 33,329,130
Hormel Foods Corp. ................... 352,219 8,713,898
Ingredion, Inc. ....................... 76,652 9,359,976
J & J Snack Foods Corp. ................ 20,035 1,925,163
J M Smucker Co. (The) ................. 127,699 13,868,111
John B Sanfilippo & Son, Inc. ............. 11,650 748,862
Kellanova .......................... 323,504 26,533,798
Kraft Heinz Co. (The) .................. 1,014,194 26,409,612
Lamb Weston Holdings, Inc. ............. 172,028 9,991,386
Marzetti Co. (The) .................... 25,339 4,378,326
McCormick & Co., Inc. (Non-Voting) , NVS .... 303,062 20,277,878
Mission Produce, Inc.
(a) (b)
................ 61,364 737,595
Mondelez International, Inc. , Class A ........ 1,555,165 97,151,158
Pilgrim's Pride Corp. ................... 47,542 1,935,910
Post Holdings, Inc.
(a)
................... 54,052 5,809,509
Seaboard Corp. ...................... 260 948,220
Simply Good Foods Co. (The)
(a)
........... 114,907 2,851,992
SunOpta, Inc.
(a) (b)
..................... 120,902 708,486
Tootsie Roll Industries, Inc. .............. 27,294 1,144,165
TreeHouse Foods, Inc.
(a)
................ 60,628 1,225,292
Tyson Foods, Inc. , Class A .............. 342,582 18,602,203
Utz Brands, Inc. , Class A ................ 87,742 1,066,065
Vital Farms, Inc.
(a) (b)
................... 46,110 1,897,427
409,365,450
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 189,355 32,332,366
Chesapeake Utilities Corp. .............. 27,572 3,713,673

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities (continued)
MDU Resources Group, Inc. ............. 245,543 $ 4,373,121
National Fuel Gas Co. ................. 110,060 10,166,242
New Jersey Resources Corp. ............. 127,011 6,115,580
Northwest Natural Holding Co. ............ 59,768 2,685,376
ONE Gas, Inc. ....................... 72,927 5,902,711
Southwest Gas Holdings, Inc. ............ 73,824 5,783,372
Spire, Inc. .......................... 68,790 5,607,761
UGI Corp. .......................... 254,665 8,470,158
85,150,360
Ground Transportation — 0.9%
ArcBest Corp. ....................... 29,155 2,037,060
Avis Budget Group, Inc.
(a)
............... 21,167 3,398,891
Covenant Logistics Group, Inc. , Class A ...... 23,292 504,505
CSX Corp. ......................... 2,230,867 79,218,087
FTAI Infrastructure, Inc. ................. 181,437 791,065
Heartland Express, Inc. ................. 55,853 468,048
Hertz Global Holdings, Inc.
(a) (b)
............ 168,951 1,148,867
JB Hunt Transport Services, Inc. .......... 92,397 12,396,905
Knight-Swift Transportation Holdings, Inc. .... 195,103 7,708,519
Landstar System, Inc. .................. 42,226 5,175,219
Lyft, Inc. , Class A
(a) (b)
................... 484,474 10,663,273
Marten Transport Ltd. .................. 77,385 824,924
Norfolk Southern Corp. ................. 268,695 80,718,665
Old Dominion Freight Line, Inc. ........... 223,469 31,459,966
RXO, Inc.
(a) (b)
........................ 216,828 3,334,815
Ryder System, Inc. .................... 47,217 8,907,015
Saia, Inc.
(a) (b)
........................ 32,030 9,588,501
Schneider National, Inc. , Class B .......... 53,808 1,138,577
Uber Technologies, Inc.
(a)
............... 2,504,220 245,338,433
U-Haul Holding Co.
(a) (b)
................. 11,317 645,861
U-Haul Holding Co. , NVS
(b)
.............. 121,254 6,171,829
Union Pacific Corp. ................... 708,414 167,447,817
Werner Enterprises, Inc. ................ 81,640 2,148,765
XPO, Inc.
(a) (b)
........................ 141,521 18,294,420
699,530,027
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 2,082,777 278,967,151
Align Technology, Inc.
(a)
................. 83,635 10,472,775
Alphatec Holdings, Inc.
(a) (b)
............... 147,863 2,149,928
AngioDynamics, Inc.
(a) (b)
................ 78,017 871,450
Artivion, Inc.
(a)
....................... 57,693 2,442,722
AtriCure, Inc.
(a) (b)
..................... 61,436 2,165,619
Avanos Medical, Inc.
(a)
................. 60,952 704,605
AxoGen, Inc.
(a) (b)
..................... 49,582 884,543
Baxter International, Inc. ................ 628,880 14,319,598
Becton Dickinson & Co. ................ 343,887 64,365,330
Beta Bionics, Inc.
(a) (b)
.................. 49,508 983,724
Boston Scientific Corp.
(a)
................ 1,783,242 174,097,916
Butterfly Network, Inc. , Class A
(a) (b)
......... 216,703 418,237
Cerus Corp.
(a)
....................... 323,206 513,898
CONMED Corp. ...................... 40,021 1,882,188
Cooper Cos., Inc. (The)
(a)
............... 242,467 16,623,537
Delcath Systems, Inc.
(a) (b)
............... 40,398 434,278
Dentsply Sirona, Inc. .................. 264,244 3,353,256
Dexcom, Inc.
(a)
...................... 473,945 31,891,759
Edwards Lifesciences Corp.
(a)
............ 703,878 54,740,592
Embecta Corp. ...................... 66,508 938,428
Enovis Corp.
(a) (b)
...................... 74,605 2,263,516
Envista Holdings Corp.
(a) (b)
............... 215,715 4,394,115
GE HealthCare Technologies, Inc. ......... 551,341 41,405,709
Glaukos Corp.
(a)
...................... 72,130 5,882,201
Globus Medical, Inc. , Class A
(a)
........... 137,610 7,880,925
Haemonetics Corp.
(a)
.................. 63,095 3,075,250
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(a)
....................... 266,828 $ 18,008,222
ICU Medical, Inc.
(a)
.................... 29,557 3,545,658
IDEXX Laboratories, Inc.
(a)
............... 96,083 61,386,468
Inspire Medical Systems, Inc.
(a)
........... 36,080 2,677,136
Insulet Corp.
(a)
....................... 85,132 26,282,802
Integer Holdings Corp.
(a)
................ 43,758 4,521,514
Integra LifeSciences Holdings Corp.
(a) (b)
...... 84,852 1,215,929
Intuitive Surgical, Inc.
(a)
................. 430,762 192,649,689
iRhythm Technologies, Inc.
(a) (b)
............ 39,774 6,840,730
Lantheus Holdings, Inc.
(a)
............... 83,216 4,268,149
LeMaitre Vascular, Inc. ................. 25,162 2,201,927
LivaNova plc
(a)
....................... 65,272 3,418,947
Masimo Corp.
(a) (b)
..................... 54,289 8,010,342
Medtronic plc ....................... 1,534,286 146,125,399
Merit Medical Systems, Inc.
(a)
............. 71,756 5,972,252
Neogen Corp.
(a)
...................... 298,853 1,706,451
Novocure Ltd.
(a)
...................... 125,707 1,624,134
Omnicell, Inc.
(a)
...................... 54,652 1,664,153
OraSure Technologies, Inc.
(a)
............. 114,826 368,591
Orthofix Medical, Inc.
(a)
................. 49,193 720,186
OrthoPediatrics Corp.
(a) (b)
................ 19,022 352,478
Outset Medical, Inc.
(a) (b)
................. 35,387 499,664
Penumbra, Inc.
(a)
..................... 46,734 11,838,657
PROCEPT BioRobotics Corp.
(a) (b)
.......... 70,386 2,512,076
Pulmonx Corp.
(a) (b)
.................... 64,022 103,716
Pulse Biosciences, Inc.
(a) (b)
............... 36,728 650,086
QuidelOrtho Corp.
(a) (b)
.................. 83,052 2,445,881
ResMed, Inc. ....................... 175,562 48,056,586
RxSight, Inc.
(a) (b)
...................... 43,692 392,791
Semler Scientific, Inc.
(a) (b)
................ 10,900 327,000
Senseonics Holdings, Inc.
(a) (b)
............. 964,237 420,214
SI-BONE, Inc.
(a)
...................... 53,170 782,662
Solventum Corp.
(a)
.................... 178,957 13,063,861
STAAR Surgical Co.
(a)
.................. 60,389 1,622,652
STERIS plc ......................... 119,054 29,458,722
Stryker Corp. ....................... 413,661 152,918,062
Surmodics, Inc.
(a)
..................... 17,282 516,559
Tandem Diabetes Care, Inc.
(a)
............ 81,303 987,018
Teleflex, Inc. ........................ 54,686 6,691,379
TransMedics Group, Inc.
(a) (b)
.............. 42,193 4,734,055
Treace Medical Concepts, Inc.
(a) (b)
.......... 67,873 455,428
UFP Technologies, Inc.
(a)
................ 8,964 1,789,214
Varex Imaging Corp.
(a)
................. 49,434 612,982
Zimmer Biomet Holdings, Inc. ............ 237,046 23,349,031
Zimvie, Inc.
(a)
........................ 40,757 771,938
1,526,684,641
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(a) (b)
............ 113,535 2,811,127
AdaptHealth Corp.
(a)
................... 130,185 1,165,156
Addus HomeCare Corp.
(a) (b)
.............. 22,559 2,661,736
agilon health, Inc.
(a) (b)
.................. 367,442 378,465
Alignment Healthcare, Inc.
(a) (b)
............ 180,960 3,157,752
AMN Healthcare Services, Inc.
(a)
........... 43,851 848,955
Astrana Health, Inc.
(a)
.................. 51,944 1,472,612
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 92,058 816,554
BrightSpring Health Services, Inc.
(a) (b)
....... 120,079 3,549,535
Brookdale Senior Living, Inc.
(a) (b)
........... 309,253 2,619,373
Cardinal Health, Inc. ................... 284,958 44,727,008
Castle Biosciences, Inc.
(a)
............... 32,420 738,203
Cencora, Inc. ....................... 228,971 71,560,307
Centene Corp.
(a)
..................... 559,276 19,954,968
Chemed Corp. ....................... 17,196 7,699,337
Cigna Group (The) .................... 319,969 92,231,064
Clover Health Investments Corp. , Class A
(a) (b)
.. 570,870 1,746,862

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(a) (b)
........ 190,100 $ 610,221
Concentra Group Holdings Parent, Inc. ...... 139,175 2,912,933
CorVel Corp.
(a)
....................... 38,122 2,951,405
Cross Country Healthcare, Inc.
(a)
.......... 41,972 596,002
CVS Health Corp. .................... 1,519,319 114,541,459
DaVita, Inc.
(a)
........................ 43,513 5,781,572
Elevance Health, Inc. .................. 269,982 87,236,584
Encompass Health Corp. ............... 121,322 15,410,320
Enhabit, Inc.
(a)
....................... 81,318 651,357
Ensign Group, Inc. (The) ................ 67,283 11,624,484
Fulgent Genetics, Inc.
(a) (b)
............... 34,848 787,565
GeneDx Holdings Corp. , Class A
(a) (b)
........ 26,223 2,825,266
Guardant Health, Inc.
(a) (b)
................ 151,306 9,453,599
HCA Healthcare, Inc. .................. 196,167 83,606,375
HealthEquity, Inc.
(a)
.................... 106,376 10,081,254
Henry Schein, Inc.
(a) (b)
.................. 125,332 8,318,285
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 248,720 14,107,398
Hinge Health, Inc. , Class A
(a) (b)
............ 22,725 1,115,343
Humana, Inc. ....................... 144,268 37,534,206
Kindly MD, Inc.
(a) (b)
.................... 559,997 599,197
Labcorp Holdings, Inc. ................. 100,205 28,764,847
LifeStance Health Group, Inc.
(a) (b)
.......... 245,437 1,349,904
McKesson Corp. ..................... 148,777 114,936,184
Molina Healthcare, Inc.
(a)
................ 65,283 12,492,555
National HealthCare Corp. ............... 18,624 2,263,002
National Research Corp. ................ 22,714 290,285
NeoGenomics, Inc.
(a)
.................. 159,919 1,234,575
Nutex Health, Inc.
(a) (b)
.................. 4,063 419,789
OPKO Health, Inc.
(a) (b)
.................. 696,304 1,079,271
Option Care Health, Inc.
(a)
............... 203,724 5,655,378
Owens & Minor, Inc.
(a) (b)
................. 98,065 470,712
PACS Group, Inc.
(a) (b)
.................. 50,951 699,557
Pediatrix Medical Group, Inc.
(a)
............ 107,481 1,800,307
Pennant Group, Inc. (The)
(a)
.............. 44,021 1,110,210
Performant Healthcare, Inc.
(a) (b)
............ 99,372 768,146
Premier, Inc. , Class A .................. 104,212 2,897,094
Privia Health Group, Inc.
(a)
............... 157,561 3,923,269
Progyny, Inc.
(a)
....................... 97,856 2,105,861
Quest Diagnostics, Inc. ................. 132,977 25,342,757
RadNet, Inc.
(a) (b)
...................... 81,724 6,228,186
Select Medical Holdings Corp. ............ 130,903 1,680,795
Surgery Partners, Inc.
(a) (b)
............... 100,902 2,183,519
Talkspace, Inc.
(a) (b)
.................... 202,226 558,144
Tenet Healthcare Corp.
(a)
................ 105,532 21,427,217
UnitedHealth Group, Inc. ................ 1,086,653 375,221,281
Universal Health Services, Inc. , Class B ..... 66,341 13,562,754
US Physical Therapy, Inc. ............... 19,423 1,649,984
1,298,999,422
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 186,566 15,548,410
American Healthcare REIT, Inc. ........... 203,191 8,536,054
CareTrust REIT, Inc. ................... 264,037 9,156,803
Community Healthcare Trust, Inc. .......... 46,990 718,947
Diversified Healthcare Trust .............. 310,711 1,370,235
Global Medical REIT, Inc. ............... 15 506
Healthcare Realty Trust, Inc. , Class A ....... 457,452 8,247,860
Healthpeak Properties, Inc. .............. 841,972 16,123,764
LTC Properties, Inc. ................... 61,217 2,256,459
Medical Properties Trust, Inc. ............. 606,393 3,074,412
National Health Investors, Inc. ............ 59,317 4,715,701
Omega Healthcare Investors, Inc. .......... 350,972 14,818,038
Sabra Health Care REIT, Inc. ............. 298,314 5,560,573
Sila Realty Trust, Inc. .................. 65,661 1,648,091
Universal Health Realty Income Trust ....... 13,894 544,228
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ........................ 548,841 $ 38,413,382
Welltower, Inc. ....................... 801,536 142,785,623
273,519,086
Health Care Technology — 0.1%
Certara, Inc.
(a) (b)
...................... 136,187 1,664,205
Claritev Corp.
(a) (b)
..................... 14,918 791,848
Doximity, Inc. , Class A
(a)
................ 161,156 11,788,561
Evolent Health, Inc. , Class A
(a)
............ 132,303 1,119,283
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 117,412 496,653
Health Catalyst, Inc.
(a) (b)
................. 78,265 223,055
HealthStream, Inc. .................... 31,360 885,606
LifeMD, Inc.
(a) (b)
...................... 55,715 378,305
OptimizeRx Corp.
(a) (b)
.................. 42,737 876,109
Phreesia, Inc.
(a) (b)
..................... 77,056 1,812,357
Schrodinger, Inc.
(a) (b)
................... 65,790 1,319,747
Simulations Plus, Inc.
(a)
................. 22,733 342,586
Teladoc Health, Inc.
(a) (b)
................. 216,128 1,670,670
Veeva Systems, Inc. , Class A
(a)
........... 181,326 54,018,829
Waystar Holding Corp.
(a) (b)
............... 115,358 4,374,375
81,762,189
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. .............. 296,520 3,561,205
Chatham Lodging Trust ................. 109,917 737,543
DiamondRock Hospitality Co. ............. 253,102 2,014,692
Host Hotels & Resorts, Inc. .............. 771,791 13,135,883
Park Hotels & Resorts, Inc. .............. 270,015 2,991,766
Pebblebrook Hotel Trust ................ 152,990 1,742,556
RLJ Lodging Trust .................... 203,053 1,461,981
Ryman Hospitality Properties, Inc. ......... 71,744 6,427,545
Service Properties Trust ................ 206,186 558,764
Summit Hotel Properties, Inc. ............. 152,430 836,841
Sunstone Hotel Investors, Inc. ............ 265,156 2,484,512
Xenia Hotels & Resorts, Inc. ............. 119,337 1,637,304
37,590,592
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a)
........ 74,364 823,210
Airbnb, Inc. , Class A
(a)
.................. 516,548 62,719,258
Aramark ........................... 320,391 12,303,014
BJ's Restaurants, Inc.
(a)
................. 31,348 957,054
Bloomin' Brands, Inc. .................. 105,400 755,718
Booking Holdings, Inc. ................. 38,902 210,042,402
Boyd Gaming Corp. ................... 66,942 5,787,136
Brinker International, Inc.
(a)
.............. 52,980 6,711,506
Caesars Entertainment, Inc.
(a) (b)
........... 256,820 6,940,561
Carnival Corp.
(a)
...................... 1,308,270 37,822,086
Cava Group, Inc.
(a) (b)
................... 121,525 7,341,325
Cheesecake Factory, Inc. (The) ........... 64,610 3,530,290
Chipotle Mexican Grill, Inc.
(a)
............. 1,613,686 63,240,354
Choice Hotels International, Inc.
(b)
.......... 24,430 2,611,811
Churchill Downs, Inc. .................. 79,710 7,732,667
Cracker Barrel Old Country Store, Inc. ....... 29,488 1,299,241
Darden Restaurants, Inc. ............... 141,057 26,851,611
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 35,551 645,606
Denny's Corp.
(a) (b)
..................... 76,266 398,871
Dine Brands Global, Inc. ................ 22,707 561,317
Domino's Pizza, Inc. ................... 37,402 16,146,817
DoorDash, Inc. , Class A
(a)
............... 445,495 121,170,185
DraftKings, Inc. , Class A
(a)
............... 607,953 22,737,442
Dutch Bros, Inc. , Class A
(a) (b)
............. 154,239 8,072,869
Expedia Group, Inc. ................... 142,412 30,440,565
First Watch Restaurant Group, Inc.
(a) (b)
....... 61,365 959,749
Flutter Entertainment plc
(a) (b)
.............. 210,864 53,559,456
Global Business Travel Group I
(a)
.......... 162,127 1,309,986

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc. .............. 25,584 $ 603,271
Hilton Grand Vacations, Inc.
(a)
............ 74,876 3,130,566
Hilton Worldwide Holdings, Inc. ........... 281,222 72,960,236
Hyatt Hotels Corp. , Class A
(b)
............. 50,625 7,185,206
Jack in the Box, Inc. ................... 24,420 482,783
Krispy Kreme, Inc.
(b)
................... 118,876 460,050
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 9,304 552,751
Las Vegas Sands Corp. ................ 372,639 20,044,252
Life Time Group Holdings, Inc.
(a) (b)
.......... 181,568 5,011,277
Light & Wonder, Inc. , Class A
(a) (b)
.......... 102,366 8,592,602
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 62,266 797,005
Lucky Strike Entertainment Corp. , Class A
(b)
... 49,720 509,133
Marriott International, Inc. , Class A ......... 270,642 70,486,003
Marriott Vacations Worldwide Corp. ......... 38,668 2,573,742
McDonald's Corp. .................... 855,148 259,870,926
MGM Resorts International
(a)
............. 241,548 8,372,054
Monarch Casino & Resort, Inc. ............ 15,144 1,602,841
Norwegian Cruise Line Holdings Ltd.
(a)
....... 539,255 13,281,851
Papa John's International, Inc. ............ 37,146 1,788,580
Penn Entertainment, Inc.
(a)
............... 170,049 3,275,144
Planet Fitness, Inc. , Class A
(a) (b)
........... 101,028 10,486,706
Portillo's, Inc. , Class A
(a) (b)
............... 76,436 493,012
Pursuit Attractions & Hospitality, Inc.
(a)
....... 33,895 1,226,321
RCI Hospitality Holdings, Inc.
(b)
............ 10,848 330,973
Red Rock Resorts, Inc. , Class A ........... 57,617 3,518,094
Royal Caribbean Cruises Ltd. ............ 303,569 98,228,857
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 119,261 2,442,465
Sabre Corp.
(a) (b)
...................... 477,883 874,526
Serve Robotics, Inc.
(a) (b)
................. 141,411 1,644,610
Shake Shack, Inc. , Class A
(a)
............. 49,228 4,608,233
Sharplink Gaming, Inc.
(a) (b)
............... 208,443 3,545,615
Six Flags Entertainment Corp.
(a) (b)
.......... 111,571 2,534,893
Soho House & Co., Inc. , Class A
(a) (b)
........ 76,935 680,875
Starbucks Corp. ...................... 1,364,685 115,452,351
Sweetgreen, Inc. , Class A
(a) (b)
............. 128,319 1,023,986
Texas Roadhouse, Inc. ................. 80,591 13,390,195
Travel + Leisure Co. ................... 77,377 4,603,158
United Parks & Resorts, Inc.
(a) (b)
........... 33,022 1,707,237
Vail Resorts, Inc. ..................... 43,591 6,519,906
Wendy's Co. (The) .................... 215,103 1,970,343
Wingstop, Inc.
(b)
...................... 34,044 8,568,194
Wyndham Hotels & Resorts, Inc. .......... 94,346 7,538,245
Wynn Resorts Ltd. .................... 101,464 13,014,787
Xponential Fitness, Inc. , Class A
(a) (b)
........ 92,338 719,313
Yum! Brands, Inc. .................... 331,497 50,387,544
1,550,562,819
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a)
.............. 34,074 836,517
Cavco Industries, Inc.
(a) (b)
................ 9,766 5,671,409
Century Communities, Inc. .............. 33,590 2,128,598
Champion Homes, Inc.
(a) (b)
............... 69,817 5,331,924
Cricut, Inc. , Class A ................... 68,275 429,450
DR Horton, Inc. ...................... 331,771 56,225,231
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 28,737 744,863
Ethan Allen Interiors, Inc. ............... 33,970 1,000,756
Garmin Ltd. ......................... 195,952 48,247,301
Green Brick Partners, Inc.
(a)
.............. 39,964 2,951,741
Helen of Troy Ltd.
(a)
................... 27,811 700,837
Hovnanian Enterprises, Inc. , Class A
(a)
....... 6,453 829,146
Installed Building Products, Inc.
(b)
.......... 28,342 6,990,838
KB Home .......................... 84,289 5,364,152
La-Z-Boy, Inc. ....................... 54,312 1,863,988
Leggett & Platt, Inc. ................... 165,759 1,471,940
Lennar Corp. , Class A .................. 258,798 32,618,900
Security
Shares
Shares Value
Household Durables (continued)
Lennar Corp. , Class B ................. 23,969 $ 2,876,040
LGI Homes, Inc.
(a) (b)
................... 24,279 1,255,467
Lovesac Co. (The)
(a) (b)
.................. 24,890 421,388
M/I Homes, Inc.
(a)
..................... 34,178 4,936,670
Meritage Homes Corp. ................. 85,572 6,197,980
Mohawk Industries, Inc.
(a)
............... 63,080 8,132,274
Newell Brands, Inc. ................... 479,962 2,515,001
NVR, Inc.
(a)
......................... 3,400 27,317,844
PulteGroup, Inc. ..................... 232,097 30,666,977
Somnigroup International, Inc. ............ 249,687 21,056,105
Sonos, Inc.
(a)
........................ 170,256 2,690,045
Taylor Morrison Home Corp.
(a)
............ 110,566 7,298,462
Toll Brothers, Inc. ..................... 118,767 16,406,473
TopBuild Corp.
(a) (b)
.................... 33,698 13,171,200
TRI Pointe Homes, Inc.
(a)
................ 125,437 4,261,095
Whirlpool Corp.
(b)
..................... 67,831 5,331,517
327,942,129
Household Products — 0.8%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 73,749 2,177,808
Church & Dwight Co., Inc. ............... 292,420 25,624,765
Clorox Co. (The) ..................... 145,594 17,951,740
Colgate-Palmolive Co. ................. 957,704 76,558,858
Energizer Holdings, Inc. ................ 77,375 1,925,864
Kimberly-Clark Corp. .................. 393,402 48,915,605
Oil-Dri Corp. of America ................ 11,876 724,911
Procter & Gamble Co. (The) ............. 2,805,810 431,112,706
Reynolds Consumer Products, Inc. ......... 76,906 1,881,890
Spectrum Brands Holdings, Inc. ........... 36,452 1,914,823
WD-40 Co. ......................... 17,013 3,361,769
612,150,739
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ..................... 864,783 11,380,544
Clearway Energy, Inc. , Class A ............ 42,196 1,136,338
Clearway Energy, Inc. , Class C ........... 103,231 2,916,276
Hallador Energy Co.
(a) (b)
................. 39,298 769,062
Ormat Technologies, Inc. ................ 75,838 7,299,408
Talen Energy Corp.
(a) (b)
................. 55,687 23,688,136
Vistra Corp. ........................ 382,907 75,019,139
122,208,903
Industrial Conglomerates — 0.3%
3M Co. ............................ 638,206 99,036,807
Honeywell International, Inc. ............. 760,044 159,989,262
259,026,069
Industrial REITs — 0.2%
Americold Realty Trust, Inc. .............. 364,442 4,460,770
EastGroup Properties, Inc. .............. 60,308 10,207,732
First Industrial Realty Trust, Inc. ........... 161,679 8,321,618
Industrial Logistics Properties Trust ......... 127,552 743,628
Innovative Industrial Properties, Inc. ........ 33,507 1,795,305
Lineage, Inc. ........................ 68,804 2,658,587
LXP Industrial Trust ................... 350,211 3,137,891
One Liberty Properties, Inc. .............. 38,696 855,955
Plymouth Industrial REIT, Inc. ............ 52,942 1,182,195
Prologis, Inc. ........................ 1,113,809 127,553,407
Rexford Industrial Realty, Inc. ............ 285,571 11,739,824
STAG Industrial, Inc. .................. 230,708 8,141,685
Terreno Realty Corp. .................. 121,389 6,888,826
187,687,423
Insurance — 2.0%
Abacus Global Management, Inc.
(a) (b)
........ 135,565 776,787
Aflac, Inc. .......................... 587,895 65,667,871
Allstate Corp. (The) ................... 314,605 67,529,963

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Ambac Financial Group, Inc.
(a)
............ 84,722 $ 706,581
American Financial Group, Inc. ........... 83,578 12,178,986
American International Group, Inc. ......... 670,220 52,639,079
AMERISAFE, Inc. .................... 27,752 1,216,648
Aon plc , Class A ..................... 259,162 92,411,986
Arch Capital Group Ltd. ................ 443,301 40,220,700
Arthur J Gallagher & Co. ................ 309,312 95,806,299
Assurant, Inc. ....................... 62,513 13,540,316
Assured Guaranty Ltd. ................. 60,279 5,102,617
Axis Capital Holdings Ltd. ............... 87,526 8,384,991
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
86,817 2,449,108
Brighthouse Financial, Inc.
(a)
............. 82,000 4,352,560
Brown & Brown, Inc. ................... 352,727 33,082,265
Chubb Ltd. ......................... 442,815 124,984,534
Cincinnati Financial Corp. ............... 188,051 29,730,863
CNA Financial Corp. ................... 32,907 1,528,859
CNO Financial Group, Inc. ............... 149,166 5,899,515
Donegal Group, Inc. , Class A ............. 52,734 1,022,512
Employers Holdings, Inc. ................ 30,012 1,274,910
Erie Indemnity Co. , Class A, NVS .......... 30,241 9,621,477
Everest Group Ltd. .................... 48,799 17,090,874
F&G Annuities & Life, Inc. ............... 33,805 1,057,082
Fidelity National Financial, Inc. , Class A ...... 301,342 18,228,178
First American Financial Corp. ............ 123,982 7,964,604
Genworth Financial, Inc. , Class A
(a)
......... 446,838 3,976,858
Globe Life, Inc. ...................... 99,688 14,252,393
Goosehead Insurance, Inc. , Class A ........ 31,011 2,307,839
Hanover Insurance Group, Inc. (The) ....... 43,029 7,815,357
Hartford Insurance Group, Inc. (The) ........ 347,332 46,330,615
HCI Group, Inc. ...................... 13,342 2,560,730
Heritage Insurance Holdings, Inc.
(a)
......... 31,315 788,512
Hippo Holdings, Inc.
(a) (b)
................. 30,013 1,085,270
Horace Mann Educators Corp. ............ 49,590 2,239,980
Kemper Corp. ....................... 75,345 3,884,035
Kinsale Capital Group, Inc.
(b)
............. 27,102 11,525,397
Lemonade, Inc.
(a) (b)
.................... 78,384 4,195,896
Lincoln National Corp. ................. 164,472 6,633,156
Loews Corp. ........................ 200,800 20,158,312
Markel Group, Inc.
(a)
................... 15,331 29,303,060
Marsh & McLennan Cos., Inc. ............ 591,060 119,116,322
MBIA, Inc.
(a)
........................ 64,096 477,515
Mercury General Corp. ................. 35,727 3,028,935
MetLife, Inc. ........................ 693,995 57,164,368
Old Republic International Corp. ........... 289,979 12,315,408
Oscar Health, Inc. , Class A
(a) (b)
............ 257,693 4,878,128
Palomar Holdings, Inc.
(a)
................ 32,901 3,841,192
Primerica, Inc. ....................... 44,304 12,298,347
Principal Financial Group, Inc. ............ 255,882 21,215,177
ProAssurance Corp.
(a)
.................. 58,331 1,399,361
Progressive Corp. (The) ................ 702,695 173,530,530
Prudential Financial, Inc. ................ 439,643 45,608,565
Reinsurance Group of America, Inc. ........ 79,273 15,230,721
RenaissanceRe Holdings Ltd. ............ 54,855 13,929,330
RLI Corp. .......................... 115,837 7,554,889
Root, Inc. , Class A
(a) (b)
.................. 17,070 1,527,936
Ryan Specialty Holdings, Inc. , Class A ....... 138,731 7,818,879
Safety Insurance Group, Inc. ............. 22,008 1,555,746
Selective Insurance Group, Inc. ........... 74,376 6,029,662
Selectquote, Inc.
(a)
.................... 204,461 400,744
SiriusPoint Ltd.
(a)
..................... 86,505 1,564,875
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 45,648 2,171,019
Stewart Information Services Corp. ......... 35,476 2,601,100
Tiptree, Inc. ........................ 42,035 805,811
Travelers Cos., Inc. (The) ............... 268,966 75,100,687
Trupanion, Inc.
(a)
..................... 41,963 1,816,159
Security
Shares
Shares Value
Insurance (continued)
United Fire Group, Inc. ................. 24,675 $ 750,613
Universal Insurance Holdings, Inc. ......... 34,739 913,636
Unum Group ........................ 192,838 14,998,940
White Mountains Insurance Group Ltd.
(b)
..... 2,996 5,007,874
Willis Towers Watson plc ................ 119,358 41,232,221
WR Berkley Corp. .................... 361,156 27,671,773
1,555,084,038
Interactive Media & Services — 6.5%
Alphabet, Inc. , Class A ................. 6,981,874 1,697,293,569
Alphabet, Inc. , Class C, NVS ............. 5,604,182 1,364,898,526
Angi, Inc.
(a) (b)
........................ 45,407 738,318
Cargurus, Inc. , Class A
(a)
................ 108,824 4,051,517
Cars.com, Inc.
(a) (b)
.................... 85,389 1,043,453
EverQuote, Inc. , Class A
(a) (b)
.............. 33,368 763,126
fuboTV, Inc.
(a) (b)
...................... 456,738 1,895,463
Grindr, Inc.
(a) (b)
....................... 67,297 1,010,801
IAC, Inc.
(a)
.......................... 86,686 2,953,392
Match Group, Inc. .................... 300,130 10,600,592
MediaAlpha, Inc. , Class A
(a)
.............. 65 740
Meta Platforms, Inc. , Class A ............. 2,603,553 1,911,997,252
Nextdoor Holdings, Inc. , Class A
(a) (b)
........ 309,266 646,366
Pinterest, Inc. , Class A
(a)
................ 724,497 23,307,068
QuinStreet, Inc.
(a)
..................... 75,185 1,163,112
Reddit, Inc. , Class A
(a)
.................. 148,971 34,261,840
Rumble, Inc. , Class A
(a) (b)
................ 129,982 941,070
Shutterstock, Inc. ..................... 29,061 605,922
Snap, Inc. , Class A, NVS
(a)
.............. 1,314,529 10,135,019
TripAdvisor, Inc.
(a) (b)
................... 137,984 2,243,620
Trump Media & Technology Group Corp.
(a) (b)
... 199,980 3,283,672
Vimeo, Inc.
(a) (b)
....................... 173,904 1,347,756
Yelp, Inc.
(a) (b)
........................ 73,423 2,290,798
Ziff Davis, Inc.
(a) (b)
..................... 57,116 2,176,120
ZipRecruiter, Inc. , Class A
(a) (b)
............. 105,291 444,328
ZoomInfo Technologies, Inc.
(a)
............ 349,305 3,810,917
5,083,904,357
IT Services — 1.2%
Accenture plc , Class A ................. 747,229 184,266,671
Akamai Technologies, Inc.
(a)
.............. 176,798 13,394,216
Applied Digital Corp.
(a) (b)
................ 284,946 6,536,661
ASGN, Inc.
(a)
........................ 57,009 2,699,376
Backblaze, Inc. , Class A
(a)
............... 56,023 519,893
BigBear.ai Holdings, Inc.
(a) (b)
.............. 468,935 3,057,456
Cloudflare, Inc. , Class A
(a)
............... 375,849 80,653,437
Cognizant Technology Solutions Corp. , Class A . 579,145 38,843,255
Commerce.com, Inc.
(a) (b)
................ 110,028 549,040
CoreWeave, Inc. , Class A
(a) (b)
............. 262,216 35,884,260
DigitalOcean Holdings, Inc.
(a)
............. 84,468 2,885,427
DXC Technology Co.
(a)
................. 222,599 3,034,024
EPAM Systems, Inc.
(a)
.................. 68,457 10,322,631
Fastly, Inc. , Class A
(a) (b)
................. 185,361 1,584,837
Gartner, Inc.
(a)
....................... 91,069 23,939,308
GoDaddy, Inc. , Class A
(a)
................ 165,973 22,710,086
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 75,466 581,843
Hackett Group, Inc. (The) ............... 31,454 597,941
International Business Machines Corp. ...... 1,117,822 315,404,656
Kyndryl Holdings, Inc.
(a) (b)
............... 282,710 8,489,781
MongoDB, Inc. , Class A
(a)
............... 97,793 30,352,991
Okta, Inc. , Class A
(a)
................... 202,208 18,542,474
Snowflake, Inc. , Class A
(a)
............... 401,589 90,578,399
TSS, Inc.
(a) (b)
........................ 26 471
Twilio, Inc. , Class A
(a) (b)
................. 186,000 18,616,740
Unisys Corp.
(a)
....................... 85,799 334,616

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc. ....................... 99,804 $ 27,902,204
942,282,694
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
.............. 34,691 2,722,896
Brunswick Corp. ..................... 82,588 5,222,865
Funko, Inc. , Class A
(a) (b)
................. 65,311 224,670
Hasbro, Inc. ........................ 161,628 12,259,484
Malibu Boats, Inc. , Class A
(a) (b)
............ 28,338 919,568
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 31,618 678,522
Mattel, Inc.
(a)
........................ 408,370 6,872,867
Peloton Interactive, Inc. , Class A
(a) (b)
........ 485,986 4,373,874
Polaris, Inc. ......................... 71,230 4,140,600
Smith & Wesson Brands, Inc. ............. 63,867 627,813
Sturm Ruger & Co., Inc. ................ 25,589 1,112,354
Topgolf Callaway Brands Corp.
(a)
.......... 183,798 1,746,081
YETI Holdings, Inc.
(a) (b)
................. 103,993 3,450,488
44,352,082
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc. , Class A
(a) (b)
........... 162,042 1,894,271
Adaptive Biotechnologies Corp.
(a) (b)
......... 158,135 2,365,700
Agilent Technologies, Inc. ............... 343,283 44,060,373
Avantor, Inc.
(a)
....................... 821,157 10,248,039
Azenta, Inc.
(a)
....................... 66,177 1,900,603
BioLife Solutions, Inc.
(a) (b)
................ 62,700 1,599,477
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 22,602 6,337,375
Bio-Techne Corp. ..................... 190,480 10,596,402
Bruker Corp. ........................ 133,019 4,321,787
Charles River Laboratories International, Inc.
(a)
. 60,991 9,542,652
CryoPort, Inc.
(a) (b)
..................... 60,272 571,379
Cytek Biosciences, Inc.
(a)
................ 110,984 385,115
Danaher Corp. ...................... 765,959 151,859,031
Fortrea Holdings, Inc.
(a)
................. 123,543 1,040,232
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 61,404 895,270
Illumina, Inc.
(a)
....................... 187,703 17,826,154
IQVIA Holdings, Inc.
(a)
.................. 205,441 39,021,464
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
140,491 403,209
MaxCyte, Inc.
(a) (b)
..................... 153,987 243,299
Medpace Holdings, Inc.
(a) (b)
.............. 26,782 13,770,233
Mesa Laboratories, Inc. ................ 6,613 443,137
Mettler-Toledo International, Inc.
(a)
......... 24,873 30,534,344
Niagen Bioscience, Inc.
(a) (b)
.............. 63,619 593,565
OmniAb, Inc.
(a) (b)
..................... 121,785 194,856
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 400,359 512,460
Personalis, Inc.
(a) (b)
.................... 108,494 707,381
Quanterix Corp.
(a) (b)
................... 47,085 255,672
Quantum-Si, Inc. , Class A
(a) (b)
............. 402,558 567,607
Repligen Corp.
(a)
..................... 63,521 8,490,852
Revvity, Inc. ........................ 144,852 12,696,278
Sotera Health Co.
(a) (b)
.................. 221,467 3,483,676
Standard BioTools, Inc.
(a) (b)
............... 312,139 405,781
Tempus AI, Inc.
(a) (b)
.................... 120,847 9,753,561
Thermo Fisher Scientific, Inc. ............. 453,269 219,844,530
Waters Corp.
(a)
...................... 72,494 21,734,426
West Pharmaceutical Services, Inc. ........ 87,203 22,875,963
651,976,154
Machinery — 1.7%
3D Systems Corp.
(a) (b)
.................. 177,417 514,509
AGCO Corp. ........................ 74,244 7,949,305
Alamo Group, Inc. .................... 12,040 2,298,436
Albany International Corp. , Class A ......... 41,628 2,218,772
Allison Transmission Holdings, Inc. ......... 99,025 8,405,242
Security
Shares
Shares Value
Machinery (continued)
Astec Industries, Inc. .................. 25,410 $ 1,222,983
Atmus Filtration Technologies, Inc. ......... 103,258 4,655,903
Blue Bird Corp.
(a) (b)
.................... 39,118 2,251,241
Caterpillar, Inc. ...................... 561,986 268,151,620
Chart Industries, Inc.
(a)
................. 54,915 10,991,237
CNH Industrial NV .................... 1,070,395 11,613,786
Columbus McKinnon Corp. .............. 42,882 614,928
Crane Co. .......................... 58,326 10,740,150
Cummins, Inc. ....................... 164,803 69,607,843
Deere & Co. ........................ 301,952 138,070,572
Donaldson Co., Inc. ................... 137,538 11,257,485
Douglas Dynamics, Inc. ................ 30,762 961,620
Dover Corp. ........................ 163,680 27,306,734
Energy Recovery, Inc.
(a)
................ 76,188 1,174,819
Enerpac Tool Group Corp. , Class A ......... 67,390 2,762,990
Enpro, Inc. ......................... 25,244 5,705,144
Esab Corp. ......................... 68,584 7,663,576
ESCO Technologies, Inc. ............... 32,075 6,771,353
Federal Signal Corp.
(b)
................. 74,284 8,839,053
Flowserve Corp. ..................... 156,642 8,323,956
Fortive Corp. ........................ 412,245 20,195,883
Franklin Electric Co., Inc. ............... 49,025 4,667,180
Gates Industrial Corp. plc
(a)
.............. 311,595 7,733,788
Gorman-Rupp Co. (The) ................ 35,298 1,638,180
Graco, Inc. ......................... 201,582 17,126,407
Graham Corp.
(a)
...................... 13,705 752,404
Greenbrier Cos., Inc. (The) .............. 38,429 1,774,267
Helios Technologies, Inc. ................ 42,888 2,235,751
Hillenbrand, Inc. ..................... 86,237 2,331,848
Hillman Solutions Corp.
(a)
............... 234,890 2,156,290
Hyster-Yale, Inc. , Class A ............... 12,087 445,527
IDEX Corp. ......................... 89,456 14,559,859
Illinois Tool Works, Inc. ................. 311,930 81,338,867
Ingersoll Rand, Inc.
(b)
.................. 439,675 36,325,949
ITT, Inc. ........................... 93,685 16,747,131
JBT Marel Corp. ..................... 62,153 8,729,389
Kadant, Inc.
(b)
....................... 14,857 4,421,146
Kennametal, Inc. ..................... 96,718 2,024,308
Lincoln Electric Holdings, Inc. ............ 66,549 15,694,251
Lindsay Corp. ....................... 14,481 2,035,449
Luxfer Holdings plc ................... 56,571 786,337
Manitowoc Co., Inc. (The)
(a)
.............. 52,481 525,335
Microvast Holdings, Inc.
(a) (b)
.............. 255,039 981,900
Middleby Corp. (The)
(a)
................. 55,915 7,432,781
Miller Industries, Inc. .................. 14,502 586,171
Mueller Industries, Inc. ................. 131,571 13,303,144
Mueller Water Products, Inc. , Class A ....... 192,136 4,903,311
Nordson Corp. ....................... 65,125 14,780,119
Omega Flex, Inc. ..................... 6,766 210,998
Oshkosh Corp. ...................... 76,164 9,878,471
Otis Worldwide Corp. .................. 469,491 42,925,562
PACCAR, Inc. ....................... 627,960 61,741,027
Parker-Hannifin Corp. .................. 153,159 116,117,496
Pentair plc ......................... 196,168 21,727,568
Proto Labs, Inc.
(a)
..................... 31,935 1,597,708
RBC Bearings, Inc.
(a)
.................. 37,867 14,779,111
REV Group, Inc.
(b)
.................... 62,888 3,563,863
Snap-on, Inc. ....................... 61,481 21,305,011
SPX Technologies, Inc.
(a)
................ 58,597 10,944,748
Standex International Corp. .............. 16,105 3,412,649
Stanley Black & Decker, Inc. ............. 189,065 14,053,201
Symbotic, Inc. , Class A
(a) (b)
............... 53,586 2,888,285
Tennant Co. ........................ 22,554 1,828,227
Terex Corp. ......................... 79,285 4,067,321
Timken Co. (The) ..................... 77,532 5,828,856

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Titan International, Inc.
(a)
................ 71,956 $ 543,987
Toro Co. (The) ....................... 117,402 8,946,032
Trinity Industries, Inc. .................. 106,832 2,995,569
Wabash National Corp. ................. 56,296 555,642
Watts Water Technologies, Inc. , Class A ...... 32,149 8,978,573
Westinghouse Air Brake Technologies Corp. ... 205,272 41,150,878
Worthington Enterprises, Inc. ............. 38,425 2,132,203
Xylem, Inc. ......................... 293,037 43,222,957
1,351,702,172
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ............ 60,057 1,069,015
Kirby Corp.
(a)
........................ 67,785 5,656,658
Matson, Inc. ........................ 40,452 3,988,163
10,713,836
Media — 0.4%
Altice USA, Inc. , Class A
(a)
............... 335,162 807,740
Boston Omaha Corp. , Class A
(a) (b)
.......... 53,705 702,461
Cable One, Inc. ...................... 6,531 1,156,314
Charter Communications, Inc. , Class A
(a) (b)
.... 111,288 30,615,885
Clear Channel Outdoor Holdings, Inc.
(a)
...... 499,371 789,006
Comcast Corp. , Class A ................ 4,415,748 138,742,802
DoubleVerify Holdings, Inc.
(a)
............. 177,035 2,120,879
EchoStar Corp. , Class A
(a) (b)
.............. 162,183 12,384,294
Fox Corp. , Class A, NVS ................ 268,731 16,946,177
Fox Corp. , Class B .................... 178,074 10,201,859
Gannett Co., Inc.
(a) (b)
................... 164,682 680,137
Gray Media, Inc. ..................... 98,530 569,503
Ibotta, Inc. , Class A
(a) (b)
................. 9,928 276,495
Integral Ad Science Holding Corp.
(a)
........ 111,662 1,135,603
Interpublic Group of Cos., Inc. (The) ........ 438,015 12,224,999
John Wiley & Sons, Inc. , Class A .......... 52,082 2,107,759
Liberty Broadband Corp. , Class A
(a)
......... 21,447 1,358,238
Liberty Broadband Corp. , Class C, NVS
(a) (b)
... 136,281 8,659,295
Magnite, Inc.
(a) (b)
...................... 179,456 3,908,552
National CineMedia, Inc.
(b)
............... 132,707 598,509
New York Times Co. (The) , Class A ......... 194,240 11,149,376
News Corp. , Class A, NVS .............. 455,687 13,994,148
News Corp. , Class B
(b)
................. 138,216 4,775,363
Nexstar Media Group, Inc. ............... 33,037 6,532,736
NIQ Global Intelligence plc
(a)
............. 63,823 1,002,021
Omnicom Group, Inc. .................. 233,575 19,043,370
Paramount Skydance Corp. , Class B, NVS .... 374,569 7,086,846
PubMatic, Inc. , Class A
(a)
................ 55,798 462,007
Scholastic Corp. ..................... 35,819 980,724
Sinclair, Inc. , Class A .................. 52,600 794,260
Sirius XM Holdings, Inc. ................ 237,146 5,519,573
Stagwell, Inc. , Class A
(a) (b)
............... 132,315 744,933
TechTarget, Inc.
(a) (b)
................... 33,187 192,816
TEGNA, Inc. ........................ 193,650 3,936,905
Thryv Holdings, Inc.
(a)
.................. 71,765 865,486
Trade Desk, Inc. (The) , Class A
(a)
.......... 536,919 26,314,400
WideOpenWest, Inc.
(a)
................. 84,247 434,715
349,816,186
Metals & Mining — 0.5%
Alcoa Corp. ......................... 313,963 10,326,243
Alpha Metallurgical Resources, Inc.
(a)
....... 13,107 2,150,728
American Battery Technology Co.
(a) (b)
........ 390 1,895
Century Aluminum Co.
(a)
................ 62,613 1,838,318
Cleveland-Cliffs, Inc.
(a) (b)
................ 587,275 7,164,755
Coeur Mining, Inc.
(a) (b)
.................. 766,731 14,383,873
Commercial Metals Co. ................. 131,341 7,523,212
Compass Minerals International, Inc.
(a)
....... 43,278 830,938
Freeport-McMoRan, Inc. ................ 1,733,355 67,982,183
Security
Shares
Shares Value
Metals & Mining (continued)
Hecla Mining Co.
(b)
.................... 803,168 $ 9,718,333
Idaho Strategic Resources, Inc.
(a) (b)
......... 39 1,318
Ivanhoe Electric, Inc.
(a) (b)
................ 110,964 1,392,598
Kaiser Aluminum Corp. ................. 22,090 1,704,464
Materion Corp. ...................... 25,368 3,064,708
McEwen, Inc.
(a) (b)
..................... 72,096 1,232,842
Metallus, Inc.
(a)
...................... 61,696 1,019,835
MP Materials Corp. , Class A
(a) (b)
........... 160,760 10,782,173
Newmont Corp. ...................... 1,321,508 111,416,339
Nucor Corp. ........................ 274,434 37,166,597
Olympic Steel, Inc. .................... 10,888 331,540
Ramaco Resources, Inc. , Class A
(a) (b)
....... 49,846 1,654,389
Reliance, Inc. ....................... 62,174 17,460,324
Royal Gold, Inc. ...................... 81,997 16,446,958
Ryerson Holding Corp. ................. 35,823 818,914
Steel Dynamics, Inc. ................... 166,381 23,198,503
SunCoke Energy, Inc. .................. 117,951 962,480
United States Antimony Corp.
(a) (b)
.......... 167,770 1,040,174
USA Rare Earth, Inc.
(a) (b)
................ 70,703 1,215,385
Warrior Met Coal, Inc. .................. 64,576 4,109,617
Worthington Steel, Inc. ................. 51,201 1,555,998
358,495,634
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc. .................... 110,301 768,798
AGNC Investment Corp. ................ 1,222,338 11,966,689
Annaly Capital Management, Inc. .......... 739,375 14,942,769
Apollo Commercial Real Estate Finance, Inc. .. 152,294 1,542,738
Arbor Realty Trust, Inc. ................. 190,696 2,328,398
Ares Commercial Real Estate Corp. ........ 99,236 447,554
ARMOUR Residential REIT, Inc. ........... 161,480 2,412,511
Blackstone Mortgage Trust, Inc. , Class A ..... 200,338 3,688,223
BrightSpire Capital, Inc. , Class A .......... 221,208 1,201,159
Chimera Investment Corp. ............... 100,555 1,329,337
Claros Mortgage Trust, Inc.
(a)
............. 145,683 483,668
Dynex Capital, Inc. .................... 136,005 1,671,502
Ellington Financial, Inc. ................. 161,104 2,091,130
Franklin BSP Realty Trust, Inc. ............ 107,570 1,168,210
Granite Point Mortgage Trust, Inc. ......... 136,952 410,856
Invesco Mortgage Capital, Inc. ............ 68,656 519,039
KKR Real Estate Finance Trust, Inc. ........ 77,560 698,040
Ladder Capital Corp. , Class A ............ 135,274 1,475,839
MFA Financial, Inc. .................... 122,169 1,122,733
Orchid Island Capital, Inc. ............... 133,117 933,150
PennyMac Mortgage Investment Trust ....... 104,334 1,279,135
Ready Capital Corp. ................... 237,234 918,096
Redwood Trust, Inc. ................... 188,813 1,093,227
Rithm Capital Corp. ................... 652,272 7,429,378
Starwood Property Trust, Inc. ............. 430,899 8,346,514
TPG RE Finance Trust, Inc. .............. 83,698 716,455
Two Harbors Investment Corp. ............ 128,048 1,263,834
72,248,982
Multi-Utilities — 0.6%
Ameren Corp. ....................... 322,717 33,685,200
Avista Corp. ........................ 107,511 4,064,991
Black Hills Corp. ..................... 86,576 5,332,216
CenterPoint Energy, Inc. ................ 789,291 30,624,491
CMS Energy Corp. .................... 361,030 26,449,058
Consolidated Edison, Inc. ............... 426,423 42,864,040
Dominion Energy, Inc. .................. 1,028,003 62,882,943
DTE Energy Co. ..................... 246,835 34,909,874
NiSource, Inc. ....................... 574,165 24,861,344
Northwestern Energy Group, Inc. .......... 86,511 5,070,410
Public Service Enterprise Group, Inc. ....... 603,575 50,374,369

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Sempra ........................... 782,365 $ 70,397,203
Unitil Corp. ......................... 25,173 1,204,780
WEC Energy Group, Inc. ................ 377,386 43,244,662
435,965,581
Office REITs — 0.1%
Brandywine Realty Trust ................ 197,493 823,546
BXP, Inc. .......................... 175,211 13,025,186
COPT Defense Properties ............... 136,156 3,956,693
Cousins Properties, Inc. ................ 201,097 5,819,747
Douglas Emmett, Inc. .................. 171,883 2,676,218
Easterly Government Properties, Inc. ....... 64,722 1,484,075
Empire State Realty Trust, Inc. , Class A
(b)
..... 185,965 1,424,492
Highwoods Properties, Inc. .............. 128,216 4,079,833
Hudson Pacific Properties, Inc.
(a)
.......... 498,968 1,377,152
JBG SMITH Properties ................. 80,836 1,798,601
Kilroy Realty Corp. .................... 128,850 5,443,913
NET Lease Office Properties ............. 23,332 692,027
Orion Properties, Inc. .................. 151,453 408,923
Paramount Group, Inc.
(a)
................ 225,762 1,476,483
Peakstone Realty Trust , Class E .......... 49,787 653,205
Piedmont Realty Trust, Inc. , Class A ........ 148,009 1,332,081
Postal Realty Trust, Inc. , Class A .......... 54,482 854,823
SL Green Realty Corp. ................. 87,970 5,261,486
Vornado Realty Trust .................. 202,058 8,189,411
60,777,895
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. ................ 427,333 8,307,354
Antero Resources Corp.
(a)
............... 356,004 11,947,494
APA Corp. ......................... 432,083 10,490,975
Berry Corp. ......................... 92,808 350,814
BKV Corp.
(a) (b)
....................... 29,280 677,246
California Resources Corp. .............. 89,644 4,767,268
Calumet, Inc.
(a) (b)
..................... 77,260 1,409,995
Centrus Energy Corp. , Class A
(a) (b)
......... 21,197 6,572,554
Cheniere Energy, Inc. .................. 262,540 61,691,649
Chevron Corp. ....................... 2,304,305 357,835,523
Chord Energy Corp. ................... 64,648 6,424,072
Civitas Resources, Inc. ................. 99,359 3,229,167
Clean Energy Fuels Corp.
(a) (b)
............. 274,151 707,310
CNX Resources Corp.
(a) (b)
............... 180,153 5,786,514
Comstock Resources, Inc.
(a)
.............. 117,309 2,326,237
ConocoPhillips ...................... 1,492,417 141,167,724
Core Natural Resources, Inc. ............. 61,898 5,167,245
Coterra Energy, Inc. ................... 924,431 21,862,793
Crescent Energy, Inc. , Class A ............ 243,841 2,175,062
CVR Energy, Inc.
(a)
.................... 39,939 1,456,975
Delek US Holdings, Inc. ................ 76,898 2,481,498
Devon Energy Corp. ................... 754,758 26,461,815
Diamondback Energy, Inc. ............... 225,477 32,265,759
Dorian LPG Ltd. ...................... 50,281 1,498,374
DT Midstream, Inc. .................... 119,963 13,563,017
EOG Resources, Inc. .................. 648,217 72,678,090
EQT Corp. ......................... 750,827 40,867,514
Excelerate Energy, Inc. , Class A ........... 29,108 733,231
Expand Energy Corp. .................. 285,446 30,325,783
Exxon Mobil Corp. .................... 5,104,286 575,508,246
Gevo, Inc.
(a) (b)
....................... 503,409 986,682
Green Plains, Inc.
(a) (b)
.................. 81,250 714,187
Gulfport Energy Corp.
(a) (b)
............... 19,040 3,445,859
Harvest Natural Resources, Inc.
(a) (d)
......... 8,626 —
HF Sinclair Corp. ..................... 183,990 9,630,037
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 15,616 204,726
International Seaways, Inc. .............. 45,943 2,117,053
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ................... 2,356,387 $ 66,709,316
Kinetik Holdings, Inc. , Class A ............ 57,399 2,453,233
Kosmos Energy Ltd.
(a) (b)
................. 563,609 935,591
Lightbridge Corp.
(a) (b)
................... 52 1,103
Magnolia Oil & Gas Corp. , Class A ......... 218,292 5,210,630
Marathon Petroleum Corp. .............. 363,934 70,144,639
Matador Resources Co. ................ 139,363 6,261,580
Murphy Oil Corp. ..................... 177,886 5,053,741
New Fortress Energy, Inc. , Class A
(a) (b)
....... 168,920 373,313
NextDecade Corp.
(a) (b)
.................. 183,086 1,243,154
Northern Oil & Gas, Inc. ................ 122,461 3,037,033
Occidental Petroleum Corp. .............. 856,693 40,478,744
ONEOK, Inc. ........................ 756,932 55,233,328
Ovintiv, Inc. ......................... 306,420 12,373,240
Par Pacific Holdings, Inc.
(a)
.............. 64,915 2,299,289
PBF Energy, Inc. , Class A ............... 105,223 3,174,578
Peabody Energy Corp. ................. 152,765 4,051,328
Permian Resources Corp. , Class A ......... 790,540 10,118,912
Phillips 66 .......................... 484,472 65,897,881
Range Resources Corp. ................ 301,637 11,353,617
REX American Resources Corp.
(a) (b)
........ 38,124 1,167,357
Sable Offshore Corp. , Class A
(a) (b)
.......... 97,942 1,710,067
SandRidge Energy, Inc. ................ 53,753 606,334
SM Energy Co. ...................... 148,810 3,715,786
Talos Energy, Inc.
(a)
................... 173,466 1,663,539
Targa Resources Corp. ................. 258,418 43,295,352
Texas Pacific Land Corp.
(b)
.............. 23,188 21,649,244
Uranium Energy Corp.
(a) (b)
............... 547,815 7,307,852
Ur-Energy, Inc.
(a) (b)
.................... 659,100 1,179,789
VAALCO Energy, Inc. .................. 128,457 516,397
Valero Energy Corp. ................... 371,910 63,321,397
Venture Global, Inc. , Class A
(b)
............ 550,998 7,818,662
Viper Energy, Inc. .................... 205,785 7,865,103
Vital Energy, Inc.
(a) (b)
................... 32,345 546,307
Vitesse Energy, Inc. ................... 36,690 852,309
Williams Cos., Inc. (The) ................ 1,472,885 93,307,265
World Kinect Corp. .................... 76,677 1,989,768
2,092,752,620
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............... 21,303 442,250
Louisiana-Pacific Corp. ................. 73,615 6,539,957
Magnera Corp.
(a)
..................... 65 762
Mercer International, Inc. ................ 77,900 224,352
Sylvamo Corp. ...................... 42,582 1,882,976
9,090,297
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 138,478 6,893,435
Allegiant Travel Co.
(a)
.................. 19,936 1,211,511
American Airlines Group, Inc.
(a)
............ 806,396 9,063,891
Delta Air Lines, Inc. ................... 775,441 44,006,277
Frontier Group Holdings, Inc.
(a) (b)
........... 83,258 367,584
JetBlue Airways Corp.
(a) (b)
............... 345,981 1,702,226
Joby Aviation, Inc. , Class A
(a) (b)
............ 618,045 9,975,246
SkyWest, Inc.
(a)
...................... 52,397 5,272,186
Southwest Airlines Co. ................. 631,480 20,150,527
Sun Country Airlines Holdings, Inc.
(a) (b)
....... 71,189 840,742
United Airlines Holdings, Inc.
(a)
............ 387,830 37,425,595
136,909,220
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 153,885 5,593,720
Coty, Inc. , Class A
(a)
................... 464,801 1,877,796
Edgewell Personal Care Co. ............. 64,605 1,315,358
elf Beauty, Inc.
(a)
..................... 71,559 9,480,136

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (The) , Class A ...... 283,012 $ 24,939,018
Herbalife Ltd.
(a) (b)
..................... 128,651 1,085,815
Honest Co., Inc. (The)
(a) (b)
............... 124,460 458,013
Interparfums, Inc. ..................... 22,724 2,235,587
Kenvue, Inc. ........................ 2,326,279 37,755,508
Nu Skin Enterprises, Inc. , Class A .......... 64,518 786,474
Olaplex Holdings, Inc.
(a) (b)
............... 235,411 308,388
USANA Health Sciences, Inc.
(a)
........... 21,082 580,809
86,416,622
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 230,369 2,305,994
Amphastar Pharmaceuticals, Inc.
(a)
......... 45,382 1,209,430
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 107,233 1,457,296
ANI Pharmaceuticals, Inc.
(a)
.............. 22,109 2,025,184
Aquestive Therapeutics, Inc.
(a) (b)
........... 153,805 859,770
Arvinas, Inc.
(a) (b)
...................... 88,775 756,363
Atea Pharmaceuticals, Inc.
(a) (b)
............ 178,318 517,122
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 127,135 1,941,351
Axsome Therapeutics, Inc.
(a) (b)
............ 52,106 6,328,274
Bristol-Myers Squibb Co. ................ 2,439,720 110,031,372
Collegium Pharmaceutical, Inc.
(a) (b)
......... 41,575 1,454,709
Corcept Therapeutics, Inc.
(a) (b)
............ 114,563 9,521,331
CorMedix, Inc.
(a) (b)
.................... 93,527 1,087,719
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 117,113 4,877,756
Edgewise Therapeutics, Inc.
(a) (b)
........... 83,136 1,348,466
Elanco Animal Health, Inc.
(a) (b)
............ 612,332 12,332,367
Eli Lilly & Co. ....................... 954,242 728,086,646
Enliven Therapeutics, Inc.
(a) (b)
............. 68,097 1,393,946
Esperion Therapeutics, Inc.
(a) (b)
............ 329,802 873,975
Eton Pharmaceuticals, Inc.
(a) (b)
............ 50,434 1,095,931
Evolus, Inc.
(a) (b)
...................... 67,663 415,451
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 103,287 1,470,807
Harmony Biosciences Holdings, Inc.
(a)
....... 45,512 1,254,311
Harrow, Inc.
(a) (b)
...................... 42,053 2,026,114
Impact BioMedical, Inc.
(a)
................ 6 4
Indivior plc
(a)
........................ 149,954 3,615,391
Innoviva, Inc.
(a)
...................... 78,638 1,435,144
Jazz Pharmaceuticals plc
(a)
.............. 73,850 9,733,430
Johnson & Johnson ................... 2,885,958 535,114,332
LENZ Therapeutics, Inc.
(a) (b)
.............. 24,768 1,153,693
Ligand Pharmaceuticals, Inc.
(a)
............ 25,837 4,576,766
Liquidia Corp.
(a) (b)
..................... 86,478 1,966,510
Merck & Co., Inc. ..................... 2,993,026 251,204,672
Mind Medicine MindMed, Inc.
(a) (b)
.......... 98,982 1,166,998
Nektar Therapeutics
(a) (b)
................. 27,061 1,539,771
Nuvation Bio, Inc. , Class A
(a) (b)
............ 389,547 1,441,324
Ocular Therapeutix, Inc.
(a) (b)
.............. 172,658 2,018,372
Omeros Corp.
(a) (b)
..................... 130,903 536,702
Organon & Co. ...................... 313,543 3,348,639
Pacira BioSciences, Inc.
(a)
............... 64,910 1,672,731
Perrigo Co. plc ...................... 162,424 3,617,182
Pfizer, Inc. ......................... 6,834,369 174,139,722
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 73,393 863,836
Phibro Animal Health Corp. , Class A ........ 22,438 907,841
Prestige Consumer Healthcare, Inc.
(a)
....... 64,115 4,000,776
Royalty Pharma plc , Class A ............. 458,312 16,169,247
Scilex Holding Co.
(a) (b)
.................. 14,742 290,123
SIGA Technologies, Inc. ................ 65 595
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 75,851 3,624,919
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 50,791 3,018,509
Terns Pharmaceuticals, Inc.
(a) (b)
........... 100,684 756,137
Theravance Biopharma, Inc.
(a) (b)
........... 75,485 1,102,081
Trevi Therapeutics, Inc.
(a) (b)
.............. 141,555 1,295,228
Viatris, Inc. ......................... 1,413,843 13,997,046
Security
Shares
Shares Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.
(a) (b)
.............. 157,906 $ 1,155,872
Xeris Biopharma Holdings, Inc.
(a)
.......... 213,136 1,734,927
Zevra Therapeutics, Inc.
(a) (b)
.............. 89,176 848,064
Zoetis, Inc. , Class A ................... 531,841 77,818,975
2,020,537,244
Professional Services — 0.8%
Acuren Corp.
(a) (b)
..................... 200,562 2,669,480
Alight, Inc. , Class A ................... 557,653 1,817,949
Amentum Holdings, Inc.
(a) (b)
.............. 181,633 4,350,110
Automatic Data Processing, Inc. ........... 483,785 141,990,898
Barrett Business Services, Inc.
(b)
........... 33,085 1,466,327
BlackSky Technology, Inc. , Class A
(a) (b)
....... 33,443 673,877
Booz Allen Hamilton Holding Corp. ......... 147,399 14,732,530
Broadridge Financial Solutions, Inc. ........ 140,678 33,505,279
CACI International, Inc. , Class A
(a) (b)
........ 26,603 13,269,044
CBIZ, Inc.
(a) (b)
........................ 64,658 3,424,288
Clarivate plc
(a) (b)
...................... 534,506 2,047,158
Concentrix Corp. ..................... 56,789 2,620,812
Conduent, Inc.
(a)
..................... 278,880 780,864
CRA International, Inc. ................. 8,870 1,849,661
CSG Systems International, Inc. ........... 33,454 2,153,769
Dayforce, Inc.
(a)
...................... 195,053 13,437,201
Equifax, Inc. ........................ 148,964 38,213,735
ExlService Holdings, Inc.
(a)
.............. 199,674 8,791,646
Exponent, Inc. ....................... 61,528 4,274,966
First Advantage Corp.
(a) (b)
............... 91,613 1,409,924
Franklin Covey Co.
(a) (b)
................. 20,629 400,409
FTI Consulting, Inc.
(a)
.................. 37,958 6,135,911
Genpact Ltd. ........................ 192,079 8,046,189
Heidrick & Struggles International, Inc. ...... 35,443 1,763,998
Huron Consulting Group, Inc.
(a)
............ 20,436 2,999,392
ICF International, Inc.
(b)
................. 23,357 2,167,530
Innodata, Inc.
(a) (b)
..................... 36,214 2,791,013
Insperity, Inc. ........................ 42,232 2,077,814
Jacobs Solutions, Inc. .................. 144,017 21,582,388
KBR, Inc. .......................... 152,245 7,199,666
Kelly Services, Inc. , Class A, NVS ......... 54,276 712,101
Kforce, Inc. ......................... 25,531 765,419
Korn Ferry ......................... 64,633 4,523,017
Legalzoom.com, Inc.
(a)
................. 136,067 1,412,376
Leidos Holdings, Inc. .................. 154,230 29,143,301
ManpowerGroup, Inc. .................. 61,346 2,325,013
Maximus, Inc. ....................... 67,035 6,124,988
Parsons Corp.
(a) (b)
..................... 64,218 5,324,957
Paychex, Inc. ....................... 386,766 49,026,458
Paycom Software, Inc. ................. 59,553 12,395,361
Paylocity Holding Corp.
(a)
............... 52,378 8,342,244
Planet Labs PBC , Class A
(a) (b)
............. 302,303 3,923,893
Resources Connection, Inc. .............. 42,816 216,221
Robert Half, Inc. ..................... 123,888 4,209,714
Science Applications International Corp. ..... 56,917 5,655,842
Spire Global, Inc. , Class A
(a) (b)
............ 39,237 431,215
SS&C Technologies Holdings, Inc. ......... 254,403 22,580,810
TransUnion
(b)
........................ 236,008 19,772,750
TriNet Group, Inc. .................... 34,690 2,320,414
UL Solutions, Inc. , Class A ............... 75,690 5,363,393
Upwork, Inc.
(a) (b)
...................... 160,151 2,974,004
Verisk Analytics, Inc. ................... 166,131 41,783,608
Verra Mobility Corp. , Class A
(a)
............ 205,722 5,081,333
Willdan Group, Inc.
(a)
.................. 17,140 1,657,267
584,709,527

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............. 136,856 $ 1,449,305
CBRE Group, Inc. , Class A
(a)
............. 351,346 55,358,076
Compass, Inc. , Class A
(a)
................ 558,400 4,483,952
CoStar Group, Inc.
(a)
................... 510,126 43,039,331
Cushman & Wakefield plc
(a)
.............. 163,287 2,599,529
eXp World Holdings, Inc. ................ 138,861 1,480,258
Forestar Group, Inc.
(a) (b)
................. 25,666 682,459
FRP Holdings, Inc.
(a)
................... 20,024 487,785
Howard Hughes Holdings, Inc.
(a) (b)
.......... 37,919 3,115,804
Jones Lang LaSalle, Inc.
(a)
............... 56,976 16,994,801
Kennedy-Wilson Holdings, Inc. ............ 159,726 1,328,920
Marcus & Millichap, Inc. ................ 31,471 923,674
Newmark Group, Inc. , Class A ............ 189,531 3,534,753
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 810,880 6,462,714
RE/MAX Holdings, Inc. , Class A
(a)
.......... 43,593 411,082
RMR Group, Inc. (The) , Class A ........... 24,884 391,425
St. Joe Co. (The) ..................... 57,773 2,858,608
Tejon Ranch Co.
(a) (b)
................... 43,694 698,230
Zillow Group, Inc. , Class A
(a)
............. 81,280 6,050,483
Zillow Group, Inc. , Class C, NVS
(a) (b)
........ 191,548 14,758,774
167,109,963
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 383,798 12,761,284
Apartment Investment & Management Co. , Class
A ............................. 177,353 1,406,409
AvalonBay Communities, Inc. ............ 167,705 32,395,575
Camden Property Trust ................. 126,196 13,475,209
Centerspace ........................ 20,420 1,202,738
Elme Communities .................... 129,685 2,186,489
Equity LifeStyle Properties, Inc. ........... 230,827 14,011,199
Equity Residential .................... 408,135 26,418,579
Essex Property Trust, Inc. ............... 77,038 20,619,991
Independence Realty Trust, Inc. ........... 281,829 4,619,177
Invitation Homes, Inc. .................. 688,747 20,200,950
Mid-America Apartment Communities, Inc. .... 139,985 19,560,104
NexPoint Residential Trust, Inc. ........... 33,633 1,083,655
Sun Communities, Inc. ................. 138,659 17,887,011
UDR, Inc. .......................... 366,048 13,638,948
UMH Properties, Inc. .................. 104,173 1,546,969
Veris Residential, Inc. .................. 107,112 1,628,102
204,642,389
Retail REITs — 0.3%
Acadia Realty Trust
(b)
.................. 186,562 3,759,224
Agree Realty Corp. ................... 117,636 8,356,862
Alexander's, Inc. ..................... 2,331 546,596
Brixmor Property Group, Inc. ............. 364,840 10,098,771
CBL & Associates Properties, Inc. .......... 29,900 914,342
Curbline Properties Corp. ............... 132,481 2,954,326
Federal Realty Investment Trust ........... 95,075 9,632,048
Getty Realty Corp. .................... 66,303 1,778,910
InvenTrust Properties Corp. .............. 94,415 2,702,157
Kimco Realty Corp. ................... 840,670 18,368,640
Kite Realty Group Trust ................. 266,529 5,943,597
Macerich Co. (The) ................... 311,932 5,677,162
NETSTREIT Corp. .................... 105,122 1,898,503
NNN REIT, Inc. ...................... 212,306 9,037,866
Phillips Edison & Co., Inc. ............... 159,189 5,464,958
Realty Income Corp. ................... 1,080,059 65,656,787
Regency Centers Corp. ................ 190,212 13,866,455
Saul Centers, Inc. .................... 27,625 880,409
Simon Property Group, Inc. .............. 389,717 73,138,189
SITE Centers Corp. ................... 55,008 495,622
Tanger, Inc. ......................... 135,396 4,581,801
Security
Shares
Shares Value
Retail REITs (continued)
Urban Edge Properties ................. 173,840 $ 3,558,505
Whitestone REIT ..................... 56,372 692,248
250,003,978
Semiconductors & Semiconductor Equipment — 12.5%
ACM Research, Inc. , Class A
(a)
............ 62,140 2,431,538
Advanced Micro Devices, Inc.
(a)
........... 1,948,020 315,170,156
Aehr Test Systems
(a) (b)
.................. 44,161 1,329,688
Aeluma, Inc.
(a) (b)
...................... 46,170 743,337
Allegro MicroSystems, Inc.
(a)
............. 154,247 4,504,012
Alpha & Omega Semiconductor Ltd.
(a)
....... 32,414 906,295
Ambarella, Inc.
(a) (b)
.................... 50,301 4,150,838
Amkor Technology, Inc. ................. 136,898 3,887,903
Analog Devices, Inc. ................... 595,244 146,251,451
Applied Materials, Inc. ................. 961,912 196,941,863
Astera Labs, Inc.
(a)
.................... 155,460 30,439,068
Axcelis Technologies, Inc.
(a) (b)
............. 39,637 3,870,157
Broadcom, Inc. ...................... 5,642,071 1,861,375,644
CEVA, Inc.
(a) (b)
....................... 35,597 940,117
Cirrus Logic, Inc.
(a)
.................... 63,596 7,967,943
Cohu, Inc.
(a)
........................ 56,764 1,154,012
Credo Technology Group Holding Ltd.
(a)
...... 181,240 26,390,356
Diodes, Inc.
(a) (b)
...................... 55,490 2,952,623
Enphase Energy, Inc.
(a) (b)
................ 159,760 5,653,906
Entegris, Inc.
(b)
...................... 181,406 16,772,799
First Solar, Inc.
(a)
..................... 129,456 28,548,932
FormFactor, Inc.
(a)
.................... 96,105 3,500,144
Ichor Holdings Ltd.
(a)
................... 49,893 874,125
Impinj, Inc.
(a)
........................ 31,488 5,691,456
indie Semiconductor, Inc. , Class A
(a) (b)
....... 270,855 1,102,380
Intel Corp.
(a)
........................ 5,252,337 176,215,906
KLA Corp. .......................... 158,107 170,534,210
Kulicke & Soffa Industries, Inc. ............ 72,112 2,930,632
Lam Research Corp. .................. 1,516,703 203,086,532
Lattice Semiconductor Corp.
(a) (b)
........... 166,762 12,226,990
MACOM Technology Solutions Holdings, Inc.
(a)
. 77,291 9,621,957
Marvell Technology, Inc. ................ 1,036,552 87,142,927
MaxLinear, Inc.
(a)
..................... 92,647 1,489,764
Microchip Technology, Inc. ............... 650,445 41,771,578
Micron Technology, Inc. ................. 1,343,001 224,710,927
MKS, Inc.
(b)
......................... 81,855 10,131,193
Monolithic Power Systems, Inc. ........... 57,415 52,858,546
Navitas Semiconductor Corp.
(a) (b)
.......... 199,373 1,439,473
NVE Corp. ......................... 7,934 517,852
NVIDIA Corp. ....................... 29,266,934 5,460,624,547
NXP Semiconductors NV ............... 301,596 68,682,457
ON Semiconductor Corp.
(a)
.............. 491,545 24,238,084
Onto Innovation, Inc.
(a)
................. 60,182 7,776,718
PDF Solutions, Inc.
(a)
.................. 39,736 1,025,983
Penguin Solutions, Inc.
(a) (b)
............... 66,006 1,734,638
Photronics, Inc.
(a)
..................... 77,353 1,775,251
Power Integrations, Inc. ................ 67,941 2,731,908
Qorvo, Inc.
(a)
........................ 101,498 9,244,438
QUALCOMM, Inc. .................... 1,291,414 214,839,633
Rambus, Inc.
(a)
...................... 129,868 13,532,246
Rigetti Computing, Inc.
(a) (b)
............... 392,184 11,683,161
Semtech Corp.
(a)
..................... 105,200 7,516,540
Silicon Laboratories, Inc.
(a)
............... 41,910 5,495,658
SiTime Corp.
(a) (b)
..................... 26,669 8,035,636
SkyWater Technology, Inc.
(a)
............. 78 1,455
Skyworks Solutions, Inc. ................ 176,704 13,602,674
SolarEdge Technologies, Inc.
(a) (b)
.......... 67,527 2,498,499
Synaptics, Inc.
(a)
..................... 51,261 3,503,177
Teradyne, Inc.
(b)
...................... 190,728 26,251,802
Texas Instruments, Inc. ................. 1,090,082 200,280,766

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.
(a)
.............. 54,078 $ 1,473,625
Universal Display Corp. ................ 52,856 7,591,707
Veeco Instruments, Inc.
(a) (b)
.............. 76,613 2,331,334
9,764,701,167
Software — 11.0%
8x8, Inc.
(a)
.......................... 206,379 437,524
A10 Networks, Inc. .................... 83,849 1,521,859
ACI Worldwide, Inc.
(a)
.................. 131,795 6,954,822
Adeia, Inc. ......................... 143,689 2,413,975
Adobe, Inc.
(a)
........................ 509,163 179,607,248
Agilysys, Inc.
(a) (b)
..................... 30,812 3,242,963
Alarm.com Holdings, Inc.
(a)
.............. 60,504 3,211,552
Alkami Technology, Inc.
(a) (b)
.............. 100,507 2,496,594
Amplitude, Inc. , Class A
(a) (b)
.............. 115,801 1,241,387
Appfolio, Inc. , Class A
(a) (b)
............... 27,906 7,692,568
Appian Corp. , Class A
(a)
................ 62,075 1,897,633
AppLovin Corp. , Class A
(a) (b)
.............. 324,828 233,401,911
Asana, Inc. , Class A
(a) (b)
................. 106,234 1,419,286
Atlassian Corp. , Class A
(a)
............... 199,976 31,936,167
Aurora Innovation, Inc. , Class A
(a) (b)
......... 1,391,914 7,502,417
Autodesk, Inc.
(a)
...................... 255,978 81,316,531
AvePoint, Inc. , Class A
(a) (b)
............... 159,982 2,401,330
Bentley Systems, Inc. , Class B ............ 180,214 9,277,417
BILL Holdings, Inc.
(a) (b)
.................. 111,987 5,931,951
Bit Digital, Inc.
(a) (b)
..................... 424,663 1,273,989
BitMine Immersion Technologies, Inc.
(a)
...... 210,588 10,935,835
Blackbaud, Inc.
(a)
..................... 51,660 3,322,255
BlackLine, Inc.
(a) (b)
.................... 61,357 3,258,057
Blend Labs, Inc. , Class A
(a) (b)
............. 295,986 1,080,349
Box, Inc. , Class A
(a)
................... 174,559 5,633,019
Braze, Inc. , Class A
(a) (b)
................. 102,941 2,927,642
C3.ai, Inc. , Class A
(a) (b)
................. 151,318 2,623,854
Cadence Design Systems, Inc.
(a)
.......... 326,956 114,846,565
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 660,508 6,017,228
Cerence, Inc.
(a) (b)
..................... 51,994 647,845
Cipher Mining, Inc.
(a) (b)
.................. 361,094 4,546,174
Circle Internet Group, Inc.
(a) (b)
............. 65,350 8,664,103
Cleanspark, Inc.
(a) (b)
................... 333,153 4,830,719
Clear Secure, Inc. , Class A .............. 109,623 3,659,216
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 335,575 6,047,062
Commvault Systems, Inc.
(a)
.............. 53,508 10,101,240
Confluent, Inc. , Class A
(a) (b)
.............. 351,585 6,961,383
Consensus Cloud Solutions, Inc.
(a)
......... 25,387 745,616
Core Scientific, Inc.
(a) (b)
................. 364,913 6,546,539
Crowdstrike Holdings, Inc. , Class A
(a)
........ 299,819 147,025,241
Datadog, Inc. , Class A
(a)
................ 389,608 55,480,179
Digimarc Corp.
(a) (b)
.................... 22,982 224,534
Digital Turbine, Inc.
(a) (b)
................. 142,407 911,405
DocuSign, Inc.
(a)
..................... 243,863 17,580,084
Dolby Laboratories, Inc. , Class A .......... 70,567 5,106,934
Domo, Inc. , Class B
(a) (b)
................. 54,509 863,423
Dropbox, Inc. , Class A
(a)
................ 221,369 6,687,558
D-Wave Quantum, Inc.
(a) (b)
............... 409,640 10,122,204
Dynatrace, Inc.
(a)
..................... 363,588 17,615,839
Elastic NV
(a)
........................ 113,146 9,559,706
Exodus Movement, Inc. , Class A
(a) (b)
........ 6,827 189,654
Fair Isaac Corp.
(a)
..................... 28,769 43,053,672
Five9, Inc.
(a)
........................ 97,067 2,349,021
Fortinet, Inc.
(a)
....................... 780,055 65,587,024
Freshworks, Inc. , Class A
(a)
.............. 248,657 2,926,693
Gen Digital, Inc. ...................... 666,595 18,924,632
Gitlab, Inc. , Class A
(a) (b)
................. 171,180 7,716,794
Guidewire Software, Inc.
(a)
............... 101,150 23,250,339
HubSpot, Inc.
(a)
...................... 63,789 29,840,494
Security
Shares
Shares Value
Software (continued)
Hut 8 Corp.
(a) (b)
...................... 115,211 $ 4,010,495
I3 Verticals, Inc. , Class A
(a) (b)
............. 30,163 979,091
Informatica, Inc. , Class A
(a)
.............. 134,899 3,350,891
Intapp, Inc.
(a) (b)
....................... 66,840 2,733,756
InterDigital, Inc.
(b)
..................... 30,949 10,684,523
Intuit, Inc. .......................... 335,057 228,813,776
Jamf Holding Corp.
(a)
.................. 112,567 1,204,467
Klaviyo, Inc. , Class A
(a) (b)
................ 151,323 4,190,134
Life360, Inc.
(a) (b)
...................... 93,156 9,902,483
LiveRamp Holdings, Inc.
(a)
............... 87,622 2,378,061
Manhattan Associates, Inc.
(a)
............. 72,683 14,898,561
MARA Holdings, Inc.
(a) (b)
................ 448,901 8,196,932
Meridianlink, Inc.
(a) (b)
................... 66,182 1,319,007
Microsoft Corp. ...................... 8,917,728 4,618,937,218
Mitek Systems, Inc.
(a) (b)
................. 76,997 752,261
N-able, Inc.
(a)
........................ 100,059 780,460
nCino, Inc.
(a) (b)
....................... 129,758 3,517,739
NCR Voyix Corp.
(a) (b)
................... 191,252 2,400,213
NextNav, Inc.
(a) (b)
..................... 110,785 1,584,226
Nutanix, Inc. , Class A
(a)
................. 320,931 23,874,057
ON24, Inc.
(a)
........................ 105,463 603,248
OneSpan, Inc. ....................... 47,226 750,421
Onestream, Inc.
(a) (b)
................... 100,855 1,858,758
Ooma, Inc.
(a)
........................ 52,359 627,784
Oracle Corp. ........................ 1,988,916 559,362,736
PagerDuty, Inc.
(a)
..................... 119,876 1,980,352
Palantir Technologies, Inc. , Class A
(a)
....... 2,729,607 497,934,909
Palo Alto Networks, Inc.
(a)
............... 800,383 162,973,986
PAR Technology Corp.
(a) (b)
............... 53,780 2,128,612
Pegasystems, Inc.
(b)
................... 109,254 6,282,105
Porch Group, Inc.
(a) (b)
.................. 126,298 2,119,280
Procore Technologies, Inc.
(a) (b)
............ 141,797 10,339,837
Progress Software Corp.
(a)
............... 54,014 2,372,835
PROS Holdings, Inc.
(a) (b)
................ 70,965 1,625,808
PTC, Inc.
(a)
......................... 143,499 29,133,167
Q2 Holdings, Inc.
(a) (b)
................... 74,936 5,424,617
Qualys, Inc.
(a)
....................... 42,761 5,658,563
Rapid7, Inc.
(a) (b)
...................... 75,674 1,418,888
Red Violet, Inc. ...................... 19,262 1,006,440
RingCentral, Inc. , Class A
(a)
.............. 102,071 2,892,692
Riot Platforms, Inc.
(a)
.................. 381,025 7,250,906
Roper Technologies, Inc. ................ 127,710 63,687,700
Rubrik, Inc. , Class A
(a)
.................. 160,931 13,236,575
SailPoint, Inc.
(a) (b)
..................... 92,461 2,041,539
Salesforce, Inc. ...................... 1,146,192 271,647,504
Samsara, Inc. , Class A
(a) (b)
............... 363,354 13,534,937
SEMrush Holdings, Inc. , Class A
(a)
......... 46,671 330,431
SentinelOne, Inc. , Class A
(a)
.............. 397,730 7,004,025
ServiceNow, Inc.
(a)
.................... 249,443 229,557,404
ServiceTitan, Inc. , Class A
(a) (b)
............ 66,430 6,698,137
SoundHound AI, Inc. , Class A
(a) (b)
.......... 451,748 7,264,108
Sprinklr, Inc. , Class A
(a) (b)
................ 135,863 1,048,862
Sprout Social, Inc. , Class A
(a) (b)
............ 68,222 881,428
SPS Commerce, Inc.
(a)
................. 46,291 4,820,745
SRAX, Inc.
(a) (b)
....................... 10,903 654
Strategy, Inc. , Class A
(a) (b)
............... 316,683 102,038,429
Synopsys, Inc.
(a)
..................... 221,916 109,491,135
Telos Corp.
(a) (b)
....................... 119,161 815,061
Tenable Holdings, Inc.
(a) (b)
............... 148,873 4,341,137
Teradata Corp.
(a)
..................... 124,233 2,672,252
Terawulf, Inc.
(a) (b)
..................... 393,097 4,489,168
Tyler Technologies, Inc.
(a)
............... 51,946 27,176,069
UiPath, Inc. , Class A
(a) (b)
................ 518,498 6,937,503
Unity Software, Inc.
(a) (b)
................. 407,780 16,327,511
Varonis Systems, Inc.
(a) (b)
................ 138,004 7,931,090

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Verint Systems, Inc.
(a)
.................. 73,282 $ 1,483,961
Vertex, Inc. , Class A
(a) (b)
................. 92,503 2,293,149
Weave Communications, Inc.
(a) (b)
.......... 111,983 748,046
Workday, Inc. , Class A
(a) (b)
............... 258,658 62,266,740
Workiva, Inc. , Class A
(a) (b)
............... 63,018 5,424,589
Xperi, Inc.
(a) (b)
....................... 52,528 340,381
Yext, Inc.
(a)
......................... 135,141 1,151,401
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 245,511 4,878,304
Zoom Communications, Inc. , Class A
(a)
...... 310,678 25,630,935
Zscaler, Inc.
(a)
....................... 120,305 36,050,596
8,546,085,056
Specialized REITs — 0.8%
American Tower Corp. ................. 561,194 107,928,830
Crown Castle, Inc. .................... 527,630 50,911,019
CubeSmart ......................... 275,315 11,194,308
Digital Realty Trust, Inc. ................ 384,595 66,488,784
EPR Properties ...................... 96,543 5,600,459
Equinix, Inc. ........................ 117,428 91,974,307
Extra Space Storage, Inc. ............... 254,811 35,913,062
Farmland Partners, Inc. ................ 83,610 909,677
Four Corners Property Trust, Inc. .......... 138,940 3,390,136
Gaming & Leisure Properties, Inc. ......... 330,042 15,383,258
Gladstone Land Corp. ................. 53,800 492,808
Iron Mountain, Inc. .................... 355,557 36,245,481
Lamar Advertising Co. , Class A ........... 105,354 12,897,437
Millrose Properties, Inc. , Class A ........... 148,610 4,994,782
National Storage Affiliates Trust ........... 89,833 2,714,753
Outfront Media, Inc. ................... 189,142 3,465,081
PotlatchDeltic Corp. ................... 90,275 3,678,706
Public Storage ....................... 187,927 54,282,714
Rayonier, Inc. ....................... 170,285 4,519,364
Safehold, Inc. ....................... 72,157 1,117,712
SBA Communications Corp. ............. 128,139 24,775,676
Smartstop Self Storage REIT, Inc. .......... 39,879 1,501,045
VICI Properties, Inc. ................... 1,278,594 41,694,950
Weyerhaeuser Co. .................... 866,166 21,472,255
603,546,604
Specialty Retail — 1.9%
Abercrombie & Fitch Co. , Class A
(a)
......... 60,966 5,215,641
Academy Sports & Outdoors, Inc.
(b)
......... 82,067 4,104,991
Advance Auto Parts, Inc. ................ 71,166 4,369,592
American Eagle Outfitters, Inc. ............ 195,922 3,352,226
America's Car-Mart, Inc.
(a) (b)
.............. 8,709 254,390
Arhaus, Inc. , Class A
(a)
................. 58,041 616,976
Arko Corp. ......................... 99,951 456,776
Asbury Automotive Group, Inc.
(a) (b)
.......... 24,274 5,933,779
AutoNation, Inc.
(a)
..................... 33,037 7,227,505
AutoZone, Inc.
(a)
..................... 20,004 85,821,961
Bath & Body Works, Inc. ................ 254,904 6,566,327
Bed Bath & Beyond, Inc.
(a) (b)
.............. 97,287 952,440
Best Buy Co., Inc. .................... 232,550 17,585,431
Boot Barn Holdings, Inc.
(a) (b)
.............. 36,331 6,020,773
Buckle, Inc. (The) .................... 36,567 2,145,020
Build-A-Bear Workshop, Inc. ............. 18,659 1,216,753
Burlington Stores, Inc.
(a)
................ 75,175 19,132,038
Caleres, Inc. ........................ 44,952 586,174
Camping World Holdings, Inc. , Class A ...... 72,048 1,137,638
CarMax, Inc.
(a)
....................... 183,397 8,229,023
Carvana Co. , Class A
(a) (b)
................ 165,970 62,610,523
Chewy, Inc. , Class A
(a)
................. 264,694 10,706,872
Children's Place, Inc. (The)
(a) (b)
............ 15,001 93,156
Dick's Sporting Goods, Inc. .............. 79,611 17,691,156
EVgo, Inc. , Class A
(a) (b)
................. 160,359 758,498
Security
Shares
Shares Value
Specialty Retail (continued)
Five Below, Inc.
(a)
..................... 67,047 $ 10,372,171
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 127,973 9,431,610
GameStop Corp. , Class A
(a) (b)
............. 490,598 13,383,514
Gap, Inc. (The) ...................... 268,207 5,736,948
GCI Liberty, Inc., Escrow
(a) (d)
............. 83,651 1
Genesco, Inc.
(a) (b)
..................... 18,607 539,417
Group 1 Automotive, Inc.
(b)
............... 14,928 6,531,149
Guess?, Inc. ........................ 61,889 1,034,165
Haverty Furniture Cos., Inc. .............. 19,847 435,245
Home Depot, Inc. (The) ................ 1,193,452 483,574,816
Leslie's, Inc.
(a) (b)
...................... 16,156 88,856
Lithia Motors, Inc. , Class A .............. 30,666 9,690,456
Lowe's Cos., Inc. ..................... 671,957 168,869,514
MarineMax, Inc.
(a) (b)
................... 23,670 599,561
Monro, Inc. ......................... 41,993 754,614
Murphy USA, Inc. .................... 21,423 8,317,694
National Vision Holdings, Inc.
(a)
........... 96,073 2,804,371
ODP Corp. (The)
(a)
.................... 39,555 1,101,607
O'Reilly Automotive, Inc.
(a)
............... 1,012,577 109,165,926
Penske Automotive Group, Inc. ........... 23,578 4,100,450
Petco Health & Wellness Co., Inc.
(a) (b)
....... 168,743 653,035
PetMed Express, Inc.
(a)
................. 77,465 194,437
RealReal, Inc. (The)
(a)
.................. 141,517 1,504,326
Revolve Group, Inc. , Class A
(a) (b)
........... 46,458 989,555
RH
(a) (b)
............................ 18,331 3,724,126
Ross Stores, Inc. ..................... 393,286 59,932,854
Sally Beauty Holdings, Inc.
(a)
............. 127,482 2,075,407
Shoe Carnival, Inc. .................... 29,860 620,789
Signet Jewelers Ltd. ................... 51,511 4,940,935
Sonic Automotive, Inc. , Class A ........... 20,176 1,535,192
Stitch Fix, Inc. , Class A
(a) (b)
............... 167,372 728,068
ThredUp, Inc. , Class A
(a) (b)
............... 136,359 1,288,593
TJX Cos., Inc. (The) ................... 1,337,718 193,353,760
Tractor Supply Co. .................... 633,206 36,010,425
Ulta Beauty, Inc.
(a)
.................... 53,759 29,392,733
Upbound Group, Inc. .................. 62,979 1,488,194
Urban Outfitters, Inc.
(a) (b)
................ 69,010 4,929,384
Valvoline, Inc.
(a) (b)
..................... 156,862 5,632,915
Victoria's Secret & Co.
(a) (b)
............... 95,935 2,603,676
Warby Parker, Inc. , Class A
(a) (b)
............ 119,277 3,289,660
Wayfair, Inc. , Class A
(a) (b)
................ 129,186 11,540,185
Williams-Sonoma, Inc. ................. 149,540 29,227,593
Winmark Corp. ...................... 3,395 1,689,929
Zumiez, Inc.
(a) (b)
...................... 32,545 638,208
1,507,301,723
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ......................... 17,801,701 4,532,847,126
CompoSecure, Inc. , Class A
(a)
............ 63,635 1,324,881
Corsair Gaming, Inc.
(a)
................. 82,521 736,087
Dell Technologies, Inc. , Class C ........... 362,295 51,362,562
Diebold Nixdorf, Inc.
(a)
.................. 44,670 2,547,530
Eastman Kodak Co.
(a) (b)
................. 116,634 747,624
Hewlett Packard Enterprise Co. ........... 1,584,431 38,913,625
HP, Inc. ........................... 1,124,671 30,624,791
Immersion Corp. ..................... 62,881 461,547
IonQ, Inc.
(a) (b)
........................ 357,338 21,976,287
NetApp, Inc. ........................ 241,244 28,577,764
Pure Storage, Inc. , Class A
(a)
............. 376,346 31,541,558
Quantum Computing, Inc.
(a) (b)
............. 167,431 3,082,405
Sandisk Corp.
(a)
...................... 166,164 18,643,601
Seagate Technology Holdings plc .......... 256,963 60,658,686
Super Micro Computer, Inc.
(a) (b)
............ 602,956 28,905,711
Western Digital Corp. .................. 418,292 50,220,137

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp. .................. 139,491 $ 524,486
4,903,696,408
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a)
.................. 155,906 3,105,648
Carter's, Inc. ........................ 43,607 1,230,590
Columbia Sportswear Co. ............... 32,195 1,683,798
Crocs, Inc.
(a) (b)
....................... 67,509 5,640,377
Deckers Outdoor Corp.
(a)
................ 177,859 18,029,567
Figs, Inc. , Class A
(a) (b)
.................. 207,452 1,387,854
G-III Apparel Group Ltd.
(a) (b)
.............. 53,157 1,414,508
Hanesbrands, Inc.
(a)
................... 429,248 2,828,744
Kontoor Brands, Inc. ................... 60,813 4,851,053
Levi Strauss & Co. , Class A .............. 127,502 2,970,797
Lululemon Athletica, Inc.
(a)
............... 130,793 23,271,998
Movado Group, Inc. ................... 23,958 454,483
NIKE, Inc. , Class B ................... 1,429,332 99,667,320
Oxford Industries, Inc. ................. 19,068 773,017
PVH Corp.
(b)
........................ 57,604 4,825,487
Ralph Lauren Corp. , Class A ............. 46,664 14,631,964
Steven Madden Ltd. ................... 89,046 2,981,260
Tapestry, Inc. ........................ 251,196 28,440,411
Under Armour, Inc. , Class A
(a) (b)
........... 172,166 859,109
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 233,304 1,126,858
VF Corp. .......................... 404,443 5,836,112
Wolverine World Wide, Inc. .............. 97,899 2,686,349
228,697,304
Tobacco — 0.6%
Altria Group, Inc. ..................... 2,005,176 132,461,927
Philip Morris International, Inc. ............ 1,867,143 302,850,595
Turning Point Brands, Inc. ............... 22,889 2,262,806
Universal Corp. ...................... 29,743 1,661,741
439,237,069
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ................ 127,965 8,144,972
Alta Equipment Group, Inc. , Class A ........ 51,193 370,637
Applied Industrial Technologies, Inc. ........ 45,522 11,883,518
BlueLinx Holdings, Inc.
(a) (b)
............... 10,404 760,324
Boise Cascade Co. ................... 46,289 3,579,065
Core & Main, Inc. , Class A
(a) (b)
............ 231,866 12,481,347
Custom Truck One Source, Inc.
(a) (b)
......... 116,763 749,618
Distribution Solutions Group, Inc.
(a) (b)
........ 20,470 615,738
DNOW, Inc.
(a)
....................... 127,884 1,950,231
DXP Enterprises, Inc.
(a)
................. 17,565 2,091,465
Fastenal Co. ........................ 1,376,459 67,501,549
Ferguson Enterprises, Inc. ............... 236,080 53,018,846
FTAI Aviation Ltd.
(b)
................... 123,302 20,574,172
GATX Corp. ........................ 42,945 7,506,786
Global Industrial Co. ................... 21,683 795,116
Herc Holdings, Inc. .................... 37,572 4,383,150
Hudson Technologies, Inc.
(a)
............. 57,999 575,930
McGrath RentCorp .................... 30,212 3,543,868
MRC Global, Inc.
(a)
.................... 121,421 1,750,891
MSC Industrial Direct Co., Inc. , Class A ...... 53,208 4,902,585
NPK International, Inc.
(a)
................ 119,009 1,345,992
QXO, Inc.
(a) (b)
........................ 580,076 11,056,249
Rush Enterprises, Inc. , Class A ........... 62,797 3,357,756
Rush Enterprises, Inc. , Class B
(b)
.......... 25,248 1,449,740
SiteOne Landscape Supply, Inc.
(a) (b)
......... 55,558 7,155,870
Titan Machinery, Inc.
(a) (b)
................ 29,672 496,709
United Rentals, Inc. ................... 77,336 73,829,586
Watsco, Inc. ........................ 42,045 16,998,794
WESCO International, Inc. ............... 56,628 11,976,822
Willis Lease Finance Corp.
(b)
............. 3,137 430,051
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. .................... 52,455 $ 49,987,517
Xometry, Inc. , Class A
(a) (b)
............... 55,005 2,996,122
388,261,016
Water Utilities — 0.1%
American States Water Co. .............. 56,889 4,171,101
American Water Works Co., Inc. ........... 234,179 32,595,375
Artesian Resources Corp. , Class A, NVS ..... 17,070 556,397
California Water Service Group ........... 71,263 3,270,259
Consolidated Water Co. Ltd. ............. 17,645 622,516
Essential Utilities, Inc. .................. 340,768 13,596,643
H2O America ....................... 41,764 2,033,907
Middlesex Water Co. .................. 21,628 1,170,507
York Water Co. (The) .................. 24,425 743,009
58,759,714
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 17,678 884,077
Gogo, Inc.
(a)
........................ 83,172 714,448
Telephone & Data Systems, Inc. ........... 117,510 4,611,092
T-Mobile US, Inc. ..................... 580,053 138,853,087
145,062,704
Total Common Stocks — 99 .8%
(Cost: $ 45,823,595,979 ) ............................ 77,814,628,349
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
........... 4,142 2,071
Contra Miragen Therape, CVR
(d)
.......... 119 —
Dianthus Therapeutics, Inc., CVR ......... 19,942 977
Gyre Therapeutics, Inc., CVR
(b) (d)
.......... 7,839 —
Neurogene, Inc., CVR
(d)
................ 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
....... 722 740
Qualigen Therapeutics, Inc., CVR
(b) (d)
....... 14,465 —
Sanofi Aatd, Inc., CVR
(d)
................ 34,925 40,862
Spyre Therapeutics, Inc., CVR
(d)
.......... 33,740 —
Sting Agonist, CVR
(d)
.................. 11,084 3,768
Sting Antagonist, CVR ................. 11,084 4,434
52,852
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a) (d)
......... 2,058 248
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a) (d)
............................ 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b) (d)
......... 167,980 2
Contra Spectrum Pharmaals, Inc., CVR ..... 146,012 10,330
Seelos Therapeutics, Inc., CVR ........... 43 24
10,356
Total Rights — 0.0%
(Cost: $ 36,885 ) ................................. 63,493

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Issued/Exercisable
02/28/25 , 1 Share for 1 Warrant, Expires
03/11/28 , Strike Price USD 47.50 )
(a) (b)
..... 6,110 $ 10,692
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 10,692
Total Long-Term Investments — 99.8%
(Cost: $ 45,823,632,864 ) ............................ 77,814,702,534
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(g)
................... 1,400,766,645 $ 1,401,467,028
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 112,444,920 112,444,920
Total Short-Term Securities — 1 .9%
(Cost: $ 1,513,239,343 ) ............................ 1,513,911,948
Total Investments — 101 .7%
(Cost: $ 47,336,872,207 ) ............................ 79,328,614,482
Liabilities in Excess of Other Assets — (1.7) % ............. (1,358,015,608)
Net Assets — 100.0% ...............................
$ 77,970,598,874
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,019,455,145 $ 382,011,584
(a)
$ — $ (48,645) $ 48,944 $ 1,401,467,028 1,400,766,645 $ 4,974,904
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 113,818,682 — (1,373,762)
(a)
— — 112,444,920 112,444,920 2,510,377 —
BlackRock, Inc. .......... 157,187,612 14,049,823 (7,908,226) 2,442,100 36,033,793 201,805,102 173,094 1,806,583 —
$ 2,393,455 $ 36,082,737 $ 1,715,717,050 $ 9,291,864 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 387 12/19/25 $ 130,395 $ 1,480,268
S&P Midcap 400 E-Mini Index ................................................. 47 12/19/25 15,445 (192,862)
$ 1,287,406

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Core S&P Total U.S. Stock Market ETF
32
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,480,268 $ — $ — $ — $ 1,480,268
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 192,862 — — — 192,862
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 23,403,930 $ — $ — $ — $ 23,403,930
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (506,730) $ — $ — $ — $ (506,730)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 147,803,821
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 77,814,627,693 $ 654 $ 2 $ 77,814,628,349
Rights ................................................ — 15,765 47,728 63,493
Warrants .............................................. 10,692 — — 10,692
Short-Term Securities
Money Market Funds ...................................... 1,513,911,948 — — 1,513,911,948
$ 79,328,550,333 $ 16,419 $ 47,730 $ 79,328,614,482
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,480,268 $ — $ — $ 1,480,268
Liabilities
Equity contracts ........................................... (192,862) — — (192,862)
$ 1,287,406 $ — $ — $ 1,287,406
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
S&P 500 3% Capped ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................. 21 $ 15,071
Boeing Co. (The)
(a)
.................... 198 42,734
GE Aerospace ....................... 277 83,327
General Dynamics Corp. ................ 66 22,506
Howmet Aerospace, Inc. ................ 106 20,801
Huntington Ingalls Industries, Inc. .......... 11 3,167
L3Harris Technologies, Inc. .............. 50 15,271
Lockheed Martin Corp. ................. 53 26,458
Northrop Grumman Corp. ............... 35 21,326
RTX Corp. ......................... 349 58,398
Textron, Inc. ........................ 47 3,971
TransDigm Group, Inc. ................. 15 19,770
332,800
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 31 4,105
Expeditors International of Washington, Inc. ... 37 4,536
FedEx Corp. ........................ 56 13,205
United Parcel Service, Inc. , Class B ........ 194 16,205
38,051
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 56 4,828
Automobiles — 2.9%
Ford Motor Co. ...................... 1,010 12,080
General Motors Co. ................... 247 15,059
Tesla, Inc.
(a)
......................... 729 324,201
351,340
Banks — 4.4%
Bank of America Corp. ................. 1,770 91,314
Citigroup, Inc. ....................... 478 48,517
Citizens Financial Group, Inc. ............ 112 5,954
Fifth Third Bancorp ................... 171 7,618
Huntington Bancshares, Inc. ............. 378 6,528
JPMorgan Chase & Co. ................ 715 225,533
KeyCorp ........................... 242 4,523
M&T Bank Corp. ..................... 40 7,905
PNC Financial Services Group, Inc. (The) .... 101 20,294
Regions Financial Corp. ................ 232 6,118
Truist Financial Corp. .................. 335 15,316
US Bancorp ........................ 402 19,429
Wells Fargo & Co. .................... 831 69,654
528,703
Beverages — 1.2%
Brown-Forman Corp. , Class B, NVS ........ 41 1,110
Coca-Cola Co. (The) .................. 1,009 66,917
Constellation Brands, Inc. , Class A ......... 37 4,983
Keurig Dr Pepper, Inc. ................. 353 9,005
Molson Coors Beverage Co. , Class B ....... 38 1,719
Monster Beverage Corp.
(a)
............... 184 12,385
PepsiCo, Inc. ....................... 358 50,278
146,397
Biotechnology — 1.9%
AbbVie, Inc. ........................ 459 106,277
Amgen, Inc. ........................ 139 39,226
Biogen, Inc.
(a)
....................... 35 4,903
Gilead Sciences, Inc. .................. 325 36,075
Incyte Corp.
(a)
....................... 46 3,901
Moderna, Inc.
(a)
...................... 87 2,247
Regeneron Pharmaceuticals, Inc. .......... 26 14,619
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 66 $ 25,848
233,096
Broadline Retail — 2.9%
Amazon.com, Inc.
(a)
................... 1,549 340,114
eBay, Inc. .......................... 114 10,368
350,482
Building Products — 0.6%
A O Smith Corp. ..................... 30 2,202
Allegion plc ......................... 21 3,724
Builders FirstSource, Inc.
(a)
.............. 30 3,638
Carrier Global Corp. ................... 208 12,418
Johnson Controls International plc ......... 169 18,582
Lennox International, Inc. ............... 9 4,764
Masco Corp. ........................ 55 3,871
Trane Technologies plc ................. 58 24,474
73,673
Capital Markets — 4.2%
Ameriprise Financial, Inc. ............... 18 8,843
Bank of New York Mellon Corp. (The) ....... 183 19,940
BlackRock, Inc.
(b)
..................... 38 44,303
Blackstone, Inc. , Class A ................ 192 32,803
CBOE Global Markets, Inc. .............. 27 6,622
Charles Schwab Corp. (The) ............. 446 42,580
CME Group, Inc. , Class A ............... 94 25,398
Coinbase Global, Inc. , Class A
(a)
........... 59 19,912
FactSet Research Systems, Inc. ........... 10 2,865
Franklin Resources, Inc. ................ 79 1,827
Goldman Sachs Group, Inc. (The) ......... 78 62,115
Interactive Brokers Group, Inc. , Class A ...... 115 7,913
Intercontinental Exchange, Inc. ........... 150 25,272
Invesco Ltd. ........................ 114 2,615
KKR & Co., Inc. ...................... 181 23,521
Moody's Corp. ....................... 40 19,059
Morgan Stanley ...................... 315 50,072
MSCI, Inc. ......................... 21 11,916
Nasdaq, Inc. ........................ 120 10,614
Northern Trust Corp. ................... 49 6,595
Raymond James Financial, Inc. ........... 45 7,767
Robinhood Markets, Inc. , Class A
(a)
......... 201 28,779
S&P Global, Inc. ..................... 81 39,424
State Street Corp. .................... 73 8,469
T. Rowe Price Group, Inc. ............... 57 5,850
515,074
Chemicals — 1.3%
Air Products & Chemicals, Inc. ............ 59 16,090
Albemarle Corp. ..................... 31 2,513
CF Industries Holdings, Inc. .............. 42 3,767
Corteva, Inc. ........................ 176 11,903
Dow, Inc. .......................... 184 4,219
DuPont de Nemours, Inc. ............... 107 8,335
Eastman Chemical Co. ................. 30 1,892
Ecolab, Inc. ........................ 66 18,075
International Flavors & Fragrances, Inc. ...... 66 4,062
Linde plc .......................... 122 57,950
LyondellBasell Industries NV , Class A ....... 66 3,237
Mosaic Co. (The) ..................... 82 2,844
PPG Industries, Inc. ................... 58 6,096
Sherwin-Williams Co. (The) .............. 61 21,122
162,105
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 87 17,857
Copart, Inc.
(a)
....................... 231 10,388

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 3% Capped ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 54 $ 12,392
Rollins, Inc. ......................... 73 4,288
Veralto Corp. ........................ 64 6,823
Waste Management, Inc. ................ 96 21,200
72,948
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 267 38,905
Cisco Systems, Inc. ................... 1,031 70,541
F5, Inc.
(a)
.......................... 15 4,848
Motorola Solutions, Inc. ................ 43 19,663
133,957
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................... 11 7,145
Quanta Services, Inc. .................. 39 16,162
23,307
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ............ 15 9,454
Vulcan Materials Co. .................. 34 10,459
19,913
Consumer Finance — 0.7%
American Express Co. ................. 141 46,834
Capital One Financial Corp. .............. 167 35,501
Synchrony Financial ................... 96 6,821
89,156
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. ................ 115 106,447
Dollar General Corp. .................. 57 5,891
Dollar Tree, Inc.
(a)
..................... 50 4,719
Kroger Co. (The) ..................... 158 10,651
Sysco Corp. ........................ 123 10,128
Target Corp. ........................ 121 10,854
Walmart, Inc. ........................ 1,141 117,591
266,281
Containers & Packaging — 0.2%
Amcor plc .......................... 599 4,900
Avery Dennison Corp. .................. 21 3,406
Ball Corp. .......................... 71 3,580
International Paper Co. ................. 137 6,357
Packaging Corp. of America ............. 23 5,012
Smurfit WestRock plc .................. 136 5,789
29,044
Distributors — 0.1%
Genuine Parts Co. .................... 38 5,267
LKQ Corp. ......................... 61 1,863
Pool Corp. ......................... 9 2,790
9,920
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 1,854 52,357
Verizon Communications, Inc. ............ 1,099 48,301
100,658
Electric Utilities — 1.8%
Alliant Energy Corp. ................... 66 4,449
American Electric Power Co., Inc. .......... 138 15,525
Constellation Energy Corp. .............. 81 26,655
Duke Energy Corp. ................... 201 24,874
Edison International ................... 99 5,473
Entergy Corp. ....................... 115 10,717
Evergy, Inc. ......................... 59 4,485
Eversource Energy ................... 96 6,829
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ........................ 262 $ 11,793
FirstEnergy Corp. .................... 134 6,140
NextEra Energy, Inc. .................. 538 40,614
NRG Energy, Inc. ..................... 50 8,097
PG&E Corp. ........................ 568 8,565
Pinnacle West Capital Corp. ............. 31 2,779
PPL Corp. ......................... 191 7,098
Southern Co. (The) ................... 285 27,009
Xcel Energy, Inc. ..................... 152 12,259
223,361
Electrical Equipment — 1.1%
AMETEK, Inc. ....................... 59 11,092
Eaton Corp. plc ...................... 102 38,174
Emerson Electric Co. .................. 143 18,759
GE Vernova, Inc. ..................... 71 43,658
Generac Holdings, Inc.
(a)
................ 15 2,511
Hubbell, Inc. ........................ 14 6,024
Rockwell Automation, Inc. ............... 29 10,136
130,354
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 319 39,476
CDW Corp. ......................... 34 5,416
Corning, Inc. ........................ 201 16,488
Jabil, Inc. .......................... 27 5,864
Keysight Technologies, Inc.
(a)
............. 45 7,871
TE Connectivity plc ................... 77 16,904
Teledyne Technologies, Inc.
(a)
............. 13 7,619
Trimble, Inc.
(a)
....................... 62 5,062
Zebra Technologies Corp. , Class A
(a)
........ 13 3,863
108,563
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 255 12,424
Halliburton Co. ...................... 221 5,437
Schlumberger NV .................... 393 13,507
31,368
Entertainment — 1.9%
Electronic Arts, Inc. ................... 58 11,699
Live Nation Entertainment, Inc.
(a)
.......... 41 6,699
Netflix, Inc.
(a)
........................ 110 131,881
Take-Two Interactive Software, Inc.
(a)
........ 45 11,626
TKO Group Holdings, Inc. , Class A ......... 18 3,635
Walt Disney Co. (The) ................. 469 53,701
Warner Bros Discovery, Inc.
(a)
............ 653 12,753
231,994
Financial Services — 4.9%
Apollo Global Management, Inc. ........... 119 15,859
Berkshire Hathaway, Inc. , Class B
(a)
........ 477 239,807
Block, Inc. , Class A
(a)
.................. 143 10,335
Corpay, Inc.
(a)
....................... 18 5,185
Fidelity National Information Services, Inc. .... 136 8,968
Fiserv, Inc.
(a)
........................ 142 18,308
Global Payments, Inc. ................. 63 5,234
Jack Henry & Associates, Inc. ............ 18 2,681
Mastercard, Inc. , Class A ................ 215 122,294
PayPal Holdings, Inc.
(a)
................. 248 16,631
Visa, Inc. , Class A .................... 441 150,548
595,850
Food Products — 0.6%
Archer-Daniels-Midland Co. .............. 125 7,468
Bunge Global SA ..................... 37 3,006
Campbell's Co. (The) .................. 56 1,769

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 3% Capped ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. .................. 118 $ 2,161
General Mills, Inc. .................... 139 7,008
Hershey Co. (The) .................... 37 6,921
Hormel Foods Corp. ................... 67 1,658
J M Smucker Co. (The) ................. 27 2,932
Kellanova .......................... 70 5,741
Kraft Heinz Co. (The) .................. 222 5,781
Lamb Weston Holdings, Inc. ............. 37 2,149
McCormick & Co., Inc. (Non-Voting) , NVS .... 65 4,349
Mondelez International, Inc. , Class A ........ 335 20,927
Tyson Foods, Inc. , Class A .............. 74 4,018
75,888
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 41 7,001
Ground Transportation — 1.1%
CSX Corp. ......................... 485 17,222
JB Hunt Transport Services, Inc. .......... 19 2,549
Norfolk Southern Corp. ................. 58 17,424
Old Dominion Freight Line, Inc. ........... 48 6,758
Uber Technologies, Inc.
(a)
............... 544 53,296
Union Pacific Corp. ................... 155 36,637
133,886
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................... 451 60,407
Align Technology, Inc.
(a)
................. 15 1,878
Baxter International, Inc. ................ 130 2,960
Becton Dickinson & Co. ................ 74 13,851
Boston Scientific Corp.
(a)
................ 387 37,783
Cooper Cos., Inc. (The)
(a)
............... 49 3,359
Dexcom, Inc.
(a)
...................... 101 6,796
Edwards Lifesciences Corp.
(a)
............ 152 11,821
GE HealthCare Technologies, Inc. ......... 118 8,862
Hologic, Inc.
(a)
....................... 57 3,847
IDEXX Laboratories, Inc.
(a)
............... 21 13,417
Insulet Corp.
(a)
....................... 18 5,557
Intuitive Surgical, Inc.
(a)
................. 93 41,592
Medtronic plc ....................... 336 32,001
ResMed, Inc. ....................... 38 10,402
Solventum Corp.
(a)
.................... 42 3,066
STERIS plc ......................... 25 6,186
Stryker Corp. ....................... 89 32,901
Zimmer Biomet Holdings, Inc. ............ 51 5,023
301,709
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. ................... 62 9,732
Cencora, Inc. ....................... 50 15,627
Centene Corp.
(a)
..................... 121 4,317
Cigna Group (The) .................... 67 19,313
CVS Health Corp. .................... 328 24,728
DaVita, Inc.
(a)
........................ 9 1,196
Elevance Health, Inc. .................. 59 19,064
HCA Healthcare, Inc. .................. 42 17,900
Henry Schein, Inc.
(a)
................... 27 1,792
Humana, Inc. ....................... 31 8,065
Labcorp Holdings, Inc. ................. 22 6,315
McKesson Corp. ..................... 33 25,494
Molina Healthcare, Inc.
(a)
................ 14 2,679
Quest Diagnostics, Inc. ................. 27 5,146
UnitedHealth Group, Inc. ................ 235 81,145
Universal Health Services, Inc. , Class B ..... 15 3,067
245,580
Security
Shares
Shares Value
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 40 $ 3,334
Healthpeak Properties, Inc. .............. 179 3,428
Ventas, Inc. ........................ 117 8,189
Welltower, Inc. ....................... 174 30,996
45,947
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 167 2,842
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. , Class A
(a)
.................. 109 13,235
Booking Holdings, Inc. ................. 8 43,194
Carnival Corp.
(a)
...................... 279 8,066
Chipotle Mexican Grill, Inc.
(a)
............. 349 13,677
Darden Restaurants, Inc. ............... 31 5,901
Domino's Pizza, Inc. ................... 8 3,454
DoorDash, Inc. , Class A
(a)
............... 96 26,111
Expedia Group, Inc. ................... 29 6,199
Hilton Worldwide Holdings, Inc. ........... 61 15,826
Las Vegas Sands Corp. ................ 74 3,980
Marriott International, Inc. , Class A ......... 58 15,106
McDonald's Corp. .................... 185 56,220
MGM Resorts International
(a)
............. 43 1,490
Norwegian Cruise Line Holdings Ltd.
(a)
....... 115 2,832
Royal Caribbean Cruises Ltd. ............ 66 21,356
Starbucks Corp. ...................... 295 24,957
Wynn Resorts Ltd. .................... 22 2,822
Yum! Brands, Inc. .................... 72 10,944
275,370
Household Durables — 0.4%
DR Horton, Inc. ...................... 72 12,202
Garmin Ltd. ......................... 42 10,341
Lennar Corp. , Class A .................. 58 7,310
Mohawk Industries, Inc.
(a)
............... 10 1,289
NVR, Inc.
(a)
......................... 1 8,035
PulteGroup, Inc. ..................... 54 7,135
46,312
Household Products — 1.1%
Church & Dwight Co., Inc. ............... 63 5,521
Clorox Co. (The) ..................... 32 3,946
Colgate-Palmolive Co. ................. 209 16,707
Kimberly-Clark Corp. .................. 83 10,320
Procter & Gamble Co. (The) ............. 609 93,573
130,067
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 177 2,329
Vistra Corp. ........................ 81 15,870
18,199
Industrial Conglomerates — 0.5%
3M Co. ............................ 138 21,415
Honeywell International, Inc. ............. 163 34,311
55,726
Industrial REITs — 0.2%
Prologis, Inc. ........................ 243 27,828
Insurance — 2.3%
Aflac, Inc. .......................... 122 13,627
Allstate Corp. (The) ................... 70 15,026
American International Group, Inc. ......... 139 10,917
Aon plc , Class A ..................... 56 19,968
Arch Capital Group Ltd. ................ 96 8,710
Arthur J Gallagher & Co. ................ 66 20,443
Assurant, Inc. ....................... 13 2,816

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 3% Capped ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. ................... 78 $ 7,316
Chubb Ltd. ......................... 96 27,096
Cincinnati Financial Corp. ............... 40 6,324
Erie Indemnity Co. , Class A, NVS .......... 7 2,227
Everest Group Ltd. .................... 11 3,853
Globe Life, Inc. ...................... 18 2,573
Hartford Insurance Group, Inc. (The) ........ 73 9,737
Loews Corp. ........................ 45 4,518
Marsh & McLennan Cos., Inc. ............ 128 25,796
MetLife, Inc. ........................ 145 11,944
Principal Financial Group, Inc. ............ 49 4,063
Progressive Corp. (The) ................ 152 37,536
Prudential Financial, Inc. ................ 91 9,440
Travelers Cos., Inc. (The) ............... 58 16,195
Willis Towers Watson plc ................ 25 8,636
WR Berkley Corp. .................... 77 5,900
274,661
Interactive Media & Services — 5.9%
Alphabet, Inc. , Class A ................. 826 200,801
Alphabet, Inc. , Class C, NVS ............. 664 161,717
Match Group, Inc. .................... 63 2,225
Meta Platforms, Inc. , Class A ............. 474 348,096
712,839
IT Services — 1.1%
Accenture plc , Class A ................. 162 39,949
Akamai Technologies, Inc.
(a)
.............. 38 2,879
Cognizant Technology Solutions Corp. , Class A . 127 8,518
EPAM Systems, Inc.
(a)
.................. 14 2,111
Gartner, Inc.
(a)
....................... 18 4,732
GoDaddy, Inc. , Class A
(a)
................ 35 4,789
International Business Machines Corp. ...... 243 68,565
VeriSign, Inc. ....................... 22 6,150
137,693
Leisure Products — 0.0%
Hasbro, Inc. ........................ 38 2,882
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 73 9,370
Bio-Techne Corp. ..................... 39 2,170
Charles River Laboratories International, Inc.
(a)
. 10 1,565
Danaher Corp. ...................... 167 33,109
IQVIA Holdings, Inc.
(a)
.................. 46 8,737
Mettler-Toledo International, Inc.
(a)
......... 5 6,138
Revvity, Inc. ........................ 30 2,629
Thermo Fisher Scientific, Inc. ............. 98 47,532
Waters Corp.
(a)
...................... 16 4,797
West Pharmaceutical Services, Inc. ........ 18 4,722
120,769
Machinery — 1.8%
Caterpillar, Inc. ...................... 122 58,212
Cummins, Inc. ....................... 37 15,628
Deere & Co. ........................ 66 30,179
Dover Corp. ........................ 35 5,839
Fortive Corp. ........................ 88 4,311
IDEX Corp. ......................... 19 3,092
Illinois Tool Works, Inc. ................. 67 17,471
Ingersoll Rand, Inc. ................... 90 7,436
Nordson Corp. ....................... 14 3,177
Otis Worldwide Corp. .................. 102 9,326
PACCAR, Inc. ....................... 136 13,372
Parker-Hannifin Corp. .................. 33 25,019
Pentair plc ......................... 42 4,652
Snap-on, Inc. ....................... 14 4,851
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............. 40 $ 2,973
Westinghouse Air Brake Technologies Corp. ... 46 9,222
Xylem, Inc. ......................... 63 9,293
224,053
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
..... 24 6,603
Comcast Corp. , Class A ................ 955 30,006
Fox Corp. , Class A, NVS ................ 55 3,468
Fox Corp. , Class B .................... 37 2,120
Interpublic Group of Cos., Inc. (The) ........ 95 2,651
News Corp. , Class A, NVS .............. 97 2,979
News Corp. , Class B .................. 26 898
Omnicom Group, Inc. .................. 50 4,077
Paramount Skydance Corp. , Class B, NVS .... 71 1,343
Trade Desk, Inc. (The) , Class A
(a)
.......... 115 5,636
59,781
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 370 14,512
Newmont Corp. ...................... 280 23,607
Nucor Corp. ........................ 59 7,990
Steel Dynamics, Inc. ................... 37 5,159
51,268
Multi-Utilities — 0.8%
Ameren Corp. ....................... 71 7,411
CenterPoint Energy, Inc. ................ 169 6,557
CMS Energy Corp. .................... 77 5,641
Consolidated Edison, Inc. ............... 94 9,449
Dominion Energy, Inc. .................. 221 13,519
DTE Energy Co. ..................... 54 7,637
NiSource, Inc. ....................... 122 5,283
Public Service Enterprise Group, Inc. ....... 129 10,766
Sempra ........................... 173 15,566
WEC Energy Group, Inc. ................ 83 9,511
91,340
Office REITs — 0.0%
BXP, Inc. .......................... 39 2,899
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. ......................... 94 2,282
Chevron Corp. ....................... 501 77,800
ConocoPhillips ...................... 323 30,553
Coterra Energy, Inc. ................... 197 4,659
Devon Energy Corp. ................... 166 5,820
Diamondback Energy, Inc. ............... 49 7,012
EOG Resources, Inc. .................. 142 15,921
EQT Corp. ......................... 160 8,709
Expand Energy Corp. .................. 59 6,268
Exxon Mobil Corp. .................... 1,107 124,814
Kinder Morgan, Inc. ................... 505 14,297
Marathon Petroleum Corp. .............. 79 15,226
Occidental Petroleum Corp. .............. 186 8,789
ONEOK, Inc. ........................ 163 11,894
Phillips 66 .......................... 105 14,282
Targa Resources Corp. ................. 56 9,382
Texas Pacific Land Corp. ................ 5 4,668
Valero Energy Corp. ................... 80 13,621
Williams Cos., Inc. (The) ................ 317 20,082
396,079
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 167 9,477
Southwest Airlines Co. ................. 138 4,404

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 3% Capped ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
............ 83 $ 8,009
21,890
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 64 5,640
Kenvue, Inc. ........................ 498 8,082
13,722
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 534 24,083
Eli Lilly & Co. ....................... 207 157,941
Johnson & Johnson ................... 626 116,073
Merck & Co., Inc. ..................... 651 54,638
Pfizer, Inc. ......................... 1,485 37,838
Viatris, Inc. ......................... 303 3,000
Zoetis, Inc. , Class A ................... 118 17,266
410,839
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 105 30,817
Broadridge Financial Solutions, Inc. ........ 31 7,383
Dayforce, Inc.
(a)
...................... 41 2,824
Equifax, Inc. ........................ 32 8,209
Jacobs Solutions, Inc. .................. 31 4,646
Leidos Holdings, Inc. .................. 33 6,236
Paychex, Inc. ....................... 85 10,775
Paycom Software, Inc. ................. 13 2,706
Verisk Analytics, Inc. ................... 37 9,306
82,902
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 75 11,817
CoStar Group, Inc. .................... 113 9,534
21,351
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 35 6,761
Camden Property Trust ................. 27 2,883
Equity Residential .................... 90 5,826
Essex Property Trust, Inc. ............... 18 4,818
Invitation Homes, Inc. .................. 146 4,282
Mid-America Apartment Communities, Inc. .... 27 3,773
UDR, Inc. .......................... 79 2,943
31,286
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 23 2,330
Kimco Realty Corp. ................... 175 3,824
Realty Income Corp. ................... 242 14,711
Regency Centers Corp. ................ 41 2,989
Simon Property Group, Inc. .............. 85 15,952
39,806
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.
(a)
........... 423 68,437
Analog Devices, Inc. ................... 127 31,204
Applied Materials, Inc. ................. 208 42,586
Broadcom, Inc. ...................... 966 318,693
First Solar, Inc.
(a)
..................... 27 5,954
Intel Corp.
(a)
........................ 1,145 38,415
KLA Corp. .......................... 34 36,672
Lam Research Corp. .................. 328 43,919
Microchip Technology, Inc. ............... 139 8,927
Micron Technology, Inc. ................. 290 48,523
Monolithic Power Systems, Inc. ........... 11 10,127
NVIDIA Corp. ....................... 2,011 375,212
NXP Semiconductors NV ............... 65 14,803
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(a)
.............. 106 $ 5,227
QUALCOMM, Inc. .................... 280 46,581
Skyworks Solutions, Inc. ................ 39 3,002
Teradyne, Inc. ....................... 41 5,643
Texas Instruments, Inc. ................. 238 43,728
1,147,653
Software — 8.7%
Adobe, Inc.
(a)
........................ 110 38,803
AppLovin Corp. , Class A
(a)
............... 71 51,016
Autodesk, Inc.
(a)
...................... 55 17,472
Cadence Design Systems, Inc.
(a)
.......... 70 24,588
Crowdstrike Holdings, Inc. , Class A
(a)
........ 64 31,384
Datadog, Inc. , Class A
(a)
................ 83 11,819
Fair Isaac Corp.
(a)
..................... 6 8,979
Fortinet, Inc.
(a)
....................... 169 14,210
Gen Digital, Inc. ...................... 144 4,088
Intuit, Inc. .......................... 73 49,852
Microsoft Corp. ...................... 713 369,298
Oracle Corp. ........................ 431 121,214
Palantir Technologies, Inc. , Class A
(a)
....... 591 107,810
Palo Alto Networks, Inc.
(a)
............... 175 35,634
PTC, Inc.
(a)
......................... 31 6,294
Roper Technologies, Inc. ................ 29 14,462
Salesforce, Inc. ...................... 248 58,776
ServiceNow, Inc.
(a)
.................... 54 49,695
Synopsys, Inc.
(a)
..................... 48 23,683
Tyler Technologies, Inc.
(a)
............... 11 5,755
Workday, Inc. , Class A
(a)
................ 56 13,481
1,058,313
Specialized REITs — 1.0%
American Tower Corp. ................. 121 23,271
Crown Castle, Inc. .................... 113 10,903
Digital Realty Trust, Inc. ................ 85 14,695
Equinix, Inc. ........................ 26 20,364
Extra Space Storage, Inc. ............... 55 7,752
Iron Mountain, Inc. .................... 80 8,155
Public Storage ....................... 41 11,843
SBA Communications Corp. ............. 27 5,220
VICI Properties, Inc. ................... 275 8,968
Weyerhaeuser Co. .................... 186 4,611
115,782
Specialty Retail — 2.2%
AutoZone, Inc.
(a)
..................... 4 17,161
Best Buy Co., Inc. .................... 50 3,781
CarMax, Inc.
(a)
....................... 39 1,750
Home Depot, Inc. (The) ................ 258 104,539
Lowe's Cos., Inc. ..................... 145 36,440
O'Reilly Automotive, Inc.
(a)
............... 216 23,287
Ross Stores, Inc. ..................... 85 12,953
TJX Cos., Inc. (The) ................... 290 41,917
Tractor Supply Co. .................... 137 7,791
Ulta Beauty, Inc.
(a)
.................... 13 7,108
Williams-Sonoma, Inc. ................. 32 6,254
262,981
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ......................... 1,573 400,532
Dell Technologies, Inc. , Class C ........... 79 11,200
Hewlett Packard Enterprise Co. ........... 339 8,326
HP, Inc. ........................... 243 6,617
NetApp, Inc. ........................ 51 6,042
Seagate Technology Holdings plc .......... 55 12,983
Super Micro Computer, Inc.
(a)
............. 129 6,184

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 3% Capped ETF
38
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................. 90 $ 10,805
462,689
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 35 3,548
Lululemon Athletica, Inc.
(a)
............... 29 5,160
NIKE, Inc. , Class B ................... 307 21,407
Ralph Lauren Corp. , Class A ............. 8 2,509
Tapestry, Inc. ........................ 51 5,774
38,398
Tobacco — 0.8%
Altria Group, Inc. ..................... 435 28,736
Philip Morris International, Inc. ............ 406 65,853
94,589
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 296 14,516
United Rentals, Inc. ................... 16 15,275
WW Grainger, Inc. .................... 11 10,482
40,273
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 50 6,960
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 127 $ 30,401
Total Long-Term Investments — 99 .8%
(Cost: $ 10,657,486 ) ............................... 12,123,677
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09%
(b) (c)
.................. 20,188 20,188
Total Short-Term Securities — 0 .2%
(Cost: $ 20,188 ) ................................. 20,188
Total Investments — 100 .0%
(Cost: $ 10,677,674 ) ............................... 12,143,865
Other Assets Less Liabilities — 0.0% .................... 4,814
Net Assets — 100.0% ...............................
$ 12,148,679
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/15/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 20,188
(b)
$ — $ — $ — $ 20,188 20,188 $ 480 $ —
BlackRock, Inc. .......... — 41,001 (5,714) 1,061 7,955 44,303 38 343 —
$ 1,061 $ 7,955 $ 64,491 $ 823 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,123,677 $ — $ — $ 12,123,677
Short-Term Securities
Money Market Funds ...................................... 20,188 — — 20,188
$ 12,143,865 $ — $ — $ 12,143,865

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
................. 65 $ 46,647
Howmet Aerospace, Inc. ................ 338 66,326
Huntington Ingalls Industries, Inc. .......... 33 9,501
L3Harris Technologies, Inc. .............. 157 47,949
Northrop Grumman Corp. ............... 113 68,853
Textron, Inc. ........................ 149 12,589
TransDigm Group, Inc. ................. 47 61,947
313,812
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 99 13,108
Expeditors International of Washington, Inc. ... 114 13,975
27,083
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 181 15,606
Automobiles — 0.3%
Ford Motor Co. ...................... 3,282 39,253
Banks — 1.8%
Citizens Financial Group, Inc. ............ 360 19,138
Fifth Third Bancorp ................... 554 24,681
Huntington Bancshares, Inc. ............. 1,222 21,104
KeyCorp ........................... 780 14,578
M&T Bank Corp. ..................... 131 25,888
PNC Financial Services Group, Inc. (The) .... 330 66,307
Regions Financial Corp. ................ 746 19,672
Truist Financial Corp. .................. 1,081 49,423
240,791
Beverages — 0.7%
Brown-Forman Corp. , Class B, NVS ........ 148 4,008
Constellation Brands, Inc. , Class A ......... 120 16,160
Keurig Dr Pepper, Inc. ................. 1,140 29,081
Molson Coors Beverage Co. , Class B ....... 138 6,245
Monster Beverage Corp.
(a)
............... 593 39,915
95,409
Biotechnology — 1.3%
Biogen, Inc.
(a)
....................... 123 17,230
Incyte Corp.
(a)
....................... 140 11,873
Moderna, Inc.
(a)
...................... 290 7,491
Regeneron Pharmaceuticals, Inc. .......... 85 47,793
Vertex Pharmaceuticals, Inc.
(a)
............ 215 84,202
168,589
Broadline Retail — 0.3%
eBay, Inc. .......................... 384 34,925
Building Products — 1.8%
A O Smith Corp. ..................... 95 6,974
Allegion plc ......................... 72 12,769
Builders FirstSource, Inc.
(a)
.............. 94 11,397
Carrier Global Corp. ................... 671 40,059
Johnson Controls International plc ......... 548 60,253
Lennox International, Inc. ............... 27 14,293
Masco Corp. ........................ 175 12,318
Trane Technologies plc ................. 186 78,484
236,547
Capital Markets — 7.2%
Ameriprise Financial, Inc. ............... 75 36,844
Blackstone, Inc. , Class A ................ 618 105,585
CBOE Global Markets, Inc. .............. 88 21,582
CME Group, Inc. , Class A ............... 302 81,597
Security
Shares
Shares Value
Capital Markets (continued)
Coinbase Global, Inc. , Class A
(a)
........... 188 $ 63,448
FactSet Research Systems, Inc. ........... 32 9,168
Franklin Resources, Inc. ................ 264 6,106
Interactive Brokers Group, Inc. , Class A ...... 372 25,597
Intercontinental Exchange, Inc. ........... 480 80,871
Invesco Ltd. ........................ 382 8,763
KKR & Co., Inc. ...................... 575 74,721
Moody's Corp. ....................... 129 61,466
MSCI, Inc. ......................... 65 36,882
Nasdaq, Inc. ........................ 380 33,611
Northern Trust Corp. ................... 160 21,536
Raymond James Financial, Inc. ........... 149 25,717
Robinhood Markets, Inc. , Class A
(a)
......... 649 92,924
S&P Global, Inc. ..................... 262 127,518
State Street Corp. .................... 236 27,378
T. Rowe Price Group, Inc. ............... 184 18,886
960,200
Chemicals — 2.5%
Air Products & Chemicals, Inc. ............ 186 50,726
Albemarle Corp. ..................... 96 7,784
CF Industries Holdings, Inc. .............. 138 12,379
Corteva, Inc. ........................ 569 38,481
Dow, Inc. .......................... 593 13,597
DuPont de Nemours, Inc. ............... 350 27,265
Eastman Chemical Co. ................. 96 6,053
Ecolab, Inc. ........................ 213 58,332
International Flavors & Fragrances, Inc. ...... 213 13,108
LyondellBasell Industries NV , Class A ....... 215 10,544
Mosaic Co. (The) ..................... 271 9,398
PPG Industries, Inc. ................... 189 19,866
Sherwin-Williams Co. (The) .............. 194 67,174
334,707
Commercial Services & Supplies — 1.8%
Cintas Corp. ........................ 286 58,704
Copart, Inc.
(a)
....................... 741 33,323
Republic Services, Inc. ................. 170 39,012
Rollins, Inc. ......................... 240 14,098
Veralto Corp. ........................ 207 22,068
Waste Management, Inc. ................ 311 68,678
235,883
Communications Equipment — 1.5%
Arista Networks, Inc.
(a)
................. 864 125,894
F5, Inc.
(a)
.......................... 48 15,513
Motorola Solutions, Inc. ................ 139 63,563
204,970
Construction & Engineering — 0.6%
EMCOR Group, Inc. ................... 37 24,033
Quanta Services, Inc. .................. 125 51,802
75,835
Construction Materials — 0.5%
Martin Marietta Materials, Inc. ............ 50 31,514
Vulcan Materials Co. .................. 111 34,146
65,660
Consumer Finance — 0.2%
Synchrony Financial ................... 311 22,097
Consumer Staples Distribution & Retail — 0.8%
Dollar General Corp. .................. 183 18,913
Dollar Tree, Inc.
(a)
..................... 163 15,382
Kroger Co. (The) ..................... 510 34,379

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 ex S&P 100 ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sysco Corp. ........................ 400 $ 32,936
101,610
Containers & Packaging — 0.7%
Amcor plc .......................... 1,956 16,000
Avery Dennison Corp. .................. 65 10,541
Ball Corp. .......................... 229 11,546
International Paper Co. ................. 442 20,509
Packaging Corp. of America ............. 74 16,127
Smurfit WestRock plc .................. 437 18,603
93,326
Distributors — 0.2%
Genuine Parts Co. .................... 115 15,939
LKQ Corp. ......................... 216 6,597
Pool Corp. ......................... 28 8,682
31,218
Electric Utilities — 3.2%
Alliant Energy Corp. ................... 214 14,426
American Electric Power Co., Inc. .......... 448 50,400
Constellation Energy Corp. .............. 262 86,216
Edison International ................... 321 17,745
Entergy Corp. ....................... 374 34,853
Evergy, Inc. ......................... 191 14,520
Eversource Energy ................... 308 21,911
Exelon Corp. ........................ 848 38,169
FirstEnergy Corp. .................... 438 20,069
NRG Energy, Inc. ..................... 160 25,912
PG&E Corp. ........................ 1,843 27,792
Pinnacle West Capital Corp. ............. 102 9,145
PPL Corp. ......................... 620 23,039
Xcel Energy, Inc. ..................... 493 39,761
423,958
Electrical Equipment — 2.7%
AMETEK, Inc. ....................... 194 36,472
Eaton Corp. plc ...................... 326 122,005
GE Vernova, Inc. ..................... 228 140,197
Generac Holdings, Inc.
(a)
................ 49 8,203
Hubbell, Inc. ........................ 45 19,364
Rockwell Automation, Inc. ............... 94 32,856
359,097
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. , Class A ............... 1,021 126,349
CDW Corp. ......................... 110 17,521
Corning, Inc. ........................ 653 53,566
Jabil, Inc. .......................... 90 19,545
Keysight Technologies, Inc.
(a)
............. 144 25,188
TE Connectivity plc ................... 248 54,443
Teledyne Technologies, Inc.
(a)
............. 39 22,856
Trimble, Inc.
(a)
....................... 199 16,248
Zebra Technologies Corp. , Class A
(a)
........ 43 12,778
348,494
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A .............. 826 40,243
Halliburton Co. ...................... 714 17,564
Schlumberger NV .................... 1,250 42,963
100,770
Entertainment — 1.1%
Electronic Arts, Inc. ................... 189 38,121
Live Nation Entertainment, Inc.
(a)
.......... 132 21,569
Take-Two Interactive Software, Inc.
(a)
........ 145 37,462
TKO Group Holdings, Inc. , Class A ......... 58 11,714
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
............ 2,075 $ 40,525
149,391
Financial Services — 1.6%
Apollo Global Management, Inc. ........... 384 51,176
Block, Inc. , Class A
(a)
.................. 461 33,316
Corpay, Inc.
(a)
....................... 59 16,995
Fidelity National Information Services, Inc. .... 438 28,882
Fiserv, Inc.
(a)
........................ 456 58,792
Global Payments, Inc. ................. 203 16,865
Jack Henry & Associates, Inc. ............ 62 9,234
215,260
Food Products — 1.3%
Archer-Daniels-Midland Co. .............. 403 24,075
Bunge Global SA ..................... 115 9,344
Campbell's Co. (The) .................. 168 5,305
Conagra Brands, Inc. .................. 407 7,452
General Mills, Inc. .................... 447 22,538
Hershey Co. (The) .................... 124 23,194
Hormel Foods Corp. ................... 245 6,061
J M Smucker Co. (The) ................. 91 9,883
Kellanova .......................... 224 18,372
Kraft Heinz Co. (The) .................. 714 18,593
Lamb Weston Holdings, Inc. ............. 119 6,912
McCormick & Co., Inc. (Non-Voting) , NVS .... 215 14,386
Tyson Foods, Inc. , Class A .............. 238 12,923
179,038
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 135 23,051
Ground Transportation — 1.1%
CSX Corp. ......................... 1,564 55,537
JB Hunt Transport Services, Inc. .......... 64 8,587
Norfolk Southern Corp. ................. 188 56,477
Old Dominion Freight Line, Inc. ........... 155 21,821
142,422
Health Care Equipment & Supplies — 4.1%
Align Technology, Inc.
(a)
................. 56 7,012
Baxter International, Inc. ................ 431 9,814
Becton Dickinson & Co. ................ 240 44,921
Boston Scientific Corp.
(a)
................ 1,238 120,866
Cooper Cos., Inc. (The)
(a)
............... 165 11,312
Dexcom, Inc.
(a)
...................... 329 22,138
Edwards Lifesciences Corp.
(a)
............ 493 38,341
GE HealthCare Technologies, Inc. ......... 383 28,763
Hologic, Inc.
(a)
....................... 185 12,486
IDEXX Laboratories, Inc.
(a)
............... 67 42,806
Insulet Corp.
(a)
....................... 59 18,215
ResMed, Inc. ....................... 123 33,669
Solventum Corp.
(a)
.................... 126 9,198
STERIS plc ......................... 82 20,290
Stryker Corp. ....................... 287 106,095
Zimmer Biomet Holdings, Inc. ............ 165 16,253
542,179
Health Care Providers & Services — 3.4%
Cardinal Health, Inc. ................... 200 31,392
Cencora, Inc. ....................... 163 50,942
Centene Corp.
(a)
..................... 391 13,951
Cigna Group (The) .................... 224 64,568
DaVita, Inc.
(a)
........................ 30 3,986
Elevance Health, Inc. .................. 189 61,070
HCA Healthcare, Inc. .................. 137 58,390
Henry Schein, Inc.
(a)
................... 87 5,774

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Humana, Inc. ....................... 101 $ 26,277
Labcorp Holdings, Inc. ................. 70 20,094
McKesson Corp. ..................... 104 80,344
Molina Healthcare, Inc.
(a)
................ 45 8,611
Quest Diagnostics, Inc. ................. 93 17,724
Universal Health Services, Inc. , Class B ..... 47 9,609
452,732
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc. ........ 131 10,918
Healthpeak Properties, Inc. .............. 593 11,356
Ventas, Inc. ........................ 379 26,526
Welltower, Inc. ....................... 561 99,936
148,736
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 536 9,123
Hotels, Restaurants & Leisure — 3.7%
Airbnb, Inc. , Class A
(a)
.................. 360 43,711
Carnival Corp.
(a)
...................... 909 26,279
Chipotle Mexican Grill, Inc.
(a)
............. 1,125 44,089
Darden Restaurants, Inc. ............... 98 18,655
Domino's Pizza, Inc. ................... 26 11,225
DoorDash, Inc. , Class A
(a)
............... 310 84,317
Expedia Group, Inc. ................... 99 21,161
Hilton Worldwide Holdings, Inc. ........... 197 51,110
Las Vegas Sands Corp. ................ 258 13,878
Marriott International, Inc. , Class A ......... 189 49,223
MGM Resorts International
(a)
............. 177 6,135
Norwegian Cruise Line Holdings Ltd.
(a)
....... 381 9,384
Royal Caribbean Cruises Ltd. ............ 212 68,599
Wynn Resorts Ltd. .................... 71 9,107
Yum! Brands, Inc. .................... 233 35,416
492,289
Household Durables — 1.0%
DR Horton, Inc. ...................... 232 39,317
Garmin Ltd. ......................... 137 33,732
Lennar Corp. , Class A .................. 191 24,074
Mohawk Industries, Inc.
(a)
............... 44 5,673
NVR, Inc.
(a)
......................... 2 16,069
PulteGroup, Inc. ..................... 169 22,330
141,195
Household Products — 0.5%
Church & Dwight Co., Inc. ............... 205 17,964
Clorox Co. (The) ..................... 102 12,577
Kimberly-Clark Corp. .................. 278 34,566
65,107
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ..................... 607 7,988
Vistra Corp. ........................ 267 52,311
60,299
Industrial REITs — 0.7%
Prologis, Inc. ........................ 778 89,097
Insurance — 6.1%
Aflac, Inc. .......................... 404 45,127
Allstate Corp. (The) ................... 221 47,438
Aon plc , Class A ..................... 181 64,541
Arch Capital Group Ltd. ................ 312 28,308
Arthur J Gallagher & Co. ................ 215 66,594
Assurant, Inc. ....................... 42 9,097
Brown & Brown, Inc. ................... 245 22,978
Chubb Ltd. ......................... 311 87,780
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. ............... 130 $ 20,553
Erie Indemnity Co. , Class A, NVS .......... 21 6,681
Everest Group Ltd. .................... 35 12,258
Globe Life, Inc. ...................... 67 9,579
Hartford Insurance Group, Inc. (The) ........ 236 31,480
Loews Corp. ........................ 143 14,356
Marsh & McLennan Cos., Inc. ............ 410 82,627
Principal Financial Group, Inc. ............ 170 14,095
Progressive Corp. (The) ................ 491 121,252
Prudential Financial, Inc. ................ 295 30,603
Travelers Cos., Inc. (The) ............... 189 52,773
Willis Towers Watson plc ................ 82 28,327
WR Berkley Corp. .................... 251 19,232
815,679
Interactive Media & Services — 0.0%
Match Group, Inc. .................... 199 7,029
IT Services — 0.7%
Akamai Technologies, Inc.
(a)
.............. 120 9,091
Cognizant Technology Solutions Corp. , Class A . 409 27,432
EPAM Systems, Inc.
(a)
.................. 48 7,238
Gartner, Inc.
(a)
....................... 63 16,561
GoDaddy, Inc. , Class A
(a)
................ 116 15,872
VeriSign, Inc. ....................... 71 19,849
96,043
Leisure Products — 0.1%
Hasbro, Inc. ........................ 113 8,571
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 239 30,676
Bio-Techne Corp. ..................... 132 7,343
Charles River Laboratories International, Inc.
(a)
. 42 6,571
IQVIA Holdings, Inc.
(a)
.................. 142 26,972
Mettler-Toledo International, Inc.
(a)
......... 17 20,869
Revvity, Inc. ........................ 96 8,414
Waters Corp.
(a)
...................... 50 14,991
West Pharmaceutical Services, Inc. ........ 60 15,740
131,576
Machinery — 3.3%
Cummins, Inc. ....................... 115 48,573
Dover Corp. ........................ 115 19,185
Fortive Corp. ........................ 282 13,815
IDEX Corp. ......................... 63 10,254
Illinois Tool Works, Inc. ................. 221 57,628
Ingersoll Rand, Inc. ................... 303 25,034
Nordson Corp. ....................... 44 9,986
Otis Worldwide Corp. .................. 329 30,080
PACCAR, Inc. ....................... 440 43,261
Parker-Hannifin Corp. .................. 107 81,122
Pentair plc ......................... 137 15,174
Snap-on, Inc. ....................... 44 15,247
Stanley Black & Decker, Inc. ............. 132 9,812
Westinghouse Air Brake Technologies Corp. ... 143 28,667
Xylem, Inc. ......................... 204 30,090
437,928
Media — 0.7%
Charter Communications, Inc. , Class A
(a)
..... 78 21,458
Fox Corp. , Class A, NVS ................ 175 11,035
Fox Corp. , Class B .................... 113 6,474
Interpublic Group of Cos., Inc. (The) ........ 301 8,401
News Corp. , Class A, NVS .............. 322 9,889
News Corp. , Class B .................. 86 2,971
Omnicom Group, Inc. .................. 162 13,208

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 ex S&P 100 ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Paramount Skydance Corp. , Class B, NVS .... 259 $ 4,900
Trade Desk, Inc. (The) , Class A
(a)
.......... 374 18,330
96,666
Metals & Mining — 1.2%
Freeport-McMoRan, Inc. ................ 1,203 47,182
Newmont Corp. ...................... 921 77,650
Nucor Corp. ........................ 193 26,138
Steel Dynamics, Inc. ................... 115 16,034
167,004
Multi-Utilities — 2.2%
Ameren Corp. ....................... 227 23,694
CenterPoint Energy, Inc. ................ 547 21,224
CMS Energy Corp. .................... 249 18,242
Consolidated Edison, Inc. ............... 303 30,457
Dominion Energy, Inc. .................. 715 43,736
DTE Energy Co. ..................... 174 24,609
NiSource, Inc. ....................... 392 16,974
Public Service Enterprise Group, Inc. ....... 419 34,970
Sempra ........................... 547 49,219
WEC Energy Group, Inc. ................ 269 30,825
293,950
Office REITs — 0.1%
BXP, Inc. .......................... 121 8,995
Oil, Gas & Consumable Fuels — 3.9%
APA Corp. ......................... 305 7,405
Coterra Energy, Inc. ................... 636 15,041
Devon Energy Corp. ................... 532 18,652
Diamondback Energy, Inc. ............... 156 22,323
EOG Resources, Inc. .................. 457 51,239
EQT Corp. ......................... 523 28,467
Expand Energy Corp. .................. 199 21,142
Kinder Morgan, Inc. ................... 1,636 46,315
Marathon Petroleum Corp. .............. 255 49,149
Occidental Petroleum Corp. .............. 605 28,586
ONEOK, Inc. ........................ 528 38,528
Phillips 66 .......................... 339 46,111
Targa Resources Corp. ................. 181 30,325
Texas Pacific Land Corp. ................ 16 14,938
Valero Energy Corp. ................... 261 44,438
Williams Cos., Inc. (The) ................ 1,019 64,554
527,213
Passenger Airlines — 0.5%
Delta Air Lines, Inc. ................... 543 30,815
Southwest Airlines Co. ................. 440 14,040
United Airlines Holdings, Inc.
(a)
............ 271 26,152
71,007
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) , Class A ...... 196 17,272
Kenvue, Inc. ........................ 1,610 26,130
43,402
Pharmaceuticals — 0.5%
Viatris, Inc. ......................... 960 9,504
Zoetis, Inc. , Class A ................... 372 54,431
63,935
Professional Services — 2.0%
Automatic Data Processing, Inc. ........... 338 99,203
Broadridge Financial Solutions, Inc. ........ 98 23,340
Dayforce, Inc.
(a)
...................... 134 9,231
Equifax, Inc. ........................ 104 26,679
Jacobs Solutions, Inc. .................. 100 14,986
Security
Shares
Shares Value
Professional Services (continued)
Leidos Holdings, Inc. .................. 107 $ 20,219
Paychex, Inc. ....................... 271 34,352
Paycom Software, Inc. ................. 42 8,742
Verisk Analytics, Inc. ................... 117 29,427
266,179
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc. , Class A .............. 246 38,760
CoStar Group, Inc. .................... 355 29,951
68,711
Residential REITs — 0.8%
AvalonBay Communities, Inc. ............ 119 22,987
Camden Property Trust ................. 91 9,717
Equity Residential .................... 292 18,901
Essex Property Trust, Inc. ............... 54 14,454
Invitation Homes, Inc. .................. 473 13,873
Mid-America Apartment Communities, Inc. .... 99 13,833
UDR, Inc. .......................... 258 9,613
103,378
Retail REITs — 0.6%
Federal Realty Investment Trust ........... 66 6,686
Kimco Realty Corp. ................... 559 12,214
Realty Income Corp. ................... 764 46,444
Regency Centers Corp. ................ 140 10,206
75,550
Semiconductors & Semiconductor Equipment — 6.3%
Analog Devices, Inc. ................... 416 102,211
Applied Materials, Inc. ................. 673 137,790
First Solar, Inc.
(a)
..................... 90 19,848
KLA Corp. .......................... 110 118,646
Lam Research Corp. .................. 1,061 142,068
Microchip Technology, Inc. ............... 452 29,027
Micron Technology, Inc. ................. 938 156,946
Monolithic Power Systems, Inc. ........... 40 36,826
NXP Semiconductors NV ............... 212 48,279
ON Semiconductor Corp.
(a)
.............. 343 16,913
Skyworks Solutions, Inc. ................ 123 9,469
Teradyne, Inc. ....................... 133 18,306
836,329
Software — 6.3%
AppLovin Corp. , Class A
(a)
............... 226 162,390
Autodesk, Inc.
(a)
...................... 179 56,863
Cadence Design Systems, Inc.
(a)
.......... 227 79,736
Crowdstrike Holdings, Inc. , Class A
(a)
........ 209 102,489
Datadog, Inc. , Class A
(a)
................ 270 38,448
Fair Isaac Corp.
(a)
..................... 20 29,931
Fortinet, Inc.
(a)
....................... 546 45,908
Gen Digital, Inc. ...................... 466 13,230
Palo Alto Networks, Inc.
(a)
............... 560 114,027
PTC, Inc.
(a)
......................... 100 20,302
Roper Technologies, Inc. ................ 90 44,882
Synopsys, Inc.
(a)
..................... 155 76,475
Tyler Technologies, Inc.
(a)
............... 36 18,834
Workday, Inc. , Class A
(a)
................ 181 43,572
847,087
Specialized REITs — 2.2%
Crown Castle, Inc. .................... 365 35,219
Digital Realty Trust, Inc. ................ 269 46,505
Equinix, Inc. ........................ 82 64,226
Extra Space Storage, Inc. ............... 178 25,087
Iron Mountain, Inc. .................... 248 25,281
Public Storage ....................... 131 37,839

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
SBA Communications Corp. ............. 90 $ 17,402
VICI Properties, Inc. ................... 890 29,023
Weyerhaeuser Co. .................... 603 14,948
295,530
Specialty Retail — 3.0%
AutoZone, Inc.
(a)
..................... 14 60,063
Best Buy Co., Inc. .................... 165 12,477
CarMax, Inc.
(a)
....................... 123 5,519
O'Reilly Automotive, Inc.
(a)
............... 712 76,761
Ross Stores, Inc. ..................... 275 41,907
TJX Cos., Inc. (The) ................... 933 134,856
Tractor Supply Co. .................... 445 25,307
Ulta Beauty, Inc.
(a)
.................... 38 20,777
Williams-Sonoma, Inc. ................. 103 20,131
397,798
Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc. , Class C ........... 255 36,151
Hewlett Packard Enterprise Co. ........... 1,099 26,991
HP, Inc. ........................... 788 21,457
NetApp, Inc. ........................ 168 19,901
Seagate Technology Holdings plc .......... 178 42,019
Super Micro Computer, Inc.
(a)
............. 420 20,135
Western Digital Corp. .................. 291 34,938
201,592
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
................ 124 12,570
Lululemon Athletica, Inc.
(a)
............... 91 16,192
Ralph Lauren Corp. , Class A ............. 32 10,034
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ........................ 174 $ 19,700
58,496
Trading Companies & Distributors — 1.0%
Fastenal Co. ........................ 963 47,225
United Rentals, Inc. ................... 54 51,552
WW Grainger, Inc. .................... 36 34,307
133,084
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 164 22,827
Total Long-Term Investments — 99 .7%
(Cost: $ 12,970,374 ) ............................... 13,315,318
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09%
(b) (c)
.................. 28,718 28,718
Total Short-Term Securities — 0 .2%
(Cost: $ 28,718 ) ................................. 28,718
Total Investments — 99 .9%
(Cost: $ 12,999,092 ) ............................... 13,344,036
Other Assets Less Liabilities — 0.1% .................... 8,064
Net Assets — 100.0% ...............................
$ 13,352,100
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/08/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 28,718
(b)
$ — $ — $ — $ 28,718 28,718 $ 176 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
S&P 500 ex S&P 100 ETF
44
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,315,318 $ — $ — $ 13,315,318
Short-Term Securities
Money Market Funds ...................................... 28,718 — — 28,718
$ 13,344,036 $ — $ — $ 13,344,036

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Top 20 U.S. Stocks ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobiles — 5.5%
Tesla, Inc.
(a)
......................... 41,967 $ 18,663,564
Banks — 4.4%
JPMorgan Chase & Co. ................ 47,293 14,917,631
Biotechnology — 2.1%
AbbVie, Inc. ........................ 30,389 7,036,269
Broadline Retail — 4.1%
Amazon.com, Inc.
(a)
................... 63,355 13,910,857
Consumer Staples Distribution & Retail — 4.4%
Costco Wholesale Corp. ................ 7,632 7,064,408
Walmart, Inc. ........................ 75,495 7,780,515
14,844,923
Entertainment — 2.6%
Netflix, Inc.
(a)
........................ 7,306 8,759,310
Financial Services — 9.8%
Berkshire Hathaway, Inc. , Class B
(a)
........ 29,783 14,973,105
Mastercard, Inc. , Class A ................ 14,206 8,080,515
Visa, Inc. , Class A .................... 29,224 9,976,489
33,030,109
Interactive Media & Services — 9.1%
Alphabet, Inc. , Class A ................. 42,662 10,371,132
Alphabet, Inc. , Class C, NVS ............. 24,648 6,003,020
Meta Platforms, Inc. , Class A ............. 19,407 14,252,113
30,626,265
Oil, Gas & Consumable Fuels — 2.4%
Exxon Mobil Corp. .................... 73,327 8,267,619
Pharmaceuticals — 5.4%
Eli Lilly & Co. ....................... 13,681 10,438,603
Johnson & Johnson ................... 41,430 7,681,951
18,120,554
Semiconductors & Semiconductor Equipment — 20.1%
Broadcom, Inc. ...................... 39,485 13,026,496
NVIDIA Corp. ....................... 293,489 54,759,178
67,785,674
Software — 13.7%
Microsoft Corp. ...................... 89,400 46,304,730
Specialty Retail — 2.0%
Home Depot, Inc. (The) ................ 17,116 6,935,232
Technology Hardware, Storage & Peripherals — 13.5%
Apple, Inc. ......................... 178,498 45,450,946
Total Long-Term Investments — 99 .1%
(Cost: $ 287,047,239 ) .............................. 334,653,683
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09%
(b) (c)
.................. 584,426 $ 584,426
Total Short-Term Securities — 0 .2%
(Cost: $ 584,426 ) ................................. 584,426
Total Investments — 99 .3%
(Cost: $ 287,631,665 ) .............................. 335,238,109
Other Assets Less Liabilities — 0.7% .................... 2,325,397
Net Assets — 100.0% ...............................
$ 337,563,506
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Top 20 U.S. Stocks ETF
46
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (765)
(b)
$ 765 $ — $ — — $ 2,819
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 225,100 359,326
(b)
— — — 584,426 584,426 6,423 —
$ 765 $ — $ 584,426 $ 9,242 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 58 12/19/25 $ 2,889 $ 8,012
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 8,012 $ — $ — $ — $ 8,012
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 57,908 $ — $ — $ — $ 57,908
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 8,192 $ — $ — $ — $ 8,192

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Top 20 U.S. Stocks ETF
Schedules of Investments
47
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,581,661
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 334,653,683 $ — $ — $ 334,653,683
Short-Term Securities
Money Market Funds ...................................... 584,426 — — 584,426
$ 335,238,109 $ — $ — $ 335,238,109
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,012 $ — $ — $ 8,012
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
48
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
iShares S&P
500 3% Capped
ETF
iShares S&P
500 ex S&P 100
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 697,611,960,524 $ 77,612,897,432 $ 12,079,374 $ 13,315,318
Investments, at value — affiliated
(c)
............................................ 5,290,024,356 1,715,717,050 64,491 28,718
Cash ............................................................... 1,516,732 95,155 14 10
Cash pledged:
Futures contracts ...................................................... 79,048,000 8,437,790 — —
Receivables: – – – –
Securities lending income — affiliated ........................................ 364,849 513,450 — —
Capital shares sold ..................................................... 82,910 — — —
Dividends — unaffiliated ................................................. 278,669,465 35,153,428 5,553 10,174
Dividends — affiliated ................................................... 3,027,716 430,230 60 68
Variation margin on futures contracts ......................................... 4,300,718 423,980 — —
Total a ssets ...........................................................
703,268,995,270 79,373,668,515 12,149,492 13,354,288
LIABILITIES
Collateral on securities loaned ............................................... 2,317,387,276 1,401,180,211 — —
Payables: – – – –
Capital shares redeemed ................................................. 1,160,756 — — —
Investment advisory fees ................................................. 16,322,481 1,889,430 813 2,188
Total li abilities ..........................................................
2,334,870,513 1,403,069,641 813 2,188
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 700,934,124,757 $ 77,970,598,874 $ 12,148,679 $ 13,352,100
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 579,852,339,366 $ 46,400,971,336 $ 10,312,894 $ 12,903,119
Accumulated earnings .................................................... 121,081,785,391 31,569,627,538 1,835,785 448,981
NET ASSETS ..........................................................
$ 700,934,124,757 $ 77,970,598,874 $ 12,148,679 $ 13,352,100
NET ASSET VALUE
Shares outstanding ......................................................
1,046,900,000 535,100,000 400,000 520,000
Net asset value .........................................................
$ 669.53 $ 145.71 $ 30.37 $ 25.68
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 609,396,962,399 $ 45,712,210,168 $ 10,621,138 $ 12,970,374
(b)
  Securities loaned, at value ............................................ $ 2,276,707,384 $ 1,365,569,861 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 4,895,857,635 $ 1,624,662,039 $ 56,536 $ 28,718

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2025
49
Statements of Assets and Liabilities
See notes to financial statements.
iShares Top
20 U.S. Stocks
ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 334,653,683
Investments, at value — affiliated
(c)
.......................................................................................... 584,426
Cash pledged:
Futures contracts .................................................................................................... 31,000
Receivables: –
Investment s sold .................................................................................................... 2,338,739
Dividends — unaffiliated ............................................................................................... 2,659
Dividends — affiliated ................................................................................................. 1,744
Variation margin on futures contracts ....................................................................................... 1,075
Total a ssets .........................................................................................................
337,613,326
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 49,820
Total li abilities ........................................................................................................
49,820
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 337,563,506
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 289,501,882
Accumulated earnings .................................................................................................. 48,061,624
NET ASSETS ........................................................................................................
$ 337,563,506
NET ASSET VALUE
Shares outstanding ....................................................................................................
11,080,000
Net asset value .......................................................................................................
$ 30.47
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 287,047,239
(c)
  Investments, at cost — affiliated ................................................................................... $ 584,426

Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
50
iShares Core S&P
500 ETF
iShares Core S&P
Total U.S. Stock
Market ETF
iShares S&P 500
3% Capped ETF
(a)
iShares S&P 500
ex S&P 100 ETF
(b)
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 3,895,846,153 $ 444,049,887 $ 62,524 $ 52,730
Dividends — affiliated ............................................. 34,719,668 4,316,960 601 176
Interest — unaffiliated ............................................. 18,686,230 2,766,427 260 182
Securities lending income — affiliated — net ............................. 13,574,654 4,974,904 222 —
Foreign taxes withheld ............................................ (373,767) (90,755) (16) (64)
Total investment income .............................................
3,962,452,938 456,017,423 63,591 53,024
EXPENSES
Investment advisory .............................................. 91,755,059 10,483,607 6,586 6,421
Shareholder communication expense
(c)
................................. 924,174 — — —
Interest expense ................................................ 178 3,818 — —
Total e xpenses ...................................................
92,679,411 10,487,425 6,586 6,421
Less: – – – –
Investment advisory fees waived ..................................... — — (2,634) —
Total ex penses after fees waived .......................................
92,679,411 10,487,425 3,952 6,421
Net investment income ..............................................
3,869,773,527 445,529,998 59,639 46,603
REALIZED AND UNREALIZED GAIN (LOSS) $ 106,943,622,806 $ 12,698,328,009 $ 1,829,082 $ 440,071
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (1,445,337,792) $ (112,692,842) $ (12,014) $ (20,819)
Investments — affiliated ......................................... 814,309 28,315 11 —
Foreign currency transactions ..................................... (27,134) (2,242) (1) —
Futures contracts .............................................. 216,106,276 23,403,930 — —
In-kind redemptions — unaffiliated
(d)
................................. 44,774,913,703 1,059,042,028 373,848 115,946
In-kind redemptions — affiliated
(d)
................................... 106,067,941 2,365,140 1,050 —
43,652,537,303 972,144,329 362,894 95,127
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 63,019,812,651 11,690,607,673 1,458,236 344,944
Investments — affiliated ......................................... 265,123,231 36,082,737 7,955 —
Futures contracts .............................................. 6,149,620 (506,730) — —
63,291,085,502 11,726,183,680 1,466,191 344,944
Net realized and unrealized gain .......................................
106,943,622,805 12,698,328,009 1,829,085 440,071
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 110,813,396,332 $ 13,143,858,007 $ 1,888,724 $ 486,674
(a)
For the period from April 15, 2025 (commencement of operations) to September 30, 2025.
(b)
For the period from July 8, 2025 (commencement of operations) to September 30, 2025.
(c)
This extraordinary expense is non-recurring.
(d)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2025
51
Statements of Operations
iShares Top 20
U.S. Stocks ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 780,750
Dividends — affiliated ................................................................................................ 6,423
Interest — unaffiliated ................................................................................................ 6,762
Securities lending income — affiliated — net ................................................................................ 2,819
Total investment income ................................................................................................
796,754
EXPENSES
Investment advisory ................................................................................................. 238,549
Total expenses ......................................................................................................
238,549
Net investment income .................................................................................................
558,205
REALIZED AND UNREALIZED GAIN (LOSS) $ 61,750,753
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (2,761,926)
Investments — affiliated ............................................................................................ 765
Futures contracts ................................................................................................. 57,908
In-kind redemptions — unaffiliated
(a)
.................................................................................... 4,820,431
2,117,178
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 59,625,383
Futures contracts ................................................................................................. 8,192
59,633,575
Net realized and unrealized gain ..........................................................................................
61,750,753
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 62,308,958
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
52
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,869,773,527 $ 6,917,344,981 $ 445,529,998 $ 786,259,100
Net realized gain ................................................ 43,652,537,303 78,047,410,998 972,144,329 388,129,999
Net change in unrealized appreciation (depreciation) ........................ 63,291,085,502 (48,201,943,822) 11,726,183,680 2,707,647,729
Net increase in net assets resulting from operations ...........................
110,813,396,332 36,762,812,157 13,143,858,007 3,882,036,828
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(3,677,533,581)
(b)
(6,928,850,511) (421,626,161)
(b)
(802,874,201)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
12,246,579,023 93,712,194,606 3,358,157,275 4,572,939,876
NET ASSETS
Total increase in net assets ........................................... 119,382,441,774 123,546,156,252 16,080,389,121 7,652,102,503
Beginning of period ................................................
581,551,682,983 458,005,526,731 61,890,209,753 54,238,107,250
End of period ....................................................
$ 700,934,124,757 $ 581,551,682,983 $ 77,970,598,874 $ 61,890,209,753
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
53
Statements of Changes in Net Assets
See notes to financial statements.
iShares S&P 500 3%
Capped ETF
iShares S&P 500 ex
S&P 100 ETF
Period from
04/15/25
(a)
to 09/30/25
(unaudited)
Period from
07/08/25
(a)
to 09/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 59,639 $ 46,603
Net realized gain .................................................................................. 362,894 95,127
Net change in unrealized appreciation (depreciation) .......................................................... 1,466,191 344,944
Net increase in net assets resulting from operations .............................................................
1,888,724 486,674
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(52,939)
(c)
(37,693)
(c)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
10,312,894 12,903,119
NET ASSETS
Total increase in net assets ............................................................................. 12,148,679 13,352,100
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 12,148,679 $ 13,352,100
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
54
See notes to financial statements.
iShares Top 20 U.S. Stocks ETF
Six Months Ended
09/30/25
(unaudited)
Period from
10/23/24
(a)
to 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 558,205 $ 269,734
Net realized gain (loss) .............................................................................. 2,117,178 (1,230,295)
Net change in unrealized appreciation (depreciation) .......................................................... 59,633,575 (12,019,119)
Net increase (decrease) in net assets resulting from operations .....................................................
62,308,958 (12,979,680)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(578,108)
(c)
(246,905)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
102,510,425 186,548,816
NET ASSETS
Total increase in net assets ............................................................................. 164,241,275 173,322,231
Beginning of period ..................................................................................
173,322,231 —
End of period ......................................................................................
$ 337,563,506 $ 173,322,231
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
55
Financial Highlights
iShares Core S&P 500 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .................
$ 561.61  $ 526.05  $ 411.24  $ 453.38  $ 397.36  $ 258.44
Net investment income
(a)
.........................
3 .86  7 .43  7 .03  6 .66  5 .98  5 .60
Net realized and unrealized gain (loss)
(b)
...............
107.92  35.87  114.70  (42.24) 55.94  139.01
Net increase (decrease) from investment operations ........ 111.78  43.30  121.73  (35.58) 61.92  144.61
Distributions from net investment income
(c)
............ (3.86)
(d)
(7.74) (6.92) (6.56) (5.90) (5.69)
Net asset value, end of period ...................... $ 669.53  $ 561.61  $ 526.05  $ 411.24  $ 453.38  $ 397.36
Total Return
(e)
Based on net asset value .......................... 19.95%
(f)
8.21% 29.85% (7.76)% 15.61% 56.31%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.03%
(h)
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ............................
1.27%
(h)
1.31% 1.54% 1.67% 1.35% 1.64%
Supplemental Data
Net assets, end of period (000) ...................... $ 700,934,125  $ 581,551,683  $ 458,005,527  $ 305,655,545  $ 332,965,823  $ 261,940,015
Portfolio turnover rate
(i)
............................ 2% 3% 3% 3% 3% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
56
iShares Core S&P Total U.S. Stock Market ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .................
$ 121.96  $ 115.40  $ 90.56  $ 100.92  $ 91.51  $ 57.19
Net investment income
(a)
.........................
0 .85  1 .61  1 .53  1 .43  1 .29  1 .20
Net realized and unrealized gain (loss)
(b)
...............
23.70  6.58  24.82  (10.35) 9.41  34.37
Net increase (decrease) from investment operations ........ 24.55  8.19  26.35  (8.92) 10.70  35.57
Distributions from net investment income
(c)
............ (0.80)
(d)
(1.63) (1.51) (1.44) (1.29) (1.25)
Net asset value, end of period ...................... $ 145.71  $ 121.96  $ 115.40  $ 90.56  $ 100.92  $ 91.51
Total Return
(e)
Based on net asset value .......................... 20.17%
(f)
7.07% 29.36% (8.76)% 11.70% 62.58%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.03%
(h)
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ............................
1.27%
(h)
1.30% 1.54% 1.62% 1.29% 1.54%
Supplemental Data
Net assets, end of period (000) ...................... $ 77,970,599  $ 61,890,210  $ 54,238,107  $ 41,193,470  $ 44,742,605  $ 36,065,476
Portfolio turnover rate
(i)
............................ 2% 3% 4% 4% 4% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
57
Financial Highlights
iShares S&P 500
3% Capped ETF
Period from
04/15/25
(a)
to 09/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 25.00
Net investment income
(b)
...............................................................................................
0 .18
Net realized and unrealized gain
(c)
.........................................................................................
5.34
Net increase from investment operations ...................................................................................... 5.52
Distributions from net investment income
(d)
.................................................................................. (0.15)
(e)
Net asset value, end of period ............................................................................................ $ 30.37
Total Return
(f)
Based on net asset value ................................................................................................ 22.13%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .......................................................................................................
0.15%
(i)
Total expenses after fees waived ...........................................................................................
0.09%
(i)
Net investment income ..................................................................................................
1.36%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 12,149
Portfolio turnover rate
(j)
.................................................................................................. 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
iShares Semi-Annual Financial Statements and Additional Information
58
iShares S&P 500
ex S&P 100 ETF
Period from
07/08/25
(a)
to 09/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 24.90
Net investment income
(b)
...............................................................................................
0 .08
Net realized and unrealized gain
(c)
.........................................................................................
0.77
Net increase from investment operations ...................................................................................... 0.85
Distributions from net investment income
(d)
.................................................................................. (0.07)
(e)
Net asset value, end of period ............................................................................................ $ 25.68
Total Return
(f)
Based on net asset value ................................................................................................ 3.43%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .......................................................................................................
0.20%
(i)
Net investment income ..................................................................................................
1.45%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 13,352
Portfolio turnover rate
(j)
.................................................................................................. 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
59
Financial Highlights
iShares Top 20 U.S. Stocks ETF
Six Months
Ended
09/30/25
(unaudited)
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period ........................................................................
$ 23.81  $ 24.63
Net investment income
(b)
................................................................................
0 .06  0 .06
Net realized and unrealized gain (loss)
(c)
......................................................................
6.66  (0.83)
Net increase (decrease) from investment operations ............................................................... 6.72  (0.77)
Distributions from net investment income
(d)
................................................................... (0.06)
(e)
(0.05)
Net asset value, end of period ............................................................................. $ 30.47  $ 23.81
Total Return
(f)
Based on net asset value ................................................................................. 28.24%
(g)
(3.16)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.20%
(i)
0.20%
(i)
Net investment income ...................................................................................
0.47%
(i)
0.54%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 337,564  $ 173,322
Portfolio turnover rate
(j)
................................................................................... 10% 18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information
60
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified
S&P 500 3% Capped
(a)
................................................................................................. Non-Diversified
S&P 500 ex S&P 100
(b)
................................................................................................. Non-Diversified
Top 20 U.S. Stocks ................................................................................................... Non-Diversified
(a)
The Fund commenced operations on April 15, 2025.
(b)
The Fund commenced operations on July 8, 2025.

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
62
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on
loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank PLC ..................................... $ 130,493,527 $ (130,493,527) $ – $ –
BMO Capital Markets Corp. ............................... 752,158 (752,158) – –
BNP Paribas SA ....................................... 166,065,443 (166,065,443) – –
BofA Securities, Inc. .................................... 766,821,468 (766,821,468) – –
Citadel Clearing LLC .................................... 31,291,643 (31,291,643) – –
Citigroup Global Markets, Inc. .............................. 450,113,954 (450,113,954) – –
Goldman Sachs & Co. LLC ............................... 196,183,129 (196,183,129) – –
HSBC Bank PLC ...................................... 9,488,729 (9,370,346) – 118,383
J.P. Morgan Securities LLC ............................... 71,035,695 (71,035,695) – –
Jefferies LLC ......................................... 6,329,091 (6,329,091) – –
Morgan Stanley ....................................... 77,364,833 (77,364,833) – –
National Financial Services LLC ............................ 72,829,436 (72,829,436) – –
Natixis SA ........................................... 2,453,609 (2,453,609) – –
Scotia Capital, Inc. ..................................... 150,116 (150,101) – 15
(b)
SG Americas Securities LLC .............................. 19,808 (19,808) – –
State Street Bank & Trust Co. .............................. 31,034,320 (31,034,320) – –
Toronto-Dominion Bank .................................. 409,351 (409,351) – –
UBS AG ............................................ 87,925,372 (87,925,372) – –
UBS Securities LLC .................................... 35,559,079 (35,559,079) – –
Virtu Americas LLC ..................................... 45,718,993 (45,718,993) – –
Wells Fargo Bank N.A. .................................. 55,340,724 (55,340,724) – –
Wells Fargo Securities LLC ............................... 39,326,906 (39,326,906) – –
$ 2,276,707,384 $ (2,276,588,986) $ – $ 118,398
Core S&P Total U.S. Stock Market
Barclays Bank PLC ..................................... $ 64,756,861 $ (64,756,861) $ – $ –
Barclays Capital, Inc. ................................... 7,478,288 (7,478,288) – –
BMO Capital Markets Corp. ............................... 1,547,690 (1,547,690) – –
BNP Paribas SA ....................................... 100,612,099 (100,612,099) – –
BofA Securities, Inc. .................................... 225,718,041 (225,718,041) – –
Citadel Clearing LLC .................................... 3,660,540 (3,660,540) – –
Citigroup Global Markets, Inc. .............................. 166,874,531 (166,874,531) – –

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P Total U.S. Stock Market (continued)
Deutsche Bank Securities, Inc. ............................. 10,011 (9,627) – 384
Goldman Sachs & Co. LLC ............................... 165,913,259 (165,913,259) – –
HSBC Bank PLC ...................................... 15,362,961 (15,362,961) – –
J.P. Morgan Securities LLC ............................... 238,783,185 (238,783,185) – –
Jefferies LLC ......................................... 26,176,421 (26,176,421) – –
Mizuho Securities USA LLC ............................... 1,062,098 (1,062,098) – –
Morgan Stanley ....................................... 99,092,359 (99,092,359) – –
National Bank Financial, Inc. .............................. 13,069,187 (13,069,187) – –
National Financial Services LLC ............................ 51,684,585 (51,684,585) – –
Natixis SA ........................................... 17,762,099 (17,762,099) – –
Nomura Securities International, Inc. ......................... 820,087 (820,087) – –
Pershing LLC ......................................... 986,123 (986,123) – –
RBC Capital Markets LLC ................................ 6,714,985 (6,714,985) – –
Scotia Capital (USA), Inc. ................................ 9,496,217 (9,496,217) – –
Scotia Capital, Inc. ..................................... 1,229,778 (1,229,778) – –
SG Americas Securities LLC .............................. 769,852 (769,852) – –
State Street Bank & Trust Co. .............................. 27,201,485 (26,656,387) – 545,098
(b)
Toronto-Dominion Bank .................................. 8,672,863 (8,672,863) – –
UBS AG ............................................ 31,086,367 (31,086,367) – –
UBS Securities LLC .................................... 4,929,219 (4,929,219) – –
Virtu Americas LLC ..................................... 8,001,118 (8,001,118) – –
Wells Fargo Bank N.A. .................................. 36,068,277 (36,068,277) – –
Wells Fargo Securities LLC ............................... 30,029,275 (30,029,275) – –
$ 1,365,569,861 $ (1,365,024,379) $ – $ 545,482
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
64
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.
For the iShares S&P 500 3% Capped ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after fee waiver will not exceed 0.09% through April 3, 2026.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended
September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0 .03%
Core S&P Total U.S. Stock Market ...................................................................................... 0 .03
S&P 500 3% Capped ............................................................................................... 0 .15
S&P 500 ex S&P 100 ............................................................................................... 0 .20
Top 20 U.S. Stocks ................................................................................................ 0 .20
iShares ETF Amounts Waived
S&P 500 3% Capped .................................................................................................. $ 2,634
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 3,803,894
Core S&P Total U.S. Stock Market ............................................................................................. 1,423,613
S&P 500 3% Capped ...................................................................................................... 54
Top 20 U.S. Stocks ....................................................................................................... 1,208

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the period ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025 inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 4,397,168,330 $ 1,855,924,243 $ (398,032,791)
Core S&P Total U.S. Stock Market .......................................................... 178,060,855 246,785,957 (30,466,080)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 10,814,882,263 $ 10,245,663,513
Core S&P Total U.S. Stock Market .......................................................................... 1,486,002,012 1,410,679,651
S&P 500 3% Capped ................................................................................... 330,308 342,080
S&P 500 ex S&P 100 ................................................................................... 536,530 528,941
Top 20 U.S. Stocks .................................................................................... 24,318,005 26,813,488
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 156,184,924,120 $ 143,942,182,952
Core S&P Total U.S. Stock Market .......................................................................... 5,111,371,040 1,777,105,885
S&P 500 3% Capped ................................................................................... 11,820,320 1,513,496
S&P 500 ex S&P 100 ................................................................................... 15,899,465 3,031,050
Top 20 U.S. Stocks .................................................................................... 132,283,565 29,918,674
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Core S&P 500 ....................................................................................................... $ (9,114,192,808)
Core S&P Total U.S. Stock Market ......................................................................................... (1,170,813,663)
Top 20 U.S. Stocks ................................................................................................... (1,673,079)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
66
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 616,706,333,392 $ 117,294,202,829 $ (31,084,771,938) $ 86,209,430,891
Core S&P Total U.S. Stock Market ...................................... 47,589,245,468 34,332,752,836 (2,592,096,416) 31,740,656,420
S&P 500 3% Capped ............................................... 10,677,674 1,645,324 (179,133) 1,466,191
S&P 500 ex S&P 100 ............................................... 12,999,092 803,287 (458,343) 344,944
Top 20 U.S. Stocks ................................................ 287,631,702 48,355,011 (740,592) 47,614,419

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 248,950,000 $ 156,687,877,943 544,300,000 $ 310,889,350,417
Shares redeemed
(237,550,000) (144,441,298,920) (379,450,000) (217,177,155,811)
11,400,000 $ 12,246,579,023 164,850,000 $ 93,712,194,606
Core S&P Total U.S. Stock Market
Shares sold 41,950,000 $ 5,146,327,097 47,000,000 $ 5,751,427,991
Shares redeemed
(14,300,000) (1,788,169,822) (9,550,000) (1,178,488,115)
27,650,000 $ 3,358,157,275 37,450,000 $ 4,572,939,876
Period Ended
09/30/25
iShares ETF Shares Amount
S&P 500 3% Capped
(a)
Shares sold .......................................................................... 450,000 $ 11,828,156
Shares redeemed ......................................................................
(50,000) (1,515,262)
400,000 $ 10,312,894
S&P 500 ex S&P 100
(b)
Shares sold .......................................................................... 640,000 $ 15,948,593
Shares redeemed ......................................................................
(120,000) (3,045,474)
520,000 $ 12,903,119
(a)
The Fund commenced operations on April 15, 2025.
(b)
The Fund commenced operations on July 8, 2025.
Six Months Ended
09/30/25
Period Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Top 20 U.S. Stocks
(a)
Shares sold 4,960,000 $ 132,458,196 7,520,000 $ 192,536,958
Shares redeemed
(1,160,000) (29,947,771) (240,000) (5,988,142)
3,800,000 $ 102,510,425 7,280,000 $ 186,548,816
(a)
The Fund commenced operations on October 23, 2024.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
68
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
69
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
70
iShares Core S&P 500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
71
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
72
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core S&P Total U.S. Stock Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
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73
Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
74
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P 500 3% Capped ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 19-20, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.
The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund;
(ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each
Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

Board Review and Approval of Investment Advisory Contract
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75
Board Review and Approval of Investment Advisory Contract
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment.
The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the
Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
iShares S&P 500 ex S&P 100 ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on June 9-11, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.
The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund;
(ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each
Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within the range of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
76
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment.
The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the
Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

Board Review and Approval of Investment Advisory Contract
(continued)
77
Board Review and Approval of Investment Advisory Contract
iShares Top 20 U.S. Stocks ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
78
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
79
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information (Unaudit-
80
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a)(b)
....................... 876,639 $ 78,608,219
AeroVironment, Inc.
(a)(b)
................. 783,033 246,569,261
AerSale Corp.
(a)(b)
..................... 796,208 6,520,943
AIRO Group Holdings, Inc.
(b)
............. 146,797 2,818,502
Archer Aviation, Inc. , Class A
(a)(b)
........... 13,507,203 129,399,005
Astronics Corp.
(a)(b)
.................... 743,636 33,917,238
Byrna Technologies, Inc.
(a)(b)
.............. 439,379 9,736,639
Cadre Holdings, Inc. ................... 690,380 25,205,774
Ducommun, Inc.
(a)(b)
................... 340,083 32,692,179
Eve Holding, Inc.
(a)(b)
................... 1,258,539 4,795,034
Intuitive Machines, Inc. , Class A
(a)(b)
......... 2,692,792 28,328,172
Kratos Defense & Security Solutions, Inc.
(b)
... 4,090,400 373,739,848
Mercury Systems, Inc.
(a)(b)
............... 1,278,710 98,972,154
Moog, Inc. , Class A ................... 692,262 143,762,050
National Presto Industries, Inc. ............ 127,928 14,347,125
Park Aerospace Corp. .................. 437,329 8,895,272
Redwire Corp.
(a)(b)
..................... 1,201,252 10,799,255
Satellogic , Inc. , Class A
(a)(b)
.............. 1,710,271 5,609,689
V2X, Inc.
(a)(b)
........................ 473,292 27,493,532
Voyager Technologies, Inc. , Class A
(a)(b)
...... 323,599 9,636,778
VSE Corp.
(a)
........................ 498,774 82,916,190
1,374,762,859
Air Freight & Logistics — 0.1%
Forward Air Corp.
(b)
................... 520,020 13,333,313
Hub Group, Inc. , Class A ................ 1,478,153 50,907,589
Radiant Logistics, Inc.
(a)(b)
............... 815,048 4,808,783
69,049,685
Automobile Components — 1.3%
Adient plc
(a)(b)
........................ 2,055,727 49,501,906
American Axle & Manufacturing Holdings, Inc.
(a)(b)
2,877,975 17,296,630
Cooper-Standard Holdings, Inc.
(b)
.......... 415,970 15,361,772
Dana, Inc. .......................... 3,251,273 65,155,511
Dorman Products, Inc.
(a)(b)
............... 676,277 105,418,059
Fox Factory Holding Corp.
(b)
.............. 1,025,579 24,911,314
Garrett Motion, Inc. ................... 3,296,449 44,897,635
Gentherm , Inc.
(b)
..................... 742,399 25,286,110
Goodyear Tire & Rubber Co. (The)
(a)(b)
....... 6,412,125 47,962,695
Holley, Inc.
(b)
........................ 1,464,936 4,599,899
LCI Industries ....................... 603,119 56,180,535
Luminar Technologies, Inc. , Class A
(a)(b)
...... 980,576 1,872,900
Modine Manufacturing Co.
(a)(b)
............ 1,285,686 182,773,122
Motorcar Parts of America, Inc.
(a)(b)
......... 340,070 5,624,758
Patrick Industries, Inc.
(a)
................ 799,327 82,674,392
Phinia , Inc. ......................... 947,025 54,434,997
Solid Power, Inc. , Class A
(a)(b)
............. 3,726,871 12,932,242
Standard Motor Products, Inc. ............ 512,339 20,913,678
Strattec Security Corp.
(a)(b)
............... 95,056 6,469,511
Visteon Corp.
(a)
...................... 675,001 80,905,620
XPEL, Inc.
(a)(b)(c)
...................... 587,885 19,441,357
924,614,643
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a)(b)
.... 2,207,868 2,870,229
Livewire Group, Inc.
(a)(b)
................. 890,615 4,230,421
Winnebago Industries, Inc. .............. 667,048 22,306,085
29,406,735
Banks — 9.9%
1st Source Corp. ..................... 461,776 28,426,931
ACNB Corp. ........................ 242,771 10,691,635
Amalgamated Financial Corp. ............ 584,799 15,877,293
Amerant Bancorp, Inc. , Class A ........... 907,019 17,478,256
Ameris Bancorp ...................... 1,636,340 119,960,085
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. .................. 238,176 $ 4,815,919
Arrow Financial Corp. .................. 432,421 12,237,514
Associated Banc-Corp. ................. 4,140,820 106,460,482
Atlantic Union Bankshares Corp. .......... 3,582,204 126,415,979
Axos Financial , Inc.
(a)(b)
................. 1,334,368 112,954,251
Banc of California, Inc. ................. 3,154,534 52,207,538
BancFirst Corp. ...................... 516,814 65,351,130
Bancorp, Inc. (The)
(a)(b)
................. 1,136,731 85,129,785
Bank First Corp. ..................... 222,780 27,025,442
Bank of Hawaii Corp. .................. 970,395 63,696,728
Bank of Marin Bancorp ................. 379,890 9,223,729
Bank of NT Butterfield & Son Ltd. (The) ...... 1,044,515 44,830,584
Bank7 Corp. ........................ 117,433 5,433,625
BankFinancial Corp. ................... 147,352 1,772,645
BankUnited, Inc. ..................... 1,842,703 70,317,546
Bankwell Financial Group, Inc. ............ 181,491 8,030,977
Banner Corp. ....................... 840,863 55,076,526
Bar Harbor Bankshares ................ 397,997 12,122,989
BayCom Corp. ...................... 294,497 8,466,789
BCB Bancorp, Inc. .................... 418,155 3,629,585
Beacon Financial Corp. ................. 2,045,437 48,497,311
Blue Foundry Bancorp
(a)(b)
............... 513,152 4,664,552
Blue Ridge Bankshares , Inc.
(a)(b)
........... 1,537,697 6,504,458
Bridgewater Bancshares, Inc.
(b)
........... 519,758 9,147,741
Burke & Herbert Financial Services Corp. .... 326,697 20,153,938
Business First Bancshares, Inc. ........... 691,706 16,331,179
BV Financial, Inc.
(a)(b)
.................. 171,082 2,757,842
Byline Bancorp, Inc. ................... 753,768 20,901,987
C&F Financial Corp. ................... 69,012 4,637,606
Cadence Bank ...................... 3,931,458 147,586,933
California Bancorp
(a)(b)
.................. 544,936 9,089,532
Camden National Corp. ................ 406,531 15,688,031
Capital Bancorp, Inc. .................. 292,013 9,315,215
Capital City Bank Group, Inc. ............. 365,467 15,272,866
Capitol Federal Financial, Inc. ............ 3,012,978 19,132,410
Carter Bankshares , Inc.
(b)
............... 594,414 11,537,576
Cathay General Bancorp ................ 1,608,046 77,202,288
CB Financial Services, Inc. .............. 82,006 2,723,419
Central Pacific Financial Corp. ............ 566,367 17,183,575
CF Bankshares , Inc. ................... 74,231 1,777,832
Chain Bridge Bancorp, Inc. , Class A
(b)
....... 40,817 1,335,940
Chemung Financial Corp. ............... 92,221 4,843,447
ChoiceOne Financial Services, Inc. ......... 340,350 9,856,536
Citizens & Northern Corp. ............... 393,921 7,803,575
Citizens Community Bancorp, Inc. ......... 149,107 2,396,149
Citizens Financial Services, Inc. ........... 116,760 7,038,293
City Holding Co. ..................... 342,129 42,379,519
Civista Bancshares, Inc. ................ 453,776 9,216,191
CNB Financial Corp. ................... 706,027 17,085,853
Coastal Financial Corp.
(a)(b)
.............. 318,847 34,489,680
CoastalSouth Bancshares, Inc.
(a)(b)
......... 48,827 1,064,917
Colony Bankcorp , Inc. ................. 467,040 7,944,350
Columbia Financial, Inc.
(a)(b)
.............. 671,180 10,074,412
Community Financial System, Inc. ......... 1,303,661 76,446,681
Community Trust Bancorp, Inc. ........... 391,349 21,895,977
Community West Bancshares ............ 428,936 8,939,026
ConnectOne Bancorp, Inc. .............. 1,178,836 29,246,921
Customers Bancorp, Inc.
(b)
............... 732,555 47,887,120
CVB Financial Corp. ................... 3,288,182 62,179,522
Dime Community Bancshares, Inc. ......... 990,907 29,558,756
Eagle Bancorp Montana, Inc. ............. 128,834 2,224,963
Eagle Bancorp, Inc. ................... 694,852 14,049,907
Eagle Financial Services, Inc.
(a)
........... 79,836 3,020,196
Eastern Bankshares , Inc. ............... 4,857,805 88,169,161
ECB Bancorp, Inc.
(a)(b)
.................. 89,481 1,420,063

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Enterprise Financial Services Corp. ........ 906,203 $ 52,541,650
Equity Bancshares, Inc. , Class A .......... 379,775 15,456,842
Esquire Financial Holdings, Inc.
(a)
.......... 178,105 18,176,506
Farmers & Merchants Bancorp, Inc. ........ 341,134 8,531,761
Farmers National Banc Corp. ............. 930,097 13,402,698
FB Bancorp, Inc.
(a)(b)
................... 414,153 4,978,119
FB Financial Corp. .................... 1,039,591 57,946,802
Fidelity D&D Bancorp, Inc. ............... 123,130 5,396,788
Financial Institutions, Inc. ............... 477,315 12,982,968
Finward Bancorp
(a)
.................... 56,141 1,801,565
Finwise Bancorp
(a)(b)
................... 151,842 2,944,216
First Bancorp ....................... 4,830,929 137,383,603
First Bancorp, Inc. (The) ................ 288,142 7,566,609
First Bank .......................... 549,764 8,955,656
First Busey Corp. ..................... 2,091,021 48,407,136
First Business Financial Services, Inc. ....... 203,000 10,405,780
First Capital, Inc. ..................... 58,417 2,675,499
First Commonwealth Financial Corp. ........ 2,538,903 43,288,296
First Community Bankshares , Inc. ......... 397,622 13,837,246
First Community Corp. ................. 129,044 3,641,622
First Financial Bancorp ................. 2,367,396 59,776,749
First Financial Bankshares , Inc. ........... 3,314,154 111,521,282
First Financial Corp. ................... 290,127 16,374,768
First Foundation, Inc.
(a)(b)
................ 1,551,210 8,640,240
First Internet Bancorp .................. 204,604 4,589,268
First Interstate BancSystem , Inc. , Class A .... 2,204,372 70,253,336
First Merchants Corp. .................. 1,441,095 54,329,281
First Mid Bancshares, Inc. ............... 555,660 21,048,401
First National Corp.
(a)
.................. 138,338 3,137,506
First Savings Financial Group, Inc. ......... 94,330 2,964,792
First United Corp. .................... 127,153 4,675,416
First Western Financial, Inc.
(a)(b)
........... 206,868 4,763,136
Firstsun Capital Bancorp
(a)(b)
.............. 313,706 12,168,656
Five Star Bancorp .................... 435,674 14,028,703
Flagstar Financial, Inc.
(a)
................ 7,466,179 86,234,367
Flushing Financial Corp. ................ 776,188 10,719,156
Franklin Financial Services Corp. .......... 90,664 4,170,544
FS Bancorp, Inc. ..................... 180,840 7,219,133
Fulton Financial Corp. .................. 4,456,049 83,016,193
FVCBankcorp , Inc. .................... 386,670 5,015,110
GBank Financial Holdings, Inc.
(a)(b)
......... 220,165 8,645,880
German American Bancorp, Inc. ........... 874,699 34,349,430
Glacier Bancorp, Inc. .................. 2,932,228 142,711,537
Great Southern Bancorp, Inc. ............. 216,762 13,276,672
Greene County Bancorp, Inc. ............. 179,280 4,051,728
Guaranty Bancshares, Inc. .............. 226,709 11,052,064
Hancock Whitney Corp. ................ 2,107,693 131,962,659
Hanmi Financial Corp. ................. 749,067 18,494,464
Hanover Bancorp, Inc.
(a)
................ 77,755 1,745,600
HarborOne Bancorp, Inc. ............... 962,850 13,094,760
Hawthorn Bancshares, Inc. .............. 96,615 2,998,930
HBT Financial, Inc. .................... 354,719 8,938,919
Heritage Commerce Corp. ............... 1,488,118 14,777,012
Heritage Financial Corp. ................ 834,148 20,178,040
Hilltop Holdings, Inc. ................... 1,122,264 37,506,063
Hingham Institution for Savings (The)
(a)
...... 39,601 10,445,952
Home Bancorp, Inc. ................... 176,837 9,606,670
Home BancShares , Inc. ................ 4,721,562 133,620,205
HomeTrust Bancshares, Inc. ............. 403,732 16,528,788
Hope Bancorp, Inc. ................... 3,010,395 32,421,954
Horizon Bancorp, Inc. .................. 1,107,747 17,735,029
Independent Bank Corp. ................ 1,746,629 100,257,168
International Bancshares Corp. ........... 1,363,461 93,737,944
Investar Holding Corp. ................. 256,141 5,945,033
John Marshall Bancorp, Inc. ............. 302,504 5,995,629
Security
Shares
Shares Value
Banks (continued)
Kearny Financial Corp. ................. 1,357,392 $ 8,918,065
Lakeland Financial Corp. ................ 613,430 39,382,206
Landmark Bancorp, Inc. ................ 77,257 2,061,989
LCNB Corp. ........................ 319,925 4,795,676
LINKBANCORP, Inc. .................. 463,885 3,307,500
Live Oak Bancshares, Inc. ............... 875,891 30,848,881
MainStreet Bancshares, Inc. ............. 134,404 2,799,635
Mechanics Bancorp
(b)
.................. 448,716 5,972,410
Mercantile Bank Corp. ................. 397,524 17,888,580
Meridian Corp. ...................... 208,052 3,285,141
Metrocity Bankshares , Inc. .............. 500,602 13,861,669
Metropolitan Bank Holding Corp. .......... 236,396 17,687,149
Mid Penn Bancorp, Inc. ................. 484,501 13,876,109
Middlefield Banc Corp. ................. 183,736 5,513,917
Midland States Bancorp, Inc. ............. 500,793 8,583,592
MidWestOne Financial Group, Inc. ......... 428,734 12,128,885
MVB Financial Corp. .................. 300,643 7,534,114
National Bank Holdings Corp. , Class A ...... 968,621 37,427,515
National Bankshares , Inc. ............... 152,086 4,477,412
NB Bancorp, Inc.
(a)
.................... 868,029 15,320,712
NBT Bancorp, Inc. .................... 1,256,845 52,485,847
Nicolet Bankshares , Inc.
(a)
............... 333,980 44,920,310
Northeast Bank
(a)
..................... 190,134 19,043,821
Northeast Community Bancorp, Inc. ........ 338,703 6,967,121
Northfield Bancorp, Inc. ................ 951,225 11,224,455
Northpointe Bancshares, Inc. ............. 257,469 4,397,570
Northrim Bancorp, Inc. ................. 541,664 11,732,442
Northwest Bancshares, Inc. .............. 3,529,934 43,735,882
Norwood Financial Corp. ................ 188,469 4,790,882
Oak Valley Bancorp ................... 176,509 4,972,259
OceanFirst Financial Corp. .............. 1,438,249 25,270,035
OFG Bancorp ....................... 1,132,162 49,237,725
Ohio Valley Banc Corp. ................. 74,136 2,741,549
Old National Bancorp .................. 8,601,579 188,804,659
Old Second Bancorp, Inc. ............... 1,175,280 20,314,715
OP Bancorp ........................ 255,137 3,551,507
Orange County Bancorp, Inc. ............. 303,796 7,658,697
Origin Bancorp, Inc. ................... 734,526 25,355,837
Orrstown Financial Services, Inc. .......... 448,536 15,241,253
Park National Corp. ................... 365,217 59,358,719
Parke Bancorp, Inc. ................... 310,883 6,699,529
Pathward Financial, Inc.
(a)
............... 605,236 44,793,516
Patriot National Bancorp, Inc.
(a)(b)
.......... 1,142,257 1,484,934
PCB Bancorp ....................... 313,651 6,586,671
Peapack-Gladstone Financial Corp. ........ 406,248 11,212,445
Peoples Bancorp of North Carolina, Inc. ..... 123,801 3,795,739
Peoples Bancorp, Inc. ................. 866,714 25,992,753
Peoples Financial Services Corp. .......... 227,731 11,070,004
Pioneer Bancorp, Inc.
(a)(b)
................ 275,922 3,603,541
Plumas Bancorp ..................... 149,262 6,439,163
Ponce Financial Group, Inc.
(b)
............ 473,777 6,964,522
Preferred Bank ...................... 185,051 16,726,760
Primis Financial Corp. .................. 545,898 5,737,388
Princeton Bancorp, Inc. ................. 137,432 4,375,835
Provident Bancorp, Inc.
(b)
............... 383,399 4,803,989
Provident Financial Services, Inc. .......... 2,976,427 57,385,513
QCR Holdings, Inc. ................... 411,125 31,097,495
RBB Bancorp ....................... 464,705 8,717,866
Red River Bancshares, Inc. .............. 111,727 7,242,144
Renasant Corp. ...................... 2,318,855 85,542,561
Republic Bancorp, Inc. , Class A ........... 216,424 15,636,634
Rhinebeck Bancorp, Inc.
(b)
............... 50,780 576,861
Richmond Mutual Bancorp, Inc.
(a)
.......... 134,093 1,905,462
Riverview Bancorp, Inc. ................ 353,879 1,900,330
S&T Bancorp, Inc. .................... 934,313 35,120,826

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
SB Financial Group, Inc. ................ 115,442 $ 2,226,876
Seacoast Banking Corp. of Florida ......... 2,098,283 63,850,752
ServisFirst Bancshares, Inc. ............. 1,272,344 102,461,862
Shore Bancshares, Inc. ................. 768,313 12,608,016
Sierra Bancorp ...................... 349,588 10,106,589
Simmons First National Corp. , Class A ...... 3,515,885 67,399,515
SmartFinancial , Inc. ................... 372,604 13,313,141
Sound Financial Bancorp, Inc. ............ 33,021 1,520,947
South Plains Financial, Inc. .............. 327,270 12,648,985
Southern First Bancshares, Inc.
(b)
.......... 198,797 8,770,924
Southern Missouri Bancorp, Inc. ........... 250,325 13,157,082
Southside Bancshares, Inc. .............. 726,495 20,523,484
SR Bancorp, Inc.
(a)
.................... 151,941 2,292,790
Stellar Bancorp, Inc. ................... 1,161,078 35,227,106
Sterling Bancorp, Inc.
(a)(b)(d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 647,522 45,320,065
Texas Capital Bancshares, Inc.
(a)(b)
......... 1,125,217 95,114,593
Third Coast Bancshares, Inc.
(b)
............ 328,150 12,459,855
Timberland Bancorp, Inc. ............... 196,679 6,545,477
Tompkins Financial Corp. ............... 333,367 22,072,229
Towne Bank ........................ 1,786,872 61,772,165
TriCo Bancshares .................... 768,077 34,110,300
Triumph Financial, Inc.
(a)(b)
............... 553,495 27,696,890
TrustCo Bank Corp. ................... 459,185 16,668,415
Trustmark Corp. ..................... 1,427,688 56,536,445
UMB Financial Corp. .................. 1,797,257 212,705,366
Union Bankshares , Inc. ................. 58,978 1,460,295
United Bankshares , Inc. ................ 3,500,734 130,262,312
United Community Banks, Inc. ............ 2,881,016 90,319,852
United Security Bancshares .............. 119,602 1,115,887
Unity Bancorp, Inc. .................... 193,515 9,457,078
Univest Financial Corp. ................. 715,192 21,470,064
USCB Financial Holdings, Inc. , Class A ...... 258,555 4,511,785
Valley National Bancorp ................ 12,045,940 127,686,964
Veritex Holdings, Inc. .................. 1,357,739 45,524,989
Virginia National Bankshares Corp. ......... 118,031 4,580,783
WaFd , Inc. ......................... 1,930,298 58,468,726
Washington Trust Bancorp, Inc. ........... 456,847 13,202,878
WesBanco , Inc. ...................... 2,317,330 73,992,347
West Bancorp, Inc. .................... 431,640 8,770,925
Westamerica Bancorp ................. 611,458 30,566,785
Western New England Bancorp, Inc. ........ 378,323 4,543,659
WSFS Financial Corp. ................. 1,413,717 76,241,758
6,935,528,823
Beverages — 0.1%
MGP Ingredients, Inc. .................. 344,206 8,326,343
National Beverage Corp.
(b)
............... 586,280 21,645,458
Vita Coco Co., Inc. (The)
(a)(b)
............. 1,075,177 45,662,767
Zevia PBC , Class A
(a)(b)
................. 805,903 2,192,056
77,826,624
Biotechnology — 7.4%
4D Molecular Therapeutics, Inc.
(a)(b)
......... 985,670 8,565,472
89bio, Inc.
(a)(b)
....................... 3,065,984 45,069,965
Abeona Therapeutics, Inc.
(a)(b)
............ 1,089,467 5,752,386
Absci Corp.
(a)(b)
...................... 3,179,407 9,665,397
ACADIA Pharmaceuticals, Inc.
(a)(b)
.......... 3,052,228 65,134,546
Actuate Therapeutics, Inc.
(a)(b)
............. 119,610 800,191
ADC Therapeutics SA
(a)(b)
............... 1,775,761 7,103,044
ADMA Biologics, Inc.
(a)(b)
................ 5,678,958 83,253,524
Agios Pharmaceuticals, Inc.
(a)(b)
........... 1,384,227 55,562,872
Akebia Therapeutics, Inc.
(a)(b)
............. 6,197,400 16,918,902
Akero Therapeutics, Inc.
(a)(b)
.............. 1,713,652 81,364,197
Aldeyra Therapeutics, Inc.
(a)(b)
............. 1,366,630 7,133,809
Security
Shares
Shares Value
Biotechnology (continued)
Alector , Inc.
(a)(b)
...................... 1,751,380 $ 5,184,085
Alkermes plc
(a)(b)
...................... 3,983,105 119,493,150
Allogene Therapeutics, Inc.
(a)(b)
............ 3,658,750 4,536,850
Altimmune , Inc.
(a)(b)
.................... 1,967,138 7,416,110
Amicus Therapeutics, Inc.
(a)(b)
............. 6,820,249 53,743,562
AnaptysBio , Inc.
(a)(b)
................... 481,950 14,757,309
Anavex Life Sciences Corp.
(a)(b)
........... 2,066,131 18,388,566
Anika Therapeutics, Inc.
(b)
............... 311,681 2,929,801
Annexon , Inc.
(a)(b)
..................... 2,356,946 7,188,685
Apogee Therapeutics, Inc.
(a)(b)
............ 800,688 31,811,334
Arbutus Biopharma Corp.
(a)(b)
............. 3,708,195 16,835,205
Arcellx , Inc.
(a)(b)
...................... 841,778 69,109,974
Arcturus Therapeutics Holdings, Inc.
(a)(b)
...... 621,083 11,446,560
Arcus Biosciences, Inc.
(a)(b)
.............. 1,678,694 22,830,238
Arcutis Biotherapeutics, Inc.
(a)(b)
........... 2,627,153 49,521,834
Ardelyx , Inc.
(b)
....................... 5,786,791 31,885,218
ArriVent Biopharma, Inc.
(a)(b)
.............. 593,207 10,944,669
Arrowhead Pharmaceuticals, Inc.
(a)(b)
........ 2,956,504 101,969,823
ARS Pharmaceuticals, Inc.
(a)(b)
............ 1,437,528 14,447,156
Astria Therapeutics, Inc.
(b)
............... 920,392 6,700,454
aTyr Pharma, Inc.
(a)(b)
.................. 2,148,699 1,550,071
Aura Biosciences, Inc.
(a)(b)
............... 1,033,452 6,386,733
Aurinia Pharmaceuticals, Inc.
(a)(b)
.......... 2,863,622 31,643,023
Avidity Biosciences, Inc.
(a)(b)
.............. 2,500,932 108,965,607
Avita Medical, Inc.
(a)(b)
.................. 344,197 1,758,847
Beam Therapeutics, Inc.
(a)(b)
.............. 2,341,803 56,835,559
Benitec Biopharma, Inc.
(a)(b)
.............. 353,793 4,963,716
Bicara Therapeutics, Inc.
(a)(b)
............. 847,963 13,389,336
BioCryst Pharmaceuticals, Inc.
(b)
........... 5,119,901 38,860,049
Biohaven Ltd.
(a)(b)
..................... 2,213,490 33,224,485
Bridgebio Pharma, Inc.
(a)(b)
............... 3,835,814 199,232,179
Bright Minds Biosciences, Inc.
(b)
........... 109,802 6,660,589
Candel Therapeutics, Inc.
(a)(b)
............. 1,012,999 5,166,295
Capricor Therapeutics, Inc.
(a)(b)
............ 948,530 6,838,901
Cardiff Oncology, Inc.
(a)(b)
................ 1,527,153 3,145,935
CareDx , Inc.
(a)(b)
...................... 1,346,398 19,576,627
Cartesian Therapeutics, Inc.
(a)(b)
........... 244,938 2,503,266
Catalyst Pharmaceuticals, Inc.
(b)
........... 2,832,882 55,807,775
Celcuity , Inc.
(a)(b)
...................... 723,774 35,754,436
Celldex Therapeutics, Inc.
(a)(b)
............. 1,601,833 41,439,420
CG oncology, Inc.
(a)(b)
.................. 1,367,076 55,065,821
Cidara Therapeutics, Inc.
(a)(b)
............. 380,916 36,476,516
Cogent Biosciences, Inc.
(b)
............... 3,178,972 45,650,038
Coherus Oncology, Inc.
(a)(b)
.............. 2,638,739 4,327,532
Compass Therapeutics, Inc.
(a)(b)
........... 2,424,854 8,486,989
Corvus Pharmaceuticals, Inc.
(a)(b)
.......... 1,437,149 10,591,788
CRISPR Therapeutics AG
(a)(b)
............. 2,029,357 131,522,627
Cullinan Therapeutics, Inc.
(b)
............. 1,271,386 7,539,319
Cytokinetics, Inc.
(a)(b)
................... 2,862,212 157,307,172
Day One Biopharmaceuticals, Inc.
(a)(b)
....... 1,771,393 12,488,321
Denali Therapeutics, Inc.
(a)(b)
............. 3,246,560 47,140,051
Design Therapeutics, Inc.
(a)(b)
............. 637,078 4,797,197
DiaMedica Therapeutics, Inc.
(a)(b)
.......... 746,933 5,131,430
Dianthus Therapeutics, Inc.
(a)(b)
............ 404,736 15,926,362
Disc Medicine, Inc.
(a)(b)
................. 567,776 37,518,638
Dynavax Technologies Corp.
(a)(b)
........... 2,535,936 25,181,845
Dyne Therapeutics, Inc.
(a)(b)
.............. 2,667,103 33,738,853
Editas Medicine, Inc.
(a)(b)
................ 2,113,206 7,332,825
Eledon Pharmaceuticals, Inc.
(a)(b)
.......... 1,412,508 3,658,396
Emergent BioSolutions, Inc.
(a)(b)
........... 1,335,742 11,781,244
Enanta Pharmaceuticals, Inc.
(a)(b)
.......... 485,907 5,816,307
Entrada Therapeutics, Inc.
(b)
............. 675,358 3,917,076
Erasca , Inc.
(a)(b)
...................... 4,318,336 9,413,972
Fate Therapeutics, Inc.
(b)
................ 2,652,038 3,341,568
Fennec Pharmaceuticals, Inc.
(a)(b)
.......... 551,138 5,158,652

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Foghorn Therapeutics, Inc.
(a)(b)
............ 785,594 $ 3,841,555
Geron Corp.
(a)(b)
...................... 13,424,728 18,391,877
Gossamer Bio, Inc.
(a)(b)
................. 4,664,585 12,267,859
GRAIL, Inc.
(a)(b)
...................... 761,820 45,046,417
Greenwich Lifesciences, Inc.
(a)(b)
........... 158,432 1,576,398
Gyre Therapeutics, Inc.
(a)(b)
.............. 246,252 1,837,040
Heron Therapeutics, Inc.
(a)(b)
.............. 3,740,625 4,713,188
Humacyte , Inc.
(a)(b)
.................... 3,054,272 5,314,433
Ideaya Biosciences, Inc.
(a)(b)
.............. 1,969,302 53,584,707
ImmunityBio , Inc.
(a)(b)
................... 5,616,175 13,815,791
Immunome, Inc.
(a)(b)
................... 1,875,128 21,957,749
Immunovant , Inc.
(a)(b)
................... 1,669,744 26,916,273
Inhibikase Therapeutics, Inc.
(a)(b)
........... 1,100,299 1,782,484
Inhibrx Biosciences, Inc.
(a)(b)
.............. 229,505 7,729,728
Inmune Bio, Inc.
(a)(b)
................... 415,554 860,197
Intellia Therapeutics, Inc.
(a)(b)
............. 2,434,339 42,041,035
Iovance Biotherapeutics, Inc.
(a)(b)
........... 6,320,173 13,714,775
Ironwood Pharmaceuticals, Inc. , Class A
(a)(b)
... 3,858,274 5,054,339
Jade Biosciences, Inc.
(a)
................ 808,580 6,978,045
Janux Therapeutics, Inc.
(a)(b)
.............. 966,816 23,628,983
KalVista Pharmaceuticals, Inc.
(a)(b)
.......... 920,998 11,217,756
Keros Therapeutics, Inc.
(a)(b)
.............. 825,772 13,063,713
Kodiak Sciences, Inc.
(a)(b)
................ 808,749 13,239,221
Korro Bio, Inc.
(a)(b)
..................... 159,995 7,662,161
Krystal Biotech, Inc.
(a)(b)
................. 607,081 107,168,009
Kura Oncology, Inc.
(a)(b)
................. 1,960,835 17,353,390
Kymera Therapeutics, Inc.
(a)(b)
............ 1,234,364 69,865,002
Larimar Therapeutics, Inc.
(a)(b)
............. 1,154,676 3,729,603
Lexeo Therapeutics, Inc.
(a)(b)
.............. 607,165 4,031,576
Madrigal Pharmaceuticals, Inc.
(a)(b)
......... 455,742 209,030,626
MannKind Corp.
(a)(b)
................... 7,419,213 39,841,174
MeiraGTx Holdings plc
(a)(b)
............... 1,048,730 8,631,048
Metsera , Inc.
(a)(b)
..................... 1,301,851 68,125,863
MiMedx Group, Inc.
(b)
.................. 2,926,575 20,427,494
Mineralys Therapeutics, Inc.
(a)(b)
........... 958,710 36,354,283
Mirum Pharmaceuticals, Inc.
(a)(b)
........... 990,788 72,634,668
Monopar Therapeutics, Inc.
(a)(b)
............ 90,324 7,376,761
Monte Rosa Therapeutics, Inc.
(a)(b)
......... 1,124,331 8,331,293
Myriad Genetics, Inc.
(b)
................. 2,235,785 16,164,726
Neurogene , Inc.
(a)(b)
................... 237,841 4,121,785
Nkarta , Inc.
(a)(b)
...................... 1,100,280 2,277,580
Novavax, Inc.
(a)(b)
..................... 3,674,754 31,860,117
Nurix Therapeutics, Inc.
(a)(b)
.............. 1,857,293 17,161,387
Nuvalent , Inc. , Class A
(a)(b)
............... 1,055,713 91,298,060
Nuvectis Pharma, Inc.
(a)(b)
............... 307,614 1,851,836
Olema Pharmaceuticals, Inc.
(a)(b)
........... 1,450,410 14,199,514
Organogenesis Holdings, Inc. , Class A
(a)(b)
.... 1,688,634 7,126,035
ORIC Pharmaceuticals, Inc.
(a)(b)
........... 1,411,896 16,942,752
Oruka Therapeutics, Inc.
(a)(b)
.............. 654,098 12,578,305
Palvella Therapeutics, Inc.
(a)(b)
............ 172,031 10,784,623
PDL BioPharma, Inc.
(b)(d)
................ 11,853 —
Perspective Therapeutics, Inc.
(a)(b)
.......... 1,494,942 5,127,651
Praxis Precision Medicines, Inc.
(a)(b)
......... 439,639 23,300,867
Precigen , Inc.
(a)(b)
..................... 3,700,133 12,173,438
Prime Medicine, Inc.
(a)(b)
................ 1,818,765 10,075,958
Protagonist Therapeutics, Inc.
(a)(b)
.......... 1,426,513 94,763,259
Protalix BioTherapeutics , Inc.
(a)(b)
.......... 1,670,034 3,707,475
Protara Therapeutics, Inc.
(b)
.............. 745,033 3,240,894
Prothena Corp. plc
(b)
................... 1,000,312 9,763,045
PTC Therapeutics, Inc.
(a)(b)
............... 1,905,317 116,929,304
Puma Biotechnology, Inc.
(a)(b)
............. 1,079,930 5,734,428
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
.. 8,967,712 43,762,435
REGENXBIO, Inc.
(a)(b)
.................. 1,150,191 11,099,343
Relay Therapeutics, Inc.
(a)(b)
.............. 3,238,147 16,903,127
Replimune Group, Inc.
(a)(b)
............... 1,660,660 6,958,165
Security
Shares
Shares Value
Biotechnology (continued)
Rezolute , Inc.
(a)(b)
..................... 1,882,697 $ 17,697,352
Rhythm Pharmaceuticals, Inc.
(b)
........... 1,281,607 129,429,491
Rigel Pharmaceuticals, Inc.
(a)(b)
............ 436,850 12,375,961
Rocket Pharmaceuticals, Inc.
(a)(b)
.......... 2,060,361 6,716,777
Sana Biotechnology, Inc.
(a)(b)
............. 3,278,275 11,637,876
Savara , Inc.
(a)(b)
...................... 2,856,230 10,196,741
Scholar Rock Holding Corp.
(a)(b)
........... 1,991,560 74,165,694
SELLAS Life Sciences Group, Inc.
(a)(b)
....... 2,508,769 4,039,118
Sionna Therapeutics, Inc.
(a)(b)
............. 303,722 8,932,464
Soleno Therapeutics, Inc.
(a)(b)
............. 1,022,505 69,121,338
Solid Biosciences, Inc.
(a)(b)
............... 1,464,647 9,036,872
Spyre Therapeutics, Inc.
(a)(b)
.............. 1,227,455 20,572,146
Stoke Therapeutics, Inc.
(a)(b)
.............. 1,095,558 25,745,613
Syndax Pharmaceuticals, Inc.
(a)(b)
.......... 2,086,482 32,100,526
Tango Therapeutics, Inc.
(a)(b)
.............. 1,767,414 14,846,278
Taysha Gene Therapies, Inc.
(a)(b)
........... 5,153,148 16,850,794
Tectonic Therapeutic, Inc.
(a)(b)
............. 268,768 4,216,970
Tevogen Bio Holdings, Inc.
(a)(b)
............ 495,644 389,229
TG Therapeutics, Inc.
(a)(b)
................ 3,559,590 128,590,189
Tonix Pharmaceuticals Holding Corp.
(a)(b)
..... 216,046 5,219,671
Tourmaline Bio, Inc.
(a)(b)
................. 430,743 20,602,438
Travere Therapeutics, Inc.
(a)(b)
............ 2,161,542 51,660,854
TriSalus Life Sciences, Inc.
(a)(b)
............ 314,814 1,463,885
TuHURA Biosciences, Inc.
(a)(b)
............ 540,211 1,339,723
Twist Bioscience Corp.
(a)(b)
............... 1,448,997 40,774,776
Tyra Biosciences, Inc.
(a)(b)
............... 583,443 8,162,368
Upstream Bio, Inc.
(a)(b)
.................. 807,428 15,187,721
UroGen Pharma Ltd.
(a)(b)
................ 907,392 18,102,470
Vanda Pharmaceuticals, Inc.
(a)(b)
........... 1,360,371 6,788,251
Vaxcyte , Inc.
(a)(b)
...................... 2,806,977 101,107,312
Vera Therapeutics, Inc. , Class A
(a)(b)
......... 1,259,756 36,608,509
Veracyte , Inc.
(a)(b)
..................... 1,921,765 65,974,192
Verastem , Inc.
(a)(b)
..................... 1,113,167 9,829,265
Vericel Corp.
(a)(b)
...................... 1,232,843 38,797,569
Vir Biotechnology, Inc.
(a)(b)
............... 2,213,113 12,636,875
Viridian Therapeutics, Inc.
(a)(b)
............. 1,710,286 36,907,972
Voyager Therapeutics, Inc.
(a)(b)
............ 1,166,129 5,445,822
Xencor , Inc.
(a)(b)
...................... 1,713,754 20,102,334
Xenon Pharmaceuticals, Inc.
(a)(b)
........... 1,857,975 74,597,696
XOMA Royalty Corp.
(a)(b)
................ 225,355 8,685,182
Zenas Biopharma, Inc.
(a)(b)
............... 388,478 8,624,212
Zymeworks , Inc.
(a)(b)
................... 1,228,256 20,978,612
5,175,780,037
Broadline Retail — 0.1%
Groupon, Inc.
(a)(b)
..................... 621,141 14,503,643
Kohl's Corp. ........................ 2,681,476 41,214,286
Savers Value Village, Inc.
(a)(b)
............. 930,213 12,325,322
68,043,251
Building Products — 1.4%
American Woodmark Corp.
(a)(b)
............ 355,256 23,716,891
Apogee Enterprises, Inc. ................ 518,760 22,602,373
AZZ, Inc. .......................... 727,041 79,341,984
CSW Industrials, Inc.
(a)
................. 397,888 96,587,312
Gibraltar Industries, Inc.
(b)
............... 727,102 45,662,006
Griffon Corp. ........................ 942,823 71,795,971
Insteel Industries, Inc. .................. 455,845 17,477,097
Janus International Group, Inc.
(a)(b)
......... 3,336,076 32,927,070
JELD-WEN Holding, Inc.
(a)(b)
.............. 2,083,192 10,228,473
Masterbrand, Inc.
(a)(b)
.................. 3,128,625 41,203,991
Quanex Building Products Corp. ........... 1,130,063 16,069,496
Resideo Technologies, Inc.
(b)
............. 3,396,389 146,656,077
Tecnoglass , Inc. ...................... 596,849 39,935,167
UFP Industries, Inc. ................... 1,487,238 139,041,881

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Zurn Elkay Water Solutions Corp. .......... 3,692,478 $ 173,657,240
956,903,029
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 671,583 32,343,437
AlTi Global, Inc. , Class A
(a)(b)
............. 1,018,561 3,626,077
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,568,095 68,055,323
Bakkt Holdings, Inc. , Class A
(a)(b)
........... 275,433 9,268,320
BGC Group, Inc. , Class A ............... 8,943,742 84,607,799
Cohen & Steers, Inc. .................. 688,560 45,176,422
Diamond Hill Investment Group, Inc. ........ 67,137 9,399,851
DigitalBridge Group, Inc. , Class A .......... 4,231,371 49,507,041
Donnelley Financial Solutions, Inc.
(a)(b)
....... 653,770 33,623,391
Forge Global Holdings, Inc.
(a)(b)
............ 259,099 4,378,773
GCM Grosvenor, Inc. , Class A ............ 1,204,761 14,541,465
Marex Group plc ..................... 1,320,377 44,391,075
MarketWise , Inc. ..................... 53,296 880,983
Moelis & Co. , Class A .................. 1,470,957 104,908,653
Open Lending Corp. , Class A
(a)(b)
.......... 2,592,800 5,470,808
P10, Inc. , Class A .................... 1,226,596 13,345,364
Patria Investments Ltd. , Class A ........... 1,587,745 23,181,077
Perella Weinberg Partners , Class C ........ 1,532,404 32,670,853
Piper Sandler Cos. .................... 434,158 150,648,484
PJT Partners, Inc. , Class A .............. 575,149 102,221,232
Siebert Financial Corp.
(a)(b)
............... 300,954 878,786
Silvercrest Asset Management Group, Inc. , Class
A ............................. 243,106 3,828,920
StepStone Group, Inc. , Class A ........... 1,715,266 112,024,022
StoneX Group, Inc.
(a)(b)
................. 1,135,155 114,559,843
Value Line, Inc. ...................... 20,562 803,563
Victory Capital Holdings, Inc. , Class A ....... 1,105,643 71,601,441
Virtus Investment Partners, Inc. ........... 166,928 31,721,328
Westwood Holdings Group, Inc. ........... 112,379 1,853,130
WisdomTree, Inc. ..................... 3,009,334 41,829,743
1,211,347,204
Chemicals — 1.6%
AdvanSix , Inc. ....................... 650,317 12,603,143
American Vanguard Corp.
(b)
.............. 614,173 3,525,353
Arq , Inc.
(a)(b)
......................... 799,569 5,724,914
ASP Isotopes, Inc.
(a)(b)
.................. 1,868,711 17,977,000
Aspen Aerogels, Inc.
(a)(b)
................ 1,614,432 11,236,447
Avient Corp. ........................ 2,260,824 74,494,151
Balchem Corp. ...................... 801,437 120,263,636
Cabot Corp. ........................ 1,336,175 101,616,109
Chemours Co. (The) ................... 3,699,779 58,604,499
Core Molding Technologies, Inc.
(b)
.......... 200,187 4,113,843
Ecovyst , Inc.
(a)(b)
...................... 2,859,893 25,052,663
Flotek Industries, Inc.
(a)(b)
................ 349,974 5,109,620
Hawkins, Inc.
(a)
...................... 478,726 87,472,815
HB Fuller Co. ....................... 1,338,973 79,374,319
Ingevity Corp.
(a)(b)
..................... 894,644 49,375,402
Innospec, Inc. ....................... 610,074 47,073,310
Intrepid Potash, Inc.
(a)(b)
................. 264,792 8,097,339
Koppers Holdings, Inc. ................. 474,844 13,295,632
Kronos Worldwide, Inc. ................. 542,548 3,114,226
LSB Industries, Inc.
(a)(b)
................. 1,346,228 10,608,277
Mativ Holdings, Inc. ................... 1,336,900 15,120,339
Minerals Technologies, Inc. .............. 776,091 48,210,773
Orion SA .......................... 1,384,162 10,491,948
Perimeter Solutions, Inc.
(b)
............... 3,421,028 76,596,817
PureCycle Technologies, Inc.
(a)(b)
........... 3,190,495 41,955,009
Quaker Chemical Corp. ................ 343,202 45,216,863
Rayonier Advanced Materials, Inc.
(b)
........ 1,579,189 11,401,745
Security
Shares
Shares Value
Chemicals (continued)
Sensient Technologies Corp. ............. 1,036,760 $ 97,299,926
Solesence , Inc.
(a)(b)
.................... 332,857 1,071,800
Stepan Co. ......................... 523,943 24,992,081
Trinseo plc ......................... 782,231 1,838,243
Tronox Holdings plc ................... 2,925,460 11,760,349
Valhi, Inc. .......................... 67,548 1,065,907
1,125,754,498
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................... 1,526,973 70,423,995
ACCO Brands Corp. ................... 2,213,535 8,832,005
Acme United Corp. .................... 63,045 2,596,193
ACV Auctions, Inc. , Class A
(a)(b)
............ 4,102,570 40,656,469
BrightView Holdings, Inc.
(a)(b)
............. 1,748,722 23,432,875
Brink's Co. (The) ..................... 1,034,289 120,867,012
Casella Waste Systems, Inc. , Class A
(b)
...... 1,536,917 145,822,685
CECO Environmental Corp.
(a)(b)
........... 713,964 36,554,957
Cimpress plc
(a)(b)
..................... 371,864 23,442,307
CompX International, Inc. ............... 29,476 689,738
CoreCivic , Inc.
(b)
..................... 2,653,090 53,990,381
Deluxe Corp. ........................ 1,097,693 21,251,336
Ennis, Inc. ......................... 587,504 10,739,573
Enviri Corp.
(a)(b)
...................... 1,874,008 23,781,161
GEO Group, Inc. (The)
(a)(b)
............... 3,322,940 68,087,041
Healthcare Services Group, Inc.
(a)(b)
......... 1,794,325 30,198,490
HNI Corp. .......................... 1,112,607 52,125,638
Interface, Inc. ....................... 1,426,872 41,293,676
Liquidity Services, Inc.
(a)(b)
............... 566,387 15,535,995
MillerKnoll , Inc. ...................... 1,679,157 29,788,245
Mobile Infrastructure Corp.
(a)(b)
............ 209,386 737,039
Montrose Environmental Group, Inc.
(a)(b)
...... 787,547 21,626,041
NL Industries, Inc. .................... 196,295 1,207,214
OPENLANE, Inc.
(b)
.................... 2,623,937 75,516,907
Perma-Fix Environmental Services, Inc.
(a)(b)
... 419,285 4,234,778
Pitney Bowes, Inc. .................... 2,900,346 33,092,948
Quad/Graphics, Inc. , Class A ............. 755,856 4,731,659
Steelcase, Inc. , Class A ................ 2,060,884 35,447,205
UniFirst Corp. ....................... 369,735 61,815,995
Vestis Corp. ........................ 2,859,976 12,955,691
Virco Mfg. Corp. ..................... 268,024 2,077,186
1,073,552,435
Communications Equipment — 0.9%
(b)
ADTRAN Holdings, Inc.
(a)
............... 1,825,780 17,125,816
Applied Optoelectronics, Inc.
(a)
............ 1,331,942 34,537,256
Aviat Networks, Inc.
(a)
.................. 285,013 6,535,348
BK Technologies Corp.
(a)
................ 73,083 6,174,052
Calix, Inc. .......................... 1,452,418 89,134,893
Clearfield, Inc.
(a)
...................... 283,878 9,759,726
CommScope Holding Co., Inc. ............ 5,240,999 81,130,664
Digi International, Inc.
(a)
................. 893,622 32,581,458
Extreme Networks, Inc.
(a)
................ 3,247,955 67,070,271
Harmonic, Inc.
(a)
...................... 2,752,300 28,018,414
Inseego Corp.
(a)
...................... 299,514 4,483,725
NETGEAR, Inc.
(a)
..................... 683,155 22,127,390
NetScout Systems, Inc. ................. 1,743,657 45,038,660
Ribbon Communications, Inc.
(a)
........... 2,301,080 8,744,104
Viasat , Inc.
(a)
........................ 2,891,683 84,726,312
Viavi Solutions, Inc.
(a)
.................. 5,438,003 69,008,258
606,196,347
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a)(b)
.............. 790,558 26,546,937
Arcosa , Inc.
(a)
....................... 1,191,710 111,675,144
Argan, Inc. ......................... 325,239 87,830,792
Bowman Consulting Group Ltd.
(a)(b)
......... 346,916 14,695,362

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Centuri Holdings, Inc.
(b)
................. 1,714,710 $ 36,300,411
Concrete Pumping Holdings, Inc. .......... 550,734 3,882,675
Construction Partners, Inc. , Class A
(a)(b)
...... 1,152,610 146,381,470
Dycom Industries, Inc.
(b)
................ 688,521 200,882,887
Fluor Corp.
(a)(b)
....................... 4,026,807 169,407,770
Granite Construction, Inc. ............... 1,075,991 117,982,413
Great Lakes Dredge & Dock Corp.
(b)
........ 1,630,773 19,552,968
IES Holdings, Inc.
(a)(b)
.................. 222,261 88,382,087
Limbach Holdings, Inc.
(a)(b)
............... 260,570 25,306,558
Matrix Service Co.
(a)(b)
.................. 648,159 8,477,920
MYR Group, Inc.
(a)(b)
................... 379,091 78,862,301
NWPX Infrastructure, Inc.
(b)
.............. 238,113 12,603,321
Orion Group Holdings, Inc.
(a)(b)
............ 924,247 7,689,735
Primoris Services Corp. ................ 1,330,996 182,785,681
Southland Holdings, Inc.
(b)
............... 192,207 824,568
Sterling Infrastructure, Inc.
(b)
............. 732,656 248,868,590
Tutor Perini Corp.
(b)
................... 1,093,802 71,742,473
1,660,682,063
Construction Materials — 0.2%
Knife River Corp.
(a)(b)
................... 1,404,047 107,929,093
Smith-Midland Corp.
(a)(b)
................ 81,647 3,012,775
Titan America SA
(a)(b)
................... 594,829 8,886,745
United States Lime & Minerals, Inc. ......... 266,582 35,068,862
154,897,475
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(b)
.............. 136,539 7,998,455
Bread Financial Holdings, Inc. ............ 610,841 34,066,603
Consumer Portfolio Services, Inc.
(a)(b)
........ 221,584 1,672,959
Dave, Inc. , Class A
(a)(b)
................. 228,394 45,530,344
Encore Capital Group, Inc.
(a)(b)
............ 566,145 23,630,892
Enova International, Inc.
(b)
............... 597,532 68,769,958
FirstCash Holdings, Inc. ................ 976,563 154,707,110
Green Dot Corp. , Class A
(a)(b)
............. 1,337,331 17,960,355
Jefferson Capital, Inc.
(a)
................. 233,399 4,028,467
LendingClub Corp.
(b)
................... 2,807,116 42,640,092
LendingTree, Inc.
(a)(b)
.................. 275,370 17,824,700
Medallion Financial Corp. ............... 460,772 4,653,797
Navient Corp. ....................... 1,806,945 23,761,327
Nelnet, Inc. , Class A ................... 329,647 41,331,141
NerdWallet, Inc. , Class A
(a)(b)
............. 1,047,764 11,273,941
Oportun Financial Corp.
(a)(b)
.............. 969,295 5,980,550
OppFi , Inc. , Class A ................... 616,698 6,987,188
PRA Group, Inc.
(b)
.................... 988,441 15,261,529
PROG Holdings, Inc. .................. 981,446 31,759,593
Regional Management Corp. ............. 231,822 9,031,785
Upstart Holdings, Inc.
(a)(b)
................ 2,066,897 104,998,368
Vroom, Inc.
(a)(b)
....................... 18,233 492,838
World Acceptance Corp.
(a)(b)
.............. 70,173 11,869,061
686,231,053
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 813,674 32,392,362
Chefs' Warehouse, Inc. (The)
(a)(b)
.......... 894,684 52,186,918
Grocery Outlet Holding Corp.
(a)(b)
........... 2,319,520 37,228,296
Guardian Pharmacy Services, Inc. , Class A
(a)(b)
. 466,700 12,241,541
HF Foods Group, Inc.
(a)(b)
................ 940,225 2,595,021
Ingles Markets, Inc. , Class A ............. 355,079 24,699,295
Natural Grocers by Vitamin Cottage, Inc. ..... 314,534 12,581,360
PriceSmart , Inc. ...................... 627,586 76,057,147
United Natural Foods, Inc.
(a)(b)
............ 1,474,133 55,456,884
Village Super Market, Inc. , Class A ......... 226,327 8,455,577
Weis Markets, Inc. .................... 401,613 28,863,926
342,758,327
Security
Shares
Shares Value
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,454,182 $ 13,782,186
Greif, Inc. , Class A, NVS ................ 624,988 37,349,283
Greif, Inc. , Class B .................... 116,910 7,202,825
Myers Industries, Inc. .................. 905,720 15,342,897
O-I Glass, Inc.
(b)
...................... 3,784,657 49,087,001
Ranpak Holdings Corp. , Class A
(a)(b)
........ 1,141,804 6,416,938
TriMas Corp.
(a)
....................... 814,318 31,465,248
160,646,378
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 468,100 12,109,747
GigaCloud Technology, Inc. , Class A
(a)(b)
...... 613,033 17,410,137
Weyco Group, Inc. .................... 137,653 4,141,979
33,661,863
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)(b)
......... 873,377 134,893,078
American Public Education, Inc.
(a)(b)
......... 428,299 16,904,962
Carriage Services, Inc. ................. 344,341 15,336,948
Coursera, Inc.
(b)
...................... 3,391,849 39,718,552
Driven Brands Holdings, Inc.
(a)(b)
........... 1,465,580 23,610,494
European Wax Center, Inc. , Class A
(b)
....... 743,314 2,965,823
Frontdoor , Inc.
(b)
...................... 1,824,505 122,770,941
Graham Holdings Co. , Class B ............ 79,471 93,562,003
KinderCare Learning Cos., Inc.
(a)(b)
......... 759,702 5,044,421
Laureate Education, Inc.
(b)
............... 3,180,432 100,310,825
Lincoln Educational Services Corp.
(a)(b)
....... 719,327 16,904,185
Matthews International Corp. , Class A ....... 734,342 17,829,824
McGraw Hill, Inc.
(a)(b)
................... 529,988 6,651,349
Mister Car Wash, Inc.
(a)(b)
................ 2,443,764 13,025,262
Nerdy, Inc. , Class A
(a)(b)
................. 1,538,028 1,937,915
OneSpaWorld Holdings Ltd. .............. 2,339,804 49,463,457
Perdoceo Education Corp. ............... 1,528,337 57,557,171
Strategic Education, Inc. ................ 570,306 49,052,019
Stride, Inc.
(a)(b)
....................... 1,048,094 156,103,120
Udemy, Inc.
(a)(b)
...................... 2,371,751 16,625,975
Universal Technical Institute, Inc.
(a)(b)
........ 1,140,340 37,118,067
Zspace , Inc.
(a)(b)
...................... 60,819 59,590
977,445,981
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............... 1,803,413 32,804,083
Alpine Income Property Trust, Inc. ......... 299,977 4,250,674
American Assets Trust, Inc. .............. 1,312,210 26,664,107
Armada Hoffler Properties, Inc. ........... 1,984,312 13,910,027
Broadstone Net Lease, Inc. .............. 4,719,005 84,328,619
CTO Realty Growth, Inc. ................ 747,346 12,181,740
Essential Properties Realty Trust, Inc. ....... 4,902,824 145,908,042
Gladstone Commercial Corp. ............. 1,131,149 13,935,756
Global Net Lease, Inc. ................. 4,888,964 39,747,277
Modiv Industrial, Inc. , Class C ............ 184,105 2,695,297
NexPoint Diversified Real Estate Trust ...... 908,001 3,350,524
379,776,146
Diversified Telecommunication Services — 0.5%
Anterix , Inc.
(a)(b)
...................... 271,268 5,824,124
ATN International, Inc. ................. 242,642 3,632,351
Bandwidth, Inc. , Class A
(a)(b)
.............. 677,622 11,295,959
Cogent Communications Holdings, Inc. ...... 1,096,201 42,039,308
Globalstar , Inc.
(a)(b)
.................... 1,240,895 45,156,169
IDT Corp. , Class B .................... 400,598 20,955,281
Liberty Latin America Ltd. , Class A
(a)(b)
....... 743,558 6,164,096
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
... 3,076,831 25,968,453
Lumen Technologies, Inc.
(a)(b)
............. 23,412,968 143,287,364
Shenandoah Telecommunications Co. ....... 1,241,837 16,665,453

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Uniti Group, Inc.
(a)
.................... 3,513,204 $ 21,500,809
342,489,367
Electric Utilities — 1.2%
ALLETE, Inc. ....................... 1,433,531 95,186,458
Genie Energy Ltd. , Class B .............. 531,642 7,948,048
Hawaiian Electric Industries, Inc.
(a)(b)
........ 4,280,909 47,261,235
MGE Energy, Inc. ..................... 903,293 76,039,205
Oklo , Inc. , Class A
(a)(b)
.................. 2,666,408 297,651,125
Otter Tail Corp. ...................... 949,099 77,797,645
Portland General Electric Co. ............. 2,711,744 119,316,736
TXNM Energy, Inc. .................... 2,403,187 135,900,225
857,100,677
Electrical Equipment — 2.4%
Allient , Inc. ......................... 356,894 15,971,006
American Superconductor Corp.
(a)(b)
........ 1,069,824 63,536,847
Amprius Technologies, Inc.
(a)(b)
............ 2,291,838 24,110,136
Array Technologies, Inc.
(a)(b)
.............. 3,722,626 30,339,402
Atkore, Inc. ......................... 826,993 51,885,541
Bloom Energy Corp. , Class A
(a)(b)
.......... 5,263,998 445,176,311
Complete Solaria, Inc.
(a)(b)
............... 1,524,304 2,682,775
EnerSys ........................... 944,097 106,645,197
Enovix Corp.
(a)(b)
...................... 4,035,740 40,236,328
Eos Energy Enterprises, Inc. , Class A
(a)(b)
..... 6,228,271 70,940,007
Fluence Energy, Inc. , Class A
(a)(b)
.......... 1,872,279 20,220,613
Hyliion Holdings Corp. , Class A
(a)(b)
......... 3,058,145 6,024,546
KULR Technology Group, Inc.
(a)(b)
.......... 860,402 3,579,272
LSI Industries, Inc. .................... 651,519 15,382,364
NANO Nuclear Energy, Inc.
(a)(b)
............ 764,320 29,472,179
Net Power, Inc. , Class A
(a)(b)
.............. 851,825 2,563,993
NEXTracker, Inc. , Class A
(b)
.............. 3,578,209 264,751,684
NuScale Power Corp. , Class A
(a)(b)
.......... 3,110,440 111,975,840
Plug Power, Inc.
(a)(b)
................... 26,697,617 62,205,448
Powell Industries, Inc.
(a)
................ 234,300 71,416,983
Power Solutions International, Inc.
(a)(b)
....... 162,179 15,929,221
Preformed Line Products Co. ............. 59,206 11,613,257
Shoals Technologies Group, Inc. , Class A
(a)(b)
.. 4,110,467 30,458,560
SKYX Platforms Corp.
(a)(b)
............... 1,316,959 1,474,994
Sunrun, Inc.
(a)(b)
...................... 5,138,966 88,852,722
T1 Energy, Inc.
(a)(b)
.................... 2,810,548 6,126,995
Thermon Group Holdings, Inc.
(b)
........... 800,388 21,386,367
Vicor Corp.
(a)(b)
....................... 571,741 28,426,963
1,643,385,551
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc.
(a)(b)
................... 665,256 5,827,643
Advanced Energy Industries, Inc.
(a)
......... 926,092 157,565,293
Aeva Technologies, Inc.
(a)(b)
.............. 759,825 11,017,462
Arlo Technologies, Inc.
(a)(b)
............... 2,440,479 41,366,119
Badger Meter, Inc. .................... 726,643 129,763,907
Bel Fuse, Inc. , Class A ................. 34,445 4,007,676
Bel Fuse, Inc. , Class B, NVS
(a)
............ 260,521 36,738,671
Belden, Inc.
(a)
....................... 976,503 117,444,016
Benchmark Electronics, Inc. ............. 880,916 33,959,312
Climb Global Solutions, Inc.
(a)
............. 97,387 13,131,663
CTS Corp. ......................... 713,139 28,482,772
Daktronics, Inc.
(b)
..................... 954,983 19,978,244
ePlus , Inc. ......................... 655,937 46,578,086
Evolv Technologies Holdings, Inc.
(a)(b)
....... 2,831,022 21,374,216
Fabrinet
(b)
.......................... 886,510 323,239,276
Frequency Electronics, Inc.
(a)(b)
............ 161,843 5,488,096
Insight Enterprises, Inc.
(a)(b)
.............. 712,707 80,828,101
Itron , Inc.
(a)(b)
........................ 1,115,275 138,918,654
Kimball Electronics, Inc.
(a)(b)
.............. 603,631 18,024,422
Knowles Corp.
(a)(b)
.................... 2,101,450 48,984,799
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc. ............... 809,325 $ 6,110,404
MicroVision , Inc.
(a)(b)
................... 5,965,884 7,397,696
Mirion Technologies, Inc. , Class A
(a)(b)
....... 5,653,399 131,498,061
Motomova , Inc.
(b)(d)
.................... 26,106 —
M-Tron Industries, Inc.
(a)(b)
............... 58,950 3,270,546
Napco Security Technologies, Inc. ......... 845,729 36,324,061
Neonode , Inc.
(b)
...................... 265,799 927,639
nLight , Inc.
(a)(b)
....................... 1,179,501 34,948,615
Novanta , Inc.
(a)(b)
..................... 879,948 88,126,792
OSI Systems, Inc.
(a)(b)
.................. 393,752 98,138,748
Ouster, Inc. , Class A
(a)(b)
................ 1,247,684 33,749,852
PC Connection, Inc. ................... 284,913 17,661,757
Plexus Corp.
(a)(b)
...................... 660,076 95,506,396
Powerfleet , Inc.
(a)(b)
.................... 3,059,872 16,033,729
Red Cat Holdings, Inc.
(a)(b)
............... 2,090,495 21,636,623
Richardson Electronics Ltd. .............. 293,252 2,870,937
Rogers Corp.
(a)(b)
..................... 451,306 36,312,081
Sanmina Corp.
(a)(b)
.................... 1,287,060 148,153,477
ScanSource, Inc.
(a)(b)
................... 534,197 23,499,326
TTM Technologies, Inc.
(a)(b)
.............. 2,475,246 142,574,170
Vishay Intertechnology , Inc. .............. 2,973,506 45,494,642
Vishay Precision Group, Inc.
(a)(b)
........... 295,577 9,473,243
Vuzix Corp.
(a)(b)
...................... 1,613,037 5,048,806
2,287,476,029
Energy Equipment & Services — 1.6%
Archrock , Inc. ....................... 4,045,570 106,438,947
Aris Water Solutions, Inc. , Class A ......... 757,089 18,669,815
Atlas Energy Solutions, Inc. .............. 1,904,128 21,649,935
Borr Drilling Ltd.
(a)
.................... 6,025,410 16,208,353
Bristow Group, Inc.
(b)
.................. 699,684 25,244,599
Cactus, Inc. , Class A .................. 1,671,070 65,957,133
Core Laboratories, Inc.
(a)
................ 1,159,073 14,326,142
DMC Global, Inc.
(b)
.................... 480,268 4,058,265
Energy Services of America Corp. ......... 297,823 3,082,468
Expro Group Holdings NV
(a)(b)
............. 2,537,549 30,146,082
Flowco Holdings, Inc. , Class A
(a)
........... 469,058 6,965,511
Forum Energy Technologies, Inc.
(a)(b)
........ 267,157 7,135,763
Helix Energy Solutions Group, Inc.
(a)(b)
....... 3,448,387 22,621,419
Helmerich & Payne, Inc. ................ 2,375,429 52,473,227
Innovex International, Inc.
(a)(b)
............. 949,491 17,603,563
Kodiak Gas Services, Inc. ............... 1,643,603 60,764,003
Liberty Energy, Inc. , Class A ............. 3,890,825 48,012,781
Mammoth Energy Services, Inc.
(b)
.......... 513,575 1,176,087
Nabors Industries Ltd.
(a)(b)
............... 371,217 15,171,639
National Energy Services Reunited Corp.
(a)(b)
.. 1,478,604 15,170,477
Natural Gas Services Group, Inc. .......... 245,413 6,869,110
Noble Corp. plc ...................... 3,048,095 86,200,127
Oceaneering International, Inc.
(a)(b)
......... 2,339,741 57,978,782
Oil States International, Inc.
(a)(b)
........... 1,455,730 8,821,724
Patterson-UTI Energy, Inc. .............. 8,647,457 44,793,827
ProFrac Holding Corp. , Class A
(a)(b)
......... 316,625 1,171,512
ProPetro Holding Corp.
(b)
................ 1,989,466 10,424,802
Ranger Energy Services, Inc. , Class A ....... 467,152 6,558,814
RPC, Inc. .......................... 2,214,311 10,540,120
SEACOR Marine Holdings, Inc.
(a)(b)
......... 527,627 3,424,299
Seadrill Ltd.
(a)(b)
...................... 1,550,918 46,853,233
Select Water Solutions, Inc. , Class A ........ 2,302,928 24,618,300
Solaris Energy Infrastructure, Inc. , Class A .... 890,528 35,594,404
TETRA Technologies, Inc.
(a)(b)
............. 3,166,467 18,207,185
Tidewater, Inc.
(a)(b)
.................... 1,207,782 64,411,014
Transocean Ltd.
(a)(b)
................... 20,086,554 62,670,048
Valaris Ltd.
(a)(b)
....................... 1,565,299 76,339,632
1,118,353,142

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
. 10,709,670 $ 31,058,043
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
..... 213,059 9,687,793
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 1,077,446 44,810,979
Cinemark Holdings, Inc.
(a)
............... 2,554,157 71,567,479
CuriosityStream , Inc. , Class A ............ 821,852 4,355,816
Eventbrite, Inc. , Class A
(a)(b)
.............. 1,914,437 4,824,381
Gaia, Inc. , Class A
(a)(b)
.................. 339,731 2,011,208
Golden Matrix Group, Inc.
(a)(b)
............. 390,731 441,526
IMAX Corp.
(a)(b)
...................... 1,070,559 35,060,807
Lionsgate Studios Corp.
(b)
............... 5,004,399 34,530,353
Madison Square Garden Entertainment Corp.
(a)(b)
970,074 43,886,148
Marcus Corp. (The) ................... 578,689 8,975,467
Playstudios , Inc. , Class A
(b)
.............. 2,079,972 2,002,181
Playtika Holding Corp. ................. 1,404,025 5,461,657
Reservoir Media, Inc.
(a)(b)
................ 478,250 3,892,955
Sphere Entertainment Co. , Class A
(a)(b)
....... 683,192 42,439,887
Starz Entertainment Corp. ............... 297,377 4,380,363
Vivid Seats, Inc. , Class A
(a)(b)
............. 85,286 1,417,453
350,804,496
Financial Services — 2.4%
Acacia Research Corp.
(a)(b)
............... 780,254 2,535,825
Alerus Financial Corp. ................. 560,787 12,415,824
AvidXchange Holdings, Inc.
(b)
............. 4,230,970 42,098,151
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 715,828 32,906,613
Better Home & Finance Holding Co.
(a)(b)
...... 123,078 6,909,599
Burford Capital Ltd. ................... 4,946,227 59,156,875
Cannae Holdings, Inc. ................. 1,425,892 26,108,083
Cantaloupe, Inc.
(b)
.................... 1,464,162 15,476,192
Cass Information Systems, Inc. ........... 330,023 12,979,805
Compass Diversified Holdings ............ 1,688,860 11,180,253
Enact Holdings, Inc. ................... 750,983 28,792,688
Essent Group Ltd. .................... 2,398,078 152,421,838
EVERTEC, Inc. ...................... 1,589,946 53,708,376
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 231,256 38,846,383
Finance of America Cos., Inc. , Class A
(a)(b)
.... 117,569 2,637,073
Flywire Corp.
(a)(b)
..................... 2,890,308 39,134,770
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 2,952,958 90,655,811
International Money Express, Inc.
(b)
......... 686,671 9,592,794
Jackson Financial, Inc. , Class A ........... 1,674,558 169,515,506
loanDepot , Inc. , Class A
(a)(b)
.............. 2,053,019 6,302,768
Marqeta , Inc. , Class A
(a)(b)
............... 9,495,438 50,135,913
Merchants Bancorp ................... 642,808 20,441,294
NCR Atleos Corp.
(a)(b)
.................. 1,804,054 70,917,363
NewtekOne , Inc. ..................... 647,360 7,412,272
NMI Holdings, Inc. , Class A
(b)
............. 1,932,313 74,084,880
Onity Group, Inc.
(b)
.................... 164,922 6,590,283
Pagseguro Digital Ltd. , Class A ........... 4,418,717 44,187,170
Payoneer Global, Inc.
(b)
................. 6,727,843 40,703,450
Paysafe Ltd.
(a)(b)
...................... 824,196 10,648,612
Paysign , Inc.
(b)
....................... 888,820 5,590,678
PennyMac Financial Services, Inc. ......... 719,895 89,180,593
Priority Technology Holdings, Inc.
(a)(b)
........ 628,808 4,319,911
Radian Group, Inc. .................... 3,342,731 121,073,717
Remitly Global, Inc.
(a)(b)
................. 4,105,191 66,914,613
Repay Holdings Corp. , Class A
(a)(b)
......... 1,960,681 10,254,362
Security National Financial Corp. , Class A
(b)
... 301,316 2,612,410
Sezzle , Inc.
(a)(b)
...................... 391,497 31,135,756
StoneCo Ltd. , Class A
(b)
................ 6,170,981 116,693,251
SWK Holdings Corp. .................. 55,965 814,291
Triller Group, Inc.
(a)(b)
................... 2,160,220 1,793,199
Velocity Financial, Inc.
(b)
................ 251,518 4,562,537
Security
Shares
Shares Value
Financial Services (continued)
Walker & Dunlop, Inc. .................. 809,699 $ 67,707,030
Waterstone Financial, Inc. ............... 403,409 6,293,180
1,667,441,992
Food Products — 0.8%
Alico , Inc.
(a)
......................... 133,022 4,610,543
B&G Foods, Inc. ..................... 1,867,611 8,273,517
Beyond Meat, Inc.
(a)(b)
.................. 1,861,669 3,518,554
BRC, Inc. , Class A
(a)(b)
.................. 2,151,857 3,356,897
Calavo Growers, Inc. .................. 408,957 10,526,553
Cal-Maine Foods, Inc. .................. 1,128,439 106,186,110
Dole plc ........................... 1,740,895 23,397,629
Forafric Global plc
(a)(b)
.................. 46,751 406,266
Fresh Del Monte Produce, Inc. ............ 824,124 28,613,585
Hain Celestial Group, Inc. (The)
(b)
.......... 2,207,568 3,487,957
J & J Snack Foods Corp. ................ 376,069 36,136,470
John B Sanfilippo & Son, Inc. ............. 189,322 12,169,618
Lifeway Foods, Inc.
(a)(b)
................. 125,505 3,484,019
Limoneira Co. ....................... 409,849 6,086,258
Mama's Creations, Inc.
(b)
................ 844,686 8,877,650
Marzetti Co. (The) .................... 492,197 85,046,720
Mission Produce, Inc.
(a)(b)
................ 1,063,644 12,785,001
Seneca Foods Corp. , Class A
(a)(b)
.......... 118,714 12,813,989
Simply Good Foods Co. (The)
(b)
........... 2,292,494 56,899,701
SunOpta, Inc.
(a)(b)
..................... 2,356,134 13,806,945
Tootsie Roll Industries, Inc. .............. 438,946 18,400,616
TreeHouse Foods, Inc.
(a)(b)
............... 1,244,654 25,154,457
Utz Brands, Inc. , Class A ................ 1,756,385 21,340,078
Vital Farms, Inc.
(a)(b)
................... 847,778 34,886,065
Westrock Coffee Co.
(a)(b)
................ 870,722 4,231,709
544,496,907
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(a)
..... 2,958,499 121,653,479
Chesapeake Utilities Corp. .............. 556,638 74,973,572
New Jersey Resources Corp. ............. 2,486,709 119,735,038
Northwest Natural Holding Co. ............ 981,260 44,088,012
ONE Gas, Inc. ....................... 1,473,175 119,238,785
RGC Resources, Inc. .................. 175,721 3,943,179
Southwest Gas Holdings, Inc. ............ 1,600,418 125,376,746
Spire, Inc. .......................... 1,435,284 117,004,352
726,013,163
Ground Transportation — 0.3%
ArcBest Corp. ....................... 566,004 39,546,699
Covenant Logistics Group, Inc. , Class A ...... 419,650 9,089,619
FTAI Infrastructure, Inc. ................. 2,612,087 11,388,699
Heartland Express, Inc. ................. 1,097,015 9,192,986
Hertz Global Holdings, Inc.
(a)(b)
............ 2,890,947 19,658,440
Marten Transport Ltd. .................. 1,363,235 14,532,085
PAMT Corp.
(a)(b)
...................... 153,087 1,745,192
Proficient Auto Logistics, Inc.
(a)(b)
........... 553,544 3,813,918
RXO, Inc.
(a)(b)
........................ 3,993,734 61,423,629
Universal Logistics Holdings, Inc.
(a)
......... 159,427 3,736,969
Werner Enterprises, Inc. ................ 1,413,744 37,209,742
211,337,978
Health Care Equipment & Supplies — 2.5%
Accuray , Inc.
(a)(b)
...................... 2,483,232 4,146,997
Alphatec Holdings, Inc.
(a)(b)
............... 2,849,125 41,426,277
AngioDynamics , Inc.
(b)
................. 959,129 10,713,471
Anteris Technologies Global Corp.
(a)(b)
....... 711,139 3,200,126
Artivion , Inc.
(b)
....................... 936,457 39,649,589
AtriCure , Inc.
(a)(b)
..................... 1,187,322 41,853,100
Avanos Medical, Inc.
(b)
................. 1,108,215 12,810,965
AxoGen , Inc.
(a)(b)
..................... 1,077,825 19,228,398

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Beta Bionics, Inc.
(a)(b)
.................. 925,649 $ 18,392,646
Bioventus, Inc. , Class A
(a)(b)
.............. 1,160,056 7,760,775
Butterfly Network, Inc. , Class A
(a)(b)
......... 4,636,498 8,948,441
Carlsmed , Inc.
(a)(b)
.................... 116,954 1,566,014
Ceribell , Inc.
(a)(b)
...................... 601,227 6,908,098
Cerus Corp.
(b)
....................... 4,504,910 7,162,807
ClearPoint Neuro, Inc.
(a)(b)
............... 651,606 14,198,495
CONMED Corp. ...................... 766,353 36,041,582
CVRx , Inc.
(a)(b)
....................... 387,955 3,130,797
Delcath Systems, Inc.
(a)(b)
............... 728,849 7,835,127
Electromed , Inc.
(b)
.................... 157,319 3,862,181
Embecta Corp. ...................... 1,439,492 20,311,232
Enovis Corp.
(a)(b)
...................... 1,402,084 42,539,229
Glaukos Corp.
(b)
...................... 1,371,264 111,826,579
Haemonetics Corp.
(b)
.................. 1,182,304 57,625,497
ICU Medical, Inc.
(a)(b)
................... 592,606 71,089,016
Inogen , Inc.
(b)
....................... 578,922 4,729,793
Integer Holdings Corp.
(a)(b)
............... 844,560 87,268,385
Integra LifeSciences Holdings Corp.
(a)(b)
...... 1,641,965 23,529,358
iRadimed Corp. ...................... 198,142 14,099,785
iRhythm Technologies, Inc.
(a)(b)
............ 782,513 134,584,411
Kestra Medical Technologies Ltd.
(a)(b)
........ 321,325 7,634,682
KORU Medical Systems, Inc.
(b)
............ 915,351 3,505,794
Lantheus Holdings, Inc.
(a)(b)
.............. 1,671,049 85,708,103
LeMaitre Vascular, Inc. ................. 509,603 44,595,359
LENSAR, Inc.
(a)(b)
..................... 229,069 2,829,002
LivaNova plc
(b)
....................... 1,337,803 70,074,121
Lucid Diagnostics, Inc.
(a)(b)
............... 1,533,383 1,548,717
Merit Medical Systems, Inc.
(a)(b)
............ 1,433,245 119,288,981
Myomo , Inc.
(a)(b)
...................... 745,409 664,905
Neogen Corp.
(a)(b)
..................... 5,343,931 30,513,846
Neuronetics , Inc.
(a)(b)
................... 941,205 2,569,490
NeuroPace , Inc.
(a)(b)
................... 607,285 6,261,108
Novocure Ltd.
(a)(b)
..................... 2,501,467 32,318,954
Omnicell, Inc.
(b)
...................... 1,143,889 34,831,420
OraSure Technologies, Inc.
(a)(b)
............ 1,853,328 5,949,183
Orthofix Medical, Inc.
(b)
................. 954,281 13,970,674
OrthoPediatrics Corp.
(a)(b)
................ 410,945 7,614,811
Outset Medical, Inc.
(b)
.................. 411,158 5,805,551
PROCEPT BioRobotics Corp.
(a)(b)
.......... 1,286,670 45,921,252
Pro-Dex, Inc.
(a)(b)
..................... 55,990 1,895,262
Pulmonx Corp.
(b)
..................... 907,024 1,469,379
Pulse Biosciences, Inc.
(a)(b)
............... 443,859 7,856,304
QuidelOrtho Corp.
(a)(b)
.................. 1,663,835 48,999,941
RxSight , Inc.
(a)(b)
...................... 855,851 7,694,100
Sanara Medtech , Inc.
(a)(b)
................ 78,015 2,475,416
SANUWAVE Health, Inc.
(a)(b)
.............. 176,730 6,623,840
Semler Scientific, Inc.
(a)(b)
................ 293,406 8,802,180
Shoulder Innovations, Inc.
(a)(b)
............. 88,047 1,104,990
SI-BONE, Inc.
(a)(b)
..................... 923,417 13,592,698
Sight Sciences, Inc.
(a)(b)
................. 958,795 3,298,255
STAAR Surgical Co.
(b)
.................. 1,223,926 32,886,892
Stereotaxis, Inc.
(a)(b)
................... 1,439,302 4,476,229
Surmodics , Inc.
(a)(b)
.................... 340,880 10,188,903
Tactile Systems Technology, Inc.
(a)(b)
........ 573,947 7,943,426
Tandem Diabetes Care, Inc.
(a)(b)
........... 1,649,619 20,026,375
TransMedics Group, Inc.
(a)(b)
.............. 814,973 91,439,971
Treace Medical Concepts, Inc.
(a)(b)
.......... 1,180,637 7,922,074
UFP Technologies, Inc.
(a)(b)
............... 184,546 36,835,382
Utah Medical Products, Inc. .............. 55,938 3,522,416
Varex Imaging Corp.
(b)
................. 1,011,873 12,547,225
Zimvie , Inc.
(a)(b)
...................... 690,642 13,080,759
1,722,727,141
Security
Shares
Shares Value
Health Care Providers & Services — 3.2%
AdaptHealth Corp.
(a)(b)
.................. 2,494,958 $ 22,329,874
Addus HomeCare Corp.
(b)
............... 442,653 52,228,627
agilon health, Inc.
(b)
................... 7,549,343 7,775,823
AirSculpt Technologies, Inc.
(a)(b)
........... 393,958 3,159,543
Alignment Healthcare, Inc.
(a)(b)
............ 3,571,979 62,331,034
AMN Healthcare Services, Inc.
(b)
........... 932,734 18,057,730
Ardent Health, Inc.
(a)(b)
.................. 594,074 7,871,481
Astrana Health, Inc.
(a)(b)
................. 1,001,235 28,385,012
Aveanna Healthcare Holdings, Inc.
(a)(b)
....... 1,206,844 10,704,706
BrightSpring Health Services, Inc.
(a)(b)
....... 2,304,578 68,123,326
Brookdale Senior Living, Inc.
(b)
............ 5,628,785 47,675,809
Castle Biosciences, Inc.
(b)
............... 695,512 15,836,808
Clover Health Investments Corp. , Class A
(a)(b)
.. 9,902,668 30,302,164
Community Health Systems, Inc.
(a)(b)
........ 3,177,297 10,199,123
Concentra Group Holdings Parent, Inc. ...... 2,851,767 59,687,483
CorVel Corp.
(a)(b)
...................... 708,050 54,817,231
Cross Country Healthcare, Inc.
(b)
.......... 773,674 10,986,171
DocGo , Inc.
(a)(b)
...................... 2,288,070 3,111,775
Enhabit , Inc.
(b)
....................... 1,214,589 9,728,858
Ensign Group, Inc. (The) ................ 1,377,859 238,052,699
Fulgent Genetics, Inc.
(a)(b)
............... 505,137 11,416,096
GeneDx Holdings Corp. , Class A
(a)(b)
........ 461,015 49,669,756
Guardant Health, Inc.
(b)
................. 2,929,232 183,018,415
HealthEquity, Inc.
(b)
.................... 2,096,545 198,689,570
Hims & Hers Health, Inc. , Class A
(a)(b)
....... 4,673,841 265,100,262
Innovage Holding Corp.
(a)(b)
.............. 432,816 2,233,331
Joint Corp. (The)
(a)(b)
................... 327,352 3,122,938
LifeStance Health Group, Inc.
(a)(b)
.......... 3,277,232 18,024,776
Nano-X Imaging Ltd.
(a)(b)
................ 1,567,089 5,798,229
National HealthCare Corp. ............... 310,382 37,714,517
National Research Corp. ................ 313,944 4,012,204
NeoGenomics , Inc.
(b)
.................. 3,158,380 24,382,694
Nutex Health, Inc.
(a)(b)
.................. 85,720 8,856,590
Omada Health, Inc.
(a)(b)
................. 218,703 4,835,523
Oncology Institute, Inc. (The)
(a)(b)
........... 1,500,988 5,238,448
OPKO Health, Inc.
(a)(b)
.................. 9,894,630 15,336,677
Option Care Health, Inc.
(a)(b)
.............. 4,041,821 112,200,951
Owens & Minor, Inc.
(a)(b)
................. 1,854,539 8,901,787
PACS Group, Inc.
(a)(b)
.................. 1,089,018 14,952,217
Pediatrix Medical Group, Inc.
(a)(b)
........... 2,097,765 35,137,564
Pennant Group, Inc. (The)
(b)
.............. 826,221 20,837,294
Performant Healthcare, Inc.
(a)(b)
............ 1,715,716 13,262,485
Premier, Inc. , Class A .................. 2,028,141 56,382,320
Privia Health Group, Inc.
(b)
............... 2,816,805 70,138,445
Progyny, Inc.
(b)
....................... 1,830,623 39,395,007
RadNet , Inc.
(a)(b)
...................... 1,676,879 127,794,949
SBC Medical Group Holdings, Inc.
(a)(b)
....... 139,606 605,890
Select Medical Holdings Corp. ............ 2,745,972 35,258,281
Sonida Senior Living, Inc.
(a)(b)
............. 130,398 3,614,633
Surgery Partners, Inc.
(a)(b)
............... 1,893,235 40,969,605
Talkspace , Inc.
(b)
..................... 3,508,500 9,683,460
US Physical Therapy, Inc. ............... 365,143 31,018,898
Viemed Healthcare, Inc.
(b)
............... 806,198 5,474,084
2,224,443,173
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 3,939,918 165,515,955
CareTrust REIT, Inc. ................... 5,239,887 181,719,281
Community Healthcare Trust, Inc. .......... 679,125 10,390,613
Diversified Healthcare Trust .............. 5,453,264 24,048,894
Global Medical REIT, Inc. ............... 329,783 11,116,972
LTC Properties, Inc. ................... 1,129,133 41,619,842
National Health Investors, Inc. ............ 1,141,983 90,787,649
Sabra Health Care REIT, Inc. ............. 5,879,416 109,592,314
Sila Realty Trust, Inc. .................. 1,371,082 34,414,158

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Strawberry Fields REIT, Inc. ............. 166,207 $ 2,044,346
Universal Health Realty Income Trust ....... 325,160 12,736,517
683,986,541
Health Care Technology — 0.4%
Claritev Corp.
(a)(b)
..................... 190,380 10,105,370
Definitive Healthcare Corp. , Class A
(a)(b)
...... 920,513 3,737,283
Evolent Health, Inc. , Class A
(a)(b)
........... 2,874,282 24,316,426
Health Catalyst, Inc.
(a)(b)
................. 1,675,655 4,775,617
HealthStream, Inc. .................... 593,339 16,755,893
LifeMD , Inc.
(a)(b)
...................... 923,720 6,272,059
OptimizeRx Corp.
(a)(b)
.................. 394,551 8,088,295
Phreesia, Inc.
(a)(b)
..................... 1,403,674 33,014,412
Schrodinger, Inc.
(a)(b)
................... 1,379,922 27,681,235
Simulations Plus, Inc.
(b)
................. 406,472 6,125,533
Teladoc Health, Inc.
(a)(b)
................. 4,332,209 33,487,976
TruBridge , Inc.
(a)(b)
.................... 257,347 5,190,689
Waystar Holding Corp.
(a)(b)
............... 2,685,081 101,818,272
281,369,060
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. .............. 5,623,759 67,541,346
Braemar Hotels & Resorts, Inc. ........... 1,542,715 4,211,612
Chatham Lodging Trust ................. 1,197,521 8,035,366
DiamondRock Hospitality Co. ............. 5,292,527 42,128,515
Pebblebrook Hotel Trust ................ 2,956,462 33,674,102
RLJ Lodging Trust .................... 3,754,317 27,031,082
Ryman Hospitality Properties, Inc. ......... 1,522,619 136,411,436
Service Properties Trust ................ 3,906,095 10,585,518
Summit Hotel Properties, Inc. ............. 2,749,174 15,092,965
Sunstone Hotel Investors, Inc. ............ 4,768,306 44,679,027
Xenia Hotels & Resorts, Inc. ............. 2,508,797 34,420,695
423,811,664
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. , Class A
(b)
........ 1,309,113 14,491,881
Bally's Corp.
(b)
....................... 167,491 1,859,150
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
...... 17,118 5,540,241
BJ's Restaurants, Inc.
(a)(b)
............... 498,331 15,214,045
Bloomin' Brands, Inc. .................. 2,070,555 14,845,879
Brightstar Lottery plc .................. 2,748,760 47,416,110
Brinker International, Inc.
(a)(b)
............. 1,087,820 137,805,038
Cheesecake Factory, Inc. (The)
(a)
.......... 1,140,444 62,313,860
Cracker Barrel Old Country Store, Inc. ....... 546,120 24,062,047
Dave & Buster's Entertainment, Inc.
(a)(b)
...... 675,125 12,260,270
Denny's Corp.
(a)(b)
..................... 1,271,371 6,649,270
Dine Brands Global, Inc. ................ 381,958 9,442,002
El Pollo Loco Holdings, Inc.
(b)
............. 665,584 6,456,165
First Watch Restaurant Group, Inc.
(a)(b)
....... 1,101,232 17,223,268
Genius Sports Ltd.
(a)(b)
.................. 5,373,385 66,522,506
Global Business Travel Group I
(a)(b)
......... 2,356,825 19,043,146
Golden Entertainment, Inc. .............. 484,874 11,433,329
Hilton Grand Vacations, Inc.
(b)
............ 1,424,196 59,545,635
Inspired Entertainment, Inc.
(a)(b)
............ 624,734 5,860,005
Jack in the Box, Inc. ................... 458,741 9,069,310
Krispy Kreme, Inc.
(a)
................... 1,873,488 7,250,399
Kura Sushi USA, Inc. , Class A
(a)(b)
.......... 154,202 9,161,141
Life Time Group Holdings, Inc.
(a)(b)
.......... 3,334,000 92,018,400
Lindblad Expeditions Holdings, Inc.
(a)(b)
...... 937,927 12,005,466
Marriott Vacations Worldwide Corp. ......... 695,407 46,286,290
Monarch Casino & Resort, Inc. ............ 310,588 32,872,634
Nathan's Famous, Inc. ................. 66,004 7,309,283
Papa John's International, Inc. ............ 801,445 38,589,577
Portillo's, Inc. , Class A
(a)(b)
............... 1,445,595 9,324,088
Potbelly Corp.
(b)
...................... 629,208 10,721,704
Pursuit Attractions & Hospitality, Inc.
(a)(b)
...... 517,363 18,718,193
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings, Inc. ............. 196,301 $ 5,989,143
Red Rock Resorts, Inc. , Class A ........... 1,199,487 73,240,676
Rush Street Interactive, Inc. , Class A
(a)(b)
..... 2,180,194 44,650,373
Sabre Corp.
(a)(b)
...................... 8,978,982 16,431,537
Serve Robotics, Inc.
(a)(b)
................. 1,153,967 13,420,636
Shake Shack, Inc. , Class A
(b)
............. 953,161 89,225,401
Six Flags Entertainment Corp.
(a)(b)
.......... 2,354,299 53,489,673
Super Group SGHC Ltd.
(a)
............... 3,925,043 51,810,568
Sweetgreen, Inc. , Class A
(a)(b)
............. 2,545,107 20,309,954
Target Hospitality Corp.
(b)
............... 808,181 6,853,375
United Parks & Resorts, Inc.
(a)(b)
........... 666,673 34,466,994
Xponential Fitness, Inc. , Class A
(a)(b)
........ 668,342 5,206,384
1,246,405,046
Household Durables — 1.8%
Bassett Furniture Industries, Inc. .......... 137,277 2,147,012
Beazer Homes USA, Inc.
(a)(b)
............. 693,251 17,019,312
Cavco Industries, Inc.
(a)(b)
................ 186,432 108,266,655
Century Communities, Inc. .............. 638,166 40,440,579
Champion Homes, Inc.
(a)(b)
............... 1,401,640 107,043,247
Cricut, Inc. , Class A ................... 1,183,658 7,445,209
Dream Finders Homes, Inc. , Class A
(a)(b)
...... 735,420 19,062,086
Ethan Allen Interiors, Inc. ............... 565,569 16,661,663
Flexsteel Industries, Inc. ................ 91,964 4,262,531
Green Brick Partners, Inc.
(a)(b)
............. 761,074 56,212,926
Hamilton Beach Brands Holding Co. , Class A .. 180,432 2,592,808
Helen of Troy Ltd.
(a)(b)
.................. 565,108 14,240,722
Hovnanian Enterprises, Inc. , Class A
(b)
....... 117,850 15,142,547
Installed Building Products, Inc.
(a)
.......... 575,056 141,843,313
KB Home .......................... 1,632,024 103,862,007
La-Z-Boy, Inc. ....................... 1,017,411 34,917,546
Legacy Housing Corp.
(a)(b)
............... 194,844 5,360,158
Leggett & Platt, Inc. ................... 3,260,746 28,955,424
LGI Homes, Inc.
(a)(b)
................... 507,473 26,241,429
Lovesac Co. (The)
(a)(b)
.................. 329,540 5,579,112
M/I Homes, Inc.
(b)
..................... 641,285 92,627,205
Meritage Homes Corp. ................. 1,735,423 125,696,688
Sonos, Inc.
(b)
........................ 2,897,286 45,777,119
Taylor Morrison Home Corp.
(b)
............ 2,395,967 158,157,782
Traeger, Inc.
(b)
....................... 811,029 989,455
TRI Pointe Homes, Inc.
(a)(b)
.............. 2,116,844 71,909,191
1,252,453,726
Household Products — 0.3%
Central Garden & Pet Co.
(b)
.............. 256,351 8,369,860
Central Garden & Pet Co. , Class A, NVS
(b)
.... 1,191,558 35,186,708
Energizer Holdings, Inc. ................ 1,624,430 40,432,063
Oil- Dri Corp. of America ................ 244,326 14,913,659
Spectrum Brands Holdings, Inc. ........... 595,908 31,303,047
WD-40 Co. ......................... 329,906 65,189,425
195,394,762
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.
(a)(b)
................. 761,715 14,906,762
Montauk Renewables, Inc.
(a)(b)
............ 1,564,397 3,144,438
Ormat Technologies, Inc. ................ 1,501,611 144,530,059
162,581,259
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
........ 579,156 19,419,101
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,363,085 7,946,786
Innovative Industrial Properties, Inc. ........ 688,831 36,907,565
LXP Industrial Trust ................... 7,250,888 64,967,956
One Liberty Properties, Inc. .............. 442,393 9,785,733
Plymouth Industrial REIT, Inc. ............ 1,010,735 22,569,713

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. .................. 2,518,331 $ 142,915,284
285,093,037
Insurance — 2.0%
Abacus Global Management, Inc.
(a)(b)
........ 915,816 5,247,626
Ambac Financial Group, Inc.
(a)(b)
........... 1,091,035 9,099,232
American Coastal Insurance Corp. ......... 646,324 7,361,630
American Integrity Insurance Group, Inc.
(a)(b)
... 133,383 2,975,775
AMERISAFE, Inc. .................... 465,486 20,406,906
Aspen Insurance Holdings Ltd. , Class A
(a)(b)
... 386,894 14,202,879
Ategrity Specialty Holdings LLC
(b)
.......... 122,507 2,421,963
Baldwin Insurance Group, Inc. (The) , Class A
(a)(b)
1,727,483 48,732,295
Bowhead Specialty Holdings, Inc.
(a)(b)
........ 383,952 10,382,062
Citizens, Inc. , Class A
(a)(b)
............... 1,087,543 5,709,601
CNO Financial Group, Inc. ............... 2,408,416 95,252,853
Crawford & Co. , Class A, NVS ............ 478,484 5,119,779
Donegal Group, Inc. , Class A ............. 432,968 8,395,249
eHealth, Inc.
(b)
....................... 684,276 2,949,229
Employers Holdings, Inc. ................ 599,934 25,485,196
F&G Annuities & Life, Inc. ............... 547,321 17,114,728
Fidelis Insurance Holdings Ltd. ............ 1,488,292 27,012,500
Genworth Financial, Inc. , Class A
(a)(b)
........ 9,847,914 87,646,435
GoHealth , Inc. , Class A
(a)(b)
.............. 120,023 578,511
Goosehead Insurance, Inc. , Class A ........ 592,374 44,084,473
Greenlight Capital Re Ltd. , Class A
(a)(b)
....... 709,605 9,011,983
Hamilton Insurance Group Ltd. , Class B
(a)(b)
... 1,127,105 27,952,204
HCI Group, Inc. ...................... 253,774 48,706,844
Heritage Insurance Holdings, Inc.
(b)
......... 567,998 14,302,190
Hippo Holdings, Inc.
(a)(b)
................. 444,617 16,077,351
Horace Mann Educators Corp. ............ 1,033,256 46,672,173
Investors Title Co. .................... 35,839 9,598,759
James River Group Holdings Ltd. .......... 917,851 5,094,073
Kestrel Group Ltd.
(a)
................... 62,760 1,713,976
Kingstone Cos., Inc.
(a)
.................. 291,567 4,286,035
Kingsway Financial Services, Inc.
(a)(b)
........ 500,801 7,321,711
Lemonade, Inc.
(a)(b)
.................... 1,366,969 73,173,850
MBIA, Inc.
(b)
........................ 1,139,610 8,490,094
Mercury General Corp. ................. 667,801 56,616,169
NI Holdings, Inc.
(b)
.................... 193,055 2,617,826
Oscar Health, Inc. , Class A
(a)(b)
............ 4,765,972 90,219,850
Palomar Holdings, Inc.
(b)
................ 648,041 75,658,787
ProAssurance Corp.
(a)(b)
................. 1,261,515 30,263,745
Root, Inc. , Class A
(a)(b)
.................. 282,571 25,292,930
Safety Insurance Group, Inc. ............. 361,079 25,524,674
Selective Insurance Group, Inc. ........... 1,500,486 121,644,400
Selectquote , Inc.
(b)
.................... 3,422,983 6,709,047
SiriusPoint Ltd.
(a)(b)
.................... 1,947,197 35,224,794
Skyward Specialty Insurance Group, Inc.
(a)(b)
... 884,854 42,083,656
Slide Insurance Holdings, Inc.
(a)(b)
.......... 575,837 9,089,587
Stewart Information Services Corp. ......... 687,218 50,386,824
Tiptree, Inc. ........................ 606,384 11,624,381
Trupanion , Inc.
(a)(b)
.................... 915,125 39,606,610
United Fire Group, Inc. ................. 536,311 16,314,581
Universal Insurance Holdings, Inc. ......... 659,252 17,338,328
1,368,796,354
Interactive Media & Services — 0.6%
Angi, Inc.
(a)(b)
........................ 1,011,867 16,452,957
Arena Group Holdings, Inc. (The)
(a)(b)
........ 306,914 1,678,820
Bumble, Inc. , Class A
(a)(b)
................ 1,793,133 10,920,180
Cargurus , Inc. , Class A
(a)(b)
............... 2,024,703 75,379,693
Cars.com, Inc.
(a)(b)
.................... 1,427,648 17,445,859
EverQuote , Inc. , Class A
(b)
............... 674,467 15,425,060
fuboTV , Inc.
(a)(b)
...................... 8,183,235 33,960,425
Getty Images Holdings, Inc. , Class A
(a)(b)
..... 2,646,320 5,239,714
Security
Shares
Shares Value
Interactive Media & Services (continued)
Grindr, Inc.
(a)(b)
....................... 831,880 $ 12,494,838
MediaAlpha , Inc. , Class A
(b)
.............. 813,226 9,254,512
Nextdoor Holdings, Inc. , Class A
(b)
......... 5,227,918 10,926,349
QuinStreet , Inc.
(b)
..................... 1,326,905 20,527,220
Rumble, Inc. , Class A
(a)(b)
................ 2,603,028 18,845,923
Shutterstock, Inc. ..................... 592,427 12,352,103
Teads Holding Co.
(a)(b)
.................. 944,634 1,558,646
Travelzoo
(a)(b)
........................ 133,173 1,309,091
TripAdvisor, Inc.
(a)(b)
................... 2,852,115 46,375,390
TrueCar, Inc.
(b)
....................... 2,034,984 3,744,371
Vimeo, Inc.
(b)
........................ 3,642,522 28,229,545
Webtoon Entertainment, Inc.
(a)(b)
........... 443,191 8,602,337
Yelp, Inc.
(b)
......................... 1,513,462 47,220,014
Ziff Davis, Inc.
(a)(b)
..................... 1,028,125 39,171,562
ZipRecruiter, Inc. , Class A
(a)(b)
............. 1,638,592 6,914,858
444,029,467
IT Services — 0.6%
Applied Digital Corp.
(a)(b)
................ 5,259,206 120,646,186
ASGN, Inc.
(b)
........................ 1,061,305 50,252,792
Backblaze , Inc. , Class A
(b)
............... 1,309,556 12,152,680
BigBear.ai Holdings, Inc.
(a)(b)
.............. 7,120,345 46,424,649
Commerce.com, Inc.
(a)(b)
................ 1,667,519 8,320,920
Crexendo , Inc.
(b)
..................... 326,047 2,119,306
CSP, Inc. .......................... 140,167 1,618,929
DigitalOcean Holdings, Inc.
(a)(b)
............ 1,677,213 57,293,596
Fastly, Inc. , Class A
(a)(b)
................. 3,374,485 28,851,847
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
.... 1,657,361 12,778,253
Hackett Group, Inc. (The) ............... 613,202 11,656,970
Information Services Group, Inc. ........... 936,009 5,382,052
Rackspace Technology, Inc.
(a)(b)
........... 2,089,680 2,946,449
TSS, Inc.
(a)(b)
........................ 452,668 8,197,817
Tucows , Inc. , Class A
(a)(b)
................ 172,957 3,209,217
Unisys Corp.
(b)
....................... 1,746,496 6,811,334
VTEX , Class A
(a)(b)
.................... 1,416,956 6,206,267
384,869,264
Leisure Products — 0.5%
Acushnet Holdings Corp.
(a)
.............. 677,332 53,163,789
American Outdoor Brands, Inc.
(a)(b)
......... 257,659 2,236,480
Clarus Corp. ........................ 647,880 2,267,580
Escalade, Inc. ....................... 236,882 2,977,607
Funko, Inc. , Class A
(a)(b)
................. 898,438 3,090,627
JAKKS Pacific, Inc. ................... 236,519 4,430,001
Johnson Outdoors, Inc. , Class A ........... 125,645 5,074,802
Latham Group, Inc.
(b)
.................. 1,110,999 8,454,702
Malibu Boats, Inc. , Class A
(a)(b)
............ 457,786 14,855,156
Marine Products Corp. ................. 178,998 1,587,712
MasterCraft Boat Holdings, Inc.
(a)(b)
......... 401,883 8,624,409
Outdoor Holding Co.
(a)(b)
................ 2,176,558 3,221,306
Peloton Interactive, Inc. , Class A
(a)(b)
........ 9,253,281 83,279,529
Polaris, Inc. ......................... 1,308,909 76,086,880
Smith & Wesson Brands, Inc. ............. 1,083,669 10,652,466
Sturm Ruger & Co., Inc. ................ 389,041 16,911,612
Topgolf Callaway Brands Corp.
(b)
.......... 3,232,988 30,713,386
327,628,044
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)(b)
........... 2,629,048 30,733,571
Adaptive Biotechnologies Corp.
(b)
.......... 3,675,040 54,978,598
Alpha Teknova , Inc.
(a)(b)
................. 255,047 1,578,741
Azenta , Inc.
(a)(b)
...................... 1,002,536 28,792,834
BioLife Solutions, Inc.
(a)(b)
................ 934,289 23,833,712
Codexis, Inc.
(a)(b)
..................... 2,037,517 4,971,542
CryoPort , Inc.
(a)(b)
..................... 1,203,046 11,404,876
Cytek Biosciences, Inc.
(b)
................ 2,892,161 10,035,799

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc.
(b)
................. 2,242,831 $ 18,884,637
Ginkgo Bioworks Holdings, Inc.
(a)(b)
......... 961,406 14,017,300
Lifecore Biomedical, Inc.
(a)(b)
.............. 661,391 4,867,838
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
2,733,170 7,844,198
MaxCyte, Inc.
(a)(b)
..................... 2,516,971 3,976,814
Mesa Laboratories, Inc. ................ 127,168 8,521,528
Niagen Bioscience, Inc.
(a)(b)
.............. 1,281,359 11,955,079
OmniAb , Inc.
(a)(b)
..................... 2,391,564 3,826,502
OmniAb , Inc., 12.50 Earnout Shares
(b)(d)
...... 130,676 1
OmniAb , Inc., 15.00 Earnout Shares
(b)(d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a)(b)
..... 6,919,126 8,856,481
Personalis , Inc.
(a)(b)
.................... 1,221,262 7,962,628
Quanterix Corp.
(a)(b)
................... 1,033,209 5,610,325
Quantum-Si, Inc. , Class A
(a)(b)
............. 3,787,458 5,340,316
Standard BioTools , Inc.
(a)(b)
............... 7,457,286 9,694,472
277,687,793
Machinery — 3.8%
3D Systems Corp.
(a)(b)
.................. 3,224,820 9,351,978
Aebi Schmidt Holding AG
(a)
.............. 871,532 10,868,004
AirJoule Technologies Corp.
(a)(b)
........... 492,087 2,307,888
Alamo Group, Inc. .................... 252,637 48,228,403
Albany International Corp. , Class A ......... 731,858 39,008,031
Astec Industries, Inc. .................. 563,174 27,105,565
Atmus Filtration Technologies, Inc. ......... 2,044,856 92,202,557
Blue Bird Corp.
(a)(b)
.................... 777,374 44,737,874
Chart Industries, Inc.
(b)
................. 1,110,274 222,221,341
Columbus McKinnon Corp. .............. 696,317 9,985,186
Douglas Dynamics, Inc. ................ 548,596 17,149,111
Eastern Co. (The) .................... 125,603 2,946,646
Energy Recovery, Inc.
(b)
................ 1,300,244 20,049,762
Enerpac Tool Group Corp. , Class A ......... 1,322,888 54,238,408
Enpro , Inc.
(a)
........................ 519,137 117,324,962
ESCO Technologies, Inc. ............... 638,108 134,710,980
Federal Signal Corp. .................. 1,474,143 175,408,276
Franklin Electric Co., Inc. ............... 971,621 92,498,319
Gencor Industries, Inc.
(b)
................ 218,258 3,193,115
Gorman-Rupp Co. (The) ................ 498,085 23,116,125
Graham Corp.
(a)(b)
..................... 257,390 14,130,711
Greenbrier Cos., Inc. (The) .............. 746,753 34,477,586
Helios Technologies, Inc. ................ 814,035 42,435,645
Hillenbrand, Inc. ..................... 1,730,013 46,779,551
Hillman Solutions Corp.
(a)(b)
.............. 4,866,027 44,670,128
Hyster-Yale, Inc. , Class A ............... 296,283 10,920,991
JBT Marel Corp.
(a)
.................... 1,281,689 180,013,220
Kadant , Inc.
(a)
....................... 288,020 85,708,992
Kennametal, Inc. ..................... 1,868,561 39,108,982
L B Foster Co. , Class A
(b)
................ 242,312 6,530,308
Lindsay Corp. ....................... 262,743 36,931,156
Luxfer Holdings plc ................... 632,442 8,790,944
Manitowoc Co., Inc. (The)
(a)(b)
............. 852,943 8,537,959
Mayville Engineering Co., Inc.
(a)(b)
.......... 344,683 4,742,838
Microvast Holdings, Inc.
(a)(b)
.............. 4,908,085 18,896,127
Miller Industries, Inc. .................. 267,415 10,808,914
Mueller Water Products, Inc. , Class A ....... 3,819,934 97,484,716
Omega Flex, Inc. ..................... 74,408 2,320,413
Palladyne AI Corp.
(a)(b)
.................. 601,217 5,164,454
Park-Ohio Holdings Corp. ............... 234,476 4,980,270
Proto Labs, Inc.
(b)
..................... 584,384 29,236,732
REV Group, Inc.
(a)
.................... 1,197,259 67,848,668
Richtech Robotics, Inc. , Class B
(a)(b)
........ 1,702,240 7,302,610
SPX Technologies, Inc.
(b)
................ 1,183,737 221,098,397
Standex International Corp. .............. 293,820 62,260,458
Tennant Co. ........................ 452,287 36,662,384
Terex Corp. ......................... 1,591,734 81,655,954
Security
Shares
Shares Value
Machinery (continued)
Titan International, Inc.
(a)(b)
............... 1,200,491 $ 9,075,712
Trinity Industries, Inc. .................. 2,004,909 56,217,648
Wabash National Corp. ................. 994,348 9,814,215
Watts Water Technologies, Inc. , Class A ...... 674,586 188,398,378
Worthington Enterprises, Inc. ............. 772,597 42,871,408
2,662,529,000
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(b)
......... 212,003 3,046,483
Costamare , Inc. ...................... 1,115,003 13,279,686
Genco Shipping & Trading Ltd. ............ 842,450 14,995,610
Himalaya Shipping Ltd.
(a)
................ 699,285 5,755,115
Matson, Inc. ........................ 799,893 78,861,451
Pangaea Logistics Solutions Ltd. .......... 755,383 3,837,346
Safe Bulkers, Inc. .................... 1,404,329 6,235,221
126,010,912
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a)(b)
....... 2,351,080 3,597,152
Altice USA, Inc. , Class A
(a)(b)
.............. 6,402,481 15,429,979
AMC Networks, Inc. , Class A
(b)
............ 798,180 6,577,003
Boston Omaha Corp. , Class A
(a)(b)
.......... 526,523 6,886,921
Cable One, Inc. ...................... 126,239 22,350,615
EchoStar Corp. , Class A
(a)(b)
.............. 3,325,679 253,948,848
Emerald Holding, Inc. .................. 371,074 1,888,767
Entravision Communications Corp. , Class A ... 1,494,641 3,482,514
EW Scripps Co. (The) , Class A
(b)
.......... 1,588,406 3,907,479
Gambling.com Group Ltd.
(a)(b)
............. 410,900 3,361,162
Gannett Co., Inc.
(a)(b)
................... 3,516,949 14,524,999
Gray Media, Inc. ..................... 2,196,169 12,693,857
Ibotta, Inc. , Class A
(a)(b)
................. 339,986 9,468,610
iHeartMedia, Inc. , Class A
(a)(b)
............. 2,958,373 8,490,531
Integral Ad Science Holding Corp.
(a)(b)
....... 1,902,258 19,345,964
John Wiley & Sons, Inc. , Class A .......... 1,008,517 40,814,683
Magnite , Inc.
(a)(b)
...................... 3,440,668 74,937,749
National CineMedia , Inc. ................ 1,624,945 7,328,502
Newsmax, Inc.
(a)(b)
.................... 256,949 3,186,168
Nexxen International Ltd.
(a)(b)
............. 940,397 8,698,672
PubMatic, Inc. , Class A
(b)
................ 1,021,271 8,456,124
Scholastic Corp. ..................... 505,084 13,829,200
Sinclair, Inc. , Class A .................. 976,229 14,741,058
Stagwell , Inc. , Class A
(a)(b)
............... 2,862,440 16,115,537
TechTarget, Inc.
(a)(b)
................... 692,162 4,021,461
TEGNA, Inc. ........................ 3,966,112 80,631,057
Thryv Holdings, Inc.
(b)
.................. 907,472 10,944,112
WideOpenWest , Inc.
(b)
................. 1,258,452 6,493,612
676,152,336
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.
(b)
....... 287,599 47,192,120
American Battery Technology Co.
(a)(b)
........ 2,138,426 10,392,750
Ascent Industries Co.
(a)(b)
................ 148,046 1,906,832
Caledonia Mining Corp. plc .............. 408,668 14,797,868
Century Aluminum Co.
(a)(b)
............... 1,299,225 38,145,246
Coeur Mining, Inc.
(a)(b)
.................. 15,708,758 294,696,300
Commercial Metals Co. ................. 2,791,283 159,884,690
Compass Minerals International, Inc.
(b)
....... 855,727 16,429,958
Constellium SE , Class A
(b)
............... 3,497,103 52,036,893
Contango ORE, Inc.
(a)(b)
................. 204,289 5,092,925
Critical Metals Corp.
(a)(b)
................. 796,891 4,956,662
Dakota Gold Corp.
(a)(b)
.................. 2,126,341 9,674,852
Ferroglobe plc ....................... 2,999,462 13,647,552
Friedman Industries, Inc.
(a)
............... 133,536 2,923,771
Hecla Mining Co.
(a)
.................... 14,719,828 178,109,919
Idaho Strategic Resources, Inc.
(a)(b)
......... 313,762 10,602,018
Ivanhoe Electric, Inc.
(a)(b)
................ 2,113,126 26,519,731

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Kaiser Aluminum Corp. ................. 393,770 $ 30,383,293
Lifezone Metals Ltd.
(a)(b)
................. 705,041 3,863,625
MAC Copper Ltd. , Class A
(a)(b)
............ 1,499,545 18,309,444
Materion Corp. ...................... 507,711 61,336,566
Metallus , Inc.
(a)(b)
..................... 908,115 15,011,141
NioCorp Developments Ltd.
(b)
............. 1,680,251 11,224,077
Novagold Resources, Inc.
(a)(b)
............. 7,412,701 65,231,769
Olympic Steel, Inc. .................... 230,980 7,033,341
Perpetua Resources Corp.
(a)(b)
............ 1,838,596 37,194,797
Ramaco Resources, Inc. , Class A
(a)(b)
....... 714,131 23,702,008
Ryerson Holding Corp. ................. 672,324 15,369,327
SSR Mining, Inc.
(b)
.................... 5,003,014 122,173,602
SunCoke Energy, Inc. .................. 2,082,270 16,991,323
Tredegar Corp.
(a)(b)
.................... 669,639 5,377,201
United States Antimony Corp.
(a)(b)
.......... 2,296,924 14,240,929
US Gold Corp.
(a)(b)
.................... 295,608 4,871,620
Vox Royalty Corp. .................... 903,000 3,882,900
Warrior Met Coal, Inc.
(a)
................. 1,278,497 81,363,549
Worthington Steel, Inc. ................. 809,579 24,603,106
1,449,173,705
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.
(a)(b)
....... 145,806 3,085,255
Adamas Trust, Inc. .................... 2,111,923 14,720,103
Advanced Flower Capital, Inc. ............ 461,672 1,768,204
AG Mortgage Investment Trust, Inc. ........ 730,793 5,290,941
Angel Oak Mortgage REIT, Inc. ........... 310,493 2,909,319
Apollo Commercial Real Estate Finance, Inc. .. 3,503,559 35,491,053
Arbor Realty Trust, Inc. ................. 3,837,200 46,852,212
Ares Commercial Real Estate Corp. ........ 1,328,886 5,993,276
ARMOUR Residential REIT, Inc. ........... 2,709,261 40,476,359
Blackstone Mortgage Trust, Inc. , Class A ..... 4,044,056 74,451,071
BrightSpire Capital, Inc. , Class A .......... 3,250,600 17,650,758
Chicago Atlantic Real Estate Finance, Inc. .... 428,697 5,483,035
Chimera Investment Corp. ............... 2,001,679 26,462,196
Claros Mortgage Trust, Inc.
(b)
............. 2,284,840 7,585,669
Dynex Capital, Inc. .................... 3,139,209 38,580,879
Ellington Financial, Inc. ................. 2,288,062 29,699,045
Franklin BSP Realty Trust, Inc. ............ 2,079,065 22,578,646
Invesco Mortgage Capital, Inc. ............ 1,796,187 13,579,174
KKR Real Estate Finance Trust, Inc. ........ 1,446,921 13,022,289
Ladder Capital Corp. , Class A ............ 2,982,149 32,535,246
Lument Finance Trust, Inc. .............. 685,051 1,383,803
MFA Financial, Inc. .................... 2,600,706 23,900,488
Nexpoint Real Estate Finance, Inc. ......... 224,404 3,182,049
Orchid Island Capital, Inc. ............... 3,071,831 21,533,535
PennyMac Mortgage Investment Trust
(a)
..... 2,188,540 26,831,500
Ready Capital Corp. ................... 4,135,591 16,004,737
Redwood Trust, Inc. ................... 3,363,517 19,474,764
Rithm Property Trust, Inc. ............... 633,982 1,597,635
Seven Hills Realty Trust ................ 371,472 3,829,876
Sunrise Realty Trust, Inc. ............... 254,901 2,648,421
TPG RE Finance Trust, Inc. .............. 1,772,638 15,173,781
Two Harbors Investment Corp. ............ 2,612,017 25,780,608
599,555,927
Multi-Utilities — 0.4%
Avista Corp. ........................ 1,969,408 74,463,316
Black Hills Corp. ..................... 1,790,335 110,266,733
Northwestern Energy Group, Inc. .......... 1,511,987 88,617,558
Unitil Corp. ......................... 382,242 18,294,102
291,641,709
Office REITs — 0.7%
Brandywine Realty Trust ................ 4,282,085 17,856,294
City Office REIT, Inc. .................. 980,927 6,827,252
Security
Shares
Shares Value
Office REITs (continued)
COPT Defense Properties ............... 2,824,729 $ 82,086,625
Douglas Emmett, Inc. .................. 3,216,345 50,078,492
Easterly Government Properties, Inc. ....... 1,013,009 23,228,296
Empire State Realty Trust, Inc. , Class A
(a)
..... 3,484,995 26,695,062
Franklin Street Properties Corp. ........... 2,224,251 3,558,802
Hudson Pacific Properties, Inc.
(b)
.......... 9,112,280 25,149,893
JBG SMITH Properties ................. 1,537,620 34,212,045
NET Lease Office Properties ............. 394,866 11,711,725
Paramount Group, Inc.
(b)
................ 4,624,853 30,246,539
Peakstone Realty Trust , Class E .......... 910,119 11,940,761
Piedmont Realty Trust, Inc. , Class A ........ 3,112,523 28,012,707
Postal Realty Trust, Inc. , Class A .......... 564,053 8,849,992
SL Green Realty Corp. ................. 1,773,825 106,092,473
466,546,958
Oil, Gas & Consumable Fuels — 3.2%
Ardmore Shipping Corp. ................ 844,078 10,019,206
Berry Corp. ......................... 1,917,478 7,248,067
BKV Corp.
(a)(b)
....................... 410,143 9,486,608
California Resources Corp. .............. 1,662,122 88,391,648
Calumet, Inc.
(a)(b)
..................... 1,690,984 30,860,458
Centrus Energy Corp. , Class A
(a)(b)
......... 385,497 119,531,055
Clean Energy Fuels Corp.
(a)(b)
............. 4,290,614 11,069,784
CMB Tech NV
(b)
...................... 4 38
CNX Resources Corp.
(a)(b)
............... 3,359,158 107,896,155
Comstock Resources, Inc.
(b)
.............. 1,822,249 36,135,198
Core Natural Resources, Inc.
(a)
............ 1,280,231 106,873,684
Crescent Energy, Inc. , Class A ............ 4,391,234 39,169,807
CVR Energy, Inc.
(b)
.................... 767,908 28,013,284
Delek US Holdings, Inc. ................ 1,466,657 47,329,021
DHT Holdings, Inc. .................... 3,106,699 37,125,053
Diversified Energy Co. plc
(c)
.............. 1,403,003 19,656,072
Dorian LPG Ltd. ...................... 911,211 27,154,088
Empire Petroleum Corp.
(a)(b)
.............. 323,526 1,462,337
Encore Energy Corp.
(a)(b)
................ 4,549,395 14,603,558
Energy Fuels, Inc.
(a)(b)
.................. 5,258,511 80,718,144
Epsilon Energy Ltd. ................... 365,753 1,843,395
Evolution Petroleum Corp. ............... 670,383 3,231,246
Excelerate Energy, Inc. , Class A ........... 579,219 14,590,527
FLEX LNG Ltd.
(a)
..................... 761,860 19,198,872
FutureFuel Corp. ..................... 620,401 2,407,156
Gevo , Inc.
(a)(b)
....................... 5,713,952 11,199,346
Golar LNG Ltd. ...................... 2,445,212 98,811,017
Granite Ridge Resources, Inc. ............ 1,322,094 7,152,529
Green Plains, Inc.
(b)
................... 1,578,552 13,875,472
Gulfport Energy Corp.
(a)(b)
............... 388,243 70,264,218
HighPeak Energy, Inc.
(a)
................ 463,319 3,275,665
Infinity Natural Resources, Inc. , Class A
(a)(b)
... 366,908 4,810,164
International Seaways, Inc. .............. 985,459 45,409,951
Kinetik Holdings, Inc. , Class A ............ 1,084,112 46,334,947
Kolibri Global Energy, Inc.
(a)(b)
............. 779,918 4,328,545
Kosmos Energy Ltd.
(a)(b)
................. 11,757,056 19,516,713
Lightbridge Corp.
(a)(b)
................... 515,697 10,937,933
Magnolia Oil & Gas Corp. , Class A ......... 4,600,661 109,817,778
Murphy Oil Corp. ..................... 3,330,543 94,620,727
NACCO Industries, Inc. , Class A ........... 90,206 3,803,085
Navigator Holdings Ltd. ................. 788,881 12,219,767
New Fortress Energy, Inc. , Class A
(a)(b)
....... 4,165,002 9,204,654
NextDecade Corp.
(a)(b)
.................. 3,300,846 22,412,744
NextNRG , Inc.
(a)(b)
.................... 348,936 638,553
Nordic American Tankers Ltd. ............ 4,965,559 15,591,855
Northern Oil & Gas, Inc. ................ 2,379,330 59,007,384
OPAL Fuels, Inc. , Class A
(a)(b)
............. 369,986 813,969
Par Pacific Holdings, Inc.
(a)(b)
............. 1,248,806 44,232,709
PBF Energy, Inc. , Class A ............... 2,059,393 62,131,887

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp. ................. 3,010,836 $ 79,847,371
Prairie Operating Co.
(a)(b)
................ 489,645 971,945
PrimeEnergy Resources Corp.
(a)(b)
.......... 8,809 1,471,367
REX American Resources Corp.
(b)
......... 722,771 22,131,248
Riley Exploration Permian, Inc. ............ 322,230 8,735,655
Sable Offshore Corp. , Class A
(a)(b)
.......... 1,859,954 32,474,797
SandRidge Energy, Inc. ................ 886,158 9,995,862
Scorpio Tankers, Inc. .................. 1,090,849 61,142,086
SFL Corp. Ltd. ....................... 2,946,200 22,184,886
SM Energy Co. ...................... 2,819,378 70,399,869
Summit Midstream Corp.
(a)(b)
............. 228,095 4,685,071
Talos Energy, Inc.
(a)(b)
.................. 2,987,110 28,646,385
Teekay Corp. Ltd. .................... 1,301,748 10,648,299
Teekay Tankers Ltd. , Class A ............. 588,568 29,752,112
Uranium Energy Corp.
(a)(b)
............... 10,442,222 139,299,241
VAALCO Energy, Inc. .................. 2,538,868 10,206,249
Verde Clean Fuels, Inc. , Class A
(a)(b)
........ 85,352 260,324
Vital Energy, Inc.
(a)(b)
................... 727,508 12,287,610
Vitesse Energy, Inc.
(a)
.................. 702,755 16,324,999
W&T Offshore, Inc.
(a)
.................. 2,492,127 4,535,671
World Kinect Corp. .................... 1,356,547 35,202,395
XCF Global, Inc. , Class A
(a)(b)
............. 537,566 704,211
2,236,333,726
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
............... 387,327 8,040,909
Magnera Corp.
(a)(b)
.................... 816,781 9,572,673
Sylvamo Corp. ...................... 851,174 37,638,914
55,252,496
Passenger Airlines — 0.5%
(b)
Allegiant Travel Co. ................... 355,920 21,629,258
Frontier Group Holdings, Inc.
(a)
............ 2,093,842 9,244,313
JetBlue Airways Corp.
(a)
................ 8,096,739 39,835,956
Joby Aviation, Inc. , Class A
(a)
............. 11,318,822 182,685,787
SkyWest, Inc. ....................... 998,031 100,421,879
Strata Critical Medical, Inc. , Class A
(a)
....... 1,605,036 8,121,482
Sun Country Airlines Holdings, Inc.
(a)
........ 1,271,563 15,017,159
376,955,834
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
........ 2,775,645 5,523,534
Edgewell Personal Care Co. ............. 1,119,937 22,801,917
FitLife Brands, Inc.
(a)(b)
.................. 68,111 1,354,728
Herbalife Ltd.
(a)(b)
..................... 2,486,237 20,983,840
Honest Co., Inc. (The)
(a)(b)
............... 2,290,109 8,427,601
Interparfums , Inc. ..................... 448,289 44,102,672
Lifevantage Corp.
(a)
................... 247,039 2,403,689
Medifast , Inc.
(a)(b)
..................... 275,278 3,763,050
Nature's Sunshine Products, Inc.
(a)(b)
........ 405,132 6,287,649
Nu Skin Enterprises, Inc. , Class A .......... 1,205,836 14,699,141
Olaplex Holdings, Inc.
(a)(b)
............... 3,388,553 4,439,004
USANA Health Sciences, Inc.
(b)
........... 276,771 7,625,041
Waldencast plc , Class A
(a)(b)
.............. 919,206 1,820,028
144,231,894
Pharmaceuticals — 2.0%
Aardvark Therapeutics, Inc.
(a)(b)
............ 120,572 1,602,402
Aclaris Therapeutics, Inc.
(a)(b)
............. 2,070,339 3,933,644
Alumis , Inc.
(a)(b)
...................... 1,353,067 5,398,737
Amneal Pharmaceuticals, Inc. , Class A
(a)(b)
.... 3,717,813 37,215,308
Amphastar Pharmaceuticals, Inc.
(a)(b)
........ 907,177 24,176,267
Amylyx Pharmaceuticals, Inc.
(a)(b)
.......... 1,709,997 23,238,859
ANI Pharmaceuticals, Inc.
(b)
.............. 444,895 40,752,382
Aquestive Therapeutics, Inc.
(a)(b)
........... 2,088,645 11,675,526
Arvinas , Inc.
(a)(b)
...................... 1,599,571 13,628,345
Security
Shares
Shares Value
Pharmaceuticals (continued)
Atea Pharmaceuticals, Inc.
(a)(b)
............ 1,833,207 $ 5,316,300
Avadel Pharmaceuticals plc , ADR
(a)(b)
....... 2,188,911 33,424,671
Axsome Therapeutics, Inc.
(a)(b)
............ 992,251 120,508,884
BioAge Labs, Inc.
(b)
................... 548,271 3,223,834
Biote Corp. , Class A
(a)(b)
................. 687,001 2,061,003
Collegium Pharmaceutical, Inc.
(a)(b)
......... 783,062 27,399,339
CorMedix, Inc.
(a)(b)
.................... 1,720,907 20,014,148
Crinetics Pharmaceuticals, Inc.
(a)(b)
......... 2,211,832 92,122,803
Edgewise Therapeutics, Inc.
(a)(b)
........... 1,657,833 26,890,051
Enliven Therapeutics, Inc.
(a)(b)
............. 1,011,137 20,697,974
Esperion Therapeutics, Inc.
(a)(b)
............ 4,856,845 12,870,639
Eton Pharmaceuticals, Inc.
(a)(b)
............ 639,075 13,887,100
Evolus , Inc.
(a)(b)
...................... 1,415,620 8,691,907
EyePoint Pharmaceuticals, Inc.
(a)(b)
......... 1,440,490 20,512,578
Fulcrum Therapeutics, Inc.
(a)(b)
............ 1,091,940 10,045,848
Harmony Biosciences Holdings, Inc.
(b)
....... 1,071,797 29,538,725
Harrow, Inc.
(a)(b)
...................... 776,362 37,405,121
Indivior plc
(a)(b)
....................... 2,975,402 71,736,942
Innoviva , Inc.
(b)
...................... 1,530,949 27,939,819
Journey Medical Corp.
(a)(b)
............... 277,833 1,978,171
LENZ Therapeutics, Inc.
(a)(b)
.............. 398,938 18,582,532
Ligand Pharmaceuticals, Inc.
(a)(b)
........... 468,486 82,987,610
Liquidia Corp.
(a)(b)
..................... 1,575,130 35,818,456
Maze Therapeutics, Inc.
(a)(b)
.............. 464,591 12,046,845
MBX Biosciences, Inc.
(a)(b)
............... 380,047 6,650,823
MediWound Ltd.
(a)(b)
................... 189,257 3,410,411
Mind Medicine MindMed , Inc.
(a)(b)
.......... 1,845,961 21,763,880
Nuvation Bio, Inc. , Class A
(a)(b)
............ 6,103,371 22,582,473
Ocular Therapeutix , Inc.
(a)(b)
.............. 3,446,150 40,285,494
Omeros Corp.
(a)(b)
..................... 1,569,885 6,436,529
Pacira BioSciences , Inc.
(b)
............... 1,125,461 29,003,130
Phathom Pharmaceuticals, Inc.
(a)(b)
......... 1,023,660 12,048,478
Phibro Animal Health Corp. , Class A ........ 504,554 20,414,255
Prestige Consumer Healthcare, Inc.
(a)(b)
...... 1,210,288 75,521,971
Rapport Therapeutics, Inc.
(a)(b)
............ 429,624 12,759,833
scPharmaceuticals , Inc.
(a)(b)
.............. 948,456 5,377,746
Septerna , Inc.
(a)(b)
..................... 519,367 9,769,293
SIGA Technologies, Inc. ................ 1,003,629 9,183,205
Supernus Pharmaceuticals, Inc.
(a)(b)
......... 1,323,708 63,260,005
Tarsus Pharmaceuticals, Inc.
(a)(b)
........... 959,441 57,019,579
Terns Pharmaceuticals, Inc.
(a)(b)
........... 1,775,968 13,337,520
Theravance Biopharma, Inc.
(a)(b)
........... 943,430 13,774,078
Third Harmonic Bio, Inc.
(b)(d)
.............. 603,448 18,103
Trevi Therapeutics, Inc.
(a)(b)
.............. 2,136,123 19,545,525
Tvardi Therapeutics, Inc.
(a)(b)
............. 106,417 4,147,071
WaVe Life Sciences Ltd.
(a)(b)
.............. 2,750,056 20,130,410
Xeris Biopharma Holdings, Inc.
(a)(b)
......... 3,765,876 30,654,231
Zevra Therapeutics, Inc.
(a)(b)
.............. 1,343,036 12,772,272
1,407,189,085
Professional Services — 1.9%
Acuren Corp.
(a)(b)
..................... 4,184,673 55,697,998
Alight, Inc. , Class A ................... 10,596,304 34,543,951
Asure Software, Inc.
(a)(b)
................. 608,173 4,987,019
Barrett Business Services, Inc. ............ 608,787 26,981,440
BlackSky Technology, Inc. , Class A
(a)(b)
....... 761,937 15,353,030
CBIZ, Inc.
(a)(b)
........................ 1,210,374 64,101,407
Conduent, Inc.
(b)
..................... 3,913,486 10,957,761
CRA International, Inc. ................. 161,687 33,716,590
CSG Systems International, Inc. ........... 698,993 45,001,169
Exponent, Inc. ....................... 1,235,506 85,842,957
First Advantage Corp.
(a)(b)
............... 1,935,900 29,793,501
Forrester Research, Inc.
(b)
............... 290,588 3,080,233
Franklin Covey Co.
(a)(b)
................. 263,792 5,120,203
Heidrick & Struggles International, Inc. ...... 506,729 25,219,902

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
HireQuest , Inc. ...................... 105,588 $ 1,015,757
Huron Consulting Group, Inc.
(a)(b)
.......... 417,534 61,281,465
IBEX Holdings Ltd.
(b)
................... 266,566 10,801,254
ICF International, Inc.
(a)
................. 451,547 41,903,562
Innodata, Inc.
(a)(b)
..................... 755,437 58,221,530
Insperity, Inc. ........................ 882,875 43,437,450
Kelly Services, Inc. , Class A, NVS ......... 761,940 9,996,653
Kforce , Inc. ......................... 439,492 13,175,970
Korn Ferry ......................... 1,275,780 89,279,084
Legalzoom.com, Inc.
(a)(b)
................ 2,905,794 30,162,142
Maximus, Inc. ....................... 1,390,216 127,024,036
Mistras Group, Inc.
(a)(b)
................. 399,429 3,930,381
Planet Labs PBC , Class A
(a)(b)
............. 5,725,485 74,316,795
RCM Technologies, Inc.
(a)(b)
.............. 107,466 2,853,222
Resolute Holdings Management, Inc.
(a)(b)
..... 106,505 7,684,336
Resources Connection, Inc. .............. 839,623 4,240,096
Skillsoft Corp. , Class A
(b)
................ 100,648 1,310,437
Spire Global, Inc. , Class A
(a)(b)
............ 671,139 7,375,818
TriNet Group, Inc. .................... 734,373 49,122,210
TrueBlue, Inc.
(b)
...................... 738,252 4,525,485
TTEC Holdings, Inc.
(b)
.................. 536,325 1,802,052
Upwork, Inc.
(a)(b)
...................... 3,024,856 56,171,576
Verra Mobility Corp. , Class A
(b)
............ 3,939,032 97,294,090
Willdan Group, Inc.
(a)(b)
................. 341,494 33,019,055
WNS Holdings Ltd.
(a)(b)
................. 982,016 74,898,360
1,345,239,977
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(b)
.......... 30,574 511,503
Anywhere Real Estate, Inc.
(a)(b)
............ 2,627,609 27,826,379
Compass, Inc. , Class A
(a)(b)
.............. 11,474,114 92,137,135
Cushman & Wakefield plc
(a)(b)
............. 3,370,926 53,665,142
Douglas Elliman, Inc.
(b)
................. 1,842,544 5,269,676
eXp World Holdings, Inc.
(a)
............... 2,181,225 23,251,858
Forestar Group, Inc.
(b)
.................. 483,289 12,850,655
FRP Holdings, Inc.
(a)(b)
.................. 287,503 7,003,573
Kennedy-Wilson Holdings, Inc. ............ 3,014,902 25,083,985
Marcus & Millichap, Inc. ................ 609,947 17,901,944
Maui Land & Pineapple Co., Inc.
(a)(b)
........ 175,020 3,262,373
Newmark Group, Inc. , Class A ............ 3,828,621 71,403,782
RE/MAX Holdings, Inc. , Class A
(b)
.......... 464,643 4,381,583
Real Brokerage, Inc. (The)
(b)
............. 2,612,309 10,919,452
RMR Group, Inc. (The) , Class A ........... 401,750 6,319,528
Seaport Entertainment Group, Inc.
(a)(b)
....... 183,572 4,207,470
St. Joe Co. (The) ..................... 948,808 46,947,020
Stratus Properties, Inc.
(b)
................ 146,810 3,106,500
Tejon Ranch Co.
(a)(b)
................... 516,735 8,257,425
Transcontinental Realty Investors, Inc.
(b)
..... 37,416 1,726,000
426,032,983
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A ............................. 3,272,541 25,951,250
BRT Apartments Corp. ................. 292,905 4,586,892
Centerspace ........................ 416,465 24,529,788
Clipper Realty, Inc. .................... 324,257 1,232,177
Elme Communities .................... 2,180,752 36,767,479
Independence Realty Trust, Inc. ........... 5,784,205 94,803,120
NexPoint Residential Trust, Inc. ........... 561,766 18,100,101
UMH Properties, Inc. .................. 1,922,707 28,552,199
Veris Residential, Inc. .................. 2,000,362 30,405,502
264,928,508
Retail REITs — 1.2%
Acadia Realty Trust
(a)
.................. 3,290,969 66,313,025
Alexander's, Inc. ..................... 53,441 12,531,380
Security
Shares
Shares Value
Retail REITs (continued)
CBL & Associates Properties, Inc. .......... 474,884 $ 14,521,953
Curbline Properties Corp. ............... 2,428,342 54,152,026
FrontView REIT, Inc. ................... 460,999 6,320,296
Getty Realty Corp. .................... 1,283,143 34,426,727
InvenTrust Properties Corp. .............. 1,978,816 56,633,714
Kite Realty Group Trust ................. 5,493,018 122,494,301
Macerich Co. (The) ................... 6,297,688 114,617,922
NETSTREIT Corp. .................... 2,300,513 41,547,265
Phillips Edison & Co., Inc. ............... 3,132,325 107,532,717
Saul Centers, Inc. .................... 281,549 8,972,967
SITE Centers Corp. ................... 1,261,381 11,365,043
Tanger , Inc. ......................... 2,763,868 93,529,293
Urban Edge Properties ................. 3,196,203 65,426,275
Whitestone REIT ..................... 1,161,088 14,258,161
824,643,065
Semiconductors & Semiconductor Equipment — 3.5%
ACM Research, Inc. , Class A
(a)(b)
........... 1,236,577 48,387,258
Aehr Test Systems
(a)(b)
.................. 699,287 21,055,532
Aeluma , Inc.
(a)(b)
...................... 248,086 3,994,185
Alpha & Omega Semiconductor Ltd.
(a)(b)
...... 613,106 17,142,444
Ambarella, Inc.
(a)(b)
.................... 998,528 82,398,531
Ambiq Micro, Inc.
(a)(b)
.................. 106,996 3,201,320
Atomera , Inc.
(a)(b)
..................... 745,208 3,293,819
Axcelis Technologies, Inc.
(a)(b)
............. 792,636 77,392,979
Blaize Holdings, Inc.
(a)(b)
................ 1,702,980 5,875,281
CEVA, Inc.
(a)(b)
....................... 576,186 15,217,072
Cohu , Inc.
(a)(b)
....................... 1,118,982 22,748,904
Credo Technology Group Holding Ltd.
(b)
...... 3,631,965 528,850,424
Diodes, Inc.
(a)(b)
...................... 1,130,234 60,139,751
FormFactor , Inc.
(a)(b)
................... 1,907,809 69,482,404
Ichor Holdings Ltd.
(b)
................... 842,012 14,752,050
Impinj , Inc.
(a)(b)
....................... 636,837 115,108,288
indie Semiconductor, Inc. , Class A
(a)(b)
....... 4,750,133 19,333,041
Kopin Corp.
(a)(b)
...................... 3,889,867 9,452,377
Kulicke & Soffa Industries, Inc. ............ 1,267,154 51,497,139
MaxLinear , Inc.
(b)
..................... 2,002,355 32,197,868
Navitas Semiconductor Corp.
(a)(b)
.......... 3,306,895 23,875,782
NVE Corp. ......................... 112,167 7,321,140
PDF Solutions, Inc.
(a)(b)
................. 766,605 19,793,741
Penguin Solutions, Inc.
(b)
................ 1,349,907 35,475,556
Photronics , Inc.
(a)(b)
.................... 1,446,231 33,191,002
Power Integrations, Inc. ................ 1,379,830 55,482,964
Rambus, Inc.
(b)
...................... 2,650,515 276,183,663
Rigetti Computing, Inc.
(a)(b)
............... 7,833,038 233,346,202
Semtech Corp.
(a)(b)
.................... 2,138,214 152,775,390
Silicon Laboratories, Inc.
(b)
............... 792,144 103,873,843
SiTime Corp.
(a)(b)
..................... 522,588 157,460,990
SkyWater Technology, Inc.
(a)(b)
............ 642,773 11,994,144
Synaptics , Inc.
(b)
..................... 945,886 64,641,849
Ultra Clean Holdings, Inc.
(b)
.............. 1,101,700 30,021,325
Veeco Instruments, Inc.
(a)(b)
.............. 1,402,410 42,675,336
2,449,633,594
Software — 6.4%
8x8, Inc.
(a)(b)
......................... 3,273,644 6,940,125
A10 Networks, Inc. .................... 1,765,088 32,036,347
ACI Worldwide, Inc.
(b)
.................. 2,600,634 137,235,456
Adeia , Inc. ......................... 2,692,097 45,227,230
Agilysys, Inc.
(a)(b)
..................... 635,019 66,835,750
Airship AI Holdings, Inc.
(a)(b)
.............. 534,755 2,764,683
Alarm.com Holdings, Inc.
(a)(b)
............. 1,167,922 61,993,300
Alkami Technology, Inc.
(a)(b)
.............. 1,673,374 41,566,610
Amplitude, Inc. , Class A
(b)
............... 2,183,841 23,410,775
Appian Corp. , Class A
(b)
................ 974,049 29,776,678

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Arteris , Inc.
(a)(b)
....................... 707,657 $ 7,147,336
Asana, Inc. , Class A
(a)(b)
................. 2,130,709 28,466,272
AudioEye , Inc.
(a)(b)
.................... 201,085 2,787,038
AvePoint, Inc. , Class A
(a)(b)
............... 3,266,471 49,029,730
Bit Digital, Inc.
(a)(b)
..................... 7,808,417 23,425,251
Bitdeer Technologies Group , Class A
(a)(b)
..... 2,210,284 37,773,754
Blackbaud, Inc.
(b)
..................... 938,303 60,342,266
BlackLine , Inc.
(a)(b)
.................... 1,278,148 67,869,659
Blend Labs, Inc. , Class A
(a)(b)
............. 5,153,446 18,810,078
Box, Inc. , Class A
(a)(b)
.................. 3,446,772 111,227,332
Braze, Inc. , Class A
(a)(b)
................. 1,954,159 55,576,282
C3.ai, Inc. , Class A
(a)(b)
................. 2,999,759 52,015,821
Cerence , Inc.
(a)(b)
..................... 1,003,173 12,499,536
Cipher Mining, Inc.
(a)(b)
.................. 6,518,259 82,064,881
Cleanspark , Inc.
(a)(b)
................... 6,818,218 98,864,161
Clear Secure, Inc. , Class A .............. 2,053,125 68,533,312
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
. 6,088,448 109,713,833
Commvault Systems, Inc.
(b)
.............. 1,096,993 207,090,339
Consensus Cloud Solutions, Inc.
(a)(b)
........ 487,262 14,310,885
Core Scientific, Inc.
(a)(b)
................. 6,980,679 125,233,381
CoreCard Corp.
(b)
..................... 150,444 4,049,952
CS Disco, Inc.
(b)
...................... 640,414 4,137,074
Daily Journal Corp.
(a)(b)
................. 30,417 14,148,163
Digimarc Corp.
(a)(b)
.................... 392,696 3,836,640
Digital Turbine, Inc.
(a)(b)
................. 2,554,157 16,346,605
Domo, Inc. , Class B
(a)(b)
................. 803,803 12,732,239
D-Wave Quantum, Inc.
(a)(b)
............... 7,576,256 187,209,286
eGain Corp.
(a)(b)
...................... 430,023 3,745,500
EverCommerce , Inc.
(a)(b)
................ 399,421 4,445,556
Expensify, Inc. , Class A
(a)(b)
.............. 1,432,492 2,650,110
Five9, Inc.
(a)(b)
....................... 1,881,611 45,534,986
Freshworks , Inc. , Class A
(a)(b)
............. 4,945,842 58,212,560
Hut 8 Corp.
(a)(b)
...................... 2,317,505 80,672,349
I3 Verticals, Inc. , Class A
(a)(b)
............. 579,126 18,798,430
Intapp , Inc.
(b)
........................ 1,386,710 56,716,439
InterDigital , Inc. ...................... 636,107 219,603,220
Jamf Holding Corp.
(b)
.................. 1,760,574 18,838,142
Kaltura, Inc.
(b)
....................... 2,216,613 3,191,923
Life360, Inc.
(a)(b)
...................... 396,744 42,173,887
LiveRamp Holdings, Inc.
(a)(b)
.............. 1,585,767 43,037,716
MARA Holdings, Inc.
(a)(b)
................ 9,128,184 166,680,640
Mercurity Fintech Holding, Inc.
(a)(b)
.......... 773,869 19,021,700
Meridianlink , Inc.
(b)
.................... 794,238 15,829,163
Mitek Systems, Inc.
(a)(b)
................. 1,093,817 10,686,592
N-able, Inc.
(a)(b)
...................... 1,771,330 13,816,374
NCR Voyix Corp.
(a)(b)
................... 3,473,227 43,588,999
NextNav , Inc.
(a)(b)
..................... 2,158,550 30,867,265
ON24, Inc.
(b)
........................ 828,083 4,736,635
OneSpan , Inc. ....................... 892,455 14,181,110
Ooma , Inc.
(b)
........................ 601,880 7,216,541
Pagaya Technologies Ltd. , Class A
(a)(b)
....... 1,131,497 33,594,146
PagerDuty, Inc.
(a)(b)
.................... 2,088,993 34,510,164
PAR Technology Corp.
(a)(b)
............... 980,366 38,802,886
Porch Group, Inc.
(a)(b)
.................. 1,984,270 33,296,051
Progress Software Corp.
(b)
............... 1,045,677 45,936,591
PROS Holdings, Inc.
(a)(b)
................ 1,081,448 24,775,974
Q2 Holdings, Inc.
(a)(b)
................... 1,528,846 110,673,162
Qualys, Inc.
(b)
....................... 896,085 118,578,928
Rapid7, Inc.
(b)
....................... 1,563,324 29,312,325
Red Violet, Inc. ...................... 280,312 14,646,302
ReposiTrak , Inc.
(a)
.................... 271,357 4,021,511
Rezolve AI plc
(a)(b)
..................... 3,578,338 17,820,123
Rimini Street, Inc.
(a)(b)
.................. 1,255,373 5,875,146
Riot Platforms, Inc.
(a)(b)
................. 8,562,017 162,935,183
Sapiens International Corp. NV ........... 762,784 32,799,712
Security
Shares
Shares Value
Software (continued)
SEMrush Holdings, Inc. , Class A
(b)
......... 1,248,272 $ 8,837,766
Silvaco Group, Inc.
(a)(b)
................. 191,293 1,034,895
SoundHound AI, Inc. , Class A
(a)(b)
.......... 8,991,984 144,591,103
SoundThinking , Inc.
(b)
.................. 228,260 2,752,816
Sprinklr, Inc. , Class A
(a)(b)
................ 2,733,219 21,100,451
Sprout Social, Inc. , Class A
(a)(b)
............ 1,263,326 16,322,172
SPS Commerce, Inc.
(a)(b)
................ 933,204 97,183,865
Synchronoss Technologies, Inc.
(a)(b)
......... 234,080 1,423,206
Telos Corp.
(b)
........................ 1,358,777 9,294,035
Tenable Holdings, Inc.
(b)
................ 2,967,567 86,534,254
Terawulf , Inc.
(a)(b)
..................... 6,968,867 79,584,461
Varonis Systems, Inc.
(a)(b)
................ 2,711,750 155,844,272
Verint Systems, Inc.
(b)
.................. 1,493,443 30,242,221
Vertex, Inc. , Class A
(a)(b)
................. 1,600,305 39,671,561
Viant Technology, Inc. , Class A
(a)(b)
......... 348,357 3,006,321
Weave Communications, Inc.
(a)(b)
.......... 1,426,375 9,528,185
WM Technology, Inc. , Class A
(b)
........... 2,209,054 2,562,503
Workiva, Inc. , Class A
(a)(b)
............... 1,233,090 106,144,387
Xperi , Inc.
(a)(b)
....................... 1,099,803 7,126,723
Yext , Inc.
(b)
......................... 2,504,226 21,336,005
Zeta Global Holdings Corp. , Class A
(a)(b)
...... 4,570,626 90,818,339
4,489,791,642
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 1,080,958 11,760,823
Four Corners Property Trust, Inc. .......... 2,471,791 60,311,700
Gladstone Land Corp. ................. 830,264 7,605,218
Outfront Media, Inc. ................... 3,498,277 64,088,435
PotlatchDeltic Corp. ................... 1,938,467 78,992,530
Safehold, Inc. ....................... 1,401,335 21,706,679
Smartstop Self Storage REIT, Inc. .......... 764,951 28,792,756
273,258,141
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a)(b)
........ 554,175 2,549,205
Abercrombie & Fitch Co. , Class A
(a)(b)
........ 1,156,883 98,971,341
Academy Sports & Outdoors, Inc.
(a)
......... 1,629,347 81,499,937
Advance Auto Parts, Inc. ................ 1,471,137 90,327,812
American Eagle Outfitters, Inc. ............ 3,986,196 68,203,814
America's Car-Mart, Inc.
(a)(b)
.............. 186,153 5,437,529
Arhaus , Inc. , Class A
(b)
................. 1,253,857 13,328,500
Arko Corp. ......................... 1,887,216 8,624,577
Asbury Automotive Group, Inc.
(a)(b)
.......... 482,969 118,061,772
BARK, Inc.
(a)(b)
....................... 2,447,209 2,033,141
Barnes & Noble Education, Inc.
(a)(b)
......... 374,486 3,726,136
Bed Bath & Beyond, Inc.
(a)(b)
.............. 1,348,648 13,203,264
Boot Barn Holdings, Inc.
(a)(b)
.............. 755,086 125,132,852
Buckle, Inc. (The) .................... 773,068 45,348,169
Build-A-Bear Workshop, Inc. ............. 303,870 19,815,363
Caleres, Inc. ........................ 821,834 10,716,715
Camping World Holdings, Inc. , Class A ...... 1,481,859 23,398,554
Citi Trends, Inc.
(a)(b)
.................... 116,634 3,619,153
Designer Brands, Inc. , Class A ............ 834,790 2,955,157
Envela Corp.
(a)(b)
..................... 92,663 723,698
EVgo , Inc. , Class A
(a)(b)
................. 3,149,544 14,897,343
Genesco, Inc.
(a)(b)
..................... 247,961 7,188,389
Group 1 Automotive, Inc.
(a)
............... 310,065 135,656,538
Haverty Furniture Cos., Inc. .............. 329,453 7,224,904
J Jill, Inc. .......................... 180,681 3,098,679
Lands' End, Inc.
(a)(b)
................... 294,674 4,154,903
MarineMax , Inc.
(a)(b)
................... 472,475 11,967,792
Monro, Inc. ......................... 726,926 13,062,860
National Vision Holdings, Inc.
(a)(b)
.......... 1,917,507 55,972,029
ODP Corp. (The)
(a)(b)
................... 690,010 19,216,779
OneWater Marine, Inc. , Class A
(a)(b)
......... 281,079 4,452,291

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc.
(a)(b)
....... 1,965,908 $ 7,608,064
RealReal , Inc. (The)
(a)(b)
................. 2,337,315 24,845,658
Revolve Group, Inc. , Class A
(a)(b)
........... 990,158 21,090,365
Sally Beauty Holdings, Inc.
(a)(b)
............ 2,495,675 40,629,589
Shoe Carnival, Inc. .................... 452,288 9,403,068
Signet Jewelers Ltd. ................... 983,686 94,355,161
Sleep Number Corp.
(a)(b)
................ 479,709 3,367,557
Sonic Automotive, Inc. , Class A ........... 371,041 28,232,510
Stitch Fix, Inc. , Class A
(a)(b)
............... 2,672,607 11,625,840
ThredUp , Inc. , Class A
(a)(b)
............... 2,269,416 21,445,981
Tile Shop Holdings, Inc.
(a)(b)
.............. 651,359 3,940,722
Torrid Holdings, Inc.
(a)(b)
................. 764,840 1,338,470
Upbound Group, Inc. .................. 1,288,182 30,439,741
Urban Outfitters, Inc.
(a)(b)
................ 1,504,815 107,488,936
Victoria's Secret & Co.
(a)(b)
............... 1,703,772 46,240,372
Warby Parker, Inc. , Class A
(a)(b)
............ 2,417,900 66,685,682
Winmark Corp. ...................... 72,177 35,927,545
Zumiez, Inc.
(a)(b)
...................... 354,496 6,951,667
1,576,186,124
Technology Hardware, Storage & Peripherals — 0.8%
CompoSecure , Inc. , Class A
(b)
............ 1,090,665 22,707,645
Corsair Gaming, Inc.
(a)(b)
................ 1,197,674 10,683,252
CPI Card Group, Inc.
(a)(b)
................ 145,784 2,207,170
Diebold Nixdorf, Inc.
(a)(b)
................. 636,399 36,293,835
Eastman Kodak Co.
(a)(b)
................. 1,634,105 10,474,613
Immersion Corp. ..................... 706,109 5,182,840
IonQ , Inc.
(a)(b)
........................ 6,779,849 416,960,713
Quantum Computing, Inc.
(a)(b)
............. 3,292,050 60,606,641
Turtle Beach Corp.
(a)(b)
.................. 400,342 6,365,438
Xerox Holdings Corp. .................. 2,913,211 10,953,673
582,435,820
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)(b)
................. 2,857,602 56,923,432
Carter's, Inc. ........................ 878,502 24,791,326
Ermenegildo Zegna NV ................. 1,516,526 14,331,171
Figs, Inc. , Class A
(a)(b)
.................. 2,163,932 14,476,705
G-III Apparel Group Ltd.
(a)(b)
.............. 957,460 25,478,011
Hanesbrands, Inc.
(a)(b)
.................. 8,632,121 56,885,677
Kontoor Brands, Inc. ................... 1,352,040 107,852,231
Lakeland Industries, Inc.
(a)
............... 215,470 3,188,956
Movado Group, Inc. ................... 378,936 7,188,416
Oxford Industries, Inc. ................. 344,956 13,984,516
Rocky Brands, Inc. .................... 172,639 5,142,916
Steven Madden Ltd. ................... 1,759,621 58,912,111
Superior Group of Cos., Inc. ............. 294,521 3,157,265
Wolverine World Wide, Inc. .............. 1,981,368 54,368,738
446,681,471
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............... 446,342 1,142,635
Turning Point Brands, Inc.
(a)
.............. 421,409 41,660,494
Universal Corp. ...................... 593,463 33,156,778
75,959,907
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ........ 496,923 3,597,722
BlueLinx Holdings, Inc.
(b)
................ 191,483 13,993,578
Boise Cascade Co. ................... 929,959 71,904,430
Custom Truck One Source, Inc.
(a)(b)
......... 1,491,051 9,572,547
Distribution Solutions Group, Inc.
(a)(b)
........ 237,287 7,137,593
DNOW, Inc.
(b)
....................... 2,559,881 39,038,185
DXP Enterprises, Inc.
(b)
................. 320,323 38,140,860
EVI Industries, Inc. .................... 121,895 3,853,101
GATX Corp. ........................ 879,229 153,689,229
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Global Industrial Co. ................... 347,571 $ 12,745,429
Herc Holdings, Inc. .................... 801,920 93,551,987
Hudson Technologies, Inc.
(b)
............. 952,002 9,453,380
Karat Packaging, Inc. .................. 190,309 4,797,690
McGrath RentCorp .................... 597,611 70,099,770
MRC Global, Inc.
(a)(b)
................... 2,084,396 30,056,990
NPK International, Inc.
(b)
................ 1,938,866 21,928,574
Rush Enterprises, Inc. , Class A ........... 1,495,538 79,966,417
Rush Enterprises, Inc. , Class B ........... 220,657 12,670,125
Titan Machinery, Inc.
(a)(b)
................ 512,794 8,584,172
Transcat , Inc.
(a)(b)
..................... 222,660 16,298,712
Willis Lease Finance Corp.
(a)
............. 70,563 9,673,482
Xometry , Inc. , Class A
(a)(b)
............... 1,069,738 58,268,629
769,022,602
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
....... 483,680 4,773,922
Water Utilities — 0.3%
American States Water Co. .............. 939,373 68,874,828
Cadiz, Inc.
(a)(b)
....................... 1,349,606 6,370,140
California Water Service Group ........... 1,462,311 67,105,452
Consolidated Water Co. Ltd. ............. 372,346 13,136,367
Global Water Resources, Inc. ............. 228,544 2,354,003
H2O America ....................... 774,187 37,702,907
Middlesex Water Co. .................. 433,169 23,443,106
Pure Cycle Corp.
(a)(b)
................... 478,066 5,292,191
York Water Co. (The) .................. 325,713 9,908,190
234,187,184
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
....................... 1,885,447 16,195,990
Spok Holdings, Inc. ................... 467,620 8,066,445
Telephone & Data Systems, Inc.
(a)
.......... 2,443,322 95,875,955
120,138,390
Total Common Stocks — 99.5%
(Cost: $87,653,814,389) ............................ 69,448,947,102
Rights
Biotechnology — 0.0%
(b)(d)
Contra Aduro Biotech I, CVR
(a)
........... 272,340 136,170
Contra Chinook Therape , CVR
(a)
.......... 1,316,575 223,818
Oncternal Therapeutics, Inc., CVR
(a)
........ 13,273 13,605
Sanofi Aatd , Inc., CVR ................. 794,436 929,490
1,303,083
Total Rights — 0.0%
(Cost: $541,605) ................................. 1,303,083
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29)
(a)(b)
................ 39,821 133,400
Total Warrants — 0.0%
(Cost: $—) ..................................... 133,400
Total Long-Term Investments — 99.5%
(Cost: $87,654,355,994) ............................ 69,450,383,585

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.26%
(g)
................... 11,358,186,054 $ 11,363,865,147
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.09% .................... 262,232,229 262,232,229
Total Short-Term Securities — 16.7%
(Cost: $11,621,633,581) ............................ 11,626,097,376
Total Investments — 116.2%
(Cost: $99,275,989,575 ) ............................ 81,076,480,961
Liabilities in Excess of Other Assets — (16.2)% ............ (11,315,269,123)
Net Assets — 100.0% ...............................
$ 69,761,211,838
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,509,822,649 $ 4,853,706,471
(a)
$ — $ 136,573 $ 199,454 $ 11,363,865,147 11,358,186,054 $ 37,406,494
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,917,690 166,314,539
(a)
— — — 262,232,229 262,232,229 3,402,273 —
$ 136,573 $ 199,454 $ 11,626,097,376 $ 40,808,767 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2,705 12/19/25 $ 332,106 $ 1,221,522

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,221,522 $ — $ — $ — $ 1,221,522
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 40,526,175 $ — $ — $ — $ 40,526,175
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... $ — $ — $ 1,760,285 $ — $ — $ — $ 1,760,285
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 166,053,188

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 ETF
22
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 69,448,928,991 $ — $ 18,111 $ 69,448,947,102
Rights ................................................ — — 1,303,083 1,303,083
Warrants .............................................. — 133,400 — 133,400
Short-Term Securities
Money Market Funds ...................................... 11,626,097,376 — — 11,626,097,376
$ 81,075,026,367 $ 133,400 $ 1,321,194 $ 81,076,480,961
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,221,522 $ — $ — $ 1,221,522
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
AAR Corp.
(a)
........................ 77,338 $ 6,934,898
AeroVironment, Inc.
(a) (b)
................. 278,869 87,813,059
AIRO Group Holdings, Inc.
(a)
............. 43,699 839,021
Archer Aviation, Inc. , Class A
(a) (b)
........... 4,809,171 46,071,858
Astronics Corp.
(a) (b)
.................... 241,055 10,994,518
Byrna Technologies, Inc.
(a) (b)
.............. 158,460 3,511,474
Cadre Holdings, Inc. ................... 247,621 9,040,643
Eve Holding, Inc.
(a) (b)
................... 451,723 1,721,065
Intuitive Machines, Inc. , Class A
(a) (b)
......... 56,311 592,392
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 1,457,268 133,150,577
Mercury Systems, Inc.
(a)
................ 106,160 8,216,784
Moog, Inc. , Class A ................... 245,586 51,000,845
Park Aerospace Corp. .................. 81,245 1,652,523
Redwire Corp.
(a) (b)
..................... 429,670 3,862,733
Satellogic, Inc. , Class A
(a) (b)
.............. 472,376 1,549,393
V2X, Inc.
(a) (b)
........................ 13,440 780,730
Voyager Technologies, Inc. , Class A
(a) (b)
...... 84,231 2,508,399
VSE Corp.
(b)
........................ 153,345 25,492,073
395,732,985
Air Freight & Logistics — 0.0%
Forward Air Corp.
(a) (b)
.................. 69,252 1,775,621
Automobile Components — 1.1%
Dorman Products, Inc.
(a)
................ 240,967 37,561,936
Fox Factory Holding Corp.
(a)
.............. 91,068 2,212,042
LCI Industries ....................... 24,065 2,241,655
Luminar Technologies, Inc. , Class A
(a) (b)
...... 146,768 280,327
Modine Manufacturing Co.
(a) (b)
............ 458,228 65,141,692
Patrick Industries, Inc.
(b)
................ 283,390 29,311,028
Solid Power, Inc. , Class A
(a) (b)
............. 114,533 397,429
XPEL, Inc.
(a) (b) (c)
...................... 210,288 6,954,224
144,100,333
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................. 316,986 1,505,684
Banks — 2.7%
Amerant Bancorp, Inc. , Class A ........... 131,914 2,541,983
Arrow Financial Corp. .................. 12,349 349,477
Axos Financial, Inc.
(a)
.................. 61,046 5,167,544
Banc of California, Inc. ................. 69,473 1,149,778
BancFirst Corp. ...................... 167,496 21,179,869
Bancorp, Inc. (The)
(a) (b)
................. 398,452 29,840,070
Bank First Corp. ..................... 12,375 1,501,211
Bank of Hawaii Corp. .................. 267,188 17,538,220
Bank7 Corp. ........................ 3,844 177,862
Bankwell Financial Group, Inc. ............ 9,035 399,799
Bridgewater Bancshares, Inc.
(a)
........... 80,720 1,420,672
California Bancorp
(a)
................... 23,838 397,618
Capital Bancorp, Inc. .................. 23,759 757,912
Carter Bankshares, Inc.
(a)
............... 33,877 657,553
Citizens Financial Services, Inc. ........... 3,545 213,693
City Holding Co. ..................... 77,978 9,659,135
Coastal Financial Corp.
(a) (b)
.............. 112,351 12,153,008
Columbia Financial, Inc.
(a) (b)
.............. 17,507 262,780
Community Financial System, Inc. ......... 104,279 6,114,921
Community West Bancshares ............ 28,720 598,525
ConnectOne Bancorp, Inc. .............. 104,532 2,593,439
Customers Bancorp, Inc.
(a)
............... 20,569 1,344,596
Dime Community Bancshares, Inc. ......... 62,750 1,871,832
Eagle Bancorp, Inc. ................... 52,366 1,058,840
Esquire Financial Holdings, Inc.
(b)
.......... 63,607 6,491,412
Finwise Bancorp
(a) (b)
................... 46,335 898,436
First Bancorp ....................... 770,182 16,982,513
Security
Shares
Shares Value
Banks (continued)
First Business Financial Services, Inc. ....... 4,371 $ 224,057
First Community Corp. ................. 15,717 443,534
First Financial Bankshares, Inc. ........... 1,179,437 39,688,055
First Financial Corp. ................... 12,601 711,200
First Internet Bancorp .................. 33,522 751,898
First Merchants Corp. .................. 28,181 1,062,424
First National Corp.
(b)
.................. 6,213 140,911
First Western Financial, Inc.
(a)
............ 26,090 600,722
Five Star Bancorp .................... 88,108 2,837,078
GBank Financial Holdings, Inc.
(a) (b)
......... 4,474 175,694
Glacier Bancorp, Inc. .................. 215,992 10,512,331
Greene County Bancorp, Inc. ............. 36,649 828,267
Guaranty Bancshares, Inc. .............. 8,037 391,804
Hingham Institution for Savings (The)
(b)
...... 1,322 348,717
Hope Bancorp, Inc. ................... 71,383 768,795
International Bancshares Corp. ........... 51,523 3,542,206
Lakeland Financial Corp. ................ 124,151 7,970,494
LINKBANCORP, Inc. .................. 24,322 173,416
Live Oak Bancshares, Inc.
(b)
.............. 134,089 4,722,615
MainStreet Bancshares, Inc. ............. 6,104 127,146
Meridian Corp. ...................... 13,953 220,318
Metrocity Bankshares, Inc. .............. 97,557 2,701,353
Metropolitan Bank Holding Corp. .......... 18,357 1,373,471
NBT Bancorp, Inc. .................... 28,698 1,198,428
Nicolet Bankshares, Inc. ................ 33,854 4,553,363
Northeast Bank
(b)
..................... 39,869 3,993,279
Northfield Bancorp, Inc. ................ 47,309 558,246
Northrim Bancorp, Inc. ................. 96,868 2,098,161
Old National Bancorp .................. 369,921 8,119,766
OP Bancorp ........................ 12,403 172,650
Orange County Bancorp, Inc. ............. 30,833 777,300
Origin Bancorp, Inc. ................... 12,824 442,684
Pathward Financial, Inc. ................ 207,309 15,342,939
Patriot National Bancorp, Inc.
(a) (b)
.......... 461,889 600,456
PCB Bancorp ....................... 15,189 318,969
Peapack-Gladstone Financial Corp. ........ 54,678 1,509,113
Peoples Financial Services Corp. .......... 8,111 394,276
Princeton Bancorp, Inc. ................. 5,846 186,137
Provident Financial Services, Inc. .......... 129,930 2,505,050
Richmond Mutual Bancorp, Inc. ........... 8,140 115,669
ServisFirst Bancshares, Inc. ............. 450,839 36,306,065
Shore Bancshares, Inc. ................. 47,165 773,978
SmartFinancial, Inc. ................... 21,639 773,161
Southern Missouri Bancorp, Inc. ........... 5,401 283,877
Stock Yards Bancorp, Inc. ............... 216,166 15,129,458
Texas Capital Bancshares, Inc.
(a)
.......... 54,676 4,621,762
Triumph Financial, Inc.
(a) (b)
............... 90,505 4,528,870
UMB Financial Corp. .................. 57,170 6,766,069
Union Bankshares, Inc. ................. 30,580 757,161
Unity Bancorp, Inc. .................... 30,001 1,466,149
USCB Financial Holdings, Inc. , Class A ...... 37,426 653,084
Valley National Bancorp ................ 1,072,995 11,373,747
WesBanco, Inc. ...................... 47,565 1,518,750
West Bancorp, Inc. .................... 20,118 408,798
351,886,619
Beverages — 0.2%
(a)
National Beverage Corp. ................ 210,859 7,784,914
Vita Coco Co., Inc. (The)
(b)
............... 383,567 16,290,091
Zevia PBC , Class A
(b)
.................. 321,063 873,291
24,948,296
Biotechnology — 10.1%
(a)
89bio, Inc. ......................... 373,204 5,486,099
Abeona Therapeutics, Inc.
(b)
.............. 359,344 1,897,336

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Absci Corp.
(b)
....................... 905,366 $ 2,752,313
ACADIA Pharmaceuticals, Inc. ............ 1,084,814 23,149,931
Actuate Therapeutics, Inc.
(b)
.............. 54,889 367,207
ADC Therapeutics SA
(b)
................ 630,573 2,522,292
ADMA Biologics, Inc.
(b)
................. 2,020,580 29,621,703
Akebia Therapeutics, Inc.
(b)
.............. 247,378 675,342
Akero Therapeutics, Inc.
(b)
............... 609,270 28,928,140
Aldeyra Therapeutics, Inc.
(b)
.............. 403,593 2,106,755
Alector, Inc.
(b)
....................... 55,126 163,173
Alkermes plc ........................ 1,060,103 31,803,090
Altimmune, Inc.
(b)
..................... 711,349 2,681,786
Amicus Therapeutics, Inc. ............... 2,426,560 19,121,293
AnaptysBio, Inc.
(b)
.................... 171,239 5,243,338
Anavex Life Sciences Corp.
(b)
............. 725,330 6,455,437
Apogee Therapeutics, Inc.
(b)
.............. 285,963 11,361,310
Arbutus Biopharma Corp. ............... 1,250,413 5,676,875
Arcellx, Inc.
(b)
....................... 298,607 24,515,635
Arcturus Therapeutics Holdings, Inc.
(b)
....... 87,354 1,609,934
Arcus Biosciences, Inc. ................. 447,085 6,080,356
Arcutis Biotherapeutics, Inc.
(b)
............ 933,389 17,594,383
Ardelyx, Inc. ........................ 2,055,850 11,327,733
ArriVent Biopharma, Inc.
(b)
............... 214,163 3,951,307
Arrowhead Pharmaceuticals, Inc. .......... 1,051,483 36,265,649
ARS Pharmaceuticals, Inc.
(b)
............. 512,801 5,153,650
aTyr Pharma, Inc.
(b)
................... 708,143 510,854
Aura Biosciences, Inc.
(b)
................ 120,651 745,623
Aurinia Pharmaceuticals, Inc.
(b)
............ 1,015,361 11,219,739
Avidity Biosciences, Inc.
(b)
............... 816,807 35,588,281
Avita Medical, Inc.
(b)
................... 111,460 569,561
Beam Therapeutics, Inc.
(b)
............... 833,512 20,229,336
Benitec Biopharma, Inc.
(b)
............... 123,457 1,732,102
Bicara Therapeutics, Inc.
(b)
.............. 20,006 315,895
BioCryst Pharmaceuticals, Inc.
(b)
........... 1,824,457 13,847,629
Biohaven Ltd. ....................... 789,288 11,847,213
Bridgebio Pharma, Inc.
(b)
................ 1,363,320 70,810,841
Bright Minds Biosciences, Inc. ............ 39,992 2,425,915
Candel Therapeutics, Inc.
(b)
.............. 338,963 1,728,711
Capricor Therapeutics, Inc.
(b)
............. 337,369 2,432,430
Cardiff Oncology, Inc.
(b)
................. 256,124 527,615
CareDx, Inc.
(b)
....................... 473,034 6,877,914
Cartesian Therapeutics, Inc.
(b)
............ 16,643 170,091
Catalyst Pharmaceuticals, Inc. ............ 1,007,417 19,846,115
Celcuity, Inc.
(b)
....................... 244,675 12,086,945
CG oncology, Inc.
(b)
................... 487,182 19,623,691
Cogent Biosciences, Inc. ................ 1,066,624 15,316,721
Coherus Oncology, Inc.
(b)
............... 347,606 570,074
Compass Therapeutics, Inc.
(b)
............ 458,868 1,606,038
Corvus Pharmaceuticals, Inc.
(b)
........... 512,984 3,780,692
Cytokinetics, Inc.
(b)
.................... 113,305 6,227,243
Day One Biopharmaceuticals, Inc. ......... 40,818 287,767
Denali Therapeutics, Inc. ................ 71,306 1,035,363
DiaMedica Therapeutics, Inc.
(b)
............ 274,096 1,883,040
Dianthus Therapeutics, Inc.
(b)
............. 12,448 489,829
Disc Medicine, Inc.
(b)
................... 201,436 13,310,891
Dynavax Technologies Corp. ............. 898,009 8,917,229
Dyne Therapeutics, Inc.
(b)
............... 304,087 3,846,701
Eledon Pharmaceuticals, Inc.
(b)
............ 41,210 106,734
Fennec Pharmaceuticals, Inc.
(b)
........... 53,292 498,813
Foghorn Therapeutics, Inc.
(b)
............. 194,304 950,147
Geron Corp.
(b)
....................... 4,771,016 6,536,292
Gossamer Bio, Inc.
(b)
.................. 1,697,991 4,465,716
Greenwich Lifesciences, Inc.
(b)
............ 48,321 480,794
Gyre Therapeutics, Inc.
(b)
............... 81,880 610,825
Heron Therapeutics, Inc.
(b)
............... 158,785 200,069
Humacyte, Inc.
(b)
..................... 270,448 470,580
Security
Shares
Shares Value
Biotechnology (continued)
ImmunityBio, Inc.
(b)
.................... 1,657,866 $ 4,078,350
Immunome, Inc.
(b)
.................... 671,272 7,860,595
Immunovant, Inc.
(b)
.................... 596,620 9,617,514
Inhibikase Therapeutics, Inc.
(b)
............ 64,135 103,899
Inmune Bio, Inc.
(b)
.................... 210,286 435,292
Ironwood Pharmaceuticals, Inc. , Class A ..... 1,337,163 1,751,684
Janux Therapeutics, Inc. ................ 111,792 2,732,196
KalVista Pharmaceuticals, Inc.
(b)
........... 335,183 4,082,529
Krystal Biotech, Inc. ................... 216,893 38,288,121
Kymera Therapeutics, Inc.
(b)
.............. 439,394 24,869,700
Madrigal Pharmaceuticals, Inc.
(b)
.......... 162,507 74,535,461
MannKind Corp. ..................... 2,638,461 14,168,536
MeiraGTx Holdings plc
(b)
................ 275,929 2,270,896
Metsera, Inc.
(b)
....................... 260,450 13,629,348
MiMedx Group, Inc. ................... 1,028,029 7,175,642
Mineralys Therapeutics, Inc.
(b)
............ 340,983 12,930,075
Mirum Pharmaceuticals, Inc.
(b)
............ 351,761 25,787,599
Monopar Therapeutics, Inc.
(b)
............. 31,107 2,540,509
Novavax, Inc.
(b)
...................... 1,074,719 9,317,814
Nuvalent, Inc. , Class A
(b)
................ 374,910 32,422,217
Nuvectis Pharma, Inc.
(b)
................ 108,603 653,790
Organogenesis Holdings, Inc. , Class A
(b)
..... 589,090 2,485,960
ORIC Pharmaceuticals, Inc.
(b)
............ 142,800 1,713,600
Palvella Therapeutics, Inc.
(b)
............. 55,941 3,506,941
Praxis Precision Medicines, Inc.
(b)
.......... 13,548 718,044
Precigen, Inc.
(b)
...................... 1,225,331 4,031,339
Protagonist Therapeutics, Inc. ............ 507,342 33,702,729
Protalix BioTherapeutics, Inc.
(b)
........... 589,372 1,308,406
Prothena Corp. plc .................... 34,995 341,551
PTC Therapeutics, Inc. ................. 550,308 33,772,402
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 3,195,820 15,595,602
Rezolute, Inc.
(b)
...................... 579,820 5,450,308
Rhythm Pharmaceuticals, Inc. ............ 455,509 46,001,854
Rigel Pharmaceuticals, Inc.
(b)
............. 153,930 4,360,837
Rocket Pharmaceuticals, Inc.
(b)
............ 121,264 395,321
Sana Biotechnology, Inc.
(b)
............... 144,437 512,751
Savara, Inc.
(b)
....................... 1,003,096 3,581,053
Scholar Rock Holding Corp.
(b)
............ 650,320 24,217,917
SELLAS Life Sciences Group, Inc.
(b)
........ 922,102 1,484,584
Sionna Therapeutics, Inc.
(b)
.............. 110,139 3,239,188
Soleno Therapeutics, Inc.
(b)
.............. 363,899 24,599,572
Spyre Therapeutics, Inc.
(b)
............... 298,605 5,004,620
Stoke Therapeutics, Inc.
(b)
............... 390,475 9,176,162
Syndax Pharmaceuticals, Inc.
(b)
........... 692,945 10,660,959
Taysha Gene Therapies, Inc.
(b)
............ 1,844,102 6,030,214
Tectonic Therapeutic, Inc.
(b)
.............. 15,109 237,060
Tevogen Bio Holdings, Inc.
(b)
............. 139,191 109,307
TG Therapeutics, Inc.
(b)
................. 1,266,208 45,741,764
Travere Therapeutics, Inc. ............... 719,728 17,201,499
TriSalus Life Sciences, Inc.
(b)
............. 24,513 113,985
TuHURA Biosciences, Inc.
(b)
............. 184,950 458,676
Twist Bioscience Corp.
(b)
................ 515,661 14,510,701
UroGen Pharma Ltd.
(b)
................. 265,615 5,299,019
Vera Therapeutics, Inc. , Class A
(b)
.......... 448,568 13,035,386
Veracyte, Inc.
(b)
...................... 683,198 23,454,187
Verastem, Inc.
(b)
...................... 229,022 2,022,264
Vericel Corp. ........................ 439,188 13,821,246
Viridian Therapeutics, Inc.
(b)
.............. 487,978 10,530,565
Xenon Pharmaceuticals, Inc.
(b)
............ 662,258 26,589,659
XOMA Royalty Corp. .................. 58,211 2,243,452
Zymeworks, Inc.
(b)
.................... 436,691 7,458,682
1,305,211,259

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail — 0.1%
(a)(b)
Groupon, Inc. ....................... 218,751 $ 5,107,836
Savers Value Village, Inc. ............... 310,633 4,115,887
9,223,723
Building Products — 1.4%
AZZ, Inc. .......................... 258,599 28,220,909
CSW Industrials, Inc. .................. 142,178 34,513,709
Griffon Corp. ........................ 334,732 25,489,842
Insteel Industries, Inc. .................. 88,909 3,408,771
Janus International Group, Inc.
(a)
.......... 444,318 4,385,419
Tecnoglass, Inc. ...................... 212,265 14,202,651
UFP Industries, Inc. ................... 28,673 2,680,639
Zurn Elkay Water Solutions Corp. .......... 1,315,334 61,860,158
174,762,098
Capital Markets — 2.9%
Acadian Asset Management, Inc. .......... 236,491 11,389,407
Artisan Partners Asset Management, Inc. , Class
A ............................. 312,431 13,559,505
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 25,921 872,242
BGC Group, Inc. , Class A ............... 3,181,654 30,098,447
Cohen & Steers, Inc. .................. 228,232 14,974,301
Diamond Hill Investment Group, Inc. ........ 7,255 1,015,772
Donnelley Financial Solutions, Inc.
(a) (b)
....... 169,533 8,719,082
GCM Grosvenor, Inc. , Class A ............ 401,344 4,844,222
Marex Group plc ..................... 323,577 10,878,659
Moelis & Co. , Class A .................. 529,559 37,768,148
P10, Inc. , Class A .................... 497,459 5,412,354
Patria Investments Ltd. , Class A ........... 574,532 8,388,167
Perella Weinberg Partners , Class C ........ 549,487 11,715,063
Piper Sandler Cos. .................... 154,025 53,445,135
PJT Partners, Inc. , Class A .............. 203,166 36,108,693
Siebert Financial Corp.
(a) (b)
............... 25,605 74,767
StepStone Group, Inc. , Class A ........... 615,559 40,202,158
StoneX Group, Inc.
(a)
.................. 403,309 40,701,944
Value Line, Inc. ...................... 6,671 260,703
Victory Capital Holdings, Inc. , Class A ....... 392,168 25,396,800
WisdomTree, Inc. ..................... 1,065,042 14,804,084
370,629,653
Chemicals — 1.6%
ASP Isotopes, Inc.
(a) (b)
.................. 666,008 6,406,997
Balchem Corp. ...................... 286,600 43,007,196
Cabot Corp. ........................ 442,649 33,663,456
Chemours Co. (The) ................... 1,315,722 20,841,036
Flotek Industries, Inc.
(a) (b)
................ 31,778 463,959
Hawkins, Inc.
(b)
...................... 170,176 31,094,559
Ingevity Corp.
(a)
...................... 318,010 17,550,972
Innospec, Inc. ....................... 11,202 864,346
PureCycle Technologies, Inc.
(a) (b)
........... 1,132,553 14,893,072
Sensient Technologies Corp. ............. 370,126 34,736,325
Solesence, Inc.
(a) (b)
.................... 147,067 473,556
203,995,474
Commercial Services & Supplies — 1.4%
ACV Auctions, Inc. , Class A
(a)
............. 1,463,449 14,502,780
Brink's Co. (The) ..................... 367,151 42,905,266
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 549,805 52,165,498
CECO Environmental Corp.
(a) (b)
........... 254,295 13,019,904
Cimpress plc
(a) (b)
..................... 28,723 1,810,698
CompX International, Inc. ............... 6,979 163,309
CoreCivic, Inc.
(a)
..................... 145,889 2,968,841
GEO Group, Inc. (The)
(a)
................ 1,179,952 24,177,216
Healthcare Services Group, Inc.
(a)
.......... 287,042 4,830,917
HNI Corp. .......................... 227,957 10,679,785
Interface, Inc. ....................... 59,557 1,723,579
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Liquidity Services, Inc.
(a) (b)
............... 201,934 $ 5,539,050
Perma-Fix Environmental Services, Inc.
(a) (b)
... 32,108 324,291
Pitney Bowes, Inc. .................... 420,380 4,796,536
Quad/Graphics, Inc. , Class A ............. 180,562 1,130,318
180,737,988
Communications Equipment — 0.9%
(a)
ADTRAN Holdings, Inc.
(b)
............... 649,234 6,089,815
Applied Optoelectronics, Inc.
(b)
............ 377,528 9,789,301
BK Technologies Corp. ................. 26,084 2,203,576
Calix, Inc. .......................... 514,705 31,587,446
Clearfield, Inc.
(b)
...................... 44,638 1,534,655
CommScope Holding Co., Inc. ............ 1,147,262 17,759,616
Extreme Networks, Inc. ................. 1,151,842 23,785,537
Harmonic, Inc.
(b)
...................... 253,824 2,583,928
Inseego Corp.
(b)
...................... 19,630 293,861
Viavi Solutions, Inc. ................... 1,931,549 24,511,357
120,139,092
Construction & Engineering — 3.4%
Arcosa, Inc. ........................ 118,631 11,116,911
Argan, Inc. ......................... 116,117 31,357,396
Bowman Consulting Group Ltd.
(a) (b)
......... 116,075 4,916,937
Centuri Holdings, Inc.
(a)
................. 611,575 12,947,043
Construction Partners, Inc. , Class A
(a) (b)
...... 410,674 52,155,598
Dycom Industries, Inc.
(a)
................ 244,608 71,366,830
Granite Construction, Inc. ............... 330,076 36,192,833
IES Holdings, Inc.
(a) (b)
.................. 79,204 31,495,471
Limbach Holdings, Inc.
(a) (b)
............... 92,497 8,983,309
Matrix Service Co.
(a)
................... 51,854 678,250
MYR Group, Inc.
(a)
.................... 134,515 27,983,155
Orion Group Holdings, Inc.
(a) (b)
............ 60,874 506,472
Primoris Services Corp. ................ 441,885 60,684,067
Sterling Infrastructure, Inc.
(a) (b)
............ 260,835 88,600,433
438,984,705
Construction Materials — 0.4%
(b)
Knife River Corp.
(a)
.................... 500,717 38,490,116
Smith-Midland Corp.
(a)
................. 24,298 896,596
Titan America SA
(a)
.................... 213,322 3,187,031
United States Lime & Minerals, Inc. ......... 94,542 12,437,000
55,010,743
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a) (b)
............. 2,970 173,983
Dave, Inc. , Class A
(a) (b)
................. 80,866 16,120,637
Enova International, Inc.
(a)
............... 211,245 24,312,187
FirstCash Holdings, Inc. ................ 347,086 54,985,364
Jefferson Capital, Inc.
(b)
................. 34,560 596,506
LendingTree, Inc.
(a) (b)
.................. 92,547 5,990,567
NerdWallet, Inc. , Class A
(a)
............... 364,931 3,926,658
OppFi, Inc. , Class A ................... 212,173 2,403,920
Regional Management Corp. ............. 13,540 527,518
Upstart Holdings, Inc.
(a) (b)
................ 737,074 37,443,359
146,480,699
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc. (The)
(a)
........... 317,777 18,535,932
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 174,211 4,569,555
Natural Grocers by Vitamin Cottage, Inc. ..... 111,062 4,442,480
PriceSmart, Inc. ...................... 223,834 27,126,442
54,674,409
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA ............. 321,305 1,282,007
Myers Industries, Inc. .................. 49,764 843,002

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
O-I Glass, Inc.
(a) (b)
..................... 326,989 $ 4,241,047
6,366,056
Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.
(a)
.......... 310,545 47,963,675
American Public Education, Inc.
(a) (b)
......... 143,202 5,652,183
Carriage Services, Inc. ................. 121,694 5,420,251
Coursera, Inc.
(a)
...................... 1,205,255 14,113,536
Driven Brands Holdings, Inc.
(a) (b)
........... 522,119 8,411,337
European Wax Center, Inc. , Class A
(a)
....... 234,743 936,625
Frontdoor, Inc.
(a)
...................... 650,711 43,786,343
KinderCare Learning Cos., Inc.
(a) (b)
......... 272,738 1,810,980
Laureate Education, Inc.
(a)
............... 390,885 12,328,513
Lincoln Educational Services Corp.
(a) (b)
....... 262,033 6,157,776
McGraw Hill, Inc.
(a) (b)
................... 150,619 1,890,268
Mister Car Wash, Inc.
(a) (b)
................ 770,656 4,107,597
Nerdy, Inc. , Class A
(a) (b)
................. 520,063 655,279
OneSpaWorld Holdings Ltd. .............. 831,721 17,582,582
Stride, Inc.
(a) (b)
....................... 373,548 55,636,239
Udemy, Inc.
(a) (b)
...................... 847,246 5,939,194
Universal Technical Institute, Inc.
(a) (b)
........ 405,872 13,211,134
Zspace, Inc.
(a) (b)
...................... 14,556 14,262
245,617,774
Diversified REITs — 0.0%
Gladstone Commercial Corp. ............. 74,618 919,294
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
....................... 98,646 2,117,930
Bandwidth, Inc. , Class A
(a)
............... 57,705 961,942
Cogent Communications Holdings, Inc. ...... 392,950 15,069,633
Globalstar, Inc.
(a)
..................... 442,778 16,112,691
IDT Corp. , Class B .................... 110,381 5,774,030
Lumen Technologies, Inc.
(a) (b)
............. 7,377,180 45,148,342
85,184,568
Electric Utilities — 0.3%
Genie Energy Ltd. , Class B .............. 19,854 296,817
MGE Energy, Inc. ..................... 168,255 14,163,706
Oklo, Inc. , Class A
(a) (b)
.................. 222,045 24,786,884
Otter Tail Corp. ...................... 23,096 1,893,179
41,140,586
Electrical Equipment — 3.2%
Allient, Inc. ......................... 9,248 413,848
American Superconductor Corp.
(a) (b)
........ 380,814 22,616,543
Amprius Technologies, Inc.
(a) (b)
............ 812,571 8,548,247
Array Technologies, Inc.
(a) (b)
.............. 290,727 2,369,425
Bloom Energy Corp. , Class A
(a) (b)
.......... 1,872,490 158,356,479
Complete Solaria, Inc.
(a) (b)
............... 117,398 206,620
EnerSys ........................... 18,634 2,104,897
Enovix Corp.
(a) (b)
...................... 1,436,924 14,326,132
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 2,231,303 25,414,541
Fluence Energy, Inc. , Class A
(a) (b)
.......... 544,090 5,876,172
KULR Technology Group, Inc.
(a) (b)
.......... 316,121 1,315,063
LSI Industries, Inc. .................... 176,256 4,161,404
NANO Nuclear Energy, Inc.
(a) (b)
............ 255,151 9,838,623
NEXTracker, Inc. , Class A
(a)
.............. 1,020,202 75,484,746
NuScale Power Corp. , Class A
(a) (b)
.......... 1,105,816 39,809,376
Powell Industries, Inc.
(b)
................ 83,281 25,384,882
Power Solutions International, Inc.
(a) (b)
....... 52,649 5,171,185
Preformed Line Products Co. ............. 1,481 290,498
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 240,319 1,780,764
SKYX Platforms Corp.
(a) (b)
............... 503,367 563,771
Thermon Group Holdings, Inc.
(a)
........... 34,555 923,310
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a) (b)
....................... 203,718 $ 10,128,859
415,085,385
Electronic Equipment, Instruments & Components — 4.2%
908 Devices, Inc.
(a) (b)
................... 180,392 1,580,234
Advanced Energy Industries, Inc.
(b)
......... 329,930 56,134,290
Aeva Technologies, Inc.
(a) (b)
.............. 273,703 3,968,693
Arlo Technologies, Inc.
(a)
................ 867,440 14,703,108
Badger Meter, Inc. .................... 258,925 46,238,826
Belden, Inc. ........................ 345,927 41,604,640
Climb Global Solutions, Inc. .............. 34,743 4,684,746
CTS Corp. ......................... 37,043 1,479,497
Daktronics, Inc.
(a)
..................... 63,954 1,337,918
Evolv Technologies Holdings, Inc.
(a) (b)
....... 1,016,336 7,673,337
Fabrinet
(a) (b)
......................... 315,823 115,155,382
Frequency Electronics, Inc.
(a) (b)
............ 60,890 2,064,780
Insight Enterprises, Inc.
(a)
............... 85,829 9,733,867
Itron, Inc.
(a)
......................... 192,289 23,951,518
Knowles Corp.
(a) (b)
.................... 51,002 1,188,857
MicroVision, Inc.
(a) (b)
................... 1,358,898 1,685,033
Mirion Technologies, Inc. , Class A
(a) (b)
....... 2,037,656 47,395,879
M-Tron Industries, Inc.
(a)
................ 22,447 1,245,360
Napco Security Technologies, Inc. ......... 301,405 12,945,345
Neonode, Inc.
(a) (b)
..................... 84,529 295,006
nLight, Inc.
(a)
........................ 29,954 887,537
Novanta, Inc.
(a)
...................... 315,406 31,587,911
OSI Systems, Inc.
(a) (b)
.................. 139,823 34,849,485
Ouster, Inc. , Class A
(a) (b)
................ 443,199 11,988,533
Plexus Corp.
(a)
....................... 217,823 31,516,810
Red Cat Holdings, Inc.
(a) (b)
............... 743,296 7,693,114
Sanmina Corp.
(a) (b)
.................... 204,409 23,529,520
Vuzix Corp.
(a) (b)
...................... 527,127 1,649,907
538,769,133
Energy Equipment & Services — 1.2%
Archrock, Inc. ....................... 1,440,568 37,901,344
Aris Water Solutions, Inc. , Class A ......... 269,082 6,635,562
Atlas Energy Solutions, Inc. .............. 489,827 5,569,333
Cactus, Inc. , Class A .................. 597,564 23,585,851
DMC Global, Inc.
(a) (b)
................... 55,123 465,789
Energy Services of America Corp.
(b)
........ 102,556 1,061,455
Flowco Holdings, Inc. , Class A ............ 95,020 1,411,047
Helix Energy Solutions Group, Inc.
(a)
........ 285,693 1,874,146
Kodiak Gas Services, Inc. ............... 586,418 21,679,874
National Energy Services Reunited Corp.
(a) (b)
.. 56,423 578,900
Natural Gas Services Group, Inc. .......... 22,148 619,923
Oceaneering International, Inc.
(a)
.......... 721,276 17,873,219
Seadrill Ltd.
(a) (b)
...................... 200,678 6,062,482
Select Water Solutions, Inc. , Class A ........ 38,790 414,665
Solaris Energy Infrastructure, Inc. , Class A .... 322,475 12,889,326
Tidewater, Inc.
(a) (b)
.................... 408,155 21,766,906
160,389,822
Entertainment — 0.6%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 61,875 2,813,457
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 399,185 16,602,104
Cinemark Holdings, Inc. ................ 906,310 25,394,806
CuriosityStream, Inc. , Class A ............ 256,114 1,357,404
Golden Matrix Group, Inc.
(a) (b)
............. 163,693 184,973
IMAX Corp.
(a) (b)
...................... 382,597 12,530,052
Madison Square Garden Entertainment Corp.
(a) (b)
345,626 15,636,120
Playtika Holding Corp. ................. 117,502 457,083
Reservoir Media, Inc.
(a)
................. 15,300 124,542
Vivid Seats, Inc. , Class A
(a) (b)
............. 18,828 312,921
75,413,462

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 1.7%
AvidXchange Holdings, Inc.
(a) (b)
............ 1,489,702 $ 14,822,535
Burford Capital Ltd. ................... 1,115,625 13,342,875
Cantaloupe, Inc.
(a) (b)
................... 512,998 5,422,389
Cass Information Systems, Inc. ........... 92,884 3,653,128
EVERTEC, Inc. ...................... 560,102 18,920,245
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 74,809 12,566,416
Flywire Corp.
(a)
...................... 924,672 12,520,059
International Money Express, Inc.
(a)
......... 236,444 3,303,123
Marqeta, Inc. , Class A
(a)
................ 1,544,765 8,156,359
NCR Atleos Corp.
(a)
................... 638,534 25,100,771
Pagseguro Digital Ltd. , Class A ........... 974,732 9,747,320
Payoneer Global, Inc.
(a)
................. 2,433,012 14,719,723
Paysign, Inc.
(a) (b)
...................... 308,924 1,943,132
Priority Technology Holdings, Inc.
(a) (b)
........ 219,039 1,504,798
Remitly Global, Inc.
(a)
.................. 1,463,524 23,855,441
Sezzle, Inc.
(a) (b)
...................... 126,398 10,052,433
StoneCo Ltd. , Class A
(a) (b)
............... 2,190,494 41,422,241
221,052,988
Food Products — 1.0%
Beyond Meat, Inc.
(a) (b)
.................. 65,493 123,782
BRC, Inc. , Class A
(a) (b)
.................. 825,420 1,287,655
Calavo Growers, Inc. .................. 133,372 3,432,995
Cal-Maine Foods, Inc. .................. 401,211 37,753,955
Forafric Global plc
(a) (b)
.................. 34,922 303,472
J & J Snack Foods Corp. ................ 135,976 13,065,934
John B Sanfilippo & Son, Inc. ............. 39,492 2,538,546
Lifeway Foods, Inc.
(a) (b)
................. 45,134 1,252,920
Mama's Creations, Inc.
(a)
................ 298,127 3,133,315
Marzetti Co. (The) .................... 175,739 30,365,942
Simply Good Foods Co. (The)
(a)
........... 525,233 13,036,283
SunOpta, Inc.
(a) (b)
..................... 837,559 4,908,096
Tootsie Roll Industries, Inc. .............. 160,617 6,733,064
Vital Farms, Inc.
(a) (b)
................... 301,956 12,425,489
Westrock Coffee Co.
(a) (b)
................ 330,552 1,606,483
131,967,931
Gas Utilities — 0.1%
Chesapeake Utilities Corp. .............. 67,683 9,116,224
RGC Resources, Inc. .................. 5,146 115,476
9,231,700
Ground Transportation — 0.1%
Covenant Logistics Group, Inc. , Class A ...... 28,125 609,187
FTAI Infrastructure, Inc. ................. 942,069 4,107,421
Hertz Global Holdings, Inc.
(a) (b)
............ 1,025,206 6,971,401
RXO, Inc.
(a) (b)
........................ 83,800 1,288,844
Werner Enterprises, Inc. ................ 77,999 2,052,934
15,029,787
Health Care Equipment & Supplies — 3.6%
Accuray, Inc.
(a)
....................... 801,389 1,338,320
Alphatec Holdings, Inc.
(a) (b)
............... 1,011,499 14,707,195
AngioDynamics, Inc.
(a) (b)
................ 75,063 838,454
Anteris Technologies Global Corp.
(a) (b)
....... 286,421 1,288,894
Artivion, Inc.
(a)
....................... 271,186 11,482,015
AtriCure, Inc.
(a) (b)
..................... 422,038 14,876,839
AxoGen, Inc.
(a)
....................... 382,863 6,830,276
Beta Bionics, Inc.
(a) (b)
.................. 292,531 5,812,591
Bioventus, Inc. , Class A
(a) (b)
.............. 399,110 2,670,046
Butterfly Network, Inc. , Class A
(a) (b)
......... 1,675,512 3,233,738
CapsoVision, Inc.
(a)
.................... 27,483 133,018
Carlsmed, Inc.
(a) (b)
.................... 45,876 614,280
Ceribell, Inc.
(a) (b)
...................... 216,065 2,482,587
Cerus Corp.
(a) (b)
...................... 1,617,973 2,572,577
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ClearPoint Neuro, Inc.
(a) (b)
............... 228,842 $ 4,986,467
CVRx, Inc.
(a) (b)
....................... 145,355 1,173,015
Delcath Systems, Inc.
(a)
................. 263,387 2,831,410
Electromed, Inc.
(a)
.................... 62,189 1,526,740
Embecta Corp. ...................... 60,024 846,939
Glaukos Corp.
(a)
...................... 487,975 39,794,361
Haemonetics Corp.
(a)
.................. 420,340 20,487,372
ICU Medical, Inc.
(a) (b)
................... 158,253 18,984,030
Integer Holdings Corp.
(a) (b)
............... 300,716 31,072,984
iRadimed Corp. ...................... 71,410 5,081,536
iRhythm Technologies, Inc.
(a) (b)
............ 278,078 47,826,635
Kestra Medical Technologies Ltd.
(a) (b)
........ 100,727 2,393,273
KORU Medical Systems, Inc.
(a) (b)
........... 376,735 1,442,895
Lantheus Holdings, Inc.
(a)
............... 595,479 30,542,118
LeMaitre Vascular, Inc. ................. 181,927 15,920,432
LENSAR, Inc.
(a) (b)
..................... 83,630 1,032,830
Lucid Diagnostics, Inc.
(a) (b)
............... 258,455 261,040
Merit Medical Systems, Inc.
(a)
............. 474,397 39,484,062
Myomo, Inc.
(a) (b)
...................... 279,032 248,896
Neuronetics, Inc.
(a) (b)
................... 316,137 863,054
NeuroPace, Inc.
(a) (b)
................... 209,721 2,162,223
Novocure Ltd.
(a)
...................... 895,814 11,573,917
OrthoPediatrics Corp.
(a)
................. 34,294 635,468
Outset Medical, Inc.
(a) (b)
................. 52,598 742,684
PROCEPT BioRobotics Corp.
(a) (b)
.......... 458,225 16,354,050
Pro-Dex, Inc.
(a) (b)
..................... 18,356 621,351
Pulmonx Corp.
(a) (b)
.................... 324,650 525,933
Pulse Biosciences, Inc.
(a) (b)
............... 153,794 2,722,154
QuidelOrtho Corp.
(a) (b)
.................. 254,695 7,500,768
RxSight, Inc.
(a) (b)
...................... 304,803 2,740,179
Sanara Medtech, Inc.
(a) (b)
................ 25,400 805,942
SANUWAVE Health, Inc.
(a) (b)
.............. 60,634 2,272,562
Semler Scientific, Inc.
(a) (b)
................ 18,595 557,850
Shoulder Innovations, Inc.
(a) (b)
............. 26,112 327,706
SI-BONE, Inc.
(a)
...................... 332,107 4,888,615
Sight Sciences, Inc.
(a) (b)
................. 357,743 1,230,636
STAAR Surgical Co.
(a)
.................. 375,790 10,097,477
Stereotaxis, Inc.
(a) (b)
................... 475,980 1,480,298
Surmodics, Inc.
(a)
..................... 124,073 3,708,542
Tandem Diabetes Care, Inc.
(a)
............ 581,440 7,058,682
TransMedics Group, Inc.
(a) (b)
.............. 289,850 32,521,170
Treace Medical Concepts, Inc.
(a) (b)
.......... 414,581 2,781,838
UFP Technologies, Inc.
(a)
................ 65,618 13,097,353
462,088,317
Health Care Providers & Services — 4.9%
Addus HomeCare Corp.
(a)
............... 76,402 9,014,672
agilon health, Inc.
(a)
................... 2,702,715 2,783,796
AirSculpt Technologies, Inc.
(a) (b)
........... 106,328 852,751
Alignment Healthcare, Inc.
(a) (b)
............ 1,272,048 22,197,238
Ardent Health, Inc.
(a) (b)
.................. 17,052 225,939
Astrana Health, Inc.
(a) (b)
................. 355,699 10,084,067
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 321,670 2,853,213
BrightSpring Health Services, Inc.
(a) (b)
....... 817,667 24,170,237
Brookdale Senior Living, Inc.
(a)
............ 1,770,835 14,998,972
Clover Health Investments Corp. , Class A
(a) (b)
.. 3,518,603 10,766,925
Community Health Systems, Inc.
(a) (b)
........ 723,887 2,323,677
Concentra Group Holdings Parent, Inc. ...... 956,894 20,027,791
CorVel Corp.
(a)
....................... 254,092 19,671,803
Ensign Group, Inc. (The) ................ 491,126 84,851,839
GeneDx Holdings Corp. , Class A
(a) (b)
........ 163,724 17,639,624
Guardant Health, Inc.
(a)
................. 1,043,688 65,209,626
HealthEquity, Inc.
(a) (b)
.................. 746,424 70,738,603
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,664,674 94,420,309
Innovage Holding Corp.
(a)
............... 58,098 299,786

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Joint Corp. (The)
(a) (b)
................... 128,028 $ 1,221,387
LifeStance Health Group, Inc.
(a) (b)
.......... 642,381 3,533,096
Nano-X Imaging Ltd.
(a) (b)
................ 140,060 518,222
National Research Corp. ................ 112,944 1,443,424
NeoGenomics, Inc.
(a)
.................. 108,240 835,613
Nutex Health, Inc.
(a) (b)
.................. 29,908 3,090,095
Omada Health, Inc.
(a) (b)
................. 49,354 1,091,217
Oncology Institute, Inc. (The)
(a) (b)
........... 512,114 1,787,278
Option Care Health, Inc.
(a) (b)
.............. 1,436,608 39,880,238
PACS Group, Inc.
(a) (b)
.................. 356,415 4,893,578
Pennant Group, Inc. (The)
(a)
.............. 296,120 7,468,146
Performant Healthcare, Inc.
(a) (b)
............ 460,443 3,559,224
Privia Health Group, Inc.
(a)
............... 1,002,514 24,962,599
Progyny, Inc.
(a)
....................... 653,420 14,061,598
RadNet, Inc.
(a) (b)
...................... 483,744 36,866,130
Sonida Senior Living, Inc.
(a) (b)
............. 29,732 824,171
Talkspace, Inc.
(a) (b)
.................... 1,251,688 3,454,659
US Physical Therapy, Inc. ............... 80,913 6,873,559
Viemed Healthcare, Inc.
(a)
............... 296,142 2,010,804
631,505,906
Health Care REITs — 0.3%
American Healthcare REIT, Inc. ........... 493,824 20,745,546
CareTrust REIT, Inc. ................... 186,390 6,464,005
National Health Investors, Inc. ............ 91,525 7,276,238
Strawberry Fields REIT, Inc. ............. 54,992 676,402
Universal Health Realty Income Trust ....... 98,508 3,858,558
39,020,749
Health Care Technology — 0.6%
Claritev Corp.
(a) (b)
..................... 67,646 3,590,650
Evolent Health, Inc. , Class A
(a)
............ 335,959 2,842,213
HealthStream, Inc. .................... 88,264 2,492,575
LifeMD, Inc.
(a) (b)
...................... 227,194 1,542,647
OptimizeRx Corp.
(a) (b)
.................. 137,638 2,821,579
Phreesia, Inc.
(a) (b)
..................... 499,407 11,746,053
Schrodinger, Inc.
(a) (b)
................... 490,997 9,849,400
Simulations Plus, Inc.
(a)
................. 145,748 2,196,422
Teladoc Health, Inc.
(a) (b)
................. 295,663 2,285,475
TruBridge, Inc.
(a) (b)
.................... 85,889 1,732,381
Waystar Holding Corp.
(a)
................ 807,782 30,631,094
71,730,489
Hotel & Resort REITs — 0.5%
DiamondRock Hospitality Co. ............. 1,034,529 8,234,851
Ryman Hospitality Properties, Inc. ......... 541,619 48,523,646
Sunstone Hotel Investors, Inc. ............ 122,106 1,144,133
Xenia Hotels & Resorts, Inc. ............. 132,724 1,820,974
59,723,604
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc. , Class A
(a)
........ 474,911 5,257,265
Bally's Corp.
(a)
....................... 72,000 799,200
BJ's Restaurants, Inc.
(a) (b)
............... 111,787 3,412,857
Bloomin' Brands, Inc. .................. 453,582 3,252,183
Brinker International, Inc.
(a)
.............. 387,291 49,062,024
Cheesecake Factory, Inc. (The) ........... 403,240 22,033,034
Cracker Barrel Old Country Store, Inc. ....... 53,410 2,353,245
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 237,565 4,314,180
Denny's Corp.
(a) (b)
..................... 42,760 223,635
Dine Brands Global, Inc. ................ 21,255 525,424
First Watch Restaurant Group, Inc.
(a)
........ 393,435 6,153,323
Genius Sports Ltd.
(a) (b)
.................. 1,906,075 23,597,209
Global Business Travel Group I
(a) (b)
......... 734,340 5,933,467
Hilton Grand Vacations, Inc.
(a) (b)
........... 501,281 20,958,559
Inspired Entertainment, Inc.
(a)
............. 223,392 2,095,417
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc. ................... 139,263 $ 2,753,230
Krispy Kreme, Inc.
(b)
................... 92,354 357,410
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 54,718 3,250,796
Life Time Group Holdings, Inc.
(a)
........... 1,184,086 32,680,774
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 325,311 4,163,981
Monarch Casino & Resort, Inc. ............ 111,434 11,794,175
Nathan's Famous, Inc. ................. 22,300 2,469,502
Papa John's International, Inc. ............ 25,161 1,211,502
Potbelly Corp.
(a)
...................... 198,695 3,385,763
Pursuit Attractions & Hospitality, Inc.
(a)
....... 10,519 380,577
RCI Hospitality Holdings, Inc.
(b)
............ 42,026 1,282,213
Red Rock Resorts, Inc. , Class A
(b)
.......... 235,890 14,403,443
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 774,532 15,862,415
Sabre Corp.
(a) (b)
...................... 833,315 1,524,966
Serve Robotics, Inc.
(a) (b)
................. 365,259 4,247,962
Shake Shack, Inc. , Class A
(a)
............. 339,080 31,741,279
Six Flags Entertainment Corp.
(a) (b)
.......... 674,967 15,335,250
Super Group SGHC Ltd. ................ 1,391,862 18,372,578
Sweetgreen, Inc. , Class A
(a) (b)
............. 913,441 7,289,259
United Parks & Resorts, Inc.
(a) (b)
........... 224,042 11,582,971
Xponential Fitness, Inc. , Class A
(a) (b)
........ 239,296 1,864,116
335,925,184
Household Durables — 1.2%
Cavco Industries, Inc.
(a)
................. 66,562 38,654,550
Champion Homes, Inc.
(a) (b)
............... 499,803 38,169,955
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 60,989 1,580,835
Green Brick Partners, Inc.
(a)
.............. 92,157 6,806,716
Installed Building Products, Inc.
(b)
.......... 204,502 50,442,464
Lovesac Co. (The)
(a) (b)
.................. 73,110 1,237,752
Sonos, Inc.
(a)
........................ 941,986 14,883,379
151,775,651
Household Products — 0.3%
Energizer Holdings, Inc. ................ 453,198 11,280,098
Oil-Dri Corp. of America ................ 68,100 4,156,824
WD-40 Co. ......................... 119,077 23,529,615
38,966,537
Independent Power and Renewable Electricity Producers
— 0.0%
(a)(b)
Hallador Energy Co. ................... 252,338 4,938,255
Montauk Renewables, Inc. .............. 109,846 220,790
5,159,045
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 72,426 2,428,444
Insurance — 1.9%
Abacus Global Management, Inc.
(a) (b)
........ 104,747 600,200
American Coastal Insurance Corp. ......... 113,119 1,288,425
American Integrity Insurance Group, Inc.
(a) (b)
... 28,787 642,238
AMERISAFE, Inc. .................... 92,924 4,073,788
Aspen Insurance Holdings Ltd. , Class A
(a) (b)
... 81,745 3,000,859
Ategrity Specialty Holdings LLC
(a)
.......... 23,028 455,264
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
614,143 17,324,974
Bowhead Specialty Holdings, Inc.
(a)
......... 138,323 3,740,254
Crawford & Co. , Class A, NVS ............ 146,326 1,565,688
F&G Annuities & Life, Inc. ............... 13,846 432,964
Goosehead Insurance, Inc. , Class A ........ 166,585 12,397,256
HCI Group, Inc. ...................... 89,907 17,255,851
Heritage Insurance Holdings, Inc.
(a)
......... 157,270 3,960,059
Hippo Holdings, Inc.
(a)
.................. 84,534 3,056,749
Investors Title Co. .................... 2,584 692,073
Kestrel Group Ltd.
(b)
................... 18,024 492,236
Kingstone Cos., Inc. ................... 91,203 1,340,684
Kingsway Financial Services, Inc.
(a) (b)
........ 182,563 2,669,071

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Lemonade, Inc.
(a) (b)
.................... 485,486 $ 25,988,066
Oscar Health, Inc. , Class A
(a) (b)
............ 1,700,314 32,186,944
Palomar Holdings, Inc.
(a)
................ 230,271 26,884,139
Root, Inc. , Class A
(a) (b)
.................. 100,275 8,975,615
Selective Insurance Group, Inc. ........... 469,408 38,054,907
Selectquote, Inc.
(a)
.................... 854,807 1,675,422
SiriusPoint Ltd.
(a)
..................... 49,737 899,742
Skyward Specialty Insurance Group, Inc.
(a)
.... 312,143 14,845,521
Slide Insurance Holdings, Inc.
(a) (b)
.......... 84,980 1,341,409
Tiptree, Inc. ........................ 60,748 1,164,539
Trupanion, Inc.
(a) (b)
.................... 324,220 14,032,242
Universal Insurance Holdings, Inc. ......... 53,948 1,418,832
242,456,011
Interactive Media & Services — 0.7%
(a)
Arena Group Holdings, Inc. (The)
(b)
......... 118,887 650,312
Bumble, Inc. , Class A .................. 72,035 438,693
Cargurus, Inc. , Class A
(b)
................ 720,681 26,830,954
EverQuote, Inc. , Class A
(b)
............... 243,669 5,572,710
fuboTV, Inc.
(b)
....................... 2,907,053 12,064,270
Grindr, Inc.
(b)
........................ 293,381 4,406,583
MediaAlpha, Inc. , Class A ............... 289,995 3,300,143
QuinStreet, Inc. ...................... 472,456 7,308,894
Rumble, Inc. , Class A
(b)
................. 215,313 1,558,866
Travelzoo
(b)
......................... 49,373 485,337
TripAdvisor, Inc.
(b)
.................... 486,629 7,912,587
Vimeo, Inc. ......................... 540,807 4,191,254
Yelp, Inc.
(b)
......................... 536,953 16,752,934
ZipRecruiter, Inc. , Class A ............... 600,143 2,532,603
94,006,140
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 1,418,765 32,546,469
Backblaze, Inc. , Class A
(a)
............... 466,915 4,332,971
BigBear.ai Holdings, Inc.
(a) (b)
.............. 596,104 3,886,598
Commerce.com, Inc.
(a) (b)
................ 580,583 2,897,109
Crexendo, Inc.
(a)
..................... 126,905 824,883
CSP, Inc.
(b)
......................... 53,665 619,831
DigitalOcean Holdings, Inc.
(a)
............. 596,118 20,363,391
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 467,882 3,607,370
Hackett Group, Inc. (The) ............... 202,504 3,849,601
Information Services Group, Inc. ........... 109,820 631,465
Rackspace Technology, Inc.
(a) (b)
........... 175,982 248,135
TSS, Inc.
(a) (b)
........................ 165,126 2,990,432
Tucows, Inc. , Class A
(a) (b)
................ 13,575 251,884
Unisys Corp.
(a)
....................... 491,796 1,918,004
VTEX , Class A
(a) (b)
.................... 517,301 2,265,778
81,233,921
Leisure Products — 0.3%
Acushnet Holdings Corp.
(b)
.............. 241,498 18,955,178
Latham Group, Inc.
(a)
.................. 345,296 2,627,702
Marine Products Corp. ................. 39,209 347,784
Peloton Interactive, Inc. , Class A
(a) (b)
........ 1,163,713 10,473,417
Sturm Ruger & Co., Inc. ................ 48,064 2,089,342
34,493,423
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc. , Class A
(a) (b)
........... 240,418 2,810,486
Adaptive Biotechnologies Corp.
(a)
.......... 1,303,012 19,493,060
Alpha Teknova, Inc.
(a) (b)
................. 88,162 545,723
Atlantic International Corp.
(a) (b)
............ 38,213 116,550
BioLife Solutions, Inc.
(a) (b)
................ 331,139 8,447,356
Codexis, Inc.
(a) (b)
..................... 615,586 1,502,030
CryoPort, Inc.
(a) (b)
..................... 98,717 935,837
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 19,733 287,707
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Lifecore Biomedical, Inc.
(a) (b)
.............. 168,967 $ 1,243,597
Mesa Laboratories, Inc.
(b)
............... 45,080 3,020,811
Niagen Bioscience, Inc.
(a) (b)
.............. 457,555 4,268,988
OmniAb, Inc.
(a) (b)
..................... 147,029 235,246
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 5,861 —
Quanterix Corp.
(a) (b)
................... 41,535 225,535
43,132,926
Machinery — 5.0%
Aebi Schmidt Holding AG ............... 26,736 333,398
Alamo Group, Inc. .................... 27,328 5,216,915
Albany International Corp. , Class A ......... 79,652 4,245,452
Atmus Filtration Technologies, Inc. ......... 658,755 29,703,263
Blue Bird Corp.
(a) (b)
.................... 276,267 15,899,166
Chart Industries, Inc.
(a)
................. 395,277 79,114,692
Douglas Dynamics, Inc. ................ 171,910 5,373,907
Energy Recovery, Inc.
(a)
................ 464,566 7,163,608
Enerpac Tool Group Corp. , Class A ......... 472,395 19,368,195
Enpro, Inc.
(b)
........................ 23,804 5,379,704
ESCO Technologies, Inc. ............... 227,588 48,046,103
Federal Signal Corp. .................. 525,329 62,508,898
Franklin Electric Co., Inc. ............... 348,566 33,183,483
Gorman-Rupp Co. (The) ................ 181,749 8,434,971
Graham Corp.
(a)
...................... 90,996 4,995,680
JBT Marel Corp.
(b)
.................... 220,690 30,995,910
Kadant, Inc. ........................ 103,196 30,709,066
Lindsay Corp. ....................... 94,652 13,304,285
Mayville Engineering Co., Inc.
(a)
........... 9,922 136,527
Microvast Holdings, Inc.
(a) (b)
.............. 1,106,981 4,261,877
Mueller Water Products, Inc. , Class A ....... 1,360,444 34,718,531
Omega Flex, Inc. ..................... 31,554 984,011
REV Group, Inc. ..................... 423,381 23,993,001
Richtech Robotics, Inc. , Class B
(a) (b)
........ 606,545 2,602,078
SPX Technologies, Inc.
(a)
................ 421,747 78,773,905
Standex International Corp.
(b)
............. 85,756 18,171,696
Trinity Industries, Inc. .................. 334,163 9,369,930
Watts Water Technologies, Inc. , Class A ...... 240,522 67,172,984
Worthington Enterprises, Inc. ............. 89,088 4,943,493
649,104,729
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.
(a)
......... 5,182 74,465
Media — 0.5%
Altice USA, Inc. , Class A
(a) (b)
.............. 340,743 821,191
Boston Omaha Corp. , Class A
(a) (b)
.......... 12,429 162,571
Emerald Holding, Inc. .................. 109,247 556,067
Entravision Communications Corp. , Class A ... 110,032 256,374
Gambling.com Group Ltd.
(a) (b)
............. 147,050 1,202,869
Gannett Co., Inc.
(a) (b)
................... 1,100,586 4,545,420
Ibotta, Inc. , Class A
(a) (b)
................. 121,169 3,374,557
Integral Ad Science Holding Corp.
(a)
........ 95,523 971,469
John Wiley & Sons, Inc. , Class A .......... 338,695 13,706,987
Magnite, Inc.
(a) (b)
...................... 1,221,373 26,601,504
Stagwell, Inc. , Class A
(a) (b)
............... 997,670 5,616,882
TechTarget, Inc.
(a) (b)
................... 26,564 154,337
Thryv Holdings, Inc.
(a) (b)
................. 324,721 3,916,135
61,886,363
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.
(a)
....... 30,712 5,039,532
American Battery Technology Co.
(a) (b)
........ 418,080 2,031,869
Century Aluminum Co.
(a)
................ 463,503 13,608,448
Coeur Mining, Inc.
(a) (b)
.................. 2,799,384 52,516,444
Compass Minerals International, Inc.
(a)
....... 228,867 4,394,246

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Constellium SE , Class A
(a)
............... 460,981 $ 6,859,397
Contango ORE, Inc.
(a) (b)
................. 74,091 1,847,089
Critical Metals Corp.
(a) (b)
................. 95,796 595,851
Dakota Gold Corp.
(a)
................... 748,300 3,404,765
Elevra Lithium Ltd. , ADR
(a)
............... 1 24
Hecla Mining Co.
(b)
.................... 1,262,730 15,279,033
Idaho Strategic Resources, Inc.
(a) (b)
......... 114,459 3,867,570
Ivanhoe Electric, Inc.
(a) (b)
................ 645,178 8,096,984
Kaiser Aluminum Corp. ................. 72,792 5,616,631
Lifezone Metals Ltd.
(a) (b)
................. 243,580 1,334,818
Materion Corp. ...................... 34,735 4,196,335
NioCorp Developments Ltd.
(a) (b)
........... 601,340 4,016,951
Novagold Resources, Inc.
(a) (b)
............. 2,456,110 21,613,768
Perpetua Resources Corp.
(a) (b)
............ 653,879 13,227,972
Ramaco Resources, Inc. , Class A
(a) (b)
....... 252,664 8,385,918
United States Antimony Corp.
(a) (b)
.......... 830,886 5,151,493
US Gold Corp.
(a) (b)
.................... 105,378 1,736,630
US Goldmining, Inc.
(a)
.................. 13,473 173,196
Vox Royalty Corp.
(b)
................... 360,747 1,551,212
184,546,176
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp.
(a) (b)
....... 6,546 138,513
Angel Oak Mortgage REIT, Inc. ........... 51,404 481,656
Apollo Commercial Real Estate Finance, Inc. .. 615,003 6,229,980
Two Harbors Investment Corp. ............ 479,830 4,735,922
11,586,071
Oil, Gas & Consumable Fuels — 1.7%
Calumet, Inc.
(a) (b)
..................... 71,091 1,297,411
Centrus Energy Corp. , Class A
(a) (b)
......... 106,720 33,090,670
Comstock Resources, Inc.
(a)
.............. 448,982 8,903,313
Core Natural Resources, Inc. ............. 157,103 13,114,958
CVR Energy, Inc.
(a)
.................... 272,014 9,923,071
Delek US Holdings, Inc. ................ 521,137 16,817,091
Empire Petroleum Corp.
(a) (b)
.............. 117,137 529,459
Energy Fuels, Inc.
(a) (b)
.................. 499,288 7,664,071
Evolution Petroleum Corp. ............... 222,572 1,072,797
FLEX LNG Ltd.
(b)
..................... 38,664 974,333
Gulfport Energy Corp.
(a)
................ 138,413 25,049,985
Infinity Natural Resources, Inc. , Class A
(a)
.... 22,377 293,363
Kinetik Holdings, Inc. , Class A ............ 283,306 12,108,498
Kolibri Global Energy, Inc.
(a) (b)
............. 61,768 342,812
Lightbridge Corp.
(a) (b)
................... 183,765 3,897,656
Magnolia Oil & Gas Corp. , Class A ......... 330,341 7,885,240
NextDecade Corp.
(a) (b)
.................. 1,179,346 8,007,759
NextNRG, Inc.
(a) (b)
.................... 37,135 67,957
OPAL Fuels, Inc. , Class A
(a) (b)
............. 145,222 319,488
Par Pacific Holdings, Inc.
(a) (b)
............. 126,481 4,479,957
PrimeEnergy Resources Corp.
(a) (b)
.......... 779 130,116
REX American Resources Corp.
(a)
......... 68,064 2,084,120
Riley Exploration Permian, Inc. ............ 21,312 577,768
Sable Offshore Corp. , Class A
(a) (b)
.......... 662,869 11,573,693
Uranium Energy Corp.
(a) (b)
............... 3,721,805 49,648,879
VAALCO Energy, Inc. .................. 112,922 453,947
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 24,739 75,454
World Kinect Corp. .................... 60,257 1,563,669
XCF Global, Inc. , Class A
(a) (b)
............. 96,212 126,038
222,073,573
Paper & Forest Products — 0.0%
Sylvamo Corp. ...................... 80,950 3,579,609
Passenger Airlines — 0.6%
(a)
Allegiant Travel Co. ................... 23,212 1,410,593
Frontier Group Holdings, Inc.
(b)
............ 502,785 2,219,796
Security
Shares
Shares Value
Passenger Airlines (continued)
Joby Aviation, Inc. , Class A
(b)
............. 4,032,926 $ 65,091,426
Sun Country Airlines Holdings, Inc. ......... 254,161 3,001,641
71,723,456
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 837,231 1,666,090
FitLife Brands, Inc.
(a)
................... 31,452 625,580
Herbalife Ltd.
(a) (b)
..................... 651,553 5,499,108
Honest Co., Inc. (The)
(a) (b)
............... 410,407 1,510,298
Interparfums, Inc. ..................... 160,256 15,765,985
Lifevantage Corp. .................... 95,388 928,125
Nature's Sunshine Products, Inc.
(a)
......... 38,214 593,081
26,588,267
Pharmaceuticals — 2.6%
Aardvark Therapeutics, Inc.
(a) (b)
............ 31,133 413,758
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
.... 1,139,278 11,404,173
Amphastar Pharmaceuticals, Inc.
(a)
......... 24,421 650,820
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 473,419 6,433,764
ANI Pharmaceuticals, Inc.
(a)
.............. 158,294 14,499,730
Aquestive Therapeutics, Inc.
(a) (b)
........... 255,419 1,427,792
Arvinas, Inc.
(a)
....................... 61,315 522,404
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 778,732 11,891,238
Axsome Therapeutics, Inc.
(a) (b)
............ 354,024 42,996,215
Biote Corp. , Class A
(a)
.................. 90,161 270,483
Collegium Pharmaceutical, Inc.
(a) (b)
......... 278,395 9,741,041
CorMedix, Inc.
(a) (b)
.................... 612,876 7,127,748
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 790,838 32,938,403
Edgewise Therapeutics, Inc.
(a) (b)
........... 588,817 9,550,612
Enliven Therapeutics, Inc.
(a) (b)
............. 370,628 7,586,755
Esperion Therapeutics, Inc.
(a) (b)
............ 585,350 1,551,177
Eton Pharmaceuticals, Inc.
(a) (b)
............ 223,512 4,856,916
Evolus, Inc.
(a) (b)
...................... 509,600 3,128,944
Fulcrum Therapeutics, Inc.
(a) (b)
............ 24,976 229,779
Harmony Biosciences Holdings, Inc.
(a)
....... 380,917 10,498,073
Harrow, Inc.
(a) (b)
...................... 275,090 13,253,836
Indivior plc
(a) (b)
....................... 899,959 21,698,011
Innoviva, Inc.
(a)
...................... 476,532 8,696,709
Journey Medical Corp.
(a) (b)
............... 110,007 783,250
LENZ Therapeutics, Inc.
(a) (b)
.............. 141,032 6,569,271
Ligand Pharmaceuticals, Inc.
(a)
............ 19,203 3,401,619
Liquidia Corp.
(a) (b)
..................... 559,637 12,726,145
Maze Therapeutics, Inc.
(a)
............... 12,683 328,870
MediWound Ltd.
(a) (b)
................... 64,975 1,170,849
Mind Medicine MindMed, Inc.
(a) (b)
.......... 211,490 2,493,467
Nuvation Bio, Inc. , Class A
(a) (b)
............ 172,993 640,074
Ocular Therapeutix, Inc.
(a) (b)
.............. 1,225,540 14,326,563
Omeros Corp.
(a) (b)
..................... 500,413 2,051,693
Pacira BioSciences, Inc.
(a) (b)
.............. 34,848 898,033
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 100,036 1,177,424
Phibro Animal Health Corp. , Class A ........ 178,188 7,209,486
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 78,666 4,908,758
scPharmaceuticals, Inc.
(a) (b)
.............. 342,353 1,941,142
SIGA Technologies, Inc. ................ 293,006 2,681,005
Supernus Pharmaceuticals, Inc.
(a)
.......... 39,306 1,878,434
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 341,849 20,316,086
Theravance Biopharma, Inc.
(a) (b)
........... 271,506 3,963,988
Trevi Therapeutics, Inc.
(a) (b)
.............. 760,154 6,955,409
Tvardi Therapeutics, Inc.
(a) (b)
............. 4,165 162,310
WaVe Life Sciences Ltd.
(a) (b)
.............. 863,580 6,321,406
Xeris Biopharma Holdings, Inc.
(a)
.......... 1,335,242 10,868,870
Zevra Therapeutics, Inc.
(a) (b)
.............. 474,301 4,510,602
339,653,135

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 2.9%
Acuren Corp.
(a) (b)
..................... 349,019 $ 4,645,443
Barrett Business Services, Inc. ............ 216,158 9,580,123
BlackSky Technology, Inc. , Class A
(a) (b)
....... 270,778 5,456,177
CBIZ, Inc.
(a) (b)
........................ 430,327 22,790,118
CRA International, Inc. ................. 57,572 12,005,489
CSG Systems International, Inc. ........... 216,113 13,913,355
Exponent, Inc. ....................... 444,261 30,867,254
First Advantage Corp.
(a) (b)
............... 470,149 7,235,593
Franklin Covey Co.
(a) (b)
................. 84,108 1,632,536
Huron Consulting Group, Inc.
(a)
............ 148,328 21,770,101
IBEX Holdings Ltd.
(a)
................... 93,378 3,783,677
Innodata, Inc.
(a) (b)
..................... 267,558 20,620,695
Insperity, Inc. ........................ 315,084 15,502,133
Kforce, Inc. ......................... 131,777 3,950,674
Korn Ferry ......................... 206,256 14,433,795
Legalzoom.com, Inc.
(a)
................. 1,032,150 10,713,717
Maximus, Inc. ....................... 495,195 45,245,967
Planet Labs PBC , Class A
(a) (b)
............. 2,035,222 26,417,182
RCM Technologies, Inc.
(a) (b)
.............. 46,339 1,230,300
Resolute Holdings Management, Inc.
(a) (b)
..... 14,950 1,078,642
Spire Global, Inc. , Class A
(a) (b)
............ 240,884 2,647,315
TriNet Group, Inc. .................... 260,885 17,450,598
Upwork, Inc.
(a)
....................... 1,072,899 19,923,734
Verra Mobility Corp. , Class A
(a)
............ 1,392,225 34,387,958
Willdan Group, Inc.
(a)
.................. 82,593 7,985,917
WNS Holdings Ltd.
(a)
.................. 326,937 24,935,485
380,203,978
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a)
................ 4,074,690 32,719,761
eXp World Holdings, Inc.
(b)
............... 767,116 8,177,456
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 55,190 1,028,742
Real Brokerage, Inc. (The)
(a)
............. 927,332 3,876,248
St. Joe Co. (The) ..................... 332,261 16,440,274
62,242,481
Residential REITs — 0.1%
Apartment Investment & Management Co. , Class
A ............................. 661,939 5,249,176
NexPoint Residential Trust, Inc. ........... 61,131 1,969,641
UMH Properties, Inc. .................. 688,609 10,225,844
17,444,661
Retail REITs — 0.4%
Alexander's, Inc. ..................... 19,131 4,486,028
CBL & Associates Properties, Inc. .......... 118,896 3,635,840
NETSTREIT Corp. .................... 200,008 3,612,144
Phillips Edison & Co., Inc. ............... 197,240 6,771,249
Saul Centers, Inc. .................... 96,860 3,086,928
Tanger, Inc. ......................... 882,359 29,859,029
51,451,218
Semiconductors & Semiconductor Equipment — 5.3%
Aehr Test Systems
(a) (b)
.................. 201,052 6,053,676
Aeluma, Inc.
(a) (b)
...................... 15,332 246,845
Ambarella, Inc.
(a) (b)
.................... 355,113 29,303,925
Ambiq Micro, Inc.
(a) (b)
.................. 25,595 765,802
Atomera, Inc.
(a) (b)
..................... 260,925 1,153,289
Axcelis Technologies, Inc.
(a) (b)
............. 20,958 2,046,339
Blaize Holdings, Inc.
(a) (b)
................ 403,782 1,393,048
CEVA, Inc.
(a) (b)
....................... 179,531 4,741,414
Credo Technology Group Holding Ltd.
(a)
...... 1,294,025 188,422,980
FormFactor, Inc.
(a)
.................... 508,133 18,506,204
Impinj, Inc.
(a) (b)
....................... 226,457 40,932,103
indie Semiconductor, Inc. , Class A
(a) (b)
....... 648,828 2,640,730
Kopin Corp.
(a) (b)
...................... 1,409,989 3,426,273
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc. ............ 262,738 $ 10,677,672
MaxLinear, Inc.
(a) (b)
.................... 94,967 1,527,069
Navitas Semiconductor Corp.
(a) (b)
.......... 197,068 1,422,831
NVE Corp. ......................... 42,297 2,760,725
PDF Solutions, Inc.
(a) (b)
................. 277,375 7,161,823
Power Integrations, Inc. ................ 495,295 19,915,812
Rambus, Inc.
(a)
...................... 943,402 98,302,488
Rigetti Computing, Inc.
(a) (b)
............... 2,786,677 83,015,108
Semtech Corp.
(a)
..................... 762,493 54,480,125
Silicon Laboratories, Inc.
(a) (b)
.............. 281,547 36,919,258
SiTime Corp.
(a)
....................... 186,437 56,175,332
SkyWater Technology, Inc.
(a) (b)
............ 229,080 4,274,633
Synaptics, Inc.
(a)
..................... 29,633 2,025,119
Ultra Clean Holdings, Inc.
(a)
.............. 29,207 795,891
679,086,514
Software — 9.8%
A10 Networks, Inc. .................... 531,643 9,649,320
ACI Worldwide, Inc.
(a)
.................. 922,723 48,692,093
Adeia, Inc. ......................... 831,326 13,966,277
Agilysys, Inc.
(a) (b)
..................... 225,699 23,754,820
Airship AI Holdings, Inc.
(a) (b)
.............. 137,771 712,276
Alarm.com Holdings, Inc.
(a)
.............. 413,769 21,962,858
Alkami Technology, Inc.
(a) (b)
.............. 594,423 14,765,467
Amplitude, Inc. , Class A
(a)
............... 782,351 8,386,803
Appian Corp. , Class A
(a) (b)
............... 343,657 10,505,594
Arteris, Inc.
(a) (b)
....................... 30,506 308,111
Asana, Inc. , Class A
(a) (b)
................. 755,613 10,094,990
AudioEye, Inc.
(a) (b)
.................... 71,146 986,084
AvePoint, Inc. , Class A
(a) (b)
............... 1,158,260 17,385,483
Bitdeer Technologies Group , Class A
(a) (b)
..... 782,826 13,378,496
Blackbaud, Inc.
(a)
..................... 268,096 17,241,254
BlackLine, Inc.
(a) (b)
.................... 453,883 24,101,187
Blend Labs, Inc. , Class A
(a) (b)
............. 1,832,225 6,687,621
Box, Inc. , Class A
(a) (b)
.................. 956,386 30,862,576
Braze, Inc. , Class A
(a) (b)
................. 695,042 19,766,994
C3.ai, Inc. , Class A
(a) (b)
................. 1,067,852 18,516,554
Cerence, Inc.
(a) (b)
..................... 108,315 1,349,605
Clear Secure, Inc. , Class A .............. 733,635 24,488,736
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 2,185,696 39,386,242
Commvault Systems, Inc.
(a)
.............. 391,622 73,930,401
Core Scientific, Inc.
(a) (b)
................. 2,061,902 36,990,522
CoreCard Corp.
(a) (b)
................... 48,649 1,309,631
CS Disco, Inc.
(a)
...................... 153,774 993,380
Daily Journal Corp.
(a) (b)
................. 8,620 4,009,507
Digimarc Corp.
(a) (b)
.................... 146,219 1,428,560
Digital Turbine, Inc.
(a) (b)
................. 604,483 3,868,691
Domo, Inc. , Class B
(a) (b)
................. 245,170 3,883,493
D-Wave Quantum, Inc.
(a) (b)
............... 2,694,501 66,581,120
eGain Corp.
(a) (b)
...................... 103,091 897,923
EverCommerce, Inc.
(a) (b)
................ 133,066 1,481,025
Expensify, Inc. , Class A
(a)
............... 273,122 505,276
Five9, Inc.
(a)
........................ 666,000 16,117,200
Freshworks, Inc. , Class A
(a) (b)
............. 1,752,180 20,623,159
I3 Verticals, Inc. , Class A
(a) (b)
............. 16,599 538,804
Intapp, Inc.
(a) (b)
....................... 492,750 20,153,475
InterDigital, Inc. ...................... 226,069 78,045,801
Jamf Holding Corp.
(a)
.................. 626,708 6,705,776
Kaltura, Inc.
(a)
....................... 738,388 1,063,279
Life360, Inc.
(a) (b)
...................... 140,276 14,911,339
LiveRamp Holdings, Inc.
(a)
............... 563,441 15,291,789
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 14,854 365,111
Meridianlink, Inc.
(a)
.................... 275,556 5,491,831
Mitek Systems, Inc.
(a) (b)
................. 81,664 797,857
NextNav, Inc.
(a) (b)
..................... 767,528 10,975,650

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
OneSpan, Inc. ....................... 39,410 $ 626,225
Ooma, Inc.
(a)
........................ 216,051 2,590,451
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 401,041 11,906,907
PagerDuty, Inc.
(a)
..................... 743,221 12,278,011
PAR Technology Corp.
(a) (b)
............... 206,588 8,176,753
Porch Group, Inc.
(a) (b)
.................. 570,794 9,577,923
Progress Software Corp.
(a)
............... 372,750 16,374,907
PROS Holdings, Inc.
(a) (b)
................ 383,117 8,777,210
Q2 Holdings, Inc.
(a)
.................... 542,861 39,297,708
Qualys, Inc.
(a)
....................... 320,266 42,380,800
Rapid7, Inc.
(a)
....................... 556,402 10,432,537
Red Violet, Inc. ...................... 99,149 5,180,535
ReposiTrak, Inc.
(b)
.................... 97,836 1,449,929
Rezolve AI plc
(a) (b)
..................... 1,277,062 6,359,769
Rimini Street, Inc.
(a) (b)
.................. 74,910 350,579
Sapiens International Corp. NV ........... 271,082 11,656,526
SEMrush Holdings, Inc. , Class A
(a)
......... 445,472 3,153,942
SoundHound AI, Inc. , Class A
(a) (b)
.......... 3,194,663 51,370,181
SoundThinking, Inc.
(a)
.................. 84,107 1,014,330
Sprinklr, Inc. , Class A
(a)
................. 978,415 7,553,364
Sprout Social, Inc. , Class A
(a) (b)
............ 449,238 5,804,155
SPS Commerce, Inc.
(a) (b)
................ 333,638 34,745,061
Synchronoss Technologies, Inc.
(a) (b)
......... 85,295 518,594
Tenable Holdings, Inc.
(a)
................ 1,062,694 30,988,157
Terawulf, Inc.
(a) (b)
..................... 2,337,296 26,691,920
Varonis Systems, Inc.
(a) (b)
................ 966,737 55,558,375
Vertex, Inc. , Class A
(a) (b)
................. 567,320 14,063,863
Viant Technology, Inc. , Class A
(a)
........... 118,201 1,020,075
Weave Communications, Inc.
(a) (b)
.......... 508,187 3,394,689
WM Technology, Inc. , Class A
(a)
........... 737,789 855,835
Workiva, Inc. , Class A
(a) (b)
............... 439,798 37,857,812
Yext, Inc.
(a)
......................... 884,386 7,534,969
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 1,630,828 32,404,552
1,265,856,685
Specialized REITs — 0.2%
Outfront Media, Inc. ................... 1,222,344 22,393,342
PotlatchDeltic Corp. ................... 37,386 1,523,480
23,916,822
Specialty Retail — 1.6%
Abercrombie & Fitch Co. , Class A
(a)
......... 412,806 35,315,553
Arhaus, Inc. , Class A
(a)
................. 446,188 4,742,978
Arko Corp. ......................... 97,277 444,556
BARK, Inc.
(a) (b)
....................... 622,660 517,306
Boot Barn Holdings, Inc.
(a) (b)
.............. 268,522 44,499,466
Buckle, Inc. (The) .................... 258,183 15,145,015
Build-A-Bear Workshop, Inc. ............. 108,093 7,048,744
Camping World Holdings, Inc. , Class A ...... 528,568 8,346,089
Envela Corp.
(a) (b)
..................... 51,943 405,675
EVgo, Inc. , Class A
(a) (b)
................. 174,634 826,019
Genesco, Inc.
(a)
...................... 5,490 159,155
Group 1 Automotive, Inc.
(b)
............... 48,110 21,048,606
MarineMax, Inc.
(a) (b)
................... 7,875 199,474
Petco Health & Wellness Co., Inc.
(a) (b)
....... 52,595 203,543
RealReal, Inc. (The)
(a)
.................. 218,555 2,323,240
Revolve Group, Inc. , Class A
(a) (b)
........... 352,785 7,514,320
Sonic Automotive, Inc. , Class A ........... 46,374 3,528,598
Stitch Fix, Inc. , Class A
(a) (b)
............... 64,891 282,276
ThredUp, Inc. , Class A
(a) (b)
............... 807,441 7,630,317
Tile Shop Holdings, Inc.
(a) (b)
.............. 100,825 609,991
Upbound Group, Inc. .................. 158,566 3,746,915
Urban Outfitters, Inc.
(a) (b)
................ 186,888 13,349,410
Victoria's Secret & Co.
(a) (b)
............... 174,032 4,723,228
Security
Shares
Shares Value
Specialty Retail (continued)
Warby Parker, Inc. , Class A
(a) (b)
............ 857,144 $ 23,640,031
206,250,505
Technology Hardware, Storage & Peripherals — 1.5%
(a)
CompoSecure, Inc. , Class A ............. 343,153 7,144,445
CPI Card Group, Inc. .................. 52,391 793,200
Diebold Nixdorf, Inc.
(b)
.................. 209,355 11,939,516
IonQ, Inc.
(b)
......................... 2,411,884 148,330,866
Quantum Computing, Inc.
(b)
.............. 1,170,160 21,542,645
Turtle Beach Corp. .................... 92,144 1,465,090
191,215,762
Textiles, Apparel & Luxury Goods — 0.6%
Ermenegildo Zegna NV ................. 535,098 5,056,676
Figs, Inc. , Class A
(a) (b)
.................. 772,833 5,170,253
Hanesbrands, Inc.
(a)
................... 3,066,956 20,211,240
Kontoor Brands, Inc. ................... 389,176 31,044,569
Steven Madden Ltd. ................... 59,413 1,989,147
Wolverine World Wide, Inc. .............. 703,247 19,297,098
82,768,983
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 164,112 420,127
Turning Point Brands, Inc. ............... 132,896 13,138,098
13,558,225
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc. , Class A ........ 42,164 305,267
Distribution Solutions Group, Inc.
(a) (b)
........ 75,686 2,276,635
DXP Enterprises, Inc.
(a)
................. 113,288 13,489,202
GATX Corp. ........................ 24,030 4,200,444
Global Industrial Co. ................... 126,299 4,631,384
Herc Holdings, Inc. .................... 285,030 33,251,600
Karat Packaging, Inc. .................. 74,395 1,875,498
McGrath RentCorp .................... 162,096 19,013,861
Rush Enterprises, Inc. , Class A ........... 287,666 15,381,501
Rush Enterprises, Inc. , Class B ........... 41,594 2,388,328
Transcat, Inc.
(a) (b)
..................... 40,775 2,984,730
Willis Lease Finance Corp.
(b)
............. 2,178 298,582
Xometry, Inc. , Class A
(a) (b)
............... 379,101 20,649,631
120,746,663
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 183,829 1,814,392
Water Utilities — 0.2%
American States Water Co. .............. 220,790 16,188,323
Cadiz, Inc.
(a) (b)
....................... 486,741 2,297,418
Consolidated Water Co. Ltd. ............. 39,666 1,399,416
Global Water Resources, Inc. ............. 99,277 1,022,553
Middlesex Water Co. .................. 23,998 1,298,772
York Water Co. (The) .................. 21,029 639,702
22,846,184
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
........................ 671,828 5,771,003
Total Common Stocks — 99 .9%
(Cost: $ 10,868,955,418 ) ............................ 12,915,604,134
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ............. 105,692 52,846
Contra Chinook Therape, CVR ........... 137,855 23,435
Oncternal Therapeutics, Inc., CVR
(b)
........ 6,020 6,170

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Biotechnology (continued)
Sanofi Aatd, Inc., CVR ................. 193,298 $ 226,159
308,610
Total Rights — 0.0%
(Cost: $ 137,502 ) ................................. 308,610
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 3,797 12,720
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 12,720
Total Long-Term Investments — 99.9%
(Cost: $ 10,869,092,920 ) ............................ 12,915,925,464
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 17.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(g)
................... 2,272,427,959 $ 2,273,564,173
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 14,534,981 14,534,981
Total Short-Term Securities — 17 .7%
(Cost: $ 2,287,085,069 ) ............................ 2,288,099,154
Total Investments — 117 .6%
(Cost: $ 13,156,177,989 ) ............................ 15,204,024,618
Liabilities in Excess of Other Assets — (17.6) % ............ (2,273,059,543)
Net Assets — 100.0% ...............................
$ 12,930,965,075
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,542,163,199 $ 731,348,197
(a)
$ — $ 33,499 $ 19,278 $ 2,273,564,173 2,272,427,959 $ 7,927,207
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,128,144 — (9,593,163)
(a)
— — 14,534,981 14,534,981 411,430 —
$ 33,499 $ 19,278 $ 2,288,099,154 $ 8,338,637 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 110 12/19/25 $ 13,505 $ 132,844

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Growth ETF
34
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 132,844 $ — $ — $ — $ 132,844
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 4,653,783 $ — $ — $ — $ 4,653,783
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 246,725 $ — $ — $ — $ 246,725
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 30,477,778
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,915,604,134 $ — $ — $ 12,915,604,134
Rights ................................................ — — 308,610 308,610
Warrants .............................................. — 12,720 — 12,720
Short-Term Securities
Money Market Funds ...................................... 2,288,099,154 — — 2,288,099,154
$ 15,203,703,288 $ 12,720 $ 308,610 $ 15,204,024,618
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 132,844 $ — $ — $ 132,844
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
........................ 235,733 $ 21,138,178
AerSale Corp.
(a)
...................... 279,895 2,292,340
AIRO Group Holdings, Inc.
(a)
............. 17,422 334,503
Astronics Corp.
(a) (b)
.................... 22,299 1,017,057
Ducommun, Inc.
(a)
.................... 121,538 11,683,448
Intuitive Machines, Inc. , Class A
(a) (b)
......... 913,121 9,606,033
Mercury Systems, Inc.
(a) (b)
............... 351,611 27,214,692
National Presto Industries, Inc. ............ 45,595 5,113,479
Park Aerospace Corp. .................. 76,351 1,552,979
Satellogic, Inc. , Class A
(a) (b)
.............. 126,294 414,244
V2X, Inc.
(a)
......................... 156,075 9,066,397
Voyager Technologies, Inc. , Class A
(a) (b)
...... 34,229 1,019,340
VSE Corp.
(b)
........................ 24,888 4,137,381
94,590,071
Air Freight & Logistics — 0.2%
Forward Air Corp.
(a) (b)
.................. 115,985 2,973,855
Hub Group, Inc. , Class A ................ 526,913 18,146,884
Radiant Logistics, Inc.
(a)
................ 302,776 1,786,379
22,907,118
Automobile Components — 1.6%
Adient plc
(a)
......................... 740,359 17,827,845
American Axle & Manufacturing Holdings, Inc.
(a) (b)
1,017,823 6,117,116
Cooper-Standard Holdings, Inc.
(a)
.......... 148,070 5,468,225
Dana, Inc. .......................... 1,161,934 23,285,157
Fox Factory Holding Corp.
(a)
.............. 275,833 6,699,984
Garrett Motion, Inc. ................... 1,178,220 16,047,356
Gentherm, Inc.
(a)
..................... 266,526 9,077,876
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 2,294,882 17,165,717
Holley, Inc.
(a)
........................ 513,871 1,613,555
LCI Industries ....................... 193,529 18,027,226
Luminar Technologies, Inc. , Class A
(a) (b)
...... 209,154 399,484
Motorcar Parts of America, Inc.
(a)
.......... 116,291 1,923,453
Phinia, Inc. ......................... 339,503 19,514,633
Solid Power, Inc. , Class A
(a) (b)
............. 1,217,052 4,223,170
Standard Motor Products, Inc. ............ 185,966 7,591,132
Strattec Security Corp.
(a) (b)
............... 33,443 2,276,131
Visteon Corp. ....................... 240,588 28,836,878
186,094,938
Automobiles — 0.1%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 767,969 998,360
Winnebago Industries, Inc. .............. 239,482 8,008,278
9,006,638
Banks — 17.9%
1st Source Corp. ..................... 162,017 9,973,767
ACNB Corp. ........................ 88,798 3,910,664
Amalgamated Financial Corp. ............ 205,462 5,578,293
Amerant Bancorp, Inc. , Class A ........... 195,602 3,769,251
Ameris Bancorp ...................... 579,504 42,483,438
Ames National Corp. .................. 78,828 1,593,902
Arrow Financial Corp. .................. 139,917 3,959,651
Associated Banc-Corp. ................. 1,461,891 37,585,218
Atlantic Union Bankshares Corp. .......... 1,255,279 44,298,796
Axos Financial, Inc.
(a)
.................. 415,038 35,132,967
Banc of California, Inc. ................. 1,051,616 17,404,245
BancFirst Corp. ...................... 14,989 1,895,359
Bank First Corp. ..................... 66,471 8,063,597
Bank of Hawaii Corp. .................. 78,459 5,150,049
Bank of Marin Bancorp ................. 129,011 3,132,387
Bank of NT Butterfield & Son Ltd. (The) ...... 368,091 15,798,466
Bank7 Corp. ........................ 34,822 1,611,214
BankFinancial Corp. ................... 96,280 1,158,248
Security
Shares
Shares Value
Banks (continued)
BankUnited, Inc. ..................... 665,281 $ 25,387,123
Bankwell Financial Group, Inc. ............ 52,134 2,306,929
Banner Corp. ....................... 298,829 19,573,299
Bar Harbor Bankshares ................ 132,887 4,047,738
BayCom Corp. ...................... 93,170 2,678,637
BCB Bancorp, Inc. .................... 140,129 1,216,320
Beacon Financial Corp. ................. 734,854 17,423,388
Blue Foundry Bancorp
(a)
................ 176,067 1,600,449
Blue Ridge Bankshares, Inc.
(a) (b)
........... 590,472 2,497,697
Bridgewater Bancshares, Inc.
(a)
........... 95,085 1,673,496
Burke & Herbert Financial Services Corp. .... 118,989 7,340,431
Business First Bancshares, Inc. ........... 250,304 5,909,677
BV Financial, Inc.
(a) (b)
.................. 74,762 1,205,163
Byline Bancorp, Inc. ................... 274,479 7,611,303
C&F Financial Corp. ................... 26,314 1,768,301
Cadence Bank ...................... 1,529,432 57,414,877
California Bancorp
(a)
................... 171,798 2,865,591
Camden National Corp. ................ 146,489 5,653,010
Capital Bancorp, Inc. .................. 80,570 2,570,183
Capital City Bank Group, Inc. ............. 120,913 5,052,954
Capitol Federal Financial, Inc. ............ 1,094,588 6,950,634
Carter Bankshares, Inc.
(a) (b)
.............. 169,223 3,284,618
Cathay General Bancorp ................ 591,316 28,389,081
CB Financial Services, Inc. .............. 40,227 1,335,939
Central Pacific Financial Corp. ............ 234,828 7,124,682
CF Bankshares, Inc. ................... 33,139 793,679
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 20,190 660,819
Chemung Financial Corp. ............... 35,921 1,886,571
ChoiceOne Financial Services, Inc. ......... 127,175 3,682,988
Citizens & Northern Corp. ............... 128,777 2,551,072
Citizens Community Bancorp, Inc. ......... 82,802 1,330,628
Citizens Financial Services, Inc. ........... 37,052 2,233,495
City Holding Co. ..................... 45,077 5,583,688
Civista Bancshares, Inc. ................ 166,426 3,380,112
CNB Financial Corp. ................... 246,815 5,972,923
CoastalSouth Bancshares, Inc.
(a) (b)
......... 35,777 780,296
Colony Bankcorp, Inc. ................. 144,704 2,461,415
Columbia Financial, Inc.
(a) (b)
.............. 225,544 3,385,415
Community Financial System, Inc. ......... 358,975 21,050,294
Community Trust Bancorp, Inc. ........... 141,773 7,932,199
Community West Bancshares ............ 118,364 2,466,706
ConnectOne Bancorp, Inc. .............. 319,097 7,916,797
Customers Bancorp, Inc.
(a)
............... 238,637 15,599,701
CVB Financial Corp. ................... 1,163,847 22,008,347
Dime Community Bancshares, Inc. ......... 289,749 8,643,213
Eagle Bancorp Montana, Inc. ............. 63,923 1,103,950
Eagle Bancorp, Inc. ................... 197,431 3,992,055
Eagle Financial Services, Inc. ............ 37,617 1,423,051
Eastern Bankshares, Inc. ............... 1,728,784 31,377,430
ECB Bancorp, Inc.
(a) (b)
.................. 66,400 1,053,768
Enterprise Financial Services Corp. ........ 322,448 18,695,535
Equity Bancshares, Inc. , Class A .......... 123,558 5,028,811
Farmers & Merchants Bancorp, Inc. ........ 111,182 2,780,662
Farmers National Banc Corp. ............. 320,021 4,611,503
FB Bancorp, Inc.
(a)
.................... 153,879 1,849,626
FB Financial Corp. .................... 365,169 20,354,520
Fidelity D&D Bancorp, Inc. ............... 41,644 1,825,257
Financial Institutions, Inc. ............... 176,258 4,794,218
Finward Bancorp
(b)
.................... 29,611 950,217
Finwise Bancorp
(a) (b)
................... 31,328 607,450
First Bancorp ....................... 1,005,286 33,054,618
First Bancorp, Inc. (The) ................ 92,939 2,440,578
First Bank .......................... 187,645 3,056,737
First Busey Corp. ..................... 752,943 17,430,630
First Business Financial Services, Inc. ....... 66,400 3,403,664

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Capital, Inc. ..................... 28,140 $ 1,288,812
First Commonwealth Financial Corp. ........ 914,033 15,584,263
First Community Bankshares, Inc. ......... 137,464 4,783,747
First Community Corp.
(b)
................ 48,619 1,372,028
First Financial Bancorp ................. 836,168 21,113,242
First Financial Corp. ................... 88,014 4,967,510
First Foundation, Inc.
(a) (b)
................ 567,851 3,162,930
First Internet Bancorp .................. 34,601 776,100
First Interstate BancSystem, Inc. , Class A .... 787,125 25,085,674
First Merchants Corp. .................. 487,224 18,368,345
First Mid Bancshares, Inc. ............... 190,552 7,218,110
First National Corp.
(b)
.................. 63,504 1,440,271
First Savings Financial Group, Inc. ......... 47,825 1,503,140
First United Corp. .................... 51,922 1,909,172
First Western Financial, Inc.
(a) (b)
........... 51,082 1,176,163
Firstsun Capital Bancorp
(a) (b)
.............. 111,836 4,338,118
Five Star Bancorp .................... 47,434 1,527,375
Flagstar Financial, Inc.
(b)
................ 2,671,161 30,851,910
Flushing Financial Corp. ................ 286,829 3,961,108
Franklin Financial Services Corp. .......... 36,162 1,663,452
FS Bancorp, Inc. ..................... 57,153 2,281,548
Fulton Financial Corp. .................. 1,607,072 29,939,751
FVCBankcorp, Inc. .................... 141,169 1,830,962
GBank Financial Holdings, Inc.
(a) (b)
......... 75,933 2,981,889
German American Bancorp, Inc. ........... 318,542 12,509,144
Glacier Bancorp, Inc. .................. 832,739 40,529,407
Great Southern Bancorp, Inc. ............. 75,651 4,633,624
Greene County Bancorp, Inc. ............. 24,266 548,412
Guaranty Bancshares, Inc. .............. 71,857 3,503,029
Hancock Whitney Corp. ................ 756,229 47,347,498
Hanmi Financial Corp. ................. 268,224 6,622,451
Hanover Bancorp, Inc.
(b)
................ 38,558 865,627
HarborOne Bancorp, Inc. ............... 338,224 4,599,846
Hawthorn Bancshares, Inc. .............. 50,159 1,556,935
HBT Financial, Inc. .................... 100,225 2,525,670
Heritage Commerce Corp. ............... 533,125 5,293,931
Heritage Financial Corp. ................ 299,764 7,251,291
Hilltop Holdings, Inc. ................... 394,635 13,188,702
Hingham Institution for Savings (The)
(b)
...... 13,355 3,522,782
Home Bancorp, Inc. ................... 62,170 3,377,385
Home BancShares, Inc. ................ 1,654,153 46,812,530
HomeTrust Bancshares, Inc. ............. 141,036 5,774,014
Hope Bancorp, Inc. ................... 1,039,762 11,198,237
Horizon Bancorp, Inc. .................. 385,566 6,172,912
Independent Bank Corp. ................ 606,080 35,139,847
International Bancshares Corp. ........... 428,997 29,493,544
Investar Holding Corp. ................. 84,590 1,963,334
John Marshall Bancorp, Inc. ............. 107,022 2,121,176
Kearny Financial Corp. ................. 511,350 3,359,569
Lakeland Financial Corp. ................ 98,272 6,309,062
Landmark Bancorp, Inc. ................ 39,176 1,045,607
LCNB Corp. ........................ 116,147 1,741,044
LINKBANCORP, Inc. .................. 177,593 1,266,238
Live Oak Bancshares, Inc.
(b)
.............. 176,235 6,206,997
MainStreet Bancshares, Inc. ............. 57,541 1,198,579
Mechanics Bancorp
(a)
.................. 159,847 2,127,564
Mercantile Bank Corp. ................. 140,024 6,301,080
Meridian Corp. ...................... 64,201 1,013,734
Metrocity Bankshares, Inc. .............. 67,701 1,874,641
Metropolitan Bank Holding Corp. .......... 61,524 4,603,226
Mid Penn Bancorp, Inc. ................. 173,789 4,977,317
Middlefield Banc Corp. ................. 63,198 1,896,572
Midland States Bancorp, Inc. ............. 181,298 3,107,448
MidWestOne Financial Group, Inc. ......... 143,665 4,064,283
MVB Financial Corp. .................. 103,309 2,588,924
Security
Shares
Shares Value
Banks (continued)
National Bank Holdings Corp. , Class A ...... 332,902 $ 12,863,333
National Bankshares, Inc. ............... 52,004 1,530,998
NB Bancorp, Inc.
(b)
.................... 308,122 5,438,353
NBT Bancorp, Inc. .................... 419,437 17,515,689
Nicolet Bankshares, Inc. ................ 84,807 11,406,541
Northeast Bank
(b)
..................... 27,792 2,783,647
Northeast Community Bancorp, Inc. ........ 110,434 2,271,627
Northfield Bancorp, Inc. ................ 295,656 3,488,741
Northpointe Bancshares, Inc.
(b)
............ 91,045 1,555,049
Northrim Bancorp, Inc. ................. 90,252 1,954,858
Northwest Bancshares, Inc. .............. 1,276,723 15,818,598
Norwood Financial Corp. ................ 70,913 1,802,608
Oak Valley Bancorp ................... 59,019 1,662,565
OceanFirst Financial Corp. .............. 505,805 8,886,994
OFG Bancorp ....................... 390,374 16,977,365
Ohio Valley Banc Corp. ................. 32,795 1,212,759
Old National Bancorp .................. 2,715,421 59,603,491
Old Second Bancorp, Inc. ............... 441,414 7,629,841
OP Bancorp ........................ 92,667 1,289,925
Orange County Bancorp, Inc. ............. 69,764 1,758,750
Origin Bancorp, Inc. ................... 247,235 8,534,552
Orrstown Financial Services, Inc. .......... 163,792 5,565,652
Park National Corp. ................... 129,870 21,107,771
Parke Bancorp, Inc. ................... 90,094 1,941,526
PCB Bancorp ....................... 82,719 1,737,099
Peapack-Gladstone Financial Corp. ........ 81,043 2,236,787
Peoples Bancorp of North Carolina, Inc. ..... 38,468 1,179,429
Peoples Bancorp, Inc. ................. 308,258 9,244,657
Peoples Financial Services Corp. .......... 74,492 3,621,056
Pioneer Bancorp, Inc.
(a)
................. 103,176 1,347,479
Plumas Bancorp ..................... 54,080 2,333,011
Ponce Financial Group, Inc.
(a)
............ 174,817 2,569,810
Preferred Bank ...................... 85,074 7,689,839
Primis Financial Corp. .................. 189,249 1,989,007
Princeton Bancorp, Inc. ................. 40,230 1,280,923
Provident Bancorp, Inc.
(a) (b)
.............. 140,084 1,755,253
Provident Financial Services, Inc. .......... 950,707 18,329,631
QCR Holdings, Inc.
(b)
.................. 145,797 11,028,085
RBB Bancorp ....................... 151,636 2,844,691
Red River Bancshares, Inc. .............. 41,154 2,667,602
Renasant Corp. ...................... 826,929 30,505,411
Republic Bancorp, Inc. , Class A ........... 73,651 5,321,285
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 38,962 442,608
Richmond Mutual Bancorp, Inc. ........... 72,016 1,023,347
Riverview Bancorp, Inc. ................ 176,322 946,849
S&T Bancorp, Inc. .................... 333,326 12,529,724
SB Financial Group, Inc. ................ 51,254 988,690
Seacoast Banking Corp. of Florida ......... 747,570 22,748,555
Shore Bancshares, Inc. ................. 234,150 3,842,401
Sierra Bancorp ...................... 111,624 3,227,050
Simmons First National Corp. , Class A ...... 1,244,079 23,848,994
SmartFinancial, Inc. ................... 106,994 3,822,896
Sound Financial Bancorp, Inc. ............ 18,468 850,636
South Plains Financial, Inc. .............. 113,907 4,402,506
Southern First Bancshares, Inc.
(a)
.......... 68,390 3,017,367
Southern Missouri Bancorp, Inc. ........... 78,454 4,123,542
Southside Bancshares, Inc. .............. 250,391 7,073,546
SR Bancorp, Inc.
(b)
.................... 67,916 1,024,852
Stellar Bancorp, Inc. ................... 413,425 12,543,314
Sterling Bancorp, Inc.
(a) (b) (c)
............... 207,134 2
Stock Yards Bancorp, Inc. ............... 13,201 923,938
Texas Capital Bancshares, Inc.
(a)
.......... 345,245 29,183,560
Third Coast Bancshares, Inc.
(a)
............ 113,990 4,328,200
Timberland Bancorp, Inc. ............... 66,342 2,207,862
Tompkins Financial Corp. ............... 119,706 7,925,734

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Towne Bank ........................ 645,187 $ 22,304,115
TriCo Bancshares .................... 267,922 11,898,416
Triumph Financial, Inc.
(a)
................ 107,760 5,392,310
TrustCo Bank Corp. ................... 161,173 5,850,580
Trustmark Corp. ..................... 496,795 19,673,082
UMB Financial Corp. .................. 582,817 68,976,392
United Bankshares, Inc. ................ 1,239,862 46,135,265
United Community Banks, Inc. ............ 1,059,942 33,229,182
United Security Bancshares .............. 119,451 1,114,478
Unity Bancorp, Inc. .................... 33,417 1,633,089
Univest Financial Corp. ................. 255,743 7,677,405
USCB Financial Holdings, Inc. , Class A ...... 61,071 1,065,689
Valley National Bancorp ................ 3,216,966 34,099,840
Veritex Holdings, Inc. .................. 465,559 15,610,193
Virginia National Bankshares Corp. ......... 41,167 1,597,691
WaFd, Inc. ......................... 694,005 21,021,411
Washington Trust Bancorp, Inc. ........... 170,751 4,934,704
WesBanco, Inc. ...................... 788,054 25,162,564
West Bancorp, Inc. .................... 110,941 2,254,321
Westamerica Bancorp ................. 216,062 10,800,939
Western New England Bancorp, Inc. ........ 158,637 1,905,230
WSFS Financial Corp. ................. 489,839 26,417,017
2,126,956,877
Beverages — 0.0%
MGP Ingredients, Inc. .................. 125,518 3,036,280
Biotechnology — 4.5%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 346,443 3,010,590
89bio, Inc.
(a)
........................ 719,315 10,573,931
Abeona Therapeutics, Inc.
(a) (b)
............ 19,802 104,555
Absci Corp.
(a) (b)
...................... 240,592 731,400
Agios Pharmaceuticals, Inc.
(a) (b)
........... 497,914 19,986,268
Akebia Therapeutics, Inc.
(a) (b)
............. 1,948,987 5,320,735
Aldeyra Therapeutics, Inc.
(a) (b)
............. 87,172 455,038
Alector, Inc.
(a)
....................... 556,222 1,646,417
Alkermes plc
(a)
....................... 358,189 10,745,670
Allogene Therapeutics, Inc.
(a) (b)
............ 1,308,259 1,622,241
Anika Therapeutics, Inc.
(a)
............... 107,526 1,010,744
Annexon, Inc.
(a) (b)
..................... 837,032 2,552,948
Arbutus Biopharma Corp.
(a)
.............. 75,445 342,520
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 134,380 2,476,623
Arcus Biosciences, Inc.
(a)
................ 157,057 2,135,975
Astria Therapeutics, Inc.
(a)
............... 321,303 2,339,086
aTyr Pharma, Inc.
(a) (b)
.................. 50,875 36,701
Aura Biosciences, Inc.
(a) (b)
............... 260,219 1,608,153
Avidity Biosciences, Inc.
(a) (b)
.............. 72,567 3,161,744
Bicara Therapeutics, Inc.
(a) (b)
............. 287,551 4,540,430
Candel Therapeutics, Inc.
(a) (b)
............. 30,728 156,713
Cardiff Oncology, Inc.
(a) (b)
................ 305,991 630,341
Cartesian Therapeutics, Inc.
(a) (b)
........... 70,197 717,413
Celcuity, Inc.
(a) (b)
...................... 14,142 698,615
Celldex Therapeutics, Inc.
(a) (b)
............. 575,309 14,883,244
Cidara Therapeutics, Inc.
(a) (b)
............. 135,400 12,965,904
Cogent Biosciences, Inc.
(a)
............... 66,919 960,957
Coherus Oncology, Inc.
(a) (b)
.............. 684,342 1,122,321
Compass Therapeutics, Inc.
(a) (b)
........... 406,815 1,423,853
CRISPR Therapeutics AG
(a) (b)
............. 727,251 47,133,137
Cullinan Therapeutics, Inc.
(a) (b)
............ 454,968 2,697,960
Cytokinetics, Inc.
(a) (b)
................... 911,706 50,107,362
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 605,228 4,266,857
Denali Therapeutics, Inc.
(a) (b)
............. 1,099,061 15,958,366
Design Therapeutics, Inc.
(a)
.............. 209,100 1,574,523
Dianthus Therapeutics, Inc.
(a) (b)
............ 131,376 5,169,646
Dyne Therapeutics, Inc.
(a)
............... 650,250 8,225,663
Security
Shares
Shares Value
Biotechnology (continued)
Editas Medicine, Inc.
(a) (b)
................ 724,500 $ 2,514,015
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 474,201 1,228,181
Emergent BioSolutions, Inc.
(a) (b)
........... 478,346 4,219,012
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 182,485 2,184,345
Entrada Therapeutics, Inc.
(a)
............. 242,678 1,407,532
Erasca, Inc.
(a) (b)
...................... 1,550,741 3,380,615
Fate Therapeutics, Inc.
(a)
................ 938,353 1,182,325
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 148,240 1,387,526
Foghorn Therapeutics, Inc.
(a)
............. 80,416 393,234
GRAIL, Inc.
(a) (b)
...................... 272,106 16,089,628
Heron Therapeutics, Inc.
(a) (b)
.............. 1,178,198 1,484,529
Humacyte, Inc.
(a) (b)
.................... 828,523 1,441,630
Ideaya Biosciences, Inc.
(a) (b)
.............. 707,406 19,248,517
ImmunityBio, Inc.
(a) (b)
................... 348,029 856,151
Inhibikase Therapeutics, Inc.
(a) (b)
........... 476,912 772,597
Inhibrx Biosciences, Inc.
(a) (b)
.............. 78,210 2,634,113
Intellia Therapeutics, Inc.
(a) (b)
............. 869,137 15,009,996
Iovance Biotherapeutics, Inc.
(a) (b)
........... 2,285,519 4,959,576
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 110,523 144,785
Jade Biosciences, Inc.
(b)
................ 279,878 2,415,347
Janux Therapeutics, Inc.
(a)
............... 234,507 5,731,351
Keros Therapeutics, Inc.
(a)
............... 298,869 4,728,108
Kodiak Sciences, Inc.
(a) (b)
................ 287,012 4,698,386
Korro Bio, Inc.
(a) (b)
..................... 57,256 2,741,990
Kura Oncology, Inc.
(a)
.................. 699,685 6,192,212
Larimar Therapeutics, Inc.
(a) (b)
............. 411,496 1,329,132
Lexeo Therapeutics, Inc.
(a)
............... 206,041 1,368,112
MeiraGTx Holdings plc
(a) (b)
............... 92,416 760,584
Metsera, Inc.
(a) (b)
..................... 205,280 10,742,302
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 402,442 2,982,095
Myriad Genetics, Inc.
(a)
................. 807,366 5,837,256
Neurogene, Inc.
(a) (b)
................... 84,939 1,471,993
Nkarta, Inc.
(a) (b)
...................... 372,348 770,760
Novavax, Inc.
(a) (b)
..................... 228,612 1,982,066
Nurix Therapeutics, Inc.
(a) (b)
.............. 659,178 6,090,805
Olema Pharmaceuticals, Inc.
(a) (b)
........... 531,817 5,206,488
ORIC Pharmaceuticals, Inc.
(a)
............ 363,896 4,366,752
Oruka Therapeutics, Inc.
(a) (b)
.............. 242,403 4,661,410
Palvella Therapeutics, Inc.
(a)
............. 3,962 248,378
Perspective Therapeutics, Inc.
(a) (b)
.......... 514,211 1,763,744
Praxis Precision Medicines, Inc.
(a) (b)
......... 143,328 7,596,384
Precigen, Inc.
(a) (b)
..................... 84,225 277,100
Prime Medicine, Inc.
(a) (b)
................ 658,850 3,650,029
Protara Therapeutics, Inc.
(a) (b)
............. 278,679 1,212,254
Prothena Corp. plc
(a)
................... 321,995 3,142,671
PTC Therapeutics, Inc.
(a)
................ 128,126 7,863,093
Puma Biotechnology, Inc.
(a) (b)
............. 366,083 1,943,901
REGENXBIO, Inc.
(a) (b)
.................. 417,463 4,028,518
Relay Therapeutics, Inc.
(a) (b)
.............. 1,175,405 6,135,614
Replimune Group, Inc.
(a) (b)
............... 605,592 2,537,431
Rezolute, Inc.
(a) (b)
..................... 93,024 874,426
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 613,417 1,999,739
Sana Biotechnology, Inc.
(a) (b)
............. 1,044,531 3,708,085
Scholar Rock Holding Corp.
(a) (b)
........... 56,873 2,117,951
Solid Biosciences, Inc.
(a) (b)
............... 516,060 3,184,090
Spyre Therapeutics, Inc.
(a) (b)
.............. 141,734 2,375,462
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 49,223 757,296
Tango Therapeutics, Inc.
(a) (b)
.............. 627,914 5,274,478
Tectonic Therapeutic, Inc.
(a) (b)
............. 78,544 1,232,355
Tevogen Bio Holdings, Inc.
(a) (b)
............ 104,319 81,922
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 77,518 1,872,835
Tourmaline Bio, Inc.
(a)
.................. 153,289 7,331,813
Travere Therapeutics, Inc.
(a)
.............. 48,106 1,149,733
TriSalus Life Sciences, Inc.
(a) (b)
............ 105,483 490,496
Tyra Biosciences, Inc.
(a) (b)
............... 207,825 2,907,472

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Upstream Bio, Inc.
(a) (b)
.................. 287,225 $ 5,402,702
UroGen Pharma Ltd.
(a) (b)
................ 57,148 1,140,103
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 501,810 2,504,032
Vaxcyte, Inc.
(a)
....................... 1,005,628 36,222,721
Verastem, Inc.
(a) (b)
..................... 171,975 1,518,539
Vir Biotechnology, Inc.
(a)
................ 787,190 4,494,855
Viridian Therapeutics, Inc.
(a) (b)
............. 124,419 2,684,962
Voyager Therapeutics, Inc.
(a) (b)
............ 404,997 1,891,336
Xencor, Inc.
(a)
....................... 620,135 7,274,184
XOMA Royalty Corp.
(a) (b)
................ 26,095 1,005,701
Zenas Biopharma, Inc.
(a) (b)
............... 140,151 3,111,352
540,717,857
Broadline Retail — 0.1%
(b)
Kohl's Corp. ........................ 953,475 14,654,911
Savers Value Village, Inc.
(a)
.............. 22,828 302,471
14,957,382
Building Products — 1.4%
American Woodmark Corp.
(a)
............. 125,743 8,394,603
Apogee Enterprises, Inc. ................ 185,294 8,073,260
Gibraltar Industries, Inc.
(a)
............... 263,034 16,518,535
Insteel Industries, Inc. .................. 72,892 2,794,679
Janus International Group, Inc.
(a) (b)
......... 748,702 7,389,689
JELD-WEN Holding, Inc.
(a)
............... 753,209 3,698,256
Masterbrand, Inc.
(a)
................... 1,115,856 14,695,823
Quanex Building Products Corp. ........... 403,499 5,737,756
Resideo Technologies, Inc.
(a)
............. 1,211,288 52,303,416
UFP Industries, Inc. ................... 501,382 46,874,203
166,480,220
Capital Markets — 0.5%
AlTi Global, Inc. , Class A
(a) (b)
............. 367,241 1,307,378
Artisan Partners Asset Management, Inc. , Class
A ............................. 246,833 10,712,552
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 76,269 2,566,452
Cohen & Steers, Inc. .................. 21,267 1,395,328
Diamond Hill Investment Group, Inc. ........ 18,555 2,597,886
DigitalBridge Group, Inc. , Class A .......... 1,509,839 17,665,116
Donnelley Financial Solutions, Inc.
(a)
........ 66,105 3,399,780
Forge Global Holdings, Inc.
(a)
............. 88,027 1,487,656
GCM Grosvenor, Inc. , Class A ............ 49,330 595,413
Marex Group plc ..................... 147,740 4,967,019
MarketWise, Inc. ..................... 18,242 301,540
Open Lending Corp. , Class A
(a)
............ 884,559 1,866,420
Siebert Financial Corp.
(a) (b)
............... 109,372 319,366
Silvercrest Asset Management Group, Inc. , Class
A ............................. 68,807 1,083,710
Virtus Investment Partners, Inc. ........... 57,890 11,000,837
Westwood Holdings Group, Inc. ........... 64,267 1,059,763
62,326,216
Chemicals — 1.7%
AdvanSix, Inc. ....................... 232,278 4,501,548
American Vanguard Corp.
(a)
.............. 235,514 1,351,850
Arq, Inc.
(a) (b)
......................... 273,014 1,954,780
Aspen Aerogels, Inc.
(a) (b)
................ 588,828 4,098,243
Avient Corp. ........................ 805,088 26,527,650
Cabot Corp. ........................ 30,559 2,324,012
Core Molding Technologies, Inc.
(a)
.......... 73,175 1,503,746
Ecovyst, Inc.
(a) (b)
...................... 1,025,620 8,984,431
Flotek Industries, Inc.
(a) (b)
................ 89,244 1,302,963
HB Fuller Co. ....................... 478,982 28,394,053
Innospec, Inc. ....................... 209,688 16,179,526
Intrepid Potash, Inc.
(a) (b)
................. 96,671 2,956,199
Koppers Holdings, Inc. ................. 169,951 4,758,628
Security
Shares
Shares Value
Chemicals (continued)
Kronos Worldwide, Inc. ................. 189,067 $ 1,085,245
LSB Industries, Inc.
(a) (b)
................. 470,110 3,704,467
Mativ Holdings, Inc. ................... 473,487 5,355,138
Minerals Technologies, Inc. .............. 276,559 17,179,845
Orion SA .......................... 489,066 3,707,120
Perimeter Solutions, Inc.
(a) (b)
.............. 1,221,736 27,354,669
Quaker Chemical Corp. ................ 123,324 16,247,937
Rayonier Advanced Materials, Inc.
(a) (b)
....... 558,990 4,035,908
Stepan Co. ......................... 190,216 9,073,303
Trinseo plc ......................... 293,744 690,298
Tronox Holdings plc ................... 1,063,756 4,276,299
Valhi, Inc. .......................... 22,655 357,496
197,905,354
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. ................... 545,156 25,142,595
ACCO Brands Corp. ................... 773,703 3,087,075
Acme United Corp.
(b)
.................. 28,668 1,180,548
BrightView Holdings, Inc.
(a)
.............. 629,181 8,431,025
Cimpress plc
(a) (b)
..................... 104,693 6,599,847
CompX International, Inc. ............... 4,153 97,180
CoreCivic, Inc.
(a)
..................... 803,194 16,344,998
Deluxe Corp. ........................ 389,881 7,548,096
Ennis, Inc. ......................... 222,682 4,070,627
Enviri Corp.
(a) (b)
...................... 667,469 8,470,182
Healthcare Services Group, Inc.
(a)
.......... 353,381 5,947,402
HNI Corp. .......................... 168,014 7,871,456
Interface, Inc. ....................... 449,669 13,013,421
MillerKnoll, Inc. ...................... 597,033 10,591,365
Mobile Infrastructure Corp.
(a) (b)
............ 124,259 437,392
Montrose Environmental Group, Inc.
(a)
....... 280,424 7,700,443
NL Industries, Inc. .................... 65,931 405,476
OPENLANE, Inc.
(a)
.................... 935,038 26,910,394
Perma-Fix Environmental Services, Inc.
(a) (b)
... 126,245 1,275,075
Pitney Bowes, Inc. .................... 695,090 7,930,977
Quad/Graphics, Inc. , Class A ............. 75,928 475,309
Steelcase, Inc. , Class A ................ 740,581 12,737,993
UniFirst Corp. ....................... 132,718 22,189,122
Vestis Corp. ........................ 1,014,047 4,593,633
Virco Mfg. Corp. ..................... 89,752 695,578
203,747,209
Communications Equipment — 0.8%
(a)
Applied Optoelectronics, Inc.
(b)
............ 95,179 2,467,991
Aviat Networks, Inc.
(b)
.................. 99,662 2,285,250
Clearfield, Inc.
(b)
...................... 57,249 1,968,221
CommScope Holding Co., Inc. ............ 720,566 11,154,362
Digi International, Inc.
(b)
................. 320,896 11,699,868
Harmonic, Inc. ....................... 739,245 7,525,514
Inseego Corp.
(b)
...................... 87,027 1,302,794
NETGEAR, Inc.
(b)
..................... 241,712 7,829,052
NetScout Systems, Inc. ................. 613,072 15,835,650
Ribbon Communications, Inc.
(b)
........... 835,818 3,176,108
Viasat, Inc. ......................... 1,032,091 30,240,266
95,485,076
Construction & Engineering — 1.3%
Ameresco, Inc. , Class A
(a) (b)
.............. 281,525 9,453,609
Arcosa, Inc. ........................ 306,038 28,678,821
Bowman Consulting Group Ltd.
(a)
.......... 6,080 257,549
Concrete Pumping Holdings, Inc. .......... 198,079 1,396,457
Fluor Corp.
(a)
........................ 1,439,471 60,558,545
Granite Construction, Inc. ............... 53,456 5,861,450
Great Lakes Dredge & Dock Corp.
(a)
........ 584,092 7,003,263
Matrix Service Co.
(a)
................... 177,237 2,318,260
NWPX Infrastructure, Inc.
(a)
.............. 85,981 4,550,974

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Orion Group Holdings, Inc.
(a) (b)
............ 272,924 $ 2,270,728
Primoris Services Corp. ................ 30,974 4,253,659
Southland Holdings, Inc.
(a) (b)
.............. 93,303 400,270
Tutor Perini Corp.
(a)
................... 389,950 25,576,821
152,580,406
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a) (b)
............. 43,855 2,569,026
Bread Financial Holdings, Inc. ............ 383,728 21,400,510
Consumer Portfolio Services, Inc.
(a)
......... 73,343 553,740
Encore Capital Group, Inc.
(a)
............. 199,728 8,336,647
Green Dot Corp. , Class A
(a)
.............. 470,488 6,318,654
Jefferson Capital, Inc.
(b)
................. 69,006 1,191,043
LendingClub Corp.
(a)
................... 994,814 15,111,225
LendingTree, Inc.
(a) (b)
.................. 7,026 454,793
Medallion Financial Corp. ............... 142,364 1,437,876
Navient Corp. ....................... 607,198 7,984,654
Nelnet, Inc. , Class A ................... 113,884 14,278,776
Oportun Financial Corp.
(a) (b)
.............. 342,858 2,115,434
PRA Group, Inc.
(a)
.................... 350,354 5,409,466
PROG Holdings, Inc. .................. 347,973 11,260,406
Regional Management Corp. ............. 71,180 2,773,173
Vroom, Inc.
(a)
........................ 8,121 219,510
World Acceptance Corp.
(a)
............... 22,841 3,863,327
105,278,260
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) .................. 288,436 11,482,637
Grocery Outlet Holding Corp.
(a)
............ 834,346 13,391,253
HF Foods Group, Inc.
(a)
................. 344,706 951,388
Ingles Markets, Inc. , Class A ............. 128,064 8,908,132
United Natural Foods, Inc.
(a)
.............. 526,190 19,795,268
Village Super Market, Inc. , Class A ......... 78,956 2,949,796
Weis Markets, Inc. .................... 145,572 10,462,260
67,940,734
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ............. 923,619 3,685,240
Greif, Inc. , Class A, NVS ................ 222,051 13,269,767
Greif, Inc. , Class B .................... 41,613 2,563,777
Myers Industries, Inc. .................. 281,986 4,776,843
O-I Glass, Inc.
(a)
...................... 1,025,476 13,300,424
Ranpak Holdings Corp. , Class A
(a) (b)
........ 421,235 2,367,341
TriMas Corp. ........................ 293,437 11,338,405
51,301,797
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 169,045 4,373,194
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 217,401 6,174,189
Weyco Group, Inc. .................... 53,200 1,600,788
12,148,171
Diversified Consumer Services — 0.9%
American Public Education, Inc.
(a) (b)
......... 8,208 323,970
European Wax Center, Inc. , Class A
(a) (b)
...... 19,770 78,882
Graham Holdings Co. , Class B ............ 28,226 33,230,752
Laureate Education, Inc.
(a)
............... 739,138 23,312,413
Matthews International Corp. , Class A ....... 263,518 6,398,217
McGraw Hill, Inc.
(a) (b)
................... 59,118 741,931
Mister Car Wash, Inc.
(a) (b)
................ 111,347 593,479
Perdoceo Education Corp. ............... 537,197 20,230,839
Strategic Education, Inc. ................ 204,459 17,585,519
102,496,002
Diversified REITs — 1.1%
Alexander & Baldwin, Inc. ............... 640,942 11,658,735
Alpine Income Property Trust, Inc. ......... 113,697 1,611,086
Security
Shares
Shares Value
Diversified REITs (continued)
American Assets Trust, Inc. .............. 459,825 $ 9,343,644
Armada Hoffler Properties, Inc. ........... 706,056 4,949,453
Broadstone Net Lease, Inc. .............. 1,661,480 29,690,648
CTO Realty Growth, Inc. ................ 269,071 4,385,857
Essential Properties Realty Trust, Inc. ....... 1,740,319 51,791,893
Gladstone Commercial Corp. ............. 331,771 4,087,419
Global Net Lease, Inc. ................. 1,763,489 14,337,166
Modiv Industrial, Inc. , Class C ............ 80,705 1,181,521
NexPoint Diversified Real Estate Trust ...... 319,870 1,180,320
134,217,742
Diversified Telecommunication Services — 0.3%
ATN International, Inc. ................. 89,748 1,343,527
Bandwidth, Inc. , Class A
(a) (b)
.............. 184,016 3,067,547
IDT Corp. , Class B .................... 31,833 1,665,184
Liberty Latin America Ltd. , Class A
(a)
........ 256,418 2,125,705
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 1,123,467 9,482,062
Lumen Technologies, Inc.
(a)
.............. 978,481 5,988,304
Shenandoah Telecommunications Co. ....... 446,313 5,989,520
Uniti Group, Inc.
(b)
.................... 1,248,892 7,643,219
37,305,068
Electric Utilities — 2.2%
ALLETE, Inc. ....................... 514,246 34,145,934
Genie Energy Ltd. , Class B .............. 165,243 2,470,383
Hawaiian Electric Industries, Inc.
(a) (b)
........ 1,530,482 16,896,521
MGE Energy, Inc. ..................... 156,199 13,148,832
Oklo, Inc. , Class A
(a) (b)
.................. 730,497 81,545,380
Otter Tail Corp. ...................... 315,409 25,854,076
Portland General Electric Co. ............. 965,731 42,492,164
TXNM Energy, Inc. .................... 853,705 48,277,018
264,830,308
Electrical Equipment — 1.4%
Allient, Inc.
(b)
........................ 119,292 5,338,317
Array Technologies, Inc.
(a) (b)
.............. 1,041,257 8,486,245
Atkore, Inc. ......................... 294,759 18,493,180
Complete Solaria, Inc.
(a) (b)
............... 398,607 701,548
EnerSys ........................... 318,866 36,019,103
Fluence Energy, Inc. , Class A
(a) (b)
.......... 124,386 1,343,369
Hyliion Holdings Corp. , Class A
(a) (b)
......... 1,085,109 2,137,665
LSI Industries, Inc. .................... 54,151 1,278,505
NANO Nuclear Energy, Inc.
(a) (b)
............ 13,878 535,136
Net Power, Inc. , Class A
(a) (b)
.............. 292,997 881,921
NEXTracker, Inc. , Class A
(a) (b)
............. 255,688 18,918,355
Plug Power, Inc.
(a) (b)
................... 9,613,331 22,399,061
Power Solutions International, Inc.
(a) (b)
....... 4,590 450,830
Preformed Line Products Co. ............. 19,803 3,884,358
Shoals Technologies Group, Inc. , Class A
(a)
... 1,237,349 9,168,756
Sunrun, Inc.
(a)
....................... 1,842,048 31,849,010
T1 Energy, Inc.
(a) (b)
.................... 1,014,350 2,211,283
Thermon Group Holdings, Inc.
(a) (b)
.......... 256,115 6,843,393
170,940,035
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a) (b)
................... 55,331 484,700
Bel Fuse, Inc. , Class A
(b)
................ 14,985 1,743,505
Bel Fuse, Inc. , Class B, NVS
(b)
............ 91,134 12,851,716
Benchmark Electronics, Inc. ............. 315,403 12,158,786
CTS Corp. ......................... 219,071 8,749,696
Daktronics, Inc.
(a) (b)
.................... 278,825 5,833,019
ePlus, Inc. ......................... 232,438 16,505,422
Insight Enterprises, Inc.
(a)
............... 166,925 18,930,964
Itron, Inc.
(a)
......................... 205,358 25,579,392
Kimball Electronics, Inc.
(a) (b)
.............. 212,227 6,337,098
Knowles Corp.
(a) (b)
.................... 697,062 16,248,515

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc. ............... 301,369 $ 2,275,336
MicroVision, Inc.
(a) (b)
................... 811,076 1,005,734
Motomova, Inc.
(a) (c)
.................... 19,086 —
Neonode, Inc.
(a) (b)
..................... 10,936 38,167
nLight, Inc.
(a)
........................ 397,771 11,785,955
PC Connection, Inc. ................... 97,075 6,017,679
Plexus Corp.
(a)
....................... 16,361 2,367,273
Powerfleet, Inc.
(a) (b)
.................... 1,096,979 5,748,170
Richardson Electronics Ltd. .............. 101,872 997,327
Rogers Corp.
(a) (b)
..................... 161,736 13,013,279
Sanmina Corp.
(a)
..................... 252,722 29,090,829
ScanSource, Inc.
(a)
.................... 183,751 8,083,207
TTM Technologies, Inc.
(a)
................ 883,978 50,917,133
Vishay Intertechnology, Inc. .............. 1,066,375 16,315,538
Vishay Precision Group, Inc.
(a) (b)
........... 103,329 3,311,694
Vuzix Corp.
(a) (b)
...................... 36,772 115,096
276,505,230
Energy Equipment & Services — 2.0%
Atlas Energy Solutions, Inc. .............. 189,365 2,153,080
Borr Drilling Ltd.
(b)
.................... 2,167,239 5,829,873
Bristow Group, Inc.
(a)
.................. 248,813 8,977,173
Core Laboratories, Inc. ................. 415,850 5,139,906
DMC Global, Inc.
(a) (b)
................... 120,971 1,022,205
Expro Group Holdings NV
(a) (b)
............. 912,868 10,844,872
Flowco Holdings, Inc. , Class A
(b)
........... 78,133 1,160,275
Forum Energy Technologies, Inc.
(a)
......... 102,013 2,724,767
Helix Energy Solutions Group, Inc.
(a)
........ 930,100 6,101,456
Helmerich & Payne, Inc. ................ 849,182 18,758,430
Innovex International, Inc.
(a) (b)
............. 341,116 6,324,291
Liberty Energy, Inc. , Class A ............. 1,391,802 17,174,837
Mammoth Energy Services, Inc.
(a)
.......... 192,251 440,255
Nabors Industries Ltd.
(a) (b)
............... 133,705 5,464,523
National Energy Services Reunited Corp.
(a) (b)
.. 470,591 4,828,264
Natural Gas Services Group, Inc. .......... 65,395 1,830,406
Noble Corp. plc
(b)
..................... 1,109,277 31,370,353
Oceaneering International, Inc.
(a)
.......... 94,193 2,334,102
Oil States International, Inc.
(a)
............. 526,775 3,192,256
Patterson-UTI Energy, Inc. .............. 3,105,253 16,085,210
ProFrac Holding Corp. , Class A
(a) (b)
......... 106,251 393,129
ProPetro Holding Corp.
(a)
................ 714,531 3,744,142
Ranger Energy Services, Inc. , Class A ....... 175,860 2,469,074
RPC, Inc. .......................... 795,760 3,787,818
SEACOR Marine Holdings, Inc.
(a) (b)
......... 179,841 1,167,168
Seadrill Ltd.
(a) (b)
...................... 351,446 10,617,184
Select Water Solutions, Inc. , Class A ........ 788,469 8,428,734
TETRA Technologies, Inc.
(a) (b)
............. 1,122,321 6,453,346
Tidewater, Inc.
(a) (b)
.................... 23,287 1,241,896
Transocean Ltd.
(a) (b)
................... 7,445,824 23,230,971
Valaris Ltd.
(a) (b)
....................... 559,944 27,308,469
240,598,465
Entertainment — 0.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 3,792,128 10,997,171
CuriosityStream, Inc. , Class A ............ 22,271 118,036
Eventbrite, Inc. , Class A
(a)
............... 642,400 1,618,848
Gaia, Inc. , Class A
(a)
................... 147,015 870,329
Lionsgate Studios Corp.
(a)
............... 1,811,063 12,496,335
Marcus Corp. (The) ................... 207,166 3,213,145
Playstudios, Inc. , Class A
(a)
.............. 751,525 723,418
Playtika Holding Corp. ................. 371,987 1,447,029
Reservoir Media, Inc.
(a) (b)
................ 151,740 1,235,164
Sphere Entertainment Co. , Class A
(a) (b)
....... 245,133 15,227,662
Starz Entertainment Corp. ............... 100,699 1,483,296
Security
Shares
Shares Value
Entertainment (continued)
Vivid Seats, Inc. , Class A
(a)
.............. 9,793 $ 162,760
49,593,193
Financial Services — 3.1%
Acacia Research Corp.
(a) (b)
............... 305,068 991,471
Alerus Financial Corp. ................. 205,753 4,555,371
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 252,433 11,604,345
Better Home & Finance Holding Co.
(a) (b)
...... 45,303 2,543,310
Burford Capital Ltd. ................... 642,302 7,681,932
Cannae Holdings, Inc. ................. 508,603 9,312,521
Cass Information Systems, Inc. ........... 12,538 493,119
Compass Diversified Holdings ............ 595,059 3,939,291
Enact Holdings, Inc. ................... 256,161 9,821,213
Essent Group Ltd. .................... 855,977 54,405,898
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 7,392 1,241,708
Finance of America Cos., Inc. , Class A
(a) (b)
.... 38,314 859,383
Flywire Corp.
(a)
...................... 96,998 1,313,353
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 1,054,069 32,359,918
Jackson Financial, Inc. , Class A ........... 624,987 63,267,434
loanDepot, Inc. , Class A
(a) (b)
.............. 704,494 2,162,797
Marqeta, Inc. , Class A
(a) (b)
............... 1,839,173 9,710,833
Merchants Bancorp ................... 230,580 7,332,444
NewtekOne, Inc. ..................... 221,906 2,540,824
NMI Holdings, Inc. , Class A
(a)
............. 684,431 26,241,084
Onity Group, Inc.
(a)
.................... 58,065 2,320,277
Pagseguro Digital Ltd. , Class A ........... 594,086 5,940,860
Paysafe Ltd.
(a) (b)
...................... 288,254 3,724,242
PennyMac Financial Services, Inc. ......... 257,024 31,840,133
Radian Group, Inc. .................... 1,190,664 43,125,850
Repay Holdings Corp. , Class A
(a) (b)
......... 691,640 3,617,277
Security National Financial Corp. , Class A
(a) (b)
.. 133,404 1,156,613
Sezzle, Inc.
(a) (b)
...................... 11,271 896,383
SWK Holdings Corp. .................. 26,283 382,418
Triller Group, Inc.
(a) (b)
................... 889,134 738,070
Velocity Financial, Inc.
(a) (b)
............... 83,169 1,508,686
Walker & Dunlop, Inc. .................. 290,144 24,261,841
Waterstone Financial, Inc. ............... 134,741 2,101,960
373,992,859
Food Products — 0.5%
Alico, Inc. .......................... 46,103 1,597,930
B&G Foods, Inc. ..................... 673,251 2,982,502
Beyond Meat, Inc.
(a) (b)
.................. 582,279 1,100,507
Calavo Growers, Inc. .................. 12,792 329,266
Dole plc ........................... 617,588 8,300,383
Fresh Del Monte Produce, Inc. ............ 292,036 10,139,490
Hain Celestial Group, Inc. (The)
(a)
.......... 783,347 1,237,688
John B Sanfilippo & Son, Inc. ............. 27,386 1,760,372
Limoneira Co. ....................... 146,669 2,178,035
Mission Produce, Inc.
(a) (b)
................ 373,518 4,489,686
Seneca Foods Corp. , Class A
(a) (b)
.......... 40,560 4,378,047
Simply Good Foods Co. (The)
(a)
........... 297,333 7,379,805
TreeHouse Foods, Inc.
(a)
................ 445,725 9,008,102
Utz Brands, Inc. , Class A ................ 633,325 7,694,899
62,576,712
Gas Utilities — 2.1%
Brookfield Infrastructure Corp. , Class A
(b)
..... 1,055,633 43,407,629
Chesapeake Utilities Corp. .............. 132,997 17,913,366
New Jersey Resources Corp. ............. 884,971 42,611,354
Northwest Natural Holding Co. ............ 354,800 15,941,164
ONE Gas, Inc. ....................... 524,619 42,462,662
RGC Resources, Inc. .................. 70,373 1,579,170

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities (continued)
Southwest Gas Holdings, Inc. ............ 568,644 $ 44,547,571
Spire, Inc. .......................... 511,079 41,663,160
250,126,076
Ground Transportation — 0.5%
ArcBest Corp. ....................... 201,484 14,077,687
Covenant Logistics Group, Inc. , Class A ...... 114,486 2,479,767
Heartland Express, Inc. ................. 389,343 3,262,694
Marten Transport Ltd. .................. 512,423 5,462,429
PAMT Corp.
(a) (b)
...................... 45,226 515,576
Proficient Auto Logistics, Inc.
(a) (b)
........... 203,680 1,403,355
RXO, Inc.
(a)
......................... 1,347,338 20,722,059
Universal Logistics Holdings, Inc. .......... 58,324 1,367,115
Werner Enterprises, Inc. ................ 428,478 11,277,541
60,568,223
Health Care Equipment & Supplies — 1.3%
AngioDynamics, Inc.
(a)
................. 261,014 2,915,526
Artivion, Inc.
(a)
....................... 61,458 2,602,132
Avanos Medical, Inc.
(a)
................. 390,808 4,517,741
Beta Bionics, Inc.
(a) (b)
.................. 40,995 814,571
Carlsmed, Inc.
(a) (b)
.................... 18,923 253,379
CONMED Corp. ...................... 273,147 12,846,103
Embecta Corp. ...................... 457,503 6,455,367
Enovis Corp.
(a) (b)
...................... 504,567 15,308,563
ICU Medical, Inc.
(a)
.................... 52,900 6,345,884
Inogen, Inc.
(a)
....................... 206,314 1,685,585
Integra LifeSciences Holdings Corp.
(a) (b)
...... 588,999 8,440,356
Kestra Medical Technologies Ltd.
(a) (b)
........ 13,871 329,575
LivaNova plc
(a)
....................... 479,871 25,135,643
Lucid Diagnostics, Inc.
(a) (b)
............... 340,805 344,213
Merit Medical Systems, Inc.
(a)
............. 37,130 3,090,330
Neogen Corp.
(a)
...................... 1,929,726 11,018,735
Omnicell, Inc.
(a)
...................... 409,605 12,472,472
OraSure Technologies, Inc.
(a)
............. 648,781 2,082,587
Orthofix Medical, Inc.
(a)
................. 342,703 5,017,172
OrthoPediatrics Corp.
(a) (b)
................ 110,995 2,056,737
Outset Medical, Inc.
(a) (b)
................. 93,453 1,319,556
QuidelOrtho Corp.
(a) (b)
.................. 339,855 10,008,730
Semler Scientific, Inc.
(a) (b)
................ 87,962 2,638,860
Shoulder Innovations, Inc.
(a) (b)
............. 13,273 166,576
STAAR Surgical Co.
(a)
.................. 60,820 1,634,233
Stereotaxis, Inc.
(a) (b)
................... 58,168 180,903
Tactile Systems Technology, Inc.
(a) (b)
........ 203,208 2,812,399
Utah Medical Products, Inc. .............. 27,181 1,711,588
Varex Imaging Corp.
(a)
................. 356,735 4,423,514
Zimvie, Inc.
(a)
........................ 240,183 4,549,066
153,178,096
Health Care Providers & Services — 1.4%
AdaptHealth Corp.
(a) (b)
.................. 891,871 7,982,245
Addus HomeCare Corp.
(a)
............... 82,775 9,766,622
AirSculpt Technologies, Inc.
(a) (b)
........... 28,610 229,452
AMN Healthcare Services, Inc.
(a)
........... 335,778 6,500,662
Ardent Health, Inc.
(a) (b)
.................. 186,196 2,467,097
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 98,835 876,666
Brookdale Senior Living, Inc.
(a)
............ 224,410 1,900,753
Castle Biosciences, Inc.
(a)
............... 250,679 5,707,961
Community Health Systems, Inc.
(a) (b)
........ 406,640 1,305,314
Concentra Group Holdings Parent, Inc. ...... 59,589 1,247,198
Cross Country Healthcare, Inc.
(a)
.......... 274,961 3,904,446
DocGo, Inc.
(a) (b)
...................... 786,044 1,069,020
Enhabit, Inc.
(a)
....................... 442,445 3,543,985
Fulgent Genetics, Inc.
(a) (b)
............... 186,336 4,211,194
Innovage Holding Corp.
(a)
............... 102,236 527,538
LifeStance Health Group, Inc.
(a) (b)
.......... 508,182 2,795,001
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Nano-X Imaging Ltd.
(a) (b)
................ 422,508 $ 1,563,280
National HealthCare Corp. ............... 111,756 13,579,472
NeoGenomics, Inc.
(a) (b)
................. 1,028,327 7,938,684
Omada Health, Inc.
(a) (b)
................. 30,159 666,816
OPKO Health, Inc.
(a) (b)
.................. 3,602,185 5,583,387
Owens & Minor, Inc.
(a) (b)
................. 672,505 3,228,024
PACS Group, Inc.
(a)
................... 26,227 360,097
Pediatrix Medical Group, Inc.
(a)
............ 751,365 12,585,364
Performant Healthcare, Inc.
(a) (b)
............ 151,351 1,169,943
Premier, Inc. , Class A .................. 722,079 20,073,796
RadNet, Inc.
(a) (b)
...................... 115,144 8,775,124
SBC Medical Group Holdings, Inc.
(a) (b)
....... 45,704 198,355
Select Medical Holdings Corp. ............ 988,412 12,691,210
Sonida Senior Living, Inc.
(a) (b)
............. 18,233 505,419
Surgery Partners, Inc.
(a) (b)
............... 682,325 14,765,513
US Physical Therapy, Inc. ............... 52,452 4,455,797
162,175,435
Health Care REITs — 1.7%
American Healthcare REIT, Inc. ........... 903,677 37,963,471
CareTrust REIT, Inc. ................... 1,686,083 58,473,358
Community Healthcare Trust, Inc. .......... 242,536 3,710,801
Diversified Healthcare Trust .............. 1,936,055 8,538,003
Global Medical REIT, Inc. ............... 113,374 3,821,838
LTC Properties, Inc. ................... 402,189 14,824,687
National Health Investors, Inc. ............ 314,826 25,028,667
Sabra Health Care REIT, Inc. ............. 2,082,463 38,817,110
Sila Realty Trust, Inc. .................. 489,223 12,279,497
Universal Health Realty Income Trust ....... 14,885 583,045
204,040,477
Health Care Technology — 0.2%
Definitive Healthcare Corp. , Class A
(a)
....... 305,884 1,241,889
Evolent Health, Inc. , Class A
(a)
............ 692,563 5,859,083
Health Catalyst, Inc.
(a)
.................. 583,530 1,663,060
HealthStream, Inc. .................... 126,288 3,566,373
LifeMD, Inc.
(a) (b)
...................... 94,612 642,415
Teladoc Health, Inc.
(a) (b)
................. 1,252,472 9,681,609
Waystar Holding Corp.
(a)
................ 146,581 5,558,352
28,212,781
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. .............. 1,961,459 23,557,123
Braemar Hotels & Resorts, Inc. ........... 551,546 1,505,721
Chatham Lodging Trust ................. 423,920 2,844,503
DiamondRock Hospitality Co. ............. 774,224 6,162,823
Pebblebrook Hotel Trust ................ 1,029,556 11,726,643
RLJ Lodging Trust .................... 1,316,083 9,475,798
Service Properties Trust ................ 1,353,296 3,667,432
Summit Hotel Properties, Inc. ............. 967,930 5,313,936
Sunstone Hotel Investors, Inc. ............ 1,548,434 14,508,826
Xenia Hotels & Resorts, Inc. ............. 736,895 10,110,199
88,873,004
Hotels, Restaurants & Leisure — 0.9%
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 6,093 1,971,999
BJ's Restaurants, Inc.
(a)
................. 63,704 1,944,883
Bloomin' Brands, Inc. .................. 271,464 1,946,397
Brightstar Lottery plc .................. 983,132 16,959,027
Cracker Barrel Old Country Store, Inc. ....... 140,959 6,210,654
Denny's Corp.
(a) (b)
..................... 399,788 2,090,891
Dine Brands Global, Inc. ................ 112,516 2,781,395
El Pollo Loco Holdings, Inc.
(a) (b)
............ 229,284 2,224,055
Global Business Travel Group I
(a)
.......... 91,588 740,031
Golden Entertainment, Inc. .............. 173,180 4,083,584
Jack in the Box, Inc. ................... 25,732 508,722

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc.
(b)
................... 582,611 $ 2,254,705
Marriott Vacations Worldwide Corp. ......... 244,017 16,241,771
Nathan's Famous, Inc. ................. 2,819 312,176
Papa John's International, Inc. ............ 262,920 12,659,598
Portillo's, Inc. , Class A
(a) (b)
............... 522,619 3,370,893
Potbelly Corp.
(a)
...................... 23,449 399,571
Pursuit Attractions & Hospitality, Inc.
(a)
....... 175,276 6,341,486
RCI Hospitality Holdings, Inc.
(b)
............ 27,829 849,063
Red Rock Resorts, Inc. , Class A ........... 193,189 11,796,120
Sabre Corp.
(a)
....................... 2,341,441 4,284,837
Serve Robotics, Inc.
(a) (b)
................. 44,543 518,035
Six Flags Entertainment Corp.
(a) (b)
.......... 171,583 3,898,366
Target Hospitality Corp.
(a) (b)
.............. 277,261 2,351,173
United Parks & Resorts, Inc.
(a) (b)
........... 12,030 621,951
107,361,383
Household Durables — 2.5%
Bassett Furniture Industries, Inc. .......... 70,331 1,099,977
Beazer Homes USA, Inc.
(a)
.............. 246,391 6,048,899
Century Communities, Inc. .............. 228,307 14,467,815
Cricut, Inc. , Class A ................... 397,297 2,498,998
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 202,274 5,242,942
Ethan Allen Interiors, Inc. ............... 204,153 6,014,347
Flexsteel Industries, Inc. ................ 31,856 1,476,526
Green Brick Partners, Inc.
(a)
.............. 180,178 13,307,947
Hamilton Beach Brands Holding Co. , Class A .. 70,012 1,006,072
Helen of Troy Ltd.
(a)
................... 204,963 5,165,068
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 41,647 5,351,223
KB Home .......................... 583,167 37,112,748
La-Z-Boy, Inc. ....................... 363,526 12,476,212
Legacy Housing Corp.
(a) (b)
............... 74,503 2,049,577
Leggett & Platt, Inc. ................... 1,173,744 10,422,847
LGI Homes, Inc.
(a) (b)
................... 183,210 9,473,789
Lovesac Co. (The)
(a) (b)
.................. 44,718 757,076
M/I Homes, Inc.
(a)
..................... 229,298 33,119,803
Meritage Homes Corp. ................. 622,416 45,081,591
Sonos, Inc.
(a)
........................ 83,889 1,325,446
Taylor Morrison Home Corp.
(a)
............ 852,371 56,265,010
Traeger, Inc.
(a)
....................... 292,766 357,174
TRI Pointe Homes, Inc.
(a)
................ 755,835 25,675,715
295,796,802
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 74,492 2,432,164
Central Garden & Pet Co. , Class A, NVS
(a)
.... 442,441 13,065,282
Energizer Holdings, Inc. ................ 127,479 3,172,952
Oil-Dri Corp. of America ................ 17,746 1,083,216
Spectrum Brands Holdings, Inc. ........... 208,743 10,965,270
30,718,884
Independent Power and Renewable Electricity Producers — 0.4%
(b)
Hallador Energy Co.
(a)
.................. 18,458 361,223
Montauk Renewables, Inc.
(a)
............. 456,866 918,301
Ormat Technologies, Inc. ................ 536,125 51,602,031
52,881,555
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 132,476 4,441,920
Industrial REITs — 0.9%
Industrial Logistics Properties Trust ......... 481,097 2,804,795
Innovative Industrial Properties, Inc. ........ 245,497 13,153,729
LXP Industrial Trust ................... 2,553,297 22,877,541
One Liberty Properties, Inc. .............. 162,882 3,602,950
Plymouth Industrial REIT, Inc. ............ 362,157 8,086,966
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. .................. 897,921 $ 50,957,017
101,482,998
Insurance — 2.1%
Abacus Global Management, Inc.
(a) (b)
........ 245,371 1,405,976
Ambac Financial Group, Inc.
(a)
............ 377,829 3,151,094
American Coastal Insurance Corp. ......... 101,036 1,150,800
American Integrity Insurance Group, Inc.
(a) (b)
... 43,607 972,872
AMERISAFE, Inc. .................... 80,480 3,528,243
Aspen Insurance Holdings Ltd. , Class A
(a)
.... 56,761 2,083,696
Ategrity Specialty Holdings LLC
(a)
.......... 34,198 676,094
Citizens, Inc. , Class A
(a) (b)
............... 390,185 2,048,471
CNO Financial Group, Inc. ............... 845,785 33,450,797
Donegal Group, Inc. , Class A ............. 141,032 2,734,610
eHealth, Inc.
(a)
....................... 248,312 1,070,225
Employers Holdings, Inc. ................ 212,962 9,046,626
F&G Annuities & Life, Inc. ............... 175,741 5,495,421
Fidelis Insurance Holdings Ltd. ............ 516,501 9,374,493
Genworth Financial, Inc. , Class A
(a)
......... 3,625,804 32,269,656
GoHealth, Inc. , Class A
(a)
................ 36,611 176,465
Goosehead Insurance, Inc. , Class A ........ 44,087 3,280,955
Greenlight Capital Re Ltd. , Class A
(a)
........ 233,001 2,959,113
Hamilton Insurance Group Ltd. , Class B
(a) (b)
... 401,749 9,963,375
Heritage Insurance Holdings, Inc.
(a)
......... 43,543 1,096,413
Hippo Holdings, Inc.
(a) (b)
................. 71,259 2,576,725
Horace Mann Educators Corp. ............ 355,940 16,077,810
Investors Title Co. .................... 10,274 2,751,685
James River Group Holdings Ltd. .......... 340,112 1,887,622
Kestrel Group Ltd.
(b)
................... 3,312 90,451
Kingstone Cos., Inc.
(b)
.................. 6,880 101,136
MBIA, Inc.
(a)
........................ 410,277 3,056,564
Mercury General Corp. ................. 237,068 20,098,625
NI Holdings, Inc.
(a)
.................... 63,880 866,213
ProAssurance Corp.
(a)
.................. 444,460 10,662,595
Safety Insurance Group, Inc. ............. 130,301 9,210,978
Selective Insurance Group, Inc. ........... 63,365 5,137,001
Selectquote, Inc.
(a)
.................... 335,801 658,170
SiriusPoint Ltd.
(a)
..................... 679,229 12,287,253
Slide Insurance Holdings, Inc.
(a) (b)
.......... 145,606 2,298,391
Stewart Information Services Corp. ......... 244,926 17,957,974
Tiptree, Inc. ........................ 149,844 2,872,509
United Fire Group, Inc. ................. 183,439 5,580,214
Universal Insurance Holdings, Inc. ......... 173,788 4,570,624
244,677,935
Interactive Media & Services — 0.5%
Angi, Inc.
(a) (b)
........................ 356,113 5,790,397
Bumble, Inc. , Class A
(a)
................. 576,608 3,511,543
Cars.com, Inc.
(a) (b)
.................... 510,432 6,237,479
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 950,105 1,881,208
Nextdoor Holdings, Inc. , Class A
(a)
......... 1,882,334 3,934,078
Rumble, Inc. , Class A
(a) (b)
................ 715,645 5,181,270
Shutterstock, Inc. ..................... 212,586 4,432,418
Teads Holding Co.
(a) (b)
.................. 334,570 552,040
TripAdvisor, Inc.
(a) (b)
................... 534,599 8,692,580
TrueCar, Inc.
(a)
....................... 738,300 1,358,472
Vimeo, Inc.
(a) (b)
....................... 753,658 5,840,849
Webtoon Entertainment, Inc.
(a) (b)
........... 154,894 3,006,493
Ziff Davis, Inc.
(a)
...................... 365,431 13,922,921
64,341,748
IT Services — 0.5%
Applied Digital Corp.
(a) (b)
................ 451,610 10,359,933
ASGN, Inc.
(a)
........................ 375,788 17,793,562
BigBear.ai Holdings, Inc.
(a) (b)
.............. 1,944,606 12,678,831
Fastly, Inc. , Class A
(a) (b)
................. 1,198,314 10,245,585

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 107,765 $ 830,868
Hackett Group, Inc. (The) ............... 21,176 402,556
Information Services Group, Inc. ........... 194,997 1,121,233
Rackspace Technology, Inc.
(a) (b)
........... 572,962 807,876
Tucows, Inc. , Class A
(a) (b)
................ 49,299 914,743
Unisys Corp.
(a)
....................... 116,977 456,210
55,611,397
Leisure Products — 0.7%
American Outdoor Brands, Inc.
(a) (b)
......... 106,001 920,089
Clarus Corp. ........................ 272,462 953,617
Escalade, Inc. ....................... 79,829 1,003,451
Funko, Inc. , Class A
(a) (b)
................. 299,978 1,031,924
JAKKS Pacific, Inc. ................... 77,262 1,447,117
Johnson Outdoors, Inc. , Class A ........... 45,969 1,856,688
Latham Group, Inc.
(a)
.................. 46,580 354,474
Malibu Boats, Inc. , Class A
(a) (b)
............ 161,732 5,248,203
Marine Products Corp. ................. 33,193 294,422
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 144,609 3,103,309
Outdoor Holding Co.
(a) (b)
................ 813,519 1,204,008
Peloton Interactive, Inc. , Class A
(a) (b)
........ 2,140,326 19,262,934
Polaris, Inc. ......................... 466,933 27,142,815
Smith & Wesson Brands, Inc. ............. 393,460 3,867,712
Sturm Ruger & Co., Inc. ................ 93,727 4,074,313
Topgolf Callaway Brands Corp.
(a) (b)
......... 1,163,727 11,055,406
82,820,482
Life Sciences Tools & Services — 0.5%
(a)
10X Genomics, Inc. , Class A
(b)
............ 690,563 8,072,681
Atlantic International Corp.
(b)
............. 40,869 124,650
Azenta, Inc. ........................ 358,933 10,308,556
Codexis, Inc.
(b)
....................... 129,520 316,029
CryoPort, Inc.
(b)
...................... 328,264 3,111,943
Cytek Biosciences, Inc. ................. 1,043,781 3,621,920
Fortrea Holdings, Inc. .................. 805,800 6,784,836
Ginkgo Bioworks Holdings, Inc.
(b)
.......... 323,363 4,714,633
Lifecore Biomedical, Inc.
(b)
............... 66,422 488,866
Maravai LifeSciences Holdings, Inc. , Class A
(b)
. 956,679 2,745,669
MaxCyte, Inc.
(b)
...................... 907,180 1,433,344
OmniAb, Inc.
(b)
....................... 737,531 1,180,050
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 52,020 1
Pacific Biosciences of California, Inc.
(b)
...... 2,384,194 3,051,768
Personalis, Inc.
(b)
..................... 432,674 2,821,034
Quanterix Corp.
(b)
..................... 317,855 1,725,953
Quantum-Si, Inc. , Class A
(b)
.............. 1,374,985 1,938,729
Standard BioTools, Inc.
(b)
................ 2,676,633 3,479,623
55,920,286
Machinery — 2.6%
3D Systems Corp.
(a) (b)
.................. 1,166,432 3,382,653
Aebi Schmidt Holding AG
(b)
.............. 302,567 3,773,010
AirJoule Technologies Corp.
(a) (b)
........... 185,409 869,568
Alamo Group, Inc. .................... 63,434 12,109,551
Albany International Corp. , Class A ......... 184,701 9,844,563
Astec Industries, Inc. .................. 200,812 9,665,082
Atmus Filtration Technologies, Inc. ......... 72,089 3,250,493
Columbus McKinnon Corp. .............. 252,565 3,621,782
Douglas Dynamics, Inc. ................ 26,344 823,513
Eastern Co. (The) .................... 49,577 1,163,076
Enpro, Inc. ......................... 161,893 36,587,818
Gencor Industries, Inc.
(a)
................ 89,282 1,306,196
Greenbrier Cos., Inc. (The) .............. 264,812 12,226,370
Helios Technologies, Inc. ................ 291,561 15,199,075
Hillenbrand, Inc. ..................... 619,673 16,755,958
Hillman Solutions Corp.
(a)
............... 1,747,314 16,040,343
Security
Shares
Shares Value
Machinery (continued)
Hyster-Yale, Inc. , Class A ............... 104,365 $ 3,846,894
JBT Marel Corp. ..................... 237,893 33,412,072
Kennametal, Inc. ..................... 666,910 13,958,426
L B Foster Co. , Class A
(a)
................ 88,222 2,377,583
Luxfer Holdings plc ................... 236,916 3,293,132
Manitowoc Co., Inc. (The)
(a)
.............. 304,255 3,045,593
Mayville Engineering Co., Inc.
(a)
........... 111,073 1,528,364
Microvast Holdings, Inc.
(a) (b)
.............. 622,351 2,396,051
Miller Industries, Inc. .................. 98,081 3,964,434
Palladyne AI Corp.
(a) (b)
.................. 220,297 1,892,351
Park-Ohio Holdings Corp. ............... 82,945 1,761,752
Proto Labs, Inc.
(a)
..................... 210,403 10,526,462
Standex International Corp. .............. 19,462 4,123,998
Tennant Co. ........................ 164,552 13,338,585
Terex Corp. ......................... 564,740 28,971,162
Titan International, Inc.
(a)
................ 438,459 3,314,750
Trinity Industries, Inc. .................. 383,973 10,766,603
Wabash National Corp. ................. 363,648 3,589,206
Worthington Enterprises, Inc. ............. 187,932 10,428,347
303,154,816
Marine Transportation — 0.4%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 68,227 980,422
Costamare, Inc. ...................... 393,687 4,688,812
Genco Shipping & Trading Ltd. ............ 297,275 5,291,495
Himalaya Shipping Ltd.
(b)
................ 261,028 2,148,260
Matson, Inc. ........................ 286,102 28,206,796
Pangaea Logistics Solutions Ltd. .......... 261,019 1,325,977
Safe Bulkers, Inc. .................... 537,861 2,388,103
45,029,865
Media — 1.5%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 824,948 1,262,170
Altice USA, Inc. , Class A
(a)
............... 1,964,408 4,734,223
AMC Networks, Inc. , Class A
(a)
............ 287,780 2,371,307
Boston Omaha Corp. , Class A
(a) (b)
.......... 177,158 2,317,227
Cable One, Inc. ...................... 45,321 8,024,083
EchoStar Corp. , Class A
(a) (b)
.............. 1,189,776 90,851,295
Entravision Communications Corp. , Class A ... 435,081 1,013,739
EW Scripps Co. (The) , Class A
(a) (b)
......... 556,517 1,369,032
Gannett Co., Inc.
(a) (b)
................... 122,856 507,395
Gray Media, Inc. ..................... 775,927 4,484,858
iHeartMedia, Inc. , Class A
(a) (b)
............. 1,028,873 2,952,866
Integral Ad Science Holding Corp.
(a)
........ 577,166 5,869,778
John Wiley & Sons, Inc. , Class A .......... 20,718 838,457
National CineMedia, Inc. ................ 561,160 2,530,832
Newsmax, Inc.
(a) (b)
.................... 96,360 1,194,864
Nexxen International Ltd.
(a) (b)
............. 326,271 3,018,007
PubMatic, Inc. , Class A
(a) (b)
............... 373,839 3,095,387
Scholastic Corp. ..................... 177,896 4,870,792
Sinclair, Inc. , Class A .................. 341,426 5,155,533
TechTarget, Inc.
(a) (b)
................... 227,750 1,323,228
TEGNA, Inc. ........................ 1,408,635 28,637,550
WideOpenWest, Inc.
(a)
................. 454,232 2,343,837
178,766,460
Metals & Mining — 2.8%
Alpha Metallurgical Resources, Inc.
(a)
....... 72,611 11,914,739
American Battery Technology Co.
(a) (b)
........ 367,629 1,786,677
Ascent Industries Co.
(a) (b)
................ 68,636 884,032
Caledonia Mining Corp. plc .............. 144,389 5,228,326
Coeur Mining, Inc.
(a) (b)
.................. 2,811,263 52,739,294
Commercial Metals Co. ................. 995,269 57,009,008
Compass Minerals International, Inc.
(a)
....... 71,112 1,365,350
Constellium SE , Class A
(a) (b)
.............. 791,177 11,772,714
Critical Metals Corp.
(a) (b)
................. 174,457 1,085,122

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Elevra Lithium Ltd. , ADR
(a)
............... 2 $ 48
Ferroglobe plc ....................... 1,055,539 4,802,702
Friedman Industries, Inc.
(b)
............... 57,367 1,256,050
Hecla Mining Co.
(b)
.................... 4,010,136 48,522,646
Ivanhoe Electric, Inc.
(a) (b)
................ 107,891 1,354,032
Kaiser Aluminum Corp. ................. 67,686 5,222,652
MAC Copper Ltd. , Class A
(a) (b)
............ 538,963 6,580,738
Materion Corp. ...................... 146,487 17,697,094
Metallus, Inc.
(a)
...................... 323,917 5,354,348
Novagold Resources, Inc.
(a) (b)
............. 183,486 1,614,677
Olympic Steel, Inc. .................... 85,641 2,607,768
Ryerson Holding Corp. ................. 236,679 5,410,482
SSR Mining, Inc.
(a)
.................... 1,783,420 43,551,116
SunCoke Energy, Inc. .................. 753,523 6,148,748
Tredegar Corp.
(a)
..................... 234,854 1,885,878
Warrior Met Coal, Inc.
(b)
................. 456,462 29,049,242
Worthington Steel, Inc. ................. 288,945 8,781,039
333,624,522
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
ACRES Commercial Realty Corp.
(a) (b)
....... 46,384 981,485
Adamas Trust, Inc. .................... 744,795 5,191,221
Advanced Flower Capital, Inc. ............ 158,443 606,837
AG Mortgage Investment Trust, Inc. ........ 240,710 1,742,740
Angel Oak Mortgage REIT, Inc. ........... 69,312 649,453
Apollo Commercial Real Estate Finance, Inc. .. 621,135 6,292,098
Arbor Realty Trust, Inc.
(b)
................ 1,636,892 19,986,451
Ares Commercial Real Estate Corp. ........ 454,446 2,049,551
ARMOUR Residential REIT, Inc. ........... 980,768 14,652,674
Blackstone Mortgage Trust, Inc. , Class A ..... 1,424,576 26,226,444
BrightSpire Capital, Inc. , Class A .......... 1,138,110 6,179,937
Chicago Atlantic Real Estate Finance, Inc. .... 159,729 2,042,934
Chimera Investment Corp. ............... 698,723 9,237,118
Claros Mortgage Trust, Inc.
(a)
............. 828,677 2,751,208
Dynex Capital, Inc. .................... 1,138,636 13,993,836
Ellington Financial, Inc. ................. 813,567 10,560,100
Franklin BSP Realty Trust, Inc. ............ 721,067 7,830,788
Invesco Mortgage Capital, Inc. ............ 584,141 4,416,106
KKR Real Estate Finance Trust, Inc. ........ 505,298 4,547,682
Ladder Capital Corp. , Class A ............ 1,005,839 10,973,704
Lument Finance Trust, Inc. .............. 393,748 795,371
MFA Financial, Inc. .................... 904,883 8,315,875
Nexpoint Real Estate Finance, Inc. ......... 71,446 1,013,104
Orchid Island Capital, Inc. ............... 1,121,490 7,861,645
PennyMac Mortgage Investment Trust ....... 772,488 9,470,703
Ready Capital Corp.
(b)
.................. 1,462,244 5,658,884
Redwood Trust, Inc. ................... 1,164,642 6,743,277
Rithm Property Trust, Inc. ............... 363,417 915,811
Seven Hills Realty Trust ................ 125,676 1,295,720
Sunrise Realty Trust, Inc. ............... 98,825 1,026,792
TPG RE Finance Trust, Inc. .............. 603,892 5,169,316
Two Harbors Investment Corp. ............ 449,628 4,437,828
203,616,693
Multi-Utilities — 0.9%
Avista Corp. ........................ 706,758 26,722,520
Black Hills Corp. ..................... 636,760 39,218,048
Northwestern Energy Group, Inc. .......... 542,437 31,792,233
Unitil Corp. ......................... 141,194 6,757,545
104,490,346
Office REITs — 1.4%
Brandywine Realty Trust ................ 1,518,142 6,330,652
City Office REIT, Inc. .................. 358,124 2,492,543
COPT Defense Properties ............... 1,003,046 29,148,517
Douglas Emmett, Inc. .................. 1,342,671 20,905,388
Security
Shares
Shares Value
Office REITs (continued)
Easterly Government Properties, Inc. ....... 362,012 $ 8,300,935
Empire State Realty Trust, Inc. , Class A
(b)
..... 1,219,621 9,342,297
Franklin Street Properties Corp. ........... 655,305 1,048,488
Hudson Pacific Properties, Inc.
(a)
.......... 3,256,926 8,989,116
JBG SMITH Properties ................. 549,339 12,222,793
NET Lease Office Properties ............. 133,140 3,948,932
Paramount Group, Inc.
(a)
................ 1,647,769 10,776,409
Peakstone Realty Trust , Class E .......... 327,759 4,300,198
Piedmont Realty Trust, Inc. , Class A ........ 1,088,466 9,796,194
Postal Realty Trust, Inc. , Class A .......... 200,982 3,153,408
SL Green Realty Corp. ................. 631,345 37,760,744
168,516,614
Oil, Gas & Consumable Fuels — 4.9%
Ardmore Shipping Corp. ................ 297,692 3,533,604
Berry Corp. ......................... 664,852 2,513,141
BKV Corp.
(a) (b)
....................... 149,554 3,459,184
California Resources Corp. .............. 595,483 31,667,786
Calumet, Inc.
(a) (b)
..................... 540,068 9,856,241
Centrus Energy Corp. , Class A
(a) (b)
......... 30,956 9,598,527
Clean Energy Fuels Corp.
(a) (b)
............. 1,545,946 3,988,541
CNX Resources Corp.
(a) (b)
............... 1,198,383 38,492,062
Comstock Resources, Inc.
(a)
.............. 201,934 4,004,351
Core Natural Resources, Inc. ............. 298,561 24,923,872
Crescent Energy, Inc. , Class A ............ 1,567,882 13,985,508
DHT Holdings, Inc. .................... 1,123,125 13,421,344
Diversified Energy Co. plc
(d)
.............. 506,276 7,092,927
Dorian LPG Ltd. ...................... 328,914 9,801,637
Encore Energy Corp.
(a) (b)
................ 1,638,052 5,258,147
Energy Fuels, Inc.
(a) (b)
.................. 1,377,306 21,141,647
Epsilon Energy Ltd. ................... 152,148 766,826
Evolution Petroleum Corp. ............... 31,981 154,148
Excelerate Energy, Inc. , Class A ........... 203,532 5,126,971
FLEX LNG Ltd.
(b)
..................... 234,148 5,900,530
FutureFuel Corp. ..................... 227,030 880,876
Gevo, Inc.
(a) (b)
....................... 2,064,488 4,046,397
Golar LNG Ltd. ...................... 879,361 35,534,978
Granite Ridge Resources, Inc. ............ 466,556 2,524,068
Green Plains, Inc.
(a)
................... 569,413 5,005,140
HighPeak Energy, Inc.
(b)
................ 157,801 1,115,653
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 103,813 1,360,988
International Seaways, Inc. .............. 354,647 16,342,134
Kinetik Holdings, Inc. , Class A ............ 109,871 4,695,887
Kolibri Global Energy, Inc.
(a) (b)
............. 205,965 1,143,106
Kosmos Energy Ltd.
(a) (b)
................. 4,150,352 6,889,584
Magnolia Oil & Gas Corp. , Class A ......... 1,310,522 31,282,160
Murphy Oil Corp. ..................... 1,187,986 33,750,682
NACCO Industries, Inc. , Class A ........... 34,664 1,461,434
Navigator Holdings Ltd. ................. 289,058 4,477,508
New Fortress Energy, Inc. , Class A
(a) (b)
....... 1,487,681 3,287,775
NextNRG, Inc.
(a) (b)
.................... 114,005 208,629
Nordic American Tankers Ltd. ............ 1,818,679 5,710,652
Northern Oil & Gas, Inc. ................ 849,125 21,058,300
Par Pacific Holdings, Inc.
(a)
.............. 316,541 11,211,882
PBF Energy, Inc. , Class A ............... 737,295 22,244,190
Peabody Energy Corp. ................. 1,077,579 28,577,395
Prairie Operating Co.
(a) (b)
................ 186,379 369,962
PrimeEnergy Resources Corp.
(a) (b)
.......... 2,439 407,386
REX American Resources Corp.
(a)
......... 191,356 5,859,321
Riley Exploration Permian, Inc. ............ 96,987 2,629,318
SandRidge Energy, Inc. ................ 323,415 3,648,121
Scorpio Tankers, Inc. .................. 391,773 21,958,877
SFL Corp. Ltd. ....................... 1,062,556 8,001,047
SM Energy Co. ...................... 999,487 24,957,190
Summit Midstream Corp.
(a)
.............. 85,405 1,754,219

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Talos Energy, Inc.
(a)
................... 1,063,621 $ 10,200,125
Teekay Corp. Ltd. .................... 465,573 3,808,387
Teekay Tankers Ltd. , Class A ............. 211,935 10,713,314
VAALCO Energy, Inc. .................. 818,825 3,291,677
Vital Energy, Inc.
(a)
.................... 263,998 4,458,926
Vitesse Energy, Inc. ................... 258,660 6,008,672
W&T Offshore, Inc.
(b)
.................. 856,553 1,558,927
World Kinect Corp. .................... 425,024 11,029,373
XCF Global, Inc. , Class A
(a) (b)
............. 191,394 250,726
578,401,980
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 140,202 2,910,594
Magnera Corp.
(a) (b)
.................... 296,646 3,476,691
Sylvamo Corp. ...................... 221,486 9,794,111
16,181,396
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 104,426 6,345,968
flyExclusive, Inc.
(b)
.................... 35,342 174,589
Frontier Group Holdings, Inc.
(b)
............ 236,978 1,046,258
JetBlue Airways Corp.
(b)
................ 2,891,093 14,224,178
SkyWest, Inc. ....................... 355,680 35,788,522
Strata Critical Medical, Inc. , Class A ........ 553,289 2,799,642
Sun Country Airlines Holdings, Inc. ......... 194,467 2,296,655
62,675,812
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 149,924 298,349
Edgewell Personal Care Co. ............. 398,920 8,122,011
Herbalife Ltd.
(a) (b)
..................... 226,931 1,915,298
Honest Co., Inc. (The)
(a) (b)
............... 425,096 1,564,353
Medifast, Inc.
(a) (b)
..................... 96,775 1,322,914
Nature's Sunshine Products, Inc.
(a)
......... 113,148 1,756,057
Nu Skin Enterprises, Inc. , Class A .......... 432,695 5,274,552
Olaplex Holdings, Inc.
(a) (b)
............... 1,248,531 1,635,576
USANA Health Sciences, Inc.
(a)
........... 99,236 2,733,952
Waldencast plc , Class A
(a) (b)
.............. 365,394 723,480
25,346,542
Pharmaceuticals — 1.4%
Aardvark Therapeutics, Inc.
(a)
............. 21,472 285,363
Aclaris Therapeutics, Inc.
(a)
.............. 783,182 1,488,046
Alumis, Inc.
(a) (b)
...................... 489,292 1,952,275
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 165,289 1,654,543
Amphastar Pharmaceuticals, Inc.
(a)
......... 303,012 8,075,270
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 134,944 1,833,889
Aquestive Therapeutics, Inc.
(a) (b)
........... 491,559 2,747,815
Arvinas, Inc.
(a) (b)
...................... 523,106 4,456,863
Atea Pharmaceuticals, Inc.
(a) (b)
............ 659,628 1,912,921
BioAge Labs, Inc.
(a) (b)
.................. 204,668 1,203,448
Biote Corp. , Class A
(a) (b)
................. 176,633 529,899
Esperion Therapeutics, Inc.
(a) (b)
............ 1,159,408 3,072,431
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 513,605 7,313,735
Fulcrum Therapeutics, Inc.
(a) (b)
............ 347,369 3,195,795
Indivior plc
(a) (b)
....................... 163,047 3,931,063
Innoviva, Inc.
(a)
...................... 66,283 1,209,665
Ligand Pharmaceuticals, Inc.
(a)
............ 147,741 26,170,841
Maze Therapeutics, Inc.
(a) (b)
.............. 159,424 4,133,864
MBX Biosciences, Inc.
(a) (b)
............... 147,140 2,574,950
Mind Medicine MindMed, Inc.
(a) (b)
.......... 458,846 5,409,794
Nuvation Bio, Inc. , Class A
(a) (b)
............ 2,026,113 7,496,618
Omeros Corp.
(a) (b)
..................... 54,890 225,049
Pacira BioSciences, Inc.
(a)
............... 370,775 9,554,872
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 269,171 3,168,143
Prestige Consumer Healthcare, Inc.
(a)
....... 356,105 22,220,952
Security
Shares
Shares Value
Pharmaceuticals (continued)
Rapport Therapeutics, Inc.
(a) (b)
............ 151,500 $ 4,499,550
Septerna, Inc.
(a) (b)
..................... 184,416 3,468,865
SIGA Technologies, Inc. ................ 73,115 669,002
Supernus Pharmaceuticals, Inc.
(a)
.......... 432,490 20,668,697
Terns Pharmaceuticals, Inc.
(a) (b)
........... 640,891 4,813,091
Theravance Biopharma, Inc.
(a) (b)
........... 64,024 934,750
Third Harmonic Bio, Inc.
(a) (c)
.............. 216,388 6,492
Tvardi Therapeutics, Inc.
(a) (b)
............. 36,509 1,422,756
WaVe Life Sciences Ltd.
(a) (b)
.............. 114,821 840,490
163,141,797
Professional Services — 0.8%
Acuren Corp.
(a) (b)
..................... 1,146,594 15,261,166
Alight, Inc. , Class A ................... 3,789,829 12,354,842
Asure Software, Inc.
(a) (b)
................. 217,099 1,780,212
Conduent, Inc.
(a)
..................... 1,305,287 3,654,804
CSG Systems International, Inc. ........... 25,695 1,654,244
First Advantage Corp.
(a) (b)
............... 224,538 3,455,640
Forrester Research, Inc.
(a)
............... 103,740 1,099,644
Franklin Covey Co.
(a) (b)
................. 13,177 255,766
Heidrick & Struggles International, Inc. ...... 181,427 9,029,622
HireQuest, Inc. ...................... 43,167 415,266
ICF International, Inc. .................. 160,994 14,940,243
Kelly Services, Inc. , Class A, NVS ......... 266,879 3,501,452
Kforce, Inc. ......................... 24,162 724,377
Korn Ferry ......................... 246,666 17,261,687
Mistras Group, Inc.
(a)
.................. 142,043 1,397,703
Resolute Holdings Management, Inc.
(a) (b)
..... 22,538 1,626,117
Resources Connection, Inc. .............. 278,208 1,404,950
Skillsoft Corp. , Class A
(a) (b)
............... 38,455 500,684
TrueBlue, Inc.
(a)
...................... 261,054 1,600,261
TTEC Holdings, Inc.
(a)
.................. 173,821 584,039
Willdan Group, Inc.
(a)
.................. 39,170 3,787,347
96,290,066
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
.......... 12,999 217,473
Anywhere Real Estate, Inc.
(a)
............. 937,054 9,923,402
Cushman & Wakefield plc
(a)
.............. 1,441,626 22,950,686
Douglas Elliman, Inc.
(a)
................. 671,598 1,920,770
Forestar Group, Inc.
(a)
.................. 172,498 4,586,722
FRP Holdings, Inc.
(a)
................... 105,719 2,575,315
Kennedy-Wilson Holdings, Inc. ............ 1,073,386 8,930,572
Logistic Properties of The Americas
(a) (b)
...... 27,215 126,822
Marcus & Millichap, Inc. ................ 211,784 6,215,860
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 5,779 107,721
Newmark Group, Inc. , Class A
(b)
........... 1,368,086 25,514,804
RE/MAX Holdings, Inc. , Class A
(a)
.......... 165,388 1,559,609
RMR Group, Inc. (The) , Class A ........... 142,258 2,237,718
Seaport Entertainment Group, Inc.
(a) (b)
....... 69,311 1,588,608
Stratus Properties, Inc.
(a)
................ 58,453 1,236,865
Tejon Ranch Co.
(a) (b)
................... 185,681 2,967,182
Transcontinental Realty Investors, Inc.
(a)
..... 15,939 735,266
93,395,395
Residential REITs — 0.6%
Apartment Investment & Management Co. , Class
A ............................. 492,872 3,908,475
BRT Apartments Corp. ................. 100,573 1,574,973
Centerspace ........................ 149,185 8,786,997
Clipper Realty, Inc. .................... 111,155 422,389
Elme Communities .................... 775,561 13,075,958
Independence Realty Trust, Inc. ........... 2,068,039 33,895,159
NexPoint Residential Trust, Inc. ........... 136,087 4,384,723

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
Veris Residential, Inc. .................. 693,763 $ 10,545,198
76,593,872
Retail REITs — 2.0%
Acadia Realty Trust ................... 1,160,883 23,391,792
CBL & Associates Properties, Inc. .......... 38,285 1,170,755
Curbline Properties Corp. ............... 852,527 19,011,352
FrontView REIT, Inc. ................... 168,702 2,312,904
Getty Realty Corp. .................... 464,650 12,466,560
InvenTrust Properties Corp. .............. 683,370 19,558,049
Kite Realty Group Trust ................. 1,934,432 43,137,834
Macerich Co. (The) ................... 2,224,478 40,485,500
NETSTREIT Corp. .................... 626,547 11,315,439
Phillips Edison & Co., Inc. ............... 910,387 31,253,586
Saul Centers, Inc. .................... 10,536 335,782
SITE Centers Corp. ................... 442,812 3,989,736
Tanger, Inc. ......................... 95,768 3,240,789
Urban Edge Properties ................. 1,120,082 22,928,079
Whitestone REIT ..................... 398,208 4,889,994
239,488,151
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research, Inc. , Class A
(a) (b)
........... 443,765 17,364,524
Aehr Test Systems
(a) (b)
.................. 48,563 1,462,232
Aeluma, Inc.
(a) (b)
...................... 72,643 1,169,552
Alpha & Omega Semiconductor Ltd.
(a)
....... 217,530 6,082,139
Ambiq Micro, Inc.
(a) (b)
.................. 14,537 434,947
Axcelis Technologies, Inc.
(a)
.............. 261,633 25,545,846
Blaize Holdings, Inc.
(a) (b)
................ 228,659 788,874
CEVA, Inc.
(a)
........................ 29,146 769,746
Cohu, Inc.
(a)
........................ 403,104 8,195,104
Diodes, Inc.
(a)
....................... 403,476 21,468,958
FormFactor, Inc.
(a)
.................... 172,964 6,299,349
Ichor Holdings Ltd.
(a)
................... 298,785 5,234,713
indie Semiconductor, Inc. , Class A
(a) (b)
....... 1,056,286 4,299,084
Kulicke & Soffa Industries, Inc. ............ 191,311 7,774,879
MaxLinear, Inc.
(a)
..................... 628,241 10,102,115
Navitas Semiconductor Corp.
(a) (b)
.......... 989,145 7,141,627
Penguin Solutions, Inc.
(a)
................ 470,157 12,355,726
Photronics, Inc.
(a)
..................... 509,384 11,690,363
Synaptics, Inc.
(a)
..................... 306,555 20,949,969
Ultra Clean Holdings, Inc.
(a)
.............. 368,062 10,029,689
Veeco Instruments, Inc.
(a) (b)
.............. 503,950 15,335,199
194,494,635
Software — 2.8%
8x8, Inc.
(a)
.......................... 1,177,858 2,497,059
A10 Networks, Inc. .................... 96,019 1,742,745
Adeia, Inc. ......................... 116,197 1,952,110
Airship AI Holdings, Inc.
(a) (b)
.............. 36,669 189,579
Arteris, Inc.
(a)
........................ 220,795 2,230,029
Bit Digital, Inc.
(a) (b)
..................... 2,785,299 8,355,897
Blackbaud, Inc.
(a)
..................... 66,360 4,267,612
Box, Inc. , Class A
(a) (b)
.................. 277,210 8,945,567
Cerence, Inc.
(a) (b)
..................... 244,023 3,040,527
Cipher Mining, Inc.
(a) (b)
.................. 2,326,911 29,295,809
Cleanspark, Inc.
(a) (b)
................... 2,438,252 35,354,654
Consensus Cloud Solutions, Inc.
(a) (b)
........ 171,948 5,050,113
Core Scientific, Inc.
(a) (b)
................. 419,345 7,523,049
CS Disco, Inc.
(a)
...................... 60,865 393,188
Daily Journal Corp.
(a) (b)
................. 2,426 1,128,430
Digital Turbine, Inc.
(a) (b)
................. 306,886 1,964,070
Domo, Inc. , Class B
(a) (b)
................. 39,747 629,592
eGain Corp.
(a) (b)
...................... 49,626 432,242
Expensify, Inc. , Class A
(a)
............... 238,955 442,067
Hut 8 Corp.
(a) (b)
...................... 829,127 28,861,911
Security
Shares
Shares Value
Software (continued)
I3 Verticals, Inc. , Class A
(a) (b)
............. 187,618 $ 6,090,080
MARA Holdings, Inc.
(a) (b)
................ 3,261,576 59,556,378
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 258,567 6,355,577
Mitek Systems, Inc.
(a)
.................. 318,337 3,110,152
N-able, Inc.
(a)
........................ 637,002 4,968,616
NCR Voyix Corp.
(a) (b)
................... 1,226,264 15,389,613
ON24, Inc.
(a)
........................ 323,108 1,848,178
OneSpan, Inc. ....................... 280,383 4,455,286
PAR Technology Corp.
(a) (b)
............... 148,339 5,871,258
Porch Group, Inc.
(a)
................... 134,700 2,260,266
Rimini Street, Inc.
(a)
................... 354,074 1,657,066
Riot Platforms, Inc.
(a) (b)
................. 3,060,058 58,232,904
Silvaco Group, Inc.
(a) (b)
................. 66,346 358,932
Telos Corp.
(a)
........................ 475,780 3,254,335
Terawulf, Inc.
(a) (b)
..................... 129,432 1,478,113
Verint Systems, Inc.
(a) (b)
................. 527,306 10,677,946
Xperi, Inc.
(a) (b)
....................... 400,815 2,597,281
332,458,231
Specialized REITs — 0.6%
Farmland Partners, Inc. ................ 363,137 3,950,930
Four Corners Property Trust, Inc. .......... 878,894 21,445,014
Gladstone Land Corp. ................. 298,861 2,737,567
PotlatchDeltic Corp. ................... 649,266 26,457,589
Safehold, Inc. ....................... 498,742 7,725,514
Smartstop Self Storage REIT, Inc. .......... 273,266 10,285,732
72,602,346
Specialty Retail — 3.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 189,044 869,602
Academy Sports & Outdoors, Inc.
(b)
......... 583,750 29,199,175
Advance Auto Parts, Inc. ................ 527,516 32,389,482
American Eagle Outfitters, Inc. ............ 1,429,994 24,467,197
America's Car-Mart, Inc.
(a) (b)
.............. 64,775 1,892,078
Arko Corp. ......................... 591,060 2,701,144
Asbury Automotive Group, Inc.
(a)
........... 172,033 42,053,467
BARK, Inc.
(a) (b)
....................... 283,464 235,502
Barnes & Noble Education, Inc.
(a) (b)
......... 141,369 1,406,622
Bed Bath & Beyond, Inc.
(a) (b)
.............. 487,560 4,773,212
Buckle, Inc. (The) .................... 18,066 1,059,752
Caleres, Inc. ........................ 292,608 3,815,608
Citi Trends, Inc.
(a)
..................... 41,197 1,278,343
Designer Brands, Inc. , Class A ............ 290,736 1,029,205
EVgo, Inc. , Class A
(a) (b)
................. 953,137 4,508,338
Genesco, Inc.
(a) (b)
..................... 83,272 2,414,055
Group 1 Automotive, Inc.
(b)
............... 62,110 27,173,746
Haverty Furniture Cos., Inc. .............. 118,051 2,588,858
J Jill, Inc. .......................... 63,189 1,083,691
Lands' End, Inc.
(a) (b)
................... 104,559 1,474,282
MarineMax, Inc.
(a)
..................... 159,177 4,031,953
Monro, Inc. ......................... 265,787 4,776,192
National Vision Holdings, Inc.
(a)
........... 687,050 20,054,990
ODP Corp. (The)
(a) (b)
................... 241,615 6,728,978
OneWater Marine, Inc. , Class A
(a) (b)
......... 100,397 1,590,289
Petco Health & Wellness Co., Inc.
(a) (b)
....... 624,565 2,417,067
RealReal, Inc. (The)
(a) (b)
................. 627,137 6,666,466
Sally Beauty Holdings, Inc.
(a) (b)
............ 885,740 14,419,847
Shoe Carnival, Inc. .................... 157,058 3,265,236
Signet Jewelers Ltd. ................... 352,117 33,775,063
Sleep Number Corp.
(a) (b)
................ 167,141 1,173,330
Sonic Automotive, Inc. , Class A ........... 83,568 6,358,689
Stitch Fix, Inc. , Class A
(a) (b)
............... 861,766 3,748,682
Tile Shop Holdings, Inc.
(a) (b)
.............. 147,089 889,889
Torrid Holdings, Inc.
(a) (b)
................. 295,348 516,859
Upbound Group, Inc. .................. 300,579 7,102,682

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Urban Outfitters, Inc.
(a) (b)
................ 348,766 $ 24,912,355
Victoria's Secret & Co.
(a) (b)
............... 434,051 11,780,144
Winmark Corp. ...................... 26,275 13,078,907
Zumiez, Inc.
(a) (b)
...................... 125,324 2,457,604
356,158,581
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc. , Class A
(a)
............ 39,950 831,759
Corsair Gaming, Inc.
(a)
................. 415,979 3,710,533
Diebold Nixdorf, Inc.
(a) (b)
................. 13,116 748,005
Eastman Kodak Co.
(a) (b)
................. 568,699 3,645,361
Immersion Corp. ..................... 245,605 1,802,741
Turtle Beach Corp.
(a)
................... 42,447 674,907
Xerox Holdings Corp. .................. 1,050,009 3,948,034
15,361,340
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
.................. 1,021,991 20,358,061
Carter's, Inc. ........................ 314,815 8,884,079
G-III Apparel Group Ltd.
(a) (b)
.............. 338,396 9,004,718
Kontoor Brands, Inc. ................... 92,735 7,397,471
Lakeland Industries, Inc.
(b)
............... 79,010 1,169,348
Movado Group, Inc. ................... 132,404 2,511,704
Oxford Industries, Inc. ................. 124,467 5,045,892
Rocky Brands, Inc. .................... 60,918 1,814,747
Steven Madden Ltd. ................... 576,202 19,291,243
Superior Group of Cos., Inc. ............. 101,078 1,083,556
76,560,819
Tobacco — 0.1%
Turning Point Brands, Inc.
(b)
.............. 16,717 1,652,643
Universal Corp. ...................... 212,776 11,887,795
13,540,438
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. , Class A ........ 145,156 1,050,929
BlueLinx Holdings, Inc.
(a) (b)
............... 67,005 4,896,725
Boise Cascade Co. ................... 330,425 25,548,461
Custom Truck One Source, Inc.
(a) (b)
......... 539,056 3,460,740
Distribution Solutions Group, Inc.
(a) (b)
........ 11,488 345,559
DNOW, Inc.
(a)
....................... 911,365 13,898,316
EVI Industries, Inc. .................... 43,706 1,381,547
GATX Corp. ........................ 290,848 50,840,230
Hudson Technologies, Inc.
(a)
............. 337,309 3,349,478
McGrath RentCorp .................... 51,860 6,083,178
MRC Global, Inc.
(a)
.................... 736,432 10,619,350
NPK International, Inc.
(a)
................ 687,395 7,774,438
Rush Enterprises, Inc. , Class A ........... 245,838 13,144,958
Rush Enterprises, Inc. , Class B ........... 36,413 2,090,834
Titan Machinery, Inc.
(a) (b)
................ 185,648 3,107,748
Transcat, Inc.
(a) (b)
..................... 40,565 2,969,358
Willis Lease Finance Corp. .............. 22,524 3,087,815
153,649,664
Water Utilities — 0.5%
American States Water Co. .............. 118,826 8,712,322
California Water Service Group ........... 525,935 24,135,157
Consolidated Water Co. Ltd. ............. 95,951 3,385,151
H2O America ....................... 281,413 13,704,813
Middlesex Water Co. .................. 131,910 7,138,969
Pure Cycle Corp.
(a) (b)
................... 168,222 1,862,218
York Water Co. (The) .................. 106,289 3,233,312
62,171,942
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc. ................... 182,201 $ 3,142,967
Telephone & Data Systems, Inc. ........... 874,744 34,324,955
37,467,922
Total Common Stocks — 99 .6%
(Cost: $ 11,930,481,127 ) ............................ 11,872,925,945
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 19,180 9,590
Contra Chinook Therape, CVR ........... 381,225 64,808
Sanofi Aatd, Inc., CVR
(b)
................ 106,185 124,236
198,634
Total Rights — 0.0%
(Cost: $ 68,754 ) ................................. 198,634
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 11,820 39,597
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 39,597
Total Long-Term Investments — 99.6%
(Cost: $ 11,930,549,881 ) ............................ 11,873,164,176
Short-Term Securities
Money Market Funds — 9.2%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(g)
................... 1,058,172,894 1,058,701,981
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 35,449,179 35,449,179
Total Short-Term Securities — 9 .2%
(Cost: $ 1,093,703,044 ) ............................ 1,094,151,160
Total Investments — 108 .8%
(Cost: $ 13,024,252,925 ) ............................ 12,967,315,336
Liabilities in Excess of Other Assets — (8.8) % ............. (1,050,444,621)
Net Assets — 100.0% ...............................
$ 11,916,870,715
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
48
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 732,054,773 $ 326,633,813
(a)
$ — $ 17,176 $ (3,781) $ 1,058,701,981 1,058,172,894 $ 5,892,626
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 18,993,843 16,455,336
(a)
— — — 35,449,179 35,449,179 526,505 —
$ 17,176 $ (3,781) $ 1,094,151,160 $ 6,419,131 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 349 12/19/25 $ 42,848 $ 177,930
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 177,930 $ — $ — $ — $ 177,930
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 5,617,822 $ — $ — $ — $ 5,617,822
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 996,525 $ — $ — $ — $ 996,525

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 39,450,970
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,872,919,449 $ — $ 6,496 $ 11,872,925,945
Rights ................................................ — — 198,634 198,634
Warrants .............................................. — 39,597 — 39,597
Short-Term Securities
Money Market Funds ...................................... 1,094,151,160 — — 1,094,151,160
$ 12,967,070,609 $ 39,597 $ 205,130 $ 12,967,315,336
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 177,930 $ — $ — $ 177,930
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
50
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 69,450,383,585 $ 12,915,925,464 $ 11,873,164,176
Investments, at value — affiliated
(c)
............................................................ 11,626,097,376 2,288,099,154 1,094,151,160
Cash pledged:
Futures contracts ...................................................................... 27,075,000 1,126,000 3,801,000
Foreign currency, at value
(d)
................................................................. 1,058,529 — 383,459
Receivables: – – –
Investment s sold ...................................................................... 20,600 9,569 93
Securities lending income — affiliated ........................................................ 7,380,482 1,391,611 1,358,962
Dividends — unaffiliated ................................................................. 61,630,976 2,705,880 19,052,965
Dividends — affiliated ................................................................... 842,412 61,154 111,721
Variation margin on futures contracts ......................................................... 612,597 25,758 87,206
Total a ssets ...........................................................................
81,175,101,557 15,209,344,590 12,992,110,742
LIABILITIES
Bank overdraft .......................................................................... 231,539 6,699 128,248
Collateral on securities loaned ............................................................... 11,361,043,454 2,272,757,190 1,058,203,202
Payables: – – –
Investments purchased .................................................................. 7,259,451 2,981,709 11,169,457
Capital shares redeemed ................................................................. 34,710,353 172,984 3,432,043
Investment advisory fees ................................................................. 10,644,922 2,460,933 2,307,077
Total li abilities ..........................................................................
11,413,889,719 2,278,379,515 1,075,240,027
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 69,761,211,838 $ 12,930,965,075 $ 11,916,870,715
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 108,093,858,733 $ 14,277,911,088 $ 13,560,530,268
Accumulated loss ....................................................................... (38,332,646,895) (1,346,946,013) (1,643,659,553)
NET ASSETS ..........................................................................
$ 69,761,211,838 $ 12,930,965,075 $ 11,916,870,715
NET ASSET VALUE
Shares outstanding ......................................................................
288,450,000 40,400,000 67,450,000
Net asset value .........................................................................
$ 241.85 $ 320.07 $ 176.68
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 87,654,355,994 $ 10,869,092,920 $ 11,930,549,881
(b)
  Securities loaned, at value .......................................................... $ 10,979,945,720 $ 2,216,734,930 $ 1,023,928,362
(c)
  Investments, at cost — affiliated ....................................................... $ 11,621,633,581 $ 2,287,085,069 $ 1,093,703,044
(d)
  Foreign currency, at cost ........................................................... $ 1,058,187 $ — $ 383,335

Statements of Operations
(unaudited)

Six Months Ended September 30, 2025
51
Statements of Operations
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ 399,396,351 $ 35,245,167 $ 109,973,467
Dividends — affiliated .............................................................. 3,402,273 411,430 526,505
Interest — unaffiliated .............................................................. 3,968,045 479,682 631,570
Securities lending income — affiliated — net .............................................. 37,406,494 7,927,207 5,892,626
Foreign taxes withheld ............................................................. (1,002,241) (110,763) (250,759)
Total investment income ..............................................................
443,170,922 43,952,723 116,773,409
EXPENSES
Investment advisory ............................................................... 60,290,590 13,723,244 13,140,787
Interest expense ................................................................. 29,428 12,875 479
Total expenses ....................................................................
60,320,018 13,736,119 13,141,266
Net investment income ...............................................................
382,850,904 30,216,604 103,632,143
REALIZED AND UNREALIZED GAIN (LOSS) $ 11,873,840,457 $ 2,652,722,943 $ 1,799,278,668
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (2,878,256,598) $ (380,171,373) $ 133,958,169
Investments — affiliated .......................................................... 136,573 33,499 17,176
Foreign currency transactions ...................................................... (18,207) (141) (5,877)
Futures contracts ............................................................... 40,526,175 4,653,783 5,617,822
In-kind redemptions — unaffiliated
(a)
.................................................. 3,776,166,380 445,039,156 290,534,727
938,554,323 69,554,924 430,122,017
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 10,933,326,052 2,582,902,018 1,368,163,783
Investments — affiliated .......................................................... 199,454 19,278 (3,781)
Foreign currency translations ....................................................... 342 — 124
Futures contracts ............................................................... 1,760,285 246,725 996,525
10,935,286,133 2,583,168,021 1,369,156,651
Net realized and unrealized gain ........................................................
11,873,840,456 2,652,722,945 1,799,278,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 12,256,691,360 $ 2,682,939,549 $ 1,902,910,811
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
52
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 382,850,904 $ 796,905,308 $ 30,216,604 $ 60,287,442
Net realized gain ................................................ 938,554,323 7,153,778,046 69,554,924 558,661,616
Net change in unrealized appreciation (depreciation) ........................ 10,935,286,133 (12,006,110,150) 2,583,168,021 (1,221,992,506)
Net increase (decrease) in net assets resulting from operations ...................
12,256,691,360 (4,055,426,796) 2,682,939,549 (603,043,448)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(368,834,263)
(b)
(790,428,885) (27,853,751)
(b)
(99,649,768)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(5,463,503,952) 2,687,596,374 (470,623,829) (206,563,558)
NET ASSETS
Total increase (decrease) in net assets ................................... 6,424,353,145 (2,158,259,307) 2,184,461,969 (909,256,774)
Beginning of period ................................................
63,336,858,693 65,495,118,000 10,746,503,106 11,655,759,880
End of period ....................................................
$ 69,761,211,838 $ 63,336,858,693 $ 12,930,965,075 $ 10,746,503,106
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
53
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 103,632,143 $ 215,850,923
Net realized gain .................................................................................. 430,122,017 693,537,219
Net change in unrealized appreciation (depreciation) .......................................................... 1,369,156,651 (1,331,318,113)
Net increase (decrease) in net assets resulting from operations .....................................................
1,902,910,811 (421,929,971)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(103,669,891)
(b)
(217,247,558)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(829,309,586) (955,726,538)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 969,931,334 (1,594,904,067)
Beginning of period ..................................................................................
10,946,939,381 12,541,843,448
End of period ......................................................................................
$ 11,916,870,715 $ 10,946,939,381
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
54
See notes to financial statements.
iShares Russell 2000 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ................
$ 199.55  $ 210.56  $ 178.62  $ 205.42  $ 220.43  $ 114.62
Net investment income
(a)
........................
1 .30  2 .52  2 .58  2 .67  1 .97  1 .73
Net realized and unrealized gain (loss)
(b)
..............
42.25  (11.06) 31.95  (26.65) (14.89) 106.10
Net increase (decrease) from investment operations ....... 43.55  (8.54) 34.53  (23.98) (12.92) 107.83
Distributions from net investment income
(c)
........... (1.25)
(d)
(2.47) (2.59) (2.82) (2.09) (2.02)
Net asset value, end of period ..................... $ 241.85  $ 199.55  $ 210.56  $ 178.62  $ 205.42  $ 220.43
Total Return
(e)
Based on net asset value ......................... 21.88%
(f)
(4.14)%
(g)
19.51% (11.63)% (5.92)% 94.67%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.19%
(i)
0.19%
(j)
0.19% 0.19% 0.19% 0.19%
Net investment income ...........................
1.20%
(i)
1.17% 1.38% 1.47% 0.90% 1.01%
Supplemental Data
Net assets, end of period (000) ..................... $ 69,761,212  $ 63,336,859  $ 65,495,118  $ 49,708,575  $ 61,953,275  $ 69,303,587
Portfolio turnover rate
(k)
........................... 12% 18% 17% 18% 23% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
55
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Growth ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ................
$ 255.56  $ 271.06  $ 227.08  $ 256.05  $ 300.18  $ 158.74
Net investment income
(a)
........................
0 .74  1 .42  1 .52  1 .80  0 .67  1 .02
Net realized and unrealized gain (loss)
(b)
..............
64.46  (14.58) 44.19  (28.92) (43.86) 141.60
Net increase (decrease) from investment operations ....... 65.20  (13.16) 45.71  (27.12) (43.19) 142.62
Distributions from net investment income
(c)
........... (0.69)
(d)
(2.34) (1.73) (1.85) (0.94) (1.18)
Net asset value, end of period ..................... $ 320.07  $ 255.56  $ 271.06  $ 227.08  $ 256.05  $ 300.18
Total Return
(e)
Based on net asset value ......................... 25.54%
(f)
(4.94)%
(g)
20.23% (10.55)% (14.42)% 90.06%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.24%
(i)
0.24%
(j)
0.24% 0.24% 0.23% 0.24%
Net investment income ...........................
0.52%
(i)
0.51% 0.64% 0.80% 0.23% 0.42%
Supplemental Data
Net assets, end of period (000) ..................... $ 12,930,965  $ 10,746,503  $ 11,655,760  $ 9,378,222  $ 10,830,819  $ 12,082,282
Portfolio turnover rate
(k)
........................... 27% 30% 34% 35% 40% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
56
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ................
$ 150.99  $ 159.06  $ 137.24  $ 161.43  $ 159.14  $ 82.34
Net investment income
(a)
........................
1 .48  2 .87  2 .78  2 .89  2 .26  1 .84
Net realized and unrealized gain (loss)
(b)
..............
25.72  (8.05) 22.07  (23.96) 2.61  77.01
Net increase (decrease) from investment operations ....... 27.20  (5.18) 24.85  (21.07) 4.87  78.85
Distributions from net investment income
(c)
........... (1.51)
(d)
(2.89) (3.03) (3.12) (2.58) (2.05)
Net asset value, end of period ..................... $ 176.68  $ 150.99  $ 159.06  $ 137.24  $ 161.43  $ 159.14
Total Return
(e)
Based on net asset value ......................... 18.09%
(f)
(3.36)%
(g)
18.35% (13.04)% 3.07% 96.79%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.24%
(i)
0.24%
(j)
0.24% 0.24% 0.23% 0.24%
Net investment income ...........................
1.87%
(i)
1.77% 1.95% 1.99% 1.39% 1.57%
Supplemental Data
Net assets, end of period (000) ..................... $ 11,916,871  $ 10,946,939  $ 12,541,843  $ 11,445,531  $ 14,658,000  $ 16,319,316
Portfolio turnover rate
(k)
........................... 24% 28% 29% 32% 35% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
57
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
58
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash
flow,
use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
59
Notes to Financial Statements
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank PLC ..................................... $ 633,524,107 $ (633,524,107) $ – $ –
Barclays Capital, Inc. ................................... 21,760,798 (21,760,798) – –
BMO Capital Markets Corp. ............................... 4,647,288 (4,647,288) – –
BNP Paribas SA ....................................... 595,384,573 (595,384,573) – –
BofA Securities, Inc. .................................... 523,624,680 (523,624,680) – –
Citadel Clearing LLC .................................... 7,251,269 (7,251,269) – –
Citigroup Global Markets, Inc. .............................. 194,461,260 (194,461,260) – –
Goldman Sachs & Co. LLC ............................... 718,557,811 (718,557,811) – –
HSBC Bank PLC ...................................... 48,409,459 (48,409,459) – –
ING Financial Markets LLC ............................... 96,011 (96,011) – –
J.P. Morgan Securities LLC ............................... 6,773,579,528 (6,773,579,528) – –
Jefferies LLC ......................................... 246,691,300 (246,691,300) – –
Mizuho Securities USA LLC ............................... 1,757,593 (1,757,593) – –
Morgan Stanley ....................................... 538,484,050 (538,484,050) – –
National Bank Financial, Inc. .............................. 36,764,297 (36,764,297) – –
National Financial Services LLC ............................ 92,964,965 (92,964,965) – –
Natixis SA ........................................... 56,513,142 (56,513,142) – –
Nomura Securities International, Inc. ......................... 2,581,304 (2,581,304) – –
Pershing LLC ......................................... 1,124,224 (1,124,224) – –
RBC Capital Markets LLC ................................ 986,722 (986,722) – –
Scotia Capital (USA), Inc. ................................ 8,729,997 (8,729,997) – –
Scotia Capital, Inc. ..................................... 1,745,200 (1,745,200) – –
SG Americas Securities LLC .............................. 4,967,507 (4,967,507) – –
State Street Bank & Trust Co. .............................. 108,570,662 (108,570,662) – –
Toronto-Dominion Bank .................................. 36,949,681 (36,949,681) – –
UBS AG ............................................ 172,328,005 (172,328,005) – –
UBS Securities LLC .................................... 12,837,250 (12,837,250) – –
Virtu Americas LLC ..................................... 8,023,132 (8,023,132) – –
Wells Fargo Bank N.A. .................................. 43,372,164 (43,372,164) – –
Wells Fargo Securities LLC ............................... 83,257,741 (83,257,741) – –
$ 10,979,945,720 $ (10,979,945,720) $ – $ –

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
60
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth
Barclays Bank PLC ..................................... $ 163,510,826 $ (163,510,826) $ – $ –
Barclays Capital, Inc. ................................... 2,625,960 (2,625,960) – –
BMO Capital Markets Corp. ............................... 3,441,778 (3,441,778) – –
BNP Paribas SA ....................................... 149,559,733 (149,559,733) – –
BofA Securities, Inc. .................................... 174,779,149 (174,779,149) – –
Citadel Clearing LLC .................................... 3,315,411 (3,315,411) – –
Citigroup Global Markets, Inc. .............................. 261,009,426 (261,009,426) – –
Goldman Sachs & Co. LLC ............................... 380,233,317 (380,233,317) – –
HSBC Bank PLC ...................................... 5,488,156 (5,488,156) – –
J.P. Morgan Securities LLC ............................... 332,210,947 (332,210,947) – –
Jefferies LLC ......................................... 51,778,009 (51,778,009) – –
Mizuho Securities USA LLC ............................... 339,744 (339,744) – –
Morgan Stanley ....................................... 203,306,806 (203,306,806) – –
National Bank Financial, Inc. .............................. 8,695,781 (8,695,781) – –
National Financial Services LLC ............................ 84,023,249 (84,023,249) – –
Natixis SA ........................................... 31,026,085 (31,026,085) – –
Nomura Securities International, Inc. ......................... 24,914 (24,914) – –
Pershing LLC ......................................... 196,068 (196,068) – –
RBC Capital Markets LLC ................................ 129,282 (129,282) – –
Scotia Capital (USA), Inc. ................................ 10,642,229 (10,642,229) – –
Scotia Capital, Inc. ..................................... 3,992 (3,992) – –
SG Americas Securities LLC .............................. 1,783,651 (1,783,651) – –
State Street Bank & Trust Co. .............................. 83,085,768 (77,034,513) – 6,051,255
(b)
Toronto-Dominion Bank .................................. 22,173,046 (21,375,932) – 797,114
(b)
UBS AG ............................................ 55,209,433 (55,209,433) – –
UBS Securities LLC .................................... 7,474,741 (7,474,741) – –
Virtu Americas LLC ..................................... 2,357,293 (2,357,293) – –
Wells Fargo Bank N.A. .................................. 68,908,459 (68,908,459) – –
Wells Fargo Securities LLC ............................... 109,401,677 (109,401,677) – –
$ 2,216,734,930 $ (2,209,886,561) $ – $ 6,848,369
Russell 2000 Value
Barclays Bank PLC ..................................... $ 110,455,700 $ (110,455,700) $ – $ –
Barclays Capital, Inc. ................................... 12,009,444 (12,009,444) – –
BNP Paribas SA ....................................... 154,417,142 (154,417,142) – –
BofA Securities, Inc. .................................... 52,634,925 (52,634,925) – –
Citadel Clearing LLC .................................... 11,944 (11,944) – –
Citigroup Global Markets, Inc. .............................. 82,412,927 (82,412,927) – –
Deutsche Bank Securities, Inc. ............................. 71,760 (69,033) – 2,727
Goldman Sachs & Co. LLC ............................... 111,270,783 (111,270,783) – –
HSBC Bank PLC ...................................... 15,518,358 (15,518,358) – –
ING Financial Markets LLC ............................... 85,348 (85,348) – –
J.P. Morgan Securities LLC ............................... 149,429,407 (149,429,407) – –
Jefferies LLC ......................................... 27,794,049 (27,794,049) – –
Morgan Stanley ....................................... 130,865,299 (130,865,299) – –
National Bank Financial, Inc. .............................. 310,493 (310,493) – –
National Financial Services LLC ............................ 23,172,880 (23,172,880) – –
Natixis SA ........................................... 2,696,082 (2,696,082) – –
Nomura Securities International, Inc. ......................... 221,405 (221,405) – –
Pershing LLC ......................................... 10,967 (10,967) – –
RBC Capital Markets LLC ................................ 18,183 (18,183) – –
Scotia Capital (USA), Inc. ................................ 1,832,102 (1,832,102) – –
SG Americas Securities LLC .............................. 3,714,246 (3,714,246) – –
State Street Bank & Trust Co. .............................. 9,010,735 (9,010,735) – –
Toronto-Dominion Bank .................................. 2,593,555 (2,593,555) – –
UBS AG ............................................ 76,936,248 (76,936,248) – –
UBS Securities LLC .................................... 3,959,072 (3,959,072) – –
Virtu Americas LLC ..................................... 3,961,799 (3,961,799) – –
Wells Fargo Bank N.A. .................................. 24,195,124 (24,195,124) – –
Wells Fargo Securities LLC ............................... 24,318,385 (24,318,385) – –
$ 1,023,928,362 $ (1,023,925,635) $ – $ 2,727
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service
Average Daily Net Assets Investment Advisory Fees
First $ 46 billion ................................................................................................... 0.200000%
Over $ 46 billion, up to and including $ 81 billion .............................................................................. 0.190000
Over $ 81 billion, up to and including $ 111 billion ............................................................................. 0.180500
Over $ 111 billion, up to and including $ 141 billion ............................................................................ 0.171475
Over $ 141 billion, up to and including $ 171 billion ............................................................................ 0.162901
Over $ 171 billion .................................................................................................. 0.154756
Average Daily Net Assets Investment Advisory Fees
First $ 46 billion ................................................................................................... 0.250000%
Over $ 46 billion, up to and including $ 81 billion .............................................................................. 0.237500
Over $ 81 billion, up to and including $ 111 billion ............................................................................. 0.225625
Over $ 111 billion, up to and including $ 141 billion ............................................................................ 0.214343
Over $ 141 billion, up to and including $ 171 billion ............................................................................ 0.203626
Over $ 171 billion .................................................................................................. 0.193445

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
62
fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 10,475,722
Russell 2000 Growth ...................................................................................................... 2,248,004
Russell 2000 Value ....................................................................................................... 1,549,420
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 797,579,189 $ 1,975,225,818 $ 12,245,444
Russell 2000 Growth ................................................................... 1,510,489,756 1,868,433,969 (547,584,690)
Russell 2000 Value .................................................................... 1,207,586,811 1,724,286,440 356,221,130
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 7,631,945,785 $ 7,960,634,741
Russell 2000 Growth ................................................................................... 3,172,849,588 3,159,140,921
Russell 2000 Value .................................................................................... 2,657,933,924 2,690,762,525
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 53,989,415,203 $ 59,171,761,146
Russell 2000 Growth ................................................................................... 991,627,394 1,454,889,084
Russell 2000 Value .................................................................................... 974,212,749 1,740,969,487

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Russell 2000 ........................................................................................................ $ (19,949,370,377)
Russell 2000 Growth .................................................................................................. (3,358,138,968)
Russell 2000 Value ................................................................................................... (1,893,427,246)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 100,420,659,482 $ 3,914,281,524 $ (23,257,238,523) $ (19,342,956,999)
Russell 2000 Growth ............................................... 13,264,864,403 3,221,534,972 (1,282,241,913) 1,939,293,059
Russell 2000 Value ................................................ 13,153,048,494 1,783,647,661 (1,969,202,889) (185,555,228)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
64
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 261,700,000 $ 56,362,105,293 463,700,000 $ 101,455,157,664
Shares redeemed
(290,650,000) (61,825,609,245) (457,350,000) (98,767,561,290)
(28,950,000) $ (5,463,503,952) 6,350,000 $ 2,687,596,374
Russell 2000 Growth
Shares sold 3,750,000 $ 1,008,442,279 6,700,000 $ 1,901,988,415
Shares redeemed
(5,400,000) (1,479,066,108) (7,650,000) (2,108,551,973)
(1,650,000) $ (470,623,829) (950,000) $ (206,563,558)
Russell 2000 Value
Shares sold 6,950,000 $ 1,055,873,650 12,500,000 $ 2,055,807,250
Shares redeemed
(12,000,000) (1,885,183,236) (18,850,000) (3,011,533,788)
(5,050,000) $ (829,309,586) (6,350,000) $ (955,726,538)

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
66
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
67
Board Review and Approval of Investment Advisory Contract
iShares Russell 2000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by
Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the
Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s
Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted
that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
68
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid

Board Review and Approval of Investment Advisory Contract
(continued)
69
Board Review and Approval of Investment Advisory Contract
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
70
and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio

Board Review and Approval of Investment Advisory Contract
(continued)
71
Board Review and Approval of Investment Advisory Contract
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
72
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX Exchange
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AerSale Corp.
(a)
...................... 74,513 $ 610,261
AIRO Group Holdings, Inc.
(a)
............. 16,339 313,709
Astronics Corp.
(a)
..................... 70,372 3,209,667
Byrna Technologies, Inc.
(a) (b)
.............. 41,971 930,077
Cadre Holdings, Inc. ................... 66,277 2,419,773
CPI Aerostructures, Inc.
(a)
............... 23,485 59,182
Ducommun, Inc.
(a)
.................... 32,114 3,087,119
Innovative Solutions & Support, Inc.
(a) (b)
...... 34,147 426,496
National Presto Industries, Inc. ............ 12,158 1,363,520
Optex Systems Holdings, Inc.
(a)
........... 12,017 154,899
Park Aerospace Corp. .................. 42,236 859,080
Redwire Corp.
(a) (b)
..................... 114,628 1,030,506
Safe Pro Group, Inc.
(a)
................. 16,058 112,727
Satellogic, Inc. , Class A
(a) (b)
.............. 161,610 530,081
Virgin Galactic Holdings, Inc.
(a) (b)
........... 94,723 365,631
VirTra, Inc.
(a) (b)
....................... 25,491 134,083
15,606,811
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
......................... 2,875 64,688
Arrive AI, Inc.
(b)
...................... 8,360 30,430
Freightos Ltd. ....................... 65,418 215,879
Radiant Logistics, Inc. ................. 76,679 452,406
763,403
Automobile Components — 0.5%
(a)
Cooper-Standard Holdings, Inc. ........... 39,439 1,456,482
Holley, Inc. ......................... 139,766 438,865
Luminar Technologies, Inc. , Class A
(b)
....... 102,576 195,920
Motorcar Parts of America, Inc. ........... 30,773 508,986
Solid Power, Inc. , Class A
(b)
.............. 355,703 1,234,290
Stoneridge, Inc. ...................... 63,165 481,317
Strattec Security Corp.
(b)
................ 8,965 610,158
Sypris Solutions, Inc.
(b)
................. 29,971 63,838
4,989,856
Automobiles — 0.0%
(a)(b)
Faraday Future Intelligent Electric, Inc. ...... 217,056 282,173
Massimo Group ...................... 11,593 27,243
309,416
Banks — 15.3%
ACNB Corp. ........................ 23,915 1,053,217
Affinity Bancshares, Inc. ................ 10,439 205,857
Amalgamated Financial Corp. ............ 54,775 1,487,141
Amerant Bancorp, Inc. , Class A ........... 86,635 1,669,456
AmeriServ Financial, Inc. ............... 31,909 92,536
Ames National Corp. .................. 21,074 426,116
Arrow Financial Corp. .................. 38,389 1,086,409
Auburn National Bancorp, Inc. ............ 5,219 141,487
Bank First Corp. ..................... 21,108 2,560,611
Bank of Marin Bancorp ................. 34,509 837,879
Bank of the James Financial Group, Inc. ..... 9,018 140,681
Bank7 Corp. ........................ 9,919 458,952
BankFinancial Corp. ................... 26,433 317,989
Bankwell Financial Group, Inc. ............ 16,415 726,364
Bar Harbor Bankshares ................ 35,099 1,069,116
BayCom Corp. ...................... 24,023 690,661
Bayfirst Financial Corp. ................. 8,813 92,184
BCB Bancorp, Inc. .................... 36,089 313,253
Blue Foundry Bancorp
(a)
................ 43,931 399,333
Blue Ridge Bankshares, Inc.
(a) (b)
........... 158,770 671,597
Bogota Financial Corp.
(a)
................ 9,653 89,097
Bridgewater Bancshares, Inc.
(a)
........... 48,359 851,118
Broadway Financial Corp.
(a)
.............. 9,741 70,330
Security
Shares
Shares Value
Banks (continued)
Burke & Herbert Financial Services Corp. .... 31,376 $ 1,935,585
Business First Bancshares, Inc. ........... 66,646 1,573,512
BV Financial, Inc.
(a) (b)
.................. 19,587 315,742
Byline Bancorp, Inc. ................... 73,563 2,039,902
C&F Financial Corp. ................... 7,109 477,725
California Bancorp
(a)
................... 52,071 868,544
Camden National Corp. ................ 39,333 1,517,860
Capital Bancorp, Inc. .................. 27,215 868,158
Capital City Bank Group, Inc. ............. 32,380 1,353,160
Carter Bankshares, Inc.
(a)
............... 53,260 1,033,777
Catalyst Bancorp, Inc.
(a)
................ 8,546 112,380
CB Financial Services, Inc. .............. 10,600 352,026
Central Pacific Financial Corp. ............ 60,460 1,834,356
Central Plains Bancshares, Inc.
(a) (b)
......... 8,076 132,043
CF Bankshares, Inc. ................... 8,955 214,472
CFSB Bancorp, Inc.
(a) (b)
................. 6,461 91,359
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 5,070 165,941
Chemung Financial Corp. ............... 9,691 508,971
ChoiceOne Financial Services, Inc. ......... 33,279 963,760
Citizens & Northern Corp. ............... 35,255 698,402
Citizens Community Bancorp, Inc. ......... 22,253 357,606
Citizens Financial Services, Inc. ........... 10,559 636,496
Civista Bancshares, Inc. ................ 44,361 900,972
CNB Financial Corp. ................... 65,576 1,586,939
Coastal Financial Corp.
(a)
............... 30,000 3,245,100
CoastalSouth Bancshares, Inc.
(a) (b)
......... 10,772 234,937
Colony Bankcorp, Inc. ................. 39,386 669,956
Community Trust Bancorp, Inc. ........... 37,410 2,093,089
Community West Bancshares ............ 38,882 810,301
ConnectOne Bancorp, Inc. .............. 111,163 2,757,954
Dime Community Bancshares, Inc. ......... 93,099 2,777,143
Eagle Bancorp Montana, Inc. ............. 17,246 297,838
Eagle Financial Services, Inc. ............ 10,849 410,418
ECB Bancorp, Inc.
(a) (b)
.................. 17,723 281,264
Equity Bancshares, Inc. , Class A .......... 32,850 1,336,995
Esquire Financial Holdings, Inc.
(b)
.......... 16,700 1,704,318
Farmers & Merchants Bancorp, Inc. ........ 29,646 741,446
Farmers National Banc Corp. ............. 84,834 1,222,458
FB Bancorp, Inc.
(a)
.................... 41,190 495,104
Fidelity D&D Bancorp, Inc. ............... 11,128 487,740
Fifth District Bancorp, Inc.
(a)
.............. 12,427 172,114
Financial Institutions, Inc. ............... 46,700 1,270,240
Finward Bancorp
(b)
.................... 8,126 260,763
Finwise Bancorp
(a) (b)
................... 21,000 407,190
First Bancorp, Inc. (The) ................ 25,225 662,408
First Bank .......................... 50,164 817,172
First Business Financial Services, Inc. ....... 18,456 946,055
First Capital, Inc. ..................... 7,738 354,400
First Community Bankshares, Inc. ......... 36,312 1,263,658
First Community Corp. ................. 17,212 485,723
First Financial Corp. ................... 26,665 1,504,973
First Foundation, Inc.
(a)
................. 147,024 818,924
First Guaranty Bancshares, Inc. ........... 12,554 100,683
First Internet Bancorp .................. 17,948 402,574
First Mid Bancshares, Inc. ............... 50,811 1,924,721
First National Corp.
(b)
.................. 18,023 408,762
First Northwest Bancorp ................ 19,513 153,567
First Savings Financial Group, Inc. ......... 13,089 411,387
First Seacoast Bancorp
(a) (b)
.............. 7,951 91,436
First United Corp. .................... 14,207 522,391
First US Bancshares, Inc. ............... 11,122 137,579
First Western Financial, Inc.
(a) (b)
........... 19,125 440,353
Five Star Bancorp .................... 36,703 1,181,837
Flushing Financial Corp. ................ 74,771 1,032,587
Franklin Financial Services Corp. .......... 9,710 446,660

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
FS Bancorp, Inc. ..................... 15,284 $ 610,137
FVCBankcorp, Inc. .................... 36,019 467,166
GBank Financial Holdings, Inc.
(a) (b)
......... 20,862 819,251
Great Southern Bancorp, Inc. ............. 19,684 1,205,645
Greene County Bancorp, Inc. ............. 16,280 367,928
Hanmi Financial Corp. ................. 67,941 1,677,463
Hanover Bancorp, Inc.
(b)
................ 10,630 238,643
HarborOne Bancorp, Inc. ............... 89,341 1,215,038
Hawthorn Bancshares, Inc. .............. 13,742 426,552
HBT Financial, Inc. .................... 27,075 682,290
Heritage Commerce Corp. ............... 140,167 1,391,858
Hingham Institution for Savings (The)
(b)
...... 3,901 1,029,006
Home Bancorp, Inc. ................... 15,867 861,975
Home Federal Bancorp, Inc. of Louisiana ..... 4,395 60,080
HomeTrust Bancshares, Inc. ............. 37,374 1,530,092
Horizon Bancorp, Inc. .................. 102,210 1,636,382
IF Bancorp, Inc. ...................... 5,028 129,823
Independent Bank Corp. ................ 46,451 1,438,820
Investar Holding Corp. ................. 21,260 493,445
John Marshall Bancorp, Inc. ............. 29,424 583,184
Kearny Financial Corp. ................. 132,264 868,974
Lake Shore Bancorp, Inc. ............... 8,982 116,766
Landmark Bancorp, Inc. ................ 10,493 280,058
LCNB Corp. ........................ 31,541 472,800
LINKBANCORP, Inc. .................. 51,220 365,199
Magyar Bancorp, Inc. .................. 13,235 225,921
MainStreet Bancshares, Inc. ............. 16,219 337,842
Mechanics Bancorp
(a)
.................. 43,230 575,391
Mercantile Bank Corp. ................. 36,929 1,661,805
Meridian Corp. ...................... 21,000 331,590
Metrocity Bankshares, Inc. .............. 45,696 1,265,322
Metropolitan Bank Holding Corp. .......... 21,262 1,590,823
Mid Penn Bancorp, Inc. ................. 45,703 1,308,934
Middlefield Banc Corp. ................. 17,184 515,692
Midland States Bancorp, Inc. ............. 47,783 819,001
MidWestOne Financial Group, Inc. ......... 38,263 1,082,460
MVB Financial Corp. .................. 26,747 670,280
National Bankshares, Inc. ............... 14,680 432,179
NB Bancorp, Inc.
(b)
.................... 81,727 1,442,482
Northeast Bank
(b)
..................... 18,264 1,829,322
Northeast Community Bancorp, Inc. ........ 28,879 594,041
Northfield Bancorp, Inc. ................ 85,764 1,012,015
Northpointe Bancshares, Inc.
(b)
............ 25,366 433,251
Northrim Bancorp, Inc. ................. 50,500 1,093,830
Norwood Financial Corp. ................ 20,197 513,408
NSTS Bancorp, Inc.
(a)
.................. 10,586 123,750
Oak Valley Bancorp ................... 15,839 446,185
Ohio Valley Banc Corp. ................. 8,714 322,244
Old Second Bancorp, Inc. ............... 117,855 2,037,124
OP Bancorp ........................ 27,439 381,951
OptimumBank Holdings, Inc.
(a)
............ 22,118 90,684
Orange County Bancorp, Inc. ............. 26,761 674,645
Origin Bancorp, Inc. ................... 69,196 2,388,646
Orrstown Financial Services, Inc. .......... 43,399 1,474,698
Parke Bancorp, Inc. ................... 23,175 499,421
Pathfinder Bancorp, Inc. ................ 7,370 113,793
Patriot National Bancorp, Inc.
(a)
........... 116,307 151,199
PB Bankshares, Inc.
(a)
.................. 5,022 96,724
PCB Bancorp ....................... 25,399 533,379
Peapack-Gladstone Financial Corp. ........ 37,135 1,024,926
Peoples Bancorp of North Carolina, Inc. ..... 9,838 301,633
Peoples Bancorp, Inc. ................. 81,660 2,448,983
Peoples Financial Services Corp. .......... 21,624 1,051,143
Pioneer Bancorp, Inc.
(a) (b)
................ 26,106 340,944
Plumas Bancorp ..................... 14,472 624,322
Security
Shares
Shares Value
Banks (continued)
Ponce Financial Group, Inc.
(a)
............ 45,433 $ 667,865
Preferred Bank ...................... 23,497 2,123,894
Primis Financial Corp. .................. 52,812 555,054
Princeton Bancorp, Inc. ................. 12,338 392,842
Provident Bancorp, Inc.
(a) (b)
.............. 37,261 466,880
Provident Financial Holdings, Inc. .......... 12,744 200,718
QCR Holdings, Inc.
(b)
.................. 38,515 2,913,275
RBB Bancorp ....................... 39,245 736,236
Red River Bancshares, Inc. .............. 10,987 712,177
Rhinebeck Bancorp, Inc.
(a)
............... 10,312 117,144
Richmond Mutual Bancorp, Inc.
(b)
.......... 20,950 297,699
Riverview Bancorp, Inc. ................ 47,178 253,346
SB Financial Group, Inc. ................ 13,761 265,450
Shore Bancshares, Inc. ................. 72,054 1,182,406
Sierra Bancorp ...................... 28,976 837,696
SmartFinancial, Inc. ................... 33,776 1,206,816
Sound Financial Bancorp, Inc. ............ 5,134 236,472
South Plains Financial, Inc. .............. 29,917 1,156,292
Southern First Bancshares, Inc.
(a)
.......... 18,211 803,469
Southern Missouri Bancorp, Inc. ........... 22,771 1,196,844
SR Bancorp, Inc.
(b)
.................... 17,676 266,731
Sterling Bancorp, Inc.
(a) (c)
................ 46,554 —
Summit State Bank ................... 11,716 139,538
Texas Community Bancshares, Inc. ........ 4,691 75,291
Third Coast Bancshares, Inc.
(a)
............ 30,113 1,143,391
Timberland Bancorp, Inc. ............... 17,395 578,906
TrustCo Bank Corp. ................... 43,118 1,565,183
Union Bankshares, Inc. ................. 8,768 217,096
United Bancorp, Inc. ................... 11,842 165,433
United Security Bancshares .............. 33,062 308,468
Unity Bancorp, Inc. .................... 16,996 830,595
Univest Financial Corp. ................. 67,234 2,018,365
USCB Financial Holdings, Inc. , Class A ...... 24,655 430,230
Virginia National Bankshares Corp. ......... 11,036 428,307
Washington Trust Bancorp, Inc. ........... 44,832 1,295,645
West Bancorp, Inc. .................... 35,127 713,781
Western New England Bancorp, Inc. ........ 42,069 505,249
150,610,632
Beverages — 0.0%
(a)
Willamette Valley Vineyards, Inc. .......... 9,839 35,814
Zevia PBC , Class A ................... 78,191 212,679
248,493
Biotechnology — 12.1%
4D Molecular Therapeutics, Inc.
(a)
.......... 93,044 808,552
89bio, Inc.
(a)
........................ 290,562 4,271,261
Abeona Therapeutics, Inc.
(a)
.............. 102,593 541,691
Absci Corp.
(a) (b)
...................... 304,394 925,358
Achieve Life Sciences, Inc.
(a) (b)
............ 74,140 233,541
Acrivon Therapeutics, Inc.
(a)
.............. 39,229 71,004
Actinium Pharmaceuticals, Inc.
(a)
.......... 71,683 114,693
Actuate Therapeutics, Inc.
(a) (b)
............. 14,967 100,129
Acumen Pharmaceuticals, Inc.
(a) (b)
.......... 84,971 145,300
ADC Therapeutics SA
(a)
................ 167,157 668,628
Adverum Biotechnologies, Inc.
(a) (b)
.......... 37,812 171,288
Agenus, Inc.
(a) (b)
...................... 57,647 221,941
Akebia Therapeutics, Inc.
(a) (b)
............. 582,151 1,589,272
Aldeyra Therapeutics, Inc.
(a) (b)
............. 127,236 664,172
Alector, Inc.
(a) (b)
...................... 160,428 474,867
Altimmune, Inc.
(a) (b)
.................... 188,694 711,376
AnaptysBio, Inc.
(a) (b)
................... 45,161 1,382,830
Anavex Life Sciences Corp.
(a) (b)
........... 194,524 1,731,264
Anika Therapeutics, Inc.
(a) (b)
.............. 28,846 271,152
Anixa Biosciences, Inc.
(a)
................ 70,238 231,785

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Annexon, Inc.
(a)
...................... 221,331 $ 675,060
Arbutus Biopharma Corp.
(a)
.............. 350,559 1,591,538
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 59,101 1,089,231
Armata Pharmaceuticals, Inc.
(a)
........... 24,689 73,573
ArriVent Biopharma, Inc.
(a) (b)
.............. 57,199 1,055,322
Artiva Biotherapeutics, Inc.
(a)
............. 9,999 28,697
Assembly Biosciences, Inc.
(a) (b)
............ 10,852 277,811
Astria Therapeutics, Inc.
(a)
............... 85,174 620,067
Atara Biotherapeutics, Inc.
(a) (b)
............ 8,134 116,560
aTyr Pharma, Inc.
(a) (b)
.................. 204,405 147,458
Aura Biosciences, Inc.
(a) (b)
............... 101,338 626,269
Avalo Therapeutics, Inc.
(a)
............... 18,129 230,420
Avita Medical, Inc.
(a) (b)
.................. 28,487 145,569
Benitec Biopharma, Inc.
(a) (b)
.............. 34,837 488,763
Beyondspring, Inc.
(a) (b)
.................. 68,051 123,172
Biomea Fusion, Inc.
(a) (b)
................. 119,905 242,208
Black Diamond Therapeutics, Inc.
(a) (b)
....... 106,546 403,809
Boundless Bio, Inc.
(a)
.................. 36,858 45,335
Bright Minds Biosciences, Inc.
(a)
........... 10,664 646,878
C4 Therapeutics, Inc.
(a) (b)
................ 133,728 296,876
Cabaletta Bio, Inc.
(a) (b)
.................. 201,614 471,777
CAMP4 Therapeutics Corp.
(a) (b)
............ 10,204 30,612
Candel Therapeutics, Inc.
(a) (b)
............. 96,973 494,562
Capricor Therapeutics, Inc.
(a) (b)
............ 89,651 646,384
Cardiff Oncology, Inc.
(a) (b)
................ 145,393 299,510
CareDx, Inc.
(a) (b)
...................... 126,873 1,844,733
Cartesian Therapeutics, Inc.
(a) (b)
........... 24,236 247,692
Celcuity, Inc.
(a) (b)
...................... 68,541 3,385,925
Celularity, Inc. , Class A
(a)
................ 25,318 52,408
CervoMed, Inc.
(a) (b)
.................... 13,588 109,927
Cibus, Inc. , Class A
(a) (b)
................. 49,941 64,424
Cidara Therapeutics, Inc.
(a) (b)
............. 35,965 3,444,008
Climb Bio, Inc.
(a) (b)
.................... 54,081 108,703
Cogent Biosciences, Inc.
(a)
............... 301,991 4,336,591
Coherus Oncology, Inc.
(a) (b)
.............. 246,414 404,119
Compass Therapeutics, Inc.
(a) (b)
........... 230,031 805,108
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
.... 25,473 322,233
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 138,533 1,020,988
Coya Therapeutics, Inc.
(a) (b)
.............. 33,901 193,236
Cullinan Therapeutics, Inc.
(a) (b)
............ 118,207 700,968
Design Therapeutics, Inc.
(a)
.............. 55,573 418,465
DiaMedica Therapeutics, Inc.
(a)
............ 73,374 504,079
Dianthus Therapeutics, Inc.
(a) (b)
............ 38,273 1,506,043
Dyadic International, Inc.
(a)
............... 51,085 60,280
Editas Medicine, Inc.
(a) (b)
................ 198,282 688,039
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 130,510 338,021
Elicio Therapeutics, Inc.
(a) (b)
.............. 21,644 236,785
Elutia, Inc. , Class A
(a)
.................. 51,527 45,869
Emergent BioSolutions, Inc.
(a) (b)
........... 125,920 1,110,614
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 46,570 557,443
Entrada Therapeutics, Inc.
(a)
............. 66,272 384,378
Erasca, Inc.
(a)
....................... 401,767 875,852
Estrella Immunopharma, Inc.
(a)
............ 21,711 25,836
Exagen, Inc.
(a) (b)
...................... 27,140 298,269
Exicure, Inc.
(a)
....................... 5,413 22,139
eXoZymes, Inc.
(a) (b)
.................... 4,711 69,487
Fate Therapeutics, Inc.
(a)
................ 259,199 326,591
Fennec Pharmaceuticals, Inc.
(a)
........... 53,980 505,253
Fibrobiologics, Inc.
(a)
................... 69,898 38,178
Foghorn Therapeutics, Inc.
(a)
............. 77,361 378,295
Forte Biosciences, Inc.
(a) (b)
............... 12,285 184,275
Fortress Biotech, Inc.
(a) (b)
................ 54,249 200,450
Gain Therapeutics, Inc.
(a)
................ 65,571 116,061
Galectin Therapeutics, Inc.
(a) (b)
............ 103,115 436,692
Genelux Corp.
(a) (b)
.................... 77,491 325,462
Security
Shares
Shares Value
Biotechnology (continued)
Gossamer Bio, Inc.
(a) (b)
................. 443,304 $ 1,165,890
Greenwich Lifesciences, Inc.
(a) (b)
........... 14,113 140,424
Heron Therapeutics, Inc.
(a) (b)
.............. 344,193 433,683
Humacyte, Inc.
(a) (b)
.................... 293,799 511,210
Immix Biopharma, Inc.
(a) (b)
............... 38,130 79,692
ImmuCell Corp.
(a)
..................... 14,504 93,841
Immuneering Corp. , Class A
(a) (b)
........... 64,451 451,157
Immunic, Inc.
(a) (b)
..................... 221,748 195,493
Immunome, Inc.
(a) (b)
................... 179,722 2,104,545
Inhibikase Therapeutics, Inc.
(a) (b)
........... 143,588 232,613
Inhibrx Biosciences, Inc.
(a)
............... 21,013 707,718
Inmune Bio, Inc.
(a) (b)
................... 48,237 99,851
Inovio Pharmaceuticals, Inc.
(a) (b)
........... 84,197 197,021
Insight Molecular Diagnostics, Inc.
(a) (b)
....... 25,619 85,055
Instil Bio, Inc.
(a) (b)
..................... 8,185 146,184
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 370,981 485,985
Jade Biosciences, Inc.
(b)
................ 75,217 649,123
Jasper Therapeutics, Inc.
(a) (b)
............. 30,864 73,456
Kalaris Therapeutics, Inc.
(a)
.............. 12,628 72,990
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 88,236 1,074,714
Karyopharm Therapeutics, Inc.
(a) (b)
......... 18,256 119,394
Kezar Life Sciences, Inc.
(a) (b)
............. 14,298 55,762
Kodiak Sciences, Inc.
(a)
................. 76,456 1,251,585
Korro Bio, Inc.
(a) (b)
..................... 15,363 735,734
Kyverna Therapeutics, Inc.
(a) (b)
............ 52,585 315,510
Lantern Pharma, Inc.
(a) (b)
................ 18,553 80,706
Larimar Therapeutics, Inc.
(a) (b)
............. 108,766 351,314
Lexeo Therapeutics, Inc.
(a) (b)
.............. 58,090 385,718
MacroGenics, Inc.
(a) (b)
.................. 136,384 229,125
MAIA Biotechnology, Inc.
(a) (b)
............. 52,521 80,882
MDxHealth SA
(a) (b)
.................... 91,126 423,736
MediciNova, Inc.
(a) (b)
................... 107,328 135,233
Medicus Pharma Ltd.
(a) (b)
................ 14,960 34,632
MeiraGTx Holdings plc
(a) (b)
............... 96,547 794,582
Metagenomi, Inc.
(a) (b)
................... 60,907 144,350
MiMedx Group, Inc.
(a)
.................. 275,776 1,924,916
Mineralys Therapeutics, Inc.
(a)
............ 90,887 3,446,435
Monopar Therapeutics, Inc.
(a) (b)
............ 8,202 669,857
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 107,942 799,850
Mural Oncology plc
(a) (b)
................. 37,847 78,343
Neurogene, Inc.
(a) (b)
................... 22,710 393,564
Nkarta, Inc.
(a)
........................ 99,019 204,969
Nurix Therapeutics, Inc.
(a) (b)
.............. 174,657 1,613,831
Nuvectis Pharma, Inc.
(a) (b)
............... 30,949 186,313
Olema Pharmaceuticals, Inc.
(a) (b)
........... 139,139 1,362,171
OnKure Therapeutics, Inc.
(a) (b)
............ 20,565 56,554
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 159,659 673,761
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 134,363 1,612,356
Oruka Therapeutics, Inc.
(a) (b)
.............. 63,013 1,211,740
OS Therapies, Inc.
(a) (b)
.................. 43,495 85,250
Outlook Therapeutics, Inc.
(a) (b)
............ 48,522 51,433
Palvella Therapeutics, Inc.
(a)
............. 15,886 995,893
PDS Biotechnology Corp.
(a) (b)
............. 103,281 104,314
PepGen, Inc.
(a)
...................... 40,651 187,808
Perspective Therapeutics, Inc.
(a) (b)
.......... 139,821 479,586
PMV Pharmaceuticals, Inc.
(a) (b)
............ 109,007 152,610
Praxis Precision Medicines, Inc.
(a) (b)
......... 41,868 2,219,004
Precigen, Inc.
(a) (b)
..................... 349,861 1,151,043
Precision BioSciences, Inc.
(a) (b)
............ 19,226 106,128
Prime Medicine, Inc.
(a) (b)
................ 174,175 964,930
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 160,955 357,320
Protara Therapeutics, Inc.
(a)
.............. 76,293 331,875
Puma Biotechnology, Inc.
(a)
.............. 98,067 520,736
Pyxis Oncology, Inc.
(a) (b)
................. 110,892 246,180
Quince Therapeutics, Inc.
(a)
.............. 83,578 136,232

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rein Therapeutics, Inc.
(a)
................ 47,102 $ 53,932
Replimune Group, Inc.
(a) (b)
............... 160,160 671,070
Rezolute, Inc.
(a) (b)
..................... 180,124 1,693,166
Rigel Pharmaceuticals, Inc.
(a)
............. 41,107 1,164,561
Sagimet Biosciences, Inc. , Class A
(a) (b)
....... 62,475 428,579
Savara, Inc.
(a) (b)
...................... 265,342 947,271
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 232,853 374,893
Senti Biosciences, Inc.
(a)
................ 17,148 24,179
Sera Prognostics, Inc. , Class A
(a) (b)
......... 57,998 177,474
Seres Therapeutics, Inc.
(a) (b)
.............. 14,983 288,273
Serina Therapeutics, Inc.
(a)
.............. 9,397 50,368
Sionna Therapeutics, Inc.
(a)
.............. 28,841 848,214
Skye Bioscience, Inc.
(a) (b)
................ 43,602 171,356
Solid Biosciences, Inc.
(a)
................ 136,677 843,297
Stoke Therapeutics, Inc.
(a) (b)
.............. 104,332 2,451,802
Surrozen, Inc.
(a) (b)
..................... 10,429 134,378
Sutro Biopharma, Inc.
(a)
................. 172,004 149,368
Tango Therapeutics, Inc.
(a) (b)
.............. 167,394 1,406,110
Taysha Gene Therapies, Inc.
(a) (b)
........... 494,751 1,617,836
Tectonic Therapeutic, Inc.
(a)
.............. 25,785 404,567
Tevogen Bio Holdings, Inc.
(a) (b)
............ 77,626 60,960
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 20,524 495,860
Tourmaline Bio, Inc.
(a)
.................. 40,753 1,949,216
TriSalus Life Sciences, Inc.
(a)
............. 42,974 199,829
TScan Therapeutics, Inc.
(a)
.............. 100,777 183,414
TuHURA Biosciences, Inc.
(a) (b)
............ 62,150 154,132
Tyra Biosciences, Inc.
(a) (b)
............... 55,715 779,453
UroGen Pharma Ltd.
(a)
................. 86,015 1,715,999
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 128,777 642,597
Verastem, Inc.
(a) (b)
..................... 105,090 927,945
Viridian Therapeutics, Inc.
(a) (b)
............. 163,410 3,526,388
Vistagen Therapeutics, Inc.
(a) (b)
............ 70,190 249,175
Voyager Therapeutics, Inc.
(a)
............. 108,006 504,388
vTv Therapeutics, Inc. , Class A
(a) (b)
......... 3,546 82,498
Whitehawk Therapeutics, Inc.
(a)
........... 86,685 164,702
XBiotech, Inc.
(a) (b)
..................... 45,581 121,245
XOMA Royalty Corp.
(a)
................. 21,734 837,628
Zenas Biopharma, Inc.
(a) (b)
............... 37,633 835,453
Zentalis Pharmaceuticals, Inc.
(a) (b)
.......... 138,655 209,369
Zura Bio Ltd. , Class A
(a) (b)
............... 93,025 402,798
Zymeworks, Inc.
(a) (b)
................... 116,491 1,989,666
119,288,803
Broadline Retail — 0.2%
(a)(b)
1stdibs.com, Inc. ..................... 57,942 150,070
Groupon, Inc. ....................... 58,353 1,362,542
1,512,612
Building Products — 0.3%
Alpha Pro Tech Ltd.
(a) (b)
................. 21,866 104,629
Caesarstone Ltd.
(a)
.................... 46,541 74,000
Insteel Industries, Inc. .................. 43,559 1,670,052
Quanex Building Products Corp. ........... 107,546 1,529,304
3,377,985
Capital Markets — 0.5%
Aether Holdings, Inc.
(a) (b)
................ 4,801 28,950
AlTi Global, Inc. , Class A
(a) (b)
............. 97,545 347,260
B Riley Financial, Inc.
(a) (b)
................ 38,117 227,749
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 25,576 860,632
Binah Capital Group, Inc.
(a) (b)
............. 9,765 16,796
Diamond Hill Investment Group, Inc. ........ 5,897 825,639
Dominari Holdings, Inc.
(b)
................ 16,375 116,099
Forge Global Holdings, Inc.
(a) (b)
............ 23,283 393,483
Great Elm Group, Inc.
(a)
................ 27,809 68,132
Hennessy Advisors, Inc. ................ 11,904 125,349
Security
Shares
Shares Value
Capital Markets (continued)
Heritage Global, Inc.
(a)
................. 71,985 $ 119,495
MarketWise, Inc. ..................... 4,453 73,608
Open Lending Corp. , Class A
(a)
............ 236,499 499,013
Siebert Financial Corp.
(a)
................ 32,645 95,323
Silvercrest Asset Management Group, Inc. , Class
A ............................. 18,322 288,571
Value Line, Inc. ...................... 1,746 68,234
Westwood Holdings Group, Inc. ........... 17,283 284,997
4,439,330
Chemicals — 1.0%
AdvanSix, Inc. ....................... 60,865 1,179,564
American Vanguard Corp.
(a)
.............. 59,159 339,573
Arq, Inc.
(a)
.......................... 73,199 524,105
ASP Isotopes, Inc.
(a) (b)
.................. 178,149 1,713,793
Aspen Aerogels, Inc.
(a) (b)
................ 155,022 1,078,953
Core Molding Technologies, Inc.
(a)
.......... 19,668 404,177
Flexible Solutions International, Inc. ........ 16,142 155,609
Flotek Industries, Inc.
(a) (b)
................ 32,920 480,632
Intrepid Potash, Inc.
(a)
.................. 24,921 762,084
Koppers Holdings, Inc. ................. 45,083 1,262,324
Northern Technologies International Corp. .... 18,383 141,733
Rayonier Advanced Materials, Inc.
(a)
........ 150,651 1,087,700
Solesence, Inc.
(a)
..................... 43,289 139,391
Trinseo plc ......................... 78,658 184,846
Valhi, Inc. .......................... 5,584 88,116
9,542,600
Commercial Services & Supplies — 1.5%
ACCO Brands Corp. ................... 202,080 806,299
Acme United Corp. .................... 7,678 316,180
Bridger Aerospace Group Holdings, Inc.
(a) (b)
... 75,072 138,883
CECO Environmental Corp.
(a) (b)
........... 67,801 3,471,411
CompX International, Inc. ............... 3,558 83,257
Ennis, Inc. ......................... 57,403 1,049,327
Enviri Corp.
(a) (b)
...................... 176,897 2,244,823
Interface, Inc. ....................... 134,786 3,900,707
Knightscope, Inc. , Class A
(a) (b)
............ 15,031 86,729
Liquidity Services, Inc.
(a)
................ 54,184 1,486,267
Mobile Infrastructure Corp.
(a) (b)
............ 34,789 122,458
NL Industries, Inc. .................... 20,827 128,086
Odyssey Marine Exploration, Inc.
(a) (b)
........ 59,811 116,632
Perma-Fix Environmental Services, Inc.
(a) (b)
... 39,570 399,657
Quad/Graphics, Inc. , Class A ............. 67,012 419,495
Quest Resource Holding Corp.
(a) (b)
......... 36,066 56,263
Team, Inc.
(a) (b)
....................... 6,378 105,747
Virco Mfg. Corp. ..................... 25,115 194,641
15,126,862
Communications Equipment — 2.2%
(a)
ADTRAN Holdings, Inc.
(b)
............... 173,580 1,628,180
Applied Optoelectronics, Inc.
(b)
............ 126,321 3,275,503
Aviat Networks, Inc. ................... 26,754 613,469
BK Technologies Corp. ................. 7,067 597,020
Clearfield, Inc. ....................... 26,633 915,642
CommScope Holding Co., Inc. ............ 496,329 7,683,173
Comtech Telecommunications Corp.
(b)
....... 61,682 159,140
Digi International, Inc.
(b)
................. 84,786 3,091,298
Franklin Wireless Corp. ................. 20,780 90,601
Genasys, Inc.
(b)
...................... 97,227 238,206
Inseego Corp.
(b)
...................... 28,945 433,307
KVH Industries, Inc. ................... 28,969 162,226
Lantronix, Inc.
(b)
...................... 68,473 312,922
NETGEAR, Inc. ...................... 64,517 2,089,706

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Ribbon Communications, Inc. ............ 217,031 $ 824,718
22,115,111
Construction & Engineering — 1.6%
Bowman Consulting Group Ltd.
(a)
.......... 32,790 1,388,984
Concrete Pumping Holdings, Inc. .......... 51,529 363,279
Great Lakes Dredge & Dock Corp.
(a)
........ 154,163 1,848,414
INNOVATE Corp.
(a) (b)
................... 13,577 66,392
JFB Construction Holdings , Class A
(a) (b)
...... 2,766 35,737
Limbach Holdings, Inc.
(a) (b)
............... 24,674 2,396,339
Matrix Service Co.
(a)
................... 61,561 805,218
NWPX Infrastructure, Inc.
(a)
.............. 22,693 1,201,140
Orion Group Holdings, Inc.
(a) (b)
............ 88,184 733,691
Shimmick Corp.
(a)
..................... 6,390 16,678
Southland Holdings, Inc.
(a)
............... 28,492 122,231
Tutor Perini Corp.
(a)
................... 103,596 6,794,862
15,772,965
Construction Materials — 0.0%
Smith-Midland Corp.
(a)
................. 6,444 237,784
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)
.............. 12,366 724,400
Consumer Portfolio Services, Inc.
(a)
......... 21,499 162,317
Dave, Inc. , Class A
(a)
.................. 21,575 4,300,976
DeFi Development Corp.
(a) (b)
............. 33,011 505,398
LendingTree, Inc.
(a)
.................... 26,016 1,684,016
Medallion Financial Corp. ............... 37,830 382,083
NerdWallet, Inc. , Class A
(a)
............... 95,858 1,031,432
Old Market Capital Corp.
(a) (b)
............. 8,186 41,749
Oportun Financial Corp.
(a)
............... 92,029 567,819
OppFi, Inc. , Class A ................... 56,917 644,870
Regional Management Corp. ............. 21,242 827,588
Vroom, Inc.
(a) (b)
....................... 2,358 63,737
World Acceptance Corp.
(a) (b)
.............. 6,058 1,024,650
11,961,035
Consumer Staples Distribution & Retail — 0.2%
HF Foods Group, Inc.
(a)
................. 95,215 262,793
Natural Grocers by Vitamin Cottage, Inc. ..... 29,818 1,192,720
Village Super Market, Inc. , Class A ......... 21,308 796,067
2,251,580
Containers & Packaging — 0.2%
Myers Industries, Inc. .................. 86,573 1,466,546
Ranpak Holdings Corp. , Class A
(a) (b)
........ 108,803 611,473
2,078,019
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............. 44,399 1,148,602
AMCON Distributing Co.
(b)
............... 352 40,043
Weyco Group, Inc. .................... 14,184 426,797
1,615,442
Diversified Consumer Services — 0.6%
American Public Education, Inc.
(a)
.......... 40,537 1,599,995
Carriage Services, Inc. ................. 33,246 1,480,777
European Wax Center, Inc. , Class A
(a)
....... 69,299 276,503
Legacy Education, Inc.
(a)
................ 19,672 188,261
Lincoln Educational Services Corp.
(a)
........ 69,064 1,623,004
Nerdy, Inc. , Class A
(a) (b)
................. 134,710 169,734
Regis Corp.
(a) (b)
...................... 4,825 140,649
Zspace, Inc.
(a) (b)
...................... 12,890 12,630
5,491,553
Diversified REITs — 0.4%
Alpine Income Property Trust, Inc. ......... 29,217 414,005
CTO Realty Growth, Inc. ................ 70,469 1,148,645
Security
Shares
Shares Value
Diversified REITs (continued)
Gladstone Commercial Corp. ............. 107,190 $ 1,320,581
Modiv Industrial, Inc. , Class C ............ 21,561 315,653
NexPoint Diversified Real Estate Trust ...... 80,335 296,436
3,495,320
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
...................... 26,144 561,311
ATN International, Inc. ................. 22,843 341,960
Bandwidth, Inc. , Class A
(a)
............... 63,406 1,056,978
IDT Corp. , Class B .................... 37,883 1,981,660
3,941,909
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B .............. 49,252 736,317
Electrical Equipment — 2.2%
Allient, Inc. ......................... 33,382 1,493,844
American Superconductor Corp.
(a)
......... 101,645 6,036,697
Amprius Technologies, Inc.
(a)
............. 216,792 2,280,652
Broadwind, Inc.
(a)
..................... 45,326 95,185
Complete Solaria, Inc.
(a) (b)
............... 143,612 252,757
Espey Mfg. & Electronics Corp. ........... 5,044 199,793
FTC Solar, Inc.
(a) (b)
.................... 19,916 140,408
FuelCell Energy, Inc.
(a) (b)
................ 49,420 385,476
Hyliion Holdings Corp. , Class A
(a) (b)
......... 287,478 566,332
Ideal Power, Inc.
(a) (b)
................... 17,467 87,859
KULR Technology Group, Inc.
(a) (b)
.......... 82,875 344,760
LSI Industries, Inc. .................... 62,067 1,465,402
NANO Nuclear Energy, Inc.
(a) (b)
............ 72,392 2,791,436
NeoVolta, Inc.
(a) (b)
..................... 68,112 303,779
Power Solutions International, Inc.
(a) (b)
....... 15,264 1,499,230
Preformed Line Products Co. ............. 5,660 1,110,209
SKYX Platforms Corp.
(a)
................ 142,378 159,463
SolarMax Technology, Inc.
(a)
.............. 72,076 75,680
T1 Energy, Inc.
(a) (b)
.................... 257,908 562,239
Thermon Group Holdings, Inc.
(a)
........... 76,548 2,045,363
Ultralife Corp.
(a)
...................... 23,731 161,845
Zeo Energy Corp.
(a) (b)
.................. 9,660 13,041
22,071,450
Electronic Equipment, Instruments & Components — 3.6%
908 Devices, Inc.
(a)
.................... 64,342 563,636
Aeva Technologies, Inc.
(a) (b)
.............. 71,546 1,037,417
Airgain, Inc.
(a)
....................... 25,118 109,012
AmpliTech Group, Inc.
(a) (b)
............... 38,230 148,715
Arlo Technologies, Inc.
(a)
................ 231,168 3,918,298
Bel Fuse, Inc. , Class A ................. 3,747 435,963
Bel Fuse, Inc. , Class B, NVS ............. 24,183 3,410,287
Climb Global Solutions, Inc. .............. 9,024 1,216,796
Coda Octopus Group, Inc.
(a) (b)
............ 12,730 102,158
Daktronics, Inc.
(a)
..................... 89,875 1,880,185
Evolv Technologies Holdings, Inc.
(a)
......... 268,967 2,030,701
Focus Universal, Inc.
(a)
................. 7,069 21,525
Frequency Electronics, Inc.
(a) (b)
............ 15,241 516,822
Identiv, Inc.
(a) (b)
....................... 47,564 164,096
Kimball Electronics, Inc.
(a)
............... 56,621 1,690,703
LGL Group, Inc. (The)
(a) (b)
............... 8,319 55,504
LightPath Technologies, Inc. , Class A
(a) (b)
..... 86,042 682,313
Methode Electronics, Inc. ............... 77,331 583,849
MicroVision, Inc.
(a) (b)
................... 583,948 724,096
M-Tron Industries, Inc.
(a) (b)
............... 5,684 315,348
Neonode, Inc.
(a) (b)
..................... 27,998 97,713
nLight, Inc.
(a)
........................ 111,747 3,311,064
Ouster, Inc. , Class A
(a)
.................. 118,082 3,194,118
Powerfleet, Inc.
(a)
..................... 289,730 1,518,185
Red Cat Holdings, Inc.
(a) (b)
............... 198,748 2,057,042

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Research Frontiers, Inc.
(a) (b)
.............. 63,421 $ 100,839
RF Industries Ltd.
(a) (b)
.................. 20,214 166,361
Richardson Electronics Ltd. .............. 27,871 272,857
ScanSource, Inc.
(a)
.................... 48,919 2,151,947
Sono-Tek Corp.
(a) (b)
.................... 16,151 72,356
Syntec Optics Holdings, Inc.
(a) (b)
........... 12,900 19,995
Unusual Machines, Inc.
(a) (b)
.............. 65,867 994,592
Vishay Precision Group, Inc.
(a)
............ 27,691 887,497
Vuzix Corp.
(a) (b)
...................... 148,230 463,960
Wrap Technologies, Inc.
(a) (b)
.............. 79,769 173,099
35,089,049
Energy Equipment & Services — 1.3%
Bristow Group, Inc.
(a) (b)
................. 66,147 2,386,584
Dawson Geophysical Co.
(a)
.............. 15,750 27,720
DMC Global, Inc.
(a)
.................... 44,831 378,822
Drilling Tools International Corp.
(a) (b)
......... 40,877 94,017
Energy Services of America Corp. ......... 27,246 281,996
Forum Energy Technologies, Inc.
(a)
......... 25,731 687,275
Geospace Technologies Corp.
(a) (b)
.......... 27,520 521,779
Gulf Island Fabrication, Inc.
(a)
............. 34,550 242,541
KLX Energy Services Holdings, Inc.
(a) (b)
...... 33,944 65,172
Mammoth Energy Services, Inc.
(a)
.......... 55,984 128,203
MIND Technology, Inc.
(a) (b)
............... 19,079 154,349
National Energy Services Reunited Corp.
(a) (b)
.. 138,969 1,425,822
Natural Gas Services Group, Inc. .......... 23,541 658,913
NCS Multistage Holdings, Inc.
(a)
........... 1,856 94,767
Oil States International, Inc.
(a)
............. 135,559 821,488
Ranger Energy Services, Inc. , Class A ....... 47,119 661,551
SEACOR Marine Holdings, Inc.
(a)
.......... 47,757 309,943
Select Water Solutions, Inc. , Class A ........ 217,444 2,324,476
Smart Sand, Inc. ..................... 67,804 145,101
TETRA Technologies, Inc.
(a)
.............. 296,120 1,702,690
13,113,209
Entertainment — 0.3%
Cineverse Corp.
(a) (b)
................... 29,759 99,990
CuriosityStream, Inc. , Class A ............ 75,948 402,524
Eventbrite, Inc. , Class A
(a)
............... 175,672 442,694
Gaia, Inc. , Class A
(a)
................... 41,261 244,265
Golden Matrix Group, Inc.
(a) (b)
............. 48,345 54,630
Marcus Corp. (The) ................... 54,745 849,095
Playstudios, Inc. , Class A
(a)
.............. 210,793 202,909
PodcastOne, Inc.
(a) (b)
................... 10,051 16,886
Reservoir Media, Inc.
(a)
................. 47,020 382,743
Skillz, Inc. , Class A
(a) (b)
................. 25,784 206,272
Starz Entertainment Corp.
(b)
.............. 26,623 392,157
3,294,165
Financial Services — 1.0%
Acacia Research Corp.
(a)
................ 79,074 256,990
Alerus Financial Corp. ................. 54,370 1,203,752
Better Home & Finance Holding Co.
(a) (b)
...... 12,098 679,182
Cantaloupe, Inc.
(a) (b)
................... 137,424 1,452,572
Cass Information Systems, Inc. ........... 28,106 1,105,409
Finance of America Cos., Inc. , Class A
(a) (b)
.... 10,212 229,055
FlexShopper, Inc.
(a)
................... 31,248 20,030
International Money Express, Inc.
(a)
......... 64,241 897,447
loanDepot, Inc. , Class A
(a) (b)
.............. 193,994 595,562
NewtekOne, Inc. ..................... 57,587 659,371
Onity Group, Inc.
(a)
.................... 15,600 623,376
Paysign, Inc.
(a)
....................... 80,033 503,407
Priority Technology Holdings, Inc.
(a) (b)
........ 57,602 395,726
Security National Financial Corp. , Class A
(a)
... 36,668 317,911
SWK Holdings Corp. .................. 7,224 105,109
Triller Group, Inc.
(a) (b)
................... 239,217 198,574
Security
Shares
Shares Value
Financial Services (continued)
Usio, Inc.
(a)
......................... 49,885 $ 70,837
Velocity Financial, Inc.
(a)
................ 22,117 401,202
Waterstone Financial, Inc. ............... 35,820 558,792
XBP Global Holdings, Inc.
(a)
.............. 25,021 20,192
10,294,496
Food Products — 0.6%
Alico, Inc. .......................... 12,780 442,955
Barfresh Food Group, Inc.
(a)
.............. 18,768 65,313
Beyond Meat, Inc.
(a) (b)
.................. 169,295 319,967
Bridgford Foods Corp.
(a)
................ 3,493 27,752
Calavo Growers, Inc. .................. 38,955 1,002,702
Farmer Bros Co.
(a)
.................... 38,341 65,563
Forafric Global plc
(a) (b)
.................. 8,750 76,037
Laird Superfood, Inc.
(a)
................. 20,082 112,058
Lifeway Foods, Inc.
(a)
.................. 11,891 330,094
Limoneira Co. ....................... 38,565 572,690
Mama's Creations, Inc.
(a)
................ 78,916 829,407
Seneca Foods Corp. , Class A
(a)
........... 10,884 1,174,819
SunOpta, Inc.
(a)
...................... 223,374 1,308,972
6,328,329
Gas Utilities — 0.0%
RGC Resources, Inc. .................. 19,443 436,301
Ground Transportation — 0.3%
Armlogi Holding Corp.
(a) (b)
............... 33,085 26,468
Covenant Logistics Group, Inc. , Class A ...... 38,046 824,076
FTAI Infrastructure, Inc. ................. 252,724 1,101,877
PAMT Corp.
(a) (b)
...................... 14,550 165,870
Proficient Auto Logistics, Inc.
(a) (b)
........... 54,345 374,437
Universal Logistics Holdings, Inc. .......... 15,550 364,492
2,857,220
Health Care Equipment & Supplies — 3.1%
Accuray, Inc.
(a)
....................... 234,619 391,814
AngioDynamics, Inc.
(a)
................. 90,800 1,014,236
Anteris Technologies Global Corp.
(a) (b)
....... 78,292 352,314
Apyx Medical Corp.
(a) (b)
................. 74,249 158,893
Artivion, Inc.
(a)
....................... 88,616 3,752,001
AxoGen, Inc.
(a)
....................... 102,197 1,823,194
Bioventus, Inc. , Class A
(a) (b)
.............. 107,912 721,931
Butterfly Network, Inc. , Class A
(a) (b)
......... 442,894 854,785
CapsoVision, Inc.
(a)
.................... 14,676 71,032
Carlsmed, Inc.
(a) (b)
.................... 15,554 208,268
Ceribell, Inc.
(a) (b)
...................... 57,770 663,777
Cerus Corp.
(a)
....................... 424,830 675,480
ClearPoint Neuro, Inc.
(a) (b)
............... 61,034 1,329,931
CVRx, Inc.
(a)
........................ 36,777 296,790
CytoSorbents Corp.
(a) (b)
................. 126,340 118,014
Delcath Systems, Inc.
(a)
................. 68,948 741,191
ElectroCore, Inc.
(a) (b)
................... 11,753 58,177
Electromed, Inc.
(a)
.................... 15,668 384,649
Envoy Medical, Inc. , Class A
(a) (b)
........... 22,237 17,249
enVVeno Medical Corp.
(a) (b)
.............. 40,529 36,723
Femasys, Inc.
(a) (b)
..................... 54,641 19,255
FONAR Corp.
(a) (b)
..................... 14,210 214,003
Fractyl Health, Inc.
(a) (b)
.................. 60,725 96,553
HeartBeam, Inc.
(a)
.................... 60,644 100,063
Inogen, Inc.
(a)
....................... 55,030 449,595
InspireMD, Inc.
(a) (b)
.................... 48,725 117,427
iRadimed Corp. ...................... 18,993 1,351,542
Kewaunee Scientific Corp.
(a) (b)
............ 5,103 217,643
KORU Medical Systems, Inc.
(a)
............ 100,210 383,804
LENSAR, Inc.
(a)
...................... 21,752 268,637
Lucid Diagnostics, Inc.
(a)
................ 168,184 169,866

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Microbot Medical, Inc.
(a) (b)
............... 80,661 $ 246,016
Modular Medical, Inc.
(a) (b)
................ 123,375 86,338
Monogram Technologies, Inc.
(a) (b)
.......... 34,017 199,680
Myomo, Inc.
(a) (b)
...................... 75,272 67,143
Neuronetics, Inc.
(a) (b)
................... 85,605 233,702
NeuroPace, Inc.
(a)
.................... 55,518 572,391
Odysight.ai, Inc.
(a) (b)
................... 14,165 63,742
OraSure Technologies, Inc.
(a)
............. 173,893 558,196
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 65,338 162,038
Orthofix Medical, Inc.
(a)
................. 89,808 1,314,789
OrthoPediatrics Corp.
(a)
................. 39,064 723,856
Outset Medical, Inc.
(a)
.................. 38,139 538,523
Owlet, Inc. , Class A
(a) (b)
................. 23,757 201,222
Precision Optics Corp., Inc.
(a) (b)
............ 15,626 67,973
Pro-Dex, Inc.
(a) (b)
..................... 4,775 161,634
Pulmonx Corp.
(a)
..................... 90,640 146,837
Pulse Biosciences, Inc.
(a) (b)
............... 41,540 735,258
Rockwell Medical, Inc.
(a) (b)
............... 67,036 80,443
Sanara Medtech, Inc.
(a) (b)
................ 7,327 232,486
SANUWAVE Health, Inc.
(a)
............... 16,452 616,621
Semler Scientific, Inc.
(a) (b)
................ 28,181 845,430
Sensus Healthcare, Inc.
(a) (b)
.............. 32,878 103,237
Shoulder Innovations, Inc.
(a) (b)
............. 10,921 137,059
SI-BONE, Inc.
(a)
...................... 87,974 1,294,977
Sight Sciences, Inc.
(a) (b)
................. 97,879 336,704
Spectral AI, Inc. , Class A
(a) (b)
.............. 38,142 86,964
Stereotaxis, Inc.
(a) (b)
................... 141,629 440,466
Surmodics, Inc.
(a)
..................... 32,264 964,371
Tactile Systems Technology, Inc.
(a)
......... 53,357 738,461
Tela Bio, Inc.
(a) (b)
...................... 74,440 110,916
Utah Medical Products, Inc. .............. 7,194 453,006
Vicarious Surgical, Inc. , Class A
(a) (b)
......... 8,021 44,196
Vivani Medical, Inc.
(a) (b)
................. 69,083 97,407
Zimvie, Inc.
(a)
........................ 64,374 1,219,244
Zynex, Inc.
(a) (b)
....................... 36,538 52,980
30,993,143
Health Care Providers & Services — 1.3%
AirSculpt Technologies, Inc.
(a) (b)
........... 38,297 307,142
Aveanna Healthcare Holdings, Inc.
(a)
........ 114,234 1,013,256
Castle Biosciences, Inc.
(a)
............... 66,218 1,507,784
Cross Country Healthcare, Inc.
(a)
.......... 73,189 1,039,284
Cryo-Cell International, Inc.
(b)
............. 11,297 52,418
DocGo, Inc.
(a)
....................... 210,044 285,660
InfuSystem Holdings, Inc.
(a) (b)
............. 46,197 478,601
Joint Corp. (The)
(a) (b)
................... 32,821 313,112
Nano-X Imaging Ltd.
(a) (b)
................ 150,367 556,358
National Research Corp. ................ 29,134 372,332
NeueHealth, Inc.
(a)
.................... 7,712 51,439
Nutex Health, Inc.
(a) (b)
.................. 7,953 821,704
Oncology Institute, Inc. (The)
(a) (b)
........... 138,782 484,349
P3 Health Partners, Inc.
(a) (b)
.............. 2,651 24,336
Pennant Group, Inc. (The)
(a)
.............. 78,879 1,989,328
Performant Healthcare, Inc.
(a) (b)
............ 163,660 1,265,092
Prenetics Global Ltd. , Class A
(a) (b)
.......... 21,483 285,724
Quipt Home Medical Corp.
(a) (b)
............ 87,144 227,446
SBC Medical Group Holdings, Inc.
(a)
........ 12,901 55,990
Sonida Senior Living, Inc.
(a) (b)
............. 12,672 351,268
Talkspace, Inc.
(a)
..................... 333,463 920,358
Viemed Healthcare, Inc.
(a)
............... 80,363 545,665
12,948,646
Health Care REITs — 0.5%
Diversified Healthcare Trust .............. 510,558 2,251,561
Global Medical REIT, Inc. ............... 29,603 997,924
Security
Shares
Shares Value
Health Care REITs (continued)
Strawberry Fields REIT, Inc. ............. 17,032 $ 209,493
Universal Health Realty Income Trust ....... 29,888 1,170,713
4,629,691
Health Care Technology — 0.6%
CareCloud, Inc.
(a)
..................... 81,566 261,827
Claritev Corp.
(a) (b)
..................... 17,541 931,076
Firefly Neuroscience, Inc.
(a) (b)
............. 14,888 43,324
Forian, Inc.
(a)
........................ 34,551 77,740
Health Catalyst, Inc.
(a)
.................. 160,384 457,094
HealthStream, Inc. .................... 57,011 1,609,991
LifeMD, Inc.
(a) (b)
...................... 86,807 589,420
OptimizeRx Corp.
(a) (b)
.................. 36,566 749,603
Simulations Plus, Inc.
(a)
................. 39,189 590,578
TruBridge, Inc.
(a) (b)
.................... 23,187 467,682
5,778,335
Hotel & Resort REITs — 0.1%
Ashford Hospitality Trust, Inc.
(a) (b)
.......... 13,122 77,420
Braemar Hotels & Resorts, Inc. ........... 136,449 372,506
Chatham Lodging Trust ................. 107,556 721,700
1,171,626
Hotels, Restaurants & Leisure — 1.4%
Allied Gaming & Entertainment, Inc.
(a) (b)
...... 18,033 16,574
Ark Restaurants Corp.
(a)
................ 3,780 26,838
Bally's Corp.
(a) (b)
...................... 16,709 185,470
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 1,567 507,160
BJ's Restaurants, Inc.
(a)
................. 46,724 1,426,484
Canterbury Park Holding Corp. ............ 6,056 97,986
Century Casinos, Inc.
(a)
................. 61,135 159,562
Denny's Corp.
(a) (b)
..................... 116,826 611,000
El Pollo Loco Holdings, Inc.
(a)
............. 61,276 594,377
FAT Brands, Inc. , Class A ............... 14,311 27,907
Flanigan's Enterprises, Inc. .............. 1,430 45,589
Full House Resorts, Inc.
(a) (b)
.............. 80,763 259,249
Golden Entertainment, Inc. .............. 45,169 1,065,085
Inspired Entertainment, Inc.
(a) (b)
............ 57,611 540,391
Kura Sushi USA, Inc. , Class A
(a)
........... 14,551 864,475
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 87,228 1,116,518
Nathan's Famous, Inc. ................. 6,669 738,525
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 62,949 186,329
Potbelly Corp.
(a)
...................... 59,682 1,016,981
Pursuit Attractions & Hospitality, Inc.
(a)
....... 49,526 1,791,851
Rave Restaurant Group, Inc.
(a)
............ 28,195 93,326
RCI Hospitality Holdings, Inc.
(b)
............ 18,853 575,205
Red Robin Gourmet Burgers, Inc.
(a) (b)
........ 34,576 237,191
Serve Robotics, Inc.
(a) (b)
................. 109,372 1,271,996
13,456,069
Household Durables — 0.8%
Bassett Furniture Industries, Inc. .......... 19,228 300,726
Beazer Homes USA, Inc.
(a)
.............. 65,939 1,618,802
Ethan Allen Interiors, Inc. ............... 54,269 1,598,765
Flexsteel Industries, Inc. ................ 8,561 396,802
Hamilton Beach Brands Holding Co. , Class A .. 17,003 244,333
Hooker Furnishings Corp. ............... 24,501 248,685
Hovnanian Enterprises, Inc. , Class A
(a)
....... 11,098 1,425,982
iRobot Corp.
(a) (b)
...................... 70,409 252,768
Koss Corp.
(a) (b)
....................... 12,087 61,402
Legacy Housing Corp.
(a)
................ 20,023 550,833
Lifetime Brands, Inc. ................... 27,931 108,093
Live Ventures, Inc.
(a)
................... 2,068 37,989
Lovesac Co. (The)
(a) (b)
.................. 30,826 521,884
Traeger, Inc.
(a)
....................... 76,235 93,007
United Homes Group, Inc. , Class A
(a)
........ 22,343 92,277

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Universal Electronics, Inc.
(a)
.............. 29,985 $ 139,730
7,692,078
Household Products — 0.1%
Oil-Dri Corp. of America ................ 23,110 1,410,634
Independent Power and Renewable Electricity Producers
— 0.2%
(a)(b)
Hallador Energy Co. ................... 72,370 1,416,281
Spruce Power Holding Corp. ............. 42,244 103,498
1,519,779
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 123,806 721,789
One Liberty Properties, Inc. .............. 42,718 944,922
Plymouth Industrial REIT, Inc. ............ 95,787 2,138,924
3,805,635
Insurance — 1.7%
Abacus Global Management, Inc.
(a)
......... 93,191 533,984
Ambac Financial Group, Inc.
(a)
............ 100,080 834,667
American Coastal Insurance Corp. ......... 57,546 655,449
American Integrity Insurance Group, Inc.
(a) (b)
... 19,007 424,046
Atlantic American Corp.
(b)
............... 9,080 26,105
Citizens, Inc. , Class A
(a) (b)
............... 104,774 550,064
Crawford & Co. , Class A, NVS ............ 38,453 411,447
Donegal Group, Inc. , Class A ............. 38,359 743,781
eHealth, Inc.
(a)
....................... 66,481 286,533
GoHealth, Inc. , Class A
(a)
................ 13,401 64,593
Greenlight Capital Re Ltd. , Class A
(a)
........ 61,224 777,545
Heritage Insurance Holdings, Inc.
(a)
......... 53,019 1,335,018
Hippo Holdings, Inc.
(a) (b)
................. 41,740 1,509,318
Investors Title Co. .................... 3,307 885,714
James River Group Holdings Ltd. .......... 84,848 470,906
Kestrel Group Ltd.
(b)
................... 6,195 169,186
Kingstone Cos., Inc. ................... 26,137 384,214
Kingsway Financial Services, Inc.
(a) (b)
........ 49,436 722,754
MBIA, Inc.
(a)
........................ 105,925 789,141
NI Holdings, Inc.
(a)
.................... 16,000 216,960
Selectquote, Inc.
(a)
.................... 318,433 624,129
Tiptree, Inc. ........................ 54,539 1,045,513
United Fire Group, Inc. ................. 49,092 1,493,379
Universal Insurance Holdings, Inc. ......... 59,279 1,559,038
16,513,484
Interactive Media & Services — 1.2%
(a)
Angi, Inc.
(b)
......................... 94,786 1,541,220
Arena Group Holdings, Inc. (The) .......... 30,817 168,569
BuzzFeed, Inc.
(b)
..................... 52,347 88,990
DHI Group, Inc. ...................... 95,545 265,615
EverQuote, Inc. , Class A
(b)
............... 64,428 1,473,468
fuboTV, Inc.
(b)
....................... 775,219 3,217,159
Giftify, Inc.
(b)
........................ 52,122 55,249
IZEA Worldwide, Inc. .................. 28,461 105,875
MediaAlpha, Inc. , Class A
(b)
.............. 77,879 886,263
Nextdoor Holdings, Inc. , Class A ........... 489,793 1,023,668
PSQ Holdings, Inc. , Class A
(b)
............ 81,099 154,899
QuinStreet, Inc. ...................... 126,820 1,961,906
Teads Holding Co. .................... 83,577 137,902
Travelzoo .......................... 14,581 143,331
TrueCar, Inc. ........................ 182,153 335,162
Zedge, Inc. , Class B ................... 25,997 75,651
11,634,927
IT Services — 2.3%
Applied Digital Corp.
(a) (b)
................ 498,488 11,435,315
Backblaze, Inc. , Class A
(a)
............... 125,009 1,160,083
Security
Shares
Shares Value
IT Services (continued)
BigBear.ai Holdings, Inc.
(a) (b)
.............. 673,452 $ 4,390,907
Cloudastructure, Inc. , Class A
(a) (b)
.......... 38,765 48,844
Crexendo, Inc.
(a)
..................... 33,484 217,646
CSP, Inc.
(b)
......................... 16,036 185,216
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 154,605 1,192,004
Hackett Group, Inc. (The) ............... 58,186 1,106,116
Information Services Group, Inc. ........... 81,635 469,401
Rackspace Technology, Inc.
(a)
............ 193,024 272,164
Research Solutions, Inc.
(a)
............... 62,873 234,516
TSS, Inc.
(a) (b)
........................ 42,280 765,691
Tucows, Inc. , Class A
(a) (b)
................ 15,612 289,681
Unisys Corp.
(a)
....................... 154,087 600,939
WidePoint Corp.
(a)
.................... 18,024 89,129
22,457,652
Leisure Products — 0.5%
American Outdoor Brands, Inc.
(a)
.......... 28,153 244,368
Clarus Corp. ........................ 67,366 235,781
Escalade, Inc. ....................... 23,926 300,750
Funko, Inc. , Class A
(a) (b)
................. 82,220 282,837
JAKKS Pacific, Inc. ................... 20,577 385,407
Johnson Outdoors, Inc. , Class A ........... 12,312 497,282
Latham Group, Inc.
(a)
.................. 105,171 800,351
Marine Products Corp. ................. 20,243 179,556
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 37,690 808,827
Outdoor Holding Co.
(a) (b)
................ 200,940 297,391
Smith & Wesson Brands, Inc. ............. 101,888 1,001,559
5,034,109
Life Sciences Tools & Services — 1.5%
(a)
Adaptive Biotechnologies Corp. ........... 347,166 5,193,603
Alpha Teknova, Inc.
(b)
.................. 25,046 155,035
Atlantic International Corp.
(b)
............. 24,256 73,981
BioLife Solutions, Inc.
(b)
................. 88,304 2,252,635
Champions Oncology, Inc. ............... 19,590 126,845
Codexis, Inc.
(b)
....................... 193,453 472,025
Ginkgo Bioworks Holdings, Inc.
(b)
.......... 90,035 1,312,710
Inotiv, Inc.
(b)
......................... 73,484 106,552
Lifecore Biomedical, Inc.
(b)
............... 63,660 468,538
MaxCyte, Inc. ....................... 238,684 377,121
Niagen Bioscience, Inc.
(b)
............... 121,958 1,137,868
OmniAb, Inc. ........................ 217,190 347,504
Personalis, Inc.
(b)
..................... 116,847 761,842
Quanterix Corp. ...................... 95,821 520,308
Quantum-Si, Inc. , Class A
(b)
.............. 363,129 512,012
Rapid Micro Biosystems, Inc. , Class A
(b)
...... 69,226 231,215
Seer, Inc. , Class A
(b)
................... 110,759 240,347
Standard BioTools, Inc.
(b)
................ 693,515 901,570
15,191,711
Machinery — 2.4%
3D Systems Corp.
(a) (b)
.................. 305,123 884,857
Aebi Schmidt Holding AG
(b)
.............. 86,084 1,073,468
AirJoule Technologies Corp.
(a)
............ 55,209 258,930
Blue Bird Corp.
(a) (b)
.................... 73,804 4,247,420
Columbus McKinnon Corp. .............. 65,637 941,235
Commercial Vehicle Group, Inc.
(a) (b)
......... 66,292 112,696
Douglas Dynamics, Inc. ................ 52,874 1,652,841
Eastern Co. (The) .................... 13,254 310,939
FreightCar America, Inc.
(a) (b)
.............. 33,659 329,185
Gencor Industries, Inc.
(a)
................ 24,361 356,401
Graham Corp.
(a)
...................... 24,287 1,333,356
Hurco Cos., Inc.
(a)
.................... 13,695 238,293
Hyster-Yale, Inc. , Class A ............... 27,249 1,004,398
L B Foster Co. , Class A
(a) (b)
.............. 23,399 630,603
Laser Photonics Corp.
(a) (b)
............... 14,788 63,736

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Luxfer Holdings plc ................... 61,930 $ 860,827
Manitowoc Co., Inc. (The)
(a)
.............. 80,002 800,820
Mayville Engineering Co., Inc.
(a)
........... 32,836 451,823
Microvast Holdings, Inc.
(a) (b)
.............. 463,267 1,783,578
Miller Industries, Inc. .................. 25,910 1,047,282
Nauticus Robotics, Inc.
(a) (b)
............... 8,648 24,906
NN, Inc.
(a) (b)
......................... 110,711 228,065
Novusterra, Inc.
(a) (b) (c)
.................. 12,894 —
Palladyne AI Corp.
(a) (b)
.................. 55,628 477,845
Park-Ohio Holdings Corp. ............... 22,175 470,997
Perma-Pipe International Holdings, Inc.
(a) (b)
.... 16,684 390,906
Rain Enhancement Technologies Holdco, Inc. ,
Class A
(a) (b)
....................... 4,335 23,973
Richtech Robotics, Inc. , Class B
(a) (b)
........ 160,240 687,430
Taylor Devices, Inc.
(a)
.................. 7,126 349,602
Titan International, Inc.
(a)
................ 112,603 851,279
Twin Disc, Inc. ....................... 26,053 363,179
Wabash National Corp. ................. 95,337 940,976
Xos, Inc.
(a)
......................... 7,336 19,807
23,211,653
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(a)
......... 20,557 295,404
Genco Shipping & Trading Ltd. ............ 79,260 1,410,828
Himalaya Shipping Ltd. ................. 69,123 568,882
Pangaea Logistics Solutions Ltd. .......... 69,743 354,295
Safe Bulkers, Inc. .................... 130,063 577,480
3,206,889
Media — 0.8%
Boston Omaha Corp. , Class A
(a) (b)
.......... 50,285 657,728
Cardlytics, Inc.
(a) (b)
.................... 121,457 295,141
Emerald Holding, Inc. .................. 32,137 163,577
Entravision Communications Corp. , Class A ... 143,419 334,166
EW Scripps Co. (The) , Class A
(a)
.......... 148,067 364,245
Fluent, Inc.
(a) (b)
....................... 17,571 39,008
Gambling.com Group Ltd.
(a)
.............. 37,875 309,818
Gannett Co., Inc.
(a)
.................... 328,894 1,358,332
Harte Hanks, Inc.
(a) (b)
.................. 9,397 34,863
iHeartMedia, Inc. , Class A
(a) (b)
............. 276,090 792,378
Lee Enterprises, Inc.
(a) (b)
................ 9,922 53,976
Marchex, Inc. , Class B
(a)
................ 49,186 88,043
National CineMedia, Inc. ................ 148,298 668,824
Nexxen International Ltd.
(a) (b)
............. 87,489 809,273
Saga Communications, Inc. , Class A ........ 11,501 143,072
Thryv Holdings, Inc.
(a)
.................. 86,289 1,040,645
Townsquare Media, Inc. , Class A .......... 30,945 207,950
Urban One, Inc. , Class A
(a)
............... 17,301 23,875
WideOpenWest, Inc.
(a)
................. 118,810 613,060
7,997,974
Metals & Mining — 2.4%
5E Advanced Materials, Inc.
(a) (b)
........... 9,026 31,501
American Battery Technology Co.
(a) (b)
........ 207,393 1,007,930
American Infrastructure Corp.
(a) (b)
.......... 18,637 1
Ampco-Pittsburgh Corp.
(a)
............... 37,376 85,591
Ascent Industries Co.
(a)
................. 17,503 225,439
Caledonia Mining Corp. plc .............. 38,487 1,393,614
Contango ORE, Inc.
(a)
.................. 19,785 493,240
Critical Metals Corp.
(a) (b)
................. 74,600 464,012
Dakota Gold Corp.
(a)
................... 198,941 905,182
Ferroglobe plc ....................... 277,015 1,260,418
Friedman Industries, Inc. ................ 15,935 348,897
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 65,132 403,818
Idaho Strategic Resources, Inc.
(a) (b)
......... 30,177 1,019,681
Ivanhoe Electric, Inc.
(a) (b)
................ 199,615 2,505,168
Security
Shares
Shares Value
Metals & Mining (continued)
Lifezone Metals Ltd.
(a)
.................. 64,726 $ 354,699
Metallus, Inc.
(a)
...................... 85,156 1,407,629
NioCorp Developments Ltd.
(a) (b)
........... 161,969 1,081,953
Olympic Steel, Inc. .................... 22,765 693,194
Perpetua Resources Corp.
(a)
............. 174,689 3,533,958
Ramaco Resources, Inc. , Class A
(a) (b)
....... 67,377 2,236,243
ReElement Technologies Corp.
(a)
.......... 31,713 23,902
SunCoke Energy, Inc. .................. 198,009 1,615,753
Tredegar Corp.
(a)
..................... 62,739 503,794
United States Antimony Corp.
(a) (b)
.......... 216,302 1,341,072
US Gold Corp.
(a)
..................... 28,568 470,801
US Goldmining, Inc.
(a)
.................. 3,867 49,710
Vox Royalty Corp. .................... 101,947 438,372
23,895,572
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
ACRES Commercial Realty Corp.
(a) (b)
....... 14,168 299,795
Advanced Flower Capital, Inc. ............ 42,421 162,472
AG Mortgage Investment Trust, Inc. ........ 64,642 468,008
Angel Oak Mortgage REIT, Inc. ........... 28,557 267,579
Ares Commercial Real Estate Corp. ........ 121,962 550,049
Cherry Hill Mortgage Investment Corp. ...... 75,706 180,937
Chicago Atlantic Real Estate Finance, Inc. .... 42,671 545,762
Ellington Financial, Inc. ................. 214,836 2,788,571
Franklin BSP Realty Trust, Inc. ............ 190,494 2,068,765
Granite Point Mortgage Trust, Inc. ......... 106,655 319,965
Invesco Mortgage Capital, Inc. ............ 155,546 1,175,928
Lument Finance Trust, Inc. .............. 107,143 216,429
Manhattan Bridge Capital, Inc. ............ 20,899 115,363
Nexpoint Real Estate Finance, Inc. ......... 17,497 248,107
Orchid Island Capital, Inc. ............... 299,400 2,098,794
Rithm Property Trust, Inc. ............... 91,251 229,953
Sachem Capital Corp. .................. 104,072 115,520
Seven Hills Realty Trust ................ 34,243 353,045
Sunrise Realty Trust, Inc. ............... 23,495 244,113
12,449,155
Multi-Utilities — 0.2%
Unitil Corp. ......................... 37,634 1,801,163
Office REITs — 0.4%
City Office REIT, Inc. .................. 90,331 628,704
Franklin Street Properties Corp. ........... 182,571 292,114
NET Lease Office Properties ............. 35,363 1,048,866
Orion Properties, Inc. .................. 120,398 325,075
Peakstone Realty Trust , Class E .......... 85,136 1,116,984
Postal Realty Trust, Inc. , Class A .......... 52,651 826,094
4,237,837
Oil, Gas & Consumable Fuels — 4.0%
Aemetis, Inc.
(a) (b)
..................... 116,975 263,194
Amplify Energy Corp.
(a) (b)
................ 79,512 417,438
Ardmore Shipping Corp. ................ 80,672 957,577
Berry Corp. ......................... 178,503 674,741
Centrus Energy Corp. , Class A
(a) (b)
......... 36,587 11,344,531
Comstock, Inc.
(a) (b)
.................... 59,960 205,063
Diversified Energy Co. plc
(d)
.............. 134,473 1,883,967
Empire Petroleum Corp.
(a) (b)
.............. 35,259 159,371
Encore Energy Corp.
(a) (b)
................ 429,555 1,378,872
Energy Fuels, Inc.
(a) (b)
.................. 499,106 7,661,277
Epsilon Energy Ltd. ................... 44,262 223,080
Evolution Petroleum Corp. ............... 72,280 348,390
FutureFuel Corp. ..................... 58,100 225,428
Gevo, Inc.
(a) (b)
....................... 535,965 1,050,491
Granite Ridge Resources, Inc. ............ 125,114 676,867
Green Plains, Inc.
(a)
................... 149,819 1,316,909

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kolibri Global Energy, Inc.
(a) (b)
............. 69,214 $ 384,138
Lightbridge Corp.
(a) (b)
................... 48,956 1,038,357
NACCO Industries, Inc. , Class A ........... 9,179 386,987
NextNRG, Inc.
(a) (b)
.................... 42,617 77,989
Nordic American Tankers Ltd. ............ 477,764 1,500,179
OPAL Fuels, Inc. , Class A
(a) (b)
............. 51,437 113,161
Prairie Operating Co.
(a) (b)
................ 51,838 102,898
PrimeEnergy Resources Corp.
(a)
........... 785 131,119
REX American Resources Corp.
(a)
......... 68,972 2,111,923
Riley Exploration Permian, Inc. ............ 32,017 867,981
SandRidge Energy, Inc. ................ 84,177 949,517
Stabilis Solutions, Inc.
(a)
................ 4,153 18,107
Summit Midstream Corp.
(a)
.............. 21,793 447,628
Teekay Corp. Ltd. .................... 120,640 986,835
US Energy Corp.
(a) (b)
................... 7,717 9,106
VAALCO Energy, Inc. .................. 239,970 964,679
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 9,029 27,538
W&T Offshore, Inc.
(b)
.................. 229,414 417,533
XCF Global, Inc. , Class A
(a) (b)
............. 79,929 104,707
39,427,578
Paper & Forest Products — 0.2%
(a)
Clearwater Paper Corp. ................ 37,027 768,681
Magnera Corp.
(b)
..................... 77,078 903,354
1,672,035
Passenger Airlines — 0.1%
(a)
flyExclusive, Inc.
(b)
.................... 13,310 65,751
Mesa Air Group, Inc. ................... 81,916 106,491
Strata Critical Medical, Inc. , Class A ........ 150,271 760,371
Surf Air Mobility, Inc.
(b)
.................. 54,474 233,694
1,166,307
Personal Care Products — 0.3%
AXIL Brands, Inc.
(a) (b)
.................. 8,144 51,307
Beauty Health Co. (The) , Class A
(a) (b)
........ 263,909 525,179
FitLife Brands, Inc.
(a)
................... 9,070 180,402
Honest Co., Inc. (The)
(a)
................ 216,209 795,649
Lifevantage Corp. .................... 25,246 245,644
Medifast, Inc.
(a) (b)
..................... 25,005 341,818
Natural Health Trends Corp. ............. 16,653 74,439
Nature's Sunshine Products, Inc.
(a)
......... 40,698 631,633
United-Guardian, Inc. .................. 7,085 55,263
2,901,334
Pharmaceuticals — 5.4%
Aardvark Therapeutics, Inc.
(a) (b)
............ 13,733 182,512
Aclaris Therapeutics, Inc.
(a)
.............. 200,988 381,877
ALT5 Sigma Corp.
(a) (b)
.................. 32,931 88,584
Alto Neuroscience, Inc.
(a) (b)
............... 49,321 198,270
Alumis, Inc.
(a)
....................... 129,369 516,182
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 161,276 2,191,741
AN2 Therapeutics, Inc.
(a)
................ 53,345 67,748
Anebulo Pharmaceuticals, Inc.
(a)
........... 20,964 52,410
Aquestive Therapeutics, Inc.
(a) (b)
........... 199,026 1,112,555
Atea Pharmaceuticals, Inc.
(a) (b)
............ 176,802 512,726
BioAge Labs, Inc.
(a) (b)
.................. 54,814 322,306
Biote Corp. , Class A
(a)
.................. 69,773 209,319
Cadrenal Therapeutics, Inc.
(a)
............. 3,114 42,895
Cassava Sciences, Inc.
(a) (b)
.............. 100,737 293,145
Collegium Pharmaceutical, Inc.
(a) (b)
......... 74,543 2,608,260
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 27,662 325,028
CorMedix, Inc.
(a) (b)
.................... 163,966 1,906,925
Cumberland Pharmaceuticals, Inc.
(a)
........ 17,102 53,358
Enliven Therapeutics, Inc.
(a) (b)
............. 98,125 2,008,619
Esperion Therapeutics, Inc.
(a) (b)
............ 465,920 1,234,688
Security
Shares
Shares Value
Pharmaceuticals (continued)
Eton Pharmaceuticals, Inc.
(a) (b)
............ 59,379 $ 1,290,306
Evolus, Inc.
(a)
....................... 135,517 832,074
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 136,539 1,944,315
Fulcrum Therapeutics, Inc.
(a) (b)
............ 99,825 918,390
Harrow, Inc.
(a) (b)
...................... 73,515 3,541,953
ImageneBio, Inc.
(a) (b)
................... 23,176 188,884
Journey Medical Corp.
(a) (b)
............... 29,121 207,342
LENZ Therapeutics, Inc.
(a) (b)
.............. 37,692 1,755,693
Liquidia Corp.
(a)
...................... 149,168 3,392,080
Maze Therapeutics, Inc.
(a)
............... 45,562 1,181,423
MBX Biosciences, Inc.
(a) (b)
............... 35,607 623,122
MediWound Ltd.
(a) (b)
................... 17,948 323,423
Mind Medicine MindMed, Inc.
(a) (b)
.......... 175,464 2,068,721
Neonc Technologies Holdings, Inc.
(a)
........ 5,268 47,833
NRX Pharmaceuticals, Inc.
(a) (b)
............ 33,360 110,088
Nutriband, Inc.
(a) (b)
.................... 7,752 54,652
Nuvation Bio, Inc. , Class A
(a) (b)
............ 581,147 2,150,244
Omeros Corp.
(a) (b)
..................... 150,340 616,394
Oramed Pharmaceuticals, Inc.
(a) (b)
.......... 81,001 213,843
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 98,543 1,159,851
Phibro Animal Health Corp. , Class A ........ 47,576 1,924,925
Pliant Therapeutics, Inc.
(a)
............... 127,764 189,091
Rafael Holdings, Inc. , Class B
(a)
........... 42,600 57,936
Rani Therapeutics Holdings, Inc. , Class A
(a)
... 52,101 26,040
Rapport Therapeutics, Inc.
(a) (b)
............ 40,661 1,207,632
Scilex Holding Co.
(a) (b)
.................. 12,710 250,133
scPharmaceuticals, Inc.
(a)
............... 91,008 516,015
SIGA Technologies, Inc. ................ 96,032 878,693
Telomir Pharmaceuticals, Inc.
(a)
........... 45,764 63,612
Terns Pharmaceuticals, Inc.
(a) (b)
........... 168,779 1,267,530
Theravance Biopharma, Inc.
(a) (b)
........... 88,512 1,292,275
Third Harmonic Bio, Inc.
(a) (c)
.............. 58,054 1,742
Trevi Therapeutics, Inc.
(a) (b)
.............. 203,572 1,862,684
Tvardi Therapeutics, Inc.
(a) (b)
............. 10,905 424,968
Ventyx Biosciences, Inc.
(a) (b)
.............. 152,232 473,442
WaVe Life Sciences Ltd.
(a) (b)
.............. 261,066 1,911,003
Xeris Biopharma Holdings, Inc.
(a)
.......... 356,712 2,903,636
Zevra Therapeutics, Inc.
(a) (b)
.............. 126,744 1,205,335
53,386,471
Professional Services — 2.6%
Asure Software, Inc.
(a) (b)
................. 59,420 487,244
Barrett Business Services, Inc. ............ 58,158 2,577,563
BGSF, Inc.
(a)
........................ 24,373 173,048
BlackSky Technology, Inc. , Class A
(a) (b)
....... 72,426 1,459,384
CRA International, Inc. ................. 15,379 3,206,983
DLH Holdings Corp.
(a) (b)
................. 28,542 161,262
Forrester Research, Inc.
(a)
............... 26,517 281,080
Franklin Covey Co.
(a) (b)
................. 25,020 485,638
Heidrick & Struggles International, Inc. ...... 47,743 2,376,169
HireQuest, Inc. ...................... 12,766 122,809
IBEX Holdings Ltd.
(a)
................... 25,070 1,015,836
Innodata, Inc.
(a) (b)
..................... 71,509 5,511,199
Kelly Services, Inc. , Class A, NVS ......... 70,233 921,457
Mastech Digital, Inc.
(a)
.................. 9,451 72,052
Mistras Group, Inc.
(a)
.................. 38,308 376,951
Nixxy, Inc.
(a) (b)
....................... 36,239 51,097
RCM Technologies, Inc.
(a) (b)
.............. 11,472 304,582
Resolute Holdings Management, Inc.
(a) (b)
..... 9,851 710,750
Resources Connection, Inc. .............. 75,398 380,760
Skillsoft Corp. , Class A
(a) (b)
............... 10,252 133,481
Spire Global, Inc. , Class A
(a) (b)
............ 64,167 705,195
TrueBlue, Inc.
(a)
...................... 65,886 403,881
TTEC Holdings, Inc.
(a)
.................. 45,936 154,345
Where Food Comes From, Inc.
(a)
.......... 5,558 74,755

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Willdan Group, Inc.
(a)
.................. 32,323 $ 3,125,311
25,272,832
Real Estate Management & Development — 0.6%
(a)
American Realty Investors, Inc. ........... 3,284 54,941
AMREP Corp.
(b)
...................... 6,792 162,465
Comstock Holding Cos., Inc. , Class A
(b)
...... 8,271 115,877
Douglas Elliman, Inc. .................. 169,265 484,098
FRP Holdings, Inc. .................... 26,772 652,166
JW Mays, Inc. ....................... 721 27,398
Linkhome Holdings, Inc. ................ 3,733 33,821
Logistic Properties of The Americas
(b)
....... 6,681 31,133
Maui Land & Pineapple Co., Inc. .......... 15,813 294,754
Offerpad Solutions, Inc. , Class A
(b)
......... 53,130 221,552
RE/MAX Holdings, Inc. , Class A ........... 42,312 399,002
Real Brokerage, Inc. (The) .............. 247,699 1,035,382
Seaport Entertainment Group, Inc.
(b)
........ 17,162 393,353
Star Holdings
(b)
...................... 29,926 246,291
Stratus Properties, Inc. ................. 15,761 333,503
Tejon Ranch Co. ..................... 48,559 775,973
Transcontinental Realty Investors, Inc. ...... 4,502 207,677
5,469,386
Residential REITs — 0.1%
Bluerock Homes Trust, Inc. , Class A ........ 7,562 90,593
BRT Apartments Corp. ................. 24,897 389,887
Clipper Realty, Inc. .................... 31,686 120,407
600,887
Retail REITs — 0.3%
CBL & Associates Properties, Inc. .......... 42,705 1,305,919
FrontView REIT, Inc. ................... 44,321 607,641
Whitestone REIT ..................... 104,479 1,283,002
3,196,562
Semiconductors & Semiconductor Equipment — 2.0%
Aehr Test Systems
(a) (b)
.................. 66,259 1,995,059
Aeluma, Inc.
(a) (b)
...................... 22,677 365,100
Alpha & Omega Semiconductor Ltd.
(a)
....... 58,365 1,631,885
Ambiq Micro, Inc.
(a)
.................... 10,760 321,939
Amtech Systems, Inc.
(a) (b)
............... 32,167 297,866
Atomera, Inc.
(a) (b)
..................... 68,825 304,207
AXT, Inc.
(a)
......................... 99,417 446,382
Blaize Holdings, Inc.
(a) (b)
................ 171,612 592,061
CEVA, Inc.
(a)
........................ 54,565 1,441,062
Everspin Technologies, Inc.
(a) (b)
............ 44,383 413,206
GCT Semiconductor Holding, Inc.
(a) (b)
....... 72,136 109,647
GSI Technology, Inc.
(a)
................. 52,437 192,968
Ichor Holdings Ltd.
(a)
................... 78,707 1,378,947
indie Semiconductor, Inc. , Class A
(a) (b)
....... 451,558 1,837,841
inTEST Corp.
(a) (b)
..................... 26,305 205,442
Kopin Corp.
(a) (b)
...................... 372,246 904,558
Maxeon Solar Technologies Ltd.
(a) (b)
......... 16,739 56,076
Navitas Semiconductor Corp.
(a) (b)
.......... 311,683 2,250,351
NVE Corp. ......................... 11,189 730,306
Penguin Solutions, Inc.
(a)
................ 121,123 3,183,112
QuickLogic Corp.
(a) (b)
................... 35,536 215,348
SkyWater Technology, Inc.
(a) (b)
............ 60,842 1,135,312
20,008,675
Software — 5.9%
8x8, Inc.
(a)
.......................... 310,488 658,234
A10 Networks, Inc. .................... 167,405 3,038,401
ACCESS Newswire, Inc.
(a)
............... 6,705 71,945
Airship AI Holdings, Inc.
(a) (b)
.............. 46,139 238,539
Arteris, Inc.
(a) (b)
....................... 66,203 668,650
AudioEye, Inc.
(a)
...................... 18,530 256,826
Security
Shares
Shares Value
Software (continued)
authID, Inc.
(a) (b)
...................... 23,484 $ 74,914
Aware, Inc.
(a)
........................ 31,620 76,204
Bit Digital, Inc.
(a) (b)
..................... 740,339 2,221,017
Blend Labs, Inc. , Class A
(a)
.............. 488,559 1,783,240
BTCS, Inc.
(a) (b)
....................... 29,948 144,649
Cerence, Inc.
(a) (b)
..................... 94,656 1,179,414
Cipher Mining, Inc.
(a) (b)
.................. 616,834 7,765,940
Consensus Cloud Solutions, Inc.
(a)
......... 45,308 1,330,696
CoreCard Corp.
(a) (b)
................... 12,942 348,399
CS Disco, Inc.
(a)
...................... 56,911 367,645
Daily Journal Corp.
(a) (b)
................. 2,942 1,368,442
Digimarc Corp.
(a) (b)
.................... 35,880 350,548
Digital Turbine, Inc.
(a)
.................. 244,225 1,563,040
Domo, Inc. , Class B
(a) (b)
................. 75,700 1,199,088
Duos Technologies Group, Inc.
(a) (b)
......... 22,543 165,916
eGain Corp.
(a)
....................... 41,322 359,915
Expensify, Inc. , Class A
(a)
............... 138,487 256,201
Fatpipe, Inc.
(a)
....................... 1,546 9,879
I3 Verticals, Inc. , Class A
(a) (b)
............. 53,815 1,746,835
Intellicheck, Inc.
(a) (b)
................... 43,235 224,822
Intellinetics, Inc.
(a)
..................... 6,724 77,662
Kaltura, Inc.
(a)
....................... 207,532 298,846
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 74,460 1,830,227
Mitek Systems, Inc.
(a)
.................. 103,057 1,006,867
Nukkleus, Inc.
(a)
...................... 5,671 39,697
ON24, Inc.
(a)
........................ 86,370 494,036
OneSpan, Inc. ....................... 83,556 1,327,705
Ooma, Inc.
(a)
........................ 58,750 704,412
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 106,880 3,173,267
Phunware, Inc.
(a) (b)
.................... 46,829 128,780
Porch Group, Inc.
(a) (b)
.................. 187,133 3,140,092
Red Violet, Inc. ...................... 26,158 1,366,755
Rekor Systems, Inc.
(a) (b)
................. 244,938 384,553
ReposiTrak, Inc.
(b)
.................... 26,785 396,954
Rezolve AI plc
(a) (b)
..................... 341,170 1,699,027
Rimini Street, Inc.
(a)
................... 114,544 536,066
Roadzen, Inc.
(a) (b)
..................... 71,090 61,415
Silvaco Group, Inc.
(a) (b)
................. 17,766 96,114
SoundThinking, Inc.
(a)
.................. 22,079 266,273
SRAX, Inc.
(a)
........................ 49,878 2,993
Synchronoss Technologies, Inc.
(a)
.......... 23,879 145,184
Telos Corp.
(a)
........................ 125,706 859,829
Terawulf, Inc.
(a) (b)
..................... 660,201 7,539,495
Thumzup Media Corp.
(a) (b)
............... 4,040 20,200
Upland Software, Inc.
(a)
................. 46,729 110,748
Veea, Inc.
(a)
......................... 35,592 22,216
Veritone, Inc.
(a) (b)
..................... 86,551 417,176
Viant Technology, Inc. , Class A
(a)
........... 31,283 269,972
VirnetX Holding Corp.
(a) (b)
................ 8,962 153,250
Weave Communications, Inc.
(a)
........... 135,161 902,875
WM Technology, Inc. , Class A
(a)
........... 200,978 233,134
Xperi, Inc.
(a) (b)
....................... 102,997 667,420
Yext, Inc.
(a)
......................... 236,086 2,011,453
ZenaTech, Inc.
(a)
..................... 15,407 73,954
57,928,046
Specialized REITs — 0.2%
Farmland Partners, Inc. ................ 96,069 1,045,231
Gladstone Land Corp. ................. 81,403 745,651
Global Self Storage, Inc. ................ 25,319 127,355
1,918,237
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 50,989 234,549
aka Brands Holding Corp.
(a)
.............. 2,034 19,628

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
America's Car-Mart, Inc.
(a) (b)
.............. 17,339 $ 506,472
BARK, Inc.
(a) (b)
....................... 214,497 178,204
Barnes & Noble Education, Inc.
(a) (b)
......... 37,179 369,931
Bed Bath & Beyond, Inc.
(a) (b)
.............. 128,415 1,257,183
Build-A-Bear Workshop, Inc. ............. 28,922 1,886,004
Caleres, Inc. ........................ 76,533 997,990
Cato Corp. (The) , Class A
(a)
.............. 35,901 151,143
Children's Place, Inc. (The)
(a) (b)
............ 17,617 109,402
Citi Trends, Inc.
(a)
..................... 11,101 344,464
Designer Brands, Inc. , Class A ............ 76,975 272,491
Destination XL Group, Inc.
(a)
............. 110,405 144,631
Duluth Holdings, Inc. , Class B
(a) (b)
.......... 32,617 127,532
Envela Corp.
(a)
....................... 15,823 123,578
Genesco, Inc.
(a) (b)
..................... 22,981 666,219
Grove Collaborative Holdings
(a) (b)
.......... 52,897 79,345
GrowGeneration Corp.
(a)
................ 127,692 238,784
Haverty Furniture Cos., Inc. .............. 31,209 684,413
J Jill, Inc. .......................... 16,957 290,813
Lands' End, Inc.
(a) (b)
................... 27,223 383,844
MarineMax, Inc.
(a)
..................... 43,936 1,112,899
Newegg Commerce, Inc.
(a) (b)
............. 4,279 179,504
OneWater Marine, Inc. , Class A
(a) (b)
......... 26,401 418,192
PetMed Express, Inc.
(a) (b)
................ 33,060 82,981
RealReal, Inc. (The)
(a) (b)
................. 221,559 2,355,172
RideNow Group, Inc. , Class B
(a) (b)
.......... 53,445 235,158
Shoe Carnival, Inc. .................... 42,664 886,985
Sleep Number Corp.
(a) (b)
................ 44,295 310,951
Sportsman's Warehouse Holdings, Inc.
(a)
..... 86,435 239,425
Stitch Fix, Inc. , Class A
(a)
................ 251,644 1,094,651
ThredUp, Inc. , Class A
(a) (b)
............... 215,004 2,031,788
Tile Shop Holdings, Inc.
(a) (b)
.............. 67,499 408,369
Tilly's, Inc. , Class A
(a) (b)
................. 36,184 74,539
Torrid Holdings, Inc.
(a) (b)
................. 77,699 135,973
Winmark Corp. ...................... 6,919 3,444,071
Zumiez, Inc.
(a)
....................... 33,144 649,954
22,727,232
Technology Hardware, Storage & Peripherals — 0.5%
AstroNova, Inc.
(a) (b)
.................... 15,068 154,296
CompoSecure, Inc. , Class A
(a)
............ 102,262 2,129,095
CPI Card Group, Inc.
(a)
................. 14,100 213,474
Eastman Kodak Co.
(a)
.................. 148,368 951,039
Foxx Development Holdings, Inc.
(a)
......... 4,717 22,453
Immersion Corp. ..................... 65,139 478,120
One Stop Systems, Inc.
(a) (b)
.............. 41,791 224,000
Quantum Corp.
(a) (b)
.................... 14,339 142,243
TransAct Technologies, Inc.
(a) (b)
............ 20,784 112,649
Turtle Beach Corp.
(a)
................... 35,316 561,525
4,988,894
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc. , Class A
(a) (b)
................ 12,498 70,864
Crown Crafts, Inc. .................... 23,384 68,047
Culp, Inc.
(a)
......................... 25,923 115,617
Fossil Group, Inc.
(a) (b)
.................. 115,100 295,807
Jerash Holdings US, Inc. ................ 14,124 46,892
Lakeland Industries, Inc.
(b)
............... 21,100 312,280
Movado Group, Inc. ................... 35,250 668,692
Playboy, Inc.
(a) (b)
...................... 129,974 191,062
Rocky Brands, Inc. .................... 16,354 487,186
Superior Group of Cos., Inc. ............. 25,936 278,034
Unifi, Inc.
(a)
......................... 34,661 164,986
Vera Bradley, Inc.
(a) (b)
.................. 48,994 98,478
2,797,945
Security
Shares
Shares Value
Tobacco — 0.4%
Ispire Technology, Inc.
(a) (b)
............... 43,555 $ 111,501
Turning Point Brands, Inc. ............... 39,764 3,931,069
4,042,570
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc. , Class A ........ 47,257 342,141
BlueLinx Holdings, Inc.
(a) (b)
............... 17,750 1,297,170
EVI Industries, Inc. .................... 11,902 376,222
Hudson Technologies, Inc.
(a)
............. 89,190 885,657
Karat Packaging, Inc. .................. 19,813 499,486
Marwynn Holdings, Inc.
(a) (b)
.............. 4,791 5,605
NPK International, Inc.
(a)
................ 182,731 2,066,688
Titan Machinery, Inc.
(a) (b)
................ 48,311 808,726
Transcat, Inc.
(a)
...................... 21,379 1,564,943
Willis Lease Finance Corp.
(b)
............. 6,603 905,205
8,751,843
Transportation Infrastructure — 0.1%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 49,000 483,630
Water Utilities — 0.4%
Cadiz, Inc.
(a) (b)
....................... 127,053 599,690
Consolidated Water Co. Ltd. ............. 35,282 1,244,749
Global Water Resources, Inc. ............. 29,356 302,367
Pure Cycle Corp.
(a) (b)
................... 45,784 506,829
York Water Co. (The) .................. 33,472 1,018,218
3,671,853
Wireless Telecommunication Services — 0.1%
KORE Group Holdings, Inc.
(a)
............. 10,874 26,315
Spok Holdings, Inc. ................... 47,159 813,493
SurgePays, Inc.
(a) (b)
................... 33,061 92,901
932,709
Total Common Stocks — 99 .7%
(Cost: $ 948,854,568 ) .............................. 981,380,845
Preferred Stocks
Pharmaceuticals — 0.0%
Nutriband, Inc.
(a) (b) (c)
................... 1,879 —
Software — 0.0%
BTCS, Inc.
(a)
........................ 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 33,109 16,554
Ikena Oncology Securities Corp., CVR ...... 67,791 2,034
Oncternal Therapeutics, Inc., CVR
(b)
........ 1,634 1,675
Sanofi Aatd, Inc., CVR ................. 73,455 85,942
106,205
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a) (c)
......... 4,194 506
Pharmaceuticals — 0.0%
(a)(b)
Contra CVR Catalyst, CVR
(c)
............. 37,156 —
Optinose, Inc., CVR ................... 473 284
284
Total Rights — 0.0%
(Cost: $ 51,193 ) ................................. 106,995

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Issued/Exercisable
02/28/25 , 1 Share for 1 Warrant, Expires
03/11/28 , Strike Price USD 47.50 )
(a) (b)
..... 4,991 $ 8,735
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 3,712 12,435
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 21,170
Total Long-Term Investments — 99.7%
(Cost: $ 948,905,761 ) .............................. 981,509,010
Short-Term Securities
Money Market Funds — 25.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(g)
................... 247,567,279 247,691,063
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 1,702,561 1,702,561
Total Short-Term Securities — 25 .3%
(Cost: $ 249,301,544 ) .............................. 249,393,624
Total Investments — 125 .0%
(Cost: $ 1,198,207,305 ) ............................ 1,230,902,634
Liabilities in Excess of Other Assets — (25.0) % ............ (245,874,619)
Net Assets — 100.0% ...............................
$ 985,028,015
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 152,193,743 $ 95,493,249
(a)
$ — $ 1,546 $ 2,525 $ 247,691,063 247,567,279 $ 2,232,580
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,228,494 474,067
(a)
— — — 1,702,561 1,702,561 37,201 —
$ 1,546 $ 2,525 $ 249,393,624 $ 2,269,781 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
16
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 24 12/19/25 $ 2,947 $ 9,486
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 9,486 $ — $ — $ — $ 9,486
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 321,118 $ — $ — $ — $ 321,118
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 2,314 $ — $ — $ — $ 2,314
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,391,038
–

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Micro-Cap ETF
Schedules of Investments
17
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 981,352,207 $ 26,896 $ 1,742 $ 981,380,845
Preferred Stocks — — — —
Rights ................................................ — 284 106,711 106,995
Warrants .............................................. 8,735 12,435 — 21,170
Short-Term Securities
Money Market Funds ...................................... 249,393,624 — — 249,393,624
$ 1,230,754,566 $ 39,615 $ 108,453 $ 1,230,902,634
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 9,486 $ — $ — $ 9,486
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Russell 2500 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
ATI, Inc.
(a)
.......................... 35,999 $ 2,928,159
BWX Technologies, Inc. ................ 23,452 4,323,845
Carpenter Technology Corp. ............. 12,366 3,036,348
Curtiss-Wright Corp. ................... 9,670 5,250,230
Hexcel Corp. ........................ 20,342 1,275,443
Huntington Ingalls Industries, Inc. .......... 10,041 2,890,904
Karman Holdings, Inc.
(a)
................ 6,793 490,455
Leonardo DRS, Inc. ................... 19,250 873,950
Loar Holdings, Inc.
(a) (b)
.................. 11,074 885,920
Rocket Lab Corp.
(a) (b)
.................. 106,195 5,087,802
Spirit AeroSystems Holdings, Inc. , Class A
(a)
... 30,167 1,164,446
StandardAero, Inc.
(a)
................... 36,945 1,008,229
Textron, Inc. ........................ 45,594 3,852,237
Woodward, Inc. ...................... 15,281 3,861,662
36,929,630
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 30,197 3,998,083
GXO Logistics, Inc.
(a) (b)
................. 28,804 1,523,443
5,521,526
Automobile Components — 0.4%
BorgWarner, Inc. ..................... 56,249 2,472,706
Gentex Corp. ....................... 58,151 1,645,673
Lear Corp. ......................... 13,733 1,381,677
QuantumScape Corp. , Class A
(a) (b)
......... 107,283 1,321,727
6,821,783
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 28,366 791,411
Lucid Group, Inc.
(a) (b)
................... 32,460 772,224
Rivian Automotive, Inc. , Class A
(a) (b)
......... 199,719 2,931,875
Thor Industries, Inc. ................... 13,139 1,362,383
5,857,893
Banks — 2.2%
Bank OZK ......................... 27,483 1,401,083
BOK Financial Corp. ................... 5,677 632,645
Columbia Banking System, Inc. ........... 76,333 1,964,811
Comerica, Inc. ....................... 33,016 2,262,256
Commerce Bancshares, Inc. ............. 31,635 1,890,508
Cullen/Frost Bankers, Inc. ............... 15,257 1,934,130
East West Bancorp, Inc. ................ 36,052 3,837,735
First Hawaiian, Inc. ................... 32,512 807,273
First Horizon Corp. .................... 130,568 2,952,143
FNB Corp. ......................... 91,429 1,472,921
Pinnacle Financial Partners, Inc. ........... 19,598 1,838,096
Popular, Inc. ........................ 17,095 2,171,236
Prosperity Bancshares, Inc. .............. 23,503 1,559,424
Southstate Bank Corp. ................. 26,137 2,584,165
Synovus Financial Corp. ................ 35,618 1,748,131
TFS Financial Corp. ................... 14,557 191,789
Webster Financial Corp. ................ 43,615 2,592,476
Western Alliance Bancorp ............... 28,240 2,448,973
Wintrust Financial Corp. ................ 17,199 2,277,836
Zions Bancorp NA .................... 37,526 2,123,221
38,690,852
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 2,061 435,736
Celsius Holdings, Inc.
(a)
................. 42,234 2,428,033
Coca-Cola Consolidated, Inc. ............. 13,317 1,560,220
Primo Brands Corp. , Class A ............. 65,951 1,457,517
5,881,506
Security
Shares
Shares Value
Biotechnology — 1.9%
(a)
Apellis Pharmaceuticals, Inc. ............. 28,119 $ 636,333
Caris Life Sciences, Inc. ................ 5,748 173,877
Exact Sciences Corp. .................. 48,069 2,629,855
Exelixis, Inc. ........................ 67,641 2,793,573
Halozyme Therapeutics, Inc.
(b)
............ 31,647 2,320,991
Insmed, Inc. ........................ 47,815 6,885,838
Ionis Pharmaceuticals, Inc. .............. 39,933 2,612,417
Neurocrine Biosciences, Inc. ............. 24,910 3,496,866
Revolution Medicines, Inc.
(b)
.............. 44,549 2,080,438
Roivant Sciences Ltd. .................. 100,068 1,514,029
Sarepta Therapeutics, Inc.
(b)
............. 24,348 469,186
Summit Therapeutics, Inc.
(b)
.............. 30,676 633,766
Ultragenyx Pharmaceutical, Inc. ........... 23,477 706,188
United Therapeutics Corp. ............... 11,410 4,783,186
Viking Therapeutics, Inc.
(b)
............... 27,991 735,604
32,472,147
Broadline Retail — 0.3%
Dillard's, Inc. , Class A .................. 768 471,921
Etsy, Inc.
(a)
......................... 25,178 1,671,568
Macy's, Inc. ........................ 69,324 1,242,979
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 15,831 2,032,700
5,419,168
Building Products — 1.2%
A O Smith Corp. ..................... 29,165 2,141,003
AAON, Inc.
(b)
........................ 17,307 1,617,166
Advanced Drainage Systems, Inc.
(b)
........ 18,212 2,526,004
Allegion plc ......................... 22,118 3,922,627
Armstrong World Industries, Inc. ........... 11,108 2,177,279
Fortune Brands Innovations, Inc. .......... 31,081 1,659,415
Hayward Holdings, Inc.
(a)
................ 51,638 780,767
Owens Corning ...................... 21,829 3,087,930
Simpson Manufacturing Co., Inc. .......... 10,762 1,802,204
Trex Co., Inc.
(a)
...................... 27,459 1,418,807
21,133,202
Capital Markets — 2.3%
Affiliated Managers Group, Inc. ........... 7,083 1,688,800
Carlyle Group, Inc. (The) ................ 67,216 4,214,443
Evercore, Inc. , Class A ................. 9,771 3,295,954
FactSet Research Systems, Inc. ........... 10,054 2,880,370
Franklin Resources, Inc. ................ 78,918 1,825,373
Freedom Holding Corp.
(a) (b)
.............. 4,531 779,921
Hamilton Lane, Inc. , Class A ............. 10,303 1,388,741
Houlihan Lokey, Inc. , Class A ............. 14,140 2,903,225
Invesco Ltd. ........................ 94,191 2,160,742
Janus Henderson Group plc ............. 31,895 1,419,646
Jefferies Financial Group, Inc. ............ 40,018 2,617,978
Lazard, Inc. ........................ 23,612 1,246,241
MarketAxess Holdings, Inc. .............. 9,424 1,642,132
Morningstar, Inc. ..................... 5,952 1,380,924
SEI Investments Co. ................... 26,899 2,282,380
Stifel Financial Corp. .................. 25,996 2,949,766
TPG, Inc. , Class A .................... 34,739 1,995,756
Virtu Financial, Inc. , Class A .............. 20,383 723,596
XP, Inc. , Class A ..................... 106,052 1,992,717
39,388,705
Chemicals — 1.2%
Albemarle Corp. ..................... 30,354 2,461,102
Ashland, Inc. ........................ 11,894 569,842
Axalta Coating Systems Ltd.
(a)
............ 56,065 1,604,580
Celanese Corp. ...................... 28,725 1,208,748
Eastman Chemical Co. ................. 29,487 1,859,155
Element Solutions, Inc. ................. 57,972 1,459,155

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
FMC Corp. ......................... 32,038 $ 1,077,438
Huntsman Corp. ..................... 43,502 390,648
Mosaic Co. (The) ..................... 81,217 2,816,606
NewMarket Corp. ..................... 1,518 1,257,223
Olin Corp. .......................... 29,902 747,251
RPM International, Inc. ................. 32,770 3,862,928
Scotts Miracle-Gro Co. (The) ............. 11,412 649,913
19,964,589
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.
(a)
.................. 13,048 3,030,007
MSA Safety, Inc. ..................... 9,507 1,635,870
Tetra Tech, Inc. ...................... 67,388 2,249,411
6,915,288
Communications Equipment — 0.8%
(a)
Ciena Corp. ........................ 36,241 5,279,227
F5, Inc. ........................... 14,806 4,785,151
Lumentum Holdings, Inc.
(b)
.............. 17,733 2,885,336
12,949,714
Construction & Engineering — 1.7%
AECOM ........................... 34,091 4,447,853
API Group Corp.
(a)
.................... 94,730 3,255,870
Comfort Systems USA, Inc. .............. 8,929 7,368,032
EMCOR Group, Inc. ................... 11,353 7,374,228
Everus Construction Group, Inc.
(a)
.......... 13,148 1,127,441
MasTec, Inc.
(a)
....................... 16,019 3,409,003
Valmont Industries, Inc. ................. 5,104 1,978,974
WillScot Holdings Corp. ................ 46,038 971,862
29,933,263
Construction Materials — 0.2%
Eagle Materials, Inc. ................... 8,252 1,923,046
James Hardie Industries plc , ADR
(a)
........ 37,281 716,168
2,639,214
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 71,620 2,807,504
Credit Acceptance Corp.
(a) (b)
.............. 1,144 534,168
OneMain Holdings, Inc. ................. 30,603 1,727,845
SLM Corp. ......................... 53,718 1,486,914
SoFi Technologies, Inc.
(a)
................ 290,928 7,686,318
14,242,749
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc. , Class A ............ 103,366 1,809,939
BJ's Wholesale Club Holdings, Inc.
(a)
........ 33,580 3,131,335
Casey's General Stores, Inc. ............. 9,508 5,375,063
Maplebear, Inc.
(a)
..................... 44,583 1,638,871
Performance Food Group Co.
(a)
........... 39,185 4,076,807
Sprouts Farmers Market, Inc.
(a)
............ 25,263 2,748,614
US Foods Holding Corp.
(a)
............... 59,089 4,527,399
23,308,028
Containers & Packaging — 1.1%
AptarGroup, Inc. ..................... 16,893 2,257,918
Avery Dennison Corp. .................. 19,971 3,238,697
Crown Holdings, Inc. .................. 29,790 2,877,416
Graphic Packaging Holding Co. ........... 75,041 1,468,552
Packaging Corp. of America ............. 22,720 4,951,370
Sealed Air Corp. ..................... 36,953 1,306,289
Silgan Holdings, Inc. ................... 22,896 984,757
Sonoco Products Co. .................. 25,414 1,095,089
18,180,088
Security
Shares
Shares Value
Distributors — 0.3%
LKQ Corp. ......................... 66,457 $ 2,029,597
Pool Corp. ......................... 9,271 2,874,659
4,904,256
Diversified Consumer Services — 0.7%
ADT, Inc. .......................... 131,025 1,141,228
Bright Horizons Family Solutions, Inc.
(a)
...... 14,604 1,585,556
Duolingo, Inc. , Class A
(a)
................ 9,710 3,125,066
Grand Canyon Education, Inc.
(a)
........... 7,160 1,571,763
H&R Block, Inc. ...................... 34,366 1,737,889
Service Corp. International .............. 35,934 2,990,428
12,151,930
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 49,399 2,424,503
Frontier Communications Parent, Inc.
(a)
...... 62,624 2,339,006
GCI Liberty, Inc. , Class A
(a)
.............. 1,336 50,174
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 6,175 230,142
Iridium Communications, Inc. ............. 24,133 421,362
Liberty Global Ltd. , Class A
(a)
............. 43,966 503,850
Liberty Global Ltd. , Class C, NVS
(a)
......... 35,674 419,170
6,388,207
Electric Utilities — 0.4%
IDACORP, Inc. ...................... 13,842 1,829,220
OGE Energy Corp. .................... 51,865 2,399,793
Pinnacle West Capital Corp. ............. 30,707 2,753,190
6,982,203
Electrical Equipment — 0.8%
Acuity, Inc. ......................... 7,969 2,744,444
Generac Holdings, Inc.
(a)
................ 15,049 2,519,202
nVent Electric plc ..................... 41,833 4,126,407
Regal Rexnord Corp. .................. 17,045 2,444,935
Sensata Technologies Holding plc .......... 37,458 1,144,342
12,979,330
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.
(a) (b)
............... 13,269 1,605,549
Avnet, Inc. ......................... 21,376 1,117,537
Cognex Corp. ....................... 43,073 1,951,207
Coherent Corp.
(a) (b)
.................... 39,415 4,245,784
Crane NXT Co. ...................... 12,748 855,008
Flex Ltd.
(a)
.......................... 95,858 5,556,888
Ingram Micro Holding Corp.
(b)
............. 5,330 114,542
IPG Photonics Corp.
(a) (b)
................ 6,553 518,932
Jabil, Inc. .......................... 27,118 5,889,216
Littelfuse, Inc. ....................... 6,371 1,650,153
TD SYNNEX Corp. .................... 19,845 3,249,619
Vontier Corp. ........................ 37,539 1,575,512
28,329,947
Energy Equipment & Services — 0.4%
NOV, Inc. .......................... 96,426 1,277,644
TechnipFMC plc ...................... 104,530 4,123,709
Weatherford International plc ............. 18,368 1,256,922
6,658,275
Entertainment — 0.3%
(a)
Liberty Media Corp.-Liberty Live , Class A ..... 5,204 490,737
Liberty Media Corp.-Liberty Live , Class C, NVS 11,831 1,147,252
Madison Square Garden Sports Corp. ....... 4,188 950,676
Roku, Inc. , Class A .................... 33,157 3,320,011
5,908,676
Financial Services — 1.3%
Affirm Holdings, Inc. , Class A
(a)
............ 68,998 5,042,374
Equitable Holdings, Inc. ................ 49,909 2,534,379

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Euronet Worldwide, Inc.
(a)
............... 10,512 $ 923,059
Jack Henry & Associates, Inc. ............ 18,962 2,824,010
MGIC Investment Corp. ................ 59,931 1,700,242
Mr Cooper Group, Inc. ................. 16,581 3,495,109
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 16,762 1,297,379
UWM Holdings Corp. , Class A ............ 40,275 245,275
Voya Financial, Inc. ................... 24,681 1,846,139
Western Union Co. (The) ............... 68,653 548,537
WEX, Inc.
(a) (b)
........................ 8,764 1,380,593
21,837,096
Food Products — 0.5%
Darling Ingredients, Inc.
(a)
............... 40,316 1,244,555
Flowers Foods, Inc. ................... 48,810 636,971
Freshpet, Inc.
(a) (b)
..................... 12,293 677,467
Ingredion, Inc. ....................... 16,400 2,002,604
Lamb Weston Holdings, Inc. ............. 34,518 2,004,806
Pilgrim's Pride Corp. ................... 10,921 444,703
Post Holdings, Inc.
(a)
................... 12,769 1,372,412
Seaboard Corp. ...................... 68 247,996
Smithfield Foods, Inc. .................. 12,207 286,620
8,918,134
Gas Utilities — 0.3%
MDU Resources Group, Inc. ............. 52,709 938,748
National Fuel Gas Co. ................. 23,022 2,126,542
UGI Corp. .......................... 55,689 1,852,216
4,917,506
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a)
............... 4,404 707,172
Knight-Swift Transportation Holdings, Inc. .... 40,448 1,598,100
Landstar System, Inc. .................. 8,969 1,099,241
Lyft, Inc. , Class A
(a)
.................... 102,160 2,248,542
Ryder System, Inc. .................... 10,243 1,932,240
Saia, Inc.
(a)
......................... 6,898 2,064,985
Schneider National, Inc. , Class B .......... 13,891 293,934
U-Haul Holding Co. , NVS ............... 26,085 1,327,726
U-Haul Holding Co.
(a) (b)
................. 1,999 114,083
XPO, Inc.
(a) (b)
........................ 29,547 3,819,541
15,205,564
Health Care Equipment & Supplies — 0.5%
Dentsply Sirona, Inc. .................. 51,973 659,537
Envista Holdings Corp.
(a)
................ 43,557 887,256
Globus Medical, Inc. , Class A
(a) (b)
.......... 28,815 1,650,235
Inspire Medical Systems, Inc.
(a)
........... 7,480 555,016
Masimo Corp.
(a) (b)
..................... 11,571 1,707,301
Penumbra, Inc.
(a)
..................... 9,639 2,441,752
Teleflex, Inc. ........................ 11,335 1,386,951
9,288,048
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
(a)
............. 23,640 585,326
Chemed Corp. ....................... 3,702 1,657,534
DaVita, Inc.
(a)
........................ 9,746 1,294,951
Encompass Health Corp. ............... 25,619 3,254,125
Henry Schein, Inc.
(a)
................... 27,695 1,838,117
Tenet Healthcare Corp.
(a)
................ 22,356 4,539,162
Universal Health Services, Inc. , Class B ..... 13,949 2,851,734
16,020,949
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ....... 84,493 1,523,409
Medical Properties Trust, Inc.
(b)
............ 130,451 661,387
Security
Shares
Shares Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc. .......... 73,937 $ 3,121,620
5,306,416
Health Care Technology — 0.2%
(a)
Certara, Inc. ........................ 31,576 385,859
Doximity, Inc. , Class A ................. 34,269 2,506,777
2,892,636
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 176,524 3,004,438
Park Hotels & Resorts, Inc. .............. 51,410 569,623
3,574,061
Hotels, Restaurants & Leisure — 1.9%
Aramark ........................... 66,968 2,571,571
Boyd Gaming Corp. ................... 14,492 1,252,833
Caesars Entertainment, Inc.
(a)
............ 52,169 1,409,867
Cava Group, Inc.
(a) (b)
................... 25,850 1,561,598
Choice Hotels International, Inc.
(b)
.......... 7,051 753,822
Churchill Downs, Inc. .................. 16,201 1,571,659
Dutch Bros, Inc. , Class A
(a) (b)
............. 30,102 1,575,539
Hyatt Hotels Corp. , Class A
(b)
............. 10,363 1,470,821
Light & Wonder, Inc. , Class A
(a)
............ 21,244 1,783,221
MGM Resorts International
(a)
............. 52,619 1,823,775
Norwegian Cruise Line Holdings Ltd.
(a)
....... 113,881 2,804,889
Penn Entertainment, Inc.
(a)
............... 38,889 749,002
Planet Fitness, Inc. , Class A
(a)
............ 21,688 2,251,214
Texas Roadhouse, Inc. ................. 17,039 2,831,030
Travel + Leisure Co. ................... 15,991 951,305
Vail Resorts, Inc. ..................... 9,235 1,381,279
Wendy's Co. (The) .................... 41,610 381,148
Wingstop, Inc. ....................... 7,180 1,807,062
Wyndham Hotels & Resorts, Inc. .......... 19,201 1,534,160
Wynn Resorts Ltd. .................... 21,113 2,708,165
33,173,960
Household Durables — 0.9%
Mohawk Industries, Inc.
(a)
............... 13,194 1,700,970
Newell Brands, Inc. ................... 109,088 571,621
SharkNinja, Inc.
(a)
..................... 21,255 2,192,453
Somnigroup International, Inc. ............ 52,086 4,392,412
Toll Brothers, Inc. ..................... 25,070 3,463,170
TopBuild Corp.
(a)
..................... 7,318 2,860,314
Whirlpool Corp.
(b)
..................... 13,851 1,088,689
16,269,629
Household Products — 0.0%
Reynolds Consumer Products, Inc. ......... 14,609 357,482
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 183,325 2,412,557
Brookfield Renewable Corp.
(b)
............ 34,371 1,183,050
Clearway Energy, Inc. , Class A ............ 9,151 246,436
Clearway Energy, Inc. , Class C ........... 21,320 602,290
Talen Energy Corp.
(a)
.................. 11,658 4,959,080
9,403,413
Industrial REITs — 0.5%
Americold Realty Trust, Inc. .............. 73,855 903,985
EastGroup Properties, Inc. .............. 13,590 2,300,243
First Industrial Realty Trust, Inc. ........... 32,904 1,693,569
Rexford Industrial Realty, Inc. ............ 61,162 2,514,370
STAG Industrial, Inc. .................. 47,959 1,692,473
9,104,640
Insurance — 2.4%
American Financial Group, Inc. ........... 17,264 2,515,710
Assurant, Inc. ....................... 13,172 2,853,055

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assured Guaranty Ltd. ................. 11,755 $ 995,061
Axis Capital Holdings Ltd. ............... 17,601 1,686,176
Brighthouse Financial, Inc.
(a)
............. 14,949 793,493
Everest Group Ltd. .................... 11,109 3,890,705
First American Financial Corp. ............ 24,970 1,604,073
Globe Life, Inc. ...................... 21,566 3,083,291
Hanover Insurance Group, Inc. (The) ....... 9,228 1,676,081
Kemper Corp. ....................... 15,825 815,779
Kinsale Capital Group, Inc. .............. 5,702 2,424,832
Lincoln National Corp. ................. 24,581 991,352
Old Republic International Corp. ........... 59,674 2,534,355
Primerica, Inc. ....................... 8,568 2,378,391
Reinsurance Group of America, Inc. ........ 17,214 3,307,326
RenaissanceRe Holdings Ltd. ............ 12,084 3,068,490
RLI Corp. .......................... 21,054 1,373,142
Ryan Specialty Holdings, Inc. , Class A ....... 27,267 1,536,768
Unum Group ........................ 43,927 3,416,642
White Mountains Insurance Group Ltd.
(b)
..... 640 1,069,773
42,014,495
Interactive Media & Services — 0.3%
IAC, Inc.
(a)
.......................... 17,550 597,929
Match Group, Inc. .................... 63,169 2,231,129
Trump Media & Technology Group Corp.
(a) (b)
... 41,167 675,962
ZoomInfo Technologies, Inc.
(a)
............ 76,353 833,011
4,338,031
IT Services — 0.4%
Amdocs Ltd. ........................ 28,474 2,336,292
DXC Technology Co.
(a)
................. 46,899 639,233
EPAM Systems, Inc.
(a)
.................. 14,146 2,133,075
Globant SA
(a)
........................ 11,136 638,984
Kyndryl Holdings, Inc.
(a)
................. 59,419 1,784,353
7,531,937
Leisure Products — 0.3%
Brunswick Corp. ..................... 16,921 1,070,084
Hasbro, Inc. ........................ 34,087 2,585,499
Mattel, Inc.
(a)
........................ 82,615 1,390,411
YETI Holdings, Inc.
(a)
.................. 21,501 713,403
5,759,397
Life Sciences Tools & Services — 1.1%
Avantor, Inc.
(a)
....................... 170,808 2,131,684
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 4,802 1,346,433
Bio-Techne Corp. ..................... 40,533 2,254,851
Bruker Corp. ........................ 26,833 871,804
Charles River Laboratories International, Inc.
(a)
. 12,538 1,961,695
Medpace Holdings, Inc.
(a)
............... 5,729 2,945,623
QIAGEN NV ........................ 54,969 2,456,015
Repligen Corp.
(a)
..................... 13,545 1,810,560
Sotera Health Co.
(a)
................... 45,642 717,949
Tempus AI, Inc.
(a) (b)
.................... 21,164 1,708,146
18,204,760
Machinery — 3.0%
AGCO Corp. ........................ 15,950 1,707,767
Allison Transmission Holdings, Inc. ......... 21,554 1,829,504
Crane Co. .......................... 12,710 2,340,419
Donaldson Co., Inc. ................... 29,801 2,439,212
Esab Corp. ......................... 14,635 1,635,315
Flowserve Corp. ..................... 33,450 1,777,533
Gates Industrial Corp. plc
(a)
.............. 65,189 1,617,991
Graco, Inc. ......................... 42,642 3,622,864
ITT, Inc. ........................... 19,929 3,562,508
Lincoln Electric Holdings, Inc. ............ 13,952 3,290,300
Middleby Corp. (The)
(a)
................. 13,058 1,735,800
Security
Shares
Shares Value
Machinery (continued)
Mueller Industries, Inc. ................. 27,958 $ 2,826,833
Nordson Corp. ....................... 13,859 3,145,300
Oshkosh Corp. ...................... 16,535 2,144,590
Pentair plc ......................... 42,020 4,654,135
RBC Bearings, Inc.
(a)
.................. 7,982 3,115,295
Snap-on, Inc. ....................... 13,176 4,565,879
Stanley Black & Decker, Inc. ............. 39,785 2,957,219
Timken Co. (The) ..................... 16,146 1,213,856
Toro Co. (The) ....................... 25,304 1,928,165
52,110,485
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 14,424 1,203,683
Media — 0.8%
DoubleVerify Holdings, Inc.
(a)
............. 35,781 428,656
Interpublic Group of Cos., Inc. (The) ........ 95,177 2,656,390
Liberty Broadband Corp. , Class A
(a)
......... 4,494 284,605
Liberty Broadband Corp. , Class C, NVS
(a)
.... 28,978 1,841,262
New York Times Co. (The) , Class A ......... 41,430 2,378,082
News Corp. , Class A, NVS .............. 97,486 2,993,795
News Corp. , Class B
(b)
................. 32,745 1,131,340
Nexstar Media Group, Inc. ............... 7,248 1,433,220
NIQ Global Intelligence plc
(a)
............. 12,218 191,823
Sirius XM Holdings, Inc. ................ 48,990 1,140,242
14,479,415
Metals & Mining — 0.8%
Alcoa Corp. ......................... 66,730 2,194,750
Cleveland-Cliffs, Inc.
(a)
................. 125,438 1,530,343
MP Materials Corp. , Class A
(a) (b)
........... 33,528 2,248,723
Reliance, Inc. ....................... 13,554 3,806,370
Royal Gold, Inc. ...................... 16,919 3,393,613
13,173,799
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ................ 272,030 2,663,174
Annaly Capital Management, Inc. .......... 169,900 3,433,679
Rithm Capital Corp. ................... 136,909 1,559,393
Starwood Property Trust, Inc. ............. 88,876 1,721,528
9,377,774
Multi-Utilities — 0.3%
NiSource, Inc. ....................... 120,996 5,239,127
Office REITs — 0.5%
BXP, Inc. .......................... 40,773 3,031,065
Cousins Properties, Inc. ................ 43,054 1,245,983
Highwoods Properties, Inc. .............. 27,509 875,336
Kilroy Realty Corp. .................... 30,256 1,278,316
Vornado Realty Trust .................. 45,311 1,836,455
8,267,155
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp. ................ 86,008 1,671,995
Antero Resources Corp.
(a)
............... 74,689 2,506,563
APA Corp. ......................... 91,068 2,211,131
Chord Energy Corp. ................... 14,717 1,462,428
Civitas Resources, Inc. ................. 24,022 780,715
DT Midstream, Inc. .................... 26,128 2,954,032
HF Sinclair Corp. ..................... 41,234 2,158,188
Matador Resources Co. ................ 30,067 1,350,910
Ovintiv, Inc. ......................... 65,799 2,656,964
Permian Resources Corp. , Class A ......... 173,295 2,218,176
Range Resources Corp. ................ 60,964 2,294,685
Viper Energy, Inc. .................... 43,475 1,661,614
23,927,401

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 16,191 $ 1,438,408
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. .................. 29,485 1,467,763
American Airlines Group, Inc. ............. 168,632 1,895,424
3,363,187
Personal Care Products — 0.2%
(a)
BellRing Brands, Inc. .................. 32,572 1,183,992
Coty, Inc. , Class A .................... 91,872 371,163
elf Beauty, Inc.
(b)
..................... 14,073 1,864,391
3,419,546
Pharmaceuticals — 0.6%
Corcept Therapeutics, Inc.
(a)
............. 24,160 2,007,938
Elanco Animal Health, Inc.
(a) (b)
............ 126,345 2,544,588
Jazz Pharmaceuticals plc
(a)
.............. 14,950 1,970,410
Organon & Co. ...................... 67,731 723,367
Perrigo Co. plc ...................... 35,495 790,474
Viatris, Inc. ......................... 301,301 2,982,880
11,019,657
Professional Services — 1.1%
Amentum Holdings, Inc.
(a)
............... 41,295 989,015
CACI International, Inc. , Class A
(a)
......... 5,602 2,794,166
Clarivate plc
(a) (b)
...................... 90,082 345,014
Concentrix Corp. ..................... 11,562 533,586
Dayforce, Inc.
(a) (b)
..................... 39,581 2,726,735
ExlService Holdings, Inc.
(a)
.............. 40,675 1,790,920
FTI Consulting, Inc.
(a)
.................. 8,098 1,309,042
Genpact Ltd. ........................ 41,343 1,731,858
KBR, Inc. .......................... 33,019 1,561,469
ManpowerGroup, Inc. .................. 12,182 461,698
Parsons Corp.
(a)
...................... 13,653 1,132,107
Paylocity Holding Corp.
(a)
............... 11,491 1,830,172
Robert Half, Inc. ..................... 25,644 871,383
Science Applications International Corp. ..... 12,109 1,203,271
19,280,436
Real Estate Management & Development — 0.5%
(a)
Howard Hughes Holdings, Inc.
(b)
........... 8,093 665,002
Jones Lang LaSalle, Inc. ................ 12,130 3,618,137
Zillow Group, Inc. , Class A ............... 12,893 959,755
Zillow Group, Inc. , Class C, NVS .......... 41,787 3,219,688
8,462,582
Residential REITs — 0.5%
American Homes 4 Rent , Class A .......... 87,942 2,924,071
Camden Property Trust ................. 27,608 2,947,982
Equity LifeStyle Properties, Inc. ........... 49,318 2,993,603
8,865,656
Retail REITs — 0.9%
Agree Realty Corp. ................... 28,005 1,989,475
Brixmor Property Group, Inc. ............. 78,717 2,178,887
Federal Realty Investment Trust ........... 21,991 2,227,908
Kimco Realty Corp. ................... 171,588 3,749,198
NNN REIT, Inc. ...................... 48,400 2,060,388
Regency Centers Corp. ................ 46,449 3,386,132
15,591,988
Semiconductors & Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.
(a)
............. 31,934 932,473
Amkor Technology, Inc. ................. 29,723 844,133
Astera Labs, Inc.
(a)
.................... 32,338 6,331,780
Cirrus Logic, Inc.
(a)
.................... 13,118 1,643,554
Enphase Energy, Inc.
(a)
................. 32,847 1,162,455
Lattice Semiconductor Corp.
(a) (b)
........... 35,114 2,574,558
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
. 16,340 $ 2,034,167
MKS, Inc.
(b)
......................... 17,253 2,135,404
Onto Innovation, Inc.
(a)
................. 12,530 1,619,127
Qorvo, Inc.
(a) (b)
....................... 21,771 1,982,903
Skyworks Solutions, Inc. ................ 38,461 2,960,728
Universal Display Corp. ................ 11,285 1,620,864
25,842,146
Software — 2.9%
Appfolio, Inc. , Class A
(a)
................ 5,659 1,559,960
Aurora Innovation, Inc. , Class A
(a) (b)
......... 268,770 1,448,670
Bentley Systems, Inc. , Class B ............ 40,680 2,094,206
BILL Holdings, Inc.
(a)
................... 23,910 1,266,513
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 141,618 1,290,140
Confluent, Inc. , Class A
(a) (b)
.............. 71,076 1,407,305
Dolby Laboratories, Inc. , Class A .......... 15,639 1,131,794
Dropbox, Inc. , Class A
(a)
................ 47,633 1,438,993
Dynatrace, Inc.
(a)
..................... 75,722 3,668,731
Elastic NV
(a)
........................ 23,329 1,971,067
Gen Digital, Inc. ...................... 141,503 4,017,270
Gitlab, Inc. , Class A
(a) (b)
................. 34,083 1,536,462
Guidewire Software, Inc.
(a)
............... 21,533 4,949,575
Informatica, Inc. , Class A
(a)
.............. 27,383 680,194
Manhattan Associates, Inc.
(a)
............. 15,426 3,162,021
nCino, Inc.
(a) (b)
....................... 27,711 751,245
Nutanix, Inc. , Class A
(a)
................. 65,602 4,880,133
Pegasystems, Inc. .................... 22,425 1,289,438
Procore Technologies, Inc.
(a)
............. 29,641 2,161,422
RingCentral, Inc. , Class A
(a)
.............. 20,912 592,646
Rubrik, Inc. , Class A
(a)
.................. 29,843 2,454,587
SailPoint, Inc.
(a) (b)
..................... 16,100 355,488
SentinelOne, Inc. , Class A
(a)
.............. 75,558 1,330,576
Teradata Corp.
(a)
..................... 25,002 537,793
UiPath, Inc. , Class A
(a) (b)
................ 103,252 1,381,512
Unity Software, Inc.
(a) (b)
................. 81,455 3,261,458
50,619,199
Specialized REITs — 0.7%
CubeSmart ......................... 58,401 2,374,585
EPR Properties ...................... 19,281 1,118,491
Gaming & Leisure Properties, Inc. ......... 69,692 3,248,344
Lamar Advertising Co. , Class A ........... 22,582 2,764,488
Millrose Properties, Inc. , Class A ........... 31,002 1,041,977
National Storage Affiliates Trust ........... 18,477 558,375
Rayonier, Inc. ....................... 40,083 1,063,803
12,170,063
Specialty Retail — 1.5%
AutoNation, Inc.
(a)
..................... 7,073 1,547,360
Bath & Body Works, Inc. ................ 54,671 1,408,325
CarMax, Inc.
(a) (b)
...................... 38,464 1,725,880
Dick's Sporting Goods, Inc. .............. 16,241 3,609,075
Five Below, Inc.
(a)
..................... 13,933 2,155,435
Floor & Decor Holdings, Inc. , Class A
(a)
...... 27,499 2,026,676
GameStop Corp. , Class A
(a) (b)
............. 105,176 2,869,201
Gap, Inc. (The) ...................... 59,291 1,268,235
Lithia Motors, Inc. , Class A .............. 6,619 2,091,604
Murphy USA, Inc. .................... 4,630 1,797,644
Penske Automotive Group, Inc. ........... 4,706 818,420
RH
(a) (b)
............................ 3,950 802,482
Valvoline, Inc.
(a)
...................... 32,779 1,177,094
Wayfair, Inc. , Class A
(a) (b)
................ 24,379 2,177,776
25,475,207

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.6%
(a)
Pure Storage, Inc. , Class A .............. 79,718 $ 6,681,165
Sandisk Corp. ....................... 34,614 3,883,691
10,564,856
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.
(a)
.................... 38,402 1,334,469
Birkenstock Holding plc
(a)
............... 14,169 641,147
Columbia Sportswear Co. ............... 6,943 363,119
Crocs, Inc.
(a)
........................ 14,032 1,172,374
PVH Corp.
(b)
........................ 12,242 1,025,512
Ralph Lauren Corp. , Class A ............. 9,744 3,055,329
Tapestry, Inc. ........................ 53,195 6,022,738
Under Armour, Inc. , Class A
(a) (b)
........... 49,431 246,661
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 47,757 230,666
VF Corp. .......................... 90,540 1,306,492
15,398,507
Trading Companies & Distributors — 1.3%
Air Lease Corp. , Class A ................ 26,786 1,704,929
Applied Industrial Technologies, Inc. ........ 9,835 2,567,427
Core & Main, Inc. , Class A
(a) (b)
............ 48,918 2,633,256
FTAI Aviation Ltd. ..................... 26,157 4,364,557
MSC Industrial Direct Co., Inc. , Class A ...... 11,382 1,048,738
QXO, Inc.
(a) (b)
........................ 156,805 2,988,703
SiteOne Landscape Supply, Inc.
(a) (b)
......... 11,368 1,464,198
Watsco, Inc. ........................ 8,938 3,613,633
WESCO International, Inc. ............... 12,352 2,612,448
22,997,889
Water Utilities — 0.2%
Essential Utilities, Inc. .................. 71,985 2,872,202
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 26,164 1,270,001
Total Common Stocks — 58 .3%
(Cost: $ 934,385,334 ) .............................. 1,011,100,692
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(b) (c)
............. 2,972,559 $ 719,240,376
Total Investment Companies — 41 .5%
(Cost: $ 621,908,528 ) .............................. 719,240,376
Total Long-Term Investments — 99.8%
(Cost: $ 1,556,293,862 ) ............................ 1,730,341,068
Short-Term Securities
Money Market Funds — 19.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 336,139,271 336,307,340
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 2,679,992 2,679,992
Total Short-Term Securities — 19 .5%
(Cost: $ 338,969,640 ) .............................. 338,987,332
Total Investments — 119 .3%
(Cost: $ 1,895,263,502 ) ............................ 2,069,328,400
Liabilities in Excess of Other Assets — (19.3) % ............ (335,008,815)
Net Assets — 100.0% ...............................
$ 1,734,319,585
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 235,549,315 $ 100,757,559
(a)
$ — $ (3,884) $ 4,350 $ 336,307,340 336,139,271 $ 847,633
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,196,476 1,483,516
(a)
— — — 2,679,992 2,679,992 50,304 —
iShares Russell 2000 ETF ... 527,563,075 151,827,385 (81,893,979) 1,085,235 120,658,660 719,240,376 2,972,559 3,580,049 —
$ 1,081,351 $ 120,663,010 $ 1,058,227,708 $ 4,477,986 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
24
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 14 12/19/25 $ 1,719 $ 10,296
S&P Midcap 400 E-Mini Index ................................................. 5 12/19/25 1,643 (18,782)
$ (8,486)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 10,296 $ — $ — $ — $ 10,296
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 18,782 — — — 18,782
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 311,064 $ — $ — $ — $ 311,064
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (25,163) $ — $ — $ — $ (25,163)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,385,720
–

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 2500 ETF
Schedules of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,011,100,692 $ — $ — $ 1,011,100,692
Investment Companies ..................................... 719,240,376 — — 719,240,376
Short-Term Securities
Money Market Funds ...................................... 338,987,332 — — 338,987,332
$ 2,069,328,400 $ — $ — $ 2,069,328,400
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 10,296 $ — $ — $ 10,296
Liabilities
Equity contracts ........................................... (18,782) — — (18,782)
$ (8,486) $ — $ — $ (8,486)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
ATI, Inc.
(a)
.......................... 500,472 $ 40,708,393
Axon Enterprise, Inc.
(a)
................. 266,367 191,155,614
BWX Technologies, Inc. ................ 326,802 60,252,485
Carpenter Technology Corp. ............. 171,704 42,160,200
Curtiss-Wright Corp. ................... 134,519 73,035,746
HEICO Corp.
(b)
...................... 152,012 49,072,514
HEICO Corp. , Class A .................. 267,412 67,946,715
Hexcel Corp. ........................ 284,845 17,859,782
Howmet Aerospace, Inc. ................ 1,431,848 280,971,533
Huntington Ingalls Industries, Inc. .......... 139,587 40,188,493
Karman Holdings, Inc.
(a) (b)
............... 94,592 6,829,542
L3Harris Technologies, Inc. .............. 666,874 203,669,988
Leonardo DRS, Inc. ................... 268,935 12,209,649
Loar Holdings, Inc.
(a) (b)
.................. 153,954 12,316,320
Rocket Lab Corp.
(a) (b)
.................. 1,477,225 70,773,850
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 419,370 16,187,682
StandardAero, Inc.
(a)
................... 511,094 13,947,755
Textron, Inc. ........................ 634,243 53,587,191
Woodward, Inc. ...................... 211,403 53,423,652
1,306,297,104
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 420,646 55,693,530
Expeditors International of Washington, Inc. ... 490,634 60,146,822
GXO Logistics, Inc.
(a) (b)
................. 400,714 21,193,764
137,034,116
Automobile Components — 0.4%
Aptiv plc
(a) (b)
......................... 775,631 66,874,905
BorgWarner, Inc. ..................... 779,861 34,282,690
Gentex Corp. ....................... 809,768 22,916,434
Lear Corp. ......................... 190,256 19,141,656
QuantumScape Corp. , Class A
(a) (b)
......... 1,493,296 18,397,407
161,613,092
Automobiles — 0.6%
Ford Motor Co. ...................... 13,942,699 166,754,680
Harley-Davidson, Inc. .................. 399,559 11,147,696
Lucid Group, Inc.
(a) (b)
................... 447,581 10,647,952
Rivian Automotive, Inc. , Class A
(a) (b)
......... 2,786,105 40,900,022
Thor Industries, Inc. ................... 183,141 18,989,890
248,440,240
Banks — 2.5%
Bank OZK ......................... 381,874 19,467,937
BOK Financial Corp. ................... 78,975 8,800,974
Citizens Financial Group, Inc. ............ 1,555,693 82,700,640
Columbia Banking System, Inc. ........... 1,058,089 27,235,211
Comerica, Inc. ....................... 455,827 31,233,266
Commerce Bancshares, Inc. ............. 439,500 26,264,520
Cullen/Frost Bankers, Inc. ............... 213,983 27,126,625
East West Bancorp, Inc. ................ 487,299 51,872,979
Fifth Third Bancorp ................... 2,380,013 106,029,579
First Citizens BancShares, Inc. , Class A ...... 33,928 60,702,620
First Hawaiian, Inc. ................... 447,131 11,102,263
First Horizon Corp. .................... 1,798,547 40,665,148
FNB Corp. ......................... 1,267,545 20,420,150
Huntington Bancshares, Inc. ............. 5,157,231 89,065,379
KeyCorp ........................... 3,372,039 63,023,409
M&T Bank Corp. ..................... 559,037 110,476,892
Pinnacle Financial Partners, Inc. ........... 273,776 25,677,451
Popular, Inc. ........................ 237,834 30,207,296
Prosperity Bancshares, Inc. .............. 326,531 21,665,332
Regions Financial Corp. ................ 3,212,877 84,723,566
Southstate Bank Corp.
(b)
................ 360,857 35,677,932
Security
Shares
Shares Value
Banks (continued)
Synovus Financial Corp. ................ 493,976 $ 24,244,342
TFS Financial Corp. ................... 180,385 2,376,572
Webster Financial Corp. ................ 600,097 35,669,766
Western Alliance Bancorp ............... 387,786 33,628,802
Wintrust Financial Corp. ................ 237,212 31,416,357
Zions Bancorp NA .................... 520,550 29,452,719
1,130,927,727
Beverages — 0.4%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 29,508 6,238,581
Brown-Forman Corp. , Class A ............ 155,150 4,175,086
Brown-Forman Corp. , Class B, NVS ........ 525,132 14,220,575
Celsius Holdings, Inc.
(a)
................. 588,200 33,815,618
Coca-Cola Consolidated, Inc. ............. 184,720 21,641,795
Constellation Brands, Inc. , Class A ......... 515,932 69,480,563
Molson Coors Beverage Co. , Class B ....... 601,756 27,229,459
Primo Brands Corp. , Class A ............. 922,292 20,382,653
197,184,330
Biotechnology — 2.0%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
........... 445,684 203,231,904
Apellis Pharmaceuticals, Inc. ............. 388,371 8,788,836
Biogen, Inc. ........................ 522,248 73,156,500
BioMarin Pharmaceutical, Inc. ............ 681,548 36,912,640
Caris Life Sciences, Inc.
(b)
............... 79,909 2,417,247
Exact Sciences Corp. .................. 666,752 36,478,002
Exelixis, Inc. ........................ 940,939 38,860,781
Halozyme Therapeutics, Inc.
(b)
............ 440,003 32,269,820
Incyte Corp. ........................ 564,167 47,847,003
Insmed, Inc. ........................ 665,074 95,777,307
Ionis Pharmaceuticals, Inc.
(b)
............. 557,111 36,446,201
Moderna, Inc.
(b)
...................... 1,270,095 32,806,554
Natera, Inc. ......................... 463,608 74,626,980
Neurocrine Biosciences, Inc. ............. 345,154 48,452,718
Revolution Medicines, Inc.
(b)
.............. 622,255 29,059,308
Roivant Sciences Ltd. .................. 1,392,039 21,061,550
Sarepta Therapeutics, Inc.
(b)
............. 333,116 6,419,145
Summit Therapeutics, Inc.
(b)
.............. 421,901 8,716,475
Ultragenyx Pharmaceutical, Inc.
(b)
.......... 317,821 9,560,056
United Therapeutics Corp. ............... 158,904 66,614,146
Viking Therapeutics, Inc.
(b)
............... 387,130 10,173,776
919,676,949
Broadline Retail — 0.8%
Coupang, Inc. , Class A
(a) (b)
............... 4,431,801 142,703,992
Dillard's, Inc. , Class A
(b)
................. 10,820 6,648,674
eBay, Inc. .......................... 1,645,237 149,634,305
Etsy, Inc.
(a)
......................... 350,301 23,256,483
Macy's, Inc. ........................ 964,399 17,291,674
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 220,552 28,318,877
367,854,005
Building Products — 1.1%
A O Smith Corp. ..................... 405,716 29,783,612
AAON, Inc.
(b)
........................ 241,396 22,556,042
Advanced Drainage Systems, Inc.
(b)
........ 252,726 35,053,096
Allegion plc ......................... 307,355 54,509,409
Armstrong World Industries, Inc. ........... 154,089 30,202,985
Builders FirstSource, Inc.
(a) (b)
............. 387,407 46,973,099
Carlisle Cos., Inc. .................... 153,350 50,446,016
Fortune Brands Innovations, Inc. .......... 431,364 23,030,524
Hayward Holdings, Inc.
(a) (b)
............... 703,733 10,640,443
Lennox International, Inc. ............... 113,390 60,024,130
Masco Corp. ........................ 755,865 53,205,337
Owens Corning ...................... 303,398 42,918,681
Simpson Manufacturing Co., Inc. .......... 150,152 25,144,454

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a) (b)
..................... 379,859 $ 19,627,315
504,115,143
Capital Markets — 6.0%
Affiliated Managers Group, Inc. ........... 99,644 23,758,119
Ameriprise Financial, Inc. ............... 333,657 163,909,001
Ares Management Corp. , Class A .......... 672,380 107,506,838
Bank of New York Mellon Corp. (The) ....... 2,519,683 274,544,660
Blue Owl Capital, Inc. , Class A ............ 2,173,221 36,792,631
Carlyle Group, Inc. (The) ................ 937,150 58,759,305
CBOE Global Markets, Inc. .............. 373,931 91,706,578
Coinbase Global, Inc. , Class A
(a)
........... 750,357 253,237,984
Evercore, Inc. , Class A ................. 131,553 44,375,458
FactSet Research Systems, Inc. ........... 136,005 38,964,072
Franklin Resources, Inc. ................ 1,106,432 25,591,772
Freedom Holding Corp.
(a) (b)
.............. 64,100 11,033,533
Hamilton Lane, Inc. , Class A ............. 143,345 19,321,473
Houlihan Lokey, Inc. , Class A ............. 192,865 39,599,042
Invesco Ltd. ........................ 1,308,310 30,012,631
Janus Henderson Group plc ............. 447,557 19,920,762
Jefferies Financial Group, Inc. ............ 549,747 35,964,449
Lazard, Inc. ........................ 328,523 17,339,444
LPL Financial Holdings, Inc.
(b)
............ 284,906 94,785,377
MarketAxess Holdings, Inc. .............. 131,104 22,844,872
Morningstar, Inc. ..................... 84,374 19,575,612
MSCI, Inc. ......................... 268,615 152,414,837
Nasdaq, Inc. ........................ 1,473,287 130,312,235
Northern Trust Corp. ................... 678,721 91,355,847
Raymond James Financial, Inc. ........... 653,717 112,831,554
Robinhood Markets, Inc. , Class A
(a)
......... 2,642,688 378,380,067
SEI Investments Co. ................... 374,321 31,761,137
State Street Corp. .................... 1,010,700 117,251,307
Stifel Financial Corp. .................. 356,242 40,422,780
T. Rowe Price Group, Inc. ............... 782,195 80,284,495
TPG, Inc. , Class A .................... 472,220 27,129,039
Tradeweb Markets, Inc. , Class A ........... 416,746 46,250,471
Virtu Financial, Inc. , Class A .............. 291,492 10,347,966
XP, Inc. , Class A ..................... 1,455,462 27,348,131
2,675,633,479
Chemicals — 1.9%
Albemarle Corp. ..................... 422,872 34,286,462
Ashland, Inc. ........................ 168,670 8,080,980
Axalta Coating Systems Ltd.
(a)
............ 776,447 22,221,913
Celanese Corp. ...................... 397,624 16,732,018
CF Industries Holdings, Inc. .............. 575,635 51,634,460
Corteva, Inc. ........................ 2,443,115 165,227,867
Dow, Inc. .......................... 2,528,264 57,973,094
DuPont de Nemours, Inc. ............... 1,495,927 116,532,713
Eastman Chemical Co. ................. 410,666 25,892,491
Element Solutions, Inc. ................. 800,435 20,146,949
FMC Corp. ......................... 440,902 14,827,534
Huntsman Corp. ..................... 588,959 5,288,852
International Flavors & Fragrances, Inc. ...... 917,506 56,463,319
LyondellBasell Industries NV , Class A ....... 912,038 44,726,344
Mosaic Co. (The) ..................... 1,134,822 39,355,627
NewMarket Corp. ..................... 21,077 17,456,182
Olin Corp. .......................... 410,309 10,253,622
PPG Industries, Inc. ................... 810,438 85,185,138
RPM International, Inc. ................. 455,325 53,673,711
Scotts Miracle-Gro Co. (The) ............. 157,346 8,960,855
Westlake Corp. ...................... 120,423 9,279,796
864,199,927
Security
Shares
Shares Value
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a)
.................. 180,756 $ 41,975,158
MSA Safety, Inc. ..................... 131,889 22,694,140
RB Global, Inc.
(b)
..................... 662,818 71,822,959
Rollins, Inc. ......................... 1,004,357 58,995,930
Tetra Tech, Inc. ...................... 937,455 31,292,248
Veralto Corp. ........................ 851,924 90,823,618
317,604,053
Communications Equipment — 0.4%
Ciena Corp.
(a)
....................... 504,837 73,539,606
F5, Inc.
(a)
.......................... 205,973 66,568,414
Lumentum Holdings, Inc.
(a) (b)
............. 244,803 39,831,896
Ubiquiti, Inc.
(b)
....................... 15,182 10,028,925
189,968,841
Construction & Engineering — 1.4%
AECOM ........................... 473,972 61,839,127
API Group Corp.
(a)
.................... 1,315,716 45,221,159
Comfort Systems USA, Inc. .............. 124,366 102,624,336
EMCOR Group, Inc. ................... 158,129 102,711,111
Everus Construction Group, Inc.
(a) (b)
........ 183,067 15,697,995
MasTec, Inc.
(a)
....................... 222,013 47,246,586
Quanta Services, Inc.
(b)
................. 525,854 217,924,415
Valmont Industries, Inc. ................. 71,244 27,623,436
WillScot Holdings Corp. ................ 633,321 13,369,406
634,257,571
Construction Materials — 0.7%
Eagle Materials, Inc.
(b)
.................. 114,752 26,741,806
James Hardie Industries plc , ADR
(a) (b)
....... 518,084 9,952,394
Martin Marietta Materials, Inc. ............ 214,258 135,042,532
Vulcan Materials Co. .................. 472,294 145,287,080
317,023,812
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 982,738 38,523,330
Credit Acceptance Corp.
(a) (b)
.............. 15,956 7,450,335
OneMain Holdings, Inc. ................. 426,875 24,101,363
SLM Corp. ......................... 751,343 20,797,174
SoFi Technologies, Inc.
(a)
................ 4,047,929 106,946,284
Synchrony Financial ................... 1,327,738 94,335,785
292,154,271
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 1,437,979 25,179,012
BJ's Wholesale Club Holdings, Inc.
(a)
........ 467,344 43,579,828
Casey's General Stores, Inc. ............. 131,929 74,582,102
Dollar General Corp. .................. 785,653 81,197,237
Dollar Tree, Inc.
(a) (b)
................... 703,811 66,418,644
Kroger Co. (The) ..................... 2,166,236 146,025,969
Maplebear, Inc.
(a) (b)
.................... 616,216 22,652,100
Performance Food Group Co.
(a) (b)
.......... 546,553 56,863,374
Sprouts Farmers Market, Inc.
(a)
............ 350,192 38,100,890
Sysco Corp. ........................ 1,733,237 142,714,735
US Foods Holding Corp.
(a) (b)
.............. 822,000 62,981,640
760,295,531
Containers & Packaging — 1.2%
Amcor plc .......................... 8,229,613 67,318,234
AptarGroup, Inc. ..................... 233,920 31,265,747
Avery Dennison Corp. .................. 278,603 45,181,049
Ball Corp. .......................... 990,709 49,951,548
Crown Holdings, Inc. .................. 414,898 40,074,998
Graphic Packaging Holding Co.
(b)
.......... 1,043,933 20,429,769
International Paper Co. ................. 1,872,620 86,889,568
Packaging Corp. of America ............. 316,116 68,891,160
Sealed Air Corp. ..................... 514,709 18,194,963

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Silgan Holdings, Inc. ................... 317,943 $ 13,674,728
Smurfit WestRock plc .................. 1,852,750 78,871,567
Sonoco Products Co. .................. 352,522 15,190,173
535,933,504
Distributors — 0.3%
Genuine Parts Co. .................... 496,189 68,771,796
LKQ Corp. ......................... 928,008 28,341,364
Pool Corp. ......................... 128,113 39,723,998
136,837,158
Diversified Consumer Services — 0.4%
ADT, Inc. .......................... 1,822,371 15,872,852
Bright Horizons Family Solutions, Inc.
(a)
...... 202,582 21,994,328
Duolingo, Inc. , Class A
(a)
................ 134,656 43,337,687
Grand Canyon Education, Inc.
(a)
........... 99,956 21,942,341
H&R Block, Inc. ...................... 475,174 24,029,549
Service Corp. International .............. 497,970 41,441,063
168,617,820
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 774,097 52,305,734
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 687,116 33,723,653
Frontier Communications Parent, Inc.
(a)
...... 871,128 32,536,631
GCI Liberty, Inc. , Class A
(a)
.............. 12,200 458,171
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 78,563 2,928,043
Iridium Communications, Inc. ............. 336,649 5,877,892
Liberty Global Ltd. , Class A
(a) (b)
............ 594,269 6,810,322
Liberty Global Ltd. , Class C, NVS
(a)
......... 499,717 5,871,675
88,206,387
Electric Utilities — 2.9%
Alliant Energy Corp. ................... 918,314 61,903,547
Edison International ................... 1,361,030 75,237,738
Entergy Corp. ....................... 1,594,354 148,577,849
Evergy, Inc. ......................... 824,520 62,680,010
Eversource Energy ................... 1,314,092 93,484,505
Exelon Corp. ........................ 3,610,331 162,500,998
FirstEnergy Corp. .................... 1,962,522 89,922,758
IDACORP, Inc. ...................... 192,053 25,379,804
NRG Energy, Inc. ..................... 679,333 110,017,979
OGE Energy Corp. .................... 722,175 33,415,037
PG&E Corp. ........................ 7,834,772 118,148,362
Pinnacle West Capital Corp. ............. 428,001 38,374,570
PPL Corp. ......................... 2,639,272 98,075,348
Xcel Energy, Inc. ..................... 2,113,263 170,434,661
1,288,153,166
Electrical Equipment — 1.7%
Acuity, Inc. ......................... 110,979 38,220,058
AMETEK, Inc. ....................... 822,867 154,698,996
Generac Holdings, Inc.
(a)
................ 209,798 35,120,185
Hubbell, Inc. ........................ 191,349 82,339,388
nVent Electric plc ..................... 581,339 57,343,279
Regal Rexnord Corp. .................. 237,209 34,025,259
Rockwell Automation, Inc. ............... 404,235 141,292,260
Sensata Technologies Holding plc .......... 520,931 15,914,442
Vertiv Holdings Co. , Class A
(b)
............ 1,358,504 204,943,913
763,897,780
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.
(a) (b)
............... 185,116 22,399,036
Avnet, Inc. ......................... 297,399 15,548,020
CDW Corp. ......................... 469,816 74,832,292
Cognex Corp. ....................... 600,795 27,216,014
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Coherent Corp.
(a)
..................... 547,040 $ 58,927,149
Corning, Inc. ........................ 2,787,880 228,689,796
Crane NXT Co. ...................... 173,704 11,650,327
Flex Ltd.
(a)
.......................... 1,333,439 77,299,459
Ingram Micro Holding Corp.
(b)
............. 77,030 1,655,375
IPG Photonics Corp.
(a) (b)
................ 89,106 7,056,304
Jabil, Inc. .......................... 376,152 81,688,930
Keysight Technologies, Inc.
(a)
............. 615,018 107,578,949
Littelfuse, Inc. ....................... 88,109 22,821,112
Ralliant Corp. ....................... 404,615 17,693,814
TD SYNNEX Corp. .................... 276,070 45,206,463
Teledyne Technologies, Inc.
(a) (b)
........... 166,059 97,317,216
Trimble, Inc.
(a)
....................... 852,696 69,622,628
Vontier Corp. ........................ 528,941 22,199,654
Zebra Technologies Corp. , Class A
(a)
........ 181,864 54,042,706
1,043,445,244
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A .............. 3,541,926 172,562,635
Halliburton Co. ...................... 3,066,063 75,425,150
NOV, Inc. .......................... 1,339,901 17,753,688
TechnipFMC plc ...................... 1,454,106 57,364,482
Weatherford International plc ............. 256,524 17,553,937
340,659,892
Entertainment — 2.5%
Electronic Arts, Inc.
(b)
.................. 897,955 181,117,523
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 82,576 7,862,887
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 747,964 78,124,840
Liberty Media Corp.-Liberty Live , Class A
(a)
.... 70,237 6,623,349
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a) (b)
......................... 163,326 15,837,722
Live Nation Entertainment, Inc.
(a) (b)
......... 565,829 92,456,459
Madison Square Garden Sports Corp.
(a) (b)
..... 57,611 13,077,697
ROBLOX Corp. , Class A
(a)
............... 2,181,355 302,161,295
Roku, Inc. , Class A
(a)
.................. 461,225 46,182,459
Take-Two Interactive Software, Inc.
(a)
........ 650,482 168,058,530
TKO Group Holdings, Inc. , Class A ......... 245,316 49,544,019
Warner Bros Discovery, Inc.
(a) (b)
........... 8,316,310 162,417,534
1,123,464,314
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 959,577 70,125,887
Block, Inc. , Class A
(a)
.................. 1,945,249 140,583,145
Corpay, Inc.
(a) (b)
...................... 243,143 70,039,773
Equitable Holdings, Inc. ................ 973,327 49,425,545
Euronet Worldwide, Inc.
(a)
............... 147,189 12,924,666
Fidelity National Information Services, Inc. .... 1,883,160 124,175,570
Global Payments, Inc. ................. 873,573 72,576,445
Jack Henry & Associates, Inc. ............ 260,103 38,737,140
MGIC Investment Corp. ................ 841,708 23,879,256
Mr Cooper Group, Inc. ................. 225,119 47,452,834
Rocket Cos., Inc. , Class A
(b)
.............. 896,907 17,382,058
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 237,601 18,390,317
Toast, Inc. , Class A
(a) (b)
................. 1,619,039 59,111,114
UWM Holdings Corp. , Class A ............ 604,256 3,679,919
Voya Financial, Inc. ................... 346,344 25,906,531
Western Union Co. (The) ............... 932,291 7,449,005
WEX, Inc.
(a) (b)
........................ 121,200 19,092,636
800,931,841
Food Products — 1.9%
Archer-Daniels-Midland Co. .............. 1,708,572 102,070,091
Bunge Global SA ..................... 480,951 39,077,269

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Campbell's Co. (The) .................. 694,631 $ 21,936,447
Conagra Brands, Inc. .................. 1,710,362 31,316,728
Darling Ingredients, Inc.
(a)
............... 560,948 17,316,465
Flowers Foods, Inc. ................... 668,791 8,727,723
Freshpet, Inc.
(a) (b)
..................... 169,360 9,333,430
General Mills, Inc. .................... 1,957,814 98,712,982
Hershey Co. (The) .................... 520,805 97,416,575
Hormel Foods Corp. ................... 1,031,435 25,517,702
Ingredion, Inc. ....................... 228,735 27,930,831
J M Smucker Co. (The) ................. 371,793 40,376,720
Kellanova .......................... 990,722 81,259,018
Kraft Heinz Co. (The) .................. 3,044,651 79,282,712
Lamb Weston Holdings, Inc. ............. 480,202 27,890,132
McCormick & Co., Inc. (Non-Voting) , NVS .... 906,621 60,662,011
Pilgrim's Pride Corp. ................... 146,009 5,945,486
Post Holdings, Inc.
(a) (b)
.................. 179,632 19,306,847
Seaboard Corp. ...................... 897 3,271,359
Smithfield Foods, Inc. .................. 161,473 3,791,386
Tyson Foods, Inc. , Class A .............. 997,693 54,174,730
855,316,644
Gas Utilities — 0.4%
Atmos Energy Corp. ................... 565,857 96,620,083
MDU Resources Group, Inc. ............. 718,965 12,804,766
National Fuel Gas Co. ................. 321,806 29,725,220
UGI Corp. .......................... 770,161 25,615,555
164,765,624
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)
............... 59,634 9,575,730
JB Hunt Transport Services, Inc. .......... 278,097 37,312,274
Knight-Swift Transportation Holdings, Inc. .... 559,890 22,121,254
Landstar System, Inc. .................. 124,774 15,292,301
Lyft, Inc. , Class A
(a) (b)
................... 1,426,884 31,405,717
Old Dominion Freight Line, Inc.
(b)
.......... 664,535 93,553,237
Ryder System, Inc. .................... 143,854 27,136,619
Saia, Inc.
(a)
......................... 95,809 28,681,382
Schneider National, Inc. , Class B .......... 183,273 3,878,057
U-Haul Holding Co. , NVS
(b)
.............. 360,976 18,373,678
U-Haul Holding Co.
(a) (b)
................. 27,822 1,587,802
XPO, Inc.
(a) (b)
........................ 410,275 53,036,249
341,954,300
Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.
(a) (b)
................ 245,291 30,715,339
Baxter International, Inc. ................ 1,824,322 41,539,812
Cooper Cos., Inc. (The)
(a) (b)
.............. 711,224 48,761,518
Dentsply Sirona, Inc. .................. 715,672 9,081,878
Dexcom, Inc.
(a)
...................... 1,397,572 94,042,620
Envista Holdings Corp.
(a)
................ 597,767 12,176,514
GE HealthCare Technologies, Inc. ......... 1,635,471 122,823,872
Globus Medical, Inc. , Class A
(a) (b)
.......... 401,431 22,989,953
Hologic, Inc.
(a)
....................... 797,929 53,852,228
IDEXX Laboratories, Inc.
(a)
............... 288,165 184,105,737
Inspire Medical Systems, Inc.
(a)
........... 103,082 7,648,684
Insulet Corp.
(a)
....................... 250,043 77,195,775
Masimo Corp.
(a) (b)
..................... 159,487 23,532,307
Penumbra, Inc.
(a) (b)
.................... 134,410 34,048,741
ResMed, Inc. ....................... 521,532 142,758,954
Solventum Corp.
(a)
.................... 530,349 38,715,477
STERIS plc ......................... 350,493 86,725,988
Teleflex, Inc. ........................ 158,566 19,402,136
Zimmer Biomet Holdings, Inc. ............ 707,875 69,725,688
1,119,843,221
Security
Shares
Shares Value
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(a) (b)
............ 328,637 $ 8,137,052
Cardinal Health, Inc. ................... 852,093 133,744,517
Cencora, Inc. ....................... 653,813 204,336,177
Centene Corp.
(a) (b)
.................... 1,749,932 62,437,574
Chemed Corp. ....................... 51,511 23,063,535
DaVita, Inc.
(a)
........................ 135,824 18,046,935
Encompass Health Corp. ............... 354,990 45,090,830
Henry Schein, Inc.
(a) (b)
.................. 385,245 25,568,711
Humana, Inc. ....................... 431,372 112,230,053
Labcorp Holdings, Inc. ................. 298,886 85,798,215
Molina Healthcare, Inc.
(a) (b)
............... 192,185 36,776,522
Quest Diagnostics, Inc. ................. 397,514 75,758,218
Tenet Healthcare Corp.
(a)
................ 311,035 63,152,546
Universal Health Services, Inc. , Class B
(b)
.... 194,014 39,664,222
933,805,107
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ........ 612,941 51,082,503
Healthcare Realty Trust, Inc. , Class A ....... 1,172,972 21,148,685
Healthpeak Properties, Inc. .............. 2,476,114 47,417,583
Medical Properties Trust, Inc.
(b)
............ 1,762,109 8,933,893
Omega Healthcare Investors, Inc. .......... 1,023,856 43,227,200
Ventas, Inc. ........................ 1,617,532 113,211,065
285,020,929
Health Care Technology — 0.4%
(a)
Certara, Inc.
(b)
....................... 433,920 5,302,502
Doximity, Inc. , Class A
(b)
................ 476,685 34,869,508
Veeva Systems, Inc. , Class A ............. 527,304 157,089,135
197,261,145
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 2,455,696 41,795,946
Park Hotels & Resorts, Inc. .............. 710,896 7,876,728
49,672,674
Hotels, Restaurants & Leisure — 4.1%
Aramark ........................... 931,614 35,773,978
Boyd Gaming Corp. ................... 201,584 17,426,937
Caesars Entertainment, Inc.
(a) (b)
........... 734,876 19,860,024
Carnival Corp.
(a) (b)
..................... 3,862,339 111,660,220
Cava Group, Inc.
(a) (b)
................... 357,810 21,615,302
Choice Hotels International, Inc.
(b)
.......... 97,226 10,394,432
Churchill Downs, Inc. .................. 225,402 21,866,248
Darden Restaurants, Inc. ............... 416,639 79,311,400
Domino's Pizza, Inc. ................... 113,441 48,973,614
DraftKings, Inc. , Class A
(a) (b)
.............. 1,713,773 64,095,110
Dutch Bros, Inc. , Class A
(a) (b)
............. 418,722 21,915,909
Expedia Group, Inc. ................... 432,606 92,469,533
Flutter Entertainment plc
(a)
............... 625,673 158,920,942
Hilton Worldwide Holdings, Inc. ........... 824,084 213,800,353
Hyatt Hotels Corp. , Class A
(b)
............. 143,336 20,343,678
Las Vegas Sands Corp. ................ 1,111,057 59,763,756
Light & Wonder, Inc. , Class A
(a) (b)
.......... 296,616 24,897,947
MGM Resorts International
(a)
............. 734,987 25,474,649
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 1,577,158 38,845,402
Penn Entertainment, Inc.
(a) (b)
............. 530,518 10,217,777
Planet Fitness, Inc. , Class A
(a)
............ 301,875 31,334,625
Restaurant Brands International, Inc. ........ 1,155,284 74,099,916
Royal Caribbean Cruises Ltd. ............ 904,697 292,741,855
Texas Roadhouse, Inc. ................. 236,512 39,296,469
Travel + Leisure Co. ................... 224,036 13,327,902
Vail Resorts, Inc. ..................... 127,766 19,109,961
Viking Holdings Ltd.
(a) (b)
................. 622,431 38,690,311
Wendy's Co. (The) .................... 585,082 5,359,351
Wingstop, Inc.
(b)
...................... 98,978 24,910,783

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc. .......... 267,089 $ 21,340,411
Wynn Resorts Ltd. .................... 293,686 37,671,103
Yum! Brands, Inc. .................... 995,681 151,343,512
1,846,853,410
Household Durables — 1.8%
DR Horton, Inc. ...................... 950,838 161,138,516
Garmin Ltd. ......................... 581,689 143,223,466
Lennar Corp. , Class A .................. 799,321 100,746,419
Lennar Corp. , Class B ................. 34,016 4,081,580
Mohawk Industries, Inc.
(a)
............... 184,083 23,731,980
Newell Brands, Inc. ................... 1,489,413 7,804,524
NVR, Inc.
(a)
......................... 10,023 80,531,397
PulteGroup, Inc. ..................... 702,025 92,758,563
SharkNinja, Inc.
(a)
..................... 295,670 30,498,361
Somnigroup International, Inc. ............ 723,334 60,998,756
Toll Brothers, Inc. ..................... 348,760 48,177,707
TopBuild Corp.
(a) (b)
.................... 101,762 39,774,695
Whirlpool Corp.
(b)
..................... 192,487 15,129,478
808,595,442
Household Products — 0.3%
Church & Dwight Co., Inc. ............... 880,996 77,201,679
Clorox Co. (The) ..................... 440,851 54,356,928
Reynolds Consumer Products, Inc. ......... 196,431 4,806,667
136,365,274
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The) ..................... 2,539,932 33,425,505
Brookfield Renewable Corp.
(b)
............ 482,024 16,591,266
Clearway Energy, Inc. , Class A ............ 124,273 3,346,672
Clearway Energy, Inc. , Class C ........... 288,027 8,136,763
Talen Energy Corp.
(a) (b)
................. 162,354 69,062,145
Vistra Corp. ........................ 1,208,036 236,678,413
367,240,764
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 1,020,767 12,494,188
EastGroup Properties, Inc. .............. 189,030 31,995,218
First Industrial Realty Trust, Inc. ........... 458,456 23,596,730
Lineage, Inc.
(b)
....................... 252,071 9,740,023
Rexford Industrial Realty, Inc. ............ 847,488 34,840,232
STAG Industrial, Inc. .................. 667,921 23,570,932
136,237,323
Insurance — 4.1%
Allstate Corp. (The) ................... 942,274 202,259,114
American Financial Group, Inc. ........... 237,579 34,620,012
Arch Capital Group Ltd. ................ 1,302,366 118,163,667
Assurant, Inc. ....................... 181,905 39,400,623
Assured Guaranty Ltd. ................. 166,052 14,056,302
Axis Capital Holdings Ltd. ............... 272,019 26,059,420
Brighthouse Financial, Inc.
(a)
............. 203,796 10,817,492
Brown & Brown, Inc. ................... 996,183 93,432,004
Cincinnati Financial Corp. ............... 550,917 87,099,978
CNA Financial Corp. ................... 80,031 3,718,240
Everest Group Ltd. .................... 150,259 52,625,210
Fidelity National Financial, Inc. , Class A ...... 927,943 56,131,272
First American Financial Corp. ............ 353,078 22,681,731
Globe Life, Inc. ...................... 297,409 42,520,565
Hanover Insurance Group, Inc. (The) ....... 127,718 23,197,420
Hartford Insurance Group, Inc. (The) ........ 1,003,056 133,797,640
Kemper Corp. ....................... 220,582 11,371,002
Kinsale Capital Group, Inc.
(b)
............. 79,554 33,831,134
Lincoln National Corp. ................. 489,910 19,758,070
Loews Corp.
(b)
....................... 610,769 61,315,100
Markel Group, Inc.
(a)
................... 44,562 85,174,024
Security
Shares
Shares Value
Insurance (continued)
Old Republic International Corp. ........... 821,235 $ 34,877,850
Primerica, Inc. ....................... 118,499 32,894,137
Principal Financial Group, Inc. ............ 791,926 65,658,585
Prudential Financial, Inc. ................ 1,264,631 131,192,820
Reinsurance Group of America, Inc. ........ 235,746 45,293,879
RenaissanceRe Holdings Ltd. ............ 165,027 41,905,306
RLI Corp. .......................... 295,196 19,252,683
Ryan Specialty Holdings, Inc. , Class A ....... 376,369 21,212,157
Unum Group ........................ 603,589 46,947,152
White Mountains Insurance Group Ltd.
(b)
..... 8,902 14,879,871
Willis Towers Watson plc ................ 349,271 120,655,667
WR Berkley Corp.
(b)
................... 1,036,161 79,390,656
1,826,190,783
Interactive Media & Services — 0.5%
IAC, Inc.
(a)
.......................... 238,250 8,117,178
Match Group, Inc. .................... 875,581 30,925,521
Pinterest, Inc. , Class A
(a)
................ 2,113,209 67,981,934
Reddit, Inc. , Class A
(a) (b)
................. 416,674 95,830,853
Trump Media & Technology Group Corp.
(a) (b)
... 572,520 9,400,778
ZoomInfo Technologies, Inc.
(a)
............ 1,050,378 11,459,624
223,715,888
IT Services — 2.0%
Akamai Technologies, Inc.
(a) (b)
............. 515,461 39,051,325
Amdocs Ltd. ........................ 396,194 32,507,718
Cloudflare, Inc. , Class A
(a)
............... 1,101,897 236,456,077
Cognizant Technology Solutions Corp. , Class A . 1,760,596 118,083,174
DXC Technology Co.
(a) (b)
................ 634,119 8,643,042
EPAM Systems, Inc.
(a)
.................. 197,120 29,723,725
Gartner, Inc.
(a) (b)
...................... 268,159 70,490,956
Globant SA
(a) (b)
...................... 153,144 8,787,403
GoDaddy, Inc. , Class A
(a)
................ 490,165 67,069,277
Kyndryl Holdings, Inc.
(a) (b)
............... 823,231 24,721,627
MongoDB, Inc. , Class A
(a)
............... 282,013 87,531,195
Okta, Inc. , Class A
(a)
................... 589,422 54,049,997
Twilio, Inc. , Class A
(a)
.................. 505,277 50,573,175
VeriSign, Inc. ....................... 301,493 84,288,398
911,977,089
Leisure Products — 0.2%
Brunswick Corp. ..................... 236,292 14,943,106
Hasbro, Inc. ........................ 474,164 35,965,339
Mattel, Inc.
(a) (b)
....................... 1,141,449 19,210,587
YETI Holdings, Inc.
(a) (b)
................. 296,127 9,825,494
79,944,526
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............... 1,018,082 130,670,825
Avantor, Inc.
(a)
....................... 2,362,626 29,485,573
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 66,816 18,734,538
Bio-Techne Corp. ..................... 564,468 31,401,355
Bruker Corp. ........................ 366,384 11,903,816
Charles River Laboratories International, Inc.
(a)
. 174,515 27,304,617
Illumina, Inc.
(a)
....................... 565,530 53,708,384
IQVIA Holdings, Inc.
(a) (b)
................. 603,196 114,571,048
Medpace Holdings, Inc.
(a) (b)
.............. 79,713 40,985,236
Mettler-Toledo International, Inc.
(a) (b)
........ 74,181 91,065,337
QIAGEN NV
(b)
....................... 765,554 34,204,953
Repligen Corp.
(a)
..................... 188,975 25,260,288
Revvity, Inc.
(b)
....................... 420,852 36,887,678
Sotera Health Co.
(a)
................... 623,207 9,803,046
Tempus AI, Inc.
(a) (b)
.................... 292,902 23,640,120
Waters Corp.
(a)
...................... 213,196 63,918,293
West Pharmaceutical Services, Inc. ........ 255,864 67,120,803
810,665,910

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.7%
AGCO Corp. ........................ 221,358 $ 23,700,801
Allison Transmission Holdings, Inc. ......... 302,882 25,708,624
CNH Industrial NV .................... 3,157,942 34,263,671
Crane Co. .......................... 176,919 32,577,865
Cummins, Inc. ....................... 491,426 207,563,600
Donaldson Co., Inc. ................... 414,594 33,934,519
Dover Corp. ........................ 483,528 80,666,976
Esab Corp. ......................... 204,267 22,824,795
Flowserve Corp. ..................... 463,312 24,620,400
Fortive Corp.
(b)
....................... 1,210,592 59,306,902
Gates Industrial Corp. plc
(a)
.............. 905,047 22,463,266
Graco, Inc. ......................... 592,627 50,349,590
IDEX Corp. ......................... 269,800 43,912,648
Ingersoll Rand, Inc.
(b)
.................. 1,442,343 119,166,379
ITT, Inc. ........................... 277,264 49,563,713
Lincoln Electric Holdings, Inc. ............ 193,679 45,675,318
Middleby Corp. (The)
(a)
................. 180,679 24,017,659
Mueller Industries, Inc. ................. 389,216 39,353,630
Nordson Corp. ....................... 192,658 43,723,733
Oshkosh Corp. ...................... 229,154 29,721,274
Otis Worldwide Corp. .................. 1,411,995 129,098,703
Pentair plc ......................... 583,892 64,671,878
RBC Bearings, Inc.
(a)
.................. 110,787 43,239,058
Snap-on, Inc. ....................... 182,755 63,330,090
Stanley Black & Decker, Inc. ............. 552,061 41,034,694
Timken Co. (The) ..................... 223,422 16,796,866
Toro Co. (The) ....................... 351,982 26,821,028
Westinghouse Air Brake Technologies Corp. ... 605,999 121,484,619
Xylem, Inc. ......................... 869,500 128,251,250
1,647,843,549
Marine Transportation — 0.0%
Kirby Corp.
(a)
........................ 202,433 16,893,034
Media — 1.1%
Charter Communications, Inc. , Class A
(a) (b)
.... 315,107 86,687,511
DoubleVerify Holdings, Inc.
(a) (b)
............ 476,938 5,713,717
Fox Corp. , Class A, NVS ................ 757,027 47,738,123
Fox Corp. , Class B .................... 533,257 30,550,293
Interpublic Group of Cos., Inc. (The) ........ 1,319,611 36,830,343
Liberty Broadband Corp. , Class A
(a)
......... 61,283 3,881,052
Liberty Broadband Corp. , Class C, NVS
(a)
.... 400,427 25,443,132
New York Times Co. (The) , Class A ......... 575,004 33,005,230
News Corp. , Class A, NVS .............. 1,354,189 41,587,144
News Corp. , Class B
(b)
................. 450,521 15,565,501
Nexstar Media Group, Inc. ............... 101,229 20,017,022
NIQ Global Intelligence plc
(a)
............. 169,806 2,665,954
Omnicom Group, Inc. .................. 689,003 56,174,415
Sirius XM Holdings, Inc. ................ 680,337 15,834,844
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 1,596,820 78,260,148
499,954,429
Metals & Mining — 1.1%
Alcoa Corp. ......................... 929,940 30,585,727
Anglogold Ashanti plc .................. 1,797,871 126,444,267
Cleveland-Cliffs, Inc.
(a) (b)
................ 1,736,357 21,183,555
MP Materials Corp. , Class A
(a) (b)
........... 467,849 31,378,632
Nucor Corp. ........................ 820,809 111,162,163
Reliance, Inc. ....................... 189,087 53,101,302
Royal Gold, Inc. ...................... 234,244 46,984,662
Steel Dynamics, Inc. ................... 502,792 70,104,289
490,944,597
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ................ 3,713,358 36,353,775
Annaly Capital Management, Inc. .......... 2,293,946 46,360,648
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp. ................... 1,886,584 $ 21,488,192
Starwood Property Trust, Inc. ............. 1,234,470 23,911,684
128,114,299
Multi-Utilities — 1.9%
Ameren Corp. ....................... 964,836 100,709,582
CenterPoint Energy, Inc. ................ 2,323,577 90,154,787
CMS Energy Corp. .................... 1,062,377 77,829,739
Consolidated Edison, Inc. ............... 1,287,968 129,466,543
DTE Energy Co. ..................... 740,734 104,762,010
NiSource, Inc. ....................... 1,680,592 72,769,634
Public Service Enterprise Group, Inc. ....... 1,783,846 148,879,787
WEC Energy Group, Inc. ................ 1,141,244 130,775,150
855,347,232
Office REITs — 0.3%
BXP, Inc. .......................... 565,618 42,048,042
Cousins Properties, Inc. ................ 595,632 17,237,590
Highwoods Properties, Inc. .............. 380,887 12,119,824
Kilroy Realty Corp. .................... 421,732 17,818,177
Vornado Realty Trust .................. 632,722 25,644,223
114,867,856
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. ................ 1,196,714 23,264,120
Antero Resources Corp.
(a) (b)
.............. 1,039,486 34,885,150
APA Corp. ......................... 1,276,044 30,982,348
Cheniere Energy, Inc. .................. 787,652 185,082,467
Chevron Corp. ....................... 3 501
Chord Energy Corp. ................... 204,761 20,347,101
Civitas Resources, Inc. ................. 328,681 10,682,132
Coterra Energy, Inc. ................... 2,696,358 63,768,867
Devon Energy Corp. ................... 2,217,485 77,745,024
Diamondback Energy, Inc. ............... 679,962 97,302,562
DT Midstream, Inc. .................... 364,036 41,157,910
EQT Corp. ......................... 2,219,105 120,785,885
Expand Energy Corp. .................. 783,586 83,248,177
HF Sinclair Corp. ..................... 572,063 29,941,777
Kinder Morgan, Inc. ................... 6,943,859 196,580,648
Marathon Petroleum Corp. .............. 1,097,340 211,501,312
Matador Resources Co. ................ 414,436 18,620,609
Occidental Petroleum Corp. .............. 2,518,205 118,985,186
ONEOK, Inc. ........................ 2,231,846 162,857,803
Ovintiv, Inc. ......................... 915,305 36,960,016
Permian Resources Corp. , Class A ......... 2,410,558 30,855,142
Phillips 66 .......................... 1,455,629 197,994,657
Range Resources Corp. ................ 848,654 31,943,337
Targa Resources Corp. ................. 767,338 128,559,809
Texas Pacific Land Corp.
(b)
.............. 68,690 64,131,732
Valero Energy Corp. ................... 1,114,648 189,779,968
Viper Energy, Inc. .................... 602,248 23,017,919
2,230,982,159
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................. 224,444 19,939,605
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a)
................. 410,151 20,417,317
American Airlines Group, Inc.
(a) (b)
.......... 2,342,350 26,328,014
Delta Air Lines, Inc. ................... 2,329,926 132,223,301
Southwest Airlines Co. ................. 1,682,378 53,684,682
United Airlines Holdings, Inc.
(a)
............ 1,163,021 112,231,526
344,884,840
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................. 456,437 16,591,485
Coty, Inc. , Class A
(a)
................... 1,210,898 4,892,028

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
elf Beauty, Inc.
(a) (b)
.................... 196,901 $ 26,085,444
Estee Lauder Cos., Inc. (The) , Class A ...... 835,925 73,661,711
Kenvue, Inc. ........................ 6,790,011 110,201,879
231,432,547
Pharmaceuticals — 0.4%
Corcept Therapeutics, Inc.
(a) (b)
............ 335,184 27,857,142
Elanco Animal Health, Inc.
(a) (b)
............ 1,761,816 35,482,974
Jazz Pharmaceuticals plc
(a)
.............. 210,768 27,779,222
Organon & Co. ...................... 938,530 10,023,500
Perrigo Co. plc ...................... 489,520 10,901,611
Royalty Pharma plc , Class A ............. 1,353,867 47,764,428
Viatris, Inc. ......................... 4,235,154 41,928,025
201,736,902
Professional Services — 2.5%
Amentum Holdings, Inc.
(a) (b)
.............. 573,520 13,735,804
Booz Allen Hamilton Holding Corp. ......... 434,035 43,381,798
Broadridge Financial Solutions, Inc. ........ 416,576 99,215,906
CACI International, Inc. , Class A
(a) (b)
........ 77,997 38,903,344
Clarivate plc
(a) (b)
...................... 1,242,985 4,760,633
Concentrix Corp. ..................... 160,560 7,409,844
Dayforce, Inc.
(a)
...................... 550,607 37,931,316
Equifax, Inc.
(b)
....................... 442,437 113,498,364
ExlService Holdings, Inc.
(a)
.............. 567,040 24,966,771
FTI Consulting, Inc.
(a)
.................. 112,673 18,213,590
Genpact Ltd. ........................ 570,878 23,914,079
Jacobs Solutions, Inc. .................. 425,022 63,693,797
KBR, Inc. .......................... 456,628 21,593,938
Leidos Holdings, Inc. .................. 455,551 86,080,917
ManpowerGroup, Inc. .................. 163,180 6,184,522
Parsons Corp.
(a) (b)
..................... 190,028 15,757,122
Paychex, Inc. ....................... 1,152,583 146,101,421
Paycom Software, Inc.
(b)
................ 183,205 38,132,289
Paylocity Holding Corp.
(a)
............... 159,025 25,327,912
Robert Half, Inc. ..................... 351,027 11,927,897
Science Applications International Corp. ..... 167,140 16,608,702
SS&C Technologies Holdings, Inc. ......... 756,132 67,114,276
TransUnion
(b)
........................ 697,815 58,462,941
Verisk Analytics, Inc. ................... 500,086 125,776,630
1,108,693,813
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A .............. 1,061,839 167,303,353
CoStar Group, Inc. .................... 1,491,953 125,876,074
Howard Hughes Holdings, Inc.
(b)
........... 109,739 9,017,254
Jones Lang LaSalle, Inc. ................ 168,203 50,171,591
Zillow Group, Inc. , Class A
(b)
............. 178,375 13,278,235
Zillow Group, Inc. , Class C, NVS
(b)
......... 582,607 44,889,869
410,536,376
Residential REITs — 1.3%
American Homes 4 Rent , Class A .......... 1,223,462 40,680,112
AvalonBay Communities, Inc. ............ 508,418 98,211,105
Camden Property Trust ................. 383,598 40,960,595
Equity LifeStyle Properties, Inc. ........... 686,017 41,641,232
Equity Residential .................... 1,350,589 87,423,626
Essex Property Trust, Inc. ............... 227,846 60,985,260
Invitation Homes, Inc. .................. 2,190,274 64,240,736
Mid-America Apartment Communities, Inc. .... 416,711 58,227,028
Sun Communities, Inc. ................. 452,790 58,409,910
UDR, Inc. .......................... 1,179,212 43,937,439
594,717,043
Retail REITs — 1.4%
Agree Realty Corp. ................... 387,421 27,522,388
Brixmor Property Group, Inc. ............. 1,095,873 30,333,765
Security
Shares
Shares Value
Retail REITs (continued)
Federal Realty Investment Trust ........... 304,649 $ 30,863,990
Kimco Realty Corp. ................... 2,390,716 52,237,145
NNN REIT, Inc. ...................... 672,671 28,635,604
Realty Income Corp. ................... 3,229,491 196,320,758
Regency Centers Corp. ................ 643,716 46,926,896
Simon Property Group, Inc. .............. 1,156,892 217,113,922
629,954,468
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.
(a)
............. 441,082 12,879,594
Amkor Technology, Inc. ................. 406,809 11,553,376
Astera Labs, Inc.
(a) (b)
................... 449,873 88,085,133
Cirrus Logic, Inc.
(a)
.................... 182,479 22,862,794
Enphase Energy, Inc.
(a) (b)
................ 457,111 16,177,158
Entegris, Inc.
(b)
...................... 536,095 49,567,344
First Solar, Inc.
(a) (b)
.................... 362,586 79,961,091
GLOBALFOUNDRIES, Inc.
(a) (b)
............ 364,276 13,055,652
Lattice Semiconductor Corp.
(a) (b)
........... 489,117 35,862,058
MACOM Technology Solutions Holdings, Inc.
(a) (b)
227,142 28,276,908
Microchip Technology, Inc. ............... 1,885,817 121,107,168
MKS, Inc. .......................... 241,540 29,895,406
Monolithic Power Systems, Inc. ........... 165,346 152,224,141
ON Semiconductor Corp.
(a) (b)
............. 1,503,325 74,128,956
Onto Innovation, Inc.
(a)
................. 174,352 22,529,765
Qorvo, Inc.
(a)
........................ 302,899 27,588,041
Skyworks Solutions, Inc. ................ 534,997 41,184,069
Teradyne, Inc.
(b)
...................... 575,666 79,234,668
Universal Display Corp. ................ 156,906 22,536,409
928,709,731
Software — 3.4%
Appfolio, Inc. , Class A
(a)
................ 78,356 21,599,615
Aurora Innovation, Inc. , Class A
(a) (b)
......... 3,738,588 20,150,989
Bentley Systems, Inc. , Class B ............ 565,008 29,086,612
BILL Holdings, Inc.
(a)
................... 332,586 17,617,080
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,955,166 17,811,562
Circle Internet Group, Inc.
(a) (b)
............. 168,377 22,323,423
Confluent, Inc. , Class A
(a)
............... 989,802 19,598,080
Datadog, Inc. , Class A
(a) (b)
............... 1,101,953 156,918,107
DocuSign, Inc.
(a)
..................... 717,202 51,703,092
Dolby Laboratories, Inc. , Class A .......... 216,318 15,654,934
Dropbox, Inc. , Class A
(a)
................ 662,674 20,019,382
Dynatrace, Inc.
(a)
..................... 1,051,267 50,933,886
Elastic NV
(a)
........................ 324,545 27,420,807
Fair Isaac Corp.
(a)
..................... 83,674 125,220,651
Gen Digital, Inc. ...................... 1,964,108 55,761,026
Gitlab, Inc. , Class A
(a) (b)
................. 474,149 21,374,637
Guidewire Software, Inc.
(a)
............... 298,593 68,634,587
HubSpot, Inc.
(a)
...................... 181,817 85,053,993
Informatica, Inc. , Class A
(a)
.............. 380,541 9,452,638
Manhattan Associates, Inc.
(a)
............. 214,456 43,959,191
nCino, Inc.
(a) (b)
....................... 382,922 10,381,015
Nutanix, Inc. , Class A
(a) (b)
................ 909,665 67,669,979
Pegasystems, Inc. .................... 308,802 17,756,115
Procore Technologies, Inc.
(a) (b)
............ 412,045 30,046,321
PTC, Inc.
(a)
......................... 425,232 86,330,601
RingCentral, Inc. , Class A
(a) (b)
............. 287,482 8,147,240
Rubrik, Inc. , Class A
(a)
.................. 415,111 34,142,880
SailPoint, Inc.
(a) (b)
..................... 221,434 4,889,263
Samsara, Inc. , Class A
(a)
................ 963,397 35,886,538
SentinelOne, Inc. , Class A
(a) (b)
............ 1,035,611 18,237,110
Teradata Corp.
(a)
..................... 336,673 7,241,836
Tyler Technologies, Inc.
(a) (b)
.............. 153,948 80,539,436
UiPath, Inc. , Class A
(a) (b)
................ 1,436,431 19,219,447
Unity Software, Inc.
(a) (b)
................. 1,129,358 45,219,494

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zoom Communications, Inc. , Class A
(a)
...... 936,948 $ 77,298,210
Zscaler, Inc.
(a)
....................... 349,065 104,600,818
1,527,900,595
Specialized REITs — 2.2%
Crown Castle, Inc. .................... 1,549,815 149,541,649
CubeSmart ......................... 810,394 32,950,620
Digital Realty Trust, Inc. ................ 1,204,420 208,220,130
EPR Properties ...................... 265,060 15,376,130
Extra Space Storage, Inc. ............... 752,987 106,125,988
Gaming & Leisure Properties, Inc. ......... 969,442 45,185,692
Iron Mountain, Inc. .................... 1,048,714 106,905,905
Lamar Advertising Co. , Class A ........... 313,719 38,405,480
Millrose Properties, Inc. , Class A ........... 427,182 14,357,587
National Storage Affiliates Trust ........... 255,673 7,726,438
Rayonier, Inc. ....................... 550,562 14,611,915
SBA Communications Corp. ............. 384,159 74,277,143
VICI Properties, Inc. ................... 3,773,863 123,065,672
Weyerhaeuser Co. .................... 2,594,711 64,322,886
1,001,073,235
Specialty Retail — 2.5%
AutoNation, Inc.
(a)
..................... 98,179 21,478,620
Bath & Body Works, Inc. ................ 764,239 19,686,797
Best Buy Co., Inc. .................... 689,883 52,168,952
Burlington Stores, Inc.
(a)
................ 225,057 57,277,006
CarMax, Inc.
(a) (b)
...................... 535,047 24,007,559
Carvana Co. , Class A
(a) (b)
................ 471,294 177,790,949
Chewy, Inc. , Class A
(a)
................. 760,478 30,761,335
Dick's Sporting Goods, Inc. .............. 226,254 50,278,164
Five Below, Inc.
(a)
..................... 194,194 30,041,812
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 382,915 28,220,835
GameStop Corp. , Class A
(a) (b)
............. 1,462,584 39,899,291
Gap, Inc. (The) ...................... 816,659 17,468,336
GCI Liberty, Inc., Escrow
(a) (c)
.............. 262,656 3
Lithia Motors, Inc. , Class A .............. 91,642 28,958,872
Murphy USA, Inc. .................... 64,232 24,938,716
Penske Automotive Group, Inc. ........... 65,991 11,476,495
RH
(a)
............................. 54,495 11,071,204
Ross Stores, Inc. ..................... 1,150,552 175,332,619
Tractor Supply Co. .................... 1,899,946 108,049,929
Ulta Beauty, Inc.
(a) (b)
................... 161,473 88,285,363
Valvoline, Inc.
(a) (b)
..................... 452,978 16,266,440
Wayfair, Inc. , Class A
(a) (b)
................ 339,106 30,292,339
Williams-Sonoma, Inc. ................. 422,308 82,540,099
1,126,291,735
Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co. ........... 4,686,135 115,091,476
HP, Inc. ........................... 3,372,337 91,828,737
NetApp, Inc. ........................ 713,438 84,513,865
Pure Storage, Inc. , Class A
(a)
............. 1,110,411 93,063,546
Sandisk Corp.
(a) (b)
..................... 480,906 53,957,653
Super Micro Computer, Inc.
(a) (b)
............ 1,832,758 87,862,419
Western Digital Corp. .................. 1,236,775 148,487,206
674,804,902
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.
(a) (b)
.................. 534,515 18,574,396
Birkenstock Holding plc
(a) (b)
.............. 189,707 8,584,242
Columbia Sportswear Co. ............... 91,609 4,791,151
Crocs, Inc.
(a)
........................ 193,189 16,140,941
Deckers Outdoor Corp.
(a) (b)
............... 527,377 53,460,206
Lululemon Athletica, Inc.
(a) (b)
.............. 375,651 66,839,582
On Holding AG , Class A
(a) (b)
.............. 787,701 33,359,137
PVH Corp.
(b)
........................ 170,312 14,267,036
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. , Class A ............. 135,526 $ 42,495,533
Tapestry, Inc. ........................ 739,258 83,698,791
Under Armour, Inc. , Class A
(a) (b)
........... 676,608 3,376,274
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 695,826 3,360,840
VF Corp. .......................... 1,263,377 18,230,530
367,178,659
Trading Companies & Distributors — 2.3%
Air Lease Corp. , Class A ................ 370,747 23,598,047
Applied Industrial Technologies, Inc. ........ 137,067 35,781,340
Core & Main, Inc. , Class A
(a)
.............. 682,670 36,748,126
Fastenal Co. ........................ 4,099,003 201,015,107
Ferguson Enterprises, Inc. ............... 691,756 155,354,563
FTAI Aviation Ltd. ..................... 364,602 60,837,490
MSC Industrial Direct Co., Inc. , Class A ...... 156,772 14,444,972
QXO, Inc.
(a) (b)
........................ 2,181,241 41,574,454
SiteOne Landscape Supply, Inc.
(a) (b)
......... 157,933 20,341,770
United Rentals, Inc. ................... 229,182 218,790,888
Watsco, Inc. ........................ 124,088 50,168,778
WESCO International, Inc. ............... 171,615 36,296,573
WW Grainger, Inc. .................... 158,195 150,753,507
1,045,705,615
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 696,366 96,927,183
Essential Utilities, Inc. .................. 1,001,352 39,953,945
136,881,128
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA .......... 359,995 17,474,157
Total Long-Term Investments — 99 .7%
(Cost: $ 32,641,122,900 ) ............................ 44,815,021,590
Short-Term Securities
Money Market Funds — 4.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(f)
................... 1,827,924,339 1,828,838,301
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 79,439,540 79,439,540
Total Short-Term Securities — 4 .3%
(Cost: $ 1,907,395,359 ) ............................ 1,908,277,841
Total Investments — 104 .0%
(Cost: $ 34,548,518,259 ) ............................ 46,723,299,431
Liabilities in Excess of Other Assets — (4.0) % ............. (1,787,949,357)
Net Assets — 100.0% ...............................
$ 44,935,350,074
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,264,259,429 $ 564,512,429
(a)
$ — $ (10,922) $ 77,365 $ 1,828,838,301 1,827,924,339 $ 5,585,098
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 65,763,291 13,676,249
(a)
— — — 79,439,540 79,439,540 1,352,145 —
$ (10,922) $ 77,365 $ 1,908,277,841 $ 6,937,243 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 52 12/19/25 $ 9,578 $ 91,307
Russell 1000 Value E-Mini Index ................................................ 337 12/19/25 33,990 53,224
Russell 2000 E-Mini Index .................................................... 41 12/19/25 5,034 29,607
S&P Midcap 400 E-Mini Index ................................................. 190 12/19/25 62,438 (867,847)
$ (693,709)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 174,138 $ — $ — $ — $ 174,138
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 867,847 — — — 867,847
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
35
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 4,770,327 $ — $ — $ — $ 4,770,327
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (2,022,701) $ — $ — $ — $ (2,022,701)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 79,841,960
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 44,815,021,587 $ — $ 3 $ 44,815,021,590
Short-Term Securities
Money Market Funds ...................................... 1,908,277,841 — — 1,908,277,841
$ 46,723,299,428 $ — $ 3 $ 46,723,299,431
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 174,138 $ — $ — $ 174,138
Liabilities
Equity contracts ........................................... (867,847) — — (867,847)
$ (693,709) $ — $ — $ (693,709)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Russell Mid-Cap Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.4%
Axon Enterprise, Inc.
(a) (b)
................ 501,157 $ 359,650,309
BWX Technologies, Inc. ................ 109,535 20,194,968
Carpenter Technology Corp. ............. 57,742 14,177,971
HEICO Corp.
(a)
...................... 285,418 92,138,639
HEICO Corp. , Class A .................. 503,950 128,048,655
Howmet Aerospace, Inc. ................ 2,692,453 528,340,052
Karman Holdings, Inc.
(a) (b)
............... 177,741 12,832,900
Leonardo DRS, Inc. ................... 202,589 9,197,541
Loar Holdings, Inc.
(a) (b)
.................. 262,017 20,961,360
Rocket Lab Corp.
(a) (b)
.................. 2,776,068 133,001,418
Spirit AeroSystems Holdings, Inc. , Class A
(b)
... 86,240 3,328,864
StandardAero, Inc.
(a) (b)
.................. 87,906 2,398,955
1,324,271,632
Banks — 0.1%
Pinnacle Financial Partners, Inc. ........... 35,386 3,318,853
Popular, Inc. ........................ 40,693 5,168,418
Western Alliance Bancorp ............... 151,477 13,136,085
21,623,356
Beverages — 0.3%
Celsius Holdings, Inc.
(b)
................. 1,106,537 63,614,812
Coca-Cola Consolidated, Inc. ............. 49,420 5,790,047
69,404,859
Biotechnology — 5.0%
(b)
Alnylam Pharmaceuticals, Inc. ............ 838,578 382,391,568
Apellis Pharmaceuticals, Inc. ............. 723,400 16,370,542
Caris Life Sciences, Inc. ................ 74,637 2,257,769
Exact Sciences Corp. .................. 70,976 3,883,097
Exelixis, Inc.
(a)
....................... 1,430,330 59,072,629
Halozyme Therapeutics, Inc.
(a)
............ 824,954 60,502,126
Incyte Corp.
(a)
....................... 278,574 23,625,861
Insmed, Inc.
(a)
....................... 1,171,445 168,699,794
Ionis Pharmaceuticals, Inc.
(a)
............. 968,922 63,386,877
Natera, Inc.
(a)
....................... 872,349 140,422,019
Neurocrine Biosciences, Inc. ............. 557,412 78,249,497
Sarepta Therapeutics, Inc.
(a)
............. 523,515 10,088,134
Summit Therapeutics, Inc.
(a)
.............. 795,370 16,432,344
Ultragenyx Pharmaceutical, Inc. ........... 606,589 18,246,197
Viking Therapeutics, Inc.
(a)
............... 57,392 1,508,262
1,045,136,716
Broadline Retail — 1.4%
(b)
Coupang, Inc. , Class A
(a)
................ 8,337,309 268,461,350
Etsy, Inc. .......................... 377,741 25,078,225
293,539,575
Building Products — 0.9%
AAON, Inc.
(a)
........................ 456,094 42,617,423
Armstrong World Industries, Inc. ........... 84,682 16,598,519
Carlisle Cos., Inc. .................... 34,793 11,445,505
Lennox International, Inc. ............... 213,091 112,801,852
Simpson Manufacturing Co., Inc. .......... 25,063 4,197,050
187,660,349
Capital Markets — 5.9%
Ameriprise Financial, Inc. ............... 558,054 274,144,028
Ares Management Corp. , Class A .......... 1,264,396 202,164,276
Bank of New York Mellon Corp. (The) ....... 343,883 37,469,492
Blue Owl Capital, Inc. , Class A ............ 4,107,567 69,541,109
Coinbase Global, Inc. , Class A
(b)
........... 137,658 46,458,198
FactSet Research Systems, Inc. ........... 16,638 4,766,621
Freedom Holding Corp.
(a) (b)
.............. 100,765 17,344,680
Hamilton Lane, Inc. , Class A ............. 176,795 23,830,198
Security
Shares
Shares Value
Capital Markets (continued)
Houlihan Lokey, Inc. , Class A ............. 138,273 $ 28,390,212
Jefferies Financial Group, Inc. ............ 250,907 16,414,336
Lazard, Inc. ........................ 119,653 6,315,285
LPL Financial Holdings, Inc.
(a)
............ 535,610 178,192,091
Morningstar, Inc. ..................... 107,118 24,852,447
MSCI, Inc. ......................... 248,701 141,115,434
Robinhood Markets, Inc. , Class A
(b)
......... 666,787 95,470,563
TPG, Inc. , Class A .................... 832,909 47,850,622
Tradeweb Markets, Inc. , Class A
(a)
......... 65,712 7,292,718
XP, Inc. , Class A ..................... 240,241 4,514,128
1,226,126,438
Commercial Services & Supplies — 1.0%
RB Global, Inc.
(a)
..................... 78,187 8,472,343
Rollins, Inc. ......................... 1,886,793 110,830,221
Tetra Tech, Inc. ....................... 335,991 11,215,380
Veralto Corp. ........................ 636,774 67,886,476
198,404,420
Communications Equipment — 0.1%
Lumentum Holdings, Inc.
(b)
.............. 36,916 6,006,603
Ubiquiti, Inc.
(a)
....................... 28,866 19,068,302
25,074,905
Construction & Engineering — 2.9%
Comfort Systems USA, Inc. .............. 233,753 192,888,301
EMCOR Group, Inc. ................... 102,828 66,790,899
MasTec, Inc.
(b)
....................... 87,843 18,693,869
Quanta Services, Inc. .................. 766,616 317,701,003
WillScot Holdings Corp. ................ 303,840 6,414,062
602,488,134
Construction Materials — 0.1%
(a)
Eagle Materials, Inc. ................... 14,994 3,494,202
James Hardie Industries plc , ADR
(b)
........ 633,887 12,176,969
15,671,171
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 218,158 8,551,794
Credit Acceptance Corp.
(a) (b)
.............. 3,137 1,464,759
SLM Corp. ......................... 196,490 5,438,843
SoFi Technologies, Inc.
(b)
................ 1,041,994 27,529,482
42,984,878
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 131,836 12,293,707
Casey's General Stores, Inc. ............. 37,331 21,103,961
Performance Food Group Co.
(a) (b)
.......... 128,705 13,390,468
Sprouts Farmers Market, Inc.
(b)
............ 658,818 71,679,398
Sysco Corp. ........................ 1,747,822 143,915,664
262,383,198
Distributors — 0.1%
Pool Corp. ......................... 45,082 13,978,576
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(b)
...... 51,535 5,595,155
Duolingo, Inc. , Class A
(b)
................ 252,689 81,325,428
Grand Canyon Education, Inc.
(b)
........... 53,680 11,783,834
H&R Block, Inc. ...................... 150,192 7,595,209
106,299,626
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 1,193,102 58,557,446
GCI Liberty, Inc. , Class A
(b)
.............. 5,447 204,562
GCI Liberty, Inc. , Class C, NVS
(a) (b)
......... 31,825 1,186,118

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc. ............. 48,133 $ 840,402
60,788,528
Electric Utilities — 1.0%
NRG Energy, Inc. ..................... 1,276,611 206,747,151
Electrical Equipment — 2.0%
Rockwell Automation, Inc. ............... 61,033 21,332,864
Vertiv Holdings Co. , Class A ............. 2,556,209 385,629,690
406,962,554
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp. ......................... 65,257 10,394,135
Jabil, Inc. .......................... 462,758 100,497,155
110,891,290
Entertainment — 4.6%
Liberty Media Corp.-Liberty Formula One , Class
A
(b)
............................ 50,489 4,807,562
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(b)
........................ 436,664 45,609,555
Live Nation Entertainment, Inc.
(a) (b)
......... 1,063,199 173,726,717
ROBLOX Corp. , Class A
(a) (b)
.............. 4,099,320 567,837,806
Roku, Inc. , Class A
(b)
.................. 113,840 11,398,799
Take-Two Interactive Software, Inc.
(a) (b)
...... 414,479 107,084,795
TKO Group Holdings, Inc. , Class A
(a)
........ 196,522 39,689,583
950,154,817
Financial Services — 2.6%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 1,074,305 78,510,209
Block, Inc. , Class A
(a) (b)
................. 1,356,222 98,014,164
Corpay, Inc.
(b)
....................... 457,051 131,658,111
Equitable Holdings, Inc. ................ 1,476,853 74,994,595
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 438,121 33,910,566
Toast, Inc. , Class A
(b)
.................. 3,038,676 110,942,061
UWM Holdings Corp. , Class A ............ 117,466 715,368
WEX, Inc.
(a) (b)
........................ 20,529 3,233,933
531,979,007
Food Products — 0.1%
Darling Ingredients, Inc.
(a) (b)
.............. 120,406 3,716,933
Freshpet, Inc.
(a) (b)
..................... 87,075 4,798,703
Hershey Co. (The) .................... 118,572 22,178,893
30,694,529
Ground Transportation — 0.3%
Avis Budget Group, Inc.
(b)
............... 39,521 6,346,085
Lyft, Inc. , Class A
(a) (b)
................... 436,012 9,596,624
Old Dominion Freight Line, Inc. ........... 70,145 9,875,013
U-Haul Holding Co.
(a) (b)
................. 22,958 1,310,213
U-Haul Holding Co. , NVS
(a)
.............. 263,932 13,434,139
XPO, Inc.
(a) (b)
........................ 158,375 20,473,136
61,035,210
Health Care Equipment & Supplies — 4.1%
Dexcom, Inc.
(b)
...................... 2,628,534 176,874,053
IDEXX Laboratories, Inc.
(a) (b)
............. 542,184 346,395,936
Inspire Medical Systems, Inc.
(b)
........... 193,521 14,359,258
Insulet Corp.
(b)
....................... 471,166 145,463,079
Masimo Corp.
(a) (b)
..................... 302,416 44,621,481
Penumbra, Inc.
(b)
..................... 251,687 63,757,351
ResMed, Inc. ....................... 232,391 63,612,388
855,083,546
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. ................... 804,767 126,316,228
Cencora, Inc. ....................... 1,230,178 384,467,530
Chemed Corp. ....................... 8,840 3,958,022
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DaVita, Inc.
(b)
........................ 252,055 $ 33,490,548
Molina Healthcare, Inc.
(a) (b)
............... 198,229 37,933,102
586,165,430
Health Care Technology — 1.5%
(b)
Doximity, Inc. , Class A
(a)
................ 895,812 65,528,648
Veeva Systems, Inc. , Class A ............. 789,890 235,316,130
300,844,778
Hotels, Restaurants & Leisure — 12.5%
Carnival Corp.
(a) (b)
..................... 2,243,388 64,856,347
Cava Group, Inc.
(a) (b)
................... 669,568 40,448,603
Choice Hotels International, Inc.
(a)
.......... 57,002 6,094,084
Churchill Downs, Inc. .................. 357,089 34,641,204
Darden Restaurants, Inc. ............... 745,499 141,913,190
Domino's Pizza, Inc. ................... 65,137 28,120,294
DraftKings, Inc. , Class A
(a) (b)
.............. 3,229,485 120,782,739
Dutch Bros, Inc. , Class A
(a) (b)
............. 786,878 41,185,194
Expedia Group, Inc. ................... 813,053 173,790,079
Flutter Entertainment plc
(a) (b)
.............. 973,531 247,276,874
Hilton Worldwide Holdings, Inc.
(a)
.......... 1,548,643 401,779,940
Las Vegas Sands Corp. ................ 2,087,924 112,309,432
Light & Wonder, Inc. , Class A
(a) (b)
.......... 555,336 46,614,904
Norwegian Cruise Line Holdings Ltd.
(b)
....... 2,686,702 66,173,470
Planet Fitness, Inc. , Class A
(a) (b)
........... 562,962 58,435,456
Restaurant Brands International, Inc. ........ 1,383,807 88,757,381
Royal Caribbean Cruises Ltd. ............ 1,700,139 550,130,979
Texas Roadhouse, Inc. ................. 445,282 73,983,604
Travel + Leisure Co. ................... 138,233 8,223,481
Vail Resorts, Inc. ..................... 196,564 29,400,077
Viking Holdings Ltd.
(a) (b)
................. 1,169,658 72,705,941
Wendy's Co. (The) .................... 506,941 4,643,580
Wingstop, Inc.
(a)
...................... 186,357 46,902,330
Wyndham Hotels & Resorts, Inc. .......... 449,685 35,929,831
Yum! Brands, Inc. .................... 629,779 95,726,408
2,590,825,422
Household Durables — 0.6%
SharkNinja, Inc.
(b)
..................... 94,891 9,788,007
Somnigroup International, Inc. ............ 1,359,262 114,626,564
TopBuild Corp.
(a) (b)
.................... 14,319 5,596,724
130,011,295
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.
(a)
....................... 2,270,165 444,770,727
Insurance — 0.8%
Brown & Brown, Inc. ................... 198,138 18,583,363
Everest Group Ltd. .................... 39,681 13,897,477
Kinsale Capital Group, Inc.
(a)
............. 148,965 63,348,856
Markel Group, Inc.
(b)
................... 17,072 32,630,738
RLI Corp. .......................... 34,387 2,242,720
Ryan Specialty Holdings, Inc. , Class A ....... 704,404 39,700,209
170,403,363
Interactive Media & Services — 1.2%
(a)(b)
Pinterest, Inc. , Class A ................. 1,973,916 63,500,878
Reddit, Inc. , Class A ................... 784,062 180,326,419
Trump Media & Technology Group Corp. ..... 583,557 9,582,006
253,409,303
IT Services — 3.8%
(b)
Cloudflare, Inc. , Class A ................ 2,072,160 444,664,814
Gartner, Inc.
(a)
....................... 503,231 132,284,333
Globant SA
(a)
........................ 27,860 1,598,607
GoDaddy, Inc. , Class A
(a)
................ 923,409 126,350,053
Kyndryl Holdings, Inc.
(a)
................. 112,019 3,363,931

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap Growth ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
MongoDB, Inc. , Class A
(a)
............... 51,119 $ 15,866,315
Okta, Inc. , Class A
(a)
................... 437,564 40,124,619
Twilio, Inc. , Class A
(a)
.................. 165,221 16,536,970
780,789,642
Life Sciences Tools & Services — 0.9%
(b)
Medpace Holdings, Inc. ................ 149,786 77,013,970
Repligen Corp.
(a)
..................... 44,350 5,928,264
Sotera Health Co. .................... 102,909 1,618,759
Tempus AI, Inc.
(a)
..................... 552,424 44,586,141
Waters Corp.
(a)
...................... 209,674 62,862,362
192,009,496
Machinery — 0.1%
Allison Transmission Holdings, Inc. ......... 95,771 8,129,043
RBC Bearings, Inc.
(a) (b)
................. 42,914 16,748,905
24,877,948
Media — 0.8%
DoubleVerify Holdings, Inc.
(b)
............. 438,504 5,253,278
Liberty Broadband Corp. , Class A
(b)
......... 27,143 1,718,966
Liberty Broadband Corp. , Class C, NVS
(b)
.... 159,126 10,110,866
Nexstar Media Group, Inc. ............... 11,348 2,243,954
NIQ Global Intelligence plc
(b)
............. 159,046 2,497,022
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 3,000,804 147,069,404
168,893,490
Metals & Mining — 0.2%
Anglogold Ashanti plc .................. 410,125 28,844,091
Steel Dynamics, Inc. ................... 90,432 12,608,934
41,453,025
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc. .................. 667,002 156,732,130
HF Sinclair Corp. ..................... 106,546 5,576,618
Phillips 66 .......................... 195,538 26,597,079
Targa Resources Corp. ................. 1,443,353 241,819,361
Texas Pacific Land Corp.
(a)
.............. 129,155 120,584,274
551,309,462
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(b)
................. 133,255 6,633,434
American Airlines Group, Inc.
(b)
............ 308,573 3,468,360
Southwest Airlines Co. ................. 332,646 10,614,734
20,716,528
Pharmaceuticals — 0.3%
Corcept Therapeutics, Inc.
(a) (b)
............ 636,748 52,920,126
Professional Services — 3.2%
Booz Allen Hamilton Holding Corp. ......... 815,641 81,523,318
Broadridge Financial Solutions, Inc. ........ 711,175 169,380,550
Dayforce, Inc.
(a) (b)
..................... 95,371 6,570,108
Equifax, Inc.
(a)
....................... 144,103 36,966,743
ExlService Holdings, Inc.
(b)
.............. 1,071,262 47,167,666
KBR, Inc. .......................... 69,660 3,294,221
Paychex, Inc. ....................... 678,956 86,064,462
Paycom Software, Inc.
(a)
................ 188,212 39,174,446
Paylocity Holding Corp.
(b)
............... 274,105 43,656,703
Verisk Analytics, Inc. ................... 564,296 141,926,087
655,724,304
Real Estate Management & Development — 0.4%
(b)
CBRE Group, Inc. , Class A
(a)
............. 219,175 34,533,213
CoStar Group, Inc. .................... 349,478 29,485,459
Jones Lang LaSalle, Inc. ................ 85,188 25,409,877
89,428,549
Security
Shares
Shares Value
Residential REITs — 0.1%
Sun Communities, Inc. ................. 163,004 $ 21,027,516
UDR, Inc. .......................... 128,457 4,786,308
25,813,824
Retail REITs — 0.4%
Simon Property Group, Inc. .............. 483,648 90,766,220
Semiconductors & Semiconductor Equipment — 2.8%
Astera Labs, Inc.
(b)
.................... 845,395 165,528,341
Enphase Energy, Inc.
(a) (b)
................ 864,062 30,579,154
Entegris, Inc.
(a)
...................... 166,068 15,354,648
Lattice Semiconductor Corp.
(a) (b)
........... 780,597 57,233,372
MACOM Technology Solutions Holdings, Inc.
(b)
. 106,425 13,248,848
Monolithic Power Systems, Inc. ........... 311,097 286,408,342
Onto Innovation, Inc.
(b)
................. 72,485 9,366,512
577,719,217
Software — 9.1%
Appfolio, Inc. , Class A
(b)
................ 148,626 40,970,243
Bentley Systems, Inc. , Class B
(a)
........... 1,056,176 54,371,940
Circle Internet Group, Inc.
(a) (b)
............. 49,112 6,511,269
Confluent, Inc. , Class A
(b)
............... 1,857,455 36,777,609
Datadog, Inc. , Class A
(a) (b)
............... 2,073,025 295,198,760
DocuSign, Inc.
(a) (b)
.................... 1,021,074 73,609,225
Dropbox, Inc. , Class A
(b)
................ 329,757 9,961,959
Dynatrace, Inc.
(a) (b)
.................... 1,973,823 95,631,724
Elastic NV
(b)
........................ 608,328 51,397,633
Fair Isaac Corp.
(a) (b)
................... 129,615 193,972,736
Gen Digital, Inc. ...................... 400,302 11,364,574
Gitlab, Inc. , Class A
(a) (b)
................. 891,823 40,203,381
Guidewire Software, Inc.
(a) (b)
.............. 562,691 129,340,153
HubSpot, Inc.
(b)
...................... 341,508 159,757,442
Manhattan Associates, Inc.
(a) (b)
............ 403,125 82,632,563
nCino, Inc.
(a) (b)
....................... 101,287 2,745,891
Nutanix, Inc. , Class A
(a) (b)
................ 421,121 31,327,191
Pegasystems, Inc. .................... 197,102 11,333,365
Procore Technologies, Inc.
(a) (b)
............ 768,812 56,061,771
PTC, Inc.
(b)
......................... 94,131 19,110,476
RingCentral, Inc. , Class A
(a) (b)
............. 537,227 15,225,013
Rubrik, Inc. , Class A
(b)
.................. 465,729 38,306,210
Samsara, Inc. , Class A
(a) (b)
............... 1,800,014 67,050,522
SentinelOne, Inc. , Class A
(a) (b)
............ 1,419,089 24,990,157
Teradata Corp.
(b)
..................... 160,562 3,453,689
Tyler Technologies, Inc.
(a) (b)
.............. 239,838 125,473,648
Unity Software, Inc.
(a) (b)
................. 125,349 5,018,974
Zscaler, Inc.
(b)
....................... 655,749 196,501,745
1,878,299,863
Specialized REITs — 0.3%
Lamar Advertising Co. , Class A ........... 589,443 72,159,612
Specialty Retail — 4.6%
Burlington Stores, Inc.
(b)
................ 422,501 107,526,504
Carvana Co. , Class A
(a) (b)
................ 885,670 334,110,151
Chewy, Inc. , Class A
(b)
................. 1,429,118 57,807,823
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 230,232 16,968,098
Lithia Motors, Inc. , Class A .............. 19,324 6,106,384
Murphy USA, Inc. .................... 121,191 47,053,618
RH
(b)
............................. 17,205 3,495,368
Ross Stores, Inc. ..................... 433,351 66,038,359
Tractor Supply Co. .................... 3,573,893 203,247,295
Ulta Beauty, Inc.
(a) (b)
................... 76,418 41,781,541
Valvoline, Inc.
(a) (b)
..................... 755,302 27,122,895
Wayfair, Inc. , Class A
(a) (b)
................ 111,975 10,002,727
Williams-Sonoma, Inc. ................. 120,160 23,485,272
944,746,035

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 1.4%
NetApp, Inc. ........................ 529,336 $ 62,705,142
Pure Storage, Inc. , Class A
(a) (b)
............ 1,789,942 150,015,039
Super Micro Computer, Inc.
(a) (b)
............ 1,579,238 75,708,670
288,428,851
Textiles, Apparel & Luxury Goods — 1.9%
Birkenstock Holding plc
(a) (b)
.............. 108,180 4,895,145
Deckers Outdoor Corp.
(b)
................ 991,051 100,462,840
Lululemon Athletica, Inc.
(a) (b)
.............. 407,825 72,564,302
On Holding AG , Class A
(a) (b)
.............. 1,477,924 62,590,081
Ralph Lauren Corp. , Class A ............. 18,723 5,870,784
Tapestry, Inc. ........................ 1,275,044 144,360,482
390,743,634
Trading Companies & Distributors — 3.6%
Core & Main, Inc. , Class A
(a) (b)
............ 742,463 39,966,783
Fastenal Co. ........................ 6,334,768 310,657,023
Ferguson Enterprises, Inc. ............... 78,360 17,598,089
FTAI Aviation Ltd. ..................... 685,189 114,330,636
SiteOne Landscape Supply, Inc.
(a) (b)
......... 95,381 12,285,073
WW Grainger, Inc. .................... 254,149 242,193,831
737,031,435
Total Long-Term Investments — 99 .9%
(Cost: $ 17,448,464,162 ) ............................ 20,709,646,044
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 1,089,791,330 $ 1,090,336,225
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 21,777,650 21,777,650
Total Short-Term Securities — 5 .3%
(Cost: $ 1,111,616,033 ) ............................. 1,112,113,875
Total Investments — 105 .2%
(Cost: $ 18,560,080,195 ) ............................ 21,821,759,919
Liabilities in Excess of Other Assets — (5.2) % ............. (1,088,131,407)
Net Assets — 100.0% ...............................
$ 20,733,628,512
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 803,381,952 $ 286,921,911
(a)
$ — $ 3,365 $ 28,997 $ 1,090,336,225 1,089,791,330 $ 1,265,058
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 19,617,581 2,160,069
(a)
— — — 21,777,650 21,777,650 524,617 —
$ 3,365 $ 28,997 $ 1,112,113,875 $ 1,789,675 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 17 12/19/25 $ 8,467 $ 160,315
Russell 2000 E-Mini Index .................................................... 77 12/19/25 9,454 21,654
$ 181,969

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell Mid-Cap Growth ETF
40
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 181,969 $ — $ — $ — $ 181,969
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (943,685) $ — $ — $ — $ (943,685)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 170,873 $ — $ — $ — $ 170,873
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,851,840
–
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,709,646,044 $ — $ — $ 20,709,646,044
Short-Term Securities
Money Market Funds ...................................... 1,112,113,875 — — 1,112,113,875
$ 21,821,759,919 $ — $ — $ 21,821,759,919
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 181,969 $ — $ — $ 181,969
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2025
41
Statements of Assets and Liabilities
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 981,509,010 $ 1,011,100,692 $ 44,815,021,590 $ 20,709,646,044
Investments, at value — affiliated
(c)
............................................ 249,393,624 1,058,227,708 1,908,277,841 1,112,113,875
Cash ............................................................... 621,377 26,176 634,838 131,267
Cash pledged:
Futures contracts ...................................................... 133,710 184,000 6,464,420 1,288,020
Foreign currency, at value
(d)
................................................. — 10,959 153,650 —
Receivables: – – – –
Investment s sold ...................................................... 1,022,997 — — —
Securities lending income — affiliated ........................................ 425,644 114,018 580,488 268,116
Capital shares sold ..................................................... — — 233,647 259,765
Dividends — unaffiliated ................................................. 554,774 937,511 39,013,160 4,201,638
Dividends — affiliated ................................................... 8,086 8,781 265,894 72,151
Variation margin on futures contracts ......................................... 3,397 4,120 154,949 39,759
Total a ssets ...........................................................
1,233,672,619 2,070,613,965 46,770,800,477 21,828,020,635
LIABILITIES
Due to broker .......................................................... 547,110 — — —
Collateral on securities loaned ............................................... 247,623,422 336,193,801 1,828,420,430 1,090,141,949
Payables: – – – –
Capital shares redeemed ................................................. — — 373,833 389,649
Investment advisory fees ................................................. 474,072 100,579 6,656,140 3,860,525
Total li abilities ..........................................................
248,644,604 336,294,380 1,835,450,403 1,094,392,123
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 985,028,015 $ 1,734,319,585 $ 44,935,350,074 $ 20,733,628,512
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,197,835,866 $ 1,565,958,226 $ 33,435,999,868 $ 18,235,537,728
Accumulated earnings (loss) ................................................ (212,807,851) 168,361,359 11,499,350,206 2,498,090,784
NET ASSETS ..........................................................
$ 985,028,015 $ 1,734,319,585 $ 44,935,350,074 $ 20,733,628,512
NET ASSET VALUE
Shares outstanding ......................................................
6,600,000 23,550,000 465,450,000 145,650,000
Net asset value .........................................................
$ 149.25 $ 73.64 $ 96.54 $ 142.35
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 948,905,761 $ 934,385,334 $ 32,641,122,900 $ 17,448,464,162
(b)
  Securities loaned, at value ............................................ $ 238,815,998 $ 330,501,827 $ 1,785,599,705 $ 1,064,861,330
(c)
  Investments, at cost — affiliated ......................................... $ 249,301,544 $ 960,878,168 $ 1,907,395,359 $ 1,111,616,033
(d)
  Foreign currency, at cost ............................................. $ — $ 10,956 $ 153,601 $ —

Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
42
iShares Micro-Cap
ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 5,860,906 $ 6,887,441 $ 342,908,066 $ 58,071,740
Dividends — affiliated ............................................. 37,201 3,630,353 1,352,145 524,617
Interest — unaffiliated ............................................. 42,579 58,665 1,549,600 583,286
Securities lending income — affiliated — net ............................. 2,232,580 847,633 5,585,098 1,265,058
Foreign taxes withheld ............................................ (1,185) (9,136) (354,587) (342,705)
Total investment income .............................................
8,172,081 11,414,956 351,040,322 60,101,996
EXPENSES
Investment advisory .............................................. 2,507,439 1,105,511 38,012,373 21,689,644
Interest expense ................................................ 101 197 4,733 77
Total e xpenses ...................................................
2,507,540 1,105,708 38,017,106 21,689,721
Less: – – – –
Investment advisory fees waived ..................................... — (570,205) — —
Total ex penses after fees waived .......................................
2,507,540 535,503 38,017,106 21,689,721
Net investment income ..............................................
5,664,541 10,879,453 313,023,216 38,412,275
REALIZED AND UNREALIZED GAIN (LOSS) $ 245,269,581 $ 247,554,455 $ 5,281,408,348 $ 3,495,058,467
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (27,145,817) $ (17,577,682) $ 257,957,121 $ (555,899,393)
Investments — affiliated ......................................... 1,546 (4,189,792) (10,922) 3,365
Foreign currency transactions ..................................... — (176) (1,141) —
Futures contracts .............................................. 321,118 311,064 4,770,327 (943,685)
In-kind redemptions — unaffiliated
(a)
................................. 31,114,160 42,688,954 1,612,876,114 2,071,721,947
In-kind redemptions — affiliated
(a)
................................... — 5,271,143 — —
4,291,007 26,503,511 1,875,591,499 1,514,882,234
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 240,973,736 100,413,096 3,407,762,135 1,979,976,360
Investments — affiliated ......................................... 2,525 120,663,010 77,365 28,997
Foreign currency translations ...................................... — 3 49 —
Futures contracts .............................................. 2,314 (25,163) (2,022,701) 170,873
240,978,575 221,050,946 3,405,816,848 1,980,176,230
Net realized and unrealized gain .......................................
245,269,582 247,554,457 5,281,408,347 3,495,058,464
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 250,934,123 $ 258,433,910 $ 5,594,431,563 $ 3,533,470,739
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
43
Statements of Changes in Net Assets
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,664,541 $ 9,976,197 $ 10,879,453 $ 15,948,771
Net realized gain ................................................ 4,291,007 44,982,590 26,503,511 64,635,177
Net change in unrealized appreciation (depreciation) ........................ 240,978,575 (124,246,247) 221,050,946 (158,128,034)
Net increase (decrease) in net assets resulting from operations ...................
250,934,123 (69,287,460) 258,433,910 (77,544,086)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(4,714,495)
(b)
(10,136,984) (10,385,876)
(b)
(16,115,047)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(60,875,513) (40,764,625) 196,628,060 308,862,719
NET ASSETS
Total increase (decrease) in net assets ................................... 185,344,115 (120,189,069) 444,676,094 215,203,586
Beginning of period ................................................
799,683,900 919,872,969 1,289,643,491 1,074,439,905
End of period ....................................................
$ 985,028,015 $ 799,683,900 $ 1,734,319,585 $ 1,289,643,491
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
44
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 313,023,216 $ 515,440,454 $ 38,412,275 $ 63,422,661
Net realized gain ................................................ 1,875,591,499 2,061,327,467 1,514,882,234 2,195,425,738
Net change in unrealized appreciation (depreciation) ........................ 3,405,816,848 (1,749,869,801) 1,980,176,230 (1,922,157,185)
Net increase in net assets resulting from operations ...........................
5,594,431,563 826,898,120 3,533,470,739 336,691,214
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(269,924,283)
(b)
(499,177,754) (35,788,859)
(b)
(64,637,656)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,331,377,900 4,443,042,733 636,946,835 801,288,892
NET ASSETS
Total increase in net assets ........................................... 6,655,885,180 4,770,763,099 4,134,628,715 1,073,342,450
Beginning of period ................................................
38,279,464,894 33,508,701,795 16,598,999,797 15,525,657,347
End of period ....................................................
$ 44,935,350,074 $ 38,279,464,894 $ 20,733,628,512 $ 16,598,999,797
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
45
Financial Highlights
iShares Micro-Cap ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ................
$ 111.07  $ 121.04  $ 104.41  $ 129.02  $ 146.73  $ 67.33
Net investment income
(a)
........................
0 .86  1 .37  1 .26  1 .26  0 .76  0 .96
Net realized and unrealized gain (loss)
(b)
..............
38.04  (9.94) 16.71  (24.44) (17.42) 79.50
Net increase (decrease) from investment operations ....... 38.90  (8.57) 17.97  (23.18) (16.66) 80.46
Distributions from net investment income
(c)
........... (0.72)
(d)
(1.40) (1.34) (1.43) (1.05) (1.06)
Net asset value, end of period ..................... $ 149.25  $ 111.07  $ 121.04  $ 104.41  $ 129.02  $ 146.73
Total Return
(e)
Based on net asset value ......................... 35.10%
(f)
(7.18)% 17.36% (17.97)% (11.41)% 120.24%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.60%
(h)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ...........................
1.36%
(h)
1.11% 1.18% 1.12% 0.54% 0.92%
Supplemental Data
Net assets, end of period (000) ..................... $ 985,028  $ 799,684  $ 919,873  $ 897,921  $ 1,096,644  $ 1,386,589
Portfolio turnover rate
(i)
........................... 25% 28% 35% 35% 44% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
46
iShares Russell 2500 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ................
$ 62.60  $ 65.51  $ 54.79  $ 62.23  $ 62.85  $ 33.62
Net investment income
(a)
........................
0 .50  0 .92  0 .91  0 .99  0 .79  0 .75
Net realized and unrealized gain (loss)
(b)
..............
11.00  (2.94) 10.67  (7.45) (0.66) 29.21
Net increase (decrease) from investment operations ....... 11.50  (2.02) 11.58  (6.46) 0.13  29.96
Distributions from net investment income
(c)
........... (0.46)
(d)
(0.89) (0.86) (0.98) (0.75) (0.73)
Net asset value, end of period ..................... $ 73.64  $ 62.60  $ 65.51  $ 54.79  $ 62.23  $ 62.85
Total Return
(e)
Based on net asset value ......................... 18.42%
(f)
(3.15)% 21.36% (10.30)%
(g)
0.17% 89.71%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ....................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
1.48%
(i)
1.38% 1.59% 1.78% 1.22% 1.44%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,734,320  $ 1,289,643  $ 1,074,440  $ 687,566  $ 423,150  $ 267,118
Portfolio turnover rate
(j)
........................... 9% 8% 9% 11% 12% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
47
Financial Highlights
iShares Russell Mid-Cap ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .................
$ 85.05  $ 84.17  $ 69.91  $ 78.02  $ 73.93  $ 43.20
Net investment income
(a)
.........................
0 .68  1 .22  1 .10  1 .05  0 .84  0 .74
Net realized and unrealized gain (loss)
(b)
...............
11.40  0.83  14.23  (8.05) 4.14  30.79
Net increase (decrease) from investment operations ........ 12.08  2.05  15.33  (7.00) 4.98  31.53
Distributions from net investment income
(c)
............ (0.59)
(d)
(1.17) (1.07) (1.11) (0.89) (0.80)
Net asset value, end of period ...................... $ 96.54  $ 85.05  $ 84.17  $ 69.91  $ 78.02  $ 73.93
Total Return
(e)
Based on net asset value .......................... 14.23%
(f)
2.41%
(g)
22.16% (8.90)% 6.72% 73.38%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.18%
(i)
0.18%
(j)
0.19% 0.19% 0.18% 0.19%
Net investment income ............................
1.50%
(i)
1.41% 1.49% 1.52% 1.07% 1.23%
Supplemental Data
Net assets, end of period (000) ...................... $ 44,935,350  $ 38,279,465  $ 33,508,702  $ 27,722,263  $ 30,303,542  $ 27,123,317
Portfolio turnover rate
(k)
............................ 9% 11% 9% 12% 13% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes payment from an affiliate with no financial impact to the expense ratios.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
48
iShares Russell Mid-Cap Growth ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of period ...............
$ 117.47  $ 114.16  $ 91.08  $ 100.53  $ 102.01  $ 60.86
Net investment income
(b)
.......................
0 .27  0 .48  0 .54  0 .56  0 .37  0 .32
Net realized and unrealized gain (loss)
(c)
.............
24.86  3.32  23.08  (9.34) (1.44) 41.16
Net increase (decrease) from investment operations ...... 25.13  3.80  23.62  (8.78) (1.07) 41.48
Distributions from net investment income
(d)
.......... (0.25)
(e)
(0.49) (0.54) (0.67) (0.41) (0.33)
Net asset value, end of period .................... $ 142.35  $ 117.47  $ 114.16  $ 91.08  $ 100.53  $ 102.01
Total Return
(f)
Based on net asset value ........................ 21.40%
(g)
3.32%
(h)
26.02% (8.67)% (1.09)% 68.27%
Ratios to Average Net Assets
(i)
Total expen ses ...............................
0.23%
(j)
0.23%
(k)
0.23% 0.23% 0.23% 0.23%
Net investment income ..........................
0.40%
(j)
0.40% 0.56% 0.65% 0.34% 0.36%
Supplemental Data
Net assets, end of period (000) .................... $ 20,733,629  $ 16,599,000  $ 15,525,657  $ 12,204,996  $ 13,777,139  $ 14,822,269
Portfolio turnover rate
(l)
.......................... 25% 24% 35% 26% 35% 23%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Includes payment from an affiliate with no financial impact to the expense ratios.
(l)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
49
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF  seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
50
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank PLC ..................................... $ 25,941,333 $ (25,941,333) $ – $ –
Barclays Capital, Inc. ................................... 3,260,537 (3,260,537) – –
BNP Paribas SA ....................................... 28,523,337 (28,523,337) – –
BofA Securities, Inc. .................................... 14,596,802 (14,596,802) – –
Citadel Clearing LLC .................................... 38,225 (38,225) – –
Citigroup Global Markets, Inc. .............................. 10,921,279 (10,921,279) – –
Goldman Sachs & Co. LLC ............................... 41,017,255 (41,017,255) – –
HSBC Bank PLC ...................................... 1,272,935 (1,272,935) – –
J.P. Morgan Securities LLC ............................... 46,682,739 (46,682,739) – –
Jefferies LLC ......................................... 5,800,783 (5,800,783) – –
Morgan Stanley ....................................... 23,443,174 (23,443,174) – –
National Financial Services LLC ............................ 10,299,195 (10,299,195) – –
Natixis SA ........................................... 4,826 (4,826) – –
Pershing LLC ......................................... 73,122 (73,122) – –
RBC Capital Markets LLC ................................ 13,972 (13,972) – –
Scotia Capital (USA), Inc. ................................ 4,649 (4,649) – –
SG Americas Securities LLC .............................. 2,051,236 (2,051,236) – –
State Street Bank & Trust Co. .............................. 3,236,621 (3,236,621) – –
Toronto-Dominion Bank .................................. 1,170,508 (1,170,508) – –
UBS AG ............................................ 4,018,006 (4,018,006) – –
UBS Securities LLC .................................... 1,102,697 (1,102,697) – –
Virtu Americas LLC ..................................... 787,834 (787,834) – –
Wells Fargo Bank N.A. .................................. 6,218,740 (6,218,740) – –
Wells Fargo Securities LLC ............................... 8,336,193 (8,336,193) – –
$ 238,815,998 $ (238,815,998) $ – $ –
Russell 2500
Barclays Bank PLC ..................................... $ 7,262,251 $ (7,262,251) $ – $ –

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
52
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2500 (continued)
BMO Capital Markets Corp. ............................... 77,821 (77,821) – –
BNP Paribas SA ....................................... 65,578,435 (65,578,435) – –
BofA Securities, Inc. .................................... 6,676,899 (6,676,899) – –
Citigroup Global Markets, Inc. .............................. 10,689,885 (10,689,885) – –
HSBC Bank PLC ...................................... 119 (119) – –
J.P. Morgan Securities LLC ............................... 7,513,359 (7,513,359) – –
Jefferies LLC ......................................... 504,416 (504,416) – –
Morgan Stanley ....................................... 168,768,683 (168,768,683) – –
National Financial Services LLC ............................ 2,950,243 (2,950,243) – –
Pershing LLC ......................................... 3,432 (3,432) – –
Scotia Capital (USA), Inc. ................................ 82,170 (82,170) – –
SG Americas Securities LLC .............................. 99 (99) – –
State Street Bank & Trust Co. .............................. 392,284 (392,284) – –
UBS AG ............................................ 58,070,539 (58,070,539) – –
UBS Securities LLC .................................... 24,200 (24,200) – –
Virtu Americas LLC ..................................... 119,141 (119,141) – –
Wells Fargo Bank N.A. .................................. 1,787,851 (1,749,724) – 38,127
(b)
$ 330,501,827 $ (330,463,700) $ – $ 38,127
Russell Mid-Cap
Barclays Bank PLC ..................................... $ 59,198,039 $ (59,198,039) $ – $ –
Barclays Capital, Inc. ................................... 69,353 (69,353) – –
BMO Capital Markets Corp. ............................... 6,506,621 (6,506,621) – –
BNP Paribas SA ....................................... 154,173,023 (154,173,023) – –
BofA Securities, Inc. .................................... 211,231,639 (211,231,639) – –
Citadel Clearing LLC .................................... 22,284 (22,284) – –
Citigroup Global Markets, Inc. .............................. 253,077,514 (253,077,514) – –
Goldman Sachs & Co. LLC ............................... 224,271,144 (224,271,144) – –
HSBC Bank PLC ...................................... 19,123,846 (19,123,846) – –
J.P. Morgan Securities LLC ............................... 271,166,251 (271,166,251) – –
Jefferies LLC ......................................... 12,162,954 (12,162,954) – –
Morgan Stanley ....................................... 174,290,678 (174,290,678) – –
National Bank Financial, Inc. .............................. 1,148 (1,140) – 8
(b)
National Financial Services LLC ............................ 44,618,169 (44,618,169) – –
Natixis SA ........................................... 42,907,226 (42,907,226) – –
Nomura Securities International, Inc. ......................... 2,377,788 (2,377,788) – –
Pershing LLC ......................................... 13,002 (13,002) – –
RBC Capital Markets LLC ................................ 1,364,224 (1,364,224) – –
Scotia Capital (USA), Inc. ................................ 7,308 (7,308) – –
SG Americas Securities LLC .............................. 2,209,434 (2,209,434) – –
State Street Bank & Trust Co. .............................. 155,582,824 (155,582,824) – –
Toronto-Dominion Bank .................................. 30,327,721 (30,327,721) – –
UBS AG ............................................ 56,331,884 (56,331,884) – –
Virtu Americas LLC ..................................... 4,690,145 (4,690,145) – –
Wells Fargo Bank N.A. .................................. 45,404,146 (45,404,146) – –
Wells Fargo Securities LLC ............................... 14,471,340 (14,471,340) – –
$ 1,785,599,705 $ (1,785,599,697) $ – $ 8
Russell Mid-Cap Growth
Barclays Bank PLC ..................................... $ 8,950,538 $ (8,950,538) $ – $ –
Barclays Capital, Inc. ................................... 47,774 (47,590) – 184
(b)
BMO Capital Markets Corp. ............................... 132,477 (132,477) – –
BNP Paribas SA ....................................... 114,295,548 (114,295,548) – –
BofA Securities, Inc. .................................... 205,033,844 (205,033,844) – –
Citigroup Global Markets, Inc. .............................. 102,451,698 (102,451,698) – –
Goldman Sachs & Co. LLC ............................... 108,524,979 (108,524,979) – –
HSBC Bank PLC ...................................... 39,100,339 (39,100,339) – –
J.P. Morgan Securities LLC ............................... 222,990,006 (222,990,006) – –
Jefferies LLC ......................................... 5,467,066 (5,467,066) – –
Morgan Stanley ....................................... 83,718,250 (83,718,250) – –
National Financial Services LLC ............................ 41,359,273 (41,359,273) – –
Natixis SA ........................................... 25,957,570 (25,957,570) – –
Pershing LLC ......................................... 82,809 (82,809) – –
SG Americas Securities LLC .............................. 14,039 (14,039) – –
State Street Bank & Trust Co. .............................. 21,351,421 (21,351,421) – –
Toronto-Dominion Bank .................................. 10,200,658 (10,200,658) – –
UBS AG ............................................ 4,736,997 (4,736,997) – –
UBS Securities LLC .................................... 3,516,071 (3,516,071) – –

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell Mid-Cap Growth (continued)
Virtu Americas LLC ..................................... 4,733,479 (4,733,479) – –
Wells Fargo Bank N.A. .................................. 25,021,769 (25,021,769) – –
Wells Fargo Securities LLC ............................... 37,174,725 (37,174,725) – –
$ 1,064,861,330 $ (1,064,861,146) $ – $ 184
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.200000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.190000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.180500
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.171475
Over $ 281 billion .................................................................................................. 0.162901

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
54
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.250000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.237500
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.225625
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.214343
Over $ 281 billion .................................................................................................. 0.203626
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 570,205
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 562,178
Russell 2500 ............................................................................................................ 308,662
Russell Mid-Cap ......................................................................................................... 1,650,622
Russell Mid-Cap Growth .................................................................................................... 520,211

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 25,627,471 $ 115,495,623 $ 41,994,202
Russell 2500 ......................................................................... 41,522,860 13,414,939 (11,224,543)
Russell Mid-Cap ...................................................................... 953,934,749 672,600,454 (135,742,315)
Russell Mid-Cap Growth ................................................................. 1,580,627,706 1,572,201,634 (212,209,447)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 211,357,968 $ 212,137,633
Russell 2500 ......................................................................................... 133,213,932 135,996,193
Russell Mid-Cap ...................................................................................... 3,707,570,587 3,797,712,943
Russell Mid-Cap Growth ................................................................................. 4,730,646,787 4,881,744,157
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 80,366,174 $ 139,895,202
Russell 2500 ......................................................................................... 349,891,744 151,352,215
Russell Mid-Cap ...................................................................................... 3,895,236,534 2,442,824,574
Russell Mid-Cap Growth ................................................................................. 4,549,174,120 3,759,761,445
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Micro-Cap ......................................................................................................... $ (230,755,124)
Russell 2500 ........................................................................................................ (29,451,865)
Russell Mid-Cap ..................................................................................................... (2,404,846,303)
Russell Mid-Cap Growth ................................................................................................ (2,222,285,376)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
56
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,218,387,568 $ 198,403,064 $ (185,878,512) $ 12,524,552
Russell 2500 .................................................... 1,898,743,520 242,717,383 (72,140,989) 170,576,394
Russell Mid-Cap .................................................. 34,761,903,049 14,103,472,678 (2,142,770,005) 11,960,702,673
Russell Mid-Cap Growth ............................................ 18,619,060,281 4,131,186,797 (928,305,190) 3,202,881,607

Notes to Financial Statements
(unaudited) (continued)
57
Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 600,000 $ 81,630,891 1,150,000 $ 147,070,582
Shares redeemed
(1,200,000) (142,506,404) (1,550,000) (187,835,207)
(600,000) $ (60,875,513) (400,000) $ (40,764,625)
Russell 2500
Shares sold 5,300,000 $ 352,315,003 10,150,000 $ 684,646,775
Shares redeemed
(2,350,000) (155,686,943) (5,950,000) (375,784,056)
2,950,000 $ 196,628,060 4,200,000 $ 308,862,719
Russell Mid-Cap
Shares sold 44,200,000 $ 3,926,605,695 115,350,000 $ 9,714,518,760
Shares redeemed
(28,850,000) (2,595,227,795) (63,350,000) (5,271,476,027)
15,350,000 $ 1,331,377,900 52,000,000 $ 4,443,042,733
Russell Mid-Cap Growth
Shares sold 33,800,000 $ 4,594,471,709 74,750,000 $ 8,694,196,505
Shares redeemed
(29,450,000) (3,957,524,874) (69,450,000) (7,892,907,613)
4,350,000 $ 636,946,835 5,300,000 $ 801,288,892

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
58
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
59
Board Review and Approval of Investment Advisory Contract
iShares Micro-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
60
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.
The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
61
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
62
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits

Board Review and Approval of Investment Advisory Contract
(continued)
63
Board Review and Approval of Investment Advisory Contract
a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December
9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
64
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate..
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Board Review and Approval of Investment Advisory Contract
(continued)
65
Board Review and Approval of Investment Advisory Contract
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
66
underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December
9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
(continued)
67
Board Review and Approval of Investment Advisory Contract
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
68
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Nasdaq Top 30 Stocks ETF | QTOP | Nasdaq
iShares Nasdaq-100 ex Top 30 ETF | QNXT | Nasdaq

Page
2

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobiles — 5.3%
Tesla, Inc.
(a)
......................... 23,136 $ 10,289,042
Beverages — 1.5%
PepsiCo, Inc. ....................... 21,382 3,002,888
Biotechnology — 2.3%
Amgen, Inc. ........................ 8,409 2,373,020
Gilead Sciences, Inc. .................. 19,378 2,150,958
4,523,978
Broadline Retail — 6.7%
Amazon.com, Inc.
(a)
................... 59,165 12,990,859
Chemicals — 1.8%
Linde plc .......................... 7,324 3,478,900
Communications Equipment — 2.2%
Cisco Systems, Inc. ................... 61,845 4,231,435
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp. ................ 6,924 6,409,062
Entertainment — 4.1%
Netflix, Inc.
(a)
........................ 6,639 7,959,630
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical, Inc.
(a)
................. 5,599 2,504,041
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc. ................. 505 2,726,631
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ............. 9,918 2,087,739
Interactive Media & Services — 9.1%
Alphabet, Inc. , Class A ................. 20,010 4,864,431
Alphabet, Inc. , Class C, NVS ............. 18,681 4,549,758
Meta Platforms, Inc. , Class A ............. 11,169 8,202,290
17,616,479
IT Services — 1.4%
Shopify, Inc. , Class A
(a) (b)
................ 19,060 2,832,507
Semiconductors & Semiconductor Equipment — 25.4%
Advanced Micro Devices, Inc.
(a)
........... 25,343 4,100,244
Applied Materials, Inc. ................. 12,443 2,547,580
Broadcom, Inc. ...................... 27,740 9,151,703
Micron Technology, Inc. ................. 17,478 2,924,419
NVIDIA Corp. ....................... 134,811 25,153,036
QUALCOMM, Inc. .................... 16,852 2,803,499
Texas Instruments, Inc. ................. 14,199 2,608,782
49,289,263
Software — 20.0%
Adobe, Inc.
(a)
........................ 6,623 2,336,263
AppLovin Corp. , Class A
(a)
............... 4,806 3,453,303
Intuit, Inc. .......................... 4,357 2,975,439
Microsoft Corp. ...................... 41,236 21,358,186
Palantir Technologies, Inc. , Class A
(a)
....... 35,521 6,479,741
Palo Alto Networks, Inc.
(a)
............... 10,447 2,127,218
38,730,150
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc. ......................... 82,333 20,964,452
Security
Shares
Shares Value
Wireless Telecommunication Services — 2.2%
T-Mobile US, Inc. ..................... 17,578 $ 4,207,822
Total Long-Term Investments — 99 .9%
(Cost: $ 165,101,324 ) .............................. 193,844,878
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 2,866,366 2,867,799
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 141,125 141,125
Total Short-Term Securities — 1 .6%
(Cost: $ 3,009,194 ) ............................... 3,008,924
Total Investments — 101 .5%
(Cost: $ 168,110,518 ) .............................. 196,853,802
Liabilities in Excess of Other Assets — (1.5) % ............. (2,878,825)
Net Assets — 100.0% ...............................
$ 193,974,977
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,867,676
(a)
$ — $ 393 $ (270) $ 2,867,799 2,866,366 $ 418
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 139,950 1,175
(a)
— — — 141,125 141,125 4,656 —
$ 393 $ (270) $ 3,008,924 $ 5,074 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 2 12/19/25 $ 100 $ 2,598
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,598 $ — $ — $ — $ 2,598
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 54,626 $ — $ — $ — $ 54,626
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 2,706 $ — $ — $ — $ 2,706
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 141,377
–

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Nasdaq Top 30 Stocks ETF
Schedules of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 193,844,878 $ — $ — $ 193,844,878
Short-Term Securities
Money Market Funds ...................................... 3,008,924 — — 3,008,924
$ 196,853,802 $ — $ — $ 196,853,802
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,598 $ — $ — $ 2,598
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
................. 298 $ 213,857
Beverages — 3.2%
Coca-Cola Europacific Partners plc ......... 1,738 157,133
Keurig Dr Pepper, Inc. ................. 5,153 131,453
Monster Beverage Corp.
(a)
............... 3,704 249,316
537,902
Biotechnology — 4.1%
Biogen, Inc.
(a)
....................... 556 77,884
Regeneron Pharmaceuticals, Inc. .......... 395 222,097
Vertex Pharmaceuticals, Inc.
(a)
............ 973 381,066
681,047
Broadline Retail — 4.7%
(a)
MercadoLibre, Inc. .................... 192 448,692
PDD Holdings, Inc. , ADR ................ 2,533 334,787
783,479
Commercial Services & Supplies — 2.9%
Cintas Corp. ........................ 1,529 313,842
Copart, Inc.
(a)
....................... 3,668 164,950
478,792
Electric Utilities — 5.8%
American Electric Power Co., Inc. .......... 2,029 228,263
Constellation Energy Corp. .............. 1,185 389,948
Exelon Corp. ........................ 3,831 172,433
Xcel Energy, Inc. ..................... 2,243 180,898
971,542
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp. ......................... 497 79,162
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A .............. 3,740 182,213
Entertainment — 3.3%
Electronic Arts, Inc. ................... 949 191,414
Take-Two Interactive Software, Inc.
(a)
........ 700 180,852
Warner Bros Discovery, Inc.
(a)
............ 9,391 183,406
555,672
Financial Services — 1.4%
PayPal Holdings, Inc.
(a)
................. 3,624 243,025
Food Products — 2.5%
Kraft Heinz Co. (The) .................. 4,490 116,919
Mondelez International, Inc. , Class A ........ 4,908 306,603
423,522
Ground Transportation — 2.2%
CSX Corp. ......................... 7,072 251,127
Old Dominion Freight Line, Inc. ........... 797 112,201
363,328
Health Care Equipment & Supplies — 2.5%
Dexcom, Inc.
(a)
...................... 1,488 100,127
GE HealthCare Technologies, Inc. ......... 1,732 130,073
IDEXX Laboratories, Inc.
(a)
............... 303 193,584
423,784
Hotels, Restaurants & Leisure — 7.4%
Airbnb, Inc. , Class A
(a)
.................. 1,628 197,672
DoorDash, Inc. , Class A
(a)
............... 1,526 415,057
Marriott International, Inc. , Class A ......... 1,030 268,253
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ...................... 4,312 $ 364,795
1,245,777
IT Services — 0.7%
Cognizant Technology Solutions Corp. , Class A . 1,853 124,281
Machinery — 1.2%
PACCAR, Inc. ....................... 1,992 195,853
Media — 4.0%
Charter Communications, Inc. , Class A
(a)
..... 518 142,504
Comcast Corp. , Class A ................ 13,970 438,938
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,691 82,876
664,318
Oil, Gas & Consumable Fuels — 0.9%
Diamondback Energy, Inc. ............... 1,098 157,124
Pharmaceuticals — 1.0%
AstraZeneca plc , ADR ................. 2,228 170,932
Professional Services — 6.1%
Automatic Data Processing, Inc. ........... 1,536 450,816
Paychex, Inc. ....................... 1,364 172,901
Thomson Reuters Corp. ................ 1,710 265,614
Verisk Analytics, Inc. ................... 530 133,300
1,022,631
Real Estate Management & Development — 0.8%
CoStar Group, Inc.
(a)
................... 1,607 135,583
Semiconductors & Semiconductor Equipment — 20.1%
Analog Devices, Inc. ................... 1,866 458,476
ARM Holdings plc , ADR
(a) (b)
.............. 518 73,292
ASML Holding NV (Registered), NYRS , ADR .. 321 310,757
GLOBALFOUNDRIES, Inc.
(a)
............. 2,105 75,443
Intel Corp.
(a)
........................ 16,603 557,031
KLA Corp. .......................... 501 540,378
Lam Research Corp. .................. 4,801 642,854
Marvell Technology, Inc. ................ 3,270 274,909
Microchip Technology, Inc. ............... 2,047 131,458
NXP Semiconductors NV ............... 956 217,710
ON Semiconductor Corp.
(a)
.............. 1,551 76,480
3,358,788
Software — 17.1%
Atlassian Corp. , Class A
(a)
............... 631 100,771
Autodesk, Inc.
(a)
...................... 812 257,948
Cadence Design Systems, Inc.
(a)
.......... 1,034 363,203
Crowdstrike Holdings, Inc. , Class A
(a)
........ 952 466,842
Datadog, Inc. , Class A
(a)
................ 1,226 174,582
Fortinet, Inc.
(a)
....................... 2,907 244,421
Roper Technologies, Inc. ................ 408 203,465
Strategy, Inc. , Class A
(a) (b)
............... 1,001 322,532
Synopsys, Inc.
(a)
..................... 702 346,360
Workday, Inc. , Class A
(a)
................ 823 198,121
Zscaler, Inc.
(a)
....................... 591 177,099
2,855,344
Specialty Retail — 3.2%
O'Reilly Automotive, Inc.
(a)
............... 3,219 347,040
Ross Stores, Inc. ..................... 1,241 189,116
536,156
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.
(a)
............... 435 77,400

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.3%
Fastenal Co. ........................ 4,353 $ 213,471
Total Long-Term Investments — 99 .8%
(Cost: $ 15,269,879 ) ............................... 16,694,983
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 171,407 171,493
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.09% .................... 29,072 29,072
Total Short-Term Securities — 1 .2%
(Cost: $ 200,574 ) ................................. 200,565
Total Investments — 101 .0%
(Cost: $ 15,470,453 ) ............................... 16,895,548
Liabilities in Excess of Other Assets — (1.0) % ............. (167,269)
Net Assets — 100.0% ...............................
$ 16,728,279
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,350,707 $ — $ (1,179,092)
(a)
$ (125) $ 3 $ 171,493 171,407 $ 517
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 35,689 — (6,617)
(a)
— — 29,072 29,072 705 —
$ (125) $ 3 $ 200,565 $ 1,222 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 16,694,983 $ — $ — $ 16,694,983
Short-Term Securities
Money Market Funds ...................................... 200,565 — — 200,565
$ 16,895,548 $ — $ — $ 16,895,548

Statements of Assets and Liabilities
(unaudited)

September 30, 2025
9
Statements of Assets and Liabilities
See notes to financial statements.
iShares Nasdaq
Top 30 Stocks
ETF
iShares
Nasdaq-100 ex
Top 30 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 193,844,878 $ 16,694,983
Investments, at value — affiliated
(c)
........................................................................... 3,008,924 200,565
Cash pledged:
Futures contracts ..................................................................................... 7,000 —
Receivables: – –
Securities lending income — affiliated ....................................................................... 374 63
Dividends — unaffiliated ................................................................................ 9,561 6,913
Dividends — affiliated .................................................................................. 870 107
Variation margin on futures contracts ........................................................................ 219 —
Total a ssets ..........................................................................................
196,871,826 16,902,631
LIABILITIES
Collateral on securities loaned .............................................................................. 2,867,676 171,652
Payables: – –
Investment advisory fees ................................................................................ 29,173 2,700
Total li abilities .........................................................................................
2,896,849 174,352
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 193,974,977 $ 16,728,279
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 163,743,775 $ 14,943,727
Accumulated earnings ................................................................................... 30,231,202 1,784,552
NET ASSETS .........................................................................................
$ 193,974,977 $ 16,728,279
NET ASSET VALUE
Shares outstanding .....................................................................................
6,240,000 600,000
Net asset value ........................................................................................
$ 31.09 $ 27.88
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 165,101,324 $ 15,269,879
(b)
  Securities loaned, at value ........................................................................ $ 2,804,122 $ 167,436
(c)
  Investments, at cost — affiliated ..................................................................... $ 3,009,194 $ 200,574

Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
10
See notes to financial statements.
iShares Nasdaq
Top 30 Stocks
ETF
iShares
Nasdaq-100 ex
Top 30 ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 462,262 $ 60,578
Dividends — affiliated ............................................................................... 4,656 705
Interest — unaffiliated ............................................................................... 4,965 726
Securities lending income — affiliated — net ............................................................... 418 517
Foreign taxes withheld .............................................................................. — (481)
Total investment income ...............................................................................
472,301 62,045
EXPENSES
Investment advisory ................................................................................ 134,044 15,391
Total expenses .....................................................................................
134,044 15,391
Net investment income ................................................................................
338,257 46,654
REALIZED AND UNREALIZED GAIN (LOSS) $ 36,544,797 $ 2,711,816
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ (497,528) $ (171,123)
Investments — affiliated ........................................................................... 393 (125)
Foreign currency transactions ....................................................................... (27) 34
Futures contracts ................................................................................ 54,626 —
In-kind redemptions — unaffiliated
(a)
................................................................... 2,110,462 750,206
1,667,926 578,992
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 34,874,437 2,132,819
Investments — affiliated ........................................................................... (270) 3
Futures contracts ................................................................................ 2,706 —
34,876,873 2,132,822
Net realized and unrealized gain .........................................................................
36,544,799 2,711,814
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 36,883,056 $ 2,758,468
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares Nasdaq Top 30 Stocks ETF iShares Nasdaq-100 ex Top 30 ETF
Six Months Ended
09/30/25
(unaudited)
Period from
10/23/24
(a)
to 03/31/25
Six Months Ended
09/30/25
(unaudited)
Period from
10/23/24
(a)
to 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 338,257 $ 196,642 $ 46,654 $ 57,788
Net realized gain (loss) ............................................ 1,667,926 (46,130) 578,992 (106,607)
Net change in unrealized appreciation (depreciation) ........................ 34,876,873 (6,130,991) 2,132,822 (707,727)
Net increase (decrease) in net assets resulting from operations ...................
36,883,056 (5,980,479) 2,758,468 (756,546)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(328,793)
(c)
(187,684) (45,178)
(c)
(53,671)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
64,363,701 99,225,176 388,809 14,436,397
NET ASSETS
Total increase in net assets ........................................... 100,917,964 93,057,013 3,102,099 13,626,180
Beginning of period ................................................
93,057,013 — 13,626,180 —
End of period ....................................................
$ 193,974,977 $ 93,057,013 $ 16,728,279 $ 13,626,180
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
12
iShares Nasdaq Top 30 Stocks ETF
Six Months
Ended
09/30/25
(unaudited)
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period ........................................................................
$ 23.74  $ 24.60
Net investment income
(b)
................................................................................
0 .07  0 .06
Net realized and unrealized gain (loss)
(c)
......................................................................
7.34  (0.86)
Net increase (decrease) from investment operations ............................................................... 7.41  (0.80)
Distributions from net investment income
(d)
................................................................... (0.06)
(e)
(0.06)
Net asset value, end of period ............................................................................. $ 31.09  $ 23.74
Total Return
(f)
Based on net asset value ................................................................................. 31.24%
(g)
(3.27)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.20%
(i)
0.20%
(i)
Net investment income ...................................................................................
0.50%
(i)
0.57%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 193,975  $ 93,057
Portfolio turnover rate
(j)
................................................................................... 13% 13%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
iShares Nasdaq-100 ex Top 30 ETF
Six Months
Ended
09/30/25
(unaudited)
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period ........................................................................
$ 23.49  $ 24.73
Net investment income
(b)
................................................................................
0 .08  0 .10
Net realized and unrealized gain (loss)
(c)
......................................................................
4.39  (1.25)
Net increase (decrease) from investment operations ............................................................... 4.47  (1.15)
Distributions from net investment income
(d)
................................................................... (0.08)
(e)
(0.09)
Net asset value, end of period ............................................................................. $ 27.88  $ 23.49
Total Return
(f)
Based on net asset value ................................................................................. 19.01%
(g)
(4.63)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ........................................................................................
0.20%
(i)
0.20%
(i)
Net investment income ...................................................................................
0.61%
(i)
0.94%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 16,728  $ 13,626
Portfolio turnover rate
(j)
................................................................................... 19% 16%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information
14
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Nasdaq Top 30 Stocks ................................................................................................. Non-diversified
Nasdaq-100 ex Top 30 ................................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
16
collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Nasdaq Top 30 Stocks
UBS AG ............................................ $ 2,804,122 $ (2,804,122) $ – $ –
m
Nasdaq-100 ex Top 30
BofA Securities, Inc. .................................... $ 56,596 $ (56,596) $ – $ –
J.P. Morgan Securities LLC ............................... 110,840 (110,840) – –
$ 167,436 $ (167,436) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
iShares ETF Amounts
Nasdaq Top 30 Stocks ..................................................................................................... $ 193
Nasdaq-100 ex Top 30 ..................................................................................................... 281
iShares ETF Purchases Sales
Nasdaq Top 30 Stocks .................................................................................. $ 17,403,059 $ 17,011,699
Nasdaq-100 ex Top 30 .................................................................................. 2,904,370 3,110,365
iShares ETF
In-kind
Purchases
In-kind
Sales
Nasdaq Top 30 Stocks .................................................................................. $ 72,900,073 $ 8,851,713
Nasdaq-100 ex Top 30 .................................................................................. 3,101,456 2,497,898

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
18
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Nasdaq Top 30 Stocks ................................................................................................. $ (201,047)
Nasdaq-100 ex Top 30 ................................................................................................. (225,110)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Nasdaq Top 30 Stocks .............................................. $ 168,110,598 $ 30,029,732 $ (1,283,930) $ 28,745,802
Nasdaq-100 ex Top 30 .............................................. 15,470,547 2,212,007 (787,006) 1,425,001

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/25
Period Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Nasdaq Top 30 Stocks
(a)
Shares sold 2,640,000 $ 73,055,105 4,000,000 $ 101,173,017
Shares redeemed
(320,000) (8,691,404) (80,000) (1,947,841)
2,320,000 $ 64,363,701 3,920,000 $ 99,225,176
Nasdaq-100 ex Top 30
(a)
Shares sold 120,000 $ 3,104,949 620,000 $ 15,433,124
Shares redeemed
(100,000) (2,716,140) (40,000) (996,727)
20,000 $ 388,809 580,000 $ 14,436,397
(a)
The Fund commenced operations on October 23, 2024.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
20
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
21
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
22
iShares Nasdaq Top 30 Stocks ETF, iShares Nasdaq-100 ex Top 30 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
23
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.
The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
24
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
25
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
NYRS New York Registered Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc., nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 20, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: November 20, 2025